                       Securities Act File No. 33-79858
               Investment Company Act of 1940 File No. 811-8544

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /X/

  Post-Effective Amendment No. 44                                 /X/

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   /X/

  Amendment No. 45                                                /X/

                                UAM FUNDS TRUST
              (Exact Name of Registrant as specified in Charter)

                          c/o UAM Fund Services, Inc.
                         211 Congress St., 4/th/ Floor
                          Boston, Massachusetts 02110
                 Registrant's Telephone Number (617) 542-5440
                   (Address of Principal Executive Offices)
                   ----------------------------------------

                           Gary L. French, Treasurer
                            UAM Fund Services, Inc.
                              211 Congress Street
                          Boston, Massachusetts 02110
                    (Name and Address of Agent for Service)
                    ---------------------------------------

                                   COPY TO:
                            Audrey C. Talley, Esq.
                          Drinker Biddle & Reath LLP
                               One Logan Square
                            Philadelphia, PA 191037

     It is proposed that this filing become effective (check appropriate box):

          [X]  Immediately upon filing pursuant to Paragraph (b)
          [_]  on (date) pursuant to Paragraph (b)
          [_]  60 days after filing pursuant to paragraph (a) (1)
          [_]  on (date) pursuant to paragraph (a) (1)
          [_]  75 days after filing pursuant to Paragraph (a) (2)
          [_]  on (date) pursuant to Paragraph (a) (2) of Rule 485

     If appropriate, check the following box:

          [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A
                                UAM FUNDS TRUST

The prospectuses for the following portfolios are included in this Post-Effective Amendment No. 44 to the Registration Statement, filed on August 28, 2000.

 .  BHM&S Total Return Bond Portfolio Institutional Class Shares
 . BHM&S Total Return Bond Portfolio Institutional Service Class Shares . Cambiar Opportunity Portfolio Institutional Class Shares
 .  Chicago Asset Management Intermediate Bond Portfolio
 .  Chicago Asset Management Value/Contrarian Portfolio
 .  Clipper Focus Portfolio Institutional Class Shares
 .  MJI International Equity Portfolio Institutional Class Shares
 . MJI International Equity Portfolio Institutional Service Class Shares . Pell Rudman Mid-Cap Growth Portfolio Institutional Class Shares
 .  PIC Twenty Portfolio Institutional Class Chares
 .  Sirach Growth II Portfolio Institutional Class Shares
 .  TJ Core Equity Portfolio Institutional Service Class Shares
 .  TS&W International Octagon Portfolio Institutional Class Shares

Supplement, dated August 28, 2000, to the prospectuses listed above, is included in this Post-Effective Amendment No. 44 to the Registration Statement, filed on August 28, 2000.

The Institutional Class prospectus for FPA Crescent Portfolio dated July 31, 2000, along with a Supplement dated July 31, 2000, is contained in Post-Effective Amendment No. 43, filed on July 27, 2000.

The Advisor Class and Institutional Class prospectuses for Heitman Real Estate Portfolio are contained in Post-Effective Amendment No. 42, filed on April 28, 2000.

The Institutional Class and the Institutional Service Class prospectuses for IRA Capital Preservation Portfolio (formerly known as Dwight Capital Preservation Portfolio) are contained in Post-Effective Amendment No. 41, filed on February 28, 2000.

                                    PART B
                                UAM FUNDS TRUST

The statements of additional information for the following portfolios is included in this Post-Effective Amendment No. 44 to the Registration Statement, filed August 28, 2000:

 .  BHM&S Total Return Bond Portfolio
 .  Cambiar Opportunity Portfolio
 .  Chicago Asset Management Intermediate Bond Portfolio and Chicago Asset
   Management Value/Contrarian Portfolio
 .  Clipper Focus Portfolio
 .  MJI International Equity Portfolio
 .  Pell Rudman Mid-Cap Growth Portfolio
 .  PIC Twenty Portfolio
 .  TJ Core Equity Portfolio
 .  Sirach Growth II Portfolio
 .  TS&W International Octagon Portfolio

The statement of additional information for FPA Crescent Portfolio is contained in Post-Effective Amendment No. 43, filed on July 31, 2000.

The statement of additional information for Heitman Real Estate Portfolio is contained in Post-Effective Amendment No. 42 to this Registration Statement, filed on April 28, 2000.

The statement of additional information for IRA Capital Preservation Portfolio (formerly known as the Dwight Capital Preservation Portfolio) is contained in Post-Effective Amendment No. 41 to this Registration Statement, filed on February 28, 2000.

                                    PART C
                                UAM FUNDS TRUST
                               OTHER INFORMATION

ITEM 23. EXHIBITS

Exhibits previously filed by the Fund are incorporated by reference to such filings. The following table describes the location of all exhibits. In the table, the following references are used: PEA 44 = Post Effective Amendment No 44, filed herewith; PEA 43 = Post Effective Amendment No. 43, filed on July 27, 2000; PEA 42 = Post Effective Amendment No. 42 filed on April 28, 2000; Post-Effective Amendment No. 41 filed on February 28, 2000; PEA 39 = Post-Effective Amendment No. 39 filed on December 28, 1999; PEA 35 = Post-Effective Amendment No. 35 filed on August 9, 1999; PEA 34 = Post-Effective Amendment No. 34 filed on July 28, 1999, PEA 30 = Post-Effective Amendment No. 30 filed on April 23, 1999, PEA 29 = Post-Effective Amendment No. 29 filed on April 12, 1999, PEA 27 = Post-Effective Amendment No. 27 filed on February 5, 1999, PEA 24 = Post Effective Amendment No. 24 filed on July 10, 1998; PEA 19 = Post-Effective Amendment No. 19 filed on February 3, 1998; PEA17 = Post-Effective Amendment No. 17 filed on December 15, 1997, PEA16 = Post-Effective Amendment No. 16 filed on July 10, 1997.

                                                                                                         Incorporated by
Exhibit                                                                                                  Reference to (Location):
-------                                                                                                  --------------------------
   A. 1.  Agreement and Declaration of Trust                                                             PEA 24
      2.  Certificate of Trust                                                                           PEA 24
      3.  Certificate of Amendment to Certificate of Trust                                               PEA 24

   B. 1.  By-Laws                                                                                        PEA 24
      2.  Amendment to By-Laws dated December 10, 1998                                                   PEA 27

   C. 1.  Form of Specimen Share Certificate                                                             PEA 24
      2.  The rights of security holders are defined in the Registrant's Agreement and Declaration of    PEA 24
          Trust and By-Laws

   D. 1.  Investment Advisory Agreement between Registrant and Barrow, Hanley, Mewhinney & Strauss       PEA 27
      2.  Investment Advisory Agreement between Registrant and Cambiar Investors, Inc.                   PEA 27
      3.  Investment Advisory Agreement between Registrant and Chicago Asset Management Company          PEA 27
          (Intermediate Bond Portfolio)
      4.  Investment Advisory Agreement between Registrant and Chicago Asset Management Company          PEA 27
          (Value/Contrarian Portfolio)
      5.  Investment Advisory Agreement between Registrant and Dwight Asset Management Company           PEA 27
      7.  Investment Advisory Agreement between Registrant and First Pacific Advisors, Inc.              PEA 27
      8.  Investment Advisory Agreement between Registrant and Hanson Investment Management Company      PEA 27
      9.  Investment Advisory Agreement between Registrant and Heitman/PRA Securities Advisors, Inc.     PEA 27
      10. Investment Advisory Agreement between Registrant and Jacobs Asset Management, L.P.             PEA 27
   10. A. Form of Amendment to Investment Advisory Agreement between Registrant and Jacobs Asset         PEA 43
          Management, L. P.
      11. Investment Advisory Agreement between Registrant and Murray Johnstone International Limited    PEA 27
      12. Investment Advisory Agreement between Registrant and Pacific Financial Research, Inc.          PEA 27
      13. Investment Advisory Agreement between Registrant and Pell Rudman Trust Company, N.A.           PEA 27
      14. Investment Advisory Agreement between Registrant and Provident Investment Counsel              PEA 39
      15. Investment Advisory Agreement between Registrant and Tom Johnson Investment Management         PEA 27
      16. Form of Interim Investment Advisory Agreement between Registrant and Sirach Capital            filed herewith
          Management, Inc.

    E. 1. Distribution Agreement between Registrant and UAM Fund Distributors                            PEA 24

                                                                                                         Incorporated by
Exhibit                                                                                                  Reference to (Location)
-------                                                                                                  --------------------------
   E.  2. Distribution Agreement between Registrant and UAM Fund Distributors, Inc. dated as of March
          31, 1999 (Advisor Class Shares)                                                                 PEA 29
       2. Distribution Agreement between Registrant and ACG Capital Corporation (Advisor Class Shares)    PEA 19
       4. Amendment to Distribution Agreement between Registrant and ACG Capital Corporation dated as     PEA 29
   E.5.A  Form of Selling Dealer Agreement - Institutional Service Class Shares                           PEA 42
       B. Form of Selling Dealer Agreement - Institutional Class Shares                                   PEA 42
       C. Form of Broker Services Agreement - Institutional Service Class Shares                          PEA 42
       D. Form of Broker Services Agreement - Institutional Class Shares                                  PEA 42
       F. Trustees' and Officers' Contracts and Programs                                                  Not applicable

    G. 1. Global Custody Agreement                                                                        PEA 16

    H. 1. Fund Administration Agreement                                                                   PEA 27
       2. Fund Administration Agreement Fee Schedule                                                      PEA 30
       3. Mutual Funds Service Agreement                                                                  PEA 41

    I.    Opinions and Consents of Counsel                                                                PEA 34, PEA 39, PEA 41
                                                                                                          42, 43, filed herewith
    J.    Consent of Independent Auditors                                                                 PEA 34, PEA 35, PEA 39
                                                                                                          PEA 41, 42, 43, filed
                                                                                                          herewith
     K.   Other Financial Statements                                                                      Not applicable

     L.   Purchase Agreement                                                                              PEA 24

    M. 1. Distribution Plan                                                                               PEA 24
       2. Shareholder Services Plan                                                                       PEA 24
       3. Service Agreement                                                                               PEA 24

    N.    Amended and Restated Rule 18f-3 Multiple Class Plan                                             PEA 24


    O.    Powers of Attorney                                                                              PEA 24, PEA 27

    P. 1. Code of Ethics of  The UAM Funds                                                                PEA 43
       2. Code of Ethics of UAM Fund Distributors, Inc.    (distributor)                                  PEA 43
       3. Code of Ethics - Cambiar Investors, Inc.     (investment adviser)                               PEA 43
       4. Code of Ethics - Chicago Asset Management Company     (investment adviser)                      PEA 43
       5. Code of Ethics - Dwight Asset Management Company     (investment adviser)                       PEA 43
       6. Code of Ethics - First Pacific Advisors, Inc. (investment adviser)                              PEA 43
       7. Code of Ethics - Heitman/PRA Securities Advisors, Inc. (investment adviser)                     PEA 43
       8. Code of Ethics - Murray Johnstone International Limited     (investment adviser)                PEA 43
       9. Code of Ethics - Pacific Financial Research, Inc. (investment adviser)                          PEA 43
      10. Code of Ethics - Pell Rudman Trust Company  (investment adviser)                                PEA 43
      11. Code of Ethics - Provident Investment Counsel, Inc.     (investment adviser)                    PEA 43
      12. Code of Ethics - Sirach Capital Management, Inc. (investment adviser)                           filed herewith
      13. Code of Ethics - Thompson, Siegel & Walmsley, Inc.  (investment adviser)                        PEA 43
      14. Code of Ethics - Tom Johnson Investment Management, Inc. (investment adviser)                   PEA 43

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Not applicable.

ITEM 25.  INDEMNIFICATION

Reference is made to Article VI of Registrant's Declaration of Trust, which is incorporated herein by reference. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Provisions for indemnification of UAM Fund Services, Inc. are contained in
Section 6 of its Fund Administration Agreement with the Registrant.

Provisions for indemnification of the Registrant's investment advisers are contained in Section 7 of their respective Investment Advisory Agreements with the Registrant.

Provisions for indemnification of Registrant's principal underwriter, UAM Fund Distributors, Inc., are contained in its Distribution Agreement with the Registrant.

Provisions for indemnification of Registrant's custodian, The Chase Manhattan Bank, are contained in Section 12 of its Fund Global Custody Agreement with the Registrant.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to the caption "Investment Adviser" in the Prospectuses constituting Part A of this Registration Statement and "Investment Adviser" in Part B of this Registration Statement. Except for information with respect to Pell Rudman Trust Company, N.A., the information required by this Item 26 with respect to each director, officer, or partner of each other investment adviser of the Registrant is incorporated by reference to the Forms ADV filed by the investment advisers listed below with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended, under the file numbers indicated:

Investment Adviser                                                                      File No.
------------------                                                                      --------
Barrow, Hanley, Mewhinney & Strauss, Inc.                                               801-31237
Cambiar Investors, Inc.                                                                 801-09538
Chicago Asset Management Company                                                        801-20197
Dwight Asset Management Company                                                         801-45304
First Pacific Advisors, Inc.                                                            801-39512
Heitman/PRA Securities Advisors, Inc.                                                   801-48252
Murray Johnstone International Ltd.                                                     801-34926
Pacific Financial Research, Inc.                                                        801-54352
Provident Investment Counsel, Inc.                                                      801-47993
Sirach Capital Management, Inc.                                                         801-33477
Thompson, Siegel & Walmsley, Inc.                                                       801-06273
Tom Johnson Investment Management, Inc.                                                 801-42549

                                             Positions and Offices with Pell Rudman      Positions and Offices with Pell
Name and Principal Business Address          Trust Company, N.A.                         Rudman & Co., Inc.
----------------------------------------------------------------------------------------------------------------------------
Jeffrey S. Thomas                            Director                                    Chief Financial Officer of
100 Federal Street                                                                       Pell, Rudman & Co., Inc.
Boston, Massachusetts
----------------------------------------------------------------------------------------------------------------------------
Edward I. Rudman                             Director                                    Chairman and President of Pell,
100 Federal Street                                                                       Rudman & Co., Inc.
Boston, Massachusetts

-------------------------------------------------------------------------------------------------------------------------------
James S. McDonald                            Director                                    Executive Vice President of
100 Federal Street                                                                       Pell, Rudman & Co., Inc.
Boston, Massachusetts
-------------------------------------------------------------------------------------------------------------------------------
Susan W. Hunnewell                           Director                                    Senior Vice President of Pell,
100 Federal Street                                                                       Rudman & Co., Inc.
Boston, Massachusetts

Barrow, Hanley, Mewhinney & Strauss, Inc., Cambiar Investors, Inc., Chicago Asset Management Company, Dwight Asset Management Company, First Pacific Advisors, Inc., Hanson Investment Management Company, Heitman/PRA Securities Advisors, Inc., Murray Johnstone International Ltd., Pacific Financial Research, Inc., Pell Rudman Trust Company, N.A., Provident Investment Counsel, Sirach Capital Management, Inc, Thompson, Siegel & Walmsley Inc., and Tom Johnson Investment Management, Inc., are affiliates of United Asset Management Corporation ("UAM"), a Delaware corporation owning firms engaged primarily in institutional investment management.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) UAM Fund Distributors, Inc. ("UAMFDI") acts as distributor of the registrant's shares. ACG Capital Corporation ("ACG") also acts as limited co-distributor of the Heitman Real Estate Portfolio Advisor Class Shares.

(b) The information required with respect to each director and officer of UAMFDI is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-41126).

(c) The information required with respect to each Director and officer of ACG is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-47813).

(d)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained in the physical possession of the Registrant, the Registrant's Advisers, the Registrant's Administrator (UAM Fund Services, Inc., 211 Congress Street, 4th Floor, Boston, MA 02110), Sub-Administrative Agent (SEI Investments Mutual Funds Services, 530 East Swedesford Road, Wayne, PA 19087-
1658), Sub-Shareholder Servicing Agent (UAM Shareholder Services Center, Inc., 825 Duportail Road, Wayne, PA 19087), the Registrant's Sub-Transfer Agent (DST Systems, Inc., 210 West 10/th/ Street, Kansas City, MO 64105), and the Registrant's Custodian Bank (The Chase Manhattan Bank 4 Chase MetroTech Center, Brooklyn, New York, 11245).

ITEM 29.  MANAGEMENT SERVICES

Not Applicable.

ITEM 30.  UNDERTAKINGS

Not Applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the registrant certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and State of Massachusetts on the 28th day of August, 2000.

                                         UAM FUNDS TRUST

                                         /s/ Linda T. Gibson
                                         -------------------
                                         Linda T. Gibson
                                         Secretary

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on this 28th day of August, 2000.

            *
___________________________
Norton H. Reamer, Chairman and
President

            *
___________________________
John T. Bennett, Jr., Trustee

            *
___________________________
Nancy J. Dunn, Trustee

            *
___________________________
Philip D. English, Trustee

            *
___________________________
William A. Humenuk, Trustee

            *
___________________________
James P. Pappas, Trustee

            *
___________________________
Peter M. Whitman, Jr., Trustee


/s/ Gary L. French
------------------
Gary L. French, Treasurer


/s/ Gary L. French
------------------
* Gary L. French
(Attorney-in-Fact)

                                   UAM FUNDS
                                   FUNDS FOR THE INFORMED INVESTOR SM

Supplement dated August 28, 2000, to the prospectuses for each of the following portfolios:

BHM&S Total Return Bond Portfolio, Cambiar Opportunity Portfolio, Chicago Asset Management Intermediate Bond Portfolio, Chicago Asset Management Value/Contrarian Portfolio, Clipper Focus Portfolio, MJI International Equity Portfolio, Pell Rudman Mid-Cap Growth Portfolio, PIC Twenty Portfolio, Sirach Growth II Portfolio, TJ Core Equity Portfolio, and TS&W International Octagon Portfolio (each a "fund").

     Each fund's adviser is an affiliate of United Asset Management Corporation. On June 19, 2000, Old Mutual, plc and United Asset Management Corporation announced an agreement for Old Mutual to acquire United Asset Management Corporation. Old Mutual is a UK-based financial services group with substantial asset management, insurance and banking businesses. The closing of the transaction is expected to take place during the fourth quarter of 2000 and is subject to a number of conditions. As required by the Investment Company Act of 1940, the funds' board of trustees has called a shareholders meeting for October 27, 2000 to seek shareholder approval of a new investment advisory agreement with each fund's adviser, to take effect upon the consummation of the transaction. The new agreement will be identical to the current agreement in all respects except for its effective and termination dates. The new agreement will have no effect on the contractual advisory fee rate payable by the fund. No changes are currently planned which would affect the services being provided to the fund.


                                           UAM logo  (registered trademark)

                                UAM FUNDS TRUST

                                 EXHIBIT INDEX

Exhibit No.   Description
-----------   -----------
D.  16        Form of Interim Investment Advisory Agreement between Registrant and Sirach Capital Management, Inc.

I.            Consent of PricewaterhouseCoopers LLC

J.            Other Opinions and Consents

P.  12        Code of Ethics of Sirach Capital Management, Inc.

                            UAM Funds
                            Funds for the Informed Investor/sm/

BHM&S Total Return Bond Portfolio
Institutional Class Shares Prospectus                            August 28, 2000





                                 [LOGO OF UAM}

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 Table Of Contents


Fund Summary.................................................................. 1

 What are the Fund's Objectives?.............................................. 1
 What are the Fund's Principal Investment Strategies?......................... 1
 What are the Fund's Principal Risks?......................................... 2
 How Has the Fund Performed?.................................................. 3
 What are the Fund's Fees and Expenses?....................................... 3

Investing with the UAM Funds.................................................. 5

 Buying Shares................................................................ 5
 Redeeming Shares............................................................. 6
 Exchanging Shares............................................................ 8
 Transaction Policies......................................................... 8
 Account Policies.............................................................10

Additional Information About the Fund.........................................12

 Other Investment Practices and Strategies....................................12
 Investment Management........................................................13
 Shareholder Servicing Arrangements...........................................14
 Additional Classes...........................................................14

Financial Highlights..........................................................15

 Fund Summary


WHAT ARE THE FUND'S OBJECTIVES?
-------------------------------------------------------------------------------

  The fund seeks maximum long-term total return consistent with reasonable risk to principal by investing in investment grade fixed income securities of varying maturities. The fund may change its investment objective with-out shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
-------------------------------------------------------------------------------

  The fund invests at least 90% of its total assets in dollar-denominated investment-grade debt securities. The fund tries to maintain an average weighted duration comparable to the Salomon Brothers' Broad Index or Leh-man Brothers Aggregate Index, which is approximately five years. To manage its duration, the fund may hedge its interest rate risk by purchasing and selling futures. If a security is not rated, or is rated under a different system, the adviser may determine that it is of investment grade. The ad-viser may retain securities that are downgraded if it believes that keep-ing those securities is warranted.

  A debt security is an interest bearing security that corporations and gov-ernments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (dates when debt securities are due and payable). The fund may invest in a variety of types of debt securities, including those issued by corporations and the U.S. government and its agencies, mortgage-backed and asset-backed securities (securities that are backed by pools of loans or mortgages assembled for sale to in-vestors), municipal notes and bonds, commercial paper and certificates of deposit.

  The adviser expects to manage the fund actively, focusing on security se-lection, sector concentration and yield curve positioning. The adviser in-vests the assets of the fund in securities, industry sectors and maturity ranges that it believes the market has undervalued. The adviser believes that it can minimize volatility and generate superior returns over the long-term by investing in high quality securities that possess above-aver-age effective yields and the potential for capital appreciation.

  The adviser does not attempt to time the market because it believes there are too many variables to successfully forecast economic conditions con-sistently. Therefore, the fund will maintain a conservative intermediate maturity structure (10 years or less) and will diversify its assets along the yield curve.

  The adviser's security selection process begins by analyzing a bond's yield-to-maturity premium (or spread) versus the most recently issued U.S. treasury security of similar maturity. Once it identifies bonds with an above-average premium, it then evaluates factors that could influence the future premium such as credit quality, security structure and supply/demand. The objective of this process is to identify those issues whose yield premium will compress or narrow over a wide range of potential interest rate changes, supporting superior long term performance.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
-------------------------------------------------------------------------------

  As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or be-cause the adviser did not implement its strategy properly. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

  As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated forcing the fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the fund to rein-vest the money at a lower interest rate.

  The credit rating or financial condition of an issuer may also affect the value of a debt security. Generally, the lower the quality rating of a se-curity, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, howev-er, may weaken the capacity of the issuer to pay interest and repay prin-cipal.

HOW HAS THE FUND PERFORMED?
--------------------------------------------------------------------------------

  The following information illustrates some of the risks of investing in this class of the fund. The bar chart shows how performance of the fund has varied from year to year. The average annual return table compares the average annual returns of the fund to those of a broad-based securities market index. Returns are based on past results and are not an indication of future performance.

Calendar Year Returns


                                 [GRAPH]

                            1996          3.48%
                            1997          8.83%
                            1998          7.41%
                            1999         -2.31%




  During the periods shown in the chart for the fund, the highest return for a quarter was 3.57% (quarter ending 06/30/97) and the lowest return for a quarter was -1.76% (quarter ending 06/30/99). For the period from January 1, 2000, through June 30, 2000, the fund returned 3.00%.

Average Annual Returns For Periods Ended December 31, 1999


                                                 Since
                                         1 Year 11/1/95*
  ------------------------------------------------------
   BHM&S Total Return Bond Portfolio     -2.31%  4.70%
  ------------------------------------------------------
   Lehman Brothers Aggregate Bond Index  -0.83%  5.97%

  * Beginning of operations. Index comparisons begin on October 31, 1995.

WHAT ARE THE FUND'S FEES AND EXPENSES?
--------------------------------------------------------------------------------

Shareholder Transaction Fees (fees paid directly from your investment)

  The fund is a no-load investment, which means there are no fees or charges to buy or sell its shares, to reinvest dividends or to exchange into other UAM Funds.

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

  The fund does have annual operating expenses and as a shareholder you pay them indirectly. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

   Management Fees                       0.35%
  --------------------------------------------
   Other Expenses                        1.50%
  --------------------------------------------
   Total Annual Fund Operating Expenses  1.85%

Example

  This example can help you to compare the cost of investing in this class of the fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the periods shown and then re-deem all of your shares at the end of those periods. The example also as-sumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year                3 Years                           5 Years                           10 Years
  ---------------------------------------------------------------------------------------------------
    $188                  $582                             $1,001                             $2,169

 Investing with the UAM Funds


BUYING SHARES
-------------------------------------------------------------------------------

By Mail

  You can open an account with the fund by sending a check or money order and your account application to the UAM Funds. You should make your check or money order payable to the "UAM Funds." The UAM Funds do not accept third-party checks. You can add to an existing account by sending a check and, if possible, the "Invest by Mail" stub that accompanied your state-ment to the UAM Funds. Be sure your check identifies clearly your name, your account number and the fund name.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

  Express Mail Address

  UAM Funds
  210 West 10th Street
  Kansas City, MO 64105

By Wire

  To open an account by wire, first call 1-877-826-5465 for an account num-ber and wire control number. Next, send your completed account application to the UAM Funds. Finally, wire your money using the wiring instructions set forth below. To add to an existing account by wire, call 1-877-826-5465 to get a wire control number and wire your money to the UAM Funds.

  Wiring Instructions

  United Missouri Bank
  ABA # 101000695
  UAM Funds
  DDA Acct. # 9870964163
  Ref: fund name/account number/
  account name/wire control number

By Automatic Investment Plan (Via Automated Clearing House or ACH)

  You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a com-pleted application to the UAM Funds. To cancel or change a plan, write to the UAM Funds. Allow up to 15 days to create the plan and 3 days to cancel or change it.

Minimum Investments

  You can open an account with the fund with a minimum initial investment of $2,500 ($500 for individual retirement accounts (IRAs) and $250 for Spousal IRAs). You can buy additional shares for as little as $100.

Fund Codes

  The fund's reference information, which is listed below, will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily net asset value per share (NAV) or get additional information.

     Trading
     Symbol                            CUSIP                                               Fund Code
  --------------------------------------------------------------------------------------------------
      BHMSX                          902556109                                                629

Rights Reserved by the UAM Funds

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares;

  .   Reject any purchase order; or

  . Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting manage-ment and by increasing expenses.)

REDEEMING SHARES
-------------------------------------------------------------------------------

By Mail

  Send a letter to the UAM Funds specifying:

  .   The fund name;

  .   The account number;

  .   The dollar amount or number of shares you wish to redeem;

  .   The account name(s); and

  .   The address.

  All registered share owner(s) in the exact name(s) and any special capac-ity in which they are registered must sign the letter.

  Certain shareholders may need to include additional documents to redeem shares. Please see the Statement of Additional Information (SAI) if you need more information.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

By Telephone

  You may redeem shares over the phone by calling 1-877-826-5465. To partic-ipate in this service and to receive your redemptions by wire, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Online

  You can redeem shares on the Internet at www.uam.com. For login informa-tion, including your personal identification number (PIN), please call 1-877-826-5465.

By Systematic Withdrawal Plan (Via ACH)

  If your account balance is at least $10,000, you may transfer as little as $100 per month from your UAM Funds account to another financial institu-tion. To participate in this service, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Payment of Redemption Proceeds

  Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file). The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form.

  The UAM Funds may require that a bank or member firm of a national securi-ties exchange guarantee signatures. A notary public cannot guarantee a signature. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the UAM Funds may require a share-holder to furnish additional legal documents to insure proper authoriza-tion.

  If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date. You may avoid these delays by paying for shares with a certified check, bank check or money order.

Rights Reserved by the UAM Funds

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the New York Stock Exchange is restricted; or

  . The Securities and Exchange Commission allows the UAM Funds to delay redemptions.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. You can also exchange shares of the UAM Funds on the Internet at www.uam.com. For login information, including your personal identification number (PIN), please call 1-877-826-5465. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

Rights Reserved by the UAM Funds

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders;

  .   Reject any request for an exchange; or

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund on each day the New York Stock Exchange is open at a price equal to its NAV next computed af-ter it receives and accepts your order. NAVs are calculated as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. East-ern Time). Therefore, to receive the NAV on any given day, the UAM Funds must accept your order before the close of trading on the New York Stock Exchange that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following business day.

  Since securities that are traded on foreign exchanges may trade on days when the New York Stock Exchange is closed, the value of a UAM Fund may change on days when you are unable to purchase or redeem shares.

  The UAM Funds calculate their NAVs by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use current market prices to value their investments. However, the UAM Funds may value investments at fair value when market prices are not readily available or when events oc-cur that make established valuation methods (such as stock exchange clos-ing prices) unreliable. The UAM Funds will determine an investment's fair value according to methods established by the Board. The

  UAM Funds value debt securities that are purchased with remaining maturi-ties of 60 days or less at amortized cost, which approximates market val-ue. The UAM Funds may use a pricing service to value some of their assets, such as debt securities or foreign securities.

Buying or Selling Shares through a Financial Intermediary

  You may buy or sell shares of the UAM Funds through a financial intermedi-ary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must re-ceive your order before the close of trading on the New York Stock Ex-change that day. Your financial intermediary is responsible for transmit-ting all purchase and redemption requests, investment information, docu-mentation and money to the UAM Funds on time. Your financial intermediary may charge additional transaction fees for its services.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

In-Kind Transactions

  Under certain conditions and at the UAM Funds' discretion, you may pay for shares of a UAM Fund with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities in-stead of cash.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine. The UAM Funds will not be re-sponsible for any loss, liability, cost or expense for following instruc-tions received by telephone reasonably believed to be genuine.

ACCOUNT POLICIES
-------------------------------------------------------------------------------

Small Accounts

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts; or

  . When the value of your account falls because of market fluctuations and not your redemptions.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

Distributions

  Normally, the fund distributes its net investment income quarterly and its net capital gains at least once a year. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the fund, un-less you elect on your account application to receive them in cash.

Federal Taxes

  The following is a summary of the federal income tax consequences of in-vesting in the fund. This summary does not apply to shares held in an in-dividual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such ac-counts may, however, be taxable at some time in the future. You should al-ways consult your tax advisor for specific guidance regarding the tax ef-fect of your investment in the UAM Funds.

  Taxes on Distributions Distributions of the fund will generally be taxable to shareholders as ordinary income or capital gains. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The amount of tax you may pay on a distribution will be based on the amount of time the fund held its investments, not how long you held your shares. Dividends and distribu-tions of short-term capital gains (capital gains relating to securities held for twelve months or less) are generally taxable at the same rate as ordinary income. Distributions of long-term capital gains (capital gains relating to securities held for more than twelve months) are generally taxable as long-term capital gains. Once a year UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying a dividend" and should be avoided.

  The fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the fund receives from U.S. corpora-tions may be eligible for the corporate dividends-received deduction, sub-ject to certain holding period requirements and financing limitations.

  If the fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the fund received from sources in foreign countries. The fund may elect to treat some of those taxes as a distribution to shareholders, which would allow share-holders to offset some of their U.S. federal income tax.

  Taxes on Exchanges and Redemptions When you exchange or redeem shares in the fund, you may recognize a capital gain or loss for federal tax purpos-es. This gain or loss will be based on the difference between the cost of your shares (tax basis) and the amount you receive for them. To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.

  Generally, your gain or loss will be long-term or short-term depending on whether your holding period exceeds 12 months. However, any loss you real-ize on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions you received on the shares.

  Backup Withholding By law, the fund must withhold 31% of your distribu-tions and redemption proceeds if you fail (i) to provide complete, correct taxpayer information, (ii) to properly include on your return payments of taxable interest or dividends, or (iii) to certify to the fund that you are not subject to back-up withholding when required to do so or that you are an "exempt recipient."

State and Local Taxes

  You may also have to pay state and local taxes on distributions and re-demptions. However, state taxes may not apply to portions of distributions that are attributable to interest on federal securities. As mentioned above, you should always consult your tax advisor for specific guidance regarding the tax effect of your investment in the fund.

 Additional Information About the Fund


OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to its principal investment strategies, the fund may use the investment strategies described below. The fund may also employ investment practices that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concern-ing any of the fund's investment practices and its risks, you should read the SAI.

Derivatives

  The fund may invest in derivatives, a category of investments that in-cludes forward foreign currency exchange contracts, futures, options and swaps to protect its investments against changes resulting from market conditions (a practice called "hedging"), to reduce transaction costs or to manage cash flows. Forward foreign currency exchange contracts, futures and options are called derivatives because their value is based on an un-derlying asset or economic factor. Derivatives are often more volatile than other investments and may magnify the fund's gains or losses. There are various factors that affect the fund's ability to achieve its objec-tives with derivatives. Successful use of a derivative depends on the de-gree to which prices of the underlying assets correlate with price move-ments in the derivatives the fund buys or sells. The fund could be nega-tively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

Foreign Securities

  The fund may invest in securities of companies located outside of the United States, American Depositary Receipts, European Depositary Receipts and other similar global instruments. When the fund invests in foreign se-curities, it will be subject to risks not typically associated with domes-tic securities. Foreign investments, especially those of companies in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for the fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less devel-oped.

Short-Term Investing

  At times, the adviser may decide to invest up to 100% of the fund's assets in a variety of high-quality, short-term debt securities, such as U.S. government securities. The adviser may invest in these types of securities for temporary defensive purposes, to earn a return on uninvested assets or to meet redemptions. The adviser may temporarily adopt a defensive posi-tion to reduce changes in the value of the shares of the fund that may re-sult from adverse market, economic, political or other developments. When the adviser pursues a temporary defensive strategy, the fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the fund from achieving its stated objectives.

Portfolio Turnover

  The fund may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (and, in particular, short-term gains) realized by the fund. Shareholders must pay tax on such capital gains.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Barrow, Hanley, Mewhinney & Strauss, Inc., a Texas corporation located at One McKinney Plaza, 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204, is the investment adviser to the fund. The adviser manages and supervises the investment of the fund's assets on a discretionary basis. The adviser, an affiliate of United Asset Management Corporation, has specialized in the active management of stocks, bonds and balanced portfolios for insti-tutional and tax-exempt clients since 1979. The adviser currently provides and offers investment management services to corporate, public and Taft-Hartley employee benefit plans, foundations, endowments, health care and other institutions and investors.

  During its most recent fiscal year, the fund paid 0.35% of its average net assets in advisory fees to the adviser.

Portfolio Managers

  A team of the adviser's investment professionals has primary responsibil-ity for the day-to-day management of the fund.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Brokers, dealers, banks, trust companies and other financial representa-tives may receive compensation from the fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

  For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the fund that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the fund. In addition, your financial representatives may charge you other ac-count fees for buying or redeeming shares of the fund or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

  The fund may pay all or part of the fees paid to financial representa-tives. Periodically, the UAM Funds' board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The fund does not pay these service fees on shares purchased directly. In ad-dition, the adviser and its affiliates may, at their own expense, pay fi-nancial representatives for these services.

  The adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with re-spect to the fund. The adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the fund.

ADDITIONAL CLASSES
-------------------------------------------------------------------------------

  The fund also offers Institutional Service Class shares, which pay market-ing or shareholder servicing fees. Since Institutional Service Class shares have higher expenses, their performance will be lower than perfor-mance of the the Institutional Class.

 Financial Highlights



  The financial highlights table is intended to help you understand the fi-nancial performance of the fund for the periods indicated. Certain infor-mation contained in the table reflects the financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund assuming all dividends and distributions were reinvested. PricewaterhouseCoopers LLP has audited this information. The financial statements and the unqualified opinion of PricewaterhouseCoopers LLP are included in the annual report of the fund, which is available upon request by calling the UAM Funds at 1-877-826-5465.


   Period Ended April 30,        2000   1999**    1998**    1997**   1996**#
  -----------------------------------------------------------------------------
   Net Asset Value,
   Beginning of Period         $ 9.68   $10.36   $  9.96   $  9.85   $10.00
   Income from Investment
   Operations:
   Net Investment Income         0.42     0.56      0.58      0.60     0.28
   Net Realized and
    Unrealized Gain (Loss)      (0.49)   (0.08)@    0.41      0.05    (0.27)
    Total From Investment
     Operations                 (0.07)    0.48      0.99      0.65     0.01
   Distributions:
   Net Investment Income        (0.42)   (0.63)    (0.55)    (0.54)   (0.16)
   Net Realized Gain            (0.07)   (0.53)    (0.04)      --       --
    Total Distributions         (0.49)   (1.16)    (0.59)    (0.54)   (0.16)
   Net Asset Value, End of
   Period                      $ 9.12   $ 9.68   $ 10.36   $  9.96   $ 9.85
   Total Return                 (0.85)%   4.61%+   10.16%+    6.75%+   0.08%+++
   Ratios and Supplemental
   Data
   Net Assets, End of Period
    (Thousands)                $5,263   $3,788   $19,927   $13,062   $2,445
   Ratio of Expenses to
    Average Net Assets           1.85%    1.07%     0.68%     0.57%    0.61%*
   Ratio of Net Investment
    Income to Average Net
    Assets                       4.77%    5.29%     5.69%     6.01%    5.53%*
   Portfolio Turnover Rate        112%     196%      210%      151%      55%

  # For the period from November 1, 1995 (commencement of operations), through April 30, 1996.
  * Annualized
  ++Not annualized
  + Total return would have been different had certain fees not been waived and certain expenses not been assumed by the adviser during the periods indicated.
  **Per share amounts are based on average outstanding shares.
  @ The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for that period be-cause of the timing of sales and repurchases of the fund shares in rela-tion to fluctuating market value of investments in the fund.

BHM&S Total Return Bond Portfolio

  Investors who want more information about the fund should read the fund's annual/semi-annual reports and the fund's statement of additional informa-tion. The annual/semi-annual reports of the fund provide additional infor-mation about its investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the fund during the last fiscal year. The statement of additional information contains additional detailed in-formation about the fund and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of the statement of additional informa-tion, shareholder reports and other information about the UAM funds and can make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com

  You can review and copy information about the fund (including the statement of additional information) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

  Investment Company Act of 1940 file number: 811-8544.

                                 [LOGO OF UAM]

                                UAM Funds Trust
                                 PO Box 219081
                             Kansas City, MO 64121

                     (Toll free) 1-877-UAM-LINK (826-5465)




                       BHM&S Total Return Bond Portfolio
                              Institutional Class
                          Institutional Service Class

                      Statement of Additional Information
                                August 28, 2000






     This statement of additional information is not a prospectus. However, you should read it in conjunction with the prospectuses of the Fund dated August 28, 2000, as supplemented from time to time. You may obtain the Fund's prospectuses by contacting the UAM Funds at the address listed above.

     The audited financial statements of the Fund and the related report of PricewaterhouseCoopers LLP, independent accountants of the Fund, are incorporated herein by reference in the section called "Financial Statements." No other portions of the annual report are incorporated by reference.

     Table Of Contents

Description of Permitted Investments......................................   1
  Borrowing...............................................................   1
  Debt Securities.........................................................   1
  Derivatives.............................................................   7
  Equity Securities.......................................................  15
  Foreign Securities......................................................  17
  Investment Companies....................................................  21
  Repurchase Agreements...................................................  21
  Restricted Securities...................................................  21
  Securities Lending......................................................  22
  Short Sales.............................................................  22
  When Issued Transactions................................................  23
Investment Policies of the Fund...........................................  23
Management of the Company.................................................  24
  Board Members...........................................................  25
  Officers................................................................  26
Principal Shareholders....................................................  27
Investment Advisory and Other Services....................................  28
  Investment Adviser......................................................  28
  Distributor.............................................................  29
  Shareholder Servicing Arrangements......................................  29
  Service And Distribution Plans..........................................  29
  Administrative Services.................................................  32
  Custodian...............................................................  33
  Independent Accountants.................................................  33
  Code of Ethics..........................................................  34
Brokerage Allocation and Other Practices..................................  34
  Selection of Brokers....................................................  34
  Simultaneous Transactions...............................................  34
  Brokerage Commissions...................................................  34
Capital Stock and Other Securities........................................  35
Purchase, Redemption and Pricing of Shares................................  37
  Net Asset Value Per Share...............................................  37
  Purchase of Shares......................................................  37
  Redemption of Shares....................................................  38
  Exchange Privilege......................................................  40
  Transfer Of Shares......................................................  40
Performance Calculations..................................................  40
  Total Return............................................................  41
  Yield...................................................................  41
  Comparisons.............................................................  42
Financial Statements......................................................  42
Glossary..................................................................  42
Bond Ratings..............................................................  43
  Moody's Investors Service, Inc..........................................  43
  Standard & Poor's Ratings Services......................................  45
  Fitch Ratings...........................................................  48
Comparative Benchmarks....................................................  49

  DESCRIPTION OF PERMITTED INVESTMENTS

     As described in the Fund's prospectus, the Fund may use a variety of investment strategies in addition to its principal investment strategies. This SAI describes each of these investments/strategies and their risks. The Fund may not notify shareholders before employing new strategies, unless it expects such strategies to become principal strategies. You can find more information concerning the limits on the ability of the Fund to use these investments in "Investment Policies of the Fund."

  BORROWING
  ------------------------------------------------------------------------------
     The Fund may not borrow money, except that if permitted by its fundamental investment policies:

     . It may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed);

     . It may borrow up to an additional 5% of its total assets from anyone for temporary purposes;

     . It may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities; and

     . It may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

     Borrowing is a form of leverage, which may magnify the Fund's gain or loss. To mitigate the risks of leverage, the Fund will limit the amount it may borrow to not more than 33 1/3% of its total assets, taken at market value. In addition, the Fund will only borrow from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

  DEBT SECURITIES
  ------------------------------------------------------------------------------

     Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

Types of Debt Securities

     U.S. Government Securities

     U.S. government securities are securities that the U.S. Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury bills, which have initial maturities of less than one year, treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed Securities" and "Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in "Mortgage-Backed Securities" and "Other Asset-Backed Securities."

     The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the U.S. government generally does not back agency securities. Agency securities are typically supported in one of three ways:

     .  By the right of the issuer to borrow from the U.S. Treasury;

     . By the discretionary authority of the U.S. government to buy the obligations of the agency; or

     .  By the credit of the sponsoring agency.

     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the Fund.

     Corporate Bonds

     Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

     Mortgage-Backed Securities

     Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

     Governmental entities, private insurers and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

     Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Government National Mortgage Association (GNMA)

     GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

     Federal National Mortgage Association (FNMA)

     FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

     Federal Home Loan Mortgage Corporation (FHLMC)

     FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing.

     FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.


     Commercial Banks, Savings And Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers and other Secondary Market Issuers

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

     Risks of Mortgage-Backed Securities

     Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

     Other Asset-Backed Securities

     These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

     To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     The Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

     Collateralized Mortgage Obligations (CMOs)

     CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs typically pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

     A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

     Short-Term Investments

     To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

     Bank Obligations

     The Fund will only invest in a security issued by a commercial bank if the bank:

     . Has total assets of at least $1 billion, or the equivalent in other currencies;

     . Is a U.S. bank and a member of the Federal Deposit Insurance Corporation; and

     . Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.

     Time Deposits

     Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The Fund may only purchase time deposits maturing from two business days through seven calendar days.

     Certificates of Deposit

     Certificates of deposit are negotiable certificates issued against money deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

     Bankers' Acceptance

     A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

     Commercial Paper

     Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Fund may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Bond Ratings" for a description of commercial paper ratings.

     Stripped Mortgage-Backed Securities

     Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

     Yankee Bonds

     Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

     Zero Coupon Bonds

     These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its assets to generate sufficient cash to satisfy certain income distribution requirements.

     These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U. S. Treasury sells itself.

     The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the Fund can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

  Terms to Understand

     Maturity

     Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

     Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual Fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

     Duration

     Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years --the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

     An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

  Factors Affecting the Value of Debt Securities

     The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

     Interest Rates

     The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

     Prepayment Risk

     This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the Fund. If left unattended, drifts in the average maturity of the Fund can have the unintended effect of increasing or reducing its effective duration, which may adversely affect its expected performance.

     Extension Risk

     The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

     Credit Rating

     Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

     Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

     A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

     Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

     Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Fund currently use ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P"), Duff & Phelps Rating Co. and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

     The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the Fund buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. The Fund may invest in securities of any rating.

  DERIVATIVES
  ------------------------------------------------------------------------------

     Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. Unless, otherwise stated in the Fund's prospectus, the Fund can use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, the Fund will have offset any depreciation in the value of its assets by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

  Types of Derivatives


     Futures

     A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

     Futures contracts are traded in the United States on commodity exchanges or Boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

     Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, or custodian bank when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

     Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. The opposite is also true. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

     The Fund may incur commission expenses when it opens or closes a futures position.

     Options

     An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

  Purchasing Put and Call Options

  When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

  Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

  The purchaser of an option may terminate its position by:

  .  Allowing it to expire and losing its entire premium;

  . Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

  .  Closing it out in the secondary market at its current price.


  Selling (Writing) Put and Call Options

  When the Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

  The Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

  The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

  The Fund is permitted only to write covered options. The Fund can cover a call option by owning:

  . The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

  . A call option on the same security or index with the same or lesser exercise price;

  . A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

  . Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

  . In the case of an index, the Fund of securities that corresponds to the index.

  The Fund can cover a put option by:

  .  Entering into a short position in the underlying security;

  . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

  . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

  .  Maintaining the entire exercise price in liquid securities.


  Options on Securities Indices

  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

  Options on Futures

  An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

  The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

  The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

  The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its assets.

  The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.


  Combined Positions

  The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


  Forward Foreign Currency Exchange Contracts

  A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

  . Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).

  . Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC.

  .  Do not require an initial margin deposit.

  . May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.


  Foreign Currency Hedging Strategies

  A "settlement hedge" or "transaction hedge" is designed to protect the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

  The Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

  Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

  The Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

  It is difficult to forecast with precision the market value of certain assets at the expiration or maturity of a forward or futures contract. Accordingly, the Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.


  Swaps, Caps, Collars and Floors


  Swap Agreements

  A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

  Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

  Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

  A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund will cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

  Equity Swaps -- In a typical equity index swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

  Interest Rate Swaps -- Interest rate swaps are financial instruments that involve the exchange on one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swap involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

  Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

  Currency Swaps -- A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.


  Caps, Collars and Floors

  Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.


Risks of Derivatives

  While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.

  When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

  Correlation of Prices

  The Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the assets the Fund it is trying to hedge. However, if the Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

  Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

  . Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

  . A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

  . Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

  Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

  While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.

  Lack of Liquidity

  Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out its position. In an illiquid market, the Fund may:

  . Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

  .  Have to purchase or sell the instrument underlying the contract;

  .  Not be able to hedge its investments; and

  .  Not be able realize profits or limit its losses.

  Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

  . An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

  . Unusual or unforeseen circumstances may interrupt normal operations of an exchange;

  . The facilities of the exchange may not be adequate to handle current trading volume;

  . Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

  . Investors may lose interest in a particular derivative or category of derivatives.

  Management Risk

  If the adviser incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on its adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

  Volatility and Leverage

  The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

  .  Actual and anticipated changes in interest rates;

  .  Fiscal and monetary policies; and

  .  National and international political events.

  Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

  Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.

  If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.


EQUITY SECURITIES
--------------------------------------------------------------------------------

Types of Equity Securities


  Common Stocks

  Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's Board of directors.

  Preferred Stocks

  Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.


  Convertible Securities

  Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at the Fund's option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer's capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock).

  Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. In addition, they are also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

  A synthetic convertible security is a combination investment in which the Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics, and other factors. Because the Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with the Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss, the market price of the option component generally reflects these differences in maturities, and the Adviser and applicable sub-adviser take such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, the Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If the Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.


  Rights and Warrants

  A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

  An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.


Risks of Investing in Equity Securities


  General Risks of Investing in Stocks

  While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

  Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

  . Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

  . Factors affecting an entire industry, such as increases in production costs; and

  . Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

  Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.


  Small and Medium-Sized Companies

  Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.


  Technology Companies

  Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.


FOREIGN SECURITIES
--------------------------------------------------------------------------------

Types of Foreign Securities

  Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. People can invest in foreign securities in a number of ways:

  . They can invest directly in foreign securities denominated in a foreign currency;

  . They can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and

  .  They can invest in investment funds.

  American Depositary Receipts (ADRs)

  American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. EDRs are similar to ADRs, except that they are typically issued by European Banks or trust companies.


  Emerging Markets

  An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

  Investment Funds

  Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of a UAM Fund that invests in such investment funds will bear not only their proportionate share of the expenses of the UAM Fund (including operating expenses and the fees of the adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.


Risks of Foreign Securities

  Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.


  Political and Economic Factors

  Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

  . The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

  . Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

  . The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

  . The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

  . A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

  Information and Supervision

  There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

  Stock Exchange and Market Risk

  The adviser anticipates that in most cases an exchange or over-the-counter
  (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

  . They are generally more volatile and not as developed or efficient as than those in the United States;

  .  They have substantially less volume;

  . Their securities tend to be less liquid and to experience rapid and erratic price movements;

  . Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates;

  . Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets; and

  . They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

  Foreign Currency Risk

  While the UAM Funds denominate their net asset value in United States dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the United States dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

  . It may be expensive to convert foreign currencies into United States dollars and vice versa;

  . Complex political and economic factors may significantly affect the values of various currencies, including United States dollars, and their exchange rates;

  . Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

  . There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

  . Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

  . The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

  Taxes

  Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Fund does not expect such foreign withholding taxes to have a significant impact on performance.

  Emerging Markets

  Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

  .  Have relatively unstable governments;

  . Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

  .  Offer less protection of property rights than more developed countries; and

  . Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

  Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The Euro

  The single currency for the European Economic and Monetary Union ("EMU"), the Euro, is scheduled to replace the national currencies for participating member countries over a period that began on January 1, 1999 and ends in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

  On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and redenominating many investments, currency balances and transfer mechanisms into Euros. The Fund also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, the Fund expects the conversion to the Euro to impact investments in countries that adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

  . Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

  . Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?

  .  How will existing currencies be exchanged into Euro?

  . Will suitable clearing and settlement payment systems for the new currency be created?


INVESTMENT COMPANIES
--------------------------------------------------------------------------------

  The Fund may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the Fund. Like other shareholders, the Fund would pay its proportionate share of those fees. Consequently, shareholders of the Fund would pay not only the management fees of the Fund, but also the management fees of the investment company in which the Fund invests. The Fund may invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

  The SEC has granted an order that allows the Fund to invest the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Fund, provided that the investment is:

  .  For cash management purposes;

  .  Consistent with the Fund's investment policies and restrictions; and

  . The adviser to the investing Fund waives any fees it earns on the assets of the Fund that are invested in the UAM DSI Money Market Fund.

  The Fund will bear expenses of the UAM DSI Money Market Fund on the same basis as all of its other shareholders.


REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

  In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). The Fund normally uses repurchase agreements to earn income on assets that are not invested.

  When the Fund enters into a repurchase agreement it will:

  . Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form; and

  . Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower to "mark to the market" on a daily basis).

  If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the Fund's right to sell the security may be restricted. In addition, the value of the security might decline before the Fund can sell it and the Fund might incur expenses in enforcing its rights.


RESTRICTED SECURITIES
--------------------------------------------------------------------------------

  The Fund may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Board, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the Fund's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

SECURITIES LENDING
--------------------------------------------------------------------------------

  The Fund may lend a portion of its total assets to broker- dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. When the Fund lends its securities, it will follow the following guidelines:

  . The borrower must provide collateral at least equal to the market value of the securities loaned;

  . The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government;

  . The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

  .  It must be able to terminate the loan at any time;

  . It must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments); and

  .  It must determine that the borrower is an acceptable credit risk.

  These risks are similar to the ones involved with repurchase agreements. When the Fund lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, the Fund could:

  . Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

  .  Experience delays in recovering its securities.


SHORT SALES
--------------------------------------------------------------------------------

Description of Short Sales

  Selling a security short involves an investor sale of a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

  Investors typically sell securities short to:

  .  Take advantage of an anticipated decline in prices.

  .  Protect a profit in a security it already owns.

  The Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, the Fund can profit if the price of the security declines between those dates.

  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund will incur transaction costs in effecting short sales. The Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.


  The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

Short Sales Against the Box

  In addition, the Fund may engage in short sales "against the box." In a short sale against the box, the Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. The Fund will incur transaction costs to open, maintain and close short sales against the box.


Restrictions on Short Sales

  The Fund will not short sell a security if:

  . After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund net assets.

  . The market value of the securities of any single issuer that have been sold short by the Fund would exceed the two percent (2%) of the value of the Fund's net assets.

  . Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

  Whenever the Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.


WHEN ISSUED TRANSACTIONS
--------------------------------------------------------------------------------

  A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account. The Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

  The Fund uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

  When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

  The Fund will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.


Investment Policies of the Fund

  The following investment limitations are fundamental, which means the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. The Fund will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The Fund will not:

  . With respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. government or any if its agencies or instrumentalities).

  . With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any one issuer.

  . Invest more than 25% of its assets in companies within a single industry; however, there are no limitations on investments made in instruments issued or guaranteed by the U.S. government and its agencies.

  . Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of the portfolio's gross assets valued at the lower of market or cost.

  .  Invest in physical commodities or contracts on physical commodities.

  . Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

  . Make loans except (i) by purchasing debt securities in accordance with its investment objectives, (ii) entering into repurchase agreements or (iii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

  .  Underwrite the securities of other issuers.

  . Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.


Management of the Company

  The Board manages the business of the company. The Board elects officers to manage the day-to-day operations of the Company and execute policies the Board has formulated. The Company pays each Independent Director the following fees:

  .  A $200 quarterly retainer fee per active Fund;

  . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;

  .  $1,500 for each private meeting of the Board;

  .  $1,000 for each telephonic meeting of the Board; and

  . $1,000 per day for attending seminars, up to a maximum of three events per year.

  In addition, the Company reimburses each Independent Director for travel and other expenses incurred while attending board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the Directors and allocated proportionately among all Funds in the UAM complex. The Company does not pay its Interested Directors or officers for their services as Directors or officers.

BOARD MEMBERS
--------------------------------------------------------------------------------

  The following table lists the Board members and officers of the Company and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Company and total compensation received from the UAM Funds Complex. The UAM Funds Complex is currently comprised of 49 portfolios. Those people with an asterisk (*) beside their name are "interested persons" of the Company as that term is defined in the 1940 Act. Mr. English does have an investment advisory relationship with Investment Counselors of Maryland, an investment adviser to one of the portfolios in the UAM Funds Complex. However, the Company does not believe that the relationship is a material business relationship, and, therefore, does not consider him to be an interested Board member. If these circumstances change, the Board will determine whether any action is required to change the composition of the Board.

                                                                                                              Total
                                                                                                           Compensation
                                                                                       Aggregate             From UAM
                                                                                      Compensation            Funds
  Name, Address,                                                                      from Company        Complex as of
  Date of Birth               Principal Occupations During the Past 5 years           as of 4/30/00          4/30/00
  ----------------------------------------------------------------------------------------------------------------------
  John T. Bennett, Jr.        Mr. Bennett is President of Squam Investment                 $9,380              $38,950
  RR2 Box 700                 Management Company, Inc. and Great Island Investment
  Center Harbor, NH           Company, Inc. (investment management). From 1988 to
  03226                       1993, Mr. Bennett was President of Bennett Management
  1/26/29                     Company.  Mr. Bennett serves on the Board of each
                              Company in the UAM Funds Complex.
  ----------------------------------------------------------------------------------------------------------------------
  Nancy J. Dunn               Ms. Dunn has been Financial Officer of World Wildlife        $9,380              $38,950
  1250 24/th/ St., NW         Fund (nonprofit), since January 1999.  From 1991 to
  Washington, DC              1999, Ms. Dunn was Vice President for Finance and
  20037                       Administration and Treasurer of Radcliffe College
  8/14/51                     (Education).  Ms. Dunn serves on the Board of each
                              Company in the UAM Funds Complex.
  ----------------------------------------------------------------------------------------------------------------------
  William A. Humenuk          Mr. Humenuk has been Senior Vice President                   $9,380              $38,950
  10401 N. Meridian St        Administration, General Counsel and Secretary of Lone
  Suite 400                   Star Industries Inc. (cement and ready-mix concrete)
  Indianapolis, IN            since March 2000.  From June 1998 to March 2000 he
  46290                       was Executive Vice President and Chief Administrative
  4/12/42                     Officer of Philip Services Corp. (ferrous scrap
                              processing, brokerage and industrial outsourcing
                              services).  Mr. Humenuk was a Partner in the
                              Philadelphia office of the law firm Dechert Price &
                              Rhoads from July 1976 to June 1998.  He was also
                              formerly a Director of Hofler Corp. (manufacturer of
                              gear grinding machines).  Mr. Humenuk serves on the
                              Board of each Company in the UAM Funds Complex.
  ----------------------------------------------------------------------------------------------------------------------
  Philip D. English           Mr. English is President and Chief Executive Officer         $9,380              $38,950
  16 West Madison             of Broventure Company, Inc., a company engaged in the
  Street                      investment management business.  He is also Chairman
  Baltimore, MD               of the Board of Chektec Corporation (Drugs) and Cyber
  21201                       Scientific, Inc. (computer mouse company).  Mr.
  8/5/48                      English serves on the Board of each Company in the
                              UAM Funds Complex.

                                                                                                              Total
                                                                                                           Compensation
                                                                                       Aggregate             From UAM
                                                                                      Compensation            Funds
  Name, Address,                                                                      from Company        Complex as of
  Date of Birth               Principal Occupations During the Past 5 years           as of 4/30/00          4/30/00
  ----------------------------------------------------------------------------------------------------------------------
  Norton H. Reamer*           Chairman, Chief Executive Officer and a Director of               0                    0
  One International           United Asset Management Corporation (financial
  Place                       services); Director, Partner or Trustee of each of
  Boston, MA 02110            the Investment Companies of the Eaton Vance Group of
  3/21/35                     Mutual Funds (mutual funds).

OFFICERS
--------------------------------------------------------------------------------

  The following table lists the officers of the Company and provides information regarding their present positions, date of birth, address and their principal occupations during the past five years. The Company's officers are paid by UAM, its affiliates or SEI, but not by the Company.

                              Position
  Name, Address,              with
  Date of Birth               Company               Principal Occupations During the Past 5 years
  ----------------------------------------------------------------------------------------------------------------------------------
  Norton H. Reamer*           Board                 You can find Mr. Reamer's biography in the table above.
  One International           Member;
  Place                       President
  Boston, MA 02110            and
  3/21/35                     Chairman
  ----------------------------------------------------------------------------------------------------------------------------------
  William H. Park             Vice                  Executive Vice President and Chief Financial Officer of United Asset
  One International           President             Management Corporation (financial services) since 1998.
  Place
  Boston, MA 02110
  9/19/47
  ----------------------------------------------------------------------------------------------------------------------------------
  Gary L. French              Treasurer             President of UAMFSI (financial services) and UAMFDI (broker dealer); Treasurer
  211 Congress Street                               of the Fidelity Group of Mutual Funds from 1991 to 1995 (mutual funds); held
  Boston, MA 02110                                  various other offices with Fidelity Investments (financial services) from
  7/4/51                                            November 1990 to March 1995.
  ----------------------------------------------------------------------------------------------------------------------------------
  Linda T. Gibson             Secretary             General Counsel and Managing Director of UAM Investment Services, Inc.
  211 Congress Street                               (financial services); Senior Vice President and General Counsel of UAMFSI
  Boston, MA 02110                                  (financial services) and UAMFDI (broker-dealer); Senior Vice President and
  7/31/65                                           Secretary of Signature Financial Group, Inc. (financial services) and affiliated broker-dealers from 1991 to 2000; Director and Secretary of
                                                    Signature Financial Group Europe, Ltd. (financial services) from 1995 to 2000;
                                                    Secretary of the Citigroup Family of Mutual Funds (mutual funds) from 1996 to
                                                    2000; Secretary of the 59 Wall Street Family of Mutual Funds (mutual funds)
                                                    from 1996 to 2000.
  ----------------------------------------------------------------------------------------------------------------------------------
  Martin J. Wolin             Assistant             Vice President and Associate General Counsel of UAMFSI (financial services)
  211 Congress Street         Secretary             since February 1998; Assistant General Counsel of First Union Corporation
  Boston, MA 02110                                  (financial services) from 1995 to 1998; Attorney with Signature Financial
  9/15/67                                           Group, Inc. (financial services) from 1994 to 1995.
  ----------------------------------------------------------------------------------------------------------------------------------
  Theresa DelVeccio           Assistant             Secretary of UAMFSI (financial services) since February 1998; Secretary and
  211 Congress Street         Secretary             Compliance Officer of UAMFDI (broker-dealer) since February 2000; Assistant
  Boston, MA 02110                                  Vice President of Scudder Kemper Investments (financial services) from May
  12/23/63                                          1992 to February 1998.
  ----------------------------------------------------------------------------------------------------------------------------------

                              Position
  Name, Address,              with
  Date of Birth               Company               Principal Occupations During the Past 5 years
  ----------------------------------------------------------------------------------------------------------------------------------
  Robert J. DellaCroce        Assistant             Director, Mutual Fund Operations - SEI Investments (financial services) since
  SEI Investments             Treasurer             June 1994; Senior Manager at Arthur Andersen (accounting firm) prior to 1994.
  One Freedom Valley Rd.
  Oaks, PA  19456
  12/17/63

Principal Shareholders

  As of August 21, 2000, the following persons or organizations held of record or beneficially 5% or more of the shares of the Fund:

                                                                                                  Percentage of Shares
  Name and Address of Shareholder                                  Class of Portfolio                      Owned
  ---------------------------------------------------------------------------------------------------------------------
  Wilmington Trust CO TR FBO Cherokee Nation 401k Plan             Institutional Class                      99.92%
  C/O Mutual Funds/UAM
  P.O. Box 8971
  Wilmington, DE 19899-8971
  ---------------------------------------------------------------------------------------------------------------------
  Wilmington Trust CO FBO Mustang Employees 401K PSP               Institutional Service Class              58.77%
  P.O. Box 8971
  Wilmington, DE 19899-8971
  ---------------------------------------------------------------------------------------------------------------------
  UMBSC & CO.                                                      Institutional Service Class              21.12%
  FBO Lillick & Charles Barrow Hanley
  C/O Trust Department
  P.O. Box 419175
  Kansas City, MO  64141-6175
  ---------------------------------------------------------------------------------------------------------------------
  Chicago Trust CO TR                                              Institutional Service Class              20.10%
  FBO Loews Cineplex
  P/S & 401K Ret. Plan
  C/O Marshall & Ilsley Trust Company
  1000 N Water  Street
  Milwaukee WI  53202-6648
  ---------------------------------------------------------------------------------------------------------------------


  Any shareholder listed above as owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. Shareholders controlling the portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio. As of August 21, 2000, the directors and officers of the Company owned less than 1% of the outstanding shares of the Fund.

Investment Advisory and Other Services

INVESTMENT ADVISER
--------------------------------------------------------------------------------

  Barrow, Hanley, Mewhinney & Strauss, Inc., a Texas corporation located at One McKinney Plaza, 3232 McKinney Avenue, 15/th/ Floor, Dallas, Texas 75204, is the Fund's investment adviser. The adviser manages and supervises the investment of the fund's assets on a discretionary basis. The adviser, an affiliate of United Asset Management Corporation, has specialized in the active management of stocks, bonds and balanced portfolios for institutional and tax-exempt clients since 1979. The adviser currently provides and offers investment management services to corporate, public and Taft-Hartley employee benefit plans, foundations, endowments, health care and other institutions and investors.

  The adviser is a subsidiary of UAM. UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized more than 50 UAM Affiliated Firms. UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds Complex.

Investment Advisory Agreement

  This section summarizes some of the important provisions of the Investment Advisory Agreement. The Company has filed the Investment Advisory Agreement with the SEC as part of its registration statement on Form N-1A.

  Service Performed by Adviser

  The adviser:

  .  Manages the investment and reinvestment of the Fund's assets;

  . Continuously reviews, supervises and administers the investment program of the Fund; and

  . Determines what portion of the Fund's assets will be invested in securities and what portion will consist of cash.

  Limitation of Liability

  In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its obligations and duties under the Investment Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Investment Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement.

  Continuing an Investment Advisory Agreement

  The Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually:

  . By a majority of those Board Members who are not parties to the Investment Advisory Agreement or interested persons of any such party; and

  . By a majority of the Board Members or by a majority of the shareholders of the Fund.

  Terminating an Investment Advisory Agreement

  The Company may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

  . A majority of the Fund's shareholders vote to do so or a majority of Board Members vote to do so; and

  .  It gives the adviser 60 days' written notice.

  The adviser may terminate the Investment Advisory Agreement at any time, without the payment of any penalty, upon 90 days' written notice to the Company.

  An Investment Advisory Agreement will automatically and immediately terminate if it is assigned.

Advisory Fees

  For its services, the Fund pays its adviser a fee calculated at an annual rate of 0.35% of its average daily net assets. Due to the effect of fee waivers by the adviser, the actual percentage of average net assets that the Fund pays in any given year may be different from the rate set forth in its contract with the adviser. For the last three fiscal years, the Fund paid the following in advisory fees to the adviser:

      Fiscal Year End         Investment Advisory Fees Paid  Investment Advisory Fees Waived  Total Investment Advisory Fee
---------------------------------------------------------------------------------------------------------------------------
          4/30/00                          $48,492                         $      0                       $ 48,492
---------------------------------------------------------------------------------------------------------------------------
          4/30/99                          $80,234                         $ 12,526                       $ 92,760
---------------------------------------------------------------------------------------------------------------------------
          4/30/98                          $     0                         $107,452                       $107,452

DISTRIBUTOR
--------------------------------------------------------------------------------

  UAMFDI serves as the distributor for each portfolio of the Company. The Company offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110. UAMFDI receives no compensation for its services as distributor of the Institutional Class Shares.


SHAREHOLDER SERVICING ARRANGEMENTS
--------------------------------------------------------------------------------

  UAM and each of its affiliates, may at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or services performed with respect to the Company or a fund. The person making such payments may do so out of its revenues, its profits or any other source available to it. Such servicing arrangements, when in effect, are made generally available to all qualified service providers. The adviser may also compensate its affiliated companies for referring investors to the Fund.


SERVICE AND DISTRIBUTION PLANS
--------------------------------------------------------------------------------

  The Company has adopted a Distribution Plan and a Shareholder Servicing Plan (the "Plans") for their Institutional Service Class Shares pursuant to Rule 12b-1 under the 1940 Act.

Shareholder Servicing Plan

  The Shareholder Servicing Plan (Service Plan) permits the Company to compensate broker-dealers or other financial institutions (Service Agents) that have agreed with UAMFDI to provide administrative support services to Institutional Service Class shareholders that are their customers. Under the Service Plan, Institutional Service Class Shares may pay service fees at the maximum annual rate of 0.25% of the average daily net asset value of such shares held by the Service Agent for the benefit of its customers. The Company pays these fees out of the assets allocable to Institutional Service

  Class Shares to UAMFDI, to the Service Agent directly or through UAMFDI. Each item for which a payment may be made under the Service Plan constitutes personal service and/or shareholder account maintenance and may constitute an expense of distributing Institutional Service Class Shares as the SEC construes such term under Rule 12b-1. Services for which Institutional Service Class Shares may compensate Service Agents include:

  .  Acting as the sole shareholder of record and nominee for beneficial owners.

  . Maintaining account records for such beneficial owners of the Fund's shares.

  .  Opening and closing accounts.

  . Answering questions and handling correspondence from shareholders about their accounts.

  .  Processing shareholder orders to purchase, redeem and exchange shares.

  . Handling the transmission of funds representing the purchase price or redemption proceeds.

  . Issuing confirmations for transactions in the Fund's shares by shareholders.

  . Distributing current copies of prospectuses, statements of additional information and shareholder reports.

  . Assisting customers in completing application forms, selecting dividend and other account options and opening any necessary custody accounts.

  .  Providing account maintenance and accounting support for all transactions.

  . Performing such additional shareholder services as may be agreed upon by the Company and the Service Agent, provided that any such additional shareholder services must constitute a permissible non-banking activity in accordance with the then current regulations of, and interpretations thereof by, the Board of Governors of the Federal Reserve System, if applicable.


Rule 12b-1 Distribution Plan

  The Distribution Plan permits the Fund to pay UAMFDI or others for certain distribution, promotional and related expenses involved in marketing its Institutional Service Class Shares. Under the Distribution Plan, Institutional Service Class Shares may pay distribution fees at the maximum annual rate of 0.75% of the average daily net asset value of such shares held by the Service Agent for the benefit of its customers. These expenses include, among other things:

  .  Advertising the availability of services and products.

  . Designing materials to send to customers and developing methods of making such materials accessible to customers.

  .  Providing information about the product needs of customers.

  . Providing facilities to solicit Fund sales and to answer questions from prospective and existing investors about the Company.

  . Receiving and answering correspondence from prospective investors, including requests for sales literature, prospectuses and statements of additional information.

  .  Displaying and making available sales literature and prospectuses.

  . Acting as liaison between shareholders and the Company, including obtaining information from the Company and providing performance and other information about the Company.

  In addition, the Institutional Service Class Shares may make payments directly to other unaffiliated parties, who either aid in the distribution of their shares or provide services to the Class.

Fees Paid under the Service and Distribution Plans

  The Plans permit Institutional Service Class Shares to pay distribution and service fees at the maximum annual rate of 1.00% of the class' average daily net assets for the year. The Company's governing board has limited the amount the Institutional Service Class may pay under the Plans to 0.25% of the class' average daily net assets for the year, and may increase such amount to the plan maximum at any time. During the fiscal year ended April 30, 2000, the Institutional Services Class of the Fund paid $22,364 in expenses under the Service Plan, for services described above.

  The Company will not reimburse the Distributor or others for distribution expenses incurred in excess of the amount permitted by the Plans.

  Subject to seeking best price and execution, the Company may buy or sell Fund securities through firms that receive payments under the Plans. UAMFDI, at its own expense, may pay dealers for aid in distribution or for aid in providing administrative services to shareholders.

Approving, Amending and Terminating the Plans

  Shareholders of the Fund have approved the Plans. The Plans also were approved by the governing board of the Company, including a majority of the members of the board who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plans (Plan Members), by votes cast in person at meetings called for the purpose of voting on these Plans.

  Continuing the Plans

  The Plans continue in effect from year to year so long as they are approved annually by a majority of the Company's board members and its Plan Members. To continue the Plans, the board must determine whether such continuation is in the best interest of the Institutional Service Class shareholders and that there is a reasonable likelihood of the Plans providing a benefit to the Class. The Company's board has determined that the Company's distribution arrangements are likely to benefit the Company and its shareholders by enhancing the Company's ability to efficiently service the accounts of its Institutional Service Class shareholders.

  Amending the Plans

  A majority of the Company's governing board and a majority of its the Plan Members must approve any material amendment to the Plans. Likewise, any amendment materially increasing the maximum percentage payable under the Plans must be approved by a majority of the outstanding voting securities of the Class, as well as by a majority of the Plan Members.

  Terminating the Plans

  A majority of the Plan Members or a majority of the outstanding voting securities of the Class may terminate the Plans at any time without penalty. In addition, the Plans will terminate automatically upon their assignment.

  Miscellaneous

  So long as the Plans are in effect, the non-interested board members will select and nominate the Plan Members of the Company.

  The Company and UAMFDI intend to comply with the Conduct Rules of the National Association of Securities Dealers relating to investment company sales charges.

  Pursuant to the Plans, the board reviews, at least quarterly, a written report of the amounts expended under each agreement with Service Agents and the purposes for which the expenditures were made.

Additional Non-12b-1 Shareholder Servicing Arrangements

  In addition to payments by the Company under the Plans, UAM and any of its affiliates, may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or other services performed with respect to the Company, the Fund or any class of shares of the Fund. The person making such payments may do so out of its revenues, its profits or any other source available to it. Such services arrangements, when in effect, are made generally available to all qualified service providers. The adviser may also compensate its affiliated companies for referring investors to the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Administrator

  Pursuant to the Fund Administration Agreement with the Company, UAMFSI manages, administers and conducts the general business activities of the Company. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Company. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

  UAMFSI bears all expenses incurred in connection with the performance of its services under the Fund Administration Agreement. UAMFSI may, at its own expense, employ other people to assist it in performing its duties under the Fund Administration Agreement. Such people may be officers and employees who are employed by both UAMFSI and the Company. UAMFSI will pay such people for such employment. The Company will not incur any obligations with respect to such people. Other expenses incurred in the operation of the Company will be borne by the Company or other parties, including:

  .  Taxes, interest, brokerage fees and commissions;

  . Salaries and fees of officers and Board Members who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser;

  .  SEC fees and state Blue-Sky fees;

  .  EDGAR filing fees;

  .  Processing services and related fees;

  .  Advisory and administration fees;

  . Charges and expenses of pricing and data services, independent public accountants and custodians;

  .  Insurance premiums including fidelity bond premiums;

  .  Outside legal expenses;

  .  Costs of maintenance of corporate existence;

  . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of each portfolio of the Company;

  . Printing and production costs of shareholders' reports and corporate meetings;

  .  Cost and expenses of Company stationery and forms;

  .  Costs of special telephone and data lines and devices;

  .  Trade association dues and expenses; and

  .  Any extraordinary expenses and other customary expenses.

  The Fund Administration Agreement continues in effect from year to year if the Board specifically approves such continuance every year. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement automatically terminates upon its assignment by UAMFSI without the prior written consent of the Company.



Administration and Transfer Agency Fees

  The Fund pays a four-part fee to UAMFSI as follows:

  1 . An annual fee to UAMFSI for administration services calculated as follows:

     .  $19,500 for the first operational class; plus

     .  $3,750 for each additional class; plus

     .  0.043% of the aggregate net assets of the Fund.

  2 . An annual fee to UAMFSI for sub-administration and other services, which UAMFSI pays to SEI, calculated as follows:

     .  Not more than $35,000 for the first operational class; plus

     .  $5,000 for each additional operational class; plus

     . 0.03% of their pro rata share of the combined assets of the UAM Funds Complex.

  3 . An annual fee to UAMFSI for transfer agent and dividend-disbursing service, which UAMFSI pays to DST Systems, Inc. calculated as follows:

     .  $10,500 for the first operational class; and

     .  $10,500 for each additional class.

  4 . An annual fee to UAMFSI, which UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent, calculated as follows:

     .  $7,500 for the first operational class; and

     .  $2,500 for each additional class.

For the last three fiscal years the Fund paid the following in administration fees:

             Fiscal Year End                  Total Administration Fee
--------------------------------------------------------------------------------
                 4/30/00                                $120,949
--------------------------------------------------------------------------------
                 4/30/99                                $ 33,602
--------------------------------------------------------------------------------
                 4/30/98                                $ 12,244

* Effective March 1, 1998, UAMFSI became the Fund's administrator. Prior to March 1, 1998, another firm provided administrative services to the Fund.



CUSTODIAN
--------------------------------------------------------------------------------

  The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Company.

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

  PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountant for each portfolio of the Company.

CODE OF ETHICS
--------------------------------------------------------------------------------

  The Company, its distributor and its investment advisers have adopted a code of ethics under Rule 17j-1 of the 1940 Act that permits personnel subject to their particular code of ethics to invest in securities, including securities that may be purchased or held by the Fund.


Brokerage Allocation and Other Practices

SELECTION OF BROKERS
--------------------------------------------------------------------------------

  The Investment Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Fund. The Investment Advisory Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the Fund. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Investment Advisory Agreement. In so doing, the Fund may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction. For the fiscal year ended April 30, 2000, neither the fund nor the adviser directed and of the portfolios brokerage transactions to a broker because of research services provided.

  It is not the practice of the Fund to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Fund may place trades with qualified broker-dealers who recommend the Fund or who act as agents in the purchase of Fund shares for their clients.

  As of April 30, 2000, the BHMS Total Return Portfolio held 300,000 units of Morgan Stanley GP, 7.125% due 01-15-03, valued at $296,892.00. In addition, the Fund held 1500,00 units of Goldman Sachs Group Inc., 7.80% due 01-28-10, valued at $148,780.50.


SIMULTANEOUS TRANSACTIONS
--------------------------------------------------------------------------------

  The adviser makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the Fund, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Company's Board periodically reviews the various allocation methods used by the adviser.


BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------

Equity Securities

  Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

Debt Securities

  Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Commissions Paid

  For the last three fiscal years, the Fund has not paid any brokerage commissions.

Capital Stock and Other Securities

The Company

  The Company was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Company changed its name to "UAM Funds Trust." The Company's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI. The Company is an open-end, management investment company and the Fund is diversified. This means that with respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than U. S. government securities).

Description of Shares and Voting Rights

  The Company's Agreement and Declaration of Trust permits the Company to issue an unlimited number of shares of beneficial interest, without par value. The Board has the power to designate one or more series (portfolios) or classes of shares of beneficial interest without shareholder approval.

  Description of Shares

  When issued and paid for, the shares of each series and class of the Company are fully paid and non-assessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Board members can elect 100% of the Board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of a portfolio. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Board.

  If the Company is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocable to that class. The Company will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the portfolio. A majority of the Board may authorize the liquidation of any portfolio or class at any time.

  The Company will not hold annual meetings except when required to by the 1940 Act or other applicable law.

  Class Differences

  The Board has authorized three classes of shares, Institutional, Institutional Service and Advisor. Not all of the portfolios issue all of the classes. The three classes represent interests in the same assets of a portfolio and, except as discussed below, are identical in all respects.

  . Institutional Shares do not bear any expenses for shareholder servicing and the distribution of such shares pursuant to a distribution plan or other 12b-1 plan;

  . Institutional Service Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures; and

  . Advisor Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. Advisor Shares also charge a sales load on purchases.

  .  Each class of shares has different exchange privileges.

  Distribution and shareholder servicing fees reduce a class's:

  .  Net income;

  .  Dividends; and

  .  NAV to the extent the portfolio has undistributed net income.

Dividend and Distribution Options

  There are three ways for shareholders to receive dividends and capital gains:

  . Income dividends and capital gains distributions are reinvested in additional shares at net asset value;

  . Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV; and

  .  Income dividends and capital gains distributions are paid in cash.

  Unless the shareholder elects otherwise in writing, all dividends and distributions will automatically be reinvested in additional shares of the Fund at NAV (as of the business day following the record date). Shareholders may change their dividend and distributions option by writing to the Fund at least three days before the record date for income dividend or capital gain distribution.

  Each portfolio sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.



Federal Taxes

  The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year so that it generally will be relieved of federal income and excise taxes. If the Fund were to fail to make sufficient distributions in a year, it would be subject to corporate income taxes and/or excise taxes. In addition, if the shortfall were large enough, the Fund could be disqualified as a regulated investment company. If the Fund were to fail to so qualify: (1) it would be taxed at regular corporate rates without any deduction for distributions to shareholder; and (2) its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

  A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

  Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

  At April 30, 2000, the Fund had a capital loss carryover of approximately $195,352 for federal income tax purposes that will expire on April 30, 2008. In addition, at April 30, 2000, the Fund had elected to defer $280,375 of post

  October capital losses for income tax purposes. These losses will be available to offset realized capital gains for the fiscal year ended April 30, 2001.


Purchase, Redemption and Pricing of Shares


NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------

Calculating NAV

  The purchase and redemption price of the shares of the Fund is equal to its NAV. The Fund calculates its NAV by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. For purposes of this calculation:

  . Liabilities include accrued expenses, dividends payable and other liabilities; and

  . Total assets include the market value of the securities held by the Fund, plus cash and other assets plus income accrued but not yet received.

  The Fund normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


How the Company Values it Assets


  Equity Securities

  Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against the U.S. dollar quoted by any major bank or by a broker.


  Debt Securities

  Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board determines that amortized cost reflects fair value.



  Other Assets

  The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Board.


PURCHASE OF SHARES
--------------------------------------------------------------------------------

  Service Agents may enter confirmed purchase orders on behalf of their customers. To do so, the Service Agent must receive your investment order before the close of trading on the NYSE and must transmit it to the Fund before the close of its business day to receive that day's share price. The Fund must receive proper payment for the order by the time the Fund calculates its NAV on the following business day. Service Agents are responsible to their customers and the Company for timely transmission of all subscription and redemption requests, investment information, documentation and money.

  Shareholders can buy full and fractional (calculated to three decimal places) shares of the Fund. The Company will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

  The Company may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of the Fund's shares.

In-Kind Purchases

  At its discretion, the Company may permit shareholders to purchase shares of the Fund with securities, instead of cash. If the Company allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "How the Company Values it Assets" at the next determination of net asset value after acceptance. The Company will issue shares of the Fund at the NAV of the Fund determined as of the same time.

  The Company will only acquire securities through an in-kind purchase for investment and not for immediate resale. The Company will only accept in-kind purchases if the transaction meets the following conditions:

  .  The securities are eligible investments for the Fund;

  .  The securities have readily available market quotations;

  . The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise;

  . All dividends, interest, subscription, or other rights pertaining to such securities become the property of the Fund and are delivered to the Fund by the investor upon receipt from the issuer; and

  . Immediately after the transaction is complete, the value of all securities of the same issuer held by the Fund cannot exceed 5% of its net assets. This condition does not apply to U.S. government securities.

  Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.


REDEMPTION OF SHARES
--------------------------------------------------------------------------------

  When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the Fund's investments.

By Mail

  Requests to redeem shares must include:

  .  Share certificates, if issued;

  . A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered;

  .  Any required signature guarantees (see "Signature Guarantees"); and

  . Any other necessary legal documents for estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

By Telephone

  Shareholders may not do the following by telephone:

  . Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in this manner, you must submit a written request signed by each shareholder, with each signature guaranteed.

  .  Redeem shares represented by a certificate.

  The Company and UAMSSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened and before effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The Company or UAMSSC may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Company or UAMSSC does not employ the procedures described above. Neither the Company nor UAMSSC will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.


Redemptions-In-Kind

  If the Board determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of securities received in payment of redemptions.

  The Company has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board may deem advisable; however, payment will be made wholly in cash unless the Board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If the Fund pays redemption proceeds with securities instead of cash, it will value such securities as set forth under "How the Company Values its Assets." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

     Signature Guarantees

  The Company requires signature guarantees for certain types of documents, including:

  .  Written requests for redemption;

  . Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed; and

  .  On all stock certificates tendered for redemption.

  The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Company and its sub-transfer agent from fraud.

  The Company requires signature guarantees for the following redemptions:

  . Redemptions where the proceeds are to be sent to someone other than the registered shareowner(s);

  . Redemptions where the proceeds are to be sent to someplace other than the registered address; or

  . Share transfer requests.

  The Company will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. You can get a complete definition of eligible guarantor institutions by calling 1-877-826-5465. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.


Other Redemption Information

  Normally, the Fund will pay for all shares redeemed under proper procedures within seven days after it received your request. However, the Fund will pay your redemption proceeds earlier as applicable law so requires.

  The Company may suspend redemption privileges or postpone the date of payment:

  .  When the NYSE and custodian bank are closed;

  .  When trading on the NYSE is restricted;

  . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets; or

  .  For such other periods as the Commission may permit.


EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

  The exchange privilege is only available with respect to UAM Funds that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Institutional Service Class shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

  Neither the Company nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The Board may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage other mutual funds in the UAM Funds Complex and their shareholders.


TRANSFER OF SHARES
--------------------------------------------------------------------------------

  Shareholders may transfer shares of the Fund to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.


Performance Calculations

  The Fund measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The Fund calculates its current yield and average annual total return information according to the methods required by the SEC. The performance is calculated separately for each Class of the Fund. Dividends paid by the Fund with respect to each Class will be calculated in the same manner at the same time on the same day and will be in the same amount, except that distribution and service fees relating to Institutional Service Class Shares will be borne exclusively by that class.

TOTAL RETURN
--------------------------------------------------------------------------------

  Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

  The Fund's average annual total return is calculated by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable expenses on an annual basis. Since Adviser Class Shares and Institutional Service Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

  Total return is calculated according to the following formula:

     P (1 + T)/n/ = ERV
     Where:
     P      =   a hypothetical initial payment of $1,000
     T      =   average annual total return
     n      =   number of years
     ERV    =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

  The table lists the Fund's average annual returns for the one-year period ended April 30, 2000 and the period from the Fund's inception date through April 30, 2000 for both Institutional Class and the Institutional Service Class.

                                One Year       Five Years      Since Inception       Inception Date
---------------------------------------------------------------------------------------------------
Institutional Class              -0.85%           N/A               4.54%              11/01/95
---------------------------------------------------------------------------------------------------
Institutional Service Class      -1.40%           N/A               4.22%              11/01/95


YIELD
--------------------------------------------------------------------------------

  Yield refers to the income generated by an investment in the Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all mutual funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

  The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Adviser Class Shares and Institutional Service Class Shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.


  Yield is obtained using the following formula:

     Yield = 2[((a-b)/(cd)+1)/6/-1]

     Where:

     a =  dividends and interest earned during the period

     b =  expenses accrued for the period (net of reimbursements)

     c = the average daily number of shares outstanding during the period that were entitled to receive income distributions
     d =  the maximum offering price per share on the last day of the period.

  The table lists the Fund's 30-day SEC yield for period ended April 30, 2000 for both the Institutional Class and the Institutional Service Class.

                                                                   One Year
================================================================================
  Institutional Class                                                5.92%
--------------------------------------------------------------------------------
  Institutional Service Class                                        3.81%


COMPARISONS
--------------------------------------------------------------------------------

  The Fund's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further described in this SAI. This information may also be included in sales literature and advertising.

  To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Company or the Fund may discuss various measures of performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. Please see "Comparative Benchmarks" for publications, indices and averages that may be used.

  In assessing such comparisons of performance, an investor should keep in mind:

  . That the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Fund;

  .  That the indices and averages are generally unmanaged;

  . That the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance; and

  . That shareholders cannot invest directly in such indices or averages. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.


Financial Statements

  The following documents are included in the Fund's April 30, 2000 Annual
  Report:

  .  Financial statements for the fiscal year ended April 30, 2000;

  .  Financial highlights for the respective periods presented; and

  .  The report of PricewaterhouseCoopers LLP.

  Each of the above-referenced documents is incorporated by reference into this SAI. However, no other parts of the Fund's Annual Report is incorporated by reference herein. Shareholders may get copies of the Fund's Annual Report free of charge by calling the UAM Funds at the telephone number appearing on the front page of this SAI.


Glossary

  All terms that this SAI does not otherwise define, have the same meaning in the SAI as they do in the prospectus of the Fund.

  1933 Act means the Securities Act of 1933, as amended.

  1934 Act means the Securities Exchange Act of 1934, as amended.

  1940 Act means the Investment Company Act of 1940, as amended.

  Adviser means the investment adviser of the Fund.

  Board Member refers to a single member of the Company's Board.

  Board refers to the Company's Board of Trustees as a group.

  Company refers to UAM Funds Trust.

  Independent Board Member refers Board Members that are not Interested Board Members.

  Interested Board Member refers to an "interested person" (as defined by the 1940 Act) of the Company. A Board Member may by an interested person of the Company because they are affiliated with one of the Company's investment advisers, United Asset Management Corporation or the Company's principal underwriter.

  NAV is the net asset value per share of the Fund.

  NYSE is the New York Stock Exchange. Also known as "The Exchange" or "The Big Board."

  Fund refers to the BHM&S Total return Bond Portfolio, which is a series of the Company.

  SEC is the Securities and Exchange Commission. The SEC is the federal agency that administers most of the federal securities laws in the United States. In particular, the SEC administers the 1933 Act, the 1940 Act and the 1934 Act.

  SEI is SEI Investments Mutual Funds Services, the Company's sub-administrator.

  UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Inc. II and all of their portfolios.

  UAM is United Asset Management Corporation.

  UAMFDI is UAM Fund Distributors, Inc., the Company's principal underwriter.

  UAMFSI is UAM Fund Services, Inc., the Company's administrator.

  UAMSSC is UAM Fund Shareholder Servicing Center, Inc., the Company's sub-shareholder-servicing agent.


Bonding Ratings

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------

Preferred Stock Ratings

   aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

  aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

  a An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

  baa An issue that is rated "baa" is considered to be a medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

  ba An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

  b An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

  caa An issue that is rated "caa" is of poor standing, such issues may be in default or there may be other elements of danger with respect to principal or interest.

  ca An issue that is rated "ca" is speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

  plus      (+)  or  Moody's applies numerical modifiers 1, 2, and 3 in each
  minus (-)          rating classification: the modifier 1 indicates
                     that the security the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


Debt Ratings - Taxable Debt & Deposits Globally

  Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

  A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Con. (...)         (This rating applies only to U.S. Tax-Exempt Municipals)
                     Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


  Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


Short-Term Prime Rating System - Taxable Debt & Deposits Globally

  Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

  Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                .  Leading market positions in well-established industries.

                . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                . Well-established access to a range of financial markets and assured sources of alternate liquidity.

  Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  Not Prime     Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES
--------------------------------------------------------------------------------


Long-term Issue Credit Ratings

  Issue credit ratings are based, in varying degrees, on the following considerations:

  1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

  2. Nature of and provisions of the obligation;

  3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.


  AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

  AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

  A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

  BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

  Obligations rated `BB,' `B,' `CCC,' `CC' and `C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.


  BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

  B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated `BB,' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

  CCC An obligation rated 'CCC' is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

  CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.

  C A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to non-payment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

  D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

  N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy. Debt obligations of issues outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor and do not take into account currency exchange and related uncertainties.

  Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

  A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

  A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

  A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

  B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

  C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

  D A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks

  Country risks considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identity those instances where sovereign risks make them different for the same issuer.

FITCH RATINGS

--------------------------------------------------------------------------------

International Long-Term Credit Ratings


  Investment Grade

  AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

  AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

  A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

  BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


  Speculative Grade

  BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

  B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

  CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

  DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations.

               Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

International Short-Term Credit Ratings

  F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

  F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

  F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

  B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

  C High default risk. Default is a real possibility. Capacity for meeting financial commitments that is highly uncertain and solely reliant upon a sustained, favorable business and economic environment.

  D            Default. Denotes actual or imminent payment default.


  Notes

  "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC,' or to short-term ratings other than `F1.'

  `NR'  indicates that Fitch does not rate the issuer or issue in question.

  `Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

  RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.


Comparative Benchmarks

  CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

  Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

  Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

  Dow Jones Industrial Average - a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

  Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper, Inc., Morningstar, Inc., The New York Times, Personal Investor, The Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

  Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.

  IBC's Money Fund Average/All Taxable Index - an average of all major money market fund yields, published weekly for 7- and 30-day yields.

  IFC Investable Composite Index - an unmanaged market capitalization-weighted index maintained by the International Finance Corporation. This index consists of over 890 companies in 26 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

  Lehman Brothers Indices:
  ------------------------

  Lehman Brothers Aggregate Bond Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issues of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $150 million.

  Lehman Brothers Credit Bond Index - an unmanaged index of all publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, nonconvertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

  Lehman Brothers Government Bond Index - an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

  Lehman Brothers Government/Corporate Bond Index - an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $150 million. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

  Lehman Brothers High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, nonconvertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

  Lehman Brothers Intermediate Government/Corporate Index - an unmanaged fixed income, market value-weighted index that combines the Lehman Brothers Government Bond Index (intermediate-term sub-index) and Lehman Credit Bond Index (intermediate-term sub-index).

  Lehman Brothers Mortgage-Backed Securities Index - an unmanaged index of all fixed-rate securities backed by mortgage pools of Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).

  Lipper, Inc./Lipper Indices/Lipper Averages
  -------------------------------------------

  The Lipper Indices are equally weighted indices for typically the 30 largest mutual funds within their respective portfolio investment objectives. The indices are currently grouped in six categories: U.S. Diversified Equity with 12 indices; Equity with 27 indices, Taxable Fixed-Income with 20 indices, Tax-Exempt Fixed-Income with 28 indices, Closed-End Funds with 16 indices, and Variable Annuity Funds with 18 indices.

  In September, 1999, Lipper, Inc. introduced its new portfolio-based mutual fund classification method in which peer comparisons are based upon characteristics of the specific stocks in the underlying funds, rather than upon a broader investment objective stated in a prospectus. Certain of Lipper, Inc.'s classifications for general equity funds' investment objectives were changed while other equity objectives remain unchanged. Changing investment objectives include Capital Appreciation Funds, Growth Funds, Mid-Cap Funds, Small-Cap Funds, Micro-Cap Funds, Growth & Income Funds, and Equity Income Funds. Unchanged investment objectives include Sector Equity Funds, World Equity Funds, Mixed Equity Funds, and certain other funds including all Fixed Income Funds and S&P(R) Index Funds.

  Criteria for the Lipper Indices are: 1) component funds are largest in group;
  2) number of component funds remains the same (30); 3) component funds are defined annually; 4) can be linked historically; and 5) are used as a benchmark for fund performance.

  Criteria for the Lipper Averages are: 1) includes all funds in the group in existence for the period; 2) number of component funds always changes; 3) universes are dynamic due to revisions for new funds, mergers, liquidations, etc.; and 4) will be inaccurate if historical averages are linked.

  Certain Lipper, Inc. indices/averages used by the UAM Funds may include, but are not limited to, the following:

  Lipper Short-Intermediate Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of one to five years or less. (Taxable Fixed-Income category)

  Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. (Equity category)

  Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities. (Equity category)

  Lipper Equity Mid Cap Fund Index - an unmanaged index of funds that by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. (Equity category)

  Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase. (Equity category)

  Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size which invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. (Equity category)

  Lipper Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

  Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).

  Merrill Lynch 1-3 Year Treasury Index - an unmanaged index composed of U.S. treasury securities with maturities from 1 to 3 years.

  Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

  Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

  NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs.

  Nikkei Stock Average - a price weighted index of 225 selected leading stocks listed on the First Section of the Tokyo Stock Exchange.

  New York Stock Exchange composite or component indices -- capitalization-weighted unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

  Russell U.S. Equity Indices:
  ----------------------------

  Russell 3000(R) Index - measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

  Russell 1000(R) Index - an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

  Russell 2000(R) Index -- an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

  Russell Top 200(TM) Index - measures the performance of the 200 largest companies in the Russell 1000 Index, which represents approximately 74% of the total market capitalization of the Russell 1000 Index.

  Russell Mid-Cap(TM) Index -- measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

  Russell 2500(TM) Index - an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

  Russell 3000(R) Growth Index - measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indices.

  Russell 3000(R) Value Index - measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indices.

  Russell 1000(R) Growth Index - measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

  Russell 1000(R) Value Index - measures the performance of those Russell 1000 with lower price-to-book ratios and lower forecasted growth values.

  Russell 2000(R) Growth Index - measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

  Russell 2000(R) Value Index - measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

  Russell Top 200(TM) Growth Index - measures the performance of those Russell Top 200 companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

  Russell Top 200(TM) Value Index - measures the performance of those Russell Top 200 companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

  Russell Midcap(TM) Growth Index - measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

  Russell Midcap(TM) Value Index - measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

  Russell 2500(TM) Growth Index - measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

  Russell 2500(TM) Value Index - measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

  Ryan Labs 5 Year GIC Master Index - an arithmetic mean of market rates of $1 million GIC contracts held for five years. The market rates are representative of a diversified, investment grade portfolio of contracts issued by credit worthy insurance companies. The index is unmanaged and does not reflect any transaction costs. Direct investment in the index is not possible.

  Standard & Poor's U.S. Indices:
  -------------------------------

  In October, 1999, Standard & Poor's and Morgan Stanley Capital International launched a new global industry classification standard consisting of 10 economic sectors aggregated from 23 industry groups, 59 industries, and 123 sub-industries covering almost 6,000 companies globally. The new classification standard will be used with all of their respective indices. Features of the new classification include 10 economic sectors, rather than the 11 S&P currently uses. Sector and industry gradations are less severe. Rather than jumping from 11 sectors to 115 industries under the former S&P system, the new system progresses from 10 sectors through 23 industry groups, 50 industries and 123 sub-industries.

  S&P 500 Index - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks. Widely regarded as the standard for measuring large-cap U.S. stock market performance. It is used by 97% of U.S. money managers and pension plan sponsors. More than $1 trillion is indexed to the S&P 500.

  S&P MidCap 400 Index -- consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value. It is used by over 95% of U.S. managers and pension plan sponsors. More than $25 billion is indexed to the S&P MidCap 400.

  S&P SmallCap 600 Index - an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors. It is gaining wide acceptance as the preferred benchmark for both active and passive management due to its low turnover and greater liquidity. Approximately $8 billion is indexed to the S&P SmallCap 600.

  S&P SuperComposite 1500 - combines the S&P 500, MidCap 400, and SmallCap 600 indices, representing 87% of the total U.S. equity market capitalization.

  S&P 100 Index - known by its ticker symbol OEX, this index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue chip stocks across diverse industry groups.

  S&P/BARRA Growth and Value Indices - are constructed by grouping the securities in the S&P 500 Index according to price-to-book ratio. The Value index contains the companies with the lower price-to-book ratios; while the companies with the higher price-to-book ratios are contained in the Growth index.

  S&P REIT Composite Index - launched in 1997, this benchmark tracks the market performance of U.S. Real Estate Investment Trusts, known as REITS. The REIT Composite consists of 100 REITs chosen for their liquidity and importance in representing a diversified real estate Fund. The Index covers over 80% of the securitized U.S. real estate market.

  S&P Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

  Standard & Poor's CANADA Indices:
  ---------------------------------

  S&P/TSE Canadian MidCap Index - measures the performance of the mid-size company segment of the Canadian equity market.

  S&P/TSE Canadian SmallCap Index - Measures the small company segment of the Canadian equity market.

  Standard & Poor's Global Indices:
  ---------------------------------

  S&P Global 1200 Index - aims to provide investors with an investable Fund. This index, which covers 29 countries and consists of seven regional components, offers global investors an easily accessible, tradable set of stocks and particularly suits the new generation of index products, such as exchange-traded funds (ETFs).

  S&P Euro and S&P Euro Plus Indices - the S&P Euro Index covers the Eurobloc countries; the Euro Plus Index includes the Euro markets as well as Denmark, Norway, Sweden and Switzerland. The S&P Euro Plus Index contains 200 constituents, and the S&P Euro Index, a subset of Euro Plus, contains 160 constituents. Both indices provide geographic and economic diversity over 11 industry sectors.

  S&P/TSE 60 Index - developed with the Toronto Stock Exchange, is designed as the new Canadian large cap benchmark and will ultimately replace the Toronto 35 and the TSE 100.

  S&P/TOPIX 150 - includes 150 highly liquid securities selected from each major sector of the Tokyo market. It is designed specifically to give portfolio managers and derivative traders an index that is broad enough to provide representation of the market, but narrow enough to ensure liquidity.

  S&P Asia Pacific 100 Index - includes highly liquid securities from each major economic sector of major Asia-Pacific equity markets. Seven countries -- Australia, Hong Kong, Korea, Malaysia, New Zealand, Singapore, and Taiwan -- are represented in the new index.

  S&P Latin America 40 Index - part of the S&P Global 1200 Index, includes highly liquid securities from major economic sectors of Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the new index.

  S&P United Kingdom 150 Index - includes 150 highly liquid securities selected from each of the new S&P sectors. The S&P UK 150 is designed to be broad enough to provide representation of the market, but narrow enough to ensure liquidity.

  Salomon Smith Barney Global excluding U.S. Equity Index - an unmanaged index comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

  Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities of one year or greater, but less than three years.

  Salomon Smith Barney Three-Month T-Bill Average -- the average for all treasury bills for the previous three-month period.

  Salomon Smith Barney Three-Month U.S. Treasury Bill Index - a return equivalent yield average based on the last three 3-month Treasury bill issues.

  Savings and Loan Historical Interest Rates -- as published by the U.S. Savings and Loan League Fact Book.

  Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. treasury bills and inflation.

  Target Large Company Value Index - an index comprised of large companies with market capitalizations currently extending down to approximately $1.9 billion that are monitored using a variety of relative value criteria in order to capture the most attractive value opportunities available. A high quality profile is required and companies undergoing adverse financial pressures are eliminated.

  U.S. Three-Month Treasury Bill Average - the average return for all treasury bills for the previous three month period.

  Value Line Composite Index -- composed of over 1,600 stocks in the Value Line Investment Survey.

  Wilshire Real Estate Securities Index - a market capitalization-weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The index is used by the institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison.

  Wilshire REIT Index - includes 112 real estate investment trusts (REITs) but excludes seven real estate operating companies that are included in the Wilshire Real Estate Securities Index.

  Note: With respect to the comparative measures of performance for equity securities described herein, comparisons of performance assume reinvestment of dividends, except as otherwise stated.

                            UAM Funds
                            Funds for the Informed Investor sm

BHM&S Total Return Bond Portfolio

Institutional Service Class Shares Prospectus               August 28, 2000





                                 [LOGO OF UAM}

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 Table Of Contents


Fund Summary..................................................................1


 What are the Fund's Objectives?..............................................1
 What are the Fund's Principal Investment Strategies?.........................1
 What are the Fund's Principal Risks?.........................................2
 How Has the Fund Performed?..................................................2
 What are the Fund's Fees and Expenses?.......................................3


Investing with the UAM Funds..................................................5


 Buying Shares................................................................5
 Redeeming Shares.............................................................6
 Exchanging Shares............................................................8
 Transaction Policies.........................................................8
 Account Policies............................................................10


Additional Information About the Fund........................................12


 Other Investment Practices and Strategies...................................12
 Shareholder Servicing Arrangements..........................................14
 Additional Classes..........................................................14


Financial Highlights.........................................................15

 Fund Summary


WHAT ARE THE FUND'S OBJECTIVES?
-------------------------------------------------------------------------------

  The fund seeks maximum long-term total return consistent with reasonable risk to principal by investing in investment grade fixed income securities of varying maturities. The fund may change its investment objective with-out shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
-------------------------------------------------------------------------------

  The fund invests at least 90% of its total assets in dollar-denominated investment-grade debt securities. The fund tries to maintain an average weighted duration comparable to the Salomon Brothers' Broad Index or Lehman Brothers Aggregate Index, which is approximately five years. To manage its duration, the fund may hedge its interest rate risk by purchas-ing and selling futures.

  A debt security is an interest bearing security that corporations and gov-ernments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (dates when debt securities are due and payable). The fund may invest in a variety of types of debt securities, including those issued by corporations and the U.S. government and its agencies, mortgage-backed and asset-backed securities (securities that are backed by pools of loans or mortgages assembled for sale to in-vestors), municipal notes and bonds, commercial paper and certificates of deposit.

  The adviser expects to manage the fund actively, focusing on security se-lection, sector concentration and yield curve positioning. The adviser in-vests the assets of the fund in securities, industry sectors and maturity ranges that it believes the market has undervalued. The adviser believes that it can minimize volatility and generate superior returns over the long-term by investing in high quality securities that possess above-average effective yields and the potential for capital appreciation.

  The adviser does not attempt to time the market because it believes there are too many variables to successfully forecast economic conditions con-sistently. Therefore, the fund will maintain a conservative intermediate maturity structure (10 years or less) and will diversify its assets along the yield curve.

  The adviser's security selection process begins by analyzing a bond's yield-to-maturity premium (or spread) versus the most recently issued

  U.S. treasury security of similar maturity. Once it identifies bonds with an above-average premium, it then evaluates factors that could influence the future premium such as credit quality, security structure and supply/demand. The objective of this process is to identify those issues whose yield premium will compress or narrow over a wide range of potential interest rate changes, supporting superior long term performance.

  A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated security. Ad-verse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a secu-rity is not rated or is rated under a different system, the adviser may determine that it is of investment grade. The adviser may retain securi-ties that are down graded, if it believes that keeping those securities is warranted.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
-------------------------------------------------------------------------------

  As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or be-cause the adviser did not implement its strategy properly. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

  As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated forcing the fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the fund to rein-vest the money at a lower interest rate.

  The credit rating or financial condition of an issuer may also affect the value of a debt security. Generally, the lower the quality rating of a se-curity, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Ad-verse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

HOW HAS THE FUND PERFORMED?
--------------------------------------------------------------------------------

  The following information illustrates some of the risks of investing in this class of the fund. The bar chart shows how performance of this class of the fund has varied from year to year. The average annual return table compares the average annual returns of this class of the fund to those of a broad-based securities market index. Returns are based on past results and are not an indication of future performance.

Calendar Year Returns


  During the periods shown in the chart for the fund, the highest return for a quarter was 3.47% (quarter ending 06/30/97) and the lowest return for a quarter was -1.86% (quarter ending 06/30/99). For the period from January 1, 2000, through June 30, 2000, the fund returned 2.67%.

Average Annual Returns For Periods Ended December 31, 1999

                                                 Since
                                         1 Year 11/1/95*
  ------------------------------------------------------
   BHM&S Total Return Bond Portfolio     -2.58%  4.52%
  ------------------------------------------------------
   Lehman Brothers Aggregate Bond Index  -0.83%  5.97%

  * Beginning of operations. Index comparisons begin on October 31, 1995.

WHAT ARE THE FUND'S FEES AND EXPENSES?
--------------------------------------------------------------------------------

Shareholder Transaction Fees (fees paid directly from your investment)

  The fund is a no-load investment, which means there are no fees or charges to buy or sell its shares, to reinvest dividends or to exchange into other UAM Funds.

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

  The fund does have annual operating expenses and as a shareholder you pay them indirectly. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

   Management Fees                       0.35%
  --------------------------------------------
   Service (12b-1) Fees                  0.25%
  --------------------------------------------
   Other Expenses**                      1.48%
  --------------------------------------------
   Total Annual Fund Operating Expenses  2.08%

Example

  This example can help you to compare the cost of investing in this class of the fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the periods shown and then re-deem all of your shares at the end of those periods. The example also as-sumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year                3 Years                           5 Years                           10 Years
  ---------------------------------------------------------------------------------------------------
    $211                  $652                             $1,119                             $2,410

 Investing with the UAM Funds


BUYING SHARES
-------------------------------------------------------------------------------

By Mail

  You can open an account with the fund by sending a check or money order and your account application to the UAM Funds. You should make your check or money order payable to the "UAM Funds." The UAM Funds do not accept third-party checks. You can add to an existing account by sending a check and, if possible, the "Invest by Mail" stub that accompanied your state-ment to the UAM Funds. Be sure your check identifies clearly your name, your account number and the fund name.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

  Express Mail Address

  UAM Funds
  210 West 10th Street
  Kansas City, MO 64105

By Wire

  To open an account by wire, first call 1-877-826-5465 for an account num-ber and wire control number. Next, send your completed account application to the UAM Funds. Finally, wire your money using the wiring instructions set forth below. To add to an existing account by wire, call 1-877-826-5465 to get a wire control number and wire your money to the UAM Funds.

  Wiring Instructions

  United Missouri Bank
  ABA # 101000695
  UAM Funds
  DDA Acct. # 9870964163
  Ref: fund name/account number/
  account name/wire control number

By Automatic Investment Plan (Via Automated Clearing House or ACH)

  You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a com-pleted application to the UAM Funds. To cancel or change a plan, write to the UAM Funds. Allow up to 15 days to create the plan and 3 days to cancel or change it.

Minimum Investments

  You can open an account with the fund with a minimum initial investment of $2,500 ($500 for individual retirement accounts (IRAs) and $250 for Spousal IRAs). You can buy additional shares for as little as $100.

Fund Codes

  The fund's reference information, which is listed below, will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily net asset value per share (NAV) or get additional information.

     Trading
     Symbol                            CUSIP                                               Fund Code
  --------------------------------------------------------------------------------------------------
      BHYYX                          902556208                                                630

Rights Reserved by the UAM Funds

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares;

  .   Reject any purchase order; or

  . Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting manage-ment and by increasing expenses.)

REDEEMING SHARES
-------------------------------------------------------------------------------

By Mail

  Send a letter to the UAM Funds specifying:

  .   The fund name;

  .   The account number;

  .   The dollar amount or number of shares you wish to redeem;

  .   The account name(s); and

  .   The address.

  All registered share owner(s) in the exact name(s) and any special capac-ity in which they are registered must sign the letter.

  Certain shareholders may need to include additional documents to redeem shares. Please see the Statement of Additional Information (SAI) if you need more information.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

By Telephone

  You may redeem shares over the phone by calling 1-877-826-5465. To partic-ipate in this service and to receive your redemptions by wire, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Online

  You can redeem shares on the Internet at www.uam.com. For login informa-tion, including your personal identification number (PIN), please call 1-877-826-5465.

By Systematic Withdrawal Plan (Via ACH)

  If your account balance is at least $10,000, you may transfer as little as $100 per month from your UAM Funds account to another financial institu-tion. To participate in this service, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Payment of Redemption Proceeds

  Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file). The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form.

  The UAM Funds may require that a bank or member firm of a national securi-ties exchange guarantee signatures. A notary public cannot guarantee a signature. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the UAM Funds may require a share-holder to furnish additional legal documents to insure proper authorization.

  If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date. You may avoid these delays by paying for shares with a certified check, bank check or money order.

Rights Reserved by the UAM Funds

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the New York Stock Exchange is restricted; or

  . The Securities and Exchange Commission allows the UAM Funds to delay redemptions.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. You can also exchange shares of the UAM Funds on the Internet at www.uam.com. For login information, including your personal identification number (PIN), please call 1-877-826-5465. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

Rights Reserved by the UAM Funds

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders;

  .   Reject any request for an exchange; or

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund on each day the New York Stock Exchange is open at a price equal to its NAV next computed af-ter it receives and accepts your order. NAVs are calculated as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. East-ern Time). Therefore, to receive the NAV on any given day, the UAM Funds must accept your order before the close of trading on the New York Stock Exchange that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following business day.

  Since securities that are traded on foreign exchanges may trade on days when the New York Stock Exchange is closed, the value of a UAM Fund may change on days when you are unable to purchase or redeem shares.

  The UAM Funds calculate their NAVs by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use current market prices to value their investments. However, the UAM Funds may value investments at fair value when market prices are not readily available or when events oc-cur that make established valuation methods (such as stock exchange clos-ing prices) unreliable. The UAM Funds will determine an investment's fair value according to methods established by the Board. The UAM Funds value debt securities that are purchased with remaining maturi-ties of 60 days or less at amortized cost, which approximates market val-ue. The UAM Funds may use a pricing service to value some of their assets, such as debt securities or foreign securities.

Buying or Selling Shares through a Financial Intermediary

  You may buy or sell shares of the UAM Funds through a financial intermedi-ary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must re-ceive your order before the close of trading on the New York Stock Ex-change that day. Your financial intermediary is responsible for transmit-ting all purchase and redemption requests, investment information, docu-mentation and money to the UAM Funds on time. Your financial intermediary may charge additional transaction fees for its services.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

In-Kind Transactions

  Under certain conditions and at the UAM Funds' discretion, you may pay for shares of a UAM Fund with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities in-stead of cash.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine. The UAM Funds will not be re-sponsible for any loss, liability, cost or expense for following instruc-tions received by telephone reasonably believed to be genuine.

ACCOUNT POLICIES
-------------------------------------------------------------------------------

Small Accounts

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts; or

  . When the value of your account falls because of market fluctuations and not your redemptions.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

Distributions

  Normally, the fund distributes its net investment income quarterly and its net capital gains at least once a year. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the fund, un-less you elect on your account application to receive them in cash.

Federal Taxes

  The following is a summary of the federal income tax consequences of in-vesting in the fund. This summary does not apply to shares held in an in-dividual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such ac-counts may, however, be taxable at some time in the future. You should al-ways consult your tax advisor for specific guidance regarding the tax ef-fect of your investment in the UAM Funds.

  Taxes on Distributions Distributions of the fund will generally be taxable to shareholders as ordinary income or capital gains. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The amount of tax you may pay on a distribution will be based on the amount of time the fund held its investments, not how long you held your shares. Dividends and distribu-tions of short-term capital gains (capital gains relating to securities held for twelve months or less) are generally taxable at the same rate as ordinary income. Distributions of long-term capital gains (capital gains relating to securities held for more than twelve months) are generally taxable as long-term capital gains. Once a year UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution re-ceived, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying a dividend" and should be avoided.

  The fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the fund receives from U.S. corpora-tions may be eligible for the corporate dividends-received deduction, sub-ject to certain holding period requirements and financing limitations.

  If the fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the fund received from sources in foreign countries. The fund may elect to treat some of those taxes as a distribution to shareholders, which would allow share-holders to offset some of their U.S. federal income tax.

  Taxes on Exchanges and Redemptions When you exchange or redeem shares in the fund, you may recognize a capital gain or loss for federal tax purpos-es. This gain or loss will be based on the difference between the cost of your shares (tax basis) and the amount you receive for them. To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.

  Generally, your gain or loss will be long-term or short-term depending on whether your holding period exceeds 12 months. However, any loss you real-ize on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions you received on the shares.

  Backup Withholding By law, the fund must withhold 31% of your distribu-tions and redemption proceeds if you fail (i) to provide complete, correct taxpayer information, (ii) to properly include on your return payments of taxable interest or dividends, or (iii) to certify to the fund that you are not subject to back-up withholding when required to do so or that you are an "exempt recipient."

State and Local Taxes

  You may also have to pay state and local taxes on distributions and re-demptions. However, state taxes may not apply to portions of distributions that are attributable to interest on federal securities. As mentioned above, you should always consult your tax advisor for specific guidance regarding the tax effect of your investment in the fund.

 Additional Information About the Fund


OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to its principal investment strategies, the fund may use the investment strategies described below. The fund may also employ investment practices that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concern-ing any of the fund's investment practices and its risks, you should read the SAI.

Derivatives

  The fund may invest in derivatives, a category of investments that in-cludes forward foreign currency exchange contracts, futures, options and swaps to protect its investments against changes resulting from market conditions (a practice called "hedging"), to reduce transaction costs or to manage cash flows. Forward foreign currency exchange contracts, futures and options are called derivatives because their value is based on an un-derlying asset or economic factor. Derivatives are often more volatile than other investments and may magnify the fund's gains or losses. There are various factors that affect the fund's ability to achieve its objec-tives with derivatives. Successful use of a derivative depends on the de-gree to which prices of the underlying assets correlate with price move-ments in the derivatives the fund buys or sells. The fund could be nega-tively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

Foreign Securities

  The fund may invest in securities of companies located outside of the United States, American Depositary Receipts, European Depositary Receipts and other similar global instruments. When the fund invests in foreign se-curities, it will be subject to risks not typically associated with domes-tic securities. Foreign investments, especially those of companies in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for the fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less devel-oped.

Short-Term Investing

  At times, the adviser may decide to invest up to 100% of the fund's assets in a variety of high-quality, short-term debt securities, such as U.S. government securities. The adviser may invest in these types of securities for temporary defensive purposes, to earn a return on uninvested assets or to meet redemptions. The adviser may temporarily adopt a defensive posi-tion to reduce changes in the value of the shares of the fund that may re-sult from adverse market, economic, political or other developments. When the adviser pursues a temporary defensive strategy, the fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the fund from achieving its stated objectives.

Portfolio Turnover

  The fund may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (and, in particular, short-term gains) realized by the fund. Shareholders must pay tax on such capital gains.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Barrow, Hanley, Mewhinney & Strauss, Inc., a Texas corporation located at One McKinney Plaza, 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204, is the investment adviser to the fund. The adviser manages and supervises the investment of the fund's assets on a discretionary basis. The adviser, an affiliate of United Asset Management Corporation, has specialized in the active management of stocks, bonds and balanced portfolios for insti-tutional and tax-exempt clients since 1979. The adviser currently provides and offers investment management services to corporate, public and Taft-Hartley employee benefit plans, foundations, endowments, health care and other institutions and investors.

  During its most recent fiscal year, the fund paid 0.35% of its average net assets in advisory fees to the adviser.

Portfolio Managers

  A team of the adviser's investment professionals has primary responsibil-ity for the day-to-day management of the fund.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Brokers, dealers, banks, trust companies and other financial representa-tives may receive compensation from the fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

Distribution Plans

  The fund has adopted a Distribution Plan and a Shareholder Services Plan under Rule 12b-1 of the Investment Company Act of 1940 that permits them to pay broker-dealers, financial institutions and other third parties for the sale and distribution of its shares and for marketing and shareholder services. The 12b-1 plans allow the fund to pay up to 1.00% of its average daily net assets annually for these services. However, the fund is cur-rently authorized to pay only 0.25% per year. Because this class of shares pays these fees out of their assets on an ongoing basis, over time, your shares may cost more than if you had paid another type of sales charge.

Shareholder Servicing

  For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the fund that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the fund. In addition, your financial representatives may charge you other ac-count fees for buying or redeeming shares of the fund or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

  The fund may pay all or part of the fees paid to financial representa-tives. Periodically, UAM Funds' board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The fund does not pay these service fees on shares purchased directly. In addition, the adviser and its affiliates may, at their own expense, pay financial representatives for these services.

  The adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with re-spect to the fund. The adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the fund.

ADDITIONAL CLASSES
-------------------------------------------------------------------------------

  The fund also offers Institutional Class shares, which do not pay market-ing or shareholder servicing fees. Since Institutional Class shares have lower expenses, their performance will be better than the performance of the Institutional Service Class.

 Financial Highlights



  The financial highlights table is intended to help you understand the fi-nancial performance of this class of the fund for the periods indicated. Certain information contained in the table reflects the financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in this class of the fund assuming all dividends and distributions were reinvested. PricewaterhouseCoopers LLP has audited this information. The financial statements and the unqualified opinion of PricewaterhouseCoopers LLP are included in the annual report of the fund, which is available upon request by calling the UAM Funds at 1-877-826-5465.

   Periods Ended April 30,      2000    1999**    1998**   1997**   1996**#
  -----------------------------------------------------------------------------
   Net Asset Value,
     Beginning of Period     $  9.66   $ 10.34   $  9.95   $ 9.84   $10.00
   Income from Investment
     Operations:
   Net Investment Income        0.40      0.51      0.56     0.57     0.27
   Net Realized and
    Unrealized Gain (Loss)     (0.52)    (0.05)@    0.40     0.05    (0.27)
    Total From Investment
     Operations                (0.12)     0.46      0.96     0.62      --
   Distributions:
   Net Investment Income       (0.39)    (0.61)    (0.53)   (0.51)   (0.16)
   Net Realized Gain           (0.07)    (0.53)    (0.04)     --       --
    Total Distributions        (0.46)    (1.14)    (0.57)   (0.51)   (0.16)
   Net Asset Value, End of
   Period                    $  9.08   $  9.66   $ 10.34   $ 9.95   $ 9.84
   Total Return                (1.40)%    4.45+%    9.85+%   6.47+%  (0.07)%+++
   Ratios and Supplemental
   Data
   Net Assets, End of
    Period (Thousands)       $10,802   $11,095   $15,732   $4,045   $2,871
   Ratio of Expenses to
    Average Net Assets          2.08%     1.44%     0.95%    0.82%    0.83%*
   Ratio of Net Investment
    Income to Average Net
    Assets                      4.51%     4.79%     5.42%    5.76%    5.44%*
   Portfolio Turnover Rate       112%      196%      210%     151%      55%

  # For the period from November 1, 1995 (commencement of operations), through April 30, 1996.
  * Annualized
  ++Not annualized
  + Total return would have been different had certain fees not been waived and certain expenses not been assumed by the adviser during the periods indicated.
  ** Per share amounts are based on average outstanding shares.
  @ The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for that period be-cause of the timing of sales and repurchases of the fund shares in rela-tion to fluctuating market value of investments in the fund.

BHM&S Total Return Bond Portfolio

  Investors who want more information about the fund should read the fund's annual/semi-annual reports and the fund's statement of additional informa-tion. The annual/semi-annual reports of the fund provide additional infor-mation about its investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the fund during the last fiscal year. The statement of additional information contains additional detailed in-formation about the fund and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of the statement of additional informa-tion, shareholder reports and other information about the UAM Funds and can make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com

  You can review and copy information about the fund (including the statement of additional information) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

  Investment Company Act of 1940 file number: 811-8544.

                                 [LOGO OF UAM]

                            UAM Funds
                            Funds for the Informed Investor sm

Cambiar Opportunity Portfolio

Institutional Class Shares Prospectus                       August 28, 2000





                                 [LOGO OF UAM}

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.1

 Table Of Contents


Fund Summary..................................................................1


 What are the Fund's Objectives?..............................................1
 What are the Fund's Principal Investment Strategies?.........................1
 What are the Fund's Principal Risks?.........................................2
 How Has the Fund Performed?..................................................2
 What are the Fund's Fees and Expenses?.......................................3


Investing with the UAM Funds..................................................4


 Buying Shares................................................................4
 Redeeming Shares.............................................................5
 Exchanging Shares............................................................7
 Transaction Policies.........................................................7
 Account Policies.............................................................9


Additional Information About the Fund........................................11


 Other Investment Practices and Strategies...................................11
 Investment Management.......................................................12
 Shareholder Servicing Arrangements..........................................12


Financial Highlights.........................................................14

 Fund Summary


WHAT ARE THE FUND'S OBJECTIVES?
-------------------------------------------------------------------------------

  The fund seeks capital growth and preservation by investing primarily in common stocks. The fund seeks to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and with positive upside potential. The fund may not change its investment objectives without shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
-------------------------------------------------------------------------------

  Normally, the fund invests at least 65% of its total assets in common stocks of companies that are relatively large in terms of revenues and as-sets with market capitalizations over $1 billion at the time of purchase.

  The adviser's investment professionals work as a team to develop invest-ment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management. It also evaluates economic conditions and fiscal and monetary policies. The adviser's approach focuses first on individual stocks and then on indus-tries or sectors. The adviser does not attempt to time the market. The ad-viser tries to select quality companies:

  .   Possessing above-average financial characteristics.

  .   Having seasoned management.

  .   Enjoying product or market advantages.

  . Whose stock is selling at a relatively low price based on historical price-to-earnings, price-to-book, price-to-sales and price-to-cash flow ratios.

  . Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products.

  .   Possessing the potential to appreciate by 50% within 12 to 18 months.

  The fund may sell a stock because:

  .   It realizes positive developments and achieves its target price.

  .   Its price moves too far too fast.

  .   It becomes overweighted.

  .   The positive developments the adviser expected fail to unfold.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
--------------------------------------------------------------------------------

  As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or be-cause the adviser did not implement its strategy properly. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

  As with all equity funds, the risks that could affect a value of the fund's shares and the total return on your investment include the possi-bility that the equity securities held by the fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securi-ties may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly re-lated to a specific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

HOW HAS THE FUND PERFORMED?
--------------------------------------------------------------------------------

  The following information illustrates some of the risks of investing in the fund. The bar chart shows how performance of the fund has varied from year to year. The average annual return table compares the average annual returns of the fund to those of a broad-based securities market index. Re-turns are based on past results and are not an indication of future per-formance.

Calendar Year Returns


  During the periods shown in the chart for the fund, the highest return for a quarter was 26.02% (quarter ending 12/31/99) and the lowest return for a quarter was -8.85% (quarter ending 9/30/99). For the period from January 1, 2000, through June 30, 2000, the fund returned -1.82%.

Average Annual Returns For Periods Ended December 31, 1999

                                          Since
                                  1 Year 6/30/98*
  -----------------------------------------------
   Cambiar Opportunity Portfolio  36.84%  32.94%
  -----------------------------------------------
   S&P 500 Index                  21.04%  20.48%

  * Beginning of operations. Index comparisons begin on June 30, 1998.

WHAT ARE THE FUND'S FEES AND EXPENSES?
-------------------------------------------------------------------------------

Shareholder Transaction Fees (fees paid directly from your investment)

  The fund is a no-load investment, which means there are no fees or charges to buy or sell its shares, to reinvest dividends or to exchange into other UAM Funds.

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

  The fund does have annual operating expenses and as a shareholder you pay them indirectly. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

   Management Fees                       1.00%
  --------------------------------------------
   Other Expenses*                       4.50%
  --------------------------------------------
   Total Annual Fund Operating Expenses  5.50%

  * "Other Expenses" presented in the table above may be higher than the ex-penses you would actually pay as a shareholder in the fund because the adviser has voluntarily agreed to limit the expenses of the fund to the extent necessary to keep its total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.30% of its average daily net assets. The adviser may change or cancel its expense limitation at any time. In addition "Other Expenses" do not take into account any expense offset arrangement the fund may have that would reduce its custodian fee based on the amount of cash the fund maintains with its custodian. This would also have the effect of reducing the fund's expenses.

Example

  This example can help you to compare the cost of investing in the fund to the cost of investing in other mutual funds. The example assumes you in-vest $10,000 in the fund for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year                3 Years                           5 Years                           10 Years
  ---------------------------------------------------------------------------------------------------
    $549                 $1,638                            $2,716                             $5,364

 Investing with the UAM Funds


BUYING SHARES
-------------------------------------------------------------------------------

By Mail

  You can open an account with the fund by sending a check or money order and your account application to the UAM Funds. You should make your check or money order payable to the "UAM Funds." The UAM Funds do not accept third-party checks. You can add to an existing account by sending a check and, if possible, the "Invest by Mail" stub that accompanied your state-ment to the UAM Funds. Be sure your check identifies clearly your name, your account number and the fund name.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

  Express Mail Address

  UAM Funds
  210 West 10th Street
  Kansas City, MO 64105

By Wire

  To open an account by wire, first call 1-877-826-5465 for an account num-ber and wire control number. Next, send your completed account application to the UAM Funds. Finally, wire your money using the wiring instructions set forth below. To add to an existing account by wire, call 1-877-826-5465 to get a wire control number and wire your money to the UAM Funds.

  Wiring Instructions

  United Missouri Bank
  ABA # 101000695
  UAM Funds
  DDA Acct. # 9870964163
  Ref: fund name/account number/
  account name/wire control number

By Automatic Investment Plan (Via Automated Clearing House or ACH)

  You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a com-pleted application to the UAM Funds. To cancel or change a plan, write to the UAM Funds. Allow up to 15 days to create the plan and 3 days to cancel or change it.

Minimum Investments

  You can open an account with the fund with a minimum initial investment of $2,500 ($500 for individual retirement accounts (IRAs) and $250 for Spousal IRAs). You can buy additional shares for as little as $100.

Fund Codes

  The fund's reference information, which is listed below, will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily net asset value per share (NAV) or get additional information.

     Trading
     Symbol                            CUSIP                                               Fund Code
  --------------------------------------------------------------------------------------------------
      None                           902555408                                                637

Rights Reserved by the UAM Funds

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares;

  .   Reject any purchase order; or

  . Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting manage-ment and by increasing expenses.)

REDEEMING SHARES
-------------------------------------------------------------------------------

By Mail

  Send a letter to the UAM Funds specifying:

  .   The fund name;

  .   The account number;

  .   The dollar amount or number of shares you wish to redeem;

  .   The account name(s); and

  .   The address.

  All registered share owner(s) in the exact name(s) and any special capac-ity in which they are registered must sign the letter.

  Certain shareholders may need to include additional documents to redeem shares. Please see the Statement of Additional Information (SAI) if you need more information.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

By Telephone

  You may redeem shares over the phone by calling 1-877-826-5465. To partic-ipate in this service and to receive your redemptions by wire, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Online

  You can redeem shares on the Internet at www.uam.com. For login informa-tion, including your personal identification number (PIN), please call 1-877-826-5465.

By Systematic Withdrawal Plan (Via ACH)

  If your account balance is at least $10,000, you may transfer as little as $100 per month from your UAM Funds account to another financial institu-tion. To participate in this service, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Payment of Redemption Proceeds

  Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file). The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form.

  The UAM Funds may require that a bank or member firm of a national securi-ties exchange guarantee signatures. A notary public cannot guarantee a signature. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the UAM Funds may require a share-holder to furnish additional legal documents to insure proper authorization.

  If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date. You may avoid these delays by paying for shares with a certified check, bank check or money order.

Rights Reserved by the UAM Funds

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the New York Stock Exchange is restricted; or

  . The Securities and Exchange Commission allows the UAM Funds to delay redemptions.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. You can also exchange shares of the UAM Funds on the Internet at www.uam.com. For login information, including your personal identification number (PIN), please call 1-877-826-5465. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

Rights Reserved by the UAM Funds

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders;

  .   Reject any request for an exchange; or

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund on each day the New York Stock Exchange is open at a price equal to its NAV next computed af-ter it receives and accepts your order. NAVs are calculated as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. East-ern Time). Therefore, to receive the NAV on any given day, the UAM Funds must accept your order before the close of trading on the New York Stock Exchange that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following business day.

  Since securities that are traded on foreign exchanges may trade on days when the New York Stock Exchange is closed, the value of a UAM Fund may change on days when you are unable to purchase or redeem shares.

  The UAM Funds calculate their NAVs by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use current market prices to value their investments. However, the UAM Funds may value investments at fair value when market prices are not readily available or when events oc-cur that make established valuation methods (such as stock exchange clos-ing prices) unreliable. The UAM Funds will determine an investment's fair value according to methods established by the Board. The UAM Funds value debt securities that are purchased with remaining maturi-ties of 60 days or less at amortized cost, which approximates market val-ue. The UAM Funds may use a pricing service to value some of their assets, such as debt securities or foreign securities.

Buying or Selling Shares through a Financial Intermediary

  You may buy or sell shares of the UAM Funds through a financial intermedi-ary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must re-ceive your order before the close of trading on the New York Stock Ex-change that day. Your financial intermediary is responsible for transmit-ting all purchase and redemption requests, investment information, docu-mentation and money to the UAM Funds on time. Your financial intermediary may charge additional transaction fees for its services.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

In-Kind Transactions

  Under certain conditions and at the UAM Funds' discretion, you may pay for shares of a UAM Fund with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities in-stead of cash.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine. The UAM Funds will not be re-sponsible for any loss, liability, cost or expense for following instruc-tions received by telephone reasonably believed to be genuine.

ACCOUNT POLICIES
-------------------------------------------------------------------------------

Small Accounts

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts; or

  . When the value of your account falls because of market fluctuations and not your redemptions.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

Distributions

  Normally, the fund distributes its net investment income quarterly and its net capital gains at least once a year. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the fund, un-less you elect on your account application to receive them in cash.

Federal Taxes

  The following is a summary of the federal income tax consequences of in-vesting in the fund. This summary does not apply to shares held in an in-dividual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such ac-counts may, however, be taxable at some time in the future. You should al-ways consult your tax advisor for specific guidance regarding the tax ef-fect of your investment in the UAM Funds.

  Taxes on Distributions Distributions of the fund will generally be taxable to shareholders as ordinary income or capital gains. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The amount of tax you may pay on a distribution will be based on the amount of time the fund held its investments, not how long you held your shares. Dividends and distribu-tions of short-term capital gains (capital gains relating to securities held for twelve months or less) are generally taxable at the same rate as ordinary income. Distributions of long-term capital gains (capital gains relating to securities held for more than twelve months) are generally taxable as long-term capital gains. Once a year UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying a dividend" and should be avoided.

  The fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the fund receives from U.S. corpora-tions may be eligible for the corporate dividends-received deduction, sub-ject to certain holding period requirements and financing limitations.

  If the fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the fund received from sources in foreign countries. The fund may elect to treat some of those taxes as a distribution to shareholders, which would allow share-holders to offset some of their U.S. federal income tax.

  Taxes on Exchanges and Redemptions When you exchange or redeem shares in the fund, you may recognize a capital gain or loss for federal tax purpos-es. This gain or loss will be based on the difference between the cost of your shares (tax basis) and the amount you receive for them. To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.

  Generally, your gain or loss will be long-term or short-term depending on whether your holding period exceeds 12 months. However, any loss you real-ize on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions you received on the shares.

  Backup Withholding By law, the fund must withhold 31% of your distribu-tions and redemption proceeds if you fail (i) to provide complete, correct taxpayer information, (ii) to properly include on your return payments of taxable interest or dividends, or (iii) to certify to the fund that you are not subject to back-up withholding when required to do so or that you are an "exempt recipient."

State and Local Taxes

  You may also have to pay state and local taxes on distributions and re-demptions. However, state taxes may not apply to portions of distributions that are attributable to interest on federal securities. As mentioned above, you should always consult your tax advisor for specific guidance regarding the tax effect of your investment in the fund.

 Additional Information About the Fund


OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to its principal investment strategies, the fund may use the investment strategies described below. The fund may also employ investment practices that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concern-ing any of the fund's investment practices and its risks, you should read the SAI.

Derivatives

  The fund may invest in derivatives, a category of investments that in-cludes forward foreign currency exchange contracts, futures, options and swaps to protect its investments against changes resulting from market conditions (a practice called "hedging"), to reduce transaction costs or to manage cash flows. Forward foreign currency exchange contracts, futures and options are called derivatives because their value is based on an un-derlying asset or economic factor. Derivatives are often more volatile than other investments and may magnify the fund's gains or losses. There are various factors that affect the fund's ability to achieve its objec-tives with derivatives. Successful use of a derivative depends on the de-gree to which prices of the underlying assets correlate with price move-ments in the derivatives the fund buys or sells. The fund could be nega-tively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

Foreign Securities

  The fund may invest in securities of companies located outside of the United States, American Depositary Receipts, European Depositary Receipts and other similar global instruments. When the fund invests in foreign se-curities, it will be subject to risks not typically associated with domes-tic securities. Foreign investments, especially those of companies in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for the fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less devel-oped.

Short-Term Investing

  At times, the adviser may decide to invest up to 100% of the fund's assets in a variety of high-quality, short-term debt securities, such as U.S. government securities. The adviser may invest in these types of securities for temporary defensive purposes, to earn a return on uninvested assets or to meet redemptions. The adviser may temporarily adopt a defensive posi-tion to reduce changes in the value of the shares of the fund that may re-sult from adverse market, economic, political or other developments. When the adviser pursues a temporary defensive strategy, the fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the fund from achieving its stated objectives.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Cambiar Investors, Inc., a Colorado corporation located at 2401 East Sec-ond Avenue, Suite 400, Denver, Colorado 80206, is the investment adviser to the fund. The advisor manages and supervises the investment of the fund's assets on a discretionary basis. The adviser, an affiliate of United Asset Management Corporation, has provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions as well as individu-als since 1973.

  The fund has agreed to pay the adviser a fee equal to 1.00% of the fund's average net assets. In addition, the adviser has voluntarily agreed to limit the total expenses of the fund to 1.30%, of average net assets. To maintain this expense limit, the adviser may waive a portion of its man-agement fee and/or reimburse certain expenses of the fund. The adviser intends to continue its expense limitation until further notice, but may discontinue it at any time. During its most recent fiscal year, the ad-viser waived its entire advisory fee.

Portfolio Managers

  A team of the adviser's investment professionals has primary responsibil-ity for the day-to-day management of the fund.

Adviser's Historical Performance

  The adviser manages separate accounts that have the same investment objec-tives as the portfolio. The adviser manages these accounts using tech-niques and strategies substantially similar, though not always identical, to those used to manage the portfolio. A composite of the performance of these separate accounts is listed below. The performance data for the man-aged accounts reflects deductions for all fees and expenses on an individ-ual account basis. All fees and expenses of the separate accounts were less than the operating expenses of the portfolio. If the performance of the managed accounts was adjusted to reflect the fees and expenses of the portfolio, the composite's performance would have been lower.

  The adviser calculated its performance using the standards of the Associa-tion for Investment Management and Research. Had the adviser calculated its performance using the SEC's methods, its results might have differed.

  The separately managed accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the In-vestment Company Act of 1940 and the Internal Revenue Code. If they were, their returns might have been lower. The performance of these separate ac-counts is not intended to predict or suggest the performance of the port-folio.

                                   Cambiar Investors, Inc.
                                     Composite Returns*    S&P 500 Index
  ----------------------------------------------------------------------
   Calendar Years Ended:
  ----------------------------------------------------------------------
    1975                                     34.80%             37.20%
  ----------------------------------------------------------------------
    1976                                     32.40%             23.80%
  ----------------------------------------------------------------------
    1977                                     14.40%             (7.20)%
  ----------------------------------------------------------------------
    1978                                     22.50%              6.60%
  ----------------------------------------------------------------------
    1979                                     24.00%             18.40%
  ----------------------------------------------------------------------
    1980                                     25.50%             32.40%
  ----------------------------------------------------------------------
    1981                                      9.80%             (4.90)%
  ----------------------------------------------------------------------
    1982                                     33.30%             21.60%
  ----------------------------------------------------------------------
    1983                                     22.60%             22.40%
  ----------------------------------------------------------------------
    1984                                      2.90%              6.10%
  ----------------------------------------------------------------------
    1985                                     29.30%             31.57%
  ----------------------------------------------------------------------
    1986                                     23.67%             18.21%
  ----------------------------------------------------------------------
    1987                                      6.10%              5.17%
  ----------------------------------------------------------------------
    1988                                     17.11%             16.50%
  ----------------------------------------------------------------------
    1989                                     23.23%             31.43%
  ----------------------------------------------------------------------
    1990                                      2.83%             (3.19)%
  ----------------------------------------------------------------------
    1991                                     31.51%             30.55%
  ----------------------------------------------------------------------
    1992                                      9.56%              7.68%
  ----------------------------------------------------------------------
    1993                                     13.66%             10.00%
  ----------------------------------------------------------------------
    1994                                      1.00%              1.33%
  ----------------------------------------------------------------------
    1995                                     33.54%             37.50%
  ----------------------------------------------------------------------
    1996                                     23.92%             23.25%
  ----------------------------------------------------------------------
    1997                                     33.69%             33.36%
  ----------------------------------------------------------------------
    1998                                     13.57%             28.57%
  ----------------------------------------------------------------------
    1999                                     22.10%             21.03%
  ----------------------------------------------------------------------
   Average Annual Returns For The
    Periods Ended 12/31/99
    1-year                                   22.10%             21.03%
  ----------------------------------------------------------------------
    5-years                                  25.12%             28.60%
  ----------------------------------------------------------------------
    10-years                                 17.96%             18.23%
  ----------------------------------------------------------------------
    25-year                                  19.82%             17.20%
  ----------------------------------------------------------------------
   Cumulative Since Inception
    (1/1/75-12/31/99)                     9,081.70%          5,187.99%

  * During the period 1/1/75-6/30/98, fees on the adviser's individual ac-counts ranged from 0.25% to 2.0% for the Cambiar Institutional Tax Ex-empt Equity Composite. The advisers' composite has been audited for this period.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Brokers, dealers, banks, trust companies and other financial representa-tives may receive compensation from the fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

  For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the fund that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the fund. In addition, your financial representatives may charge you other ac-count fees for buying or redeeming shares of the fund or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

  The fund may pay all or part of the fees paid to financial representa-tives. Periodically, the UAM Funds' board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The fund does not pay these service fees on shares purchased directly. In ad-dition, the adviser and its affiliates may, at their own expense, pay fi-nancial representatives for these services.

  The adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with re-spect to the fund. The adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the fund.

 Financial Highlights



  The financial highlights table is intended to help you understand the fi-nancial performance of the fund for the fiscal periods indicated. Certain information contained in the table reflects the financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund assuming all divi-dends and distributions were reinvested. PricewaterhouseCoopers LLP has audited this information. The financial statements and the unqualified opinion of PricewaterhouseCoopers LLP are included in the annual report of the fund, which is available upon request by calling the UAM Funds at 1-877-826-5465.

   Periods Ended April 30,                                  2000   1999#
  -------------------------------------------------------------------------
   Net Asset Value, Beginning of Period                   $12.29  $10.00
   Income from Investment Operations:
   Net Investment Income                                    0.00    0.04
   Net Realized and Unrealized Gain (Loss)                  2.78    2.29
    Total From Investment Operations                        2.78    2.33
   Distributions:
   Net Investment Income                                    0.00   (0.04)
   In Excess of Net Investment Income                      (0.07)   0.00
   Net Realized Gain                                       (0.87)   0.00
    Total Distributions                                    (0.94)  (0.04)
   Net Asset Value, End of Period                         $14.13  $12.29
   Total Return+                                           23.26%  23.44%++
   Ratios and Supplemental Data
   Net Assets, End of Period (Thousands)                  $4,075  $2,389
   Ratio of Expenses to Average Net Assets                  1.31%   1.31%*
   Ratio of Net Investment Income to Average Net Assets     0.01%   0.42%*
   Portfolio Turnover Rate                                    95%     78%

  # For the period from June 30, 1998 (commencement of operations), through
    April 30, 1999.
  * Annualized
  ++Not annualized
  + Total return would have been different had certain fees not been waived and expenses assumed by the adviser during the periods.

Cambiar Opportunity Portfolio

  Investors who want more information about the fund should read the fund's annual/semi-annual reports and the fund's statement of additional informa-tion. The annual/semi-annual reports of the fund provide additional infor-mation about its investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the fund during the last fiscal year. The statement of additional information contains additional detailed in-formation about the fund and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of the statement of additional informa-tion, shareholder reports and other information about the UAM Funds and can make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com

  You can review and copy information about the fund (including the statement of additional information) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

  Investment Company Act of 1940 file number: 811-8544.

                                 [LOGO OF UAM]

                                 UAM Funds Trust

                                  PO Box 219081
                              Kansas City, MO 64121
                      (Toll free) 1-877-UAM-LINK (826-5465)









                          Cambiar Opportunity Portfolio
                               Institutional Class


                       Statement of Additional Information
                                 August 28, 2000



 This statement of additional information is not a prospectus. However, you should read it in conjunction with the prospectus of the Fund dated August 28, 2000, as supplemented from time to time. You may obtain the Fund's prospectus by contacting the UAM Funds at the address listed above.

 The audited financial statements of the Fund and the related report of PricewaterhouseCoopers LLP, independent accountants of the Fund, are incorporated herein by reference in the section called "Financial Statements." No other portions of the annual report are incorporated by reference.

Table Of Contents

Description of Permitted Investments...............................................................................     1
   Borrowing.......................................................................................................     1
   Debt Securities.................................................................................................     1
   Derivatives.....................................................................................................     7
   Equity Securities...............................................................................................    15
   Foreign Securities..............................................................................................    17
   Investment Companies............................................................................................    21
   Repurchase Agreements...........................................................................................    21
   Restricted Securities...........................................................................................    21
   Securities Lending..............................................................................................    22
   Short Sales.....................................................................................................    22
   When Issued Transactions........................................................................................    23
Investment Policies of the Fund....................................................................................    23
Management of the Company..........................................................................................    24
   Board Members...................................................................................................    25
   Officers........................................................................................................    26
Principal Shareholders.............................................................................................    27
Investment Advisory and Other Services.............................................................................    27
   Investment Adviser..............................................................................................    27
   Distributor.....................................................................................................    29
   Shareholder Servicing Arrangements..............................................................................    29
   Administrative Services.........................................................................................    29
   Custodian.......................................................................................................    31
   Independent Accountants.........................................................................................    31
   Code of Ethics..................................................................................................    31
Brokerage Allocation and Other Practices...........................................................................    31
   Selection of Brokers............................................................................................    31
   Simultaneous Transactions.......................................................................................    31
   Brokerage Commissions...........................................................................................    32
Capital Stock and Other Securities.................................................................................    32
Purchase, Redemption and Pricing of Shares.........................................................................    34
   Net Asset Value Per Share.......................................................................................    34
   Purchase of Shares..............................................................................................    35
   Redemption of Shares............................................................................................    36
   Exchange Privilege..............................................................................................    37
   Transfer Of Shares..............................................................................................    38
Performance Calculations...........................................................................................    38
   Total Return....................................................................................................    38
   Yield...........................................................................................................    38
   Comparisons.....................................................................................................    39
Financial Statements...............................................................................................    39
Glossary...........................................................................................................    40
Bond Ratings.......................................................................................................    40
   Moody's Investors Service, Inc..................................................................................    40
   Standard & Poor's Ratings Services..............................................................................    43
   Fitch Ratings...................................................................................................    45
Comparative Benchmarks.............................................................................................    46

Description of Permitted Investments

     As described in the Fund's prospectus, the Fund may use a variety of investment strategies in addition to its principal investment strategies. This SAI describes each of these investments/strategies and their risks. The Fund may not notify shareholders before employing new strategies, unless it expects such strategies to become principal strategies. You can find more information concerning the limits on the ability of the Fund to use these investments in "Investment Policies of the Fund."

BORROWING
--------------------------------------------------------------------------------

     The Fund may not borrow money, except that if permitted by its fundamental investment policies:

     . It may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed);

     . It may borrow up to an additional 5% of its total assets from anyone for temporary purposes;

     . It may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities; and

     . It may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

     Borrowing is a form of leverage, which may magnify the Fund's gain or loss. To mitigate the risks of leverage, the Fund will limit the amount it may borrow to not more than 33 1/3% of its total assets, taken at market value. In addition, the Fund will only borrow from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

DEBT SECURITIES
--------------------------------------------------------------------------------

     Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.


Types of Debt Securities

     U.S. Government Securities

     U.S. government securities are securities that the U.S. Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury bills, which have initial maturities of less than one year, treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed Securities" and "Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in "Mortgage-Backed Securities" and "Other Asset-Backed Securities."

     The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the U.S. government generally does not back agency securities. Agency securities are typically supported in one of three ways:

     .   By the right of the issuer to borrow from the U.S. Treasury;

     . By the discretionary authority of the U.S. government to buy the obligations of the agency; or

     .   By the credit of the sponsoring agency.

     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the Fund.


     Corporate Bonds

     Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

     Mortgage-Backed Securities

     Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

     Governmental entities, private insurers and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

     Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Government National Mortgage Association (GNMA)

     GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

     Federal National Mortgage Association (FNMA)

     FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

     Federal Home Loan Mortgage Corporation (FHLMC)

     FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing.

     FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.


     Commercial Banks, Savings And Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers and other Secondary Market Issuers

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

     Risks of Mortgage-Backed Securities

     Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

     Other Asset-Backed Securities

     These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

     To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     The Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

     Collateralized Mortgage Obligations (CMOs)

     CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs typically pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

     A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

     Short-Term Investments

     To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

     Bank Obligations

     The Fund will only invest in a security issued by a commercial bank if the bank:

     . Has total assets of at least $1 billion, or the equivalent in other currencies;

     . Is a U.S. bank and a member of the Federal Deposit Insurance Corporation; and

     . Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.

     Time Deposits

     Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The Fund may only purchase time deposits maturing from two business days through seven calendar days.

     Certificates of Deposit

     Certificates of deposit are negotiable certificates issued against money deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

     Bankers' Acceptance

     A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

     Commercial Paper

     Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Fund may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Bond Ratings" for a description of commercial paper ratings.

     Stripped Mortgage-Backed Securities

     Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.


     Yankee Bonds

     Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

     Zero Coupon Bonds

     These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its assets to generate sufficient cash to satisfy certain income distribution requirements.

     These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U. S. Treasury sells itself.

     The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the Fund can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

Terms to Understand

     Maturity

     Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

     Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual Fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

Duration

     Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

     An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

Factors Affecting the Value of Debt Securities

     The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

     Interest Rates

     The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

     Prepayment Risk

     This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the Fund. If left unattended, drifts in the average maturity of the Fund can have the unintended effect of increasing or reducing its effective duration, which may adversely affect its expected performance.

     Extension Risk

     The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

     Credit Rating

     Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

     Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

     A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

     Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

     Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Fund currently use ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P"), Duff & Phelps Rating Co. and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

     The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the Fund buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. The Fund may invest in securities of any rating.

Derivatives
--------------------------------------------------------------------------------

     Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. Unless, otherwise stated in the Fund's prospectus, the Fund can use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, the Fund will have offset any depreciation in the value of its assets by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.


Types of Derivatives

     Futures

     A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

     Futures contracts are traded in the United States on commodity exchanges or Boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

     Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, or custodian bank when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

     Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. The opposite is also true. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

     The Fund may incur commission expenses when it opens or closes a futures position.

     Options

     An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

Purchasing Put and Call Options

  When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

   Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

   The purchaser of an option may terminate its position by:

   .    Allowing it to expire and losing its entire premium;

   . Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

   .    Closing it out in the secondary market at its current price.

   Selling (Writing) Put and Call Options

   When the Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

   The Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

   The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

   The Fund is permitted only to write covered options. The Fund can cover a call option by owning:

   . The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

   . A call option on the same security or index with the same or lesser exercise price;

   . A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

   . Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

   . In the case of an index, the Fund of securities that corresponds to the index.

   The Fund can cover a put option by:

   .    Entering into a short position in the underlying security;

   . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

   . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

   .    Maintaining the entire exercise price in liquid securities.

   Options on Securities Indices

   Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

   Options on Futures

   An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

   The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

   The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

   The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its assets.

   The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

   Combined Positions

   The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

   Forward Foreign Currency Exchange Contracts

   A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

   . Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).

   . Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC.

   .    Do not require an initial margin deposit.

   . May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

   Foreign Currency Hedging Strategies

   A "settlement hedge" or "transaction hedge" is designed to protect the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

   The Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

   Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

   The Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

   It is difficult to forecast with precision the market value of certain assets at the expiration or maturity of a forward or futures contract. Accordingly, the Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

   Swaps, Caps, Collars and Floors

   Swap Agreements

   A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

   Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

   Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

   A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund will cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

   Equity Swaps -- In a typical equity index swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

   Interest Rate Swaps -- Interest rate swaps are financial instruments that involve the exchange on one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swap involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

   Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

   Currency Swaps -- A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

   Caps, Collars and Floors

   Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.



   Risks of Derivatives

   While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.

   When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

   Correlation of Prices

   The Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the assets the Fund it is trying to hedge. However, if the Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

   Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

   . Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

   . A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

   . Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

   Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

   While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.

   Lack of Liquidity

   Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out its position. In an illiquid market, the Fund may:

   . Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

   .    Have to purchase or sell the instrument underlying the contract;

   .    Not be able to hedge its investments; and

   .    Not be able realize profits or limit its losses.

   Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

   . An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

   . Unusual or unforeseen circumstances may interrupt normal operations of an exchange;

   . The facilities of the exchange may not be adequate to handle current trading volume;

   . Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

   . Investors may lose interest in a particular derivative or category of derivatives.

   Management Risk

   If the adviser incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on its adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

   Volatility and Leverage

   The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

   .    Actual and anticipated changes in interest rates;

   .    Fiscal and monetary policies; and

   .    National and international political events.

   Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

   Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.

   If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.


EQUITY SECURITIES
--------------------------------------------------------------------------------


Types of Equity Securities

   Common Stocks

   Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's Board of directors.

   Preferred Stocks

   Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

   Convertible Securities

   Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at the Fund's option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer's capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock).

   Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. In addition, they are also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

     A synthetic convertible security is a combination investment in which the Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

     While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics, and other factors. Because the Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with the Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss, the market price of the option component generally reflects these differences in maturities, and the Adviser and applicable sub-adviser take such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, the Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If the Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

     Rights and Warrants

     A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

     An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities

     General Risks of Investing in Stocks

     While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

     Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

     . Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

     . Factors affecting an entire industry, such as increases in production costs; and

     . Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

     Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

     Small and Medium-Sized Companies

     Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

     Technology Companies

     Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

FOREIGN SECURITIES
--------------------------------------------------------------------------------

Types of Foreign Securities

     Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. People can invest in foreign securities in a number of ways:

     . They can invest directly in foreign securities denominated in a foreign currency;

     . They can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and

     .    They can invest in investment funds.


     American Depositary Receipts (ADRs)

     American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. EDRs are similar to ADRs, except that they are typically issued by European Banks or trust companies.

     Emerging Markets

     An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

     Investment Funds

     Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of a UAM Fund that invests in such investment funds will bear not only their proportionate share of the expenses of the UAM Fund (including operating expenses and the fees of the adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.


Risks of Foreign Securities

     Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.


     Political and Economic Factors

     Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

     . The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

     . Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

     . The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

     . The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes;
          and

     . A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

     Information and Supervision

     There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

     Stock Exchange and Market Risk

     The adviser anticipates that in most cases an exchange or over-the-counter
     (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

     . They are generally more volatile and not as developed or efficient as than those in the United States;

     .   They have substantially less volume;

     . Their securities tend to be less liquid and to experience rapid and erratic price movements;

     . Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates;

     . Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets; and

     . They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

     Foreign Currency Risk

     While the UAM Funds denominate their net asset value in United States dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the United States dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

     . It may be expensive to convert foreign currencies into United States dollars and vice versa;

     . Complex political and economic factors may significantly affect the values of various currencies, including United States dollars, and their exchange rates;

     . Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

     . There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

     . Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

     . The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

     Taxes

     Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Fund does not expect such foreign withholding taxes to have a significant impact on performance.

     Emerging Markets

     Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

     .   Have relatively unstable governments;

     . Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

     .   Offer less protection of property rights than more developed countries;
         and

     . Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

     Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The Euro

     The single currency for the European Economic and Monetary Union ("EMU"), the Euro, is scheduled to replace the national currencies for participating member countries over a period that began on January 1, 1999 and ends in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

     On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and redenominating many investments, currency balances and transfer mechanisms into Euros. The Fund also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, the Fund expects the conversion to the Euro to impact investments in countries that adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

     . Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

     . Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?

     .  How will existing currencies be exchanged into Euro?

     . Will suitable clearing and settlement payment systems for the new currency be created?

INVESTMENT COMPANIES
--------------------------------------------------------------------------------

     The Fund may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the Fund. Like other shareholders, the Fund would pay its proportionate share of those fees. Consequently, shareholders of the Fund would pay not only the management fees of the Fund, but also the management fees of the investment company in which the Fund invests. The Fund may invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     The SEC has granted an order that allows the Fund to invest the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Fund, provided that the investment is:

     .    For cash management purposes;

     .    Consistent with the Fund's investment policies and restrictions; and

     . The adviser to the investing Fund waives any fees it earns on the assets of the Fund that are invested in the UAM DSI Money Market Fund.

     The Fund will bear expenses of the UAM DSI Money Market Fund on the same basis as all of its other shareholders.


REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

     In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). The Fund normally uses repurchase agreements to earn income on assets that are not invested.

     When the Fund enters into a repurchase agreement it will:

     . Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form; and

     . Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower to "mark to the market" on a daily basis).

     If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the Fund's right to sell the security may be restricted. In addition, the value of the security might decline before the Fund can sell it and the Fund might incur expenses in enforcing its rights.


RESTRICTED SECURITIES
--------------------------------------------------------------------------------

     The Fund may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Board, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the Fund's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

SECURITIES LENDING
--------------------------------------------------------------------------------

     The Fund may lend a portion of its total assets to broker- dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. When the Fund lends its securities, it will follow the following guidelines:

     . The borrower must provide collateral at least equal to the market value of the securities loaned;

     . The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government;

     . The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

     .    It must be able to terminate the loan at any time;

     . It must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments); and

     .    It must determine that the borrower is an acceptable credit risk.

     These risks are similar to the ones involved with repurchase agreements. When the Fund lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, the Fund could:

     . Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

     .    Experience delays in recovering its securities.


SHORT SALES
--------------------------------------------------------------------------------


Description of Short Sales

     Selling a security short involves an investor sale of a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

     Investors typically sell securities short to:

     .    Take advantage of an anticipated decline in prices.

     .    Protect a profit in a security it already owns.

     The Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, the Fund can profit if the price of the security declines between those dates.

     To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund will incur transaction costs in effecting short sales. The Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

     The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

Short Sales Against the Box

     In addition, the Fund may engage in short sales "against the box." In a short sale against the box, the Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. The Fund will incur transaction costs to open, maintain and close short sales against the box.

Restrictions on Short Sales

     The Fund will not short sell a security if:

     . After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund net assets.

     . The market value of the securities of any single issuer that have been sold short by the Fund would exceed the two percent (2%) of the value of the Fund's net assets.

     . Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

     Whenever the Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.


WHEN ISSUED TRANSACTIONS
--------------------------------------------------------------------------------

     A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account. The Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

     The Fund uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

     When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

     The Fund will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.


Investment Policies of the Fund


     The following investment limitations are fundamental, which means the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. The Fund will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The Fund will not:

     . With respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. government or any if its agencies or instrumentalities).

     . With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any one issuer.

     . Invest more than 25% of its assets in companies within a single industry; however, there are no limitations on investments made in instruments issued or guaranteed by the U.S. government and its agencies.

     . Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 331/3% of the portfolio's gross assets valued at the lower of market or cost.

     .    Invest in physical commodities or contracts on physical commodities.

     . Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

     . Make loans except (i) by purchasing debt securities in accordance with its investment objectives, (ii) entering into repurchase agreements or
          (iii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

     .    Underwrite the securities of other issuers.

     . Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.


Management of the Company

     The Board manages the business of the company. The Board elects officers to manager the day-to-day operations of the company and to execute policies the Board has formulated. The Company pays each Independent Director the following fees:

     .    A $200 quarterly retainer fee per active Fund;

     . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;

     .    $1,500 for each private meeting of the Board;

     .    $1,000 for each telephonic meeting of the Board; and

     . $1,000 per day for attending seminars, up to a maximum of three events per year.

     In addition, the Company reimburses each Independent Director for travel and other expenses incurred while attending board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the Directors and allocated proportionately among all Funds in the UAM Complex. The Company does not pay its Interested Directors or officers for their services as Directors or officers.

BOARD MEMBERS
--------------------------------------------------------------------------------

     The following table lists the Board members and officers of the Company and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Company and total compensation received from the UAM Funds Complex. The UAM Funds Complex is currently comprised of 49 portfolios. Those people with an asterisk (*) beside their name are "interested persons" of the Company as that term is defined in the 1940 Act. Mr. English does have an investment advisory relationship with Investment Counselors of Maryland, an investment adviser to one of the portfolios in the UAM Funds Complex. However, the Company does not believe that the relationship is a material business relationship, and, therefore, does not consider him to be an interested Board member. If these circumstances change, the Board will determine whether any action is required to change the composition of the Board.

                                                                                                                   Total
                                                                                                               Compensation
                                                                                            Aggregate            From UAM
                                                                                          Compensation             Funds
    Name, Address,                                                                        from Company         Complex as of
    Date of Birth             Principal Occupations During the Past 5 years               as of 4/30/00           4/30/00
    ==========================================================================================================================
    John T. Bennett, Jr.      Mr.  Bennett is  President of Squam  Investment                $9,380                $38,950
    RR2 Box 700               Management Company, Inc. and Great Island Investment
    Center Harbor, NH 03226   Company, Inc. (investment management).  From 1988 to
    1/26/29                   1993, Mr. Bennett was President of Bennett Management
                              Company. Mr.  Bennett serves on the Board of each
                              Company in the UAM Funds Complex.
   ---------------------------------------------------------------------------------------------------------------------------------
    Nancy J. Dunn             Ms. Dunn has been Financial Officer of World Wildlife          $9,380                $38,950
    1250 24th St., NW         Fund (nonprofit), since January 1999.  From 1991 to
    Washington, DC  20037     1999, Ms. Dunn was Vice President for Finance and
    8/14/51                   Administration and Treasurer of Radcliffe College
                              (Education).  Ms. Dunn serves on the Board of each
                              Company in the UAM Funds Complex.
    --------------------------------------------------------------------------------------------------------------------------------
    William A. Humenuk        Mr. Humenuk has been Senior Vice President                     $9,380                $38,950
    10401 N. Meridian St      Administration, General Counsel and Secretary of Lone
    Suite 400                 Star Industries Inc.  (cement and ready-mix  concrete)
    Indianapolis, IN 46290    since March 2000.  From June 1998 to March  2000 he
    4/21/42                   was Executive Vice President and Chief Administrative
                              Officer  of  Philip  Services  Corp. (ferrous scrap
                              processing, brokerage and industrial outsourcing
                              services).  Mr. Humenuk was a Partner in the
                              Philadelphia office of the law firm Dechert Price &
                              Rhoads from July 1976 to June 1998. He was also
                              formerly a Director of Hofler Corp. (manufacturer of
                              gear grinding  machines).  Mr. Humenuk serves on the
                              Board of each Company in the UAM Funds Complex.
    --------------------------------------------------------------------------------------------------------------------------------
    Philip D. English         Mr. English is President and Chief Executive Officer           $9,380                $38,950
    16 West Madison Street    of Broventure Company, Inc., a company engaged in the
    Baltimore, MD 21201       investment management business.  He is also Chairman
    8/5/48                    of the Board of Chektec Corporation (Drugs) and Cyber
                              Scientific, Inc. (computer mouse company).   Mr.
                              English serves on the Board of each Company in the
                              UAM Funds Complex.

                                                                                                                   Total
                                                                                                               Compensation
                                                                                            Aggregate            From UAM
                                                                                          Compensation             Funds
    Name, Address,                                                                        from Company         Complex as of
    Date of Birth             Principal Occupations During the Past 5 years               as of 4/30/00           4/30/00
    ==========================================================================================================================
    Norton H. Reamer*         Chairman, Chief Executive Officer and a Director of               0                     0
    One International Place   United Asset Management Corporation (financial
    Boston, MA 02110          services);  Director, Partner or Trustee of each of
    3/21/35                   the Investment Companies of the Eaton Vance Group of
                              Mutual Funds (mutual funds).


OFFICERS
--------------------------------------------------------------------------------

    The following table lists the officers of the Company and provides information regarding their present positions, date of birth, address and their principal occupations during the past five years. The Company's officers are paid by UAM, its affiliates or SEI, but not by the Company.

                              Position
    Name, Address,            with
    Date of Birth             Company       Principal Occupations During the Past 5 years
    ============================================================================================================================
    Norton H. Reamer*         Board         You can find Mr. Reamer's biography in the table above.
    One International Place   Member;
    Boston, MA 02110          President
    3/21/35                   and
                              Chairman
   ------------------------------------------------------------------------------------------------------------------------------
    William H. Park           Vice          Executive Vice President and Chief Financial Officer of United Asset
    One International Place   President     Management Corporation (financial services) since 1998.
    Boston, MA 02110
    9/19/47
    -----------------------------------------------------------------------------------------------------------------------------
    Gary L. French            Treasurer     President of UAMFSI (financial services) and UAMFDI (broker dealer); Treasurer
    211 Congress Street                     of the Fidelity Group of Mutual Funds from 1991 to 1995 (mutual funds); held
    Boston, MA 02110                        various other offices with Fidelity Investments (financial services) from
    7/4/51                                  November 1990 to March 1995.
    -----------------------------------------------------------------------------------------------------------------------------
    Linda T. Gibson           Secretary     General Counsel and Managing Director of UAM Investment Services, Inc.
    211 Congress Street                     (financial services); Senior Vice President and General Counsel of UAMFSI
    Boston, MA 02110                        (financial services) and UAMFDI (broker-dealer); Senior Vice President and
    7/31/65                                 Secretary of Signature Financial Group, Inc. (financial services) and affiliated broker-dealers from 1991 to 2000; Director and Secretary of Signature Financial
                                            Group Europe, Ltd. (financial services) from 1995 to 2000; Secretary of the
                                            Citigroup Family of Mutual Funds (mutual funds) from 1996 to 2000; Secretary of the 59 Wall Street Family of Mutual Funds (mutual funds) from 1996 to 2000.
    -----------------------------------------------------------------------------------------------------------------------------
    Martin J. Wolin           Assistant     Vice President and Associate General Counsel of UAMFSI (financial services) since
    211 Congress  Street      Secretary     February 1998;  Assistant General Counsel of First Union Corporation
    Boston, MA 02110                        (financial services) from 1995 to 1998;  Attorney with Signature Financial
    9/15/67                                 Group, Inc. (financial services) from 1994 to 1995.
    -----------------------------------------------------------------------------------------------------------------------------
    Theresa DelVeccio         Assistant     Secretary of UAMFSI (financial services) since February 1998; Secretary and
    211 Congress Street       Secretary     Compliance Officer of UAMFDI (broker-dealer) since February 2000; Assistant
    Boston, MA 02110                        Vice President of Scudder Kemper Investments (financial services) from May
    12/23/63                                1992 to February 1998.
    -----------------------------------------------------------------------------------------------------------------------------

                              Pisition
    Name, Address,            with
    Date of Birth             Company       Principal Occupations During the Past 5 years
    ===============================================================================================================================
    Robert J. DellaCroce      Assistant     Director, Mutual Fund Operations - SEI Investments (financial services) since
    SEI Investments           Treasurer     June 1994; Senior Manager at Arthur Andersen (accounting firm) prior to 1994.
    One Freedom Valley Rd.
    Oaks, PA  19456
    12/17/63

Principal Shareholders

     As of August 21, 2000, the following persons or organizations held of record or beneficially 5% or more of the shares of the Fund:

     Name and Address of Shareholder        Percentage of Shares Owned
     ==========================================================================
     Charles Schwab & Co., Inc.                        25.09%
     Reinvest Account
     Attn Mutual Funds
     101 Montgomery Street
     San Francisco, CA 94104-4122
     ---------------------------------------------------------------------------
     Wells Fargo Bank West Cust                        18.19%
     FBO Michael Barish Custody
     1740 Broadway
     Denver, CO  80274
     ---------------------------------------------------------------------------
     Wells Fargo Bank West Cust                        15.85%
     FBO Waco EMP P/S-M Trotsky
     1740 Broadway
     Denver, CO  80274-0001
     ---------------------------------------------------------------------------
     Leo L. Block                                      6.82%
     1814 La Sombra Dr
     San Antonio, TX 78209-3350
     ---------------------------------------------------------------------------


     Any shareholder listed above as owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. Shareholders controlling the portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio. As of August 21, 2000, the directors and officers of the Company owned less than 1% of the outstanding shares of the Fund.


Investment Advisory and Other Services


INVESTMENT ADVISER
--------------------------------------------------------------------------------

     Cambiar Investors, Inc., a Colorado corporation located at 2401 East Second Avenue, Suite 400, Denver, Colorado 80206, is the investment adviser to the Fund. The adviser manages and supervises the investment of the Fund's assets on a discretionary basis. The adviser, an affiliate of United Asset Management Corporation, has provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions as well as individuals since 1973.

     The adviser is a subsidiary of UAM. UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized more than 50 UAM Affiliated Firms. UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds Complex.


Investment Advisory Agreement

     This section summarizes some of the important provisions of the Investment Advisory Agreement. The Company has filed the Investment Advisory Agreement with the SEC as part of its registration statement on Form N-1A.


     Service Performed by Adviser

     The adviser:

     .    Manages the investment and reinvestment of the Fund's assets;

     . Continuously reviews, supervises and administers the investment program of the Fund; and

     . Determines what portion of the Fund's assets will be invested in securities and what portion will consist of cash.


     Limitation of Liability

     In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its obligations and duties under the Investment Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Investment Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement.


     Continuing an Investment Advisory Agreement

     The Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually:

     . By a majority of those Board Members who are not parties to the Investment Advisory Agreement or interested persons of any such party; and

     . By a majority of the Board Members or by a majority of the shareholders of the Fund.


     Terminating an Investment Advisory Agreement

     The Company may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

     . A majority of the Fund's shareholders vote to do so or a majority of Board Members vote to do so; and

     .    It gives the adviser 60 days' written notice.

     The adviser may terminate the Investment Advisory Agreement at any time, without the payment of any penalty, upon 90 days' written notice to the Company.

     An Investment Advisory Agreement will automatically and immediately terminate if it is assigned.

Advisory Fees

     For its services, the Fund pays its adviser a fee calculated at an annual rate of 1.00% of its average daily net assets. Due to the effect of the fee waivers by the adviser, the actual percentage of average net assets that the Fund pays in any given year may be different from the rate set forth in its contract with the adviser. For the last two fiscal years, the Fund paid the following in advisory fees to the adviser:

       Fiscal Year End     Investment Advisory Fees Paid   Investment Advisory Fees Waived   Total Investment Advisory Fee
     -------------------- -------------------------------- -------------------------------- --------------------------------
           4/30/00                      $0                             $31,375                          $31,375
     -------------------- -------------------------------- -------------------------------- --------------------------------
           4/30/99                      $0                             $12,984                          $12,984


Distributor
--------------------------------------------------------------------------------

     UAMFDI serves as the distributor for each portfolio of the Company. The Company offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110. UAMFDI receives no compensation for its services as distributor of the Institutional Class Shares.





SHAREHOLDER SERVICING ARRANGEMENTS
--------------------------------------------------------------------------------

     UAM and each of its affiliates, may at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or services performed with respect to the Company or a fund. The person making such payments may do so out of its revenues, its profits or any other source available to it. Such servicing arrangements, when in effect, are made generally available to all qualified service providers. The adviser may also compensate its affiliated companies for referring investors to the Fund.


ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Administrator

     Pursuant to the Fund Administration Agreement with the Company, UAMFSI manages, administers and conducts the general business activities of the Company. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Company. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

     UAMFSI bears all expenses incurred in connection with the performance of its services under the Fund Administration Agreement. UAMFSI may, at its own expense, employ other people to assist it in performing its duties under the Fund Administration Agreement. Such people may be officers and employees who are employed by both UAMFSI and the Company. UAMFSI will pay such people for such employment. The Company will not incur any obligations with respect to such people. Other expenses incurred in the operation of the Company will be borne by the Company or other parties, including:

     .   Taxes, interest, brokerage fees and commissions;

     . Salaries and fees of officers and Board Members who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser;

     .   SEC fees and state Blue-Sky fees;

     .   EDGAR filing fees;

     .   Processing services and related fees;

     .   Advisory and administration fees;

     . Charges and expenses of pricing and data services, independent public accountants and custodians;

     .   Insurance premiums including fidelity bond premiums;

     .   Outside legal expenses;

     .   Costs of maintenance of corporate existence;

     . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of each portfolio of the Company;

     . Printing and production costs of shareholders' reports and corporate meetings;

     .   Cost and expenses of Company stationery and forms;

     .   Costs of special telephone and data lines and devices;

     .   Trade association dues and expenses; and

     .   Any extraordinary expenses and other customary expenses.

     The Fund Administration Agreement continues in effect from year to year if the Board specifically approves such continuance every year. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement automatically terminates upon its assignment by UAMFSI without the prior written consent of the Company.



Administration and Transfer Agency Fees

     The Fund pays a four-part fee to UAMFSI as follows:

     1. An annual fee to UAMFSI for administration services calculated as follows:

         .   $19,500 for the first operational class; plus

         .   $3,750 for each additional class; plus

         .   0.043% of the aggregate net assets of the Fund.

     2. An annual fee to UAMFSI for sub-administration and other services, which UAMFSI pays to SEI, calculated as follows:

         .   Not more than $35,000 for the first operational class; plus

         .   $5,000 for each additional operational class; plus

         . 0.03% of their pro rata share of the combined assets of the UAM Funds Complex.

     3. An annual fee to UAMFSI for transfer agent and dividend-disbursing services, which UAMFSI pays to DST Systems, Inc. calculated as follows:

         .   $10,500 for the first operational class; and

         .   $10,500 for each additional class.

     4. An annual fee to UAMFSI, which UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent, calculated as follows:

         .   $7,500 for the first operational class; and

         .   $2,500 for each additional class.

     For the last two fiscal years the Fund paid the following in administration fees:

                    Fiscal Year End               Total Administration Fee
     ---------------------------------------------------------------------------

                        4/30/00                            $87,167
    ---------------------------------------------------------------------------
                        4/30/99                            $12,949




CUSTODIAN
--------------------------------------------------------------------------------

     The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Company.

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

     PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountant for each portfolio of the Company.

CODE OF ETHICS
--------------------------------------------------------------------------------

     The Company, its distributor and its investment advisers have adopted a code of ethics under Rule 17j-1 of the 1940 Act that permits personnel subject to their particular code of ethics to invest in securities, including securities that may be purchased or held by the Fund.


BROKERAGE ALLOCATION AND OTHER PRACTICES

SELECTION OF BROKERS
--------------------------------------------------------------------------------

     The Investment Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Fund. The Investment Advisory Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the Fund. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Investment Advisory Agreement. In so doing, the Fund may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction. During the fiscal year ended April 30, 2000, the adviser directed $5,398,871 of the portfolio's brokerage transactions to Direct Access Brokerage Services in exchange for certain research services. Commissions paid on those transactions were $6,719.96.

     It is not the practice of the Company to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Company may place trades with qualified broker-dealers who recommend the Company or who act as agents in the purchase of Company shares for their clients.

SIMULTANEOUS TRANSACTIONS
--------------------------------------------------------------------------------

     The adviser makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the Fund, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Company's Board periodically reviews the various allocation methods used by the adviser.

BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------

Equity Securities

     Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

Debt Securities

     Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Commissions Paid

     For the last two fiscal years, the Fund has paid the following in brokerage commissions.

             Fiscal Year End                          Brokerage Commissions
     ---------------------------------------------------------------------------
                 4/30/00                                     $12,239
     ---------------------------------------------------------------------------
                 4/30/99                                     $6,585


CAPITAL STOCK AND OTHER SECURITIES

The Company

     The Company was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Company changed its name to "UAM Funds Trust." The Company's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI. The Company is an open-end, management investment company and the Fund is diversified. This means that with respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than U. S. government securities).

Description of Shares and Voting Rights

     The Company's Agreement and Declaration of Trust permits the Company to issue an unlimited number of shares of beneficial interest, without par value. The Board has the power to designate one or more series (portfolios) or classes of shares of beneficial interest without shareholder approval.

     Description of Shares

     When issued and paid for, the shares of each series and class of the Company are fully paid and non-assessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Board members can elect 100% of the Board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of a portfolio. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Board.

     If the Company is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocable to that class. The Company will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the portfolio. A majority of the Board may authorize the liquidation of any portfolio or class at any time.

     The Company will not hold annual meetings except when required to by the 1940 Act or other applicable law.

     Class Differences

     The Board has authorized three classes of shares, Institutional, Institutional Service and Advisor. Not all of the portfolios issue all of the classes. The three classes represent interests in the same assets of a portfolio and, except as discussed below, are identical in all respects.

     . Institutional Shares do not bear any expenses for shareholder servicing and the distribution of such shares pursuant to a distribution plan or other 12b-1 plan;

     . Institutional Service Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures; and

     . Advisor Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. Advisor Shares also charge a sales load on purchases.

     .   Each class of shares has different exchange privileges.

     Distribution and shareholder servicing fees reduce a class's:

     .   Net income;

     .   Dividends; and

     .   NAV to the extent the portfolio has undistributed net income.


Dividend and Distribution Options

     There are three ways for shareholders to receive dividends and capital gains:

     . Income dividends and capital gains distributions are reinvested in additional shares at net asset value;

     . Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV; and

     .   Income dividends and capital gains distributions are paid in cash.



     Unless the shareholder elects otherwise in writing, all dividends and distributions will automatically be reinvested in additional shares of the Fund at NAV (as of the business day following the record date). Shareholders may change their dividend and distributions option by writing to the Fund at least three days before the record date for income dividend or capital gain distribution.

     Each portfolio sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.



Federal Taxes

     The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year so that it generally will be relieved of federal income and excise taxes. If the Fund were to fail to make sufficient distributions in a year, it would be subject to corporate income taxes and/or excise taxes. In addition, if the shortfall were large enough, the Fund could be disqualified as a regulated investment company. If the Fund were to fail to so qualify: (1) it would be taxed at regular corporate rates without any deduction for distributions to shareholder; and (2) its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

     As of April 30 2000, the Fund has no capital loss carryovers.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Net Asset Value Per Share
--------------------------------------------------------------------------------

Calculating NAV

     The purchase and redemption price of the shares of the Fund is equal to its NAV. The Fund calculates its NAV by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. For purposes of this calculation:

     . Liabilities include accrued expenses, dividends payable and other liabilities; and

     . Total assets include the market value of the securities held by the Fund, plus cash and other assets plus income accrued but not yet received.

     The Fund normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

How the Company Values it Assets

     Equity Securities

     Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against the U.S. dollar quoted by any major bank or by a broker.

     Debt Securities

     Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board determines that amortized cost reflects fair value.

     Other Assets

     The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Board.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

     Service Agents may enter confirmed purchase orders on behalf of their customers. To do so, the Service Agent must receive your investment order before the close of trading on the NYSE and must transmit it to the Fund before the close of its business day to receive that day's share price. The Fund must receive proper payment for the order by the time the Fund calculates its NAV on the following business day. Service Agents are responsible to their customers and the Company for timely transmission of all subscription and redemption requests, investment information, documentation and money.

     Shareholders can buy full and fractional (calculated to three decimal places) shares of the Fund. The Company will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

     The Company may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of the Fund's shares.

In-Kind Purchases

     At its discretion, the Company may permit shareholders to purchase shares of the Fund with securities, instead of cash. If the Company allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "How the Company Values it Assets" at the next determination of net asset value after acceptance. The Company will issue shares of the Fund at the NAV of the Fund determined as of the same time.

     The Company will only acquire securities through an in-kind purchase for investment and not for immediate resale. The Company will only accept in-kind purchases if the transaction meets the following conditions:

     .   The securities are eligible investments for the Fund;

     .   The securities have readily available market quotations;

     . The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise;

     . All dividends, interest, subscription, or other rights pertaining to such securities become the property of the Fund and are delivered to the Fund by the investor upon receipt from the issuer; and

     . Immediately after the transaction is complete, the value of all securities of the same issuer held by the Fund cannot exceed 5% of its net assets. This condition does not apply to U.S. government securities.

     Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the Fund's investments.


By Mail

     Requests to redeem shares must include:

     .   Share certificates, if issued;

     . A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered;

     .   Any required signature guarantees (see "Signature Guarantees"); and

     . Any other necessary legal documents for estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

By Telephone

     Shareholders may not do the following by telephone:

     . Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in this manner, you must submit a written request signed by each shareholder, with each signature guaranteed.

     .   Redeem shares represented by a certificate.

     The Company and UAMSSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened and before effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The Company or UAMSSC may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Company or UAMSSC does not employ the procedures described above. Neither the Company nor UAMSSC will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Redemptions-In-Kind

     If the Board determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of securities received in payment of redemptions.

     The Company has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board may deem advisable; however, payment will be made wholly in cash unless the Board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If the Fund pays redemption proceeds with securities instead of cash, it will value such securities as set forth under "How the Company Values its Assets." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

Signature Guarantees

     The Company requires signature guarantees for certain types of documents, including:

     .   Written requests for redemption;

     . Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed; and

     .   On all stock certificates tendered for redemption.

     The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Company and its sub-transfer agent from fraud.

     The Company requires signature guarantees for the following redemptions:

     . Redemptions where the proceeds are to be sent to someone other than the registered shareowner(s);

     . Redemptions where the proceeds are to be sent to someplace other than the registered address; or

     .   Share transfer requests.

     The Company will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. You can get a complete definition of eligible guarantor institutions by calling 1-877-826-5465. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

Other Redemption Information

     Normally, the Fund will pay for all shares redeemed under proper procedures within seven days after it received your request. However, the Fund will pay your redemption proceeds earlier as applicable law so requires.

     The Company may suspend redemption privileges or postpone the date of payment:

     .   When the NYSE and custodian bank are closed;

     .   When trading on the NYSE is restricted;

     . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets; or

     .   For such other periods as the Commission may permit.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

     The exchange privilege is only available with respect to UAM Funds that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Institutional Service Class shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

     Neither the Company nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The Board may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage other mutual funds in the UAM Funds Complex and their shareholders.

TRANSFER OF SHARES
--------------------------------------------------------------------------------

     Shareholders may transfer shares of the Fund to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

PERFORMANCE CALCULATIONS

     The Fund measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The Fund calculates its current yield and average annual total return information according to the methods required by the SEC.

TOTAL RETURN
--------------------------------------------------------------------------------

     Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

     The Fund's average annual total return is calculated by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable expenses on an annual basis. Since Adviser Class Shares and Institutional Service Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

     Total return is calculated according to the following formula:

         P (1 + T)/n/ = ERV

         Where:

         P      =   a hypothetical initial payment of $1,000

         T      =   average annual total return

        /n/     =   number of years

         ERV    =   ending redeemable value of a hypothetical $1,000 payment
                    made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

     The table lists the Fund's average annual returns for the one-year period ended April 30, 2000 and the period from the Fund's inception date through April 30, 2000.

                One Year                    Five Years                 Since Inception               Inception Date
     -----------------------------------------------------------------------------------------------------------------------
                 23.26%                         N/A                         25.69%                       6/30/98


Yield
--------------------------------------------------------------------------------

     Yield refers to the income generated by an investment in the Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all mutual funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

     The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Adviser Class Shares and Institutional Service Class Shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.

     Yield is obtained using the following formula:

         Yield = 2[((a-b)/(cd)+1)/6/-1]

         Where:

         a =  dividends and interest earned during the period

         b =  expenses accrued for the period (net of reimbursements)

         c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

         d = the maximum offering price per share on the last day of the period.


COMPARISONS
-------------------------------------------------------------------------------

     The Fund's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further described in this SAI. This information may also be included in sales literature and advertising.

     To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Company or the Fund may discuss various measures of performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. Please see "Comparative Benchmarks" for publications, indices and averages that may be used.

     In assessing such comparisons of performance, an investor should keep in mind:

     . That the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Fund;

     .    That the indices and averages are generally unmanaged;

     . That the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance; and

     .    That shareholders cannot invest directly in such indices or averages.

     In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

Financial Statements

     The following documents are included in the Fund's April 30, 2000 Annual
Report:

     .    Financial statements for the fiscal year ended April 30, 2000;

     .    Financial highlights for the respective periods presented; and

     .    The report of PricewaterhouseCoopers LLP.

     Each of the above-referenced documents is incorporated by reference into this SAI. However, no other parts of the Fund's Annual Report is incorporated by reference herein. Shareholders may get copies of the Fund's Annual Report free of charge by calling the UAM Funds at the telephone number appearing on the front page of this SAI.

Glossary

     All terms that this SAI does not otherwise define, have the same meaning in the SAI as they do in the prospectus of the Fund.

     1933 Act means the Securities Act of 1933, as amended.

     1934 Act means the Securities Exchange Act of 1934, as amended.

     1940 Act means the Investment Company Act of 1940, as amended.

     Adviser means the investment adviser of the Fund.

     Board Member refers to a single member of the Company's Board.

     Board refers to the Company's Board of Trustees as a group.

     Company refers to UAM Funds Trust.

     Independent Board Member refers Board Members that are not Interested Board Members.

     Interested Board Member refers to an "interested person" (as defined by the 1940 Act) of the Company. A Board Member may by an interested person of the Company because they are affiliated with one of the Company's investment advisers, United Asset Management Corporation or the Company's principal underwriter.

     NAV is the net asset value per share of the Fund.

     NYSE is the New York Stock Exchange. Also known as "The Exchange" or "The Big Board."

     Fund refers to the Cambiar Opportunity Portfolio, which is a series of the Company.

     SEC is the Securities and Exchange Commission. The SEC is the federal agency that administers most of the federal securities laws in the United States. In particular, the SEC administers the 1933 ACT, the 1940 ACT and the 1934 ACT.

     SEI is SEI Investments Mutual Funds Services, the Company's sub-administrator.

     UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Inc. II and all of their portfolios.

     UAM is United Asset Management Corporation.

     UAMFDI is UAM Fund Distributors, Inc., the Company's principal underwriter.

     UAMFSI is UAM Fund Services, Inc., the Company's administrator.

     UAMSSC is UAM Fund Shareholder Servicing Center, Inc., the Company's sub-shareholder-servicing agent.

Bond Ratings

MOODY'S INVESTORS SERVICE, INC.
-------------------------------------------------------------------------------

Preferred Stock Ratings

     aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

     a An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa An issue that is rated "baa" is considered to be a medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

       ba An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa An issue that is rated "caa" is of poor standing, such issues may be in default or there may be other elements of danger with respect to principal or interest.

     ca An issue that is rated "ca" is speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

     plus (+) or            Moody's applies numerical modifiers 1, 2, and 3 in
     minus (-)              each rating classification: the modifier 1
                            indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Debt Ratings - Taxable Debt & Deposits Globally

     Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

     A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B                      Bonds that are rated B generally lack
                            characteristics of the desirable investment.
                            Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Con. (...)             (This rating applies only to U.S. Tax-Exempt
                            Municipals) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches.
                            Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Prime Rating System - Taxable Debt & Deposits Globally

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                              . Leading market positions in well-established industries.

                              . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                              . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                              .    Well-established access to a range of
                                   financial markets and assured sources of alternate liquidity.

     Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Not Prime              Issuers rated Not Prime do not fall within any of
                            the Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES
------------------------------------------------------------------------------

Long-Term Issue Credit Ratings

     Issue credit ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

     2. Nature of and provisions of the obligation;

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

        The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

     AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated 'BB,' 'B,' 'CCC,' 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB,' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC An obligation rated 'CCC' is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

     CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.

     C A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to non-payment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy. Debt obligations of issues outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor and do not take into account currency exchange and related uncertainties.

     Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

     A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


Local Currency and Foreign Currency Risks

     Country risks considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identity those instances where sovereign risks make them different for the same issuer.


FITCH RATINGS
--------------------------------------------------------------------------------

International Long-Term Credit Ratings

     Investment Grade

     AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

     Speculative Grade

     BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC,CC,C               High default risk. Default is a real possibility.
                            Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

     DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%- 90%, and "D" the lowest recovery potential, i.e., below 50%.

                                 Entities rated in this category have defaulted
                            on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.


International Short-Term Credit Ratings

     F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C                      High default risk. Default is a real possibility.
                            Capacity for meeting financial commitments that is highly uncertain and solely reliant upon a sustained, favorable business and economic environment.

     D                      Default. Denotes actual or imminent payment default.


     Notes

     "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC,' or to short-term ratings other than `F1.'

     `NR' indicates that Fitch does not rate the issuer or issue in question.

     `Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

Comparative Benchmarks

     CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

     Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

     Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

     Dow Jones Industrial Average - a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

     Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper, Inc., Morningstar, Inc., The New York Times, Personal Investor, The Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

     Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.

     IBC's Money Fund Average/All Taxable Index - an average of all major money market fund yields, published weekly for 7- and 30-day yields.

     IFC Investable Composite Index - an unmanaged market capitalization-weighted index maintained by the International Finance Corporation. This index consists of over 890 companies in 26 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

     Lehman Brothers Indices:
     -----------------------

     Lehman Brothers Aggregate Bond Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issues of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $150 million.

     Lehman Brothers Credit Bond Index - an unmanaged index of all publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, nonconvertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

     Lehman Brothers Government Bond Index - an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

     Lehman Brothers Government/Corporate Bond Index - an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $150 million. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

     Lehman Brothers High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, nonconvertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

     Lehman Brothers Intermediate Government/Corporate Index - an unmanaged fixed income, market value-weighted index that combines the Lehman Brothers Government Bond Index (intermediate-term sub-index) and Lehman Credit Bond Index (intermediate-term sub-index).

     Lehman Brothers Mortgage-Backed Securities Index - an unmanaged index of all fixed-rate securities backed by mortgage pools of Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).

     Lipper, Inc./Lipper Indices/Lipper Averages
     -------------------------------------------

     The Lipper Indices are equally weighted indices for typically the 30 largest mutual funds within their respective portfolio investment objectives. The indices are currently grouped in six categories: U.S. Diversified Equity with 12 indices; Equity with 27 indices, Taxable Fixed-Income with 20 indices, Tax-Exempt Fixed-Income with 28 indices, Closed-End Funds with 16 indices, and Variable Annuity Funds with 18 indices.

     In September, 1999, Lipper, Inc. introduced its new portfolio-based mutual fund classification method in which peer comparisons are based upon characteristics of the specific stocks in the underlying funds, rather than upon a broader investment objective stated in a prospectus. Certain of Lipper, Inc.'s classifications for general equity funds' investment objectives were changed while other equity objectives remain unchanged. Changing investment objectives include Capital Appreciation Funds, Growth Funds, Mid-Cap Funds, Small-Cap Funds, Micro-Cap Funds, Growth & Income Funds, and Equity Income Funds. Unchanged investment objectives include Sector Equity Funds, World Equity Funds, Mixed Equity Funds, and certain other funds including all Fixed Income Funds and S&P(R) Index Funds.

     Criteria for the Lipper Indices are: 1) component funds are largest in group; 2) number of component funds remains the same (30); 3) component funds are defined annually; 4) can be linked historically; and 5) are used as a benchmark for fund performance.

     Criteria for the Lipper Averages are: 1) includes all funds in the group in existence for the period; 2) number of component funds always changes; 3) universes are dynamic due to revisions for new funds, mergers, liquidations, etc.; and 4) will be inaccurate if historical averages are linked.

     Certain Lipper, Inc. indices/averages used by the UAM Funds may include, but are not limited to, the following:

     Lipper Short-Intermediate Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of one to five years or less. (Taxable Fixed-Income category)

     Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. (Equity category)

     Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities. (Equity category)

     Lipper Equity Mid Cap Fund Index - an unmanaged index of funds that by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. (Equity category)

     Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase. (Equity category)

     Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size which invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. (Equity category)

     Lipper Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

     Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).

     Merrill Lynch 1-3 Year Treasury Index - an unmanaged index composed of U.S. treasury securities with maturities from 1 to 3 years.

     Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

     Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

     NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs.

     Nikkei Stock Average - a price weighted index of 225 selected leading stocks listed on the First Section of the Tokyo Stock Exchange.

     New York Stock Exchange composite or component indices -- capitalization-weighted unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

     Russell U.S. Equity Indices:
     ---------------------------

     Russell 3000(R) Index - measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

     Russell 1000(R) Index - an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

     Russell 2000(R) Index -- an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

     Russell Top 200(TM) Index - measures the performance of the 200 largest companies in the Russell 1000 Index, which represents approximately 74% of the total market capitalization of the Russell 1000 Index.

     Russell Mid-Cap(TM) Index -- measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

     Russell 2500(TM) Index - an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

     Russell 3000(R) Growth Index - measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indices.

     Russell 3000(R) Value Index - measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indices.

     Russell 1000(R) Growth Index - measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 1000(R) Value Index - measures the performance of those Russell 1000 with lower price-to-book ratios and lower forecasted growth values.

     Russell 2000(R) Growth Index - measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 2000(R) Value Index - measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

     Russell Top 200(TM) Growth Index - measures the performance of those Russell Top 200 companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

     Russell Top 200(TM) Value Index - measures the performance of those Russell Top 200 companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     Russell Midcap(TM) Growth Index - measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

     Russell Midcap(TM) Value Index - measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     Russell 2500(TM) Growth Index - measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 2500(TM) Value Index - measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

     Ryan Labs 5 Year GIC Master Index - an arithmetic mean of market rates of $1 million GIC contracts held for five years. The market rates are representative of a diversified, investment grade portfolio of contracts issued by credit worthy insurance companies. The index is unmanaged and does not reflect any transaction costs. Direct investment in the index is not possible.

     Standard & Poor's U.S. Indices:
     ------------------------------

     In October, 1999, Standard & Poor's and Morgan Stanley Capital International launched a new global industry classification standard consisting of 10 economic sectors aggregated from 23 industry groups, 59 industries, and 123 sub-industries covering almost 6,000 companies globally. The new classification standard will be used with all of their respective indices. Features of the new classification include 10 economic sectors, rather than the 11 S&P currently uses. Sector and industry gradations are less severe. Rather than jumping from 11 sectors to 115 industries under the former S&P system, the new system progresses from 10 sectors through 23 industry groups, 50 industries and 123 sub-industries.

     S&P 500 Index - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks. Widely regarded as the standard for measuring large-cap U.S. stock market performance. It is used by 97% of U.S. money managers and pension plan sponsors. More than $1 trillion is indexed to the S&P 500.

     S&P MidCap 400 Index -- consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value. It is used by over 95% of U.S. managers and pension plan sponsors. More than $25 billion is indexed to the S&P MidCap 400.

     S&P SmallCap 600 Index - an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors. It is gaining wide acceptance as the preferred benchmark for both active and passive management due to its low turnover and greater liquidity. Approximately $8 billion is indexed to the S&P SmallCap 600.

     S&P SuperComposite 1500 - combines the S&P 500, MidCap 400, and SmallCap 600 indices, representing 87% of the total U.S. equity market capitalization.

     S&P 100 Index - known by its ticker symbol OEX, this index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue chip stocks across diverse industry groups.

     S&P/BARRA Growth and Value Indices - are constructed by grouping the securities in the S&P 500 Index according to price-to-book ratio. The Value index contains the companies with the lower price-to-book ratios; while the companies with the higher price-to-book ratios are contained in the Growth index.

     S&P REIT Composite Index - launched in 1997, this benchmark tracks the market performance of U.S. Real Estate Investment Trusts, known as REITS. The REIT Composite consists of 100 REITs chosen for their liquidity and importance in representing a diversified real estate Fund. The Index covers over 80% of the securitized U.S. real estate market.

     S&P Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

     Standard & Poor's CANADA Indices:
     --------------------------------

     S&P/TSE Canadian MidCap Index - measures the performance of the mid-size company segment of the Canadian equity market.

     S&P/TSE Canadian SmallCap Index - Measures the small company segment of the Canadian equity market.

     Standard & Poor's Global Indices:
     --------------------------------

     S&P Global 1200 Index - aims to provide investors with an investable Fund. This index, which covers 29 countries and consists of seven regional components, offers global investors an easily accessible, tradable set of stocks and particularly suits the new generation of index products, such as exchange-traded funds (ETFs).

     S&P Euro and S&P Euro Plus Indices - the S&P Euro Index covers the Eurobloc countries; the Euro Plus Index includes the Euro markets as well as Denmark, Norway, Sweden and Switzerland. The S&P Euro Plus Index contains 200 constituents, and the S&P Euro Index, a subset of Euro Plus, contains 160 constituents. Both indices provide geographic and economic diversity over 11 industry sectors.

     S&P/TSE 60 Index - developed with the Toronto Stock Exchange, is designed as the new Canadian large cap benchmark and will ultimately replace the Toronto 35 and the TSE 100.

     S&P/TOPIX 150 - includes 150 highly liquid securities selected from each major sector of the Tokyo market. It is designed specifically to give portfolio managers and derivative traders an index that is broad enough to provide representation of the market, but narrow enough to ensure liquidity.

     S&P Asia Pacific 100 Index - includes highly liquid securities from each major economic sector of major Asia-Pacific equity markets. Seven countries -- Australia, Hong Kong, Korea, Malaysia, New Zealand, Singapore, and Taiwan -- are represented in the new index.

     S&P Latin America 40 Index - part of the S&P Global 1200 Index, includes highly liquid securities from major economic sectors of Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the new index.

     S&P United Kingdom 150 Index - includes 150 highly liquid securities selected from each of the new S&P sectors. The S&P UK 150 is designed to be broad enough to provide representation of the market, but narrow enough to ensure liquidity.

     Salomon Smith Barney Global excluding U.S. Equity Index - an unmanaged index comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

     Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities of one year or greater, but less than three years.

     Salomon Smith Barney Three-Month T-Bill Average -- the average for all treasury bills for the previous three-month period.

     Salomon Smith Barney Three-Month U.S. Treasure Bill Index - a return equivalent yield average based on the last three 3-month Treasury bill issues.

     Savings and Loan Historical Interest Rates -- as published by the U.S. Savings and Loan League Fact Book.

     Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. treasury bills and inflation.

     Target Large Company Value Index - an index comprised of large companies with market capitalizations currently extending down to approximately $1.9 billion that are monitored using a variety of relative value criteria in order to capture the most attractive value opportunities available. A high quality profile is required and companies undergoing adverse financial pressures are eliminated.

     U.S. Three-Month Treasury Bill Average - the average return for all treasury bills for the previous three month period.

     Value Line Composite Index -- composed of over 1,600 stocks in the Value Line Investment Survey.

     Wilshire Real Estate Securities Index - a market capitalization-weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The index is used by the institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison.

     Wilshire REIT Index - includes 112 real estate investment trusts (REITs) but excludes seven real estate operating companies that are included in the Wilshire Real Estate Securities Index.

     Note: With respect to the comparative measures of performance for equity securities described herein, comparisons of performance assume reinvestment of dividends, except as otherwise stated.

                            UAM Funds
                            Funds for the Informed Investor sm

Chicago Asset Management Portfolios

Institutional Class Shares Prospectuses                     August 28, 2000

                            Chicago Asset Management Intermediate Bond Portfolio
               Chicago Asset Management Value/Contrarian Portfolio




                                 [LOGO OF UAM}

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 Table Of Contents


Intermediate Bond Portfolio...................................................1


 What are the Fund's Objectives?..............................................1
 What are the Fund's Principal Investment Strategies?.........................1
 What are the Fund's Principal Risks?.........................................2
 How Has the Fund Performed?..................................................2
 What are the Fund's Fees and Expenses?.......................................3


Value/Contrarian Portfolio....................................................5


 What are the Fund's Objectives?..............................................5
 What are the Fund's Principal Investment Strategies?.........................5
 What are the Fund's Principal Risks?.........................................6
 How Has the Fund Performed?..................................................6
 What are the Fund's Fees and Expenses?.......................................7


Investing with the UAM Funds..................................................8


 Buying Shares................................................................8
 Redeeming Shares.............................................................9
 Exchanging Shares...........................................................11
 Transaction Policies........................................................11
 Account Policies............................................................13


Additional Information About the Fund........................................15


 Other Investment Practices and Strategies...................................15
 Investment Management.......................................................16
 Shareholder Servicing Arrangements..........................................17


Financial Highlights.........................................................18


 Intermediate Bond Portfolio.................................................18
 Value/Contrarian Portfolio..................................................19

 Intermediate Bond Portfolio



WHAT ARE THE FUND'S OBJECTIVES?
-------------------------------------------------------------------------------

  The fund seeks a high level of current income consistent with moderate in-terest rate exposure by investing primarily in investment-grade bonds with an average weighted maturity between 3 and 10 years. The fund may not change its objective without shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
-------------------------------------------------------------------------------

  The fund normally invests at least 65% of its total assets in investment-grade debt securities with maturities that range from 3 to 10 years. The fund also may invest up to 10% of its assets in debt securities rated be-low investment-grade (junk bonds). A debt security is an interest bearing security that corporations and governments use to borrow money from in-vestors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount bor-rowed at maturity (dates when debt securities are due and payable). The fund may invest in a variety of types of debt securities, including those issued by corporations and the U.S. government and its agencies, mortgage-backed and asset-backed securities (securities that are backed by pools of loans or mortgages assembled for sale to investors), municipal notes and bonds, commercial paper and certificates of deposit. The adviser may re-turn securities that are downgraded, if it believes that keeping those se-curities is warranted.

  The adviser manages the fund to limit the risk of investing in the bond market and to offer some protection from changes in the prices (volatili-ty) of debt securities. Since many different factors affect bond prices, bond fund managers have historically found it difficult to outperform a bond market index. The adviser believes this is particularly true of bond fund managers that try to anticipate interest rates. To avoid wide varia-tions in performance that tend to accompany interest rate predictions, the adviser does not depend on interest rate forecasting.

  At market tops and bottoms, market psychology tends to drive bond prices to extremes, overshooting their long-term equilibrium levels. Consequent-ly, "conventional wisdom" about a given security or sector's price move-ment or relative value is often wrong. The adviser believes it can add to the return of the fund by taking an approach that is the opposite of what most investors are doing at a particular time (a "contrarian" approach).

  The adviser also focuses its efforts on the more traditional aspects of managing a bond fund, such as:

  . Relative value of particular securities within the major industry cat-egories (sector valuations).

  .   Interest paid by particular securities (coupons).

  .   Call features.

  . Weighting the maturities of the securities held (shape of the yield curve).

WHAT ARE THE FUND'S PRINCIPAL RISKS?
-------------------------------------------------------------------------------

  As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or be-cause the adviser did not implement its strategy properly. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

  As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated forcing the fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the fund to rein-vest the money at a lower interest rate.

  The credit rating or financial condition of an issuer may also affect the value of a debt security. Generally, the lower the quality rating of a se-curity, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, howev-er, may weaken the capacity of the issuer to pay interest and repay prin-cipal.

HOW HAS THE FUND PERFORMED?
--------------------------------------------------------------------------------

  The following information illustrates some of the risks of investing in the fund. The bar chart shows how performance of the fund has varied from year to year. The average annual return table compares average annual re-turns the fund to those of a broad-based securities market index. Returns are based on past results and are not an indication of future performance.

Calendar Year Returns

  During the periods shown in the chart for the fund, the highest return for a quarter was 3.89% (quarter ending 9/30/98) and the lowest return for a quarter was -0.94% (quarter ending 03/31/96). For the period from January 1, 2000, through June 30, 2000, the fund returned 3.11%.

Average Annual Returns For Periods Ended December 31, 1999

                                                         Since
                                                 1 Year 1/24/95*
  --------------------------------------------------------------
   Intermediate Bond                             -0.10%  6.26%
  --------------------------------------------------------------
   Lehman Brothers Intermediate Gov./Corp. Bond   0.39%  6.85%

  * Beginning of operations. Index comparisons begin on January 31, 1995.

WHAT ARE THE FUND'S FEES AND EXPENSES?
-------------------------------------------------------------------------------

Shareholder Transaction Fees (fees paid directly from your investment)

  The fund is a no-load investment, which means there are no fees or charges to buy or sell its shares, to reinvest dividends or to exchange into other UAM Funds.

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

  The fund does have annual operating expenses and as a shareholder you pay them indirectly. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

   Management Fees                       0.48%
  --------------------------------------------
   Other Expenses*                       1.09%
  --------------------------------------------
   Total Annual Fund Operating Expenses  1.57%

  * "Other Expenses" presented in the table above may be higher than the ex-penses you would actually pay as a shareholder in the fund because the adviser has voluntarily agreed to limit the expenses of the fund to the extent necessary to keep its total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 0.80% of its average daily net assets. The adviser may change or cancel its ex-pense limitation at any time. In addtion "Other Expenses" do not take into account any expense offset arrangement the fund may have that would reduce its custodian fee based on the amount of cash the fund maintains with its custodian. This would also have the effect of reducing the fund's expenses.

Example

  This example can help you to compare the cost of investing in the fund to the cost of investing in other mutual funds. The example assumes you in-vest $10,000 in the fund for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year                3 Years                           5 Years                           10 Years
  ---------------------------------------------------------------------------------------------------
    $160                  $496                              $855                              $1,867

 Value/Contrarian Portfolio




WHAT ARE THE FUND'S OBJECTIVES?
-------------------------------------------------------------------------------

  The fund seeks capital appreciation by investing in the common stock of large companies. The fund may not change its objective without shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
-------------------------------------------------------------------------------

  The fund invests primarily in common stocks of companies with large market capitalizations (typically over $1 billion at the time of purchase). The fund seeks to outperform the market by identifying attractive stocks, but not by attempting to time the market (i.e., trying to take advantage of shifts in the overall direction of the market). The fund seeks to outperform the market by investing primarily in established, high-quality companies whose stock is selling at attractive prices due to short-term market misperceptions.

  The fund generally attempts to weight each of the equity securities it holds similarly. The adviser regularly monitors the market value of each security the fund holds and will buy or sell shares of a particular secu-rity depending on whether the portion of the fund represented by that se-curity decreases or increases.

  The investment philosophy and process of the adviser is qualitative rather than quantitative. The adviser:

  . Focuses on individual stocks rather than industry groups or sectors or on trying to forecast the overall strength of the stock market. The adviser looks for companies that are market leaders with sound balance sheets and capable, experienced management.

  . Tries to invest in stocks that the market has priced below their true value because of a failure to recognize the potential of the stock or value of the company. At the time of initial investment, these stocks typically trade below the mid-point of the price range for the last 12 months.

  . Looks for out-of-favor companies (typically, rated as "hold" or "sell" by most analysts) that present strong long-term opportunities. The ad-viser believes the market overreacts to temporary bad news. By closely monitoring research analysts, market commentators and others and then evaluating the impact of their opinions on stock prices, the adviser attempts to determine whether the market has properly valued a partic-ular stock.

  The adviser generally sells a stock:

  .   When it reaches the price objective the adviser has set for the stock.

  . If the fundamental business operation or financial stability of the company turns negative.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
-------------------------------------------------------------------------------

  As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or be-cause the adviser did not implement its strategy properly. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

  As with all equity funds, the risks that could affect a value of the fund's shares and the total return on your investment include the possi-bility that the equity securities held by the fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securi-ties may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly re-lated to a specific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

  Since the adviser selects securities for each fund using a value oriented approach, each fund takes on the risks that are associated with a value oriented investment approach. Value oriented mutual funds may not perform as well as certain other types of mutual funds using different approaches during periods when value investing is out of favor.

HOW HAS THE FUND PERFORMED?
--------------------------------------------------------------------------------

  The following information illustrates some of the risks of investing in the fund. The bar chart shows how performance of the fund has varied from year to year. The average annual return table compares average annual re-turns the fund to those of a broad-based securities market index. Returns are based on past results and are not an indication of future performance.

Calendar Year Returns
                                    [GRAPH]
                              1996          3.22%
                              1997          7.19%
                              1998          7.34%
                              1999         -0.10%
  During the periods shown in the chart for the fund, the highest return for a quarter was 16.81% (quarter ending 12/31/98) and the lowest return for a quarter was -12.94% (quarter ending 09/30/99). For the period from January 1, 2000, through June 30, 2000, the fund returned -4.92%.

Average Annual Returns For Periods Ended December 31, 2000

                                               Since
                               1 Year 5 Year 12/16/94*
  ----------------------------------------------------
   Value/Contrarian Portfolio   2.82% 15.97%  15.79%
  ----------------------------------------------------
   S&P 500 Index               21.04% 28.55%  28.55%

  * Beginning of operations. Index comparisons begin on December 31, 1994.

WHAT ARE THE FUND'S FEES AND EXPENSES?
-------------------------------------------------------------------------------

Shareholder Transaction Fees (fees paid directly from your investment)

  The fund is a no-load investment, which means there are no fees or charges to buy or sell its shares, to reinvest dividends or to exchange into other UAM Funds.

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

  The fund does have annual operating expenses and as a shareholder you pay them indirectly. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

   Management Fees                       0.63%
  --------------------------------------------
   Other Expenses*                       0.71%
  --------------------------------------------
   Total Annual Fund Operating Expenses  1.34%

  * "Other Expenses" presented in the table above may be higher than the ex-penses you would actually pay as a shareholder in the fund because the adviser has voluntarily agreed to limit the expenses of the fund to the extent necessary to keep its total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.25% of its average daily net assets. The adviser may change or cancel its expense limitation at any time. In addition "Other Expenses" do not take into account any expense offset arrangement the fund may have that would reduce its custodian fee based on the amount of cash the fund maintains with its custodian. This would also have the effect of reducing the fund's expenses.

Example

  This example can help you to compare the cost of investing in the fund to the cost of investing in other mutual funds. The example assumes you in-vest $10,000 in the fund for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year                3 Years                           5 Years                           10 Years
  ---------------------------------------------------------------------------------------------------
    $136                  $425                              $734                              $1,613

 Investing with the UAM Funds




BUYING SHARES
-------------------------------------------------------------------------------

By Mail

  You can open an account with a fund by sending a check or money order and your account application to the UAM Funds. You should make your check or money order payable to the "UAM Funds." The UAM Funds do not accept third-party checks. You can add to an existing account by sending a check and, if possible, the "Invest by Mail" stub that accompanied your statement to the UAM Funds. Be sure your check identifies clearly your name, your ac-count number and a fund name.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

  Express Mail Address

  UAM Funds
  210 West 10th Street
  Kansas City, MO 64105

By Wire

  To open an account by wire, first call 1-877-826-5465 for an account num-ber and wire control number. Next, send your completed account application to the UAM Funds. Finally, wire your money using the wiring instructions set forth below. To add to an existing account by wire, call 1-877-826-5465 to get a wire control number and wire your money to the UAM Funds.

  Wiring Instructions

  United Missouri Bank
  ABA # 101000695
  UAM Funds
  DDA Acct. # 9870964163
  Ref: fund name/account number/
  account name/wire control number

By Automatic Investment Plan (Via Automated Clearing House or ACH)

  You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a com-pleted application to the UAM Funds. To cancel or change a plan, write to the UAM Funds. Allow up to 15 days to create the plan and 3 days to cancel or change it.

Minimum Investments

  You can open an account with either fund with a minimum initial investment of $2000 ($500 for individual retirement accounts (IRAs) and $250 for Spousal IRAs). You can buy additional shares for as little as $100.

Fund Codes

  Each fund's reference information, which is listed below, will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily net asset value per share (NAV) or get additional information.

                                      Trading
   Fund Name                          Symbol                CUSIP               Fund Code
  ---------------------------------------------------------------------------------------
   Intermediate Bond Portfolio         CAMBX              902556406                635
  ---------------------------------------------------------------------------------------
   Value/Contrarian Portfolio          CAMEX              902556307                636

Rights Reserved by the UAM Funds

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares;

  .   Reject any purchase order; or

  . Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting manage-ment and by increasing expenses.)

REDEEMING SHARES
-------------------------------------------------------------------------------

By Mail

  Send a letter to the UAM Funds specifying:

  .   The fund name;

  .   The account number;

  .   The dollar amount or number of shares you wish to redeem;

  .   The account name(s); and

  .   The address.

  All registered share owner(s) in the exact name(s) and any special capac-ity in which they are registered must sign the letter.

  Certain shareholders may need to include additional documents to redeem shares. Please see the Statement of Additional Information (SAI) if you need more information.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

By Telephone

  You may redeem shares over the phone by calling 1-877-826-5465. To partic-ipate in this service and to receive your redemptions by wire, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Online

  You can redeem shares on the Internet at www.uam.com. For login informa-tion, including your personal identification number (PIN), please call 1-877-826-5465.

By Systematic Withdrawal Plan (Via ACH)

  If your account balance is at least $10,000, you may transfer as little as $100 per month from your UAM Funds account to another financial institu-tion. To participate in this service, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Payment of Redemption Proceeds

  Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file). The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form.

  The UAM Funds may require that a bank or member firm of a national securi-ties exchange guarantee signatures. A notary public cannot guarantee a signature. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the UAM Funds may require a share-holder to furnish additional legal documents to insure proper authoriza-tion.

  If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date. You may avoid these delays by paying for shares with a certified check, bank check or money order.

Rights Reserved by the UAM Funds

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the New York Stock Exchange is restricted; or

  . The Securities and Exchange Commission allows the UAM Funds to delay redemptions.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. You can also exchange shares of the UAM Funds on the Internet at www.uam.com. For login information, including your personal identification number (PIN), please call 1-877-826-5465. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

Rights Reserved by the UAM Funds

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders;

  .   Reject any request for an exchange; or

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund on each day the New York Stock Exchange is open at a price equal to its NAV next computed af-ter it receives and accepts your order. NAVs are calculated as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. East-ern Time). Therefore, to receive the NAV on any given day, the UAM Funds must accept your order before the close of trading on the New York Stock Exchange that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following business day.

  Since securities that are traded on foreign exchanges may trade on days when the New York Stock Exchange is closed, the value of a UAM Fund may change on days when you are unable to purchase or redeem shares.

  The UAM Funds calculate their NAVs by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use current market prices to value their investments. However, the UAM Funds may value investments at fair value when market prices are not readily available or when events oc-cur that make established valuation methods (such as stock exchange clos-ing prices) unreliable. The UAM Funds will determine an in-vestment's fair value according to methods established by the Board. The UAM Funds value debt securities that are purchased with remaining maturi-ties of 60 days or less at amortized cost, which approximates market val-ue. The UAM Funds may use a pricing service to value some of their assets, such as debt securities or foreign securities.

Buying or Selling Shares through a Financial Intermediary

  You may buy or sell shares of the UAM Funds through a financial intermedi-ary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must re-ceive your order before the close of trading on the New York Stock Ex-change that day. Your financial intermediary is responsible for transmit-ting all purchase and redemption requests, investment information, docu-mentation and money to the UAM Funds on time. Your financial intermediary may charge additional transaction fees for its services.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

In-Kind Transactions

  Under certain conditions and at the UAM Funds' discretion, you may pay for shares of a UAM Fund with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities in-stead of cash.

Telephone Transactions

 The UAM Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The UAM Funds will not be responsible for any loss, liability, cost or expense for following instructions received by telephone reasonably believed to be genuine.

ACCOUNT POLICIES
-------------------------------------------------------------------------------

Small Accounts

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts; or

  . When the value of your account falls because of market fluctuations and not your redemptions.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

Distributions

  Normally, each fund distributes its net investment income quarterly and its net capital gains at least once a year. The UAM Funds will automati-cally reinvest dividends and distributions in additional shares of a fund, unless you elect on your account application to receive them in cash.

Federal Taxes

  The following is a summary of the federal income tax consequences of in-vesting in a fund. This summary does not apply to shares held in an indi-vidual retirement account or other tax-qualified plan, which are not sub-ject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. You should always consult your tax advisor for specific guidance regarding the tax effect of your investment in the UAM Funds.

  Taxes on Distributions Distributions of a fund will generally be taxable to shareholders as ordinary income or capital gains. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The amount of tax you may pay on a distribution will be based on the amount of time a fund held its in-vestments, not how long you held your shares. Dividends and distributions of short-term capital gains (capital gains relating to securities held for twelve months or less) are generally taxable at the same rate as ordinary income. Distributions of long-term capital gains (capital gains relating to securities held for more than twelve months) are generally taxable as long-term capital gains. Once a year UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying a dividend" and should be avoided.

  A fund's dividends that are paid to its corporate shareholders and are at-tributable to qualifying dividends the fund receives from U.S. corpora-tions may be eligible for the corporate dividends-received deduction, sub-ject to certain holding period requirements and financing limitations.

  If a fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest a fund received from sources in foreign countries. A fund may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

  Taxes on Exchanges and Redemptions When you exchange or redeem shares in a fund, you may recognize a capital gain or loss for federal tax purposes. This gain or loss will be based on the difference between the cost of your shares (tax basis) and the amount you receive for them. To aid in comput-ing your tax basis, you should keep your account statements for the peri-ods during which you held shares.

  Generally, your gain or loss will be long-term or short-term depending on whether your holding period exceeds 12 months. However, any loss you real-ize on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions you received on the shares.

  Backup Withholding By law, a fund must withhold 31% of your distributions and redemption proceeds if you fail (i) to provide complete, correct tax-payer information, (ii) to properly include on your return payments of taxable interest or dividends, or (iii) to certify to the fund that you are not subject to back-up withholding when required to do so or that you are an "exempt recipient."

State and Local Taxes

  You may also have to pay state and local taxes on distributions and re-demptions. However, state taxes may not apply to portions of distributions that are attributable to interest on federal securities. As mentioned above, you should always consult your tax advisor for specific guidance regarding the tax effect of your investment in a fund.

 Additional Information about the Funds



OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to its principal investment strategies, each fund may use the investment strategies described below. Each fund may also employ invest-ment practices that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concern-ing any of a fund's investment practices and its risks, you should read the SAI.

Derivatives

  A fund may invest in derivatives, a category of investments that includes forward foreign currency exchange contracts, futures, options and swaps to protect its investments against changes resulting from market conditions (a practice called "hedging"), to reduce transaction costs or to manage cash flows. Forward foreign currency exchange contracts, futures and op-tions are called derivatives because their value is based on an underlying asset or economic factor. Derivatives are often more volatile than other investments and may magnify a fund's gains or losses. There are various factors that affect a fund's ability to achieve its objectives with deriv-atives. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the de-rivatives a fund buys or sells. A fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

Foreign Securities

  A fund may invest in securities of companies located outside of the United States, American Depositary Receipts, European Depositary Receipts and other similar global instruments. When a fund invests in foreign securi-ties, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially those of companies in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a fund to sell its secu-rities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about for-eign companies can negatively affect investment decisions. Unlike more es-tablished markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less devel-oped.

Short-Term Investing

  At times, the adviser may decide to invest up to 100% of a fund's assets in a variety of high-quality, short-term debt securities, such as U.S. government securities. The adviser may invest in these types of securities for temporary defensive purposes, to earn a return on uninvested assets or to meet redemptions. The adviser may temporarily adopt a defensive posi-tion to reduce changes in the value of the shares of a fund that may re-sult from adverse market, economic, political or other developments. When the adviser pursues a temporary defensive strategy, a fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies. Likewise, these strategies may prevent a fund from achieving its stated objectives.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Chicago Asset Management Company, a Delaware corporation located at 70 West Madison Street, 56th Floor, Chicago, Illinois 60602, is the invest-ment adviser to the funds. The adviser manages and supervises the invest-ment of the funds' assets on a discretionary basis. The adviser, an affil-iate of United Asset Management Corporation, has specialized in the active management of stocks, bonds and balanced funds' for institutional and tax-exempt clients since 1983. The adviser provides investment management services to corporations, unions, pension and profit sharing plans, trusts and other institutions.

  The adviser has voluntarily agreed to limit the total expenses of one or both of the funds to the amounts listed in the table below. To maintain these expense limits, the adviser may waive a portion of its management fee and/or reimburse certain expenses of the funds. The adviser intends to continue its expense limitation until further notice, but may discontinue it at any time. Set forth in the table below are percentages of average net assets each fund paid in advisory fees to the adviser during the their most recent fiscal year. This table also lists the amounts funds have agreed to pay to the adviser.


                             Contractual Advisory Fees Paid for During Most Expense
   Fund Name                     Fee             Recent Fiscal Year          Limit
  ---------------------------------------------------------------------------------
   Intermediate Bond Port-
     folio                      0.48%                  0.00%*                0.80%
  ---------------------------------------------------------------------------------
   Value/Contrarian Portfo-
     lio                        0.63%                  0.47%                 1.25%

  * The adviser waived its entire advisory fee.

Portfolio Managers

  A team of the adviser's investment professionals has primary responsibil-ity for the day-to-day management of each fund.

Adviser's Historical Performance

  The adviser manages separate accounts that have the same investment objec-tives as the portfolios. The adviser manages these accounts using tech-niques and strategies substantially similar, though not always identical, to those used to manage the portfolios. Composites of the performance of these separate accounts are listed below. The performance data for the managed accounts reflects deductions for the average fees and expenses of such accounts. The average fees and expenses of the separate accounts were less than the operating expenses of the portfolios. If the performance of the managed accounts was adjusted to reflect the fees and expenses of the portfolios, the composite's performance would have been lower.

  The adviser calculated its performance using the standards of the Associa-tion for Investment Management and Research. Had the adviser calculated its performance using the SEC's methods, its results might have differed.

  The separately managed accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the In-vestment Company Act of 1940 and the Internal Revenue Code. If they were, their returns might have been lower. The performance of these separate ac-counts is not intended to predict or suggest the performance of the port-folios.

                                          Chicago Asset
                                        Management Company
                                        Equity composite*  S&P 500 Index
  ----------------------------------------------------------------------
   Calendar Years Ended:
    1985                                       36.10%          32.00%
    1986                                       21.90%          18.40%
    1987                                        4.70%           5.20%
    1988                                       26.40%          16.80%
    1989                                       21.50%          31.60%
    1990                                      (8.10)%         (3.20)%
    1991                                       29.30%          30.60%
    1992                                       14.40%           7.60%
    1993                                       13.40%          10.10%
    1994                                        7.60%           1.30%
    1995                                       30.30%          37.60%
    1996                                       15.00%          23.00%
    1997                                       19.40%          33.40%
    1998                                       16.80%          28.60%
    1999                                        4.10%          21.00%
   Average Annual Return For Periods Ended 6/30/00:
    1 Year                                   (15.80)%           7.30%
    5 Years                                    11.80%          23.80%
    10 Years                                   13.00%          17.80%
   Cumulative Since Inception (1/1/85)         16.30%          18.90%

  * The adviser's average annual management fee over the period shown (1/1/85-6/30/00) was 0.40%. During the period, fees on the adviser's in-dividual accounts ranged from 0.25% to 1.00%. Net returns to investors vary depending on the management fee. The adviser's composite has not been audited.

                                          Chicago Asset      Lehman Brothers
                                        Management Company     Intermediate
                                        Intermediate Bond  Government/Corporate
                                            Composite*          Bond Index
  -----------------------------------------------------------------------------
   Calendar Years Ended:
    1985                                      22.00%              18.10%
    1986                                      15.20%              13.10%
    1987                                       0.70%               3.70%
    1988                                       7.00%               6.70%
    1989                                       13.0%              12.80%
    1990                                       8.80%               9.20%
    1991                                      17.10%              14.70%
    1992                                       8.60%               7.20%
    1993                                      10.20%               8.80%
    1994                                      -2.40%              -1.90%
    1995                                      15.80%              15.30%
    1996                                       3.90%               4.10%
    1997                                       7.70%               7.90%
    1998                                       8.10%               8.40%
    1999                                       0.40%               0.40%
   Average Annual Return
    For Periods Ended 6/30/00:
    1 Year                                     4.00%               4.20%
    5 Years                                    5.60%               5.80%
    10 Years                                   7.60%               7.30%
   Cumulative Since Inception (1/1/85)         8.80%               8.40%

  * The adviser's average annual management fee over the period shown (1/1/85-6/30/00) was 0.30%. During the period, fees on the adviser's in-dividual accounts ranged from 0.26% to 0.625%. Net returns to investors vary depending on the management fee. The adviser's composite has not been audited.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Brokers, dealers, banks, trust companies and other financial representa-tives may receive compensation from a fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

  For providing certain services to their clients, financial representatives may be paid a fee based on the assets of a fund that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with a fund. In addition, your financial representatives may charge you other ac-count fees for buying or redeeming shares of a fund or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

  A fund may pay all or part of the fees paid to financial representatives. Periodically the UAM Funds' board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. A fund does not pay these service fees on shares purchased directly. In addition, the adviser and its affiliates may, at their own expense, pay financial repre-sentatives for these services.

  The adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with re-spect to a fund. The adviser may also pay its affiliated companies for distribution and marketing services performed with respect to a fund.

 Financial Highlights


  The financial highlights table is intended to help you understand the fi-nancial performance of each fund for the past five years. Certain informa-tion contained in the table reflects the financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in each fund assuming all dividends and distributions were reinvested. PricewaterhouseCoopers LLP has audited this information. The financial statements and the unqualified opinion of PricewaterhouseCoopers LLP are included in the annual report of the funds, which is available upon request by calling the UAM Funds at 1-877-826-5465.

INTERMEDIATE BOND PORTFOLIO
-------------------------------------------------------------------------------

   Years Ended April 30,               2000     1999     1998     1997    1996
  -----------------------------------------------------------------------------
   Net Asset Value, Beginning of
     Period                         $ 10.51  $ 10.54  $ 10.30  $ 10.39  $10.33
   Income from Investment
     Operations:
   Net Investment Income               0.55     0.56     0.57     0.61    0.64
   Net Realized and Unrealized
     Gain (Loss)                      (0.44)    0.04     0.24    (0.05)   0.14+
    Total From Investment
      Operations                       0.11     0.60     0.81     0.56    0.78
   Distributions:
   Net Investment Income              (0.56)   (0.57)   (0.57)   (0.62)  (0.64)
   Net Realized Gain                  (0.01)   (0.06)    0.00@   (0.03)  (0.08)
    Total Distributions               (0.57)   (0.63)   (0.57)   (0.65)  (0.72)
   Net Asset Value, End of Period   $ 10.05  $ 10.51  $ 10.54  $ 10.30  $10.39
   Total Return+                       1.16%    5.72%    8.08%    5.53%   7.62%
   Ratios and Supplemental Data
   Net Assets, End of Period
     (Thousands)                    $13,177  $13,542  $13,261  $10,044  $7,981
   Ratio of Expenses to Average
     Net Assets                        0.81%    0.80%    0.80%    0.80%   0.84%
   Ratio of Net Investment Income
     to Average Net Assets             5.46%    5.29%    5.64%    5.88%   6.17%
   Portfolio Turnover Rate               61%      48%      40%      31%     24%

  + Total return would have been lower had certain fees not been waived and certain expenses not been assumed by the adviser during the periods in-dicated.
  ++The amount shown for a share outstanding throughout the year does not accord with the aggregate net losses on investments for that period because of the timing of sales and repurchases of the fund shares in relation to fluctuating market value of investments of the fund.
  @ Amount is less than $0.1 per share.

VALUE/CONTRARIAN PORTFOLIO
-------------------------------------------------------------------------------

   Years Ended April 30,             2000      1999     1998     1997    1996
  ----------------------------------------------------------------------------
   Net Asset Value, Beginning of
     Period                       $ 17.53   $ 15.76  $ 13.07  $ 13.67  $11.14
   Income from Investment
     Operations:
   Net Investment Income             0.17      0.15     0.17     0.18    0.19
   Net Realized and Unrealized
     Gain (Loss)                    (2.02)     2.98     3.84     0.30    2.86
    Total From Investment
      Operations                    (1.85)     3.13     4.01     0.48    3.05
   Distributions:
   Net Investment Income            (0.17)    (0.16)   (0.18)   (0.24)  (0.23)
   In Excess of Net Investment
     Income                         (0.01)      --       --       --      --
   Net Realized Gain                (1.16)    (1.40)   (0.94)   (0.84)  (0.29)
    Total Distributions             (1.34)    (1.56)   (1.12)   (1.08)  (0.52)
   Net Asset Value, End of
     Period                       $ 14.34   $ 17.53  $ 15.96  $ 13.07  $13.67
   Total Return+                   (10.24)%   21.68%   31.71%    3.72%  28.00%
   Ratios and Supplemental Data
   Net Assets, End of Period
     (Thousands)                  $64,842   $26,852  $22,552  $13,804  $  892
   Ratio of Expenses to Average
     Net Assets                      1.19%     0.99%    0.95%    0.95%   1.06%
   Ratio of Net Investment
     Income to Average Net
     Assets                          1.32%     0.97%    1.16%    1.89%   1.51%
   Portfolio Turnover Rate             48%       39%      55%      21%     33%

  + Total return would have been different had certain fees not been waived and certain expenses not been assumed by the adviser during the periods indicated.

Chicago Asset Management Portfolios

  Investors who want more information about a fund should read the funds' annual/semi-annual reports and the funds' statement of additional informa-tion. The annual/semi-annual reports of a fund provide additional informa-tion about its investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of each fund during the last fiscal year. The statement of additional information contains additional detailed in-formation about the funds' and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of the statement of additional informa-tion, shareholder reports and other information about the UAM Funds and can make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com

  You can review and copy information about a fund (including the statement of additional information) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the Securities and Ex-change Commission at 1-202-942-8090. Reports and other information about a fund are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Secu-rities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

  Investment Company Act of 1940 file number: 811-8544.

                                 [LOGO OF UAM]

                                UAM Funds Trust
                                 PO Box 219081
                            Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)


                      Chicago Asset Management Portfolios
                              Institutional Class
                          Intermediate Bond Portfolio
                          Value/Contrarian Portfolio

                      Statement of Additional Information
                                August 28, 2000




    This statement of additional information is not a prospectus. However, you should read it in conjunction with the prospectus of the Funds dated August
    28, 2000, as supplemented from time to time. You may obtain a prospectus by contacting the UAM Funds at the address listed above.


The audited financial statements of the Funds and the related report of
PricewaterhouseCoopers LLP, independent accountants of the Funds, are incorporated herein by reference in the section called "Financial Statements."
No other portions of the annual report are incorporated by reference.
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Table Of Contents
Description of Permitted Investments....................      1
 Borrowing..............................................      1
 Debt Securities........................................      1
 Derivatives............................................      7
 Equity Securities......................................     15
 Foreign Securities.....................................     17
 Investment Companies...................................     21
 Repurchase Agreements..................................     21
 Restricted Securities..................................     21
 Securities Lending.....................................     21
 Short Sales............................................     22
 When Issued Transactions...............................     23
Investment Policies of the Funds........................     23
Management of the Company...............................     24
 Board Members..........................................     24
 Officers...............................................     26
Principal Shareholders..................................     27
Investment Advisory and Other Services..................     27
 Investment Adviser.....................................     27
 Distributor............................................     29
 Shareholder Servicing Arrangements.....................     30
 Custodian..............................................     32
 Independent Accountants................................     32
 Code of Ethics.........................................     32
Brokerage Allocation and Other Practices................     32
 Selection of Brokers...................................     32
 Simultaneous Transactions..............................     32
 Brokerage Commissions..................................     33
Capital Stock and Other Securities......................     33
Purchase, Redemption and Pricing of Shares..............     35
 Net Asset Value Per Share..............................     35
 Purchase of Shares.....................................     36
 Redemption of Shares...................................     37
 Exchange Privilege.....................................     38
 Transfer Of Shares.....................................     39
Performance Calculations................................     39
 Total Return...........................................     39
 Yield..................................................     40
 Comparisons............................................     40
Financial Statements....................................     41
Glossary................................................     41
Bond Ratings............................................     42
 Moody's Investors Service, Inc.........................     42
 Standard & Poor's Ratings Services.....................     44
 Fitch Ratings..........................................     46
Comparative Benchmarks..................................     48

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Description of Permitted Investments

  As described in the Funds' prospectus, the Funds may use a variety of investment strategies in addition to its principal investment strategies. This SAI describes each of these investments/strategies and their risks. The Funds may not notify shareholders before employing new strategies, unless they expect such strategies to become principal strategies. You can find more information concerning the limits on the ability of the Funds to use these investments in "Investment Policies of the Funds."

BORROWING
--------------------------------------------------------------------------------
   A Fund may not borrow money, except that if permitted by its fundamental investment policies:

   . It may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed);

   . It may borrow up to an additional 5% of its total assets from anyone for temporary purposes;

   . It may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities; and

   . It may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

   Borrowing is a form of leverage, which may magnify a Fund's gain or loss. To mitigate the risks of leverage, the Fund will limit the amount it may borrow to not more than 33 1/3% of its total assets, taken at market value. In addition, the Fund will only borrow from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

DEBT SECURITIES
--------------------------------------------------------------------------------
   Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

Types of Debt Securities

   U.S. Government Securities

   U.S. government securities are securities that the U.S. Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury bills, which have initial maturities of less than one year, treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed Securities" and "Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in "Mortgage-Backed Securities" and "Other Asset-Backed Securities."

   The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the U.S. government generally does not back agency securities. Agency securities are typically supported in one of three ways:

   .  By the right of the issuer to borrow from the U.S. Treasury;

   . By the discretionary authority of the U.S. government to buy the obligations of the agency; or

   .  By the credit of the sponsoring agency.

    While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of a Fund.

    Corporate Bonds

    Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

    Mortgage-Backed Securities

    Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

    Governmental entities, private insurers and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

    Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

    Government National Mortgage Association (GNMA)

    GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of a Fund's shares. To buy GNMA securities, a Fund may have to pay a premium over the maturity value of the underlying mortgages, which a Fund may lose if prepayment occurs.

    Federal National Mortgage Association (FNMA)

    FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

    Federal Home Loan Mortgage Corporation (FHLMC)

    FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing.

    FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.


    Commercial Banks, Savings And Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers and other Secondary Market Issuers


    Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

    Risks of Mortgage-Backed Securities


    Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.


    Other Asset-Backed Securities

    These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

    Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

    To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.


    A Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

    Collateralized Mortgage Obligations (CMOs)

    CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs typically pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

    A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

    CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

    Short-Term Investments

    To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

    Bank Obligations

    A Fund will only invest in a security issued by a commercial bank if the bank:

    . Has total assets of at least $1 billion, or the equivalent in other currencies;

    . Is a U.S. bank and a member of the Federal Deposit Insurance Corporation; and

    . Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that a Fund may purchase.

    Time Deposits

    Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. A Fund may only purchase time deposits maturing from two business days through seven calendar days.

    Certificates of Deposit

    Certificates of deposit are negotiable certificates issued against money deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

    Bankers' Acceptance

    A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

    Commercial Paper

    Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. A Fund may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Bond Ratings" for a description of commercial paper ratings.

    Stripped Mortgage-Backed Securities

    Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

    Yankee Bonds

    Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

    Zero Coupon Bonds

    These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. A Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its assets to generate sufficient cash to satisfy certain income distribution requirements.

    These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U. S. Treasury sells itself.

    The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," a Fund can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

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Terms to Understand

    Maturity

    Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.


    Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual Fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.


    Duration


    Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years --the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.


    An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

Factors Affecting the Value of Debt Securities

    The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

    Interest Rates

    The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

    Prepayment Risk


    This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. A Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of a Fund. If left unattended, drifts in the average maturity of a Fund can have the unintended effect of increasing or reducing its effective duration, which may adversely affect its expected performance.

    Extension Risk


    The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of a Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

    Credit Rating

    Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

    Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.


    A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.


    Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause a Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

    Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. A Fund currently use ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P"), Duff & Phelps Rating Co. and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

    The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time a Fund buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. A Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. A Fund may invest in securities of any rating.

DERIVATIVES
--------------------------------------------------------------------------------
    Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. Unless, otherwise stated in a Fund's prospectus, a Fund can use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. A Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, a Fund will have offset any depreciation in the value of its assets by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of a Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.


Types of Derivatives


    Futures

    A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.


    Futures contracts are traded in the United States on commodity exchanges or Boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

    Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, or custodian bank when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

    Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. The opposite is also true. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

    A Fund may incur commission expenses when it opens or closes a futures position.


    Options

    An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

    Purchasing Put and Call Options


    When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the "option premium"). A Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

    Call options are similar to put options, except that a Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, a Fund would realize either no gain or a loss on the purchase of the call option.

    The purchaser of an option may terminate its position by:

    .   Allowing it to expire and losing its entire premium;

    . Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

    .   Closing it out in the secondary market at its current price.

    Selling (Writing) Put and Call Options


    When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. A Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over- the-counter option by entering into an offsetting transaction with the counter-party to the option.

    A Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, a Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, a Fund would hope to profit by closing out the put option at a lower price. If security prices fall, a Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

    The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, a Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, a Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

    A Fund is permitted only to write covered options. A Fund can cover a call option by owning:

    . The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

    . A call option on the same security or index with the same or lesser exercise price;

    . A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

     . Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

     . In the case of an index, a Fund of securities that corresponds to the index.

     A Fund can cover a put option by:

     .  Entering into a short position in the underlying security;

     . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

     . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

     .  Maintaining the entire exercise price in liquid securities.

     Options on Securities Indices

     Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     Options on Futures

     An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

     The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.


     A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. A Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. A Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

     A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, a Fund would retain the option premium, which would offset, in part, any decline in the value of its assets.

     The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to a Fund.

     Combined Positions

     A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     Forward Foreign Currency Exchange Contracts

     A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     . Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).

     . Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC.

     .  Do not require an initial margin deposit.

     . May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange .

     Foreign Currency Hedging Strategies

     A "settlement hedge" or "transaction hedge" is designed to protect a Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. A Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

     A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which a Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

     A Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

     It is difficult to forecast with precision the market value of certain assets at the expiration or maturity of a forward or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, a Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

     Swaps, Caps, Collars and Floors

     Swap Agreements

     A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.


     Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

     Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

     A swap agreement can be a form of leverage, which can magnify a Fund's gains or losses. In order to reduce the risk associated with leveraging, a Fund will cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund's accrued obligations under the agreement.

     Equity Swaps -- In a typical equity index swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

     Interest Rate Swaps -- Interest rate swaps are financial instruments that involve the exchange on one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swap involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.


     Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, a Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, a Fund may receive less money than it has agreed to pay.

  Currency Swaps -- A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

  Caps, Collars and Floors

  Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Risks of Derivatives

  While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of a Fund than if it had not entered into any derivatives transactions. Derivatives may magnify a Fund's gains or losses, causing it to make or lose substantially more than it invested.

  When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose a Fund to greater risks.

  Correlation of Prices

  A Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the assets a Fund it is trying to hedge. However, if a Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, a Fund may lose money, or may not make as much money as it expected.

  Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

  . Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

  . A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

  . Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

  Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

  While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of a Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of a Fund's investments precisely over time.

  Lack of Liquidity

  Before a futures contract or option is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. Although a Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, a Fund may not be able to close out its position. In an illiquid market, a Fund may:

  . Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

  .  Have to purchase or sell the instrument underlying the contract;

  .  Not be able to hedge its investments; and

  .  Not be able realize profits or limit its losses.

  Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

  . An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

  . Unusual or unforeseen circumstances may interrupt normal operations of an exchange;

  . The facilities of the exchange may not be adequate to handle current trading volume;

  . Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or . Investors may lose interest in a particular derivative or category of derivatives.

  Management Risk

  If the adviser incorrectly predicts stock market and interest rate trends, a Fund may lose money by investing in derivatives. For example, if a Fund were to write a call option based on its adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, a Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, a Fund could be required to purchase the security upon exercise at a price higher than the current market price.

  Volatility and Leverage

  The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

  .  Actual and anticipated changes in interest rates;

  .  Fiscal and monetary policies; and

  .  National and international political events.

  Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, a Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

  Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

  If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

EQUITY SECURITIES
--------------------------------------------------------------------------------

Types of Equity Securities

  Common Stocks

  Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's Board of directors.

  Preferred Stocks

  Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

  Convertible Securities

  Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at a Fund's option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer's capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock).

  Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. In addition, they are also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

  A synthetic convertible security is a combination investment in which a Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics, and other factors. Because a Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with a Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss, the market price of the option component generally reflects these differences in maturities, and the Adviser and applicable sub-adviser take such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, a Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If a Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

  Rights and Warrants

  A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued.
  Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

  An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities

  General Risks of Investing in Stocks

  While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

  Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

  . Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

  . Factors affecting an entire industry, such as increases in production costs; and

  . Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

  Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

  Small and Medium-Sized Companies

  Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

  Technology Companies

  Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

FOREIGN SECURITIES
--------------------------------------------------------------------------------

Types of Foreign Securities

  Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. People can invest in foreign securities in a number of ways:

  . They can invest directly in foreign securities denominated in a foreign currency;

  . They can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and

  .  They can invest in investment funds.

  American Depositary Receipts (ADRs)

  American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. EDRs are similar to ADRs, except that they are typically issued by European Banks or trust companies.

  Emerging Markets

  An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

  Investment Funds

  Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of a UAM Fund that invests in such investment funds will bear not only their proportionate share of the expenses of the UAM Fund (including operating expenses and the fees of the adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities

  Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

  Political and Economic Factors

  Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

  . The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

  . Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

  . The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

  . The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

  . A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit a Fund's ability to invest in a particular country or make it very expensive for a Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

  Information and Supervision

  There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States
  companies.   The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

  Stock Exchange and Market Risk

  The adviser anticipates that in most cases an exchange or over-the-counter
  (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

  . They are generally more volatile and not as developed or efficient as than those in the United States;

  .  They have substantially less volume;

  . Their securities tend to be less liquid and to experience rapid and erratic price movements;

  . Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates;

  . Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets; and

  . They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

  Foreign Currency Risk

  While the UAM Funds denominate their net asset value in United States dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the United States dollar will result in a corresponding change in value of
  securities denominated in that currency.   Some of the factors that may impair
  the investments denominated in a foreign currency are:

  . It may be expensive to convert foreign currencies into United States dollars and vice versa;

  . Complex political and economic factors may significantly affect the values of various currencies, including United States dollars, and their exchange rates;

  . Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

  . There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

  . Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

  . The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

  Taxes

  Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for a Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income a Fund receives from its investments. A Fund does not expect such foreign withholding taxes to have a significant impact on performance.

  Emerging Markets

  Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

  .  Have relatively unstable governments;

  . Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

  .  Offer less protection of property rights than more developed countries; and

  . Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

  Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The Euro

  The single currency for the European Economic and Monetary Union ("EMU"), the Euro, is scheduled to replace the national currencies for participating member countries over a period that began on January 1, 1999 and ends in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

  On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and redenominating many investments, currency balances and transfer mechanisms into Euros. A Fund also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, each Fund expects the conversion to the Euro to impact investments in countries that adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

  . Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

  . Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?

  .  How will existing currencies be exchanged into Euro?

  . Will suitable clearing and settlement payment systems for the new currency be created?

INVESTMENT COMPANIES
--------------------------------------------------------------------------------
  A Fund may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by a Fund. Like other shareholders, a Fund would pay its proportionate share of those fees. Consequently, shareholders of a Fund would pay not only the management fees of a Fund, but also the management fees of the investment company in which the Fund invests. A Fund may invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

  The SEC has granted an order that allows a Fund to invest the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Fund, provided that the investment is:

  .  For cash management purposes;

  .  Consistent with a Fund's investment policies and restrictions; and

  . The adviser to the investing Fund waives any fees it earns on the assets of a Fund that are invested in the UAM DSI Money Market Fund.

  A Fund will bear expenses of the UAM DSI Money Market Fund on the same basis as all of its other shareholders.

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
  In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). A Fund normally uses repurchase agreements to earn income on assets that are not invested.

  When a Fund enters into a repurchase agreement it will:

  . Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form; and

  . Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower to "mark to the market" on a daily basis).

  If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, a Fund's right to sell the security may be restricted. In addition, the value of the security might decline before a Fund can sell it and a Fund might incur expenses in enforcing its rights.

RESTRICTED SECURITIES
--------------------------------------------------------------------------------
  A Fund may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Board, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of a Fund's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by a Fund or less than what may be considered the fair value of such securities.

SECURITIES LENDING
--------------------------------------------------------------------------------
  A Fund may lend a portion of its total assets to broker- dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. When a Fund lends its securities, it will follow the following guidelines:

     . The borrower must provide collateral at least equal to the market value of the securities loaned;

     . The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the
        U. S. government;

     . The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

     .  It must be able to terminate the loan at any time;

     . It must receive reasonable interest on the loan (which may include a Fund investing any cash collateral in interest bearing short-term investments); and

     .  It must determine that the borrower is an acceptable credit risk.

     These risks are similar to the ones involved with repurchase agreements. When a Fund lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, a Fund could:

     . Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

     .  Experience delays in recovering its securities.

SHORT SALES
--------------------------------------------------------------------------------

Description of Short Sales

     Selling a security short involves an investor sale of a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

     Investors typically sell securities short to:

     .  Take advantage of an anticipated decline in prices.

     .  Protect a profit in a security it already owns.

     A Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which a Fund replaces the borrowed security. Likewise, a Fund can profit if the price of the security declines between those dates.

     To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. A Fund will incur transaction costs in effecting short sales. A Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses a Fund may be required to pay in connection with a short sale.

     The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

Short Sales Against the Box


     In addition, a Fund may engage in short sales "against the box." In a short sale against the box, a Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. A Fund will incur transaction costs to open, maintain and close short sales against the box.

Restrictions on Short Sales

     A Fund will not short sell a security if:

     . After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of a Fund net assets.

     . The market value of the securities of any single issuer that have been sold short by a Fund would exceed the two percent (2%) of the value of a Fund's net assets.

     . Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

     Whenever a Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities a Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN ISSUED TRANSACTIONS
--------------------------------------------------------------------------------
     A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities a Fund has committed to purchase before the securities are delivered, although a Fund may earn income on securities it has in a segregated account. A Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

     A Fund uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When a Fund engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

     When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

     A Fund will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. A Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.



Investment Policies of a Fund


     The following investment limitations are fundamental, which means a Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. A Fund will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, a Fund will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. Each Fund will not:

     . With respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. government or any if its agencies or instrumentalities).

     . With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer.

     . Invest more than 25% of its assets in companies within a single industry; however, there are no limitations on investments made in instruments issued or guaranteed by the U.S. government and its agencies.

     . Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 331/3% of the portfolio's gross assets valued at the lower of market or cost.

     .  Invest in physical commodities or contracts on physical commodities.

     . Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

     . Make loans except (i) by purchasing debt securities in accordance with its investment objectives and policies, (ii) entering into repurchase agreements or (iii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

     .  Underwrite the securities of other issuers.

     . Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into options, futures or repurchase transactions.

Management of the Company

     The Board manages the business of the company. The Board elects officers to manage the day-to-day operations of the company and to execute policies the Board has formulated. The Company pays each Independent Director the following fees:

     .  A $200 quarterly retainer fee per active Fund;

     . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;

     .  $1,500 for each private meeting of the Board;

     .  $1,000 for each telephonic meeting of the Board; and

     . $1,000 per day for attending seminars, up to a maximum of three events per year.

     In addition, the Company reimburses each Independent Director for travel and other expenses incurred while attending board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the Directors and allocated proportionately among all Funds in the UAM Complex. The Company does not pay its Interested Directors or officers for their services as Directors or officers.

BOARD MEMBERS
--------------------------------------------------------------------------------
     The following table lists the Board members and officers of the Company and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Company and total compensation received from the UAM Funds Complex. The UAM Funds Complex is currently comprised of 49 portfolios. Those people with an asterisk (*) beside their name are "interested persons" of the Company as that term is defined in the 1940 Act. Mr. English does have an investment advisory relationship with Investment Counselors of Maryland, an investment adviser to one of the portfolios in the UAM Funds Complex. However, the Company does not believe that the relationship is a material business relationship, and, therefore, does not consider him to be an interested Board member. If these circumstances change, the Board will determine whether any action is required to change the composition of the Board.

                                                                                                                 Total
                                                                                                              Compensation
                                                                                              Aggregate         From UAM
                                                                                            Compensation          Funds
     Name, Address,                                                                         from Company      Complex as of
     Date of Birth               Principal Occupations During the Past 5 years             as of 4/30/00         4/30/00
     ---------------------------------------------------------------------------------------------------------------------------
     John T. Bennett, Jr.        Mr. Bennett is President of Squam Investment                   $9,380            $38,950
     RR2 Box 700                 Management Company, Inc. and Great Island Investment
     Center Harbor, NH           Company, Inc. (investment management). From 1988 to
     03226                       1993, Mr. Bennett was President of Bennett Management
     1/26/29                     Company.  Mr. Bennett serves on the Board of each
                                 Company in the UAM Funds Complex.


     ----------------------------------------------------------------------------------------------------------------------------
     Nancy J. Dunn               Ms. Dunn has been Financial Officer of World Wildlife          $9,380            $38,950
     1250 24th St., NW           Fund (nonprofit), since January 1999.  From 1991 to
     Washington, DC              1999, Ms. Dunn was Vice President for Finance and
     20037                       Administration and Treasurer of Radcliffe College
     8/14/51                     (Education).  Ms. Dunn serves on the Board of each
                                 Company in the UAM Funds Complex.
     ----------------------------------------------------------------------------------------------------------------------------
     William A. Humenuk          Mr. Humenuk has been Senior Vice President                     $9,380            $38,950
     10401 N. Meridian St        Administration, General Counsel and Secretary of Lone
     Suite 400                   Star Industries Inc. (cement and ready-mix concrete)
     Indianapolis, IN            since March 2000.  From June 1998 to March 2000 he
     46290                       was Executive Vice President and Chief Administrative
     4/21/42                     Officer of Philip Services Corp. (ferrous scrap
                                 processing, brokerage and industrial outsourcing
                                 services).  Mr. Humenuk was a Partner in the
                                 Philadelphia office of the law firm Dechert Price &
                                 Rhoads from July 1976 to June 1998.  He was also
                                 formerly a Director of Hofler Corp. (manufacturer of
                                 gear grinding machines).  Mr. Humenuk serves on the
                                 Board of each Company in the UAM Funds Complex.
     ----------------------------------------------------------------------------------------------------------------------------
     Philip D. English           Mr. English is President and Chief Executive Officer           $9,380            $38,950
     16 West Madison Street      of Broventure Company, Inc., a company engaged in the
     Baltimore, MD 21201         investment management business.  He is also Chairman
     8/5/48                      of the Board of Chektec Corporation (Drugs) and Cyber
                                 Scientific, Inc. (computer mouse company). Mr.
                                 English serves on the Board of each Company in the
                                 UAM Funds Complex.
     ----------------------------------------------------------------------------------------------------------------------------
     Norton H. Reamer*           Chairman, Chief Executive Officer and a Director of                 0                  0
     One International Place     United Asset Management Corporation (financial
     Boston, MA 02110            services); Director, Partner or Trustee of each of
     3/21/35                     the Investment Companies of the Eaton Vance Group of
                                 Mutual Funds (mutual funds).

OFFICERS
--------------------------------------------------------------------------------
  The following table lists the officers of the Company and provides information regarding their present positions, date of birth, address and their principal occupations during the past five years. The Company's officers are paid by UAM, its affiliates or SEI, but not by the Company.

                                   Position
     Name, Address,                with
     Date of Birth                 Company         Principal Occupations During the Past 5 years
   ===============================================================================================================================
     Norton H. Reamer*           Board             You can find Mr. Reamer's biography in the table above.
     One International           Member;
     Place                       President
     Boston, MA 02110            and
     3/21/35                     Chairman
   -------------------------------------------------------------------------------------------------------------------------------
     William H. Park             Vice              Executive Vice President and Chief Financial Officer of United Asset
     One International           President         Management Corporation (financial services) since 1998.
     Place
     Boston, MA 02110
     9/19/47
   -------------------------------------------------------------------------------------------------------------------------------
     Gary L. French              Treasurer         President of UAMFSI (financial services) and UAMFDI (broker dealer); Treasurer
     211 Congress Street                           of the Fidelity Group of Mutual Funds from 1991 to 1995 (mutual funds); held
     Boston, MA 02110                              various other offices with Fidelity Investments (financial services) from
     7/4/51                                        November 1990 to March 1995.
   -------------------------------------------------------------------------------------------------------------------------------
     Linda T. Gibson             Secretary         General Counsel and Managing Director of UAM Investment Services, Inc.
     211 Congress Street                           (financial services); Senior Vice President and General Counsel of UAMFSI
     Boston, MA 02110                              (financial services) and UAMFDI (broker-dealer); Senior Vice President and
     7/31/65                                       Secretary of Signature Financial Group, Inc. (financial services) and affiliated broker-dealers from 1991 to 2000; Director and Secretary of
                                                   Signature Financial Group Europe, Ltd. (financial services) from 1995 to 2000;
                                                   Secretary of the Citigroup Family of Mutual Funds (mutual funds) from 1996 to
                                                   2000; Secretary of the 59 Wall Street Family of Mutual Funds (mutual funds)
                                                   from 1996 to 2000.
   -------------------------------------------------------------------------------------------------------------------------------
     Martin J. Wolin             Assistant         Vice President and Associate General Counsel of UAMFSI (financial services)
     211 Congress Street         Secretary         since February 1998; Assistant General Counsel of First Union Corporation
     Boston, MA 02110                              (financial services) from 1995 to 1998; Attorney with Signature Financial
     9/15/67                                       Group, Inc. (financial services) from 1994 to 1995.
   -------------------------------------------------------------------------------------------------------------------------------
     Theresa DelVeccio           Assistant         Secretary of UAMFSI (financial services) since February 1998; Secretary and
     211 Congress Street         Secretary         Compliance Officer of UAMFDI (broker-dealer) since February 2000; Assistant
     Boston, MA 02110                              Vice President of Scudder Kemper Investments (financial services) from May
     12/23/63                                      1992 to February 1998.
   -------------------------------------------------------------------------------------------------------------------------------
     Robert J. DellaCroce        Assistant         Director, Mutual Fund Operations - SEI Investments (financial services) since
     SEI Investments             Treasurer         June 1994; Senior Manager at Arthur Andersen (accounting firm) prior to 1994.
     One Freedom Valley Rd.
     Oaks, PA  19456
     12/17/63

Principal Shareholders

     As of August 21, 2000, the following persons or organizations held of record or beneficially 5% or more of the shares of a Fund:

                                                         Fund Name                       Percentage of Shares
        Name and Address of Shareholder                                                         Owned
     =================================================================================================================
        John D Curran Francis McCartin Tr            Intermediate Bond                          96.14%
        FBO Pipe Fitters Pension Fund                    Portfolio
        Local 597 U/A 01/05/55
        C/O Chicago Asset Management Co
        70 W Madison St. Floor 56
        Chicago, IL  60602-4261
     -----------------------------------------------------------------------------------------------------------------
        UMB Bank NA Cust                             Value/Contrarian                           44.12%
        FBO IBC Retirement Income Plan                   Portfolio
        928 Grand Blvd
        Kansas City, MO  64106-2008
     -----------------------------------------------------------------------------------------------------------------
        UMBSC & Co                                   Value/Contrarian                           13.21%
        FBO Interstate Brands                            Portfolio
        Moderate Growth
        PO Box 419175
        Kansas City, MO 64141-6175
     -----------------------------------------------------------------------------------------------------------------
        UMBSC & Co                                   Value/Contrarian                           12.43%
        FBO Interstate Brands                            Portfolio
        Conservative Growth
        PO Box 419175
        Kansas City, MO 64141-6175
     -----------------------------------------------------------------------------------------------------------------
        UMBSC & Co                                   Value/Contrarian                           10.36%
        FBO Interstate Brands                            Portfolio
        Aggressive Growth
        PO Box 419175
        Kansas City, MO 64141-6175
     -----------------------------------------------------------------------------------------------------------------

     Any shareholder listed above as owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. Shareholders controlling the portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio. As of August 21, 2000, the directors and officers of the Company owned less than 1% of the outstanding shares of a Fund.

Investment Advisory and Other Services

INVESTMENT ADVISER
--------------------------------------------------------------------------------
     Chicago Asset Management Company, a Delaware corporation located at 70 West Madison Street, 56th Floor, Chicago, Illinois 60602, is the investment adviser to the Funds. The adviser manages and supervises the investment of each Fund's assets on a discretionary basis. The adviser, an affiliate of United Asset Management Corporation, has specialized in the active management of stocks, bonds and balanced portfolios for institutional and tax-exempt clients since 1983. The adviser provides investment management services to corporations, unions, pension and profit sharing plans, trusts and other institutions.

     The adviser is a subsidiary of UAM. UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized more than 50 UAM Affiliated Firms. UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds Complex.

What is the Investment Philosophy and Style of the Adviser?

     Intermediate Bond Portfolio

     The adviser's approach is predicated on a controlled risk strategy that attempts to avoid dependence on interest rate anticipation while emphasizing value added through sector rotation and yield curve analysis. The firm seeks to add value by improving the odds in a risk/reward equation. The adviser focuses on the more traditional aspects of active portfolio management by scrutinizing sectors, coupons, call features, and the shape of the yield curve. The adviser attempts to construct the Fund for income and safety.

     Value/Contrarian Portfolio

     The adviser views itself as an equity manager who, by combining value judgment and contrarian opinion, strives to outperform the market and other money managers not by market timing, but by focusing on the selection of individual securities. Categorized as a large cap, bottom-up, value/contrarian strategy, the adviser's philosophy and strategy are qualitative and have remained the same since the inception of the firm.

Investment Advisory Agreement

     This section summarizes some of the important provisions of the Investment Advisory Agreement. The Company has filed the Investment Advisory Agreement with the SEC as part of its registration statement on Form N-1A.

     Service Performed by Adviser

     The adviser:

     .  Manages the investment and reinvestment of each Fund's assets;

     . Continuously reviews, supervises and administers the investment program of each Fund; and

     . Determines what portion of each Fund's assets will be invested in securities and what portion will consist of cash.

     Limitation of Liability

     In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its obligations and duties under the Investment Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Investment Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to a Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement.

     Continuing an Investment Advisory Agreement

     The Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually:

     . By a majority of those Board Members who are not parties to the Investment Advisory Agreement or interested persons of any such party; and

     . By a majority of the Board Members or by a majority of the shareholders of a Fund.

     Terminating an Investment Advisory Agreement

     The Company may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

     . A majority of a Fund's shareholders vote to do so or a majority of Board Members vote to do so; and

     .  It gives the adviser 60 days' written notice.

        The adviser may terminate the Investment Advisory Agreement at any time, without the payment of any penalty, upon 90 days' written notice to the Company.

     An Investment Advisory Agreement will automatically and immediately terminate if it is assigned.

Advisory Fees

     Intermediate Bond Portfolio

     For its services, Intermediate Bond Portfolio pays the adviser a fee calculated at an annual rate of 0.48% of its average daily net assets. Due to the effect of fee waivers by the adviser, the actual percentage of average net assets that the Fund pays in any given year may be different from the rate set forth in its contract with the adviser. For the last three fiscal years, the Fund paid the following in advisory fees to the adviser:

         Fiscal Year End     Investment Advisory Fees Paid    Investment Advisory Fees Waived    Total Investment Advisory Fee
     -----------------------------------------------------------------------------------------------------------------------------
             4/30/00                      $0                               $67,388                          $67,388
     -----------------------------------------------------------------------------------------------------------------------------
             4/30/99                      $0                               $65,702                          $65,702
     -----------------------------------------------------------------------------------------------------------------------------
             4/30/98                      $0                               $52,374                          $52,374

     Value/Contrarian Portfolio

     For its services, Intermediate Bond Portfolio pays the adviser a fee calculated at an annual rate of 0.63% of its average daily net assets. Due to the effect of fee waivers by the adviser, the actual percentage of average net assets that the Fund pays in any given year may be different from the rate set forth in its contract with the adviser. For the last three fiscal years, the Fund paid the following in advisory fees to the adviser:

         Fiscal Year End     Investment Advisory Fees Paid    Investment Advisory Fees Paid     Total Investment Advisory Fee
     ---------------------------------------------------------------------------------------------------------------------------
             4/30/00                    $172,108                          $ 54,810                         $226,918
     ---------------------------------------------------------------------------------------------------------------------------
             4/30/99                    $      0                          $137,651                         $137,651
     ---------------------------------------------------------------------------------------------------------------------------
             4/30/98                    $      0                          $120,386                         $120,386

DISTRIBUTOR
--------------------------------------------------------------------------------
     UAMFDI serves as the distributor for each portfolio of the Company. The Company offers its shares continuously. While UAMFDI will use its best efforts to sell shares of a Fund, it is not obligated to sell any particular amount of shares. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110. UAMFDI receives no compensation for its services as distributor of the Institutional Class Shares.



SHAREHOLDER SERVICING ARRANGEMENTS
--------------------------------------------------------------------------------
     UAM and each of its affiliates, may at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or services performed with respect to the Company or a fund. The person making such payments may do so out of its revenues, its profits or any other source available to it. Such servicing arrangements, when in effect, are made generally available to all qualified service providers. The adviser may also compensate its affiliated companies for referring investors to the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Administrator

     Pursuant to a Fund Administration Agreement with the Company, UAMFSI manages, administers and conducts the general business activities of the Company. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Company. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

     UAMFSI bears all expenses incurred in connection with the performance of its services under the Fund Administration Agreement. UAMFSI may, at its own expense, employ other people to assist it in performing its duties under the Fund Administration Agreement. Such people may be officers and employees who are employed by both UAMFSI and the Company. UAMFSI will pay such people for such employment. The Company will not incur any obligations with respect to such people. Other expenses incurred in the operation of the Company will be borne by the Company or other parties, including:

     .  Taxes, interest, brokerage fees and commissions;

     . Salaries and fees of officers and Board Members who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser;

     .  SEC fees and state Blue-Sky fees;

     .  EDGAR filing fees;

     .  Processing services and related fees;

     .  Advisory and administration fees;

     . Charges and expenses of pricing and data services, independent public accountants and custodians;

     .  Insurance premiums including fidelity bond premiums;

     .  Outside legal expenses;

     .  Costs of maintenance of corporate existence;

     . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of each portfolio of the Company;

     . Printing and production costs of shareholders' reports and corporate meetings;

     .  Cost and expenses of Company stationery and forms;

     .  Costs of special telephone and data lines and devices;

     .  Trade association dues and expenses; and

     .  Any extraordinary expenses and other customary expenses.

     The Fund Administration Agreement continues in effect from year to year if the Board specifically approves such continuance every year. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement automatically terminates upon its assignment by UAMFSI without the prior written consent of the Company.

Administration and Transfer Agency Fees


     The Funds pays a four-part fee to UAMFSI as follows:

     1. An annual fee to UAMFSI for administration services calculated as follows:

          .  $19,500 for the first operational class; plus

          .  $3,750 for each additional class; plus

          . 0.043% of the aggregate net assets of the Intermediate Bond Portfolio and 0.063% of the aggregate net assets of the Value/Contrarian Portfolio.

     2. An annual fee to UAMFSI for sub-administration and other services, which UAMFSI pays to SEI, calculated as follows:

          .  Not more than $35,000 for the first operational class; plus

          .  $5,000 for each additional operational class; plus

          . 0.03% of their pro rata share of the combined assets of the UAM Funds Complex.

     3. An annual fee to UAMFSI for transfer agent and dividend-disbursing services, which UAMFSI pays to DST Systems, Inc. calculated as follows:

          .  $10,500 for the first operational class; and

          .  $10,500 for each additional class.

     4. An annual fee to UAMFSI, which UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent, calculated as follows:

          .   $7,500 for the first operational class; and

          .  $2,500 for each additional class.

     Intermediate Bond Portfolio

     For the last three fiscal years the Fund paid the following in administration fees:


                Fiscal Year End                Total Administration Fee
     -------------------------------------------------------------------------
                    4/30/00                             $93,983
     -------------------------------------------------------------------------
                    4/30/99                             $19,805
     -------------------------------------------------------------------------
                    4/30/98                             $ 4,364

     Value/Contrarian Portfolio

     For the last three fiscal years the Fund paid the following in administration fees:


                Fiscal Year End                Total Administration Fee
     -------------------------------------------------------------------------
                    4/30/00                             $118,870
     -------------------------------------------------------------------------
                    4/30/99                             $ 28,471
     -------------------------------------------------------------------------
                    4/30/98                             $ 11,576

CUSTODIAN
--------------------------------------------------------------------------------
     The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of a Fund's assets pursuant to the terms of a custodian agreement with the Company.

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
     PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountant for each portfolio of the Company.

CODE OF ETHICS
--------------------------------------------------------------------------------
     The Company, its distributor and its investment advisers have adopted a code of ethics under Rule 17j-1 of the 1940 Act that permits personnel subject to their particular code of ethics to invest in securities, including securities that may be purchased or held by each Fund.

Brokerage Allocation and Other Practices

SELECTION OF BROKERS
--------------------------------------------------------------------------------
     The Investment Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for a Fund. The Investment Advisory Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for a Fund. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Investment Advisory Agreement. In so doing, a Fund may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction. During the fiscal year ended April 30, 2000, the adviser directed $9,462,114.24 of the portfolio's brokerage transactions to Direct Access Brokerage Services in exchange for certain research services. Commissions paid on those transactions were $15,719.50.


     It is not the practice of the Company to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Company may place trades with qualified broker-dealers who recommend the Company or who act as agents in the purchase of Company shares for their clients.

SIMULTANEOUS TRANSACTIONS
--------------------------------------------------------------------------------
     The adviser makes investment decisions for a Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including each Fund, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, a Company's Board periodically reviews the various allocation methods used by the adviser.

BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------

Equity Securities

     Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

Debt Securities


     Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Commissions Paid

     For the last three fiscal years, the Intermediate Bond Portfolio paid no brokerage commissions and the Value/Contrarian Portfolio paid the following in brokerage commissions.

                Fiscal Year End                Brokerage Commissions
     -------------------------------------------------------------------------
                    4/30/00                           $164,673
     -------------------------------------------------------------------------
                    4/30/99                           $ 23,446
     -------------------------------------------------------------------------
                    4/30/98                           $ 33,412

Capital Stock and Other Securities

The Company


     The Company was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Company changed its name to "UAM Funds Trust." The Company's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI. The Company is an open-end, management investment company and each Fund is diversified. This means that with respect to 75% of its total assets, each Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than U. S. government securities).

Description of Shares and Voting Rights

     The Company's Agreement and Declaration of Trust permits the Company to issue an unlimited number of shares of beneficial interest, without par value. The Board has the power to designate one or more series (portfolios) or classes of shares of beneficial interest without shareholder approval.

     Description of Shares

     When issued and paid for, the shares of each series and class of the Company are fully paid and non-assessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Board members can elect 100% of the Board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of a portfolio. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Board.

     If the Company is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocable to that class. The Company will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the portfolio. A majority of the Board may authorize the liquidation of any portfolio or class at any time.

     The Company will not hold annual meetings except when required to by the 1940 Act or other applicable law.

     Class Differences

     The Board has authorized three classes of shares, Institutional, Institutional Service and Advisor. Not all of the portfolios issue all of the classes. The three classes represent interests in the same assets of a portfolio and, except as discussed below, are identical in all respects.

     . Institutional Shares do not bear any expenses for shareholder servicing and the distribution of such shares pursuant to a distribution plan or other 12b-1 plan;

     . Institutional Service Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures; and

     . Advisor Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. Advisor Shares also charge a sales load on purchases.

     .  Each class of shares has different exchange privileges.

     Distribution and shareholder servicing fees reduce a class's:

     .  Net income;

     .  Dividends; and

     .  NAV to the extent the portfolio has undistributed net income.

Dividend and Distribution Options

     There are three ways for shareholders to receive dividends and capital gains:

     . Income dividends and capital gains distributions are reinvested in additional shares at net asset value;

     . Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV; and

     .  Income dividends and capital gains distributions are paid in cash.


     Unless the shareholder elects otherwise in writing, all dividends and distributions will automatically be reinvested in additional shares of each Fund at NAV (as of the business day following the record date). Shareholders may change their dividend and distributions option by writing to each Fund at least three days before the record date for income dividend or capital gain distribution.

     Each portfolio sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.


Federal Taxes


     A Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year so that it generally will be relieved of federal income and excise taxes. If a Fund were to fail to make sufficient distributions in a year, it would be subject to corporate income taxes and/or excise taxes. In addition, if the shortfall were large enough, a Fund could be disqualified as a regulated investment company. If a Fund were to fail to so qualify:
     (1) it would be taxed at regular corporate rates without any deduction for distributions to shareholder; and (2) its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if a Fund were to fail to make sufficient distributions in a year, a Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, a Fund could be disqualified as a regulated investment company.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. A Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

     At April 30, 2000, the Intermediate Bond Portfolio had a capital loss carryover of approximately $5,115 for federal income tax purposes that will expire on April 30, 2008. In addition, at April 30, 2000, the Intermediate Bond Portfolio had elected to defer $33,714 of post October capital losses for income tax purposes. These losses will be available to offset realized capital gains for the fiscal year ended April 30, 2001. As of April 30, 2000, the Value/Contrarian Portfolio has no capital loss carryovers.

Purchase, Redemption and Pricing of Shares

NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------

Calculating NAV

     The purchase and redemption price of the shares of a Fund is equal to its NAV. A Fund calculates its NAV by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. For purposes of this calculation:

     . Liabilities include accrued expenses, dividends payable and other liabilities; and

     . Total assets include the market value of the securities held by a Fund, plus cash and other assets plus income accrued but not yet received.

     Each Fund normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

How the Company Values it Assets

     Equity Securities

     Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against the U.S. dollar quoted by any major bank or by a broker.

     Debt Securities

     Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board determines that amortized cost reflects fair value.

     Other Assets

     The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Board.

PURCHASE OF SHARES
--------------------------------------------------------------------------------
     Service Agents may enter confirmed purchase orders on behalf of their customers. To do so, the Service Agent must receive your investment order before the close of trading on the NYSE and must transmit it to a Fund before the close of its business day to receive that day's share price. A Fund must receive proper payment for the order by the time a Fund calculates its NAV on the following business day. Service Agents are responsible to their customers and the Company for timely transmission of all subscription and redemption requests, investment information, documentation and money.

     Shareholders can buy full and fractional (calculated to three decimal places) shares of a Fund. The Company will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

     The Company may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of a Fund's shares.

In-Kind Purchases

     At its discretion, the Company may permit shareholders to purchase shares of a Fund with securities, instead of cash. If the Company allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "How the Company Values it Assets" at the next determination of net asset value after acceptance. The Company will issue shares of a Fund at the NAV of a Fund determined as of the same time.

     The Company will only acquire securities through an in-kind purchase for investment and not for immediate resale. The Company will only accept in-kind purchases if the transaction meets the following conditions:

     .  The securities are eligible investments for a Fund;

     .  The securities have readily available market quotations;

     . The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise;

     . All dividends, interest, subscription, or other rights pertaining to such securities become the property of a Fund and are delivered to a Fund by the investor upon receipt from the issuer; and

     . Immediately after the transaction is complete, the value of all securities of the same issuer held by a Fund cannot exceed 5% of its net assets. This condition does not apply to U.S. government securities.

     Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of a Fund's investments.


By Mail


     Requests to redeem shares must include:

     .  Share certificates, if issued;

     . A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered;

     .  Any required signature guarantees (see "Signature Guarantees"); and

     . Any other necessary legal documents for estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

By Telephone

     Shareholders may not do the following by telephone:

     . Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in this manner, you must submit a written request signed by each shareholder, with each signature guaranteed.

     .  Redeem shares represented by a certificate.

     The Company and UAMSSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened and before effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The Company or UAMSSC may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Company or UAMSSC does not employ the procedures described above. Neither the Company nor UAMSSC will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Redemptions-In-Kind

     If the Board determines that it would be detrimental to the best interests of remaining shareholders of a Fund to make payment wholly or partly in cash, a Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by a Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of securities received in payment of redemptions.

     The Company has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board may deem advisable; however, payment will be made wholly in cash unless the Board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of a Fund. If a Fund pays redemption proceeds with securities instead of cash, it will value such securities as set forth under "How the Company Values its Assets." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

Signature Guarantees

     The Company requires signature guarantees for certain types of documents, including:

     .  Written requests for redemption;

     . Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed; and

     .  On all stock certificates tendered for redemption.

     The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Company and its sub-transfer agent from fraud.

     The Company requires signature guarantees for the following redemptions:

     . Redemptions where the proceeds are to be sent to someone other than the registered shareowner(s);

     . Redemptions where the proceeds are to be sent to someplace other than the registered address; or

     .  Share transfer requests.

     The Company will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. You can get a complete definition of eligible guarantor institutions by calling 1-877-826-5465. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

Other Redemption Information

     Normally, a Fund will pay for all shares redeemed under proper procedures within seven days after it received your request. However, a Fund will pay your redemption proceeds earlier as applicable law so requires.


     The Company may suspend redemption privileges or postpone the date of payment:

     .  When the NYSE and custodian bank are closed;

     .  When trading on the NYSE is restricted;

     . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or to fairly determine the value of its assets; or

     .  For such other periods as the Commission may permit.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
     The exchange privilege is only available with respect to UAM Funds that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Institutional Service Class shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

     Neither the Company nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The Board may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage other mutual funds in the UAM Funds Complex and their shareholders.

TRANSFER OF SHARES
--------------------------------------------------------------------------------
     Shareholders may transfer shares of a Fund to another person by making a written request to a Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

Performance Calculations

     Each Fund measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. Each Fund calculates its current yield and average annual total return information according to the methods required by the SEC.

TOTAL RETURN
--------------------------------------------------------------------------------
     Total return is the change in value of an investment in a Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

     A Fund's average annual total return is calculated by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable expenses on an annual basis. Since Adviser Class Shares and Institutional Service Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

     Total return is calculated according to the following formula:

          P (1 + T)/n/ = ERV

          Where:
          P                       =   a hypothetical initial payment of $1,000
          T                       =   average annual total return
          n                       =   number of years
          ERV                     =   ending redeemable value of a hypothetical
                                      $1,000 payment made at the beginning of
                                      the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

Intermediate Bond Portfolio


     The table lists the Fund's average annual returns for the one-year period and the five-year period ended April 30, 2000 and the period from the Fund's inception date through April 30, 2000.


        One Year        Five Years      Since Inception      Inception Date
     -------------------------------------------------------------------------
          1.16%            5.59%             6.15%               01/24/95

Value/Contrarian Portfolio

     The table lists the Fund's average annual returns for the one-year period and the five-year period ended April 30, 2000 and the period from the Fund's inception date through April 30, 2000.


        One Year        Five Years      Since Inception      Inception Date
     -------------------------------------------------------------------------
         -10.24%          13.81%             15.15%             12/16/94

YIELD
--------------------------------------------------------------------------------
     Yield refers to the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all mutual funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

     The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Adviser Class Shares and Institutional Service Class Shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.

     Yield is obtained using the following formula:

          Yield = 2[((a-b)/(cd)+1)6-1]

          Where:

          a =  dividends and interest earned during the period

          b =  expenses accrued for the period (net of reimbursements)

          c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

          d = the maximum offering price per share on the last day of the period.

     For period ended April 30, 2000, the Intermediate Bond Portfolio's 30-day SEC yield was ___%.

COMPARISONS
--------------------------------------------------------------------------------
     Each Fund's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further described in this SAI. This information may also be included in sales literature and advertising.

     To help investors better evaluate how an investment in each Fund might satisfy their investment objective, advertisements regarding the Company or a Fund may discuss various measures of performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. Please see "Comparative Benchmarks" for publications, indices and averages that may be used.

     In assessing such comparisons of performance, an investor should keep in mind:

     . That the composition of the investments in the reported indices and averages is not identical to the composition of investments in each Fund;

     .  That the indices and averages are generally unmanaged;

     . That the items included in the calculations of such averages may not be identical to the formula used by a Fund to calculate its performance; and

     .  That shareholders cannot invest directly in such indices or averages.

     In addition, there can be no assurance that a Fund will continue this performance as compared to such other averages.

Financial Statements

     The following documents are included in a Fund's April 30, 2000 Annual
     Report:

     .  Financial statements for the fiscal year ended April 30, 2000;

     .  Financial highlights for the respective periods presented; and

     .  The report of PricewaterhouseCoopers LLP.

     Each of the above-referenced documents is incorporated by reference into this SAI. However, no other parts of each Fund's Annual Report is incorporated by reference herein. Shareholders may get copies of a Fund's Annual Report free of charge by calling the UAM Funds at the telephone number appearing on the front page of this SAI.

Glossary

     All terms that this SAI does not otherwise define, have the same meaning in the SAI as they do in the prospectus of a Fund.

     1933 Act means the Securities Act of 1933, as amended.

     1934 Act means the Securities Exchange Act of 1934, as amended.

     1940 Act means the Investment Company Act of 1940, as amended.

     Adviser means the investment adviser of each Fund.

     Board Member refers to a single member of the Company's Board.

     Board refers to the Company's Board of Trustees as a group.

     Company refers to UAM Funds Trust.

     Independent Board Member refers Board Members that are not Interested Board Members.

     Interested Board Member refers to an "interested person" (as defined by the 1940 Act) of the Company. A Board Member may by an interested person of the Company because they are affiliated with one of the Company's investment advisers, United Asset Management Corporation or the Company's principal underwriter.

     NAV is the net asset value per share of a Fund.

     NYSE is the New York Stock Exchange. Also known as "The Exchange" or "The Big Board."

     Funds refer to the Chicago Asset management Intermediate Bond and Value/Contrarian Portfolio, which is a series of the Company.

     SEC is the Securities and Exchange Commission. The SEC is the federal agency that administers most of the federal securities laws in the United States. In particular, the SEC administers the 1933 Act, the 1940 Act and the 1934 Act.

     SEI is SEI Investments Mutual Funds Services, the Company's sub-administrator.

     UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Inc. II and all of their portfolios.

     UAM is United Asset Management Corporation.

     UAMFDI is UAM Fund Distributors, Inc., the Company's principal underwriter.

     UAMFSI is Uam Fund Services, Inc., the Company's administrator.

     UAMSSC is UAM Fund Shareholder Servicing Center, Inc., the Company's sub-shareholder-servicing agent.

Bond Ratings

MOODY'S INVESTORS SERVICE, INC.
---------------------------------------------------------------------------


Preferred Stock Ratings

     aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

     a An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa An issue that is rated "baa" is considered to be a medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa An issue that is rated "caa" is of poor standing, such issues may be in default or there may be other elements of danger with respect to principal or interest.

     ca An issue that is rated "ca" is speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

     plus (+) or          Moody's applies numerical modifiers 1, 2, and 3 in
                          each rating classification: the modifier 1

     minus (-)            indicates that the security ranks in the higher end of
                          its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Debt Ratings - Taxable Debt & Deposits Globally

     Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

     A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Con. (...)           (This rating applies only to U.S. Tax-Exempt
                          Municipals) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Prime Rating System - Taxable Debt & Deposits Globally

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.


     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                       . Leading market positions in well-established industries.

                       . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                       . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                       . Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


     Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Not Prime     Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Services
--------------------------------------------------------------------------

Long-Term Issue Credit Ratings

     Issue credit ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

     2.  Nature of and provisions of the obligation;

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.


     AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


     Obligations rated 'BB,' 'B,' 'CCC,' 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.


     BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB,' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC An obligation rated 'CCC' is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

     CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.

     C A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to non-payment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy. Debt obligations of issues outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor and do not take into account currency exchange and related uncertainties.

     Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

     A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D               A short-term obligation rated 'D' is in payment default.
                     The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks

     Country risks considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identity those instances where sovereign risks make them different for the same issuer.


FITCH RATINGS
--------------------------------------------------------------------------------

International Long-Term Credit Ratings


     Investment Grade

     AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

     Speculative Grade

     BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

     DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations.

                           Entities rated "DDD" have the highest prospect for
                     resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

International Short-Term Credit Ratings

     F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C High default risk. Default is a real possibility. Capacity for meeting financial commitments that is highly uncertain and solely reliant upon a sustained, favorable business and economic environment.

     D               Default.  Denotes actual or imminent payment default.

     Notes

     "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC,' or to short-term ratings other than 'F1.'

     'NR'  indicates that Fitch does not rate the issuer or issue in question.

     'Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

Comparative Benchmarks

     CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

     Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

     Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

     Dow Jones Industrial Average - a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

     Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper, Inc., Morningstar, Inc., The New York Times, Personal Investor, The Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

     Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.

     IBC's Money Fund Average/All Taxable Index - an average of all major money market fund yields, published weekly for 7- and 30-day yields.

     IFC Investable Composite Index - an unmanaged market capitalization-weighted index maintained by the International Finance Corporation. This index consists of over 890 companies in 26 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

     Lehman Brothers Indices:
     ------------------------

     Lehman Brothers Aggregate Bond Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issues of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $150 million.

     Lehman Brothers Credit Bond Index - an unmanaged index of all publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, nonconvertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

     Lehman Brothers Government Bond Index - an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

     Lehman Brothers Government/Corporate Bond Index - an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $150 million. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

     Lehman Brothers High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, nonconvertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

     Lehman Brothers Intermediate Government/Corporate Index - an unmanaged fixed income, market value-weighted index that combines the Lehman Brothers Government Bond Index (intermediate-term sub-index) and Lehman Credit Bond Index (intermediate-term sub-index).

     Lehman Brothers Mortgage-Backed Securities Index - an unmanaged index of all fixed-rate securities backed by mortgage pools of Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).

     Lipper, Inc./Lipper Indices/Lipper Averages
     -------------------------------------------

     The Lipper Indices are equally weighted indices for typically the 30 largest mutual funds within their respective portfolio investment objectives. The indices are currently grouped in six categories: U.S. Diversified Equity with 12 indices; Equity with 27 indices, Taxable Fixed-Income with 20 indices, Tax-Exempt Fixed-Income with 28 indices, Closed-End Funds with 16 indices, and Variable Annuity Funds with 18 indices.

     In September, 1999, Lipper, Inc. introduced its new portfolio-based mutual fund classification method in which peer comparisons are based upon characteristics of the specific stocks in the underlying funds, rather than upon a broader investment objective stated in a prospectus. Certain of Lipper, Inc.'s classifications for general equity funds' investment objectives were changed while other equity objectives remain unchanged. Changing investment objectives include Capital Appreciation Funds, Growth Funds, Mid-Cap Funds, Small-Cap Funds, Micro-Cap Funds, Growth & Income Funds, and Equity Income Funds. Unchanged investment objectives include Sector Equity Funds, World Equity Funds, Mixed Equity Funds, and certain other funds including all Fixed Income Funds and S&P(R) Index Funds.

     Criteria for the Lipper Indices are: 1) component funds are largest in group; 2) number of component funds remains the same (30); 3) component funds are defined annually; 4) can be linked historically; and 5) are used as a benchmark for fund performance.

     Criteria for the Lipper Averages are: 1) includes all funds in the group in existence for the period; 2) number of component funds always changes; 3) universes are dynamic due to revisions for new funds, mergers, liquidations, etc.; and 4) will be inaccurate if historical averages are linked.

     Certain Lipper, Inc. indices/averages used by the UAM Funds may include, but are not limited to, the following:

     Lipper Short-Intermediate Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of one to five years or less. (Taxable Fixed-Income category)

     Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. (Equity category)

     Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities. (Equity category)

     Lipper Equity Mid Cap Fund Index - an unmanaged index of funds that by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. (Equity category)

     Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase. (Equity category)

     Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size which invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. (Equity category)

     Lipper Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

     Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).

     Merrill Lynch 1-3 Year Treasury Index - an unmanaged index composed of U.S. treasury securities with maturities from 1 to 3 years.

     Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

     Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

     NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs.

     Nikkei Stock Average - a price weighted index of 225 selected leading stocks listed on the First Section of the Tokyo Stock Exchange.

     New York Stock Exchange composite or component indices -- capitalization-weighted unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

     Russell U.S. Equity Indices:
     ----------------------------

     Russell 3000(R) Index - measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

     Russell 1000(R) Index - an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

     Russell 2000(R) Index -- an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

     Russell Top 200(TM) Index - measures the performance of the 200 largest companies in the Russell 1000 Index, which represents approximately 74% of the total market capitalization of the Russell 1000 Index.

     Russell Mid-Cap(TM) Index -- measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

     Russell 2500(TM) Index - an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

     Russell 3000(R) Growth Index - measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indices.

     Russell 3000(R) Value Index - measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indices.

     Russell 1000(R) Growth Index - measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 1000(R) Value Index - measures the performance of those Russell 1000 with lower price-to-book ratios and lower forecasted growth values.

     Russell 2000(R) Growth Index - measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 2000(R) Value Index - measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

     Russell Top 200(TM) Growth Index - measures the performance of those Russell Top 200 companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

     Russell Top 200(TM) Value Index - measures the performance of those Russell Top 200 companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     Russell Midcap(TM) Growth Index - measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

     Russell Midcap(TM) Value Index - measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     Russell 2500(TM) Growth Index - measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 2500(TM) Value Index - measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

     Ryan Labs 5 Year GIC Master Index - an arithmetic mean of market rates of $1 million GIC contracts held for five years. The market rates are representative of a diversified, investment grade portfolio of contracts issued by credit worthy insurance companies. The index is unmanaged and does not reflect any transaction costs. Direct investment in the index is not possible.

     Standard & Poor's U.S. Indices:
     -------------------------------
     In October, 1999, Standard & Poor's and Morgan Stanley Capital International launched a new global industry classification standard consisting of 10 economic sectors aggregated from 23 industry groups, 59 industries, and 123 sub-industries covering almost 6,000 companies globally. The new classification standard will be used with all of their respective indices. Features of the new classification include 10 economic sectors, rather than the 11 S&P currently uses. Sector and industry gradations are less severe. Rather than jumping from 11 sectors to 115 industries under the former S&P system, the new system progresses from 10 sectors through 23 industry groups, 50 industries and 123 sub-industries.

     S&P 500 Index - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks. Widely regarded as the standard for measuring large-cap U.S. stock market performance. It is used by 97% of U.S. money managers and pension plan sponsors. More than $1 trillion is indexed to the S&P 500.

     S&P MidCap 400 Index -- consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value. It is used by over 95% of U.S. managers and pension plan sponsors. More than $25 billion is indexed to the S&P MidCap 400.

     S&P SmallCap 600 Index - an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors. It is gaining wide acceptance as the preferred benchmark for both active and passive management due to its low turnover and greater liquidity. Approximately $8 billion is indexed to the S&P SmallCap 600.

     S&P SuperComposite 1500 - combines the S&P 500, MidCap 400, and SmallCap 600 indices, representing 87% of the total U.S. equity market capitalization.

     S&P 100 Index - known by its ticker symbol OEX, this index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue chip stocks across diverse industry groups.

     S&P/BARRA Growth and Value Indices - are constructed by grouping the securities in the S&P 500 Index according to price-to-book ratio. The Value index contains the companies with the lower price-to-book ratios; while the companies with the higher price-to-book ratios are contained in the Growth index.

     S&P REIT Composite Index - launched in 1997, this benchmark tracks the market performance of U.S. Real Estate Investment Trusts, known as REITS. The REIT Composite consists of 100 REITs chosen for their liquidity and importance in representing a diversified real estate Fund. The Index covers over 80% of the securitized U.S. real estate market.

     S&P Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

     Standard & Poor's CANADA Indices:
     ---------------------------------
     S&P/TSE Canadian MidCap Index - measures the performance of the mid-size company segment of the Canadian equity market.

     S&P/TSE Canadian SmallCap Index - Measures the small company segment of the Canadian equity market.

     Standard & Poor's Global Indices:
     ---------------------------------

     S&P Global 1200 Index - aims to provide investors with an investable Fund. This index, which covers 29 countries and consists of seven regional components, offers global investors an easily accessible, tradable set of stocks and particularly suits the new generation of index products, such as exchange-traded funds (ETFs).

     S&P Euro and S&P Euro Plus Indices - the S&P Euro Index covers the Eurobloc countries; the Euro Plus Index includes the Euro markets as well as Denmark, Norway, Sweden and Switzerland. The S&P Euro Plus Index contains

     200 constituents, and the S&P Euro Index, a subset of Euro Plus, contains 160 constituents. Both indices provide geographic and economic diversity over 11 industry sectors.

     S&P/TSE 60 Index - developed with the Toronto Stock Exchange, is designed as the new Canadian large cap benchmark and will ultimately replace the Toronto 35 and the TSE 100.

     S&P/TOPIX 150 - includes 150 highly liquid securities selected from each major sector of the Tokyo market. It is designed specifically to give portfolio managers and derivative traders an index that is broad enough to provide representation of the market, but narrow enough to ensure liquidity.

     S&P Asia Pacific 100 Index - includes highly liquid securities from each major economic sector of major Asia-Pacific equity markets. Seven countries -- Australia, Hong Kong, Korea, Malaysia, New Zealand, Singapore, and Taiwan --are represented in the new index.

     S&P Latin America 40 Index - part of the S&P Global 1200 Index, includes highly liquid securities from major economic sectors of Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the new index.

     S&P United Kingdom 150 Index - includes 150 highly liquid securities selected from each of the new S&P sectors. The S&P UK 150 is designed to be broad enough to provide representation of the market, but narrow enough to ensure liquidity.

     Salomon Smith Barney Global excluding U.S. Equity Index - an unmanaged index comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

     Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities of one year or greater, but less than three years.

     Salomon Smith Barney Three-Month T-Bill Average -- the average for all treasury bills for the previous three-month period.

     Salomon Smith Barney Three-Month U.S. Treasury Bill Index - a return equivalent yield average based on the last three 3-month Treasury bill issues.

     Savings and Loan Historical Interest Rates -- as published by the U.S. Savings and Loan League Fact Book.

     Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. treasury bills and inflation.

     Target Large Company Value Index - an index comprised of large companies with market capitalizations currently extending down to approximately $1.9 billion that are monitored using a variety of relative value criteria in order to capture the most attractive value opportunities available. A high quality profile is required and companies undergoing adverse financial pressures are eliminated.

     U.S. Three-Month Treasury Bill Average - the average return for all treasury bills for the previous three month period.

     Value Line Composite Index -- composed of over 1,600 stocks in the Value Line Investment Survey.

     Wilshire Real Estate Securities Index - a market capitalization-weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The index is used by the institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison.

     Wilshire REIT Index - includes 112 real estate investment trusts (REITs) but excludes seven real estate operating companies that are included in the Wilshire Real Estate Securities Index.

     Note: With respect to the comparative measures of performance for equity securities described herein, comparisons of performance assume reinvestment of dividends, except as otherwise stated.

                            UAM Funds
                            Funds for the Informed Investor sm

Clipper Focus Portfolio

Institutional Class Shares Prospectus                          September 1, 2000





                                 [LOGO OF UAM}

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 Table Of Contents


Fund Summary.................................................................. 1
 What are the Fund's Objectives?.............................................. 1
 What are the Fund's Principal Investment Strategies?......................... 1
 What are the Fund's Principal Risks?......................................... 2
 How Has the Fund Performed?.................................................. 3
 What are the Fund's Fees and Expenses?....................................... 4

Investing with the Uam Funds.................................................. 5
 Buying Shares................................................................ 5
 Redeeming Shares............................................................. 6
 Exchanging Shares............................................................ 8
 Transaction Policies......................................................... 8
 Account Policies.............................................................10

Additional Information About the Fund.........................................12
 Other Investment Practices and Strategies....................................12
 Investment Management........................................................13
 Shareholder Servicing Arrangements...........................................13

Financial Highlights..........................................................15

 Fund Summary



WHAT ARE THE FUND'S OBJECTIVES?
-------------------------------------------------------------------------------

  The fund seeks long-term capital growth. The fund may change its invest-ment objective without shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
-------------------------------------------------------------------------------

  The adviser invests like a long-term business partner would invest--it values a company's assets, projects long-term free cash flows and seeks shareholder-oriented management. The adviser's investment process is very research intensive and includes meeting with company management, competi-tors and customers. Some of the major factors the adviser considers when appraising an investment include balance sheet strength and the ability to generate earnings and free cash flow. The adviser's analysis gives little weight to current dividend income.

  The adviser prepares valuation models for each company being researched to identify companies that it believes the market has undervalued. The valua-tion models attempt to calculate each company's intrinsic value based on private market transactions and discounted cash flow. The adviser adds companies to the fund when their share price trades below the adviser's estimate of intrinsic value and sells companies when their share prices reach the adviser's estimate of intrinsic value.

  The adviser believes that its approach will lead to investments in domi-nant companies that:

  .   Have leading market positions.

  . Are in industries that are often "out-of-favor" in the investment com-munity.

  The adviser believes that it can produce superior long-term performance by concentrating on its best investment ideas. Therefore, the fund will be more concentrated than the average equity mutual fund. The fund, which is a "non-diversified" mutual fund, generally contains between 15 to 35 stocks. The fund will generally hold its investment in a particular com-pany for an extended period. The adviser expects to invest fully the as-sets of the fund. Consequently, the adviser generally expects cash re-serves to be less than 5% of the total assets of the fund.

Special Situations

  The fund may invest in special situations. A special situation arises when the adviser believes the securities of a particular company will appreci-ate in value within a reasonable period because of unique circumstances appli-cable to that company. Special situations are events that could change or temporarily hamper the ongoing operations of a company, including, but not limited to:

  . Liquidations, reorganizations, recapitalizations, mergers or temporary financial liquidity restraints.

  . Material litigation, technological breakthroughs or temporary produc-tion or product introduction problems.

  . Natural disaster, sabotage or employee error and new management or management policies.

  Special situations affect companies of all sizes and generally occur re-gardless of general business conditions or movements of the market as a whole.

  Special situations often involve much greater risk than is inherent in or-dinary investment securities. In addition, the market price of companies subject to special situations may never reflect any perceived intrinsic values.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
-------------------------------------------------------------------------------

  As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or be-cause the adviser did not implement its strategy properly. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

  As with all equity funds, the risks that could affect the value of the fund's shares and the total return on your investment include the possi-bility that the equity securities held by the fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securi-ties may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly re-lated to a specific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

  Value oriented mutual funds may not perform as well as certain other types of equity mutual funds during periods when value stocks are out of favor.

  Diversifying a mutual fund's investment can reduce the risks of investing by limiting the amount of money it invests in any one issuer or, on a broader scale, in any one industry. Since the fund is not diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, being non-diversified may cause the value of its shares to be more sensitive to changes in the market value of a single issuer or industry relative to diversified mutual funds.

  The fund expects to remain fully invested in equity securities at all times. In bear markets a fully invested mutual fund will generally decline further than a portfolio with cash and or bond reserves.

HOW HAS THE FUND PERFORMED?
--------------------------------------------------------------------------------

  The following information illustrates some of the risks of investing in the fund. The bar chart shows how performance of the fund has varied from year to year. The average annual return table compares the average annual returns of the fund to those of a broad-based securities market index. Re-turns are based on past results and are not an indication of future per-formance.

Calendar Year Returns

                                    [CHART]

  During the periods shown in the chart for the fund, the highest return for a quarter was 10.01% (quarter ending 6/30/99) and the lowest return for a quarter was -5.71% (quarter ending 9/30/99). For the period from January 1, 2000, through June 30, 2000, the fund returned -0.23%.

Average Annual Returns For Periods Ended December 31, 1999

                                    Since
                            1 Year 9/10/98*
  -----------------------------------------
   Clipper Focus Portfolio  -1.88%  11.80%
  -----------------------------------------
   S&P 500 Index            21.04%  39.74%

  * Beginning of operations. Index comparisons begin on August 31, 1998.

WHAT ARE THE FUND'S FEES AND EXPENSES?
-------------------------------------------------------------------------------

Shareholder Transaction Fees (fees paid directly from your investment)

  The fund is a no-load investment, which means there are no fees or charges to buy or sell its shares, to reinvest dividends or to exchange into other UAM Funds.

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

  The fund does have annual operating expenses and as a shareholder you pay them indirectly. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

   Management Fees                       1.00%
  --------------------------------------------
   Other Expenses*                       0.46%
  --------------------------------------------
   Total Annual Fund Operating Expenses  1.46%

  * "Other Expenses" presented in the table above may be higher than the ex-penses you would actually pay as a shareholder in the fund because the adviser has voluntarily agreed to limit the expenses of the fund to the extent necessary to keep its total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.40% of its average daily net assets. The adviser may change or cancel its expense limitation at any time. In addition "Other Expenses" do not take into account any expense offset arrangement the fund may have that would reduce its custodian fee based on the amount of cash the fund maintains with its custodian. This would also have the effect of reducing the fund's expenses.

Example

  This example can help you to compare the cost of investing in the fund to the cost of investing in other mutual funds. The example assumes you in-vest $10,000 in the fund for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year                3 Years                           5 Years                           10 Years
  ---------------------------------------------------------------------------------------------------
    $149                  $462                              $797                              $1,746

 Investing with the UAM Funds


BUYING SHARES
-------------------------------------------------------------------------------

By Mail

  You can open an account with the fund by sending a check or money order and your account application to the UAM Funds. You should make your check or money order payable to the "UAM Funds." The UAM Funds do not accept third-party checks. You can add to an existing account by sending a check and, if possible, the "Invest by Mail" stub that accompanied your state-ment to the UAM Funds. Be sure your check identifies clearly your name, your account number and the fund name.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

  Express Mail Address

  UAM Funds
  210 West 10th Street
  Kansas City, MO 64105

By Wire

  To open an account by wire, first call 1-877-826-5465 for an account num-ber and wire control number. Next, send your completed account application to the UAM Funds. Finally, wire your money using the wiring instructions set forth below. To add to an existing account by wire, call 1-877-826-5465 to get a wire control number and wire your money to the UAM Funds.

  Wiring Instructions

  United Missouri Bank
  ABA # 101000695
  UAM Funds
  DDA Acct. # 9870964163
  Ref: fund name/account number/
  account name/wire control number

By Automatic Investment Plan (Via Automated Clearing House or ACH)

  You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a com-pleted application to the UAM Funds. To cancel or change a plan, write to the UAM Funds. Allow up to 15 days to create the plan and 3 days to cancel or change it.

Minimum Investments

  You can open an account with the fund with a minimum initial investment of $2,500 ($500 for individual retirement accounts (IRAs) and $250 for Spousal IRAs). You can buy additional shares for as little as $100.

Fund Codes

  The fund's reference information, which is listed below, will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily net asset value per share (NAV) or get additional information.


     Trading
     Symbol                            CUSIP                                               Fund Code
  --------------------------------------------------------------------------------------------------
      CLPRX                          902556786                                                781

Rights Reserved by the UAM Funds

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares;

  .   Reject any purchase order; or

  . Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting manage-ment and by increasing expenses.)

REDEEMING SHARES
-------------------------------------------------------------------------------

By Mail

  Send a letter to the UAM Funds specifying:

  .   The fund name;

  .   The account number;

  .   The dollar amount or number of shares you wish to redeem;

  .   The account name(s); and

  .   The address.

  All registered share owner(s) in the exact name(s) and any special capacity in which they are registered must sign the letter.

  Certain shareholders may need to include additional documents to redeem shares. Please see the Statement of Additional Information (SAI) if you need more information.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

By Telephone

  You may redeem shares over the phone by calling 1-877-826-5465. To partic-ipate in this service and to receive your redemptions by wire, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Online

  You can redeem shares on the Internet at www.uam.com. For login informa-tion, including your personal identification number (PIN), please call 1-877-826-5465.

By Systematic Withdrawal Plan (Via ACH)

  If your account balance is at least $10,000, you may transfer as little as $100 per month from your UAM Funds account to another financial institu-tion. To participate in this service, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Payment of Redemption Proceeds

  Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file). The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form.

  The UAM Funds may require that a bank or member firm of a national securi-ties exchange guarantee signatures. A notary public cannot guarantee a signature. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the UAM Funds may require a share-holder to furnish additional legal documents to insure proper authoriza-tion.

  If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date. You may avoid these delays by paying for shares with a certified check, bank check or money order.

Rights Reserved by the UAM Funds

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:


  .   Trading on the New York Stock Exchange is restricted; or

  . The Securities and Exchange Commission allows the UAM Funds to delay redemptions.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. You can also exchange shares of the UAM Funds on the Internet at www.uam.com. For login information, including your personal identification number (PIN), please call 1-877-826-5465. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

Rights Reserved by the UAM Funds

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders;

  .   Reject any request for an exchange; or

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund on each day the New York Stock Exchange is open at a price equal to its NAV next computed af-ter it receives and accepts your order. NAVs are calculated as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. East-ern Time). Therefore, to receive the NAV on any given day, the UAM Funds must accept your order before the close of trading on the New York Stock Exchange that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following business day.

  Since securities that are traded on foreign exchanges may trade on days when the New York Stock Exchange is closed, the value of a UAM Fund may change on days when you are unable to purchase or redeem shares.

  The UAM Funds calculate their NAVs by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use current market prices to value their investments. However, the UAM Funds may value investments at fair value when market prices are not readily available or when events oc-cur that make established valuation methods (such as stock exchange clos-ing prices) unreliable. The UAM Funds will determine an in-vestment's fair value according to methods established by the Board. The UAM Funds value debt securities that are purchased with remaining maturi-ties of 60 days or less at amortized cost, which approximates market val-ue. The UAM Funds may use a pricing service to value some of their assets, such as debt securities or foreign securities.

Buying or Selling Shares through a Financial Intermediary

  You may buy or sell shares of the UAM Funds through a financial intermedi-ary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must re-ceive your order before the close of trading on the New York Stock Ex-change that day. Your financial intermediary is responsible for transmit-ting all purchase and redemption requests, investment information, docu-mentation and money to the UAM Funds on time. Your financial intermediary may charge additional transaction fees for its services.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

In-Kind Transactions

  Under certain conditions and at the UAM Funds' discretion, you may pay for shares of a UAM Fund with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities in-stead of cash.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine. The UAM Funds will not be re-sponsible for any loss, liability, cost or expense for following instruc-tions received by telephone reasonably believed to be genuine.

ACCOUNT POLICIES
-------------------------------------------------------------------------------

Small Accounts

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts; or

  . When the value of your account falls because of market fluctuations and not your redemptions.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

Distributions

  Normally, the fund distributes its net investment income quarterly and its net capital gains at least once a year. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the fund, un-less you elect on your account application to receive them in cash.

Federal Taxes

  The following is a summary of the federal income tax consequences of in-vesting in the fund. This summary does not apply to shares held in an in-dividual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such ac-counts may, however, be taxable at some time in the future. You should al-ways consult your tax advisor for specific guidance regarding the tax ef-fect of your investment in the UAM Funds.

  Taxes on Distributions Distributions of the fund will generally be taxable to shareholders as ordinary income or capital gains. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The amount of tax you may pay on a distribution will be based on the amount of time the fund held its investments, not how long you held your shares. Dividends and distribu-tions of short-term capital gains (capital gains relating to securities held for twelve months or less) are generally taxable at the same rate as ordinary income. Distributions of long-term capital gains (capital gains relating to securities held for more than twelve months) are generally taxable as long-term capital gains. Once a year UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying a dividend" and should be avoided.

  The fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the fund receives from U.S. corpora-tions may be eligible for the corporate dividends-received deduction, sub-ject to certain holding period requirements and financing limitations.

  If the fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the fund received from sources in foreign countries. The fund may elect to treat some of those taxes as a distribution to shareholders, which would allow share-holders to offset some of their U.S. federal income tax.

  Taxes on Exchanges and Redemptions When you exchange or redeem shares in the fund, you may recognize a capital gain or loss for federal tax purpos-es. This gain or loss will be based on the difference between the cost of your shares (tax basis) and the amount you receive for them. To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.

  Generally, your gain or loss will be long-term or short-term depending on whether your holding period exceeds 12 months. However, any loss you real-ize on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions you received on the shares.

  Backup Withholding By law, the fund must withhold 31% of your distribu-tions and redemption proceeds if you fail (i) to provide complete, correct taxpayer information, (ii) to properly include on your return payments of taxable interest or dividends, or (iii) to certify to the fund that you are not subject to back-up withholding when required to do so or that you are an "exempt recipient."

State and Local Taxes

  You may also have to pay state and local taxes on distributions and re-demptions. However, state taxes may not apply to portions of distributions that are attributable to interest on federal securities. As mentioned above, you should always consult your tax advisor for specific guidance regarding the tax effect of your investment in the fund.

 Additional Information About the Fund


OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to its principal investment strategies, the fund may use the investment strategies described below. The fund may also employ investment practices that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concern-ing any of the fund's investment practices and its risks, you should read the SAI.

Derivatives

  The fund may invest in derivatives, a category of investments that in-cludes forward foreign currency exchange contracts, futures, options and swaps to protect its investments against changes resulting from market conditions (a practice called "hedging"), to reduce transaction costs or to manage cash flows. Forward foreign currency exchange contracts, futures and options are called derivatives because their value is based on an un-derlying asset or economic factor. Derivatives are often more volatile than other investments and may magnify the fund's gains or losses. There are various factors that affect the fund's ability to achieve its objec-tives with derivatives. Successful use of a derivative depends on the de-gree to which prices of the underlying assets correlate with price move-ments in the derivatives the fund buys or sells. The fund could be nega-tively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

Foreign Securities

  The fund may invest in securities of companies located outside of the United States, American Depositary Receipts, European Depositary Receipts and other similar global instruments. When the fund invests in foreign se-curities, it will be subject to risks not typically associated with domes-tic securities. Foreign investments, especially those of companies in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for the fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less devel-oped.

Short-Term Investing

  At times, the adviser may decide to invest up to 100% of the fund's assets in a variety of high-quality, short-term debt securities, such as U.S. government securities. The adviser may invest in these types of securities for temporary defensive purposes, to earn a return on uninvested assets or to meet redemptions. The adviser may temporarily adopt a defensive posi-tion to reduce changes in the value of the shares of the fund that may re-sult from adverse market, economic, political or other developments. When the adviser pursues a temporary defensive strategy, the fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the fund from achieving its stated objectives.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Pacific Financial Research, Inc., a Massachusetts corporation located at 9601 Wilshire Boulevard, Suite 800, Beverly Hills, California 90210, is the investment adviser to the fund. The adviser manages and supervises the investment of the fund's assets on a discretionary basis. The adviser, an affiliate of United Asset Management Corporation, has provided investment management services to corporations, foundations, endowments, pension funds and other institutions as well as individuals since 1981.

  The fund has agreed to pay the adviser a management fee equal to 1.00% of the fund's average net assets. In addition, the adviser has voluntarily agreed to limit the total expenses of the funds to 1.40% of its average net assets. To maintain this expense limit, the adviser may waive a por-tion of its management fee and/or reimburse certain expenses of the fund. The adviser intends to continue its expense limitation until further no-tice, but may discontinue it at any time. During its most recent fiscal year, the fund paid 0.93% of its average net assets in advisory fees to the adviser.

Portfolio Managers

  A team of the adviser's investment professionals has primary responsibil-ity for the day-to-day management of the fund.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Brokers, dealers, banks, trust companies and other financial representa-tives may receive compensation from the fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

  For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the fund that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the fund. In addition, your financial representatives may charge you other ac-count fees for buying or redeeming shares of the fund or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

  The fund may pay all or part of the fees paid to financial representa-tives. Periodically, the UAM Funds' board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The fund does not pay these service fees on shares purchased directly. In ad-dition, the adviser and its affiliates may, at their own expense, pay fi-nancial representatives for these services.

  The adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with re-spect to the fund. The adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the fund.

 Financial Highlights



  The financial highlights table is intended to help you understand the fi-nancial performance of the fund for the fiscal periods indicated. Certain information contained in the table reflects the financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund assuming all divi-dends and distributions were reinvested. PricewaterhouseCoopers LLP has audited this information. The financial statements and the unqualified opinion of PricewaterhouseCoopers LLP are included in the annual report of the fund, which is available upon request by calling the UAM Funds at 1-877-826-5465.

   Periods Ended April 30,      2000     1999#
  -----------------------------------------------
   Net Asset Value,
   Beginning of Period        $12.19    $10.00
   Income from Investment
   Operations:
   Net Investment Income        0.16      0.05
   Net Realized and
    Unrealized Gain (Loss)     (1.18)     2.18
    Total From Investment
     Operations                (1.02)     2.23
   Distributions:
   Net Investment Income       (0.16)    (0.04)
   Net Realized Gain           (0.14)      --@
    Total Distributions        (0.30)    (0.04)
   Net Asset Value, End of
   Period                     $10.87    $12.19
   Total Return+               (8.39)%   22.33%++
   Ratios and Supplemental
   Data
   Net Assets, End of
    Period (Thousands)       $84,226   $64,135
   Ratio of Expenses to
    Average Net Assets          1.40%     1.40%*
   Ratio of Net Investment
    Income to Average Net
    Assets                      1.47%     1.05%*
   Portfolio Turnover Rate        54%       22%

  # For the period from September 10, 1998 (commencement of operations), through April 30, 1999.
  @ Amount is less than $0.01 per share.
  * Annualized
  ++Not annualized
  + Total return would have been lower had certain fees not been waived by the adviser during the periods indicated.

Clipper Focus Portfolio

  Investors who want more information about the fund should read the fund's annual/semi-annual reports and the fund's statement of additional informa-tion. The annual/semi-annual reports of the fund provide additional infor-mation about its investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the fund during the last fiscal year. The statement of additional information contains additional detailed in-formation about the fund and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of the statement of additional informa-tion, shareholder reports and other information about the UAM Funds and can make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com

  You can review and copy information about the fund (including the statement of additional information) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

  Investment Company Act of 1940 file number: 811-8544.


                                 [LOGO OF UAM]

                                UAM Funds Trust

                                 PO Box 219081
                             Kansas City, MO 64121

                     (Toll free) 1-877-UAM-LINK (826-5465)




                            Clipper Focus Portfolio
                              Institutional Class


                      Statement of Additional Information
                                August 28, 2000



     This statement of additional information is not a prospectus. However, you should read it in conjunction with the prospectus of the Fund dated August 28, 2000, as supplemented from time to time. You may obtain the Fund's prospectus by contacting the UAM Funds at the address listed above.

     The audited financial statements of the Fund and the related report of PricewaterhouseCoopers LLP, independent accountants of the Fund, are incorporated herein by reference in the section called "Financial Statements." No other portions of the annual report are incorporated by reference.

Table Of Contents


Description of Permitted Investments..................................................................................    1
   Borrowing..........................................................................................................    1
   Debt Securities....................................................................................................    1
   Derivatives........................................................................................................    7
   Equity Securities..................................................................................................   15
   Foreign Securities.................................................................................................   17
   Investment Companies...............................................................................................   21
   Repurchase Agreements..............................................................................................   21
   Restricted Securities..............................................................................................   21
   Securities Lending.................................................................................................   22
   Short Sales........................................................................................................   22
   When Issued Transactions...........................................................................................   23
Investment Policies of the Fund.......................................................................................   23
Management of the Company.............................................................................................   24
   Board Members......................................................................................................   24
   Officers...........................................................................................................   25
Principal Shareholders................................................................................................   27
Investment Advisory and Other Services................................................................................   27
   Investment Adviser.................................................................................................   27
   Distributor........................................................................................................   29
   Shareholder Servicing Arrangements.................................................................................   29
   Administrative Services............................................................................................   29
   Custodian..........................................................................................................   30
   Independent Accountants............................................................................................   31
   Code of Ethics.....................................................................................................   31
Brokerage Allocation and Other Practices..............................................................................   31
   Selection of Brokers...............................................................................................   31
   Simultaneous Transactions..........................................................................................   31
   Brokerage Commissions..............................................................................................   31
Capital Stock and Other Securities....................................................................................   32
Purchase, Redemption and Pricing of Shares............................................................................   34
   Net Asset Value Per Share..........................................................................................   34
   Purchase of Shares.................................................................................................   35
   Redemption of Shares...............................................................................................   35
   Exchange Privilege.................................................................................................   37
   Transfer Of Shares.................................................................................................   37
Performance Calculations..............................................................................................   37
   Total Return.......................................................................................................   38
   Yield..............................................................................................................   38
   Comparisons........................................................................................................   39
Financial Statements..................................................................................................   39
Glossary..............................................................................................................   39
Bond Ratings..........................................................................................................   40
   Moody's Investors Service, Inc.....................................................................................   40
   Standard & Poor's Ratings Services.................................................................................   42
   Fitch Ratings......................................................................................................   45
Comparative Benchmarks................................................................................................   46

Description of Permitted Investments

     As described in the Fund's prospectus, the Fund may use a variety of investment strategies in addition to its principal investment strategies. This SAI describes each of these investments/strategies and their risks. The Fund may not notify shareholders before employing new strategies, unless it expects such strategies to become principal strategies. You can find more information concerning the limits on the ability of the Fund to use these investments in "Investment Policies of the Fund."

BORROWING
--------------------------------------------------------------------------------

     The Fund may not borrow money, except that if permitted by its fundamental investment policies:

     . It may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed);

     . It may borrow up to an additional 5% of its total assets from anyone for temporary purposes;

     . It may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities; and

     . It may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

     Borrowing is a form of leverage, which may magnify the Fund's gain or loss. To mitigate the risks of leverage, the Fund will limit the amount it may borrow to not more than 33 1/3% of its total assets, taken at market value. In addition, the Fund will only borrow from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

DEBT SECURITIES
--------------------------------------------------------------------------------

     Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

Types of Debt Securities

     U.S. Government Securities

     U.S. government securities are securities that the U.S. Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury bills, which have initial maturities of less than one year, treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed Securities" and "Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in "Mortgage-Backed Securities" and "Other Asset-Backed Securities."

     The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the U.S. government generally does not back agency securities. Agency securities are typically supported in one of three ways:

     .  By the right of the issuer to borrow from the U.S. Treasury;

     . By the discretionary authority of the U.S. government to buy the obligations of the agency; or

     .  By the credit of the sponsoring agency.

     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the Fund.

     Corporate Bonds

     Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

     Mortgage-Backed Securities

     Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

     Governmental entities, private insurers and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

     Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Government National Mortgage Association (GNMA)

     GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

     Federal National Mortgage Association (FNMA)

     FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

     Federal Home Loan Mortgage Corporation (FHLMC)

     FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing.

     FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.


     Commercial Banks, Savings And Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers and other Secondary Market Issuers

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

     Risks of Mortgage-Backed Securities

     Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

     Other Asset-Backed Securities

     These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

     To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     The Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

     Collateralized Mortgage Obligations (CMOs)

     CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs typically pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

     A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

     Short-Term Investments

     To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

     Bank Obligations

     The Fund will only invest in a security issued by a commercial bank if the bank:

     . Has total assets of at least $1 billion, or the equivalent in other currencies;

     . Is a U.S. bank and a member of the Federal Deposit Insurance Corporation; and

     . Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.

     Time Deposits

     Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The Fund may only purchase time deposits maturing from two business days through seven calendar days.

     Certificates of Deposit

     Certificates of deposit are negotiable certificates issued against money deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

     Bankers' Acceptance

     A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

     Commercial Paper

     Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Fund may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Bond Ratings" for a description of commercial paper ratings.

     Stripped Mortgage-Backed Securities

     Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

     Yankee Bonds

     Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

     Zero Coupon Bonds

     These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its assets to generate sufficient cash to satisfy certain income distribution requirements.

     These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U. S. Treasury sells itself.

     The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the Fund can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

Terms to Understand

     Maturity

     Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

     Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

     Duration

     Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

     An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

Factors Affecting the Value of Debt Securities

     The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

     Interest Rates

     The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

     Prepayment Risk

     This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the Fund. If left unattended, drifts in the average maturity of the Fund can have the unintended effect of increasing or reducing its effective duration, which may adversely affect its expected performance.

     Extension Risk

     The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

     Credit Rating

     Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

     Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

     A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

     Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

     Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Fund currently use ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P"), Duff & Phelps Rating Co. and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

     The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the Fund buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. The Fund may invest in securities of any rating.

DERIVATIVES
--------------------------------------------------------------------------------

     Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. Unless, otherwise stated in the Fund's prospectus, the Fund can use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, the Fund will have offset any depreciation in the value of its assets by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

  Types of Derivatives

     Futures

     A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

     Futures contracts are traded in the United States on commodity exchanges or Boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

     Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, or custodian bank when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

     Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. The opposite is also true. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

     The Fund may incur commission expenses when it opens or closes a futures position.

     Options

     An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

     Purchasing Put and Call Options

     When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

     Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.


     The purchaser of an option may terminate its position by:

     .  Allowing it to expire and losing its entire premium;

     . Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

     .  Closing it out in the secondary market at its current price.

     Selling (Writing) Put and Call Options

     When the Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

     The Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

     The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

     The Fund is permitted only to write covered options. The Fund can cover a call option by owning:

     . The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

     . A call option on the same security or index with the same or lesser exercise price;

     . A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

     . Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

     . In the case of an index, the Fund of securities that corresponds to the index.

     The Fund can cover a put option by:

     .  Entering into a short position in the underlying security;

     . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

     . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

     .  Maintaining the entire exercise price in liquid securities.

     Options on Securities Indices

     Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     Options on Futures

     An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

     The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

     The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

     The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its assets.

     The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

     Combined Positions

     The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     Forward Foreign Currency Exchange Contracts

     A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     . Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).

     . Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC.

     .    Do not require an initial margin deposit.

     . May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

     Foreign Currency Hedging Strategies

     A "settlement hedge" or "transaction hedge" is designed to protect the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

     The Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

     The Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

     It is difficult to forecast with precision the market value of certain assets at the expiration or maturity of a forward or futures contract. Accordingly, the Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

     Swaps, Caps, Collars and Floors

     Swap Agreements

     A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

     Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

     Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

     A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund will cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

     Equity Swaps -- In a typical equity index swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

     Interest Rate Swaps -- Interest rate swaps are financial instruments that involve the exchange on one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swap involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

     Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

     Currency Swaps -- A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

     Caps, Collars and Floors

     Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

  Risks of Derivatives

     While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.

     When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

     Correlation of Prices

     The Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the assets the Fund it is trying to hedge. However, if the Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

     Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

     . Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

     . A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

     . Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

     Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

     While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.

     Lack of Liquidity

     Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out its position. In an illiquid market, the Fund may:

     . Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

     .    Have to purchase or sell the instrument underlying the contract;

     .    Not be able to hedge its investments; and

     .    Not be able realize profits or limit its losses.

     Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

     . An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

     . Unusual or unforeseen circumstances may interrupt normal operations of an exchange;

     . The facilities of the exchange may not be adequate to handle current trading volume;

     . Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

     . Investors may lose interest in a particular derivative or category of derivatives.

     Management Risk

     If the adviser incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on its adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

     Volatility and Leverage

     The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

     .    Actual and anticipated changes in interest rates;

     .    Fiscal and monetary policies; and

     .    National and international political events.

     Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

     Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.

     If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

  EQUITY SECURITIES
  ------------------------------------------------------------------------------

  Types of Equity Securities

     Common Stocks

     Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's Board of directors.

     Preferred Stocks

     Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

     Convertible Securities

     Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at the Fund's option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer's capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock).

     Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. In addition, they are also influenced by the market value of the security's underlying common stock. The price of a convertible

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     security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

     A synthetic convertible security is a combination investment in which the Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

     While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics, and other factors. Because the Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with the Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss, the market price of the option component generally reflects these differences in maturities, and the Adviser and applicable sub-adviser take such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, the Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If the Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

     Rights and Warrants

     A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

     An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

  Risks of Investing in Equity Securities

     General Risks of Investing in Stocks

     While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

     Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

     . Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

     . Factors affecting an entire industry, such as increases in production costs; and

     . Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

     Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

     Small and Medium-Sized Companies

     Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

     Technology Companies

     Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

  Foreign Securities
  -----------------------------------------------------------------------------

  Types of Foreign Securities

     Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. People can invest in foreign securities in a number of ways:

     . They can invest directly in foreign securities denominated in a foreign currency;

     . They can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and

     .    They can invest in investment funds.


     American Depositary Receipts (ADRs)

     American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. EDRs are similar to ADRs, except that they are typically issued by European Banks or trust companies.

     Emerging Markets

     An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

     Investment Funds

     Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of a UAM Fund that invests in such investment funds will bear not only their proportionate share of the expenses of the UAM Fund (including operating expenses and the fees of the adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

  Risks of Foreign Securities

     Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

     Political and Economic Factors

     Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

     . The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

     . Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

     . The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

     . The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

 .    A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

Information and Supervision

There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

Stock Exchange and Market Risk

The adviser anticipates that in most cases an exchange or over-the-counter (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

 .    They are generally more volatile and not as developed or efficient as than those in the United States;

 .    They have substantially less volume;

 .    Their securities tend to be less liquid and to experience rapid and erratic price movements;

 .    Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates;

 .    Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets; and

 .    They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign Currency Risk

While the UAM Funds denominate their net asset value in United States dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the United States dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

 .    It may be expensive to convert foreign currencies into United States dollars and vice versa;

 .    Complex political and economic factors may significantly affect the values of various currencies, including United States dollars, and their exchange rates;

 .    Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

 .    There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

     . Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

     . The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

     Taxes

     Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Fund does not expect such foreign withholding taxes to have a significant impact on performance.

     Emerging Markets

     Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

     .    Have relatively unstable governments;

     . Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

     . Offer less protection of property rights than more developed countries; and

     . Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

     Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The Euro

     The single currency for the European Economic and Monetary Union ("EMU"), the Euro, is scheduled to replace the national currencies for participating member countries over a period that began on January 1, 1999 and ends in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

     On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and redenominating many investments, currency balances and transfer mechanisms into Euros. The Fund also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, the Fund expects the conversion to the Euro to impact investments in countries that adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

     . Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

     . Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?

     .    How will existing currencies be exchanged into Euro?

     . Will suitable clearing and settlement payment systems for the new currency be created?

INVESTMENT COMPANIES
--------------------------------------------------------------------------------

     The Fund may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the Fund. Like other shareholders, the Fund would pay its proportionate share of those fees. Consequently, shareholders of the Fund would pay not only the management fees of the Fund, but also the management fees of the investment company in which the Fund invests. The Fund may invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     The SEC has granted an order that allows the Fund to invest the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Fund, provided that the investment is:

     .    For cash management purposes;

     .    Consistent with the Fund's investment policies and restrictions; and

     . The adviser to the investing Fund waives any fees it earns on the assets of the Fund that are invested in the UAM DSI Money Market Fund.

     The Fund will bear expenses of the UAM DSI Money Market Fund on the same basis as all of its other shareholders.

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

     In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). The Fund normally uses repurchase agreements to earn income on assets that are not invested.

     When the Fund enters into a repurchase agreement it will:

     . Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form; and

     . Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower to "mark to the market" on a daily basis).

     If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the Fund's right to sell the security may be restricted. In addition, the value of the security might decline before the Fund can sell it and the Fund might incur expenses in enforcing its rights.

RESTRICTED SECURITIES
--------------------------------------------------------------------------------

     The Fund may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Board, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the Fund's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

SECURITIES LENDING
--------------------------------------------------------------------------------

     The Fund may lend a portion of its total assets to broker- dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. When the Fund lends its securities, it will follow the following guidelines:

     . The borrower must provide collateral at least equal to the market value of the securities loaned;

     . The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government;

     . The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

     .    It must be able to terminate the loan at any time;

     . It must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments); and

     .    It must determine that the borrower is an acceptable credit risk.

     These risks are similar to the ones involved with repurchase agreements. When the Fund lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, the Fund could:

     . Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

     .    Experience delays in recovering its securities.

SHORT SALES
--------------------------------------------------------------------------------

Description of Short Sales

     Selling a security short involves an investor sale of a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

     Investors typically sell securities short to:

     .    Take advantage of an anticipated decline in prices.

     .    Protect a profit in a security it already owns.

     The Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, the Fund can profit if the price of the security declines between those dates.

     To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund will incur transaction costs in effecting short sales. The Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

     The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

Short Sales Against the Box

     In addition, the Fund may engage in short sales "against the box." In a short sale against the box, the Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. The Fund will incur transaction costs to open, maintain and close short sales against the box.

Restrictions on Short Sales

     The Fund will not short sell a security if:

     . After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund net assets.

     . The market value of the securities of any single issuer that have been sold short by the Fund would exceed the two percent (2%) of the value of the Fund's net assets.

     . Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

     Whenever the Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN ISSUED TRANSACTIONS
--------------------------------------------------------------------------------

     A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account. The Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

     The Fund uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

     When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

     The Fund will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.

Investment Policies of the Fund

     The following investment limitations are fundamental, which means the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. The Fund will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The Fund will not:

     .    Invest in physical commodities or contracts on physical commodities.

     . Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

     . Make loans except (i) by purchasing debt securities in accordance with its investment objectives; and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act, or the rules and regulations or interpretations of the Commission thereunder.

     .    Underwrite the securities of other issuers.

     . Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

     . Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 331/3% of the Fund's gross assets valued at the lower of market or cost.

Management of the Company

     The Board manages the business of the Company. The Board elects officers to manage the day-to-day operations of the Company and to execute policies the Board has formulated. The Company pays each Independent Director the following fees:

     .    A $200 quarterly retainer fee per active Fund;

     . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;

     .    $1,500 for each private meeting of the Board;

     .    $1,000 for each telephonic meeting of the Board; and

     . $1,000 per day for attending seminars, up to a maximum of three events per year.

     In addition, the Company reimburses each Independent Director for travel and other expenses incurred while attending board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the Directors and allocated proportionately among all Funds in the UAM Complex. The Company does not pay its Interested Directors or officers for their services as Directors or officers.

BOARD MEMBERS
--------------------------------------------------------------------------------

     The following table lists the Board members and officers of the Company and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Company and total compensation received from the UAM Funds Complex. The UAM Funds Complex is currently comprised of 49 portfolios. Those people with an asterisk (*) beside their name are "interested persons" of the Company as that term is defined in the 1940 Act. Mr. English does have an investment advisory relationship with Investment Counselors of Maryland, an investment adviser to one of the portfolios in the UAM Funds Complex. However, the Company does not believe that the relationship is a material business relationship, and, therefore, does not consider him to be an interested Board member. If these circumstances change, the Board will determine whether any action is required to change the composition of the Board.

                                                                                                                Total
                                                                                          Aggregate         Compensation
                                                                                      Compensation from    From UAM Funds
    Name, Address,                                                                      Company as of       Complex as of
    Date of Birth             Principal Occupations During the Past 5 years                4/30/00             4/30/00
    ------------------------------------------------------------------------------------------------------------------------
    John T. Bennett, Jr.      Mr. Bennett is President of Squam Investment                 $9,380             $38,950
    RR2 Box 700               Management Company, Inc. and Great Island Investment
    Center Harbor, NH 03226   Company, Inc. (investment  management).  From 1988 to
    1/26/29                   1993, Mr. Bennett was President of Bennett Management
                              Company.  Mr. Bennett serves on the Board of each
                              Company in the UAM Funds Complex.
    ------------------------------------------------------------------------------------------------------------------------
    Nancy J. Dunn             Ms. Dunn has been Financial Officer of World Wildlife        $9,380             $38,950
    1250 24/th/ St., NW       Fund (nonprofit), since January 1999.  From 1991 to
    Washington, DC 20037      1999, Ms. Dunn was Vice President for Finance and
    8/14/51                   Administration and Treasurer of Radcliffe College
                              (Education).  Ms. Dunn serves on the Board of each
                              Company in the UAM Funds Complex.
    ------------------------------------------------------------------------------------------------------------------------
    William A. Humenuk        Mr.  Humenuk has been  Senior Vice President                 $9,380             $38,950
    10401 N. Meridian St      Administration,  General Counsel and Secretary of Lone
    Suite 400                 Star Industries Inc. (cement and ready-mix concrete)
    Indianapolis, IN 46290    since  March  2000.  From June 1998 to March 2000 he
    4/21/42                   was Executive Vice President and Chief Administrative
                              Officer of Philip Services Corp. (ferrous scrap
                              processing, brokerage and industrial outsourcing
                              services).  Mr. Humenuk was a Partner in the
                              Philadelphia office of the law firm Dechert Price &
                              Rhoads from July 1976 to June 1998. He was also
                              formerly a Director of Hofler Corp. (manufacturer of
                              gear grinding machines).  Mr. Humenuk serves on the
                              Board of each Company in the UAM Funds Complex.
    ------------------------------------------------------------------------------------------------------------------------
    Philip D. English         Mr. English is President and Chief Executive Officer         $9,380             $38,950
    16 West Madison Street    of Broventure Company, Inc., a company engaged in the
    Baltimore, MD 21201       investment management business.  He is also Chairman
    8/5/48                    of the Board of Chektec Corporation (Drugs) and Cyber
                              Scientific, Inc. (computer mouse company).  Mr.
                              English serves on the Board of each Company in the
                              UAM Funds Complex.
    ------------------------------------------------------------------------------------------------------------------------
    Norton H. Reamer*         Chairman, Chief Executive Officer and a Director of               0                   0
    One International Place   United Asset Management Corporation (financial
    Boston, MA 02110          services); Director, Partner or Trustee of each of
    3/21/35                   the Investment Companies of the Eaton Vance Group of
                              Mutual Funds (mutual funds).

OFFICERS
--------------------------------------------------------------------------------

    The following table lists the officers of the Company and provides information regarding their present positions, date of birth, address and their principal occupations during the past five years. The Company's officers are paid by UAM, its affiliates or SEI, but not by the Company.

                              Position
    Name, Address, Date of    with
    Birth                     Company             Principal Occupations During the Past 5 years
    ------------------------------------------------------------------------------------------------------------------------
    Norton H. Reamer*         Board               You can find Mr. Reamer's biography in the table above.
    One International Place   Member;
    Boston, MA 02110          President
    3/21/35                   and Chairman
    ------------------------------------------------------------------------------------------------------------------------
    William H. Park           Vice                Executive Vice President and Chief Financial Officer of United Asset Management
    One International Place   President           Corporation (financial services) since 1998.
    Boston, MA 02110
    9/19/47
    ------------------------------------------------------------------------------------------------------------------------
    Gary L. French            Treasurer           President of UAMFSI (financial services) and UAMFDI (broker dealer); Treasurer
    211 Congress Street                           of the Fidelity Group of Mutual Funds from 1991 to 1995 (mutual funds); held
    Boston, MA 02110                              various other offices with Fidelity Investments (financial services) from
    7/4/51                                        November 1990 to March 1995.
    ------------------------------------------------------------------------------------------------------------------------
    Linda T. Gibson           Secretary           General Counsel and Managing Director of UAM Investment Services, Inc.
    211 Congress Street                           (financial services); Senior Vice President and General Counsel of UAMFSI
    Boston, MA 02110                              (financial services) and UAMFDI (broker-dealer); Senior Vice President and
    7/31/65                                       Secretary of Signature Financial Group, Inc. (financial services) and affiliated broker-dealers from 1991 to 2000; Director and Secretary of Signature Financial
                                                  Group Europe, Ltd. (financial services) from 1995 to 2000; Secretary of the
                                                  Citigroup Family of Mutual Funds (mutual funds) from 1996 to 2000; Secretary of the 59 Wall Street Family of Mutual Funds (mutual funds) from 1996 to 2000.
    ------------------------------------------------------------------------------------------------------------------------
    Martin J. Wolin           Assistant           Vice President and Associate General Counsel of UAMFSI (financial services)
    211 Congress Street       Secretary           since February 1998;  Assistant General Counsel of First Union Union
    Boston, MA 02110                              Corporation (financial services) from 1995 to 1998; Attorney with
    9/15/67                                       Signature Financial Group, Inc. (financial services) from 1994 to 1995.
    ------------------------------------------------------------------------------------------------------------------------
    Theresa DelVeccio         Assistant           Secretary of UAMFSI (financial services) since February 1998; Secretary and
    211 Congress Street       Secretary           Compliance Officer of UAMFDI (broker-dealer) since February 2000; Assistant
    Boston, MA 02110                              Vice President of Scudder Kemper Investments (financial services) from May
    12/23/63                                      1992 to February 1998.
    ------------------------------------------------------------------------------------------------------------------------
    Robert J. DellaCroce      Assistant           Director, Mutual Fund Operations - SEI Investments (financial services) since
    SEI Investments           Treasurer           June 1994; Senior Manager at Arthur Andersen (accounting firm) prior to 1994.
    One Freedom Valley Rd.
    Oaks, PA 19456
    12/17/63

Principal Shareholders

     As of August 21, 2000, the following persons or organizations held of record or beneficially 5% or more of the shares of the Fund:

     Name and Address of Shareholder                                                Percentage of Shares Owned
    =================================================================================================================
     Charles Schwab & Co., Inc.                                                                 61.97%
     Reinvest Account
     Attn Mutual Funds
     101 Montgomery Street
     San Francisco, CA 94104-4122
    -----------------------------------------------------------------------------------------------------------------
     Resources Trust Co.                                                                        11.13%
     P.O.Box 3865
     Englewood, CO 80155-3865
    -----------------------------------------------------------------------------------------------------------------

     Any shareholder listed above as owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. Shareholders controlling the portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio. As of August 21, 2000, the directors and officers of the Company owned less than 1% of the outstanding shares of the Fund.

Investment Advisory and Other Services

INVESTMENT ADVISER
--------------------------------------------------------------------------------

     Pacific Financial Research, Inc., a Massachusetts corporation located at 9601 Wilshire Boulevard, Suite 800, Beverly Hills, California 90210, is the investment adviser to the Fund. The adviser manages and supervises the investment of the Fund's assets on a discretionary basis. The adviser, an affiliate of United Asset Management Corporation, has provided investment management services to corporations, foundations, endowments, pension funds and other institutions as well as individuals since 1981.

     The adviser is a subsidiary of UAM. UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized more than 50 UAM Affiliated Firms. UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds Complex.

Investment Advisory Agreement

     This section summarizes some of the important provisions of the Investment Advisory Agreement. The Company has filed the Investment Advisory Agreement with the SEC as part of its registration statement on Form N-1A.

     Service Performed by Adviser

     The adviser:

     .    Manages the investment and reinvestment of the Fund's assets;

     . Continuously reviews, supervises and administers the investment program of the Fund; and

     . Determines what portion of the Fund's assets will be invested in securities and what portion will consist of cash.

     Limitation of Liability

     In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its obligations and duties under the Investment Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Investment Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement.

     Continuing an Investment Advisory Agreement

     The Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually:

     . By a majority of those Board Members who are not parties to the Investment Advisory Agreement or interested persons of any such party; and

     . By a majority of the Board Members or by a majority of the shareholders of the Fund.

     Terminating an Investment Advisory Agreement

     The Company may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

     . A majority of the Fund's shareholders vote to do so or a majority of Board Members vote to do so; and

     .    It gives the adviser 60 days' written notice.

     The adviser may terminate the Investment Advisory Agreement at any time, without the payment of any penalty, upon 90 days' written notice to the Company.

     An Investment Advisory Agreement will automatically and immediately terminate if it is assigned.

Advisory Fees

     For its services, the Fund pays its adviser a fee equal to:

     .    1.00% on the first $500 million in average daily net assets, plus

     .    0.95% of the next $500 million in average daily net assets, plus

     .    0.90% on average daily net assets in excess of $1 billion.

     Due to the effect of fee waivers by the adviser, the actual percentage of average net assets that the Fund pays in any given year may be different from the rate set forth in its contract with the adviser. For the last two fiscal years, the Fund paid the following in advisory fees to the adviser:

       Fiscal Year End     Investment Advisory Fees Paid   Investment Advisory Fees Waived   Total Investment Advisory Fee
     =======================================================================================================================
           4/30/00                   $797,126                          $ 54,587                        $851,713
     -----------------------------------------------------------------------------------------------------------------------
           4/30/99                   $ 53,694                          $113,048                        $166,742

DISTRIBUTOR
------------------------------------------------------------------------------

     UAMFDI serves as the distributor for each portfolio of the Company. The Company offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110. UAMFDI receives no compensation for its services as distributor of the Institutional Class Shares.

SHAREHOLDER SERVICING ARRANGEMENTS
------------------------------------------------------------------------------

     UAM and each of its affiliates, may at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or services performed with respect to the Company or a fund. The person making such payments may do so out of its revenues, its profits or any other source available to it. Such servicing arrangements, when in effect, are made generally available to all qualified service providers. The adviser may also compensate its affiliated companies for referring investors to the Fund.

ADMINISTRATIVE SERVICES
------------------------------------------------------------------------------

Administrator

     Pursuant to the Fund Administration Agreement with the Company, UAMFSI manages, administers and conducts the general business activities of the Company. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Company. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

     UAMFSI bears all expenses incurred in connection with the performance of its services under the Fund Administration Agreement. UAMFSI may, at its own expense, employ other people to assist it in performing its duties under the Fund Administration Agreement. Such people may be officers and employees who are employed by both UAMFSI and the Company. UAMFSI will pay such people for such employment. The Company will not incur any obligations with respect to such people. Other expenses incurred in the operation of the Company will be borne by the Company or other parties, including:

     .    Taxes, interest, brokerage fees and commissions;

     . Salaries and fees of officers and Board Members who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser;

     .    SEC fees and state Blue-Sky fees;

     .    EDGAR filing fees;

     .    Processing services and related fees;

     .    Advisory and administration fees;

     . Charges and expenses of pricing and data services, independent public accountants and custodians;

     .    Insurance premiums including fidelity bond premiums;

     .    Outside legal expenses;

     .    Costs of maintenance of corporate existence;

     . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of each portfolio of the Company;

     . Printing and production costs of shareholders' reports and corporate meetings;

     .    Cost and expenses of Company stationery and forms;

     .    Costs of special telephone and data lines and devices;

     .    Trade association dues and expenses; and

     .    Any extraordinary expenses and other customary expenses.

     The Fund Administration Agreement continues in effect from year to year if the Board specifically approves such continuance every year. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement automatically terminates upon its assignment by UAMFSI without the prior written consent of the Company.



  Administration and Transfer Agency Fees

     The Fund pays a four-part fee to UAMFSI as follows:

     1. An annual fee to UAMFSI for administration services calculated as follows:

          .    $19,500 for the first operational class; plus

          .    $3,750 for each additional class; plus

          .    0.043% of the aggregate net assets of the Fund.

     2. An annual fee to UAMFSI for sub-administration and other services, which UAMFSI pays to SEI, calculated as follows:

          .    Not more than $35,000 for the first operational class; plus

          .    $5,000 for each additional operational class; plus

          . 0.03% of their pro rata share of the combined assets of the UAM Funds Complex.

     3. An annual fee to UAMFSI for transfer agent and dividend-disbursing services, which UAMFSI pays to DST Systems, Inc. calculated as follows:

          .    $10,500 for the first operational class; and

          .    $10,500 for each additional class.

     4. An annual fee to UAMFSI, which UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent, calculated as follows:

          .    $7,500 for the first operational class; and

          .    $2,500 for each additional class.

     For the last two fiscal years the Fund paid the following in administration fees:

                           Fiscal Year End                                     Total Administration Fee
    ==================================================================================================================
                               4/30/00                                                      $168,745
    ------------------------------------------------------------------------------------------------------------------
                               4/30/99                                                      $30,487



CUSTODIAN
--------------------------------------------------------------------------------

     The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Company.

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

     PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountant for each portfolio of the Company.

CODE OF ETHICS
--------------------------------------------------------------------------------

     The Company, its distributor and its investment advisers have adopted a code of ethics under Rule 17j-1 of the 1940 Act that permits personnel subject to their particular code of ethics to invest in securities, including securities that may be purchased or held by the Fund.

Brokerage Allocation and Other Practices

SELECTION OF BROKERS
--------------------------------------------------------------------------------

     The Investment Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Fund. The Investment Advisory Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the Fund. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Investment Advisory Agreement. In so doing, the Fund may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction. During the fiscal year ended April 30, 2000, the adviser directed $1,907,969.00 of the portfolio's brokerage transactions to Direct Access Brokerage Services in exchange for certain research services. Commissions paid on those transactions were $4,180.00.

     It is not the practice of the Company to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Company may place trades with qualified broker-dealers who recommend the Company or who act as agents in the purchase of Company shares for their clients.

SIMULTANEOUS TRANSACTIONS
--------------------------------------------------------------------------------

     The adviser makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the Fund, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Company's Board periodically reviews the various allocation methods used by the adviser.

BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------

Equity Securities

     Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

Debt Securities

     Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Commissions Paid

     For the last two fiscal years, the Fund has paid the following in brokerage commissions.

                           Fiscal Year End                                           Brokerage Commissions
     ======================================================================================================================
                               4/30/00                                                      $153,804
     ----------------------------------------------------------------------------------------------------------------------
                               4/30/99                                                      $77,072

Capital Stock and Other Securities

The Company

     The Company was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Company changed its name to "UAM Funds Trust." The Company's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI. The Company is an open-end, management investment company.

Description of Shares and Voting Rights

     The Company's Agreement and Declaration of Trust permits the Company to issue an unlimited number of shares of beneficial interest, without par value. The Board has the power to designate one or more series (portfolios) or classes of shares of beneficial interest without shareholder approval.

     Description of Shares

     When issued and paid for, the shares of each series and class of the Company are fully paid and non-assessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Board members can elect 100% of the Board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of a portfolio. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Board.

     If the Company is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocatable to that class. The Company will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the portfolio. A majority of the Board may authorize the liquidation of any portfolio or class at any time.

     The Company will not hold annual meetings except when required to by the 1940 Act or other applicable law.

     Class Differences

     The Board has authorized three classes of shares, Institutional, Institutional Service and Advisor. Not all of the portfolios issue all of the classes. The three classes represent interests in the same assets of a portfolio and, except as discussed below, are identical in all respects.

     . Institutional Shares do not bear any expenses for shareholder servicing and the distribution of such shares pursuant to a distribution plan or other 12b-1 plan;

     . Institutional Service Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures; and

     . Advisor Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. Advisor Shares also charge a sales load on purchases.

     .    Each class of shares has different exchange privileges.

     Distribution and shareholder servicing fees reduce a class's:

     .    Net income;

     .    Dividends; and

     .    NAV to the extent the portfolio has undistributed net income.

Dividend and Distribution Options

     There are three ways for shareholders to receive dividends and capital gains:

     . Income dividends and capital gains distributions are reinvested in additional shares at net asset value;

     . Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV; and

     .    Income dividends and capital gains distributions are paid in cash.

     Unless the shareholder elects otherwise in writing, all dividends and distributions will automatically be reinvested in additional shares of the Fund at NAV (as of the business day following the record date). Shareholders may change their dividend and distributions option by writing to the Fund at least three days before the record date for income dividend or capital gain distribution.

     Each portfolio sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.


Federal Taxes

     The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year so that it generally will be relieved of federal income and excise taxes. If the Fund were to fail to make sufficient distributions in a year, it would be subject to corporate income taxes and/or excise taxes. In addition, if the shortfall were large enough, the Fund could be disqualified as a regulated investment company. If the Fund were to fail to so qualify: (1) it would be taxed at regular corporate rates without any deduction for distributions to shareholder; and (2) its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income

     (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

     As of April 30, 2000, the Fund has no capital loss carryovers.

Purchase, Redemption and Pricing of Shares

NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------

Calculating NAV

     The purchase and redemption price of the shares of the Fund is equal to its NAV. The Fund calculates its NAV by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. For purposes of this calculation:

     . Liabilities include accrued expenses, dividends payable and other liabilities; and

     . Total assets include the market value of the securities held by the Fund, plus cash and other assets plus income accrued but not yet received.

     The Fund normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

How the Company Values it Assets

     Equity Securities

     Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against the U.S. dollar quoted by any major bank or by a broker.

     Debt Securities

     Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board determines that amortized cost reflects fair value.

     Other Assets

     The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Board.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

     Service Agents may enter confirmed purchase orders on behalf of their customers. To do so, the Service Agent must receive your investment order before the close of trading on the NYSE and must transmit it to the Fund before the close of its business day to receive that day's share price. The Fund must receive proper payment for the order by the time the Fund calculates its NAV on the following business day. Service Agents are responsible to their customers and the Company for timely transmission of all subscription and redemption requests, investment information, documentation and money.

     Shareholders can buy full and fractional (calculated to three decimal places) shares of the Fund. The Company will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

     The Company may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of the Fund's shares.

In-Kind Purchases

     At its discretion, the Company may permit shareholders to purchase shares of the Fund with securities, instead of cash. If the Company allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "How the Company Values it Assets" at the next determination of net asset value after acceptance. The Company will issue shares of the Fund at the NAV of the Fund determined as of the same time.

     The Company will only acquire securities through an in-kind purchase for investment and not for immediate resale. The Company will only accept in-kind purchases if the transaction meets the following conditions:

     .    The securities are eligible investments for the Fund;

     .    The securities have readily available market quotations;

     . The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise;

     . All dividends, interest, subscription, or other rights pertaining to such securities become the property of the Fund and are delivered to the Fund by the investor upon receipt from the issuer; and

     . Immediately after the transaction is complete, the value of all securities of the same issuer held by the Fund cannot exceed 5% of its net assets. This condition does not apply to U.S. government securities.

     Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.

REDEMPTION OF SHARES
-------------------------------------------------------------------------------

     When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the Fund's investments.

By Mail

     Requests to redeem shares must include:

     .    Share certificates, if issued;

     . A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered;

     .    Any required signature guarantees (see "Signature Guarantees"); and

     . Any other necessary legal documents for estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

By Telephone

     Shareholders may not do the following by telephone:

     . Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in this manner, you must submit a written request signed by each shareholder, with each signature guaranteed.

     .    Redeem shares represented by a certificate.

     The Company and UAMSSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened and before effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The Company or UAMSSC may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Company or UAMSSC does not employ the procedures described above. Neither the Company nor UAMSSC will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Redemptions-In-Kind

     If the Board determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of securities received in payment of redemptions.

     The Company has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board may deem advisable; however, payment will be made wholly in cash unless the Board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If the Fund pays redemption proceeds with securities instead of cash, it will value such securities as set forth under "How the Company Values its Assets." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

Signature Guarantees

     The Company requires signature guarantees for certain types of documents, including:

     .    Written requests for redemption;

     . Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed; and

     .    On all stock certificates tendered for redemption.

     The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Company and its sub-transfer agent from fraud.

     The Company requires signature guarantees for the following redemptions:

     . Redemptions where the proceeds are to be sent to someone other than the registered shareowner(s);

     . Redemptions where the proceeds are to be sent to someplace other than the registered address; or

     .    Share transfer requests.

     The Company will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. You can get a complete definition of eligible guarantor institutions by calling 1-877-826-5465. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

Other Redemption Information

     Normally, the Fund will pay for all shares redeemed under proper procedures within seven days after it received your request. However, the Fund will pay your redemption proceeds earlier as applicable law so requires.

     The Company may suspend redemption privileges or postpone the date of payment:

     .    When the NYSE and custodian bank are closed;

     .    When trading on the NYSE is restricted;

     . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets; or

     .    For such other periods as the Commission may permit.

EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------

     The exchange privilege is only available with respect to UAM Funds that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Institutional Service Class shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

     Neither the Company nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The Board may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage other mutual funds in the UAM Funds Complex and their shareholders.

TRANSFER OF SHARES
-------------------------------------------------------------------------------

     Shareholders may transfer shares of the Fund to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

Performance Calculations

     The Fund measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The Fund calculates its current yield and average annual total return information according to the methods required by the SEC.

TOTAL RETURN
-------------------------------------------------------------------------------

     Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

     The Fund's average annual total return is calculated by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable expenses on an annual basis. Since Adviser Class Shares and Institutional Service Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

     Total return is calculated according to the following formula:

         P (1 + T)/n/ = ERV

         Where:

         P      =   a hypothetical initial payment of $1,000

         T      =   average annual total return

         n      =   number of years

         ERV    =   ending redeemable value of a hypothetical $1,000 payment
                    made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

     The table lists the Fund's average annual returns for the one-year period ended April 30, 2000 and the period from the Fund's inception date through April 30, 2000.

                One Year                     Five Years                 Since Inception               Inception Date
     ======================================================================================================================
                -8.39%                         N/A                          7.20%                       9/10/98

YIELD
-------------------------------------------------------------------------------

     Yield refers to the income generated by an investment in the Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all mutual funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

     The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Adviser Class Shares and Institutional Service Class Shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.

     Yield is obtained using the following formula:

         Yield = 2[((a-b)/(cd)+1)/6/-1]

         Where:

         a =  dividends and interest earned during the period

         b =  expenses accrued for the period (net of reimbursements)

         c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

         d = the maximum offering price per share on the last day of the period.

COMPARISONS
-------------------------------------------------------------------------------

     The Fund's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further described in this SAI. This information may also be included in sales literature and advertising.

     To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Company or the Fund may discuss various measures of performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. Please see "Comparative Benchmarks" for publications, indices and averages that may be used.

     In assessing such comparisons of performance, an investor should keep in mind:

     . That the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Fund;

     .    That the indices and averages are generally unmanaged;

     . That the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance; and

     .    That shareholders cannot invest directly in such indices or averages.

     In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

Financial Statements

     The following documents are included in the Fund's April 30, 2000 Annual
     Report:

     .    Financial statements for the fiscal year ended April 30, 2000;

     .    Financial highlights for the respective periods presented; and

     .    The report of PricewaterhouseCoopers LLP.

     Each of the above-referenced documents is incorporated by reference into this SAI. However, no other parts of the Fund's Annual Report is incorporated by reference herein. Shareholders may get copies of the Fund's Annual Report free of charge by calling the UAM Funds at the telephone number appearing on the front page of this SAI.

Glossary

     All terms that this SAI does not otherwise define, have the same meaning in the SAI as they do in the prospectus of the Fund.

     1933 Act means the Securities Act of 1933, as amended.

     1934 Act means the Securities Exchange Act of 1934, as amended.

     1940 Act means the Investment Company Act of 1940, as amended.

     Adviser means the investment adviser of the Fund.

     Board Member refers to a single member of the Company's Board.

     Board refers to the Company's Board of Trustees as a group.

     Company refers to UAM Funds Trust.

     Independent Board Member refers Board Members that are not Interested Board Members.

     Interested Board Member refers to an "interested person" (as defined by the 1940 Act) of the Company. A Board Member may by an interested person of the Company because they are affiliated with one of the Company's investment advisers, United Asset Management Corporation or the Company's principal underwriter.

     NAV is the net asset value per share of the Fund.

     NYSE is the New York Stock Exchange. Also known as "The Exchange" or "The Big Board."

     Fund refers to the Clipper Focus Portfolio, which is a series of the Company.

     SEC is the Securities and Exchange Commission. The SEC is the federal agency that administers most of the federal securities laws in the United States. In particular, the SEC administers the 1933 ACT, the 1940 ACT and the 1934 ACT.

     SEI is SEI Investments Mutual Funds Services, the Company's sub-administrator.

     UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Inc. II and all of their portfolios.

     UAM is United Asset Management Corporation.

     UAMFDI is UAM Fund Distributors, Inc., the Company's principal underwriter.

     UAMFSI is UAM Fund Services, Inc., the Company's administrator.

     UAMSSC is UAM Fund Shareholder Servicing Center, Inc., the Company's sub-shareholder-servicing agent.

Bond Ratings

MOODY'S INVESTORS SERVICE, INC.
-------------------------------------------------------------------------------

Preferred Stock Ratings

     aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

     a An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa An issue that is rated "baa" is considered to be a medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

       ba An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     ca An issue that is rated "ca" is speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

     plus (+)     or        Moody`s applies numerical modifiers 1, 2, and 3 in
     minus (-)              each rating classification: the modifier 1 indicates
                            that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Debt Ratings - Taxable Debt & Deposits Globally

     Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

     A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B                      Bonds that are rated B generally lack
                            characteristics of the desirable investment.
                            Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Con. (...)             (This rating applies only to U.S. Tax-Exempt
                            Municipals) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches.
                            Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Moody`s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Prime Rating System - Taxable Debt & Deposits Globally

     Moody`s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     Moody`s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                         . Leading market positions in well-established industries.

                         . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                         . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                         . Well-established access to a range of financial markets and assured sources of alternate liquidity.


     Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Not Prime      Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR`S RATINGS SERVICES
------------------------------------------------------------------------------


Long-Term Issue Credit Ratings

     Issue credit ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

     2.  Nature of and provisions of the obligation;

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors` rights.

        The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

     AAA An obligation rated `AAA` has the highest rating assigned by Standard & Poor`s. The obligor`s capacity to meet its financial commitment on the obligation is extremely strong.

     AA An obligation rated `AA` differs from the highest rated obligations only in small degree. The obligor`s capacity to meet its financial commitment on the obligation is very strong.

     A An obligation rated `A` is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor`s capacity to meet its financial commitment on the obligation is still strong.

     BBB An obligation rated `BBB` exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated `BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC An obligation rated 'CCC' is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

     CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.

     C A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to non-payment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy. Debt obligations of issues outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor and do not take into account currency exchange and related uncertainties.

     Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

     A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks

     Country risks considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identity those instances where sovereign risks make them different for the same issuer.

       Fitch Ratings
       --------------------------------------------------------------------

       International Long-Term Credit Ratings

          Investment Grade

          AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          BBB Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

          Speculative Grade

          BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          CCC,CC,C          High default risk. Default is a real possibility.
                            Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

          DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%- 90%, and "D" the lowest recovery potential, i.e., below 50%.

                                   Entities rated in this category have
                            defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

International Short-Term Credit Ratings

     F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C                      High default risk. Default is a real possibility.
                            Capacity for meeting financial commitments that is highly uncertain and solely reliant upon a sustained, favorable business and economic environment.

     D                      Default. Denotes actual or imminent payment default.


     Notes

     "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC,' or to short-term ratings other than 'F1.'

     'NR' indicates that Fitch does not rate the issuer or issue in question.

     'Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

   Comparative Benchmarks

     CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

     Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

     Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

     Dow Jones Industrial Average - a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

     Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper, Inc., Morningstar, Inc., The New York Times, Personal Investor, The Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

     Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.

     IBC's Money Fund Average/All Taxable Index - an average of all major money market fund yields, published weekly for 7- and 30-day yields.

     IFC Investable Composite Index - an unmanaged market capitalization-weighted index maintained by the International Finance Corporation. This index consists of over 890 companies in 26 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

     Lehman Brothers Indices:
     -----------------------

     Lehman Brothers Aggregate Bond Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issues of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $150 million.

     Lehman Brothers Credit Bond Index - an unmanaged index of all publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, nonconvertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

     Lehman Brothers Government Bond Index - an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

     Lehman Brothers Government/Corporate Bond Index - an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $150 million. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

     Lehman Brothers High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, nonconvertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

     Lehman Brothers Intermediate Government/Corporate Index - an unmanaged fixed income, market value-weighted index that combines the Lehman Brothers Government Bond Index (intermediate-term sub-index) and Lehman Corporate Bond Index (intermediate-term sub-index).

     Lehman Brothers Mortgage-Backed Securities Index - an unmanaged index of all fixed-rate securities backed by mortgage pools of Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).

     Lipper, Inc./Lipper Indices/Lipper Averages
     -------------------------------------------

     The Lipper Indices are equally weighted indices for typically the 30 largest mutual funds within their respective portfolio investment objectives. The indices are currently grouped in six categories: U.S. Diversified Equity with 12 indices; Equity with 27 indices, Taxable Fixed-Income with 20 indices, Tax-Exempt Fixed-Income with 28 indices, Closed-End Funds with 16 indices, and Variable Annuity Funds with 18 indices.

     In September, 1999, Lipper, Inc. introduced its new portfolio-based mutual fund classification method in which peer comparisons are based upon characteristics of the specific stocks in the underlying funds, rather than upon a broader investment objective stated in a prospectus. Certain of Lipper, Inc.'s classifications for general equity funds' investment objectives were changed while other equity objectives remain unchanged. Changing investment objectives include Capital Appreciation Funds, Growth Funds, Mid-Cap Funds, Small-Cap Funds, Micro-Cap Funds, Growth & Income Funds, and Equity Income Funds. Unchanged investment objectives include Sector Equity Funds, World Equity Funds, Mixed Equity Funds, and certain other funds including all Fixed Income Funds and S&P(R) Index Funds.

     Criteria for the Lipper Indices are: 1) component funds are largest in group; 2) number of component funds remains the same (30); 3) component funds are defined annually; 4) can be linked historically; and 5) are used as a benchmark for fund performance.

     Criteria for the Lipper Averages are: 1) includes all funds in the group in existence for the period; 2) number of component funds always changes; 3) universes are dynamic due to revisions for new funds, mergers, liquidations, etc.; and 4) will be inaccurate if historical averages are linked.

     Certain Lipper, Inc. indices/averages used by the UAM Funds may include, but are not limited to, the following:

     Lipper Short-Intermediate Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of one to five years or less. (Taxable Fixed-Income category)

     Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. (Equity category)

     Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities. (Equity category)

     Lipper Equity Mid Cap Fund Index - an unmanaged index of funds that by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. (Equity category)

     Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase. (Equity category)

     Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size which invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. (Equity category)

     Lipper Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

     Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).

     Merrill Lynch 1-3 Year Treasury Index - an unmanaged index composed of U.S. treasury securities with maturities from 1 to 3 years.

     Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

     Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

     NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs.

     Nikkei Stock Average - a price weighted index of 225 selected leading stocks listed on the First Section of the Tokyo Stock Exchange.

     New York Stock Exchange composite or component indices --capitalization-weighted unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

     Russell U.S. Equity Indices:
     ---------------------------

     Russell 3000(R)Index - measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

     Russell 1000(R) Index - an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

     Russell 2000(R) Index -- an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

     Russell Top 200(TM) Index - measures the performance of the 200 largest companies in the Russell 1000 Index, which represents approximately 74% of the total market capitalization of the Russell 1000 Index.

     Russell Mid-Cap(TM) Index -- measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

     Russell 2500(TM) Index - an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

     Russell 3000(R) Growth Index - measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indices.

     Russell 3000(R) Value Index - measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indices.

     Russell 1000(R) Growth Index - measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 1000(R) Value Index - measures the performance of those Russell 1000 with lower price-to-book ratios and lower forecasted growth values.

     Russell 2000(R) Growth Index - measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 2000(R) Value Index - measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

     Russell Top 200(TM) Growth Index - measures the performance of those Russell Top 200 companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

     Russell Top 200(TM) Value Index - measures the performance of those Russell Top 200 companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     Russell Midcap(TM) Growth Index - measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

     Russell Midcap(TM) Value Index - measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     Russell 2500(TM) Growth Index - measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 2500(TM) Value Index - measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

     Ryan Labs 5 Year GIC Master Index - an arithmetic mean of market rates of $1 million GIC contracts held for five years. The market rates are representative of a diversified, investment grade portfolio of contracts issued by credit worthy insurance companies. The index is unmanaged and does not reflect any transaction costs. Direct investment in the index is not possible.

     Standard & Poor's U.S. Indices:
     ------------------------------

     In October, 1999, Standard & Poor's and Morgan Stanley Capital International launched a new global industry classification standard consisting of 10 economic sectors aggregated from 23 industry groups, 59 industries, and 123 sub-industries covering almost 6,000 companies globally. The new classification standard will be used with all of their respective indices. Features of the new classification include 10 economic sectors, rather than the 11 S&P currently uses. Sector and industry gradations are less severe. Rather than jumping from 11 sectors to 115 industries under the former S&P system, the new system progresses from 10 sectors through 23 industry groups, 50 industries and 123 sub-industries.

     S&P 500 Index - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks. Widely regarded as the standard for measuring large-cap U.S. stock market performance. It is used by 97% of U.S. money managers and pension plan sponsors. More than $1 trillion is indexed to the S&P 500.

     S&P MidCap 400 Index -- consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value. It is used by over 95% of U.S. managers and pension plan sponsors. More than $25 billion is indexed to the S&P MidCap 400.

     S&P SmallCap 600 Index - an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors. It is gaining wide acceptance as the preferred benchmark for both active and passive management due to its low turnover and greater liquidity. Approximately $8 billion is indexed to the S&P SmallCap 600.

     S&P SuperComposite 1500 - combines the S&P 500, MidCap 400, and SmallCap 600 indices, representing 87% of the total U.S. equity market capitalization.

     S&P 100 Index - known by its ticker symbol OEX, this index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue chip stocks across diverse industry groups.

     S&P/BARRA Growth and Value Indices - are constructed by grouping the securities in the S&P 500 Index according to price-to-book ratio. The Value index contains the companies with the lower price-to-book ratios; while the companies with the higher price-to-book ratios are contained in the Growth index.

     S&P REIT Composite Index - launched in 1997, this benchmark tracks the market performance of U.S. Real Estate Investment Trusts, known as REITS. The REIT Composite consists of 100 REITs chosen for their liquidity and importance in representing a diversified real estate Fund. The Index covers over 80% of the securitized U.S. real estate market.

     S&P Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

     Standard & Poor's CANADA Indices:
     --------------------------------

     S&P/TSE Canadian MidCap Index - measures the performance of the mid-size company segment of the Canadian equity market.

     S&P/TSE Canadian SmallCap Index - Measures the small company segment of the Canadian equity market.

     Standard & Poor's Global Indices:
     --------------------------------

     S&P Global 1200 Index - aims to provide investors with an investable Fund. This index, which covers 29 countries and consists of seven regional components, offers global investors an easily accessible, tradable set of stocks and particularly suits the new generation of index products, such as exchange-traded funds (ETFs).

     S&P Euro and S&P Euro Plus Indices - the S&P Euro Index covers the Eurobloc countries; the Euro Plus Index includes the Euro markets as well as Denmark, Norway, Sweden and Switzerland. The S&P Euro Plus Index contains 200 constituents, and the S&P Euro Index, a subset of Euro Plus, contains 160 constituents. Both indices provide geographic and economic diversity over 11 industry sectors.

     S&P/TSE 60 Index - developed with the Toronto Stock Exchange, is designed as the new Canadian large cap benchmark and will ultimately replace the Toronto 35 and the TSE 100.

     S&P/TOPIX 150 - includes 150 highly liquid securities selected from each major sector of the Tokyo market. It is designed specifically to give portfolio managers and derivative traders an index that is broad enough to provide representation of the market, but narrow enough to ensure liquidity.

     S&P Asia Pacific 100 Index - includes highly liquid securities from each major economic sector of major Asia-Pacific equity markets. Seven countries--Australia, Hong Kong, Korea, Malaysia, New Zealand, Singapore, and Taiwan --are represented in the new index.

     S&P Latin America 40 Index - part of the S&P Global 1200 Index, includes highly liquid securities from major economic sectors of Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the new index.

     S&P United Kingdom 150 Index - includes 150 highly liquid securities selected from each of the new S&P sectors. The S&P UK 150 is designed to be broad enough to provide representation of the market, but narrow enough to ensure liquidity.

     Salomon Smith Barney Global excluding U.S. Equity Index - an unmanaged index comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

     Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities of one year or greater, but less than three years.

     Salomon Smith Barney Three-Month T-Bill Average -- the average for all treasury bills for the previous three-month period.

     Salomon Smith Barney Three-Month U.S. Treasury Bill Index - a return equivalent yield average based on the last three 3-month Treasury bill issues.

     Savings and Loan Historical Interest Rates -- as published by the U.S. Savings and Loan League Fact Book.

     Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. treasury bills and inflation.

     Target Large Company Value Index - an index comprised of large companies with market capitalizations currently extending down to approximately $1.9 billion that are monitored using a variety of relative value criteria in order to capture the most attractive value opportunities available. A high quality profile is required and companies undergoing adverse financial pressures are eliminated.

     U.S. Three-Month Treasury Bill Average - the average return for all treasury bills for the previous three month period.

     Value Line Composite Index -- composed of over 1,600 stocks in the Value Line Investment Survey.

     Wilshire Real Estate Securities Index - a market capitalization-weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The index is used by the institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison.

     Wilshire REIT Index - includes 112 real estate investment trusts (REITs) but excludes seven real estate operating companies that are included in the Wilshire Real Estate Securities Index.

     Note: With respect to the comparative measures of performance for equity securities described herein, comparisons of performance assume reinvestment of dividends, except as otherwise stated.

                            UAM Funds
                            Funds for the Informed Investor sm

MJI International Equity Portfolio

Institutional Class Shares Prospectus                       August 28, 2000





                                 [LOGO OF UAM}

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 Table Of Contents


Fund Summary..................................................................1


 What are the Fund's Objectives?..............................................1
 What are the Fund's Principal Investment Strategies?.........................1
 What are the Fund's Principal Risks?.........................................2
 How Has the Fund Performed?..................................................2
 What are the Fund's Fees and Expenses?.......................................3


Investing with the UAM Funds..................................................5


 Buying Shares................................................................5
 Redeeming Shares.............................................................6
 Exchanging Shares............................................................8
 Transaction Policies.........................................................8
 Account Policies............................................................10


Additional Information About the Fund........................................12


 Other Investment Practices and Strategies...................................12
 Investment Management.......................................................13
 Shareholder Servicing Arrangements..........................................13
 Additional Classes..........................................................14


Financial Highlights.........................................................15

 Fund Summary


WHAT ARE THE FUND'S OBJECTIVES?
-------------------------------------------------------------------------------

  The fund seeks to maximize total return, including both capital apprecia-tion and current income, by investing primarily in the common stocks of companies based outside of the United States. The fund may not change its investment objectives without shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
-------------------------------------------------------------------------------

  The fund normally invests at least 65% of its total assets in common stocks (including rights or warrants to purchase common stocks) of compa-nies located in at least three countries outside the United States. The fund invests primarily in securities of companies domiciled in developed countries, but may also invest in developing countries.

  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, pre-ferred stocks, convertible securities, rights and warrants.

  The adviser tries to minimize specific country and currency risks by di-versifying the investments of the fund throughout the world and within markets. The adviser's investment process begins by determining which in-ternational stock markets the fund should invest in and in what propor-tion. The adviser makes its decision by evaluating the various markets through a proprietary system called the Twenty Questions Analysis that analyzes macro-economic factors, value factors, market performance and trends in monetary policy.

  Once the adviser decides how to allocate the assets of the fund among the various international stock markets, it then compares the companies in each of those markets according to:

  .   Quality of management;

  .   Market position;

  .   Financial strength;

  .   Ability to earn competitive returns on equity and assets; and

  .   Growth potential.

  The adviser selects stocks that it believes the market has undervalued compared to industry norms within their countries.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
-------------------------------------------------------------------------------

  As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or be-cause the adviser did not implement its strategy properly. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

  As with all equity funds, the risks that could affect the value of the fund's shares and the total return on your investment include the possi-bility that the equity securities held by the fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securi-ties may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly re-lated to a specific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

  When the fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more vola-tile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for the fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect in-vestment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

HOW HAS THE FUND PERFORMED?
-------------------------------------------------------------------------------

  The following information illustrates some of the risks of investing in this class of the fund. The bar chart shows how performance of this class of the fund has varied from year to year. The average annual return table compares the average annual returns of this class of the fund to those of a broad-based securities market index. Returns are based on past results and are not an indication of future performance.

Calendar Year Returns

                                    [GRAPH]
                                 1995   9.64%
                                 1996   7.79%
                                 1997   6.01%
                                 1998  15.53%
                                 1999  34.77%

  During the periods shown in the chart for the fund, the highest return for a quarter was 19.68% (quarter ending 12/31/99) and the lowest return for a quarter was -13.87% (quarter ending 09/30/98). For the period from January 1, 2000, through June 30, 2000, the fund returned -7.94%.

Average Annual Returns For Periods Ended December 31, 1999

                                                             5     Since
                                                    1 Year Years  9/16/94*
  ------------------------------------------------------------------------
   MJI International Equity Portfolio               34.77% 14.30%  11.31%
  ------------------------------------------------------------------------
   Morgan Stanley Capital International EAFE Index  26.96% 12.83%  11.97%

  * Beginning of operations. Index comparisons begin on September 30, 1994.

WHAT ARE THE FUND'S FEES AND EXPENSES?
--------------------------------------------------------------------------------

Shareholder Transaction Fees (fees paid directly from your investment)

  The fund is a no-load investment, which means there are no fees or charges to buy or sell its shares, to reinvest dividends or to exchange into other UAM Funds.

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

  The fund does have annual operating expenses and as a shareholder you pay them indirectly. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

   Management Fees                       0.75%
  --------------------------------------------
   Other Expenses*                       0.95%
  --------------------------------------------
   Total Annual Fund Operating Expenses  1.70%

  * "Other Expenses" presented in the table above may be higher than the expenses you would actually pay as a shareholder in the fund because the adviser has voluntarily agreed to limit the expenses of the fund to the extent necessary to keep its total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.50% of its average daily net assets. The adviser may change or cancel its expense limitation at any time. In addition, "Other Expenses" do not take into account any expense offset arrangement the fund may have that would reduce its custodian fee based on the amount of cash the fund maintains with its custodian. This would also have the effect of reducing the fund's expenses.

Example

  This example can help you to compare the cost of investing in this class of the fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the periods shown and then re-deem all of your shares at the end of those periods. The example also as-sumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year                3 Years                           5 Years                           10 Years
  ---------------------------------------------------------------------------------------------------
    $173                  $536                              $923                              $2,009

 Investing with the UAM Funds


BUYING SHARES
-------------------------------------------------------------------------------

By Mail

  You can open an account with the fund by sending a check or money order and your account application to the UAM Funds. You should make your check or money order payable to the "UAM Funds." The UAM Funds do not accept third-party checks. You can add to an existing account by sending a check and, if possible, the "Invest by Mail" stub that accompanied your state-ment to the UAM Funds. Be sure your check identifies clearly your name, your account number and the fund name.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

  Express Mail Address

  UAM Funds
  210 West 10th Street
  Kansas City, MO 64105

By Wire

  To open an account by wire, first call 1-877-826-5465 for an account num-ber and wire control number. Next, send your completed account application to the UAM Funds. Finally, wire your money using the wiring instructions set forth below. To add to an existing account by wire, call 1-877-826-5465 to get a wire control number and wire your money to the UAM Funds.

  Wiring Instructions

  United Missouri Bank
  ABA # 101000695
  UAM Funds
  DDA Acct. # 9870964163
  Ref: fund name/account number/
  account name/wire control number

By Automatic Investment Plan (Via Automated Clearing House or ACH)

  You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a com-pleted application to the UAM Funds. To cancel or change a plan, write to the UAM Funds. Allow up to 15 days to create the plan and 3 days to cancel or change it.

Minimum Investments

  You can open an account with the fund with a minimum initial investment of $2,500 ($500 for individual retirement accounts (IRAs) and $250 for Spousal IRAs). You can buy additional shares for as little as $100.

Fund Codes

  The fund's reference information, which is listed below, will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily net asset value per share (NAV) or get additional information.

     Trading
     Symbol                            CUSIP                                               Fund Code
  --------------------------------------------------------------------------------------------------
      MJIEX                          902556703                                                910

Rights Reserved by the UAM Funds

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares;

  .   Reject any purchase order; or

  . Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting manage-ment and by increasing expenses.)

REDEEMING SHARES
-------------------------------------------------------------------------------

By Mail

  Send a letter to the UAM Funds specifying:

  .   The fund name;

  .   The account number;

  .   The dollar amount or number of shares you wish to redeem;

  .   The account name(s); and

  .   The address.

  All registered share owner(s) in the exact name(s) and any special capac-ity in which they are registered must sign the letter.

  Certain shareholders may need to include additional documents to redeem shares. Please see the Statement of Additional Information (SAI) if you need more information.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

By Telephone

  You may redeem shares over the phone by calling 1-877-826-5465. To partic-ipate in this service and to receive your redemptions by wire, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Online

  You can redeem shares on the Internet at www.uam.com. For login informa-tion, including your personal identification number (PIN), please call 1-877-826-5465.

By Systematic Withdrawal Plan (Via ACH)

  If your account balance is at least $10,000, you may transfer as little as $100 per month from your UAM Funds account to another financial institu-tion. To participate in this service, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Payment of Redemption Proceeds

  Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file). The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form.

  The UAM Funds may require that a bank or member firm of a national securi-ties exchange guarantee signatures. A notary public cannot guarantee a signature. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the UAM Funds may require a share-holder to furnish additional legal documents to insure proper authoriza-tion.

  If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date. You may avoid these delays by paying for shares with a certified check, bank check or money order.

Rights Reserved by the UAM Funds

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the New York Stock Exchange is restricted; or

  . The Securities and Exchange Commission allows the UAM Funds to delay redemptions.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. You can also exchange shares of the UAM Funds on the Internet at www.uam.com. For login information, including your personal identification number (PIN), please call 1-877-826-5465. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

Rights Reserved by the UAM Funds

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders;

  .   Reject any request for an exchange; or

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund on each day the New York Stock Exchange is open at a price equal to its NAV next computed af-ter it receives and accepts your order. NAVs are calculated as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. East-ern Time). Therefore, to receive the NAV on any given day, the UAM Funds must accept your order before the close of trading on the New York Stock Exchange that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following business day.

  Since securities that are traded on foreign exchanges may trade on days when the New York Stock Exchange is closed, the value of a UAM Fund may change on days when you are unable to purchase or redeem shares.

  The UAM Funds calculate their NAVs by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use current market prices to value their investments. However, the UAM Funds may value investments at fair value when market prices are not readily available or when events oc-cur that make established valuation methods (such as stock exchange clos-ing prices) unreliable. The UAM Funds will determine an in vestment's fair value according to methods established by the Board. The UAM Funds value debt securities that are purchased with remaining maturi-ties of 60 days or less at amortized cost, which approximates market val-ue. The UAM Funds may use a pricing service to value some of their assets, such as debt securities or foreign securities.

Buying or Selling Shares through a Financial Intermediary

  You may buy or sell shares of the UAM Funds through a financial intermedi-ary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must re-ceive your order before the close of trading on the New York Stock Ex-change that day. Your financial intermediary is responsible for transmit-ting all purchase and redemption requests, investment information, docu-mentation and money to the UAM Funds on time. Your financial intermediary may charge additional transaction fees for its services.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

In-Kind Transactions

  Under certain conditions and at the UAM Funds' discretion, you may pay for shares of a UAM Fund with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities in-stead of cash.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine. The UAM Funds will not be re-sponsible for any loss, liability, cost or expense for following instruc-tions received by telephone reasonably believed to be genuine.

ACCOUNT POLICIES
-------------------------------------------------------------------------------

Small Accounts

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts; or

  . When the value of your account falls because of market fluctuations and not your redemptions.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

Distributions

  Normally, the fund distributes its net investment income and its net capi-tal gains at least once a year. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the fund, unless you elect on your account application to receive them in cash.

Federal Taxes

  The following is a summary of the federal income tax consequences of in-vesting in the fund. This summary does not apply to shares held in an in-dividual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such ac-counts may, however, be taxable at some time in the future. You should al-ways consult your tax advisor for specific guidance regarding the tax ef-fect of your investment in the UAM Funds.

  Taxes on Distributions Distributions of the fund will generally be taxable to shareholders as ordinary income or capital gains. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The amount of tax you may pay on a distribution will be based on the amount of time the fund held its investments, not how long you held your shares. Dividends and distribu-tions of short-term capital gains (capital gains relating to securities held for twelve months or less) are generally taxable at the same rate as ordinary income. Distributions of long-term capital gains (capital gains relating to securities held for more than twelve months) are generally taxable as long-term capital gains. Once a year UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying a dividend" and should be avoided.

  The fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the fund receives from U.S. corpora-tions may be eligible for the corporate dividends-received deduction, sub-ject to certain holding period requirements and financing limitations.

  If the fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the fund received from sources in foreign countries. The fund may elect to treat some of those taxes as a distribution to shareholders, which would allow share-holders to offset some of their U.S. federal income tax.

  Taxes on Exchanges and Redemptions When you exchange or redeem shares in the fund, you may recognize a capital gain or loss for federal tax purpos-es. This gain or loss will be based on the difference between the cost of your shares (tax basis) and the amount you receive for them. To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.

  Generally, your gain or loss will be long-term or short-term depending on whether your holding period exceeds 12 months. However, any loss you real-ize on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions you received on the shares.

  Backup Withholding By law, the fund must withhold 31% of your distribu-tions and redemption proceeds if you fail (i) to provide complete, correct taxpayer information, (ii) to properly include on your return payments of taxable interest or dividends, or (iii) to certify to the fund that you are not subject to back-up withholding when required to do so or that you are an "exempt recipient."

State and Local Taxes

  You may also have to pay state and local taxes on distributions and re-demptions. However, state taxes may not apply to portions of distributions that are attributable to interest on federal securities. As mentioned above, you should always consult your tax advisor for specific guidance regarding the tax effect of your investment in the fund.

 Additional Information About the Fund


OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to its principal investment strategies, the fund may use the investment strategies described below. The fund may also employ investment practices that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concern-ing any of the fund's investment practices and its risks, you should read the SAI.

Derivatives

  The fund may invest in derivatives, a category of investments that in-cludes forward foreign currency exchange contracts, futures, options and swaps to protect its investments against changes resulting from market conditions (a practice called "hedging"), to reduce transaction costs or to manage cash flows. Forward foreign currency exchange contracts, futures and options are called derivatives because their value is based on an un-derlying asset or economic factor. Derivatives are often more volatile than other investments and may magnify the fund's gains or losses. There are various factors that affect the fund's ability to achieve its objec-tives with derivatives. Successful use of a derivative depends on the de-gree to which prices of the underlying assets correlate with price move-ments in the derivatives the fund buys or sells. The fund could be nega-tively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

Short-Term Investing

  At times, the adviser may decide to invest up to 100% of the fund's assets in a variety of high-quality, short-term debt securities, such as U.S. government securities. The adviser may invest in these types of securities for temporary defensive purposes, to earn a return on uninvested assets or to meet redemptions. The adviser may temporarily adopt a defensive posi-tion to reduce changes in the value of the shares of the fund that may re-sult from adverse market, economic, political or other developments. When the adviser pursues a temporary defensive strategy, the fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the fund from achieving its stated objectives.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Murray Johnstone International, Ltd., located at 11 West Nile Street, Glasgow, Scotland G12PX, is the investment adviser to the fund. The ad-viser manages and supervises the investment of the fund's assets on a dis-cretionary basis. The adviser, an affiliate of United Asset Management Corporation, is an international investment adviser whose origins date back to 1907.

  The fund has agreed to pay the adviser a management fee equal to 0.75% of the fund's average net assets. In addition, the adviser has voluntarily agreed to limit the total expenses of the fund to 1.50% of its average net assets. To maintain this expense limit, the adviser may waive a portion of its management fee and/or reimburse certain expenses of the fund. The ad-viser intends to continue its expense limitation until further notice, but may discontinue it at any time. During its most recent fiscal year, the fund paid 0.61% of its average net assets in advisory fees to the adviser.

Portfolio Managers

  Since the country decision is of first importance, the members of the Country Allocation Team are the key decision-makers for the fund, and their experience and judgement are critical. The team is comprised of James Clunie (Head of Allocation) and Andrew Preston.

  James Clunie is the Senior Investment Officer in charge of North American clients and a Director of Murray Johnstone International. Mr. Cline is also responsible for research into the performance and continued develop-ment of the Twenty Questions analysis. Mr. Cline came to Murray Johnstone in 1989 after receiving his BS with Honors in Mathematics and Statistics from Edinburgh University. He has worked in the UK department and spent time in the United States, as a product specialist. He is a Certified Fi-nancial Analyst.

  Andrew Preston is a Senior Investment Officer and a Director of Murray Johnstone International. Among his responsibilities is oversight of ac-counts with special guidelines. He has been with Murray Johnstone for fourteen years, and has been a member of the UK and Japan teams. He also played a prominent role in the establishment of a joint venture company formed in 1986 to invest Japanese institutional funds internationally. Earlier in his career, Andrew was a diplomat in the Australian Department of Foreign Affairs. He is fluent in Japanese and Chinese.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Brokers, dealers, banks, trust companies and other financial representa-tives may receive compensation from the fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

  For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the fund that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the fund. In addition, your financial representatives may charge you other ac-count fees for buying or redeeming shares of the fund or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

  The fund may pay all or part of the fees paid to financial representa-tives. Periodically, UAM Funds' board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The fund does not pay these service fees on shares purchased directly. In addition, the adviser and its affiliates may, at their own expense, pay financial representatives for these services.

  The adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with re-spect to the fund. The adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the fund.

ADDITIONAL CLASSES
-------------------------------------------------------------------------------

  The fund also offers Institutional Service Class shares, which pay market-ing or shareholder servicing fees. Since Institutional Service Class shares have higher expenses, their performance will be lower than the per-formance of the Institutional Class.

 Financial Highlights



  The financial highlights table is intended to help you understand the fi-nancial performance of this class of the fund for the past five years. Certain information contained in the table reflects the financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in this class of the fund assuming all dividends and distributions were reinvested. PricewaterhouseCoopers LLP has audited this information. The financial statements and the unqualified opinion of PricewaterhouseCoopers LLP are included in the annual report of the fund, which is available upon request by calling the UAM Funds at 1-877-826-5465.

   Years Ended April 30,             2000*    1999*     1998     1997    1996
  ----------------------------------------------------------------------------
   Net Asset Value, Beginning of
   Period                          $ 12.85  $ 12.29  $ 10.65  $ 10.27  $ 9.50
   Income from Investment
   Operations:
   Net Investment Income             (0.01)    0.03     0.07     0.06    0.07
   Net Realized and Unrealized
    Gain (Loss)                       2.59     0.82     2.02     0.42    0.75
    Total From Investment
     Operations                       2.58     0.85     2.09     0.48    0.82
   Distributions:
   Net Investment Income               --     (0.07)   (0.04)   (0.01)    -- @
   In Excess of Net Investment
    Income                             --       --       --       --    (0.03)
   Net Realized Gain                 (1.20)   (0.22)   (0.41)   (0.09)  (0.02)
    Total Distributions              (1.20)   (0.29)   (0.45)   (0.10)  (0.05)
   Net Asset Value, End of Period  $ 14.23  $ 12.85  $ 12.29  $ 10.65  $10.27
   Total Return+                     20.07%    7.17%   20.39%    4.67%   8.67%
   Ratios and Supplemental Data
   Net Assets, End of Period
    (Thousands)                    $38,270  $21,006  $32,296  $28,818  $8,592
   Ratio of Expenses to Average
    Net Assets                        1.56%    1.50%    1.50%    1.50%   1.45%
   Ratio of Net Investment
    Income (Loss)
    to Average Net Assets           (0.11)%    0.21%    0.60%    0.68%   0.88%
   Portfolio Turnover Rate              85%      48%      80%      47%     59%

  + Total return would have been lower had certain fees not been waived and certain expenses not been assumed by the adviser during the periods in-dicated.
  * Per share amounts are based on average outstanding shares.
  @ Amount is less than $0.01 per share.

MJI International Equity Portfolio

  Investors who want more information about the fund should read the fund's annual/semi-annual reports and the fund's statement of additional informa-tion. The annual/semi-annual reports of the fund provide additional infor-mation about its investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the fund during the last fiscal year. The statement of additional information contains additional detailed in-formation about the fund and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of the statement of additional informa-tion, shareholder reports and other information about the UAM Funds and can make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com

  You can review and copy information about the fund (including the statement of additional information) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

  Investment Company Act of 1940 file number: 811-8544.

                                 [LOGO OF UAM]

                                UAM Funds Trust

                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)




                       MJI International Equity Portfolio
                              Institutional Class
                          Institutional Service Class

                      Statement of Additional Information
                               September 1, 2000






  This statement of additional information is not a prospectus. However, you should read it in conjunction with the prospectuses of the Fund dated August 28, 2000, as supplemented from time to time. You may obtain the Fund's prospectuses by contacting the UAM Funds at the address listed above.

  The audited financial statements of the Fund and the related report of PricewaterhouseCoopers LLP, independent accountants of the Fund, are incorporated herein by reference in the section called "Financial Statements." No other portions of the annual report are incorporated by reference.

Table Of Contents

Description of Permitted Investments...................................   1
 Borrowing.............................................................   1
 Debt Securities.......................................................   1
 Derivatives...........................................................   7
 Equity Securities.....................................................  15
 Foreign Securities....................................................  17
 Investment Companies..................................................  21
 Repurchase Agreements.................................................  21
 Restricted Securities.................................................  21
 Securities Lending....................................................  22
 Short Sales...........................................................  22
 When Issued Transactions..............................................  23
Investment Policies of the Fund........................................  23
Management of the Company..............................................  24
 Board Members.........................................................  24
 Officers..............................................................  26
Principal Shareholders.................................................  27
Investment Advisory and Other Services.................................  28
 Investment Adviser....................................................  28
 Distributor...........................................................  30
 Shareholder Servicing Arrangements....................................  30
 Service And Distribution Plans........................................  30
 Administrative Services...............................................  32
 Custodian.............................................................  34
 Independent Accountants...............................................  34
 Code of Ethics........................................................  34
Brokerage Allocation and Other Practices...............................  34
 Selection of Brokers..................................................  34
 Simultaneous Transactions.............................................  35
 Brokerage Commissions.................................................  35
Capital Stock and Other Securities.....................................  36
Purchase, Redemption and Pricing of Shares.............................  38
 Net Asset Value Per Share.............................................  38
 Purchase of Shares....................................................  38
 Redemption of Shares..................................................  39
 Exchange Privilege....................................................  41
 Transfer Of Shares....................................................  41
Performance Calculations...............................................  41
 Total Return..........................................................  42
 Yield.................................................................  42
 Comparisons...........................................................  43
Financial Statements...................................................  43
Glossary...............................................................  43
Bond Ratings...........................................................  44
 Moody's Investors Service, Inc........................................  44
 Standard & Poor's Ratings Services....................................  46
 Fitch Ratings.........................................................  49
Comparative Benchmarks.................................................  50

Description of Permitted Investments


  As described in the Fund's prospectus, the Fund may use a variety of investment strategies in addition to its principal investment strategies. This SAI describes each of these investments/strategies and their risks. The Fund may not notify shareholders before employing new strategies, unless it expects such strategies to become principal strategies. You can find more information concerning the limits on the ability of the Fund to use these investments in "Investment Policies of the Fund."

BORROWING
--------------------------------------------------------------------------------
  The Fund may not borrow money, except if permitted by its fundamental investment policies:

  . It may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed);

  . It may borrow up to an additional 5% of its total assets from anyone for temporary purposes;

  . It may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities; and

  . It may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

  Borrowing is a form of leverage, which may magnify the Fund's gain or loss. To mitigate the risks of leverage, the Fund will limit the amount it may borrow to not more than 33 1/3% of its total assets, taken at market value. In addition, the Fund will only borrow from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares.
  The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

DEBT SECURITIES
--------------------------------------------------------------------------------
  Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

Types of Debt Securities

  U.S. Government Securities

  U.S. government securities are securities that the U.S. Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury bills, which have initial maturities of less than one year, treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed Securities" and "Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in "Mortgage-Backed Securities" and "Other Asset-Backed Securities."

  The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the U.S. government generally does not back agency securities. Agency securities are typically supported in one of three ways:

  .  By the right of the issuer to borrow from the U.S. Treasury;

  . By the discretionary authority of the U.S. government to buy the obligations of the agency; or

  .  By the credit of the sponsoring agency.

  While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the Fund.

  Corporate Bonds

  Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

  Mortgage-Backed Securities

  Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

  Governmental entities, private insurers and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

  Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

  Government National Mortgage Association (GNMA)

  GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

  Federal National Mortgage Association (FNMA)

  FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.


  Federal Home Loan Mortgage Corporation (FHLMC)

  FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing.

  FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

  Commercial Banks, Savings And Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers and other Secondary Market Issuers

  Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

  Risks of Mortgage-Backed Securities

  Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

  Other Asset-Backed Securities

  These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

  Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

  To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

  The Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

  Collateralized Mortgage Obligations (CMOs)

  CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs typically pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

  A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

  CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

  Short-Term Investments

  To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

  Bank Obligations

  The Fund will only invest in a security issued by a commercial bank if the bank:

  . Has total assets of at least $1 billion, or the equivalent in other currencies;

  .  Is a U.S. bank and a member of the Federal Deposit Insurance Corporation;
     and

  . Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.

  Time Deposits

  Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The Fund may only purchase time deposits maturing from two business days through seven calendar days.

  Certificates of Deposit

  Certificates of deposit are negotiable certificates issued against money deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

  Bankers' Acceptance

  A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

  Commercial Paper

  Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Fund may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Bond Ratings" for a description of commercial paper ratings.

  Stripped Mortgage-Backed Securities

  Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

  Yankee Bonds

  Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

  Zero Coupon Bonds

  These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its assets to generate sufficient cash to satisfy certain income distribution requirements.

  These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U. S. Treasury sells itself.

  The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the Fund can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

Terms to Understand

  Maturity

  Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

  Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

  Duration

  Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

  An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

Factors Affecting the Value of Debt Securities

  The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

  Interest Rates

  The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

  Prepayment Risk

  This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the Fund. If left unattended, drifts in the average maturity of the Fund can have the unintended effect of increasing or reducing its effective duration, which may adversely affect its expected performance.

  Extension Risk

  The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

  Credit Rating

  Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

  Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

  A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

  Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

  Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Fund currently use ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P"), Duff & Phelps Rating Co. and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

  The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the Fund buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. The Fund may invest in securities of any rating.

DERIVATIVES
--------------------------------------------------------------------------------
  Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. Unless, otherwise stated in the Fund's prospectus, the Fund can use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, the Fund will have offset any depreciation in the value of its assets by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

Types of Derivatives



  Futures

  A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

  Futures contracts are traded in the United States on commodity exchanges or Boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

  Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, or custodian bank when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

  Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. The opposite is also true. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

  The Fund may incur commission expenses when it opens or closes a futures position.

  Options

  An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

  Purchasing Put and Call Options

  When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

  Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

  The purchaser of an option may terminate its position by:

  .  Allowing it to expire and losing its entire premium;

  . Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

  .  Closing it out in the secondary market at its current price.

  Selling (Writing) Put and Call Options

  When the Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

  The Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the
  premium it received to offset the increase in the security's value.   If
  security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

  The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

  The Fund is permitted only to write covered options. The Fund can cover a call option by owning:

  . The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

  . A call option on the same security or index with the same or lesser exercise price;

  . A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

  . Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

  . In the case of an index, the Fund of securities that corresponds to the index.

  The Fund can cover a put option by:

  .  Entering into a short position in the underlying security;

  . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

  . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

  .  Maintaining the entire exercise price in liquid securities.

  Options on Securities Indices

  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

  Options on Futures

  An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in
  the case of a put option) at a fixed time and price.   Upon exercise of the
  option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

  The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

  The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

  The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its assets.

  The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

  Combined Positions

  The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

  Forward Foreign Currency Exchange Contracts

  A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

  . Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).

  . Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC.

  .  Do not require an initial margin deposit.

  . May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

  Foreign Currency Hedging Strategies

  A "settlement hedge" or "transaction hedge" is designed to protect the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

  The Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

  Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

  The Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

  It is difficult to forecast with precision the market value of certain assets at the expiration or maturity of a forward or futures contract. Accordingly, the Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

  Swaps, Caps, Collars and Floors

  Swap Agreements

  A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

  Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

  Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

  A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund will cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

  Equity Swaps -- In a typical equity index swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of
  securities without actually purchasing those stocks.   Equity index swaps
  involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

  Interest Rate Swaps -- Interest rate swaps are financial instruments that involve the exchange on one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swap involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

  Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

  Currency Swaps -- A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

  Caps, Collars and Floors

  Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.



Risks of Derivatives

  While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.

  When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

  Correlation of Prices

  The Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the assets the Fund it is trying to hedge. However, if the Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

  Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

  . Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

  . A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

  . Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

  Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

  While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.

  Lack of Liquidity

  Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out its position. In an illiquid market, the Fund may:

  . Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

  .  Have to purchase or sell the instrument underlying the contract;

  .  Not be able to hedge its investments; and

  .  Not be able realize profits or limit its losses.

  Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

  . An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

  . Unusual or unforeseen circumstances may interrupt normal operations of an exchange;

  . The facilities of the exchange may not be adequate to handle current trading volume;

  . Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

  . Investors may lose interest in a particular derivative or category of derivatives.

  Management Risk

  If the adviser incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on its adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

  Volatility and Leverage

  The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

  .  Actual and anticipated changes in interest rates;

  .  Fiscal and monetary policies; and

  .  National and international political events.

  Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

  Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.

  If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

EQUITY SECURITIES
--------------------------------------------------------------------------------

Types of Equity Securities

  Common Stocks

  Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's Board of directors.

  Preferred Stocks

  Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

  Convertible Securities

  Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at the Fund's option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer's capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock).

  Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. In addition, they are also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

  A synthetic convertible security is a combination investment in which the Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics, and other factors. Because the Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with the Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss, the market price of the option component generally reflects these differences in maturities, and the Adviser and applicable sub-adviser take such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, the Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If the Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

  Rights and Warrants

  A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued.
  Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

  An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities

  General Risks of Investing in Stocks

  While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

     Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

     . Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

     . Factors affecting an entire industry, such as increases in production costs; and

     . Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

     Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

     Small and Medium-Sized Companies

     Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

     Technology Companies

     Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

FOREIGN SECURITIES
-------------------------------------------------------------------------------

Types of Foreign Securities

     Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. People can invest in foreign securities in a number of ways:

     . They can invest directly in foreign securities denominated in a foreign currency;

     . They can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and

     .    They can invest in investment funds.

     American Depositary Receipts (ADRs)

     American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. EDRs are similar to ADRs, except that they are typically issued by European Banks or trust companies.

     Emerging Markets

     An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

     Investment Funds

     Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of a UAM Fund that invests in such investment funds will bear not only their proportionate share of the expenses of the UAM Fund (including operating expenses and the fees of the adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities

     Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

     Political and Economic Factors

     Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

     . The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

     . Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

     . The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

     . The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

     . A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

     Information and Supervision

     There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

     Stock Exchange and Market Risk

     The adviser anticipates that in most cases an exchange or over-the-counter
     (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

     . They are generally more volatile and not as developed or efficient as than those in the United States;

     .    They have substantially less volume;

     . Their securities tend to be less liquid and to experience rapid and erratic price movements;

     . Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates;

     . Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets; and

     . They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

     Foreign Currency Risk

     While the UAM Funds denominate their net asset value in United States dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the United States dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

     . It may be expensive to convert foreign currencies into United States dollars and vice versa;

     . Complex political and economic factors may significantly affect the values of various currencies, including United States dollars, and their exchange rates;

     . Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

     . There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

  . Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

  . The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

  Taxes

  Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Fund does not expect such foreign withholding taxes to have a significant impact on performance.

  Emerging Markets

  Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

  .  Have relatively unstable governments;

  . Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

  .  Offer less protection of property rights than more developed countries; and

  . Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

  Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The Euro

  The single currency for the European Economic and Monetary Union ("EMU"), the Euro, is scheduled to replace the national currencies for participating member countries over a period that began on January 1, 1999 and ends in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

  On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and redenominating many investments, currency balances and transfer mechanisms into Euros. The Fund also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, the Fund expects the conversion to the Euro to impact investments in countries that adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

  . Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

  . Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?

  .  How will existing currencies be exchanged into Euro?

  . Will suitable clearing and settlement payment systems for the new currency be created?

INVESTMENT COMPANIES
--------------------------------------------------------------------------------
  The Fund may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the Fund. Like other shareholders, the Fund would pay its proportionate share of those fees. Consequently, shareholders of the Fund would pay not only the management fees of the Fund, but also the management fees of the investment company in which the Fund invests. The Fund may invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

  The SEC has granted an order that allows the Fund to invest the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Fund, provided that the investment is:

  .  For cash management purposes;

  .  Consistent with the Fund's investment policies and restrictions; and

  . The adviser to the investing Fund waives any fees it earns on the assets of the Fund that are invested in the UAM DSI Money Market Fund.

  The Fund will bear expenses of the UAM DSI Money Market Fund on the same basis as all of its other shareholders.

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
  In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). The Fund normally uses repurchase agreements to earn income on assets that are not invested.

  When the Fund enters into a repurchase agreement it will:

  . Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form; and

  . Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower to "mark to the market" on a daily basis).

  If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the Fund's right to sell the security may be restricted. In addition, the value of the security might decline before the Fund can sell it and the Fund might incur expenses in enforcing its rights.

RESTRICTED SECURITIES
--------------------------------------------------------------------------------
  The Fund may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Board, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the Fund's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

SECURITIES LENDING
--------------------------------------------------------------------------------
  The Fund may lend a portion of its total assets to broker-dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. When the Fund lends its securities, it will follow the following guidelines:

  . The borrower must provide collateral at least equal to the market value of the securities loaned;

  . The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U.S. government;

  . The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

  .  It must be able to terminate the loan at any time;

  . It must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments); and

  .  It must determine that the borrower is an acceptable credit risk.

  These risks are similar to the ones involved with repurchase agreements. When the Fund lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, the Fund could:

  . Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

  .  Experience delays in recovering its securities.

SHORT SALES
--------------------------------------------------------------------------------

Description of Short Sales

  Selling a security short involves an investor sale of a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

  Investors typically sell securities short to:

  .  Take advantage of an anticipated decline in prices.

  .  Protect a profit in a security it already owns.

  The Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, the Fund can profit if the price of the security declines between those dates.

  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund will incur transaction costs in effecting short sales. The Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

  The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

Short Sales Against the Box

  In addition, the Fund may engage in short sales "against the box." In a short sale against the box, the Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. The Fund will incur transaction costs to open, maintain and close short sales against the box.

Restrictions on Short Sales

  The Fund will not short sell a security if:

  . After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund net assets.

  . The market value of the securities of any single issuer that have been sold short by the Fund would exceed the two percent (2%) of the value of the Fund's net assets.

  . Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

  Whenever the Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN ISSUED TRANSACTIONS

  A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account. The Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

  The Fund uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

  When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

  The Fund will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.


Investment Policies of the Fund

  The following investment limitations are fundamental, which means the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. The Fund will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The Fund will not:

  . With respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the of U.S. government or any if its agencies or instrumentalities).

  . With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer.

  . Invest more than 25% of its assets in companies within a single industry; however, there are no limitations on investments made in instruments issued or guaranteed by the U.S. government, and its agencies when a portfolio adopts a temporary defensive position.

  . Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Fund's gross assets valued at the lower of market or cost.

  .  Invest in physical commodities or contracts on physical commodities.

  . Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

  . Make loans except (i) by purchasing debt securities in accordance with its investment objectives and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act, or the rules and regulations or interpretations of the SEC thereunder.

  .  Underwrite the securities of other issuers.

  . Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings mortgages or pledges or (ii) entering into option, futures or repurchase transactions.

Management of the Company

  The Board manages the business of the Company. The Board elects officers to manage the day-to-day operations of the Company and to execute policies the Board has formulated. The Company pays each Independent Director the following fees:

  .  A $200 quarterly retainer fee per active Fund;

  . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;

  .  $1,500 for each private meeting of the Board;

  .  $1,000 for each telephonic meeting of the Board; and

  . $1,000 per day for attending seminars, up to a maximum of three events per year.

  In addition, the Company reimburses each Independent Director for travel and other expenses incurred while attending board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the Directors and allocated proportionately among all Funds in the UAM Complex.. The Company does not pay its Interested Directors or officers for their services as Directors or officers.

BOARD MEMBERS

  The following table lists the Board members and officers of the Company and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Company and total compensation received from the UAM Funds Complex. The UAM Funds Complex is currently comprised of 49 portfolios. Those people with an asterisk (*) beside their name are "interested persons" of the Company as that term is defined in the 1940 Act. Mr. English does have an investment advisory relationship with Investment Counselors of Maryland, an investment adviser to one of the portfolios in the UAM Funds Complex. However, the Company does not believe that the relationship is a material business relationship, and, therefore, does not consider him to be an interested Board member. If these circumstances change, the Board will determine whether any action is required to change the composition of the Board.

                                                                                                             Total
                                                                                                          Compensation
                                                                                     Aggregate             From UAM
                                                                                    Compensation             Funds
Name, Address,                                                                      from Company          Complex as of
Date of Birth               Principal Occupations During the Past 5 years            as of 4/30/00           4/30/00
-------------------------------------------------------------------------------------------------------------------------
John T. Bennett, Jr.        Mr. Bennett is President of Squam Investment                 $9,380              $38,950
RR2 Box 700                 Management Company, Inc. and Great Island Investment
Center Harbor, NH 03226     Company, Inc. (investment management). From 1988 to
1/26/29                     1993, Mr. Bennett was President of Bennett Management
                            Company.  Mr. Bennett serves on the Board of each
                            Company in the UAM Funds Complex.
----------------------------------------------------------------------------------------------------------------------------
Nancy J. Dunn               Ms. Dunn has been Financial Officer of World Wildlife                $9,380              $38,950
1250 24/th/ St., NW         Fund (nonprofit), since January 1999.  From 1991 to
Washington, DC  20037       1999, Ms. Dunn was Vice President for Finance and
8/14/51                     Administration and Treasurer of Radcliffe College
                            (Education).  Ms. Dunn serves on the Board of each
                            Company in the UAM Funds Complex.
----------------------------------------------------------------------------------------------------------------------------
William A. Humenuk          Mr. Humenuk has been Senior Vice President                           $9,380              $38,950
10401 N. Meridian St        Administration, General Counsel and Secretary of Lone
Suite 400                   Star Industries Inc. (cement and ready-mix concrete)
Indianapolis, IN 46290      since March 2000.  From June 1998 to March 2000 he
4/21/42                     was Executive Vice President and Chief Administrative
                            Officer of Philip Services Corp. (ferrous scrap
                            processing, brokerage and industrial outsourcing
                            services).  Mr. Humenuk was a Partner in the
                            Philadelphia office of the law firm Dechert Price &
                            Rhoads from July 1976 to June 1998.  He was also
                            formerly a Director of Hofler Corp. (manufacturer of
                            gear grinding machines).  Mr. Humenuk serves on the
                            Board of each Company in the UAM Funds Complex.
----------------------------------------------------------------------------------------------------------------------------
Philip D. English           Mr. English is President and Chief Executive Officer                 $9,380              $38,950
16 West Madison Street      of Broventure Company, Inc., a company engaged in the
Baltimore, MD 21201         investment management business.  He is also Chairman
8/5/48                      of the Board of Chektec Corporation (Drugs) and Cyber
                            Scientific, Inc. (computer mouse company).  Mr.
                            English serves on the Board of each Company in the
                            UAM Funds Complex.

                                                                                           Aggregate       Total Compensation
                                                                                       Compensation from     From UAM Funds
  Name, Address, Date of                                                                 Company as of        Complex as of
  Birth                       Principal Occupations During the Past 5 years                 4/30/00              4/30/00
  ------------------------------------------------------------------------------------------------------------------------------
  Norton H. Reamer*           Chairman, Chief Executive Officer and a Director of              0                    0
  One International           United Asset Management Corporation (financial
  Place                       services); Director, Partner or Trustee of each of
  Boston, MA 02110            the Investment Companies of the Eaton Vance Group of
  3/21/35                     Mutual Funds (mutual funds).


OFFICERS
--------------------------------------------------------------------------------
  The following table lists the officers of the Company and provides information regarding their present positions, date of birth, address and their principal occupations during the past five years. The Company's officers are paid by UAM, its affiliates or SEI, but not by the Company.

  Name, Address,              Position
  Date of Birth               with Company   Principal Occupations During the Past 5 years
  --------------------------------------------------------------------------------------------------------------------------
  Norton H. Reamer*           Board          You can find Mr. Reamer's biography in the table above.
  One International Place     Member;
  Boston, MA 02110            President
  3/21/35                     and Chairman
  --------------------------------------------------------------------------------------------------------------------------
  William H. Park             Vice           Executive Vice President and Chief Financial Officer of United Asset
  One International Place     President      Management Corporation (financial services) since 1998.
  Boston, MA 02110
  9/19/47
  --------------------------------------------------------------------------------------------------------------------------
  Gary L. French              Treasurer      President of UAMFSI (financial services) and UAMFDI (broker dealer); Treasurer
  211 Congress Street                        of the Fidelity Group of Mutual Funds from 1991 to 1995 (mutual funds); held
  Boston, MA 02110                           various other offices with Fidelity Investments (financial services) from
  7/4/51                                     November 1990 to March 1995.
  --------------------------------------------------------------------------------------------------------------------------
  Linda T. Gibson             Secretary      General Counsel and Managing Director of UAM Investment Services, Inc.
  211 Congress Street                        (financial services); Senior Vice President and General Counsel of UAMFSI
  Boston, MA 02110                           (financial services) and UAMFDI (broker-dealer); Senior Vice President and
  7/31/65                                    Secretary of Signature Financial Group, Inc. (financial services) and affiliated broker-dealers from 1991 to 2000; Director and Secretary of
                                             Signature Financial Group Europe, Ltd. (financial services) from 1995 to 2000;
                                             Secretary of the Citigroup Family of Mutual Funds (mutual funds) from 1996 to
                                             2000; Secretary of the 59 Wall Street Family of Mutual Funds (mutual funds)
                                             from 1996 to 2000.
  --------------------------------------------------------------------------------------------------------------------------
  Martin J. Wolin             Assistant      Vice President and Associate General Counsel of UAMFSI (financial services)
  211 Congress Street         Secretary      since February 1998; Assistant General Counsel of First Union Corporation
  Boston, MA 02110                           (financial services) from 1995 to 1998; Attorney with Signature Financial
  9/15/67                                    Group, Inc. (financial services) from 1994 to 1995.
  --------------------------------------------------------------------------------------------------------------------------
  Theresa DelVeccio           Assistant      Secretary of UAMFSI (financial services) since February 1998; Secretary and
  211 Congress Street         Secretary      Compliance Officer of UAMFDI (broker-dealer) since February 2000; Assistant
  Boston, MA 02110                           Vice President of Scudder Kemper Investments (financial services) from May
  12/23/63                                   1992 to February 1998.
  --------------------------------------------------------------------------------------------------------------------------


  Name, Address,              Position
  Date of Birth               with Company   Principal Occupations During the Past 5 years
  ------------------------------------------------------------------------------------------------------------------------
  Robert J. DellaCroce        Assistant      Director, Mutual Fund Operations - SEI Investments (financial services) since
  SEI Investments             Treasurer      June 1994; Senior Manager at Arthur Andersen (accounting firm) prior to 1994.
  One Freedom Valley Rd.
  Oaks, PA  19456
  12/17/63

Principal Shareholders

  As of August 21, 2000, the following persons or organizations held of record or beneficially 5% or more of the shares of the Fund:

  Name and Address of Shareholder                   Class of Portfolio                Percentage of Shares Owned
  --------------------------------------------------------------------------------------------------------------------
  Freya Fanning & Compny                           Institutional Class                31.14%
  400 Essex St Box 5600
  Beverly Farms, MA 01915-1957
  --------------------------------------------------------------------------------------------------------------------
  UMBSC & Co                                       Institutional Class                29.05%
  FBO Interstate Brands
  Aggressive Growth
  PO Box 419175
  Kansas City, MO 64141-6175
  --------------------------------------------------------------------------------------------------------------------
  UMBSC & Co                                       Institutional Class                 9.14%
  FBO IBC Savings Invest-AGG GR
  PO Box 419692
  Kansas City, MO 64141-6692
  --------------------------------------------------------------------------------------------------------------------
  UMBSC & Co                                       Institutional Class                 8.89%
  FBO Interstate Brands
  Interstate Brands
  Moderate Growth
  PO Box 419175
  Kansas City, MO 64141-6175
  --------------------------------------------------------------------------------------------------------------------
  Wilmington Trust Co. Tr                          Institutional Class                 6.15%
  FBO IBT 401k
  Profit Sharing Plan
  C/o Mutual Funds UAM
  P.O Box 8971
  Wilmington, DE 19899-8971
  --------------------------------------------------------------------------------------------------------------------
  UMBSC & Co                                       Institutional                      58.43%
  FBO Lillick & Charles MJI                        Service
  C/o Trust Department                             Class
  PO Box 419175
  Kansas City, MO 64141-6175
  --------------------------------------------------------------------------------------------------------------------
  Wilmington Trust Company                         Institutional                      25.28%
  FBO Catholic Healthcare West                     Service
  Deferred Compensation                            Class
  C/o Mutual Funds/UAM
  PO Box 8971
  Wilmington, DE 19899-8971
  --------------------------------------------------------------------------------------------------------------------

  Name and Address of Shareholder                   Class of Portfolio                Percentage of Shares Owned
  --------------------------------------------------------------------------------------------------------------------
  Chicago Trust Co Tr                              Institutional Service              16.29%
  FBO Loews Cineplex
  P/S & 401K Ret Plan
  C/o Marshall & IIsley Trust Company
  1000 N Water Street
  Milwaukee, WI 53202-6648

  Any shareholder listed above as owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. Shareholders controlling the portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio. As of August 21, 2000, the directors and officers of the Company owned less than 1% of the outstanding shares of the Fund.

Investment Advisory and Other Services

INVESTMENT ADVISER
--------------------------------------------------------------------------------

  Murray Johnstone International, Ltd., located at 11 West Nile Street, Glasgow, Scotland G12PX, is the investment adviser to the fund. The adviser manages and supervises the investment of the fund's assets on a discretionary basis. The adviser, an affiliate of UAM, is an international investment adviser whose origins date back to 1907.

  The adviser has been a wholly-owned subsidiary of UAM since 1993. UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized more than 50 UAM Affiliated Firms. UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds Complex.

What is the Investment Philosophy and Style of the Adviser?

  A value orientation for country, currency and stock selection is key to the adviser's investment philosophy. The adviser's management structure centers around regional research teams which are specialized by geography. The individuals within each team are responsible for conducting research within each region as well as identifying particular stocks for possible inclusion within portfolios. On-site, fundamental research is a primary component of the evaluation process.

Who Are Some Representative Institutional Clients Of The Adviser?

  As of the date of this SAI, the adviser's representative institutional clients included: Ace Hardware, American Cancer Society, Royal Caribbean Cruises, Siemens, Levitz, Franciscan Sisters, Rhode Island School of Design, Government of Guam, City of Albany and Arkansas Police & Fire Retirement Systems.

  In compiling this client list, the Adviser used objective criteria such as account size, geographic location and client classification. The adviser did not use any performance based criteria. The fund does not know whether these clients approve or disapprove of the adviser or the advisory services provided.

Investment Advisory Agreement

  This section summarizes some of the important provisions of the Investment Advisory Agreement. The Company has filed the Investment Advisory Agreement with the SEC as part of its registration statement on Form N-1A.

  Service Performed by Adviser

  The adviser:

  .  Manages the investment and reinvestment of the Fund's assets;

  . Continuously reviews, supervises and administers the investment program of the Fund; and

  . Determines what portion of the Fund's assets will be invested in securities and what portion will consist of cash.

  Limitation of Liability

  In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its obligations and duties under the Investment Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Investment Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement.

  Continuing an Investment Advisory Agreement

  The Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually:

  . By a majority of those Board Members who are not parties to the Investment Advisory Agreement or interested persons of any such party; and

  . By a majority of the Board Members or by a majority of the shareholders of the Fund.

  Terminating an Investment Advisory Agreement

  The Company may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

  . A majority of the Fund's shareholders vote to do so or a majority of Board Members vote to do so; and

  .  It gives the adviser 60 days' written notice.

  The adviser may terminate the Investment Advisory Agreement at any time, without the payment of any penalty, upon 90 days' written notice to the Company.

  An Investment Advisory Agreement will automatically and immediately terminate if it is assigned.

Advisory Fees

  For its services, the Fund pays its adviser a fee calculated at an annual rate of 0.75% of its average daily net assets. Due to the effect of fee waivers by the adviser, the actual percentage of average net assets that the Fund pays in any given year may be different from the rate set forth in its contract with the adviser. For the last three fiscal years, the Fund paid the following in advisory fees to the adviser:

  Fiscal Year End     Investment Advisory Fees Paid    Investment Advisory Fees Waived     Total Investment Advisory Fee
========================================================================================================================
      4/30/00                  $205,888                          $47,760                           $253,648
------------------------------------------------------------------------------------------------------------------------
      4/30/99                  $220,570                          $40,503                           $180,067
------------------------------------------------------------------------------------------------------------------------
      4/30/98                  $284,464                            $0                              $284,464

DISTRIBUTOR
--------------------------------------------------------------------------------

  UAMFDI serves as the distributor for each portfolio of the Company. The Company offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110. UAMFDI receives no compensation for its services as distributor of the Institutional Class Shares.


SHAREHOLDER SERVICING ARRANGEMENTS
--------------------------------------------------------------------------------

  UAM and each of its affiliates, may at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or services performed with respect to the Company or a fund. The person making such payments may do so out of its revenues, its profits or any other source available to it. Such servicing arrangements, when in effect, are made generally available to all qualified service providers. The adviser may also compensate its affiliated companies for referring investors to the Fund.


SERVICE AND DISTRIBUTION PLANS
--------------------------------------------------------------------------------

  The Company has adopted a Distribution Plan and a Shareholder Servicing Plan (the "Plans") for their Institutional Service Class Shares pursuant to Rule 12b-1 under the 1940 Act.


Shareholder Servicing Plan

  The Shareholder Servicing Plan (Service Plan) permits the Company to compensate broker-dealers or other financial institutions (Service Agents) that have agreed with UAMFDI to provide administrative support services to Institutional Service Class shareholders that are their customers. Under the Service Plan, Institutional Service Class Shares may pay service fees at the maximum annual rate of 0.25% of the average daily net asset value of such shares held by the Service Agent for the benefit of its customers. The Company pays these fees out of the assets allocable to Institutional Service Class Shares to UAMFDI, to the Service Agent directly or through UAMFDI. Each item for which a payment may be made under the Service Plan constitutes personal service and/or shareholder account maintenance and may constitute an expense of distributing Institutional Service Class Shares as the SEC construes such term under Rule 12b-1. Services for which Institutional Service Class Shares may compensate Service Agents include:

 .  Acting as the sole shareholder of record and nominee for beneficial owners.

 .  Maintaining account records for such beneficial owners of the Fund's shares.

 .  Opening and closing accounts.

 . Answering questions and handling correspondence from shareholders about their accounts.

 .  Processing shareholder orders to purchase, redeem and exchange shares.

 . Handling the transmission of funds representing the purchase price or redemption proceeds.

 .  Issuing confirmations for transactions in the Fund's shares by shareholders.

 . Distributing current copies of prospectuses, statements of additional information and shareholder reports.

 . Assisting customers in completing application forms, selecting dividend and other account options and opening any necessary custody accounts.

 .  Providing account maintenance and accounting support for all transactions.

 . Performing such additional shareholder services as may be agreed upon by the Company and the Service Agent, provided that any such additional shareholder services must constitute a permissible non-banking activity in accordance with the then current regulations of, and interpretations thereof by, the Board of Governors of the Federal Reserve System, if applicable.


Rule 12b-1 Distribution Plan

  The Distribution Plan permits the Fund to pay UAMFDI or others for certain distribution, promotional and related expenses involved in marketing its Institutional Service Class Shares. Under the Distribution Plan, Institutional Service Class Shares may pay distribution fees at the maximum annual rate of 0.75% of the average daily net asset value of such shares held by the Service Agent for the benefit of its customers. These expenses include, among other things:

  .  Advertising the availability of services and products.

  . Designing materials to send to customers and developing methods of making such materials accessible to customers.

  .  Providing information about the product needs of customers.

  . Providing facilities to solicit Fund sales and to answer questions from prospective and existing investors about the Company.

  . Receiving and answering correspondence from prospective investors, including requests for sales literature, prospectuses and statements of additional information.

  .  Displaying and making available sales literature and prospectuses.

  . Acting as liaison between shareholders and the Company, including obtaining information from the Company and providing performance and other information about the Company.

  In addition, the Institutional Service Class Shares may make payments directly to other unaffiliated parties, who either aid in the distribution of their shares or provide services to the Class.


Fees Paid under the Service and Distribution Plans

  The Plans permit Institutional Service Class Shares to pay distribution and service fees at the maximum annual rate of 1.00% of the class' average daily net assets for the year. The Company's governing board has limited the amount the Institutional Service Class may pay under the Plans to 0.25% of the class' average daily net assets for the year, and may increase such amount to the plan maximum at any time. During the fiscal year ended April 30, 2000, the Institutional Services Class of the Fund paid $18,096 in expenses under the Service Plan, for services described above.

  The Company will not reimburse the Distributor or others for distribution expenses incurred in excess of the amount permitted by the Plans.

  Subject to seeking best price and execution, the Company may buy or sell Fund securities through firms that receive payments under the Plans. UAMFDI, at its own expense, may pay dealers for aid in distribution or for aid in providing administrative services to shareholders.


Approving, Amending and Terminating the Plans

  Shareholders of the Fund have approved the Plans. The Plans also were approved by the governing board of the Company, including a majority of the members of the board who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plans (Plan Members), by votes cast in person at meetings called for the purpose of voting on these Plans.

  Continuing the Plans

  The Plans continue in effect from year to year so long as they are approved annually by a majority of the Company's board members and its Plan Members. To continue the Plans, the board must determine whether such continuation is in the best interest of the Institutional Service Class shareholders and that there is a reasonable likelihood of the Plans providing a benefit to the Class. The Company's board has determined that the Company's distribution arrangements are likely to benefit the Company and its shareholders by enhancing the Company's ability to efficiently service the accounts of its Institutional Service Class shareholders.

          Amending the Plans

          A majority of the Company's governing board and a majority of its the Plan Members must approve any material amendment to the Plans. Likewise, any amendment materially increasing the maximum percentage payable under the Plans must be approved by a majority of the outstanding voting securities of the Class, as well as by a majority of the Plan Members.


          Terminating the Plans

          A majority of the Plan Members or a majority of the outstanding voting securities of the Class may terminate the Plans at any time without penalty. In addition, the Plans will terminate automatically upon their assignment.

          Miscellaneous

          So long as the Plans are in effect, the non-interested board members will select and nominate the Plan Members of the Company.

          The Company and UAMFDI intend to comply with the Conduct Rules of the National Association of Securities Dealers relating to investment company sales charges.

          Pursuant to the Plans, the board reviews, at least quarterly, a written report of the amounts expended under each agreement with Service Agents and the purposes for which the expenditures were made.

       Additional Non-12b-1 Shareholder Servicing Arrangements

          In addition to payments by the Company under the Plans, UAM and any of its affiliates, may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or other services performed with respect to the Company, the Fund or any class of shares of the Fund. The person making such payments may do so out of its revenues, its profits or any other source available to it. Such services arrangements, when in effect, are made generally available to all qualified service providers. The adviser may also compensate its affiliated companies for referring investors to the Fund.

       ADMINISTRATIVE SERVICES
       -------------------------------------------------------------------------

       Administrator

          Pursuant to the Fund Administration Agreement with the Company, UAMFSI manages, administers and conducts the general business activities of the Company. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Company. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

          UAMFSI bears all expenses incurred in connection with the performance of its services under the Fund Administration Agreement. UAMFSI may, at its own expense, employ other people to assist it in performing its duties under the Fund Administration Agreement. Such people may be officers and employees who are employed by both UAMFSI and the Company. UAMFSI will pay such people for such employment. The Company will not incur any obligations with respect to such people. Other expenses incurred in the operation of the Company will be borne by the Company or other parties, including:

          .  Taxes, interest, brokerage fees and commissions;

          . Salaries and fees of officers and Board Members who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser;

          .  SEC fees and state Blue-Sky fees;

          .  EDGAR filing fees;

          .  Processing services and related fees;

          .  Advisory and administration fees;

          . Charges and expenses of pricing and data services, independent public accountants and custodians;

          .  Insurance premiums including fidelity bond premiums;

          .  Outside legal expenses;

          .  Costs of maintenance of corporate existence;

          . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of each portfolio of the Company;

          . Printing and production costs of shareholders' reports and corporate meetings;

          .  Cost and expenses of Company stationery and forms;

          .  Costs of special telephone and data lines and devices;

          .  Trade association dues and expenses; and

          .  Any extraordinary expenses and other customary expenses.

          The Fund Administration Agreement continues in effect from year to year if the Board specifically approves such continuance every year. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement automatically terminates upon its assignment by UAMFSI without the prior written consent of the Company.


       Administration and Transfer Agency Fees


          The Fund pays a four-part fee to UAMFSI as follows:

          1. An annual fee to UAMFSI for administration services calculated as follows:

             .  $19,500 for the first operational class; plus

             .  $3,750 for each additional class; plus

             .  0.063% of the aggregate net assets of the Fund.

          2. An annual fee to UAMFSI for sub-administration and other services, which UAMFSI pays to SEI, calculated as follows:

             .  Not more than $35,000 for the first operational class; plus

             .  $5,000 for each additional operational class; plus

             . 0.03% of their pro rata share of the combined assets of the UAM Funds Complex.

          3. An annual fee to UAMFSI for transfer agent and dividend-disbursing services, which UAMFSI pays to DST Systems, Inc. calculated as follows:

             .  $10,500 for the first operational class; and

             .  $10,500 for each additional class.

          4. An annual fee to UAMFSI, which UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent, calculated as follows:

             .  $7,500 for the first operational class; and

             .  $2,500 for each additional class.

          For the last three fiscal years the Fund paid the following in administration fees:

                  Fiscal Year End                Total Administration Fee
          ======================================================================
                      4/30/00                           $143,476
          ----------------------------------------------------------------------
                      4/30/99                           $ 45,751
          ----------------------------------------------------------------------
                      4/30/98                           $ 22,754
          * Effective March 1, 1998, UAMFSI became the Fund's administrator. Prior March 1, 1998, another firm provided administrative services



       CUSTODIAN
       -------------------------------------------------------------------------

          The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Company.

       INDEPENDENT ACCOUNTANTS
       -------------------------------------------------------------------------

          PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountant for each portfolio of the Company.

       CODE OF ETHICS
       -------------------------------------------------------------------------

          The Company, its distributor and its investment advisers have adopted a code of ethics under Rule 17j-1 of the 1940 Act that permits personnel subject to their particular code of ethics to invest in securities, including securities that may be purchased or held by the Fund.

       Brokerage Allocation And Other Practices

       SELECTION OF BROKERS
       -------------------------------------------------------------------------

          The Investment Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Fund. The Investment Advisory Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the Fund. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Investment Advisory Agreement. In so doing, the Fund may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction. During the fiscal year ended April 30, 2000, the adviser directed $8,780,247.11 of the portfolio's brokerage transactions to Direct Access Brokerage Services in exchange for certain research services. Commissions paid of those transactions were $23,348.16.


          It is not the practice of the Company to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Company may place trades with qualified broker-dealers who recommend the Company or who act as agents in the purchase of Company shares for their clients.

     SIMULTANEOUS TRANSACTIONS
     ---------------------------------------------------------------------------

        The adviser makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the Fund, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Company's Board periodically reviews the various allocation methods used by the adviser.

     BROKERAGE COMMISSIONS
     ---------------------------------------------------------------------------

     Equity Securities

        Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

     Debt Securities


        Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

     Commissions Paid

        For the last three fiscal years, the Fund paid the following in brokerage commissions.

                  Fiscal Year End                    Brokerage Commissions
        ========================================================================
                      4/30/00                               $187.474
        ------------------------------------------------------------------------
                      4/30/99                               $120,104
        ------------------------------------------------------------------------
                      4/30/98                               $173,063


     Capital Stock And Other Securities


     The Company

        The Company was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Company changed its name to "UAM Funds Trust." The Company's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI. The Company is an open-end, management investment company and the Fund is diversified. This means that with respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than U.
        S. government securities).

     Description of Shares and Voting Lights

        The Company's Agreement and Declaration of Trust permits the Company to issue an unlimited number of shares of beneficial interest, without par value. The Board has the power to designate one or more series (portfolios) or classes of shares of beneficial interest without shareholder approval.

        Description of Shares

        When issued and paid for, the shares of each series and class of the Company are fully paid and non-assessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Board members can elect 100% of the Board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of a portfolio. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Board.

        If the Company is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocable to that class. The Company will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the portfolio. A majority of the Board may authorize the liquidation of any portfolio or class at any time.

        The Company will not hold annual meetings except when required to by the 1940 Act or other applicable law.

        Class Differences

        The Board has authorized three classes of shares, Institutional, Institutional Service and Advisor. Not all of the portfolios issue all of the classes. The three classes represent interests in the same assets of a portfolio and, except as discussed below, are identical in all respects.

        . Institutional Shares do not bear any expenses for shareholder servicing and the distribution of such shares pursuant to a distribution plan or other 12b-1 plan;

        . Institutional Service Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures; and

        . Advisor Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. Advisor Shares also charge a sales load on purchases.

        .  Each class of shares has different exchange privileges.

        Distribution and shareholder servicing fees reduce a class's:

        .  Net income;

        .  Dividends; and

        .  NAV to the extent the portfolio has undistributed net income.

     Dividend and Distribution Options

        There are three ways for shareholders to receive dividends and capital gains:

        . Income dividends and capital gains distributions are reinvested in additional shares at net asset value;

        . Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV; and

        .  Income dividends and capital gains distributions are paid in cash.

        Unless the shareholder elects otherwise in writing, all dividends and distributions will automatically be reinvested in additional shares of the Fund at NAV (as of the business day following the record date). Shareholders may change their dividend and distributions option by writing to the Fund at least three days before the record date for income dividend or capital gain distribution.

        Each portfolio sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.


     Federal Taxes

        The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year so that it generally will be relieved of federal income and excise taxes. If the Fund were to fail to make sufficient distributions in a year, it would be subject to corporate income taxes and/or excise taxes. In addition, if the shortfall were large enough, the Fund could be disqualified as a regulated investment company. If the Fund were to fail to so qualify: (1) it would be taxed at regular corporate rates without any deduction for distributions to shareholder; and (2) its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

        A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

        Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

     As of April 30, 2000, the Fund had no capital loss carryovers.

   Purchase, Redemption and Pricing of Shares

   NET ASSET VALUE PER SHARE
   -----------------------------------------------------------------------------

   Calculating NAV

       The purchase and redemption price of the shares of the Fund is equal to its NAV. The Fund calculates its NAV by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. For purposes of this calculation:

       . Liabilities include accrued expenses, dividends payable and other liabilities; and

       . Total assets include the market value of the securities held by the Fund, plus cash and other assets plus income accrued but not yet received.

       The Fund normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

   How the Company Values it Assets

       Equity Securities

       Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against the U.S. dollar quoted by any major bank or by a broker.

       Debt Securities

       Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board determines that amortized cost reflects fair value.

       Other Assets

       The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Board.

   PURCHASE OF SHARES
   -----------------------------------------------------------------------------

       Service Agents may enter confirmed purchase orders on behalf of their customers. To do so, the Service Agent must receive your investment order before the close of trading on the NYSE and must transmit it to the Fund before the close of its business day to receive that day's share price. The Fund must receive proper payment for the order by the time the Fund calculates its NAV on the following business day. Service Agents are responsible to their customers and the

       Company for timely transmission of all subscription and redemption requests, investment information, documentation and money.

       Shareholders can buy full and fractional (calculated to three decimal places) shares of the Fund. The Company will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

       The Company may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of the Fund's shares.

   In-Kind Purchases

       At its discretion, the Company may permit shareholders to purchase shares of the Fund with securities, instead of cash. If the Company allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "How the Company Values it Assets" at the next determination of net asset value after acceptance. The Company will issue shares of the Fund at the NAV of the Fund determined as of the same time.

       The Company will only acquire securities through an in-kind purchase for investment and not for immediate resale. The Company will only accept in-kind purchases if the transaction meets the following conditions:

       .  The securities are eligible investments for the Fund;

       .  The securities have readily available market quotations;

       . The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise;

       . All dividends, interest, subscription, or other rights pertaining to such securities become the property of the Fund and are delivered to the Fund by the investor upon receipt from the issuer; and

      . Immediately after the transaction is complete, the value of all securities of the same issuer held by the Fund cannot exceed 5% of its net assets. This condition does not apply to U.S. government securities.

      Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.

   REDEMPTION OF SHARES
   -----------------------------------------------------------------------------

      When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the Fund's investments.

   By Mail

      Requests to redeem shares must include:

      .   Share certificates, if issued;

      . A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered;

      .   Any required signature guarantees (see "Signature Guarantees"); and

      . Any other necessary legal documents for estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

   By Telephone

       Shareholders may not do the following by telephone:

       . Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in this manner, you must submit a written request signed by each shareholder, with each signature guaranteed.

      .   Redeem shares represented by a certificate.

      The Company and UAMSSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened and before effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The Company or UAMSSC may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Company or UAMSSC does not employ the procedures described above. Neither the Company nor UAMSSC will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

   Redemptions-In-Kind

      If the Board determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of securities received in payment of redemptions.

      The Company has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board may deem advisable; however, payment will be made wholly in cash unless the Board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If the Fund pays redemption proceeds with securities instead of cash, it will value such securities as set forth under "How the Company Values its Assets." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

   Signature Guarantees

      The Company requires signature guarantees for certain types of documents, including:

      .   Written requests for redemption;

      . Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed; and

      .   On all stock certificates tendered for redemption.

      The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Company and its sub-transfer agent from fraud.

      The Company requires signature guarantees for the following redemptions:

      . Redemptions where the proceeds are to be sent to someone other than the registered shareowner(s);

      . Redemptions where the proceeds are to be sent to someplace other than the registered address; or

      .   Share transfer requests.

     The Company will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. You can get a complete definition of eligible guarantor institutions by calling 1-877-826-5465. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.


Other Redemption Information

     Normally, the Fund will pay for all shares redeemed under proper procedures within seven days after it received your request. However, the Fund will pay your redemption proceeds earlier as applicable law so requires.


     The Company may suspend redemption privileges or postpone the date of payment:

     .   When the NYSE and custodian bank are closed;

     .   When trading on the NYSE is restricted;

     . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets; or

     .   For such other periods as the Commission may permit.


EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
     The exchange privilege is only available with respect to UAM Funds that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Institutional Service Class shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

     Neither the Company nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The Board may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage other mutual funds in the UAM Funds Complex and their shareholders.

TRANSFER OF SHARES
--------------------------------------------------------------------------------
     Shareholders may transfer shares of the Fund to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.


Performance Calculations

     The Fund measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The Fund calculates its current yield and average annual total return information according to the methods required by the SEC. The performance is calculated separately for each class of the Fund. Dividends paid by the Fund with respect to each class will be calculated in the same manner at the same time on the same day and will be in the same amount except that distribution and service fees relating to Institutional Service Class Shares will be borne exclusively by that class.

TOTAL RETURN
--------------------------------------------------------------------------------
     Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

     The Fund's average annual total return is calculated by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable expenses on an annual basis. Since Adviser Class Shares and Institutional Service Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

     Total return is calculated according to the following formula:

         P (1 + T)/n/ = ERV

         Where:

         P    =   a hypothetical initial payment of $1,000

         T    =   average annual total return

         n    =   number of years

         ERV  =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

     The table lists the Fund's average annual returns for the one-year period for the Institutional Class and the Institutional Service Class, and the five-year period ended April 30, 2000 of the Institutional Class, and the period from the Fund's inception date through April 30, 2000 for both classes.

                                     One Year              Five Years           Since Inception        Inception Date
-------------------------------------------------------------------------------------------------------------------------
Institutional Class                   20.07%                 12.00%                  9.59%              09/16/94
-------------------------------------------------------------------------------------------------------------------------
Institutional Service Class           19.81%                  N/A                   14.19%              12/31/96


YIELD
--------------------------------------------------------------------------------
     Yield refers to the income generated by an investment in the Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all mutual funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

     The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Adviser Class Shares and Institutional Service Class Shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.


     Yield is obtained using the following formula:

         Yield = 2[((a-b)/(cd)+1)/6/-1]

         Where:

         a =  dividends and interest earned during the period

         b =  expenses accrued for the period (net of reimbursements)

         c = the average daily number of shares outstanding during the period that were entitled to receive income distributions d = the maximum offering price per share on the last day of the period.


COMPARISONS
--------------------------------------------------------------------------------

     The Fund's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further described in this SAI. This information may also be included in sales literature and advertising.

     To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Company or the Fund may discuss various measures of performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. Please see "Comparative Benchmarks" for publications, indices and averages that may be used.

     In assessing such comparisons of performance, an investor should keep in mind:

     . That the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Fund;

     .   That the indices and averages are generally unmanaged;

     . That the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance; and

     .   That shareholders cannot invest directly in such indices or averages.

     In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

Financial Statements

     The following documents are included in the Fund's April 30, 2000 Annual
     Report:

     .   Financial statements for the fiscal year ended April 30, 2000;

     .   Financial highlights for the respective periods presented; and

     .   The report of PricewaterhouseCoopers LLP.

     Each of the above-referenced documents is incorporated by reference into this SAI. However, no other parts of the Fund's Annual Report is incorporated by reference herein. Shareholders may get copies of the Fund's Annual Report free of charge by calling the UAM Funds at the telephone number appearing on the front page of this SAI.


Glossary


     All terms that this SAI does not otherwise define, have the same meaning in the SAI as they do in the prospectus of the Fund.

     1933 Act means the Securities Act of 1933, as amended.

     1934 Act means the Securities Exchange Act of 1934, as amended.

     1940 Act means the Investment Company Act of 1940, as amended.

     Adviser means the investment adviser of the Fund.

     Board Member refers to a single member of the Company's Board.

     Board refers to the Company's Board of Trustees as a group.

  Company refers to UAM Funds Trust.

  Independent Board Member refers Board Members that are not Interested Board Members.

  Interested Board Member refers to an "interested person" (as defined by the 1940 Act) of the Company. A Board Member may by an interested person of the Company because they are affiliated with one of the Company's investment advisers, United Asset Management Corporation or the Company's principal underwriter.

  NAV is the net asset value per share of the Fund.

  NYSE is the New York Stock Exchange. Also known as "The Exchange" or "The Big Board."

  Fund refers to the MJI International Equity Portfolio, which is a series of the Company.

  SEC is the Securities and Exchange Commission. The SEC is the federal agency that administers most of the federal securities laws in the United States. In particular, the SEC administers the 1933 Act, the 1940 Act and the 1934 Act.

  SEI is SEI Investments Mutual Funds Services, the Company's sub-administrator.

  UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Inc. II and all of their portfolios.

  UAM is United Asset Management Corporation.

  UAMFDI is UAM Fund Distributors, Inc., the Company's principal underwriter.

  UAMFSI is UAM Fund Services, Inc., the Company's underwriter.

  UAMSSC is UAM Fund Shareholder Servicing Center, Inc., the Company's sub-shareholder-servicing agent.

  Bonding Ratings

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------

Preferred Stock Ratings

     aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

     a An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa An issue that is rated "baa" is considered to be a medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue that is rated "caa" is of poor standing. Such issues may be in default or there may be other elements of danger with respect to principal or interest.

ca An issue that is rated "ca" is speculative in a high degree. Such issues are often in default or have other marked shortcomings.

c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

plus (+) or               Moody's applies numerical modifiers 1, 2, and 3 in
minus (-)                 each rating classification: the modifier 1 indicates
                          that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


Debt Ratings - Taxable Debt & Deposits Globally

     Aaa                  Bonds that are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as "gilt-edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa                   Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

     A                    Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa                  Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba                   Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

     B                    Bonds that are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa                  Bonds that are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca                   Bonds that are rated Ca represent obligations that are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

     C                    Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Con. (...)   (This rating applies only to U.S. Tax-Exempt Municipals) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction,
               (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

  Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Prime Rating System - Taxable Debt & Deposits Globally

  Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations.
               Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               .  Leading market positions in well-established industries.

               . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

               . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

               . Well-established access to a range of financial markets and assured sources of alternate liquidity.

   Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation.
               Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation.
               The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
               Adequate alternate liquidity is maintained.

   Not Prime   Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES
----------------------------------

Long-Term Issue Credit Ratings

  Issue credit ratings are based, in varying degrees, on the following considerations:

  1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

  2. Nature of and provisions of the obligation;

  3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

  AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

  AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

  A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

  BBB         An obligation rated 'BBB' exhibits adequate protection parameters.
              However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

  Obligations rated 'BB,' 'B,' 'CCC,' 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

  BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

  B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

  CCC An obligation rated 'CCC' is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

  CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.

  C A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to non-payment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

  D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

  N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy. Debt obligations of issues outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor and do not take into account currency exchange and related uncertainties.

  Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

  A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

  A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

  A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

  B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

  C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

  D A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


Local Currency and Foreign Currency Risks

  Country risks considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identity those instances where sovereign risks make them different for the same issuer.

FITCH RATINGS
--------------------------------------------------------------------------------

International Long-Term Credit Ratings


  Investment Grade

  AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

  AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

  A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

  BBB Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

  Speculative Grade

  BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

  B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

  CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

  DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

                    Entities rated in this category have defaulted on some or
               all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

International Short-Term Credit Ratings


  F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

  F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

  F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

  B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

  C High default risk. Default is a real possibility. Capacity for meeting financial commitments that is highly uncertain and solely reliant upon a sustained, favorable business and economic environment.

  D            Default.  Denotes actual or imminent payment default.

  Notes

  "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC,' or to short-term ratings other than `F1.'

  `NR'  indicates that Fitch does not rate the issuer or issue in question.

  `Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

  RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

Comparative Benchmarks

  CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

  Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

  Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

  Dow Jones Industrial Average - a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

  Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper, Inc., Morningstar, Inc., The New York Times, Personal Investor, The Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

  Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.

  IBC's Money Fund Average/All Taxable Index - an average of all major money market fund yields, published weekly for 7- and 30-day yields.

  IFC Investable Composite Index - an unmanaged market capitalization-weighted index maintained by the International Finance Corporation. This index consists of over 890 companies in 26 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

  Lehman Brothers Indices:
  ------------------------

  Lehman Brothers Aggregate Bond Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issues of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $150 million.

  Lehman Brothers Credit Bond Index - an unmanaged index of all publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, nonconvertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

  Lehman Brothers Government Bond Index - an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

  Lehman Brothers Government/Corporate Bond Index - an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee
  bonds.   All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $150 million. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

  Lehman Brothers High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, nonconvertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

  Lehman Brothers Intermediate Government/Corporate Index - an unmanaged fixed income, market value-weighted index that combines the Lehman Brothers Government Bond Index (intermediate-term sub-index) and Lehman Corporate Bond Index (intermediate-term sub-index).

  Lehman Brothers Mortgage-Backed Securities Index - an unmanaged index of all fixed-rate securities backed by mortgage pools of Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).


  Lipper, Inc./Lipper Indices/Lipper Averages
  -------------------------------------------

  The Lipper Indices are equally weighted indices for typically the 30 largest mutual funds within their respective portfolio investment objectives. The indices are currently grouped in six categories: U.S. Diversified Equity with 12 indices; Equity with 27 indices, Taxable Fixed-Income with 20 indices, Tax-Exempt Fixed-Income with 28 indices, Closed-End Funds with 16 indices, and Variable Annuity Funds with 18 indices.

  In September, 1999, Lipper, Inc. introduced its new portfolio-based mutual fund classification method in which peer comparisons are based upon characteristics of the specific stocks in the underlying funds, rather than upon a broader investment objective stated in a prospectus. Certain of Lipper, Inc.'s classifications for general equity funds' investment objectives were changed while other equity objectives remain unchanged. Changing investment objectives include Capital Appreciation Funds, Growth Funds, Mid-Cap Funds, Small-Cap Funds, Micro-Cap Funds, Growth & Income Funds, and Equity Income Funds. Unchanged investment objectives include Sector Equity Funds, World Equity Funds, Mixed Equity Funds, and certain other funds including all Fixed Income Funds and S&P(R) Index Funds.

  Criteria for the Lipper Indices are:  1) component funds are largest in group;
  2) number of component funds remains the same (30); 3) component funds are defined annually; 4) can be linked historically; and 5) are used as a benchmark for fund performance.

  Criteria for the Lipper Averages are: 1) includes all funds in the group in existence for the period; 2) number of component funds always changes; 3) universes are dynamic due to revisions for new funds, mergers, liquidations, etc.; and 4) will be inaccurate if historical averages are linked.

  Certain Lipper, Inc. indices/averages used by the UAM Funds may include, but are not limited to, the following:

  Lipper Short-Intermediate Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of one to five years or less. (Taxable Fixed-Income category)

  Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. (Equity category)

  Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities. (Equity category)

  Lipper Equity Mid Cap Fund Index - an unmanaged index of funds that by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. (Equity category)

  Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase. (Equity category)

  Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size which invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. (Equity category)

  Lipper Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

  Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).

  Merrill Lynch 1-3 Year Treasury Index - an unmanaged index composed of U.S. treasury securities with maturities from 1 to 3 years.

  Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

  Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

  NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs.

  Nikkei Stock Average - a price weighted index of 225 selected leading stocks listed on the First Section of the Tokyo Stock Exchange.

  New York Stock Exchange composite or component indices -- capitalization-weighted unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

  Russell U.S. Equity Indices:
  ----------------------------

  Russell 3000(R) Index - measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

  Russell 1000(R) Index - an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

  Russell 2000(R) Index -- an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

  Russell Top 200(TM) Index - measures the performance of the 200 largest companies in the Russell 1000 Index, which represents approximately 74% of the total market capitalization of the Russell 1000 Index.

  Russell Mid-Cap(TM) Index -- measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

  Russell 2500(TM) Index - an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

  Russell 3000(R) Growth Index - measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indices.

  Russell 3000(R) Value Index - measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indices.

  Russell 1000(R) Growth Index - measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

  Russell 1000(R) Value Index - measures the performance of those Russell 1000 with lower price-to-book ratios and lower forecasted growth values.

  Russell 2000(R) Growth Index - measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

  Russell 2000(R) Value Index - measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

  Russell Top 200(TM) Growth Index - measures the performance of those Russell Top 200 companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

  Russell Top 200(TM) Value Index - measures the performance of those Russell Top 200 companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

  Russell Midcap(TM) Growth Index - measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

  Russell Midcap(TM) Value Index - measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

  Russell 2500(TM) Growth Index - measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

  Russell 2500(TM) Value Index - measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

  Ryan Labs 5 Year GIC Master Index - an arithmetic mean of market rates of $1 million GIC contracts held for five years. The market rates are representative of a diversified, investment grade portfolio of contracts issued by credit worthy insurance companies. The index is unmanaged and does not reflect any transaction costs. Direct investment in the index is not possible.


  Standard & Poor's U.S. Indices:
  -------------------------------

  In October, 1999, Standard & Poor's and Morgan Stanley Capital International launched a new global industry classification standard consisting of 10 economic sectors aggregated from 23 industry groups, 59 industries, and 123 sub-industries covering almost 6,000 companies globally. The new classification standard will be used with all of their respective indices. Features of the new classification include 10 economic sectors, rather than the 11 S&P currently uses. Sector and industry gradations are less severe. Rather than jumping from 11 sectors to 115 industries under the former S&P system, the new system progresses from 10 sectors through 23 industry groups, 50 industries and 123 sub-industries.

  S&P 500 Index -- an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks. Widely regarded as the standard for measuring large-cap U.S. stock market performance. It is used by 97% of U.S. money managers and pension plan sponsors. More than $1 trillion is indexed to the S&P 500.

  S&P MidCap 400 Index -- consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value. It is used by over 95% of U.S. managers and pension plan sponsors. More than $25 billion is indexed to the S&P MidCap 400.

  S&P SmallCap 600 Index -- an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors. It is gaining wide acceptance as the preferred benchmark for both active and passive management due to its low turnover and greater liquidity. Approximately $8 billion is indexed to the S&P SmallCap 600.

  S&P SuperComposite 1500 - combines the S&P 500, MidCap 400, and SmallCap 600 indices, representing 87% of the total U.S. equity market capitalization.

  S&P 100 Index - known by its ticker symbol OEX, this index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue chip stocks across diverse industry groups.

  S&P/BARRA Growth and Value Indices - are constructed by grouping the securities in the S&P 500 Index according to price-to-book ratio. The Value index contains the companies with the lower price-to-book ratios; while the companies with the higher price-to-book ratios are contained in the Growth index.

  S&P REIT Composite Index - launched in 1997, this benchmark tracks the market performance of U.S. Real Estate Investment Trusts, known as REITS. The REIT Composite consists of 100 REITs chosen for their liquidity and importance in representing a diversified real estate Fund. The Index covers over 80% of the securitized U.S. real estate market.

  S&P Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

  Standard & Poor's CANADA Indices:
  ---------------------------------

  S&P/TSE Canadian MidCap Index - measures the performance of the mid-size company segment of the Canadian equity market.

  S&P/TSE Canadian SmallCap Index - Measures the small company segment of the Canadian equity market.

  Standard & Poor's Global Indices:
  ---------------------------------

  S&P Global 1200 Index - aims to provide investors with an investable Fund. This index, which covers 29 countries and consists of seven regional components, offers global investors an easily accessible, tradable set of stocks and particularly suits the new generation of index products, such as exchange-traded funds (ETFs).

  S&P Euro and S&P Euro Plus Indices - the S&P Euro Index covers the Eurobloc countries; the Euro Plus Index includes the Euro markets as well as Denmark, Norway, Sweden and Switzerland. The S&P Euro Plus Index contains 200 constituents, and the S&P Euro Index, a subset of Euro Plus, contains 160 constituents. Both indices provide geographic and economic diversity over 11 industry sectors.

  S&P/TSE 60 Index - developed with the Toronto Stock Exchange, is designed as the new Canadian large cap benchmark and will ultimately replace the Toronto 35 and the TSE 100.

  S&P/TOPIX 150 - includes 150 highly liquid securities selected from each major sector of the Tokyo market. It is designed specifically to give portfolio managers and derivative traders an index that is broad enough to provide representation of the market, but narrow enough to ensure liquidity.

  S&P Asia Pacific 100 Index - includes highly liquid securities from each major economic sector of major Asia-Pacific equity markets. Seven countries -- Australia, Hong Kong, Korea, Malaysia, New Zealand, Singapore, and Taiwan -- are represented in the new index.

  S&P Latin America 40 Index - part of the S&P Global 1200 Index, includes highly liquid securities from major economic sectors of Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the new index.

  S&P United Kingdom 150 Index - includes 150 highly liquid securities selected from each of the new S&P sectors. The S&P UK 150 is designed to be broad enough to provide representation of the market, but narrow enough to ensure liquidity.

  Salomon Smith Barney Global excluding U.S. Equity Index - an unmanaged index comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

  Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities of one year or greater, but less than three years.

  Salomon Smith Barney Three-Month T-Bill Average -- the average for all treasury bills for the previous three-month period.

  Salomon Smith Barney Three-Month U.S. Treasury Bill Index -- a return equivalent yield average based on the last three 3-month Treasury bill issues.

  Savings and Loan Historical Interest Rates -- as published by the U.S. Savings and Loan League Fact Book.

  Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. treasury bills and inflation.

  Target Large Company Value Index - an index comprised of large companies with market capitalizations currently extending down to approximately $1.9 billion that are monitored using a variety of relative value criteria in order to capture the most attractive value opportunities available. A high quality profile is required and companies undergoing adverse financial pressures are eliminated.

  U.S. Three-Month Treasury Bill Average - the average return for all treasury bills for the previous three month period.

  Value Line Composite Index -- composed of over 1,600 stocks in the Value Line Investment Survey.

  Wilshire Real Estate Securities Index - a market capitalization-weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The index is used by the institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison.

  Wilshire REIT Index - includes 112 real estate investment trusts (REITs) but excludes seven real estate operating companies that are included in the Wilshire Real Estate Securities Index.

  Note: With respect to the comparative measures of performance for equity securities described herein, comparisons of performance assume reinvestment of dividends, except as otherwise stated.

                            UAM Funds
                            Funds for the Informed Investor sm

MJI International Equity Portfolio

Institutional Service Class Shares Prospectus               August 28, 2000





                                 [LOGO OF UAM}

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 Table Of Contents


Fund Summary................................................................1


 What are the Fund's Objectives?............................................1
 What are the Fund's Principal Investment Strategies?.......................1
 What are the Fund's Principal Risks?.......................................2
 How Has the Fund Performed?................................................2
 What are the Fund's Fees and Expenses?.....................................4


Investing with the UAM Funds................................................5


 Buying Shares..............................................................5
 Exchanging Shares..........................................................8
 Account Policies..........................................................10


Additional Information About the Fund......................................12


 Other Investment Practices and Strategies.................................12
 Investment Management.....................................................13
 Shareholder Servicing Arrangements........................................13
 Additional Classes........................................................14


Financial Highlights.......................................................15

 Fund Summary


WHAT ARE THE FUND'S OBJECTIVES?
-------------------------------------------------------------------------------

  The fund seeks to maximize total return, including both capital apprecia-tion and current income, by investing primarily in the common stocks of companies based outside of the United States. The fund may not change its investment objective without shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
-------------------------------------------------------------------------------

  The fund normally invests at least 65% of its total assets in common stocks (including rights or warrants to purchase common stocks) of compa-nies located in at least three countries outside the United States. The fund invests primarily in securities of companies domiciled in developed countries, but may also invest in developing countries.

  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, pre-ferred stocks, convertible securities, rights and warrants.

  The adviser tries to minimize specific country and currency risks by di-versifying the investments of the fund throughout the world and within markets. The adviser's investment process begins by determining which in-ternational stock markets the fund should invest in and in what propor-tion. The adviser makes its decision by evaluating the various markets through a proprietary system called the Twenty Questions Analysis that analyzes macro-economic factors, value factors, market performance and trends in monetary policy.

  Once the adviser decides how to allocate the assets of the fund among the various international stock markets, it then compares the companies in each of those markets according to:

  .   Quality of management;

  .   Market position;

  .   Financial strength;

  .   Ability to earn competitive returns on equity and assets; and

  .   Growth potential.

  The adviser selects stocks that it believes the market has undervalued compared to industry norms within their countries.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
-------------------------------------------------------------------------------

  As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or be-cause the adviser did not implement its strategy properly. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

  As with all equity funds, the risks that could affect the value of the fund's shares and the total return on your investment include the possi-bility that the equity securities held by the fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securi-ties may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly re-lated to a specific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

  When the fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more vola-tile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for the fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect in-vestment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

HOW HAS THE FUND PERFORMED?
-------------------------------------------------------------------------------

  The following information illustrates some of the risks of investing in this class of the fund. The bar chart shows how performance of this class of the fund has varied from year to year. The average annual return table compares the average annual returns of this class of the fund to those of a broad-based securities market index. Returns are based on past results and are not an indication of future performance.

Calendar Year Returns
[CHART]

  During the periods shown in the chart for the fund, the highest return for a quarter was 19.61% (quarter ending 12/31/99) and the lowest return for a quarter was -13.99% (quarter ending 09/30/98). For the period from January 1, 2000, through June 30, 2000, the fund returned -8.11%.

Average Annual Returns For Periods Ended December 31, 1999

                                                             Since
                                                    1 Year 12/31/96*
  ------------------------------------------------------------------
   MJI International Equity Portfolio               34.52%  17.94%
  ------------------------------------------------------------------
   Morgan Stanley Capital International EAFE Index  26.96%  16.06%

  * Beginning of operations. Index comparisons begin on January 1, 1997.

WHAT ARE THE FUND'S FEES AND EXPENSES?
-------------------------------------------------------------------------------

Shareholder Transaction Fees (fees paid directly from your investment)

  The fund is a no-load investment, which means there are no fees or charges to buy or sell its shares, to reinvest dividends or to exchange into other UAM Funds.

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

  The fund does have annual operating expenses and as a shareholder you pay them indirectly. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

   Management Fees                       0.75%
  --------------------------------------------
   Service (12b-1) Fees                  0.25%
  --------------------------------------------
   Other Expenses*                       0.97%
  --------------------------------------------
   Total Annual Fund Operating Expenses  1.97%

  * "Other Expenses" presented in the table above may be higher than the expenses you would actually pay as a shareholder in the fund because the adviser has voluntarily agreed to limit the expenses of the fund to the extent necessary to keep its total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.75% of its average daily net assets. The adviser may change or cancel its expense limitation at any time. In addition, "Other Expenses" do not take into account any expense offset arrangement the fund may have that would reduce its custodian fee based on the amount of cash the fund maintains with its custodian. This would also have the effect of reducing the fund's expenses.

Example

  This example can help you to compare the cost of investing in this class of the fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the periods shown and then re-deem all of your shares at the end of those periods. The example also as-sumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year                3 Years                           5 Years                           10 Years
  ---------------------------------------------------------------------------------------------------
    $200                  $618                             $1,062                             $2,296

 Investing with the UAM Funds



BUYING SHARES
-------------------------------------------------------------------------------

By Mail

  You can open an account with the fund by sending a check or money order and your account application to the UAM Funds. You should make your check or money order payable to the "UAM Funds." The UAM Funds do not accept third-party checks. You can add to an existing account by sending a check and, if possible, the "Invest by Mail" stub that accompanied your state-ment to the UAM Funds. Be sure your check identifies clearly your name, your account number and the fund name.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

  Express Mail Address

  UAM Funds
  210 West 10th Street
  Kansas City, MO 64105

By Wire

  To open an account by wire, first call 1-877-826-5465 for an account num-ber and wire control number. Next, send your completed account application to the UAM Funds. Finally, wire your money using the wiring instructions set forth below. To add to an existing account by wire, call 1-877-826-5465 to get a wire control number and wire your money to the UAM Funds.

  Wiring Instructions

  United Missouri Bank
  ABA # 101000695
  UAM Funds
  DDA Acct. # 9870964163
  Ref: fund name/account number/
  account name/wire control number

By Automatic Investment Plan (Via Automated Clearing House or ACH)

  You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mail-ing a completed application to the UAM Funds. To cancel or change a plan, write to the UAM Funds. Allow up to 15 days to create the plan and 3 days to cancel or change it.

Minimum Investments

  You can open an account with the fund with a minimum initial investment of $2,500 ($500 for individual retirement accounts (IRAs) and $250 for Spousal IRAs). You can buy additional shares for as little as $100.

Fund Codes

  The fund's reference information, which is listed below, will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily net asset value per share (NAV) or get additional information.

     Trading
     Symbol                            CUSIP                                               Fund Code
  --------------------------------------------------------------------------------------------------
      MJIFX                          902556836                                                911

Rights Reserved by the UAM Funds

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares;

  .   Reject any purchase order; or

  . Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting manage-ment and by increasing expenses.)

REDEEMING SHARES
-------------------------------------------------------------------------------

By Mail

  Send a letter to the UAM Funds specifying:

  .   The fund name;

  .   The account number;

  .   The dollar amount or number of shares you wish to redeem;

  .   The account name(s); and

  .   The address.

  All registered share owner(s) in the exact name(s) and any special capac-ity in which they are registered must sign the letter.

  Certain shareholders may need to include additional documents to redeem shares. Please see the Statement of Additional Information (SAI) if you need more information.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

By Telephone

  You may redeem shares over the phone by calling 1-877-826-5465. To partic-ipate in this service and to receive your redemptions by wire, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Online

  You can redeem shares on the Internet at www.uam.com. For login informa-tion, including your personal identification number (PIN), please call 1-877-826-5465.

By Systematic Withdrawal Plan (Via ACH)

  If your account balance is at least $10,000, you may transfer as little as $100 per month from your UAM Funds account to another financial institu-tion. To participate in this service, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Payment of Redemption Proceeds

  Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file). The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form.

  The UAM Funds may require that a bank or member firm of a national securi-ties exchange guarantee signatures. A notary public cannot guarantee a signature. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the UAM Funds may require a share-holder to furnish additional legal documents to insure proper authoriza-tion.

  If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date. You may avoid these delays by paying for shares with a certified check, bank check or money order.

Rights Reserved by the UAM Funds

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the New York Stock Exchange is restricted; or

  . The Securities and Exchange Commission allows the UAM Funds to delay redemptions.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. You can also exchange shares of the UAM Funds on the Internet at www.uam.com. For login information, including your personal identification number (PIN), please call 1-877-826-5465. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

Rights Reserved by the UAM Funds

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders;

  .   Reject any request for an exchange; or

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund on each day the New York Stock Exchange is open at a price equal to its NAV next computed af-ter it receives and accepts your order. NAVs are calculated as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. East-ern Time). Therefore, to receive the NAV on any given day, the UAM Funds must accept your order before the close of trading on the New York Stock Exchange that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following business day.

  Since securities that are traded on foreign exchanges may trade on days when the New York Stock Exchange is closed, the value of a UAM Fund may change on days when you are unable to purchase or redeem shares.

  The UAM Funds calculate their NAVs by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use current market prices to value their investments. However, the UAM Funds may value investments at fair value when market prices are not readily available or when events oc-cur that make established valuation methods (such as stock exchange clos-ing prices) unreliable. The UAM Funds will determine an investment's fair value according to methods established by the Board. The UAM Funds value debt securities that are purchased with remaining maturities of 60 days or less at amortized cost, which approximates market value. The UAM Funds may use a pricing service to value some of their assets, such as debt securi-ties or foreign securities.

Buying or Selling Shares through a Financial Intermediary

  You may buy or sell shares of the UAM Funds through a financial intermedi-ary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must re-ceive your order before the close of trading on the New York Stock Ex-change that day. Your financial intermediary is responsible for transmit-ting all purchase and redemption requests, investment information, docu-mentation and money to the UAM Funds on time. Your financial intermediary may charge additional transaction fees for its services.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

In-Kind Transactions

  Under certain conditions and at the UAM Funds' discretion, you may pay for shares of a UAM Fund with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities in-stead of cash.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine. The UAM Funds will not be re-sponsible for any loss, liability, cost or expense for following instruc-tions received by telephone reasonably believed to be genuine.

ACCOUNT POLICIES
-------------------------------------------------------------------------------

Small Accounts

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts; or

  . When the value of your account falls because of market fluctuations and not your redemptions.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

Distributions

  Normally, the fund distributes its net investment income and its net capi-tal gains at least once a year. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the fund, unless you elect on your account application to receive them in cash.

Federal Taxes

  The following is a summary of the federal income tax consequences of in-vesting in the fund. This summary does not apply to shares held in an in-dividual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such ac-counts may, however, be taxable at some time in the future. You should al-ways consult your tax advisor for specific guidance regarding the tax ef-fect of your investment in the UAM Funds.

  Taxes on Distributions Distributions of the fund will generally be taxable to shareholders as ordinary income or capital gains. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The amount of tax you may pay on a distribution will be based on the amount of time the fund held its investments, not how long you held your shares. Dividends and distribu-tions of short-term capital gains (capital gains relating to securities held for twelve months or less) are generally taxable at the same rate as ordinary income. Distributions of long-term capital gains (capital gains relating to securities held for more than twelve months) are generally taxable as long-term capital gains. Once a year UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying a dividend" and should be avoided.

  The fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the fund receives from U.S. corpora-tions may be eligible for the corporate dividends-received deduction, sub-ject to certain holding period requirements and financing limitations.

  If the fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the fund received from sources in foreign countries. The fund may elect to treat some of those taxes as a distribution to shareholders, which would allow share-holders to offset some of their U.S. federal income tax.

  Taxes on Exchanges and Redemptions When you exchange or redeem shares in the fund, you may recognize a capital gain or loss for federal tax purpos-es. This gain or loss will be based on the difference between the cost of your shares (tax basis) and the amount you receive for them. To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.

  Generally, your gain or loss will be long-term or short-term depending on whether your holding period exceeds 12 months. However, any loss you real-ize on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions you received on the shares.

  Backup Withholding By law, the fund must withhold 31% of your distribu-tions and redemption proceeds if you fail (i) to provide complete, correct taxpayer information, (ii) to properly include on your return payments of taxable interest or dividends, or (iii) to certify to the fund that you are not subject to back-up withholding when required to do so or that you are an "exempt recipient."

State and Local Taxes

  You may also have to pay state and local taxes on distributions and re-demptions. However, state taxes may not apply to portions of distributions that are attributable to interest on federal securities. As mentioned above, you should always consult your tax advisor for specific guidance regarding the tax effect of your investment in the fund.

 Additional Information About the Fund



OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to its principal investment strategies, the fund may use the investment strategies described below. The fund may also employ investment practices that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concern-ing any of the fund's investment practices and its risks, you should read the SAI.

Derivatives

  The fund may invest in derivatives, a category of investments that in-cludes forward foreign currency exchange contracts, futures, options and swaps to protect its investments against changes resulting from market conditions (a practice called "hedging"), to reduce transaction costs or to manage cash flows. Forward foreign currency exchange contracts, futures and options are called derivatives because their value is based on an un-derlying asset or economic factor. Derivatives are often more volatile than other investments and may magnify the fund's gains or losses. There are various factors that affect the fund's ability to achieve its objec-tives with derivatives. Successful use of a derivative depends on the de-gree to which prices of the underlying assets correlate with price move-ments in the derivatives the fund buys or sells. The fund could be nega-tively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

Short-Term Investing

  At times, the adviser may decide to invest up to 100% of the fund's assets in a variety of high-quality, short-term debt securities, such as U.S. government securities. The adviser may invest in these types of securities for temporary defensive purposes, to earn a return on uninvested assets or to meet redemptions. The adviser may temporarily adopt a defensive posi-tion to reduce changes in the value of the shares of the fund that may re-sult from adverse market, economic, political or other developments. When the adviser pursues a temporary defensive strategy, the fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the fund from achieving its stated objectives.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Murray Johnstone International, Ltd., located at 11 West Nile Street, Glasgow, Scotland G12PX, is the investment adviser to the fund. The ad-viser manages and supervises the investment of the fund's assets on a dis-cretionary basis. The adviser, an affiliate of United Asset Management Corporation, is an international investment adviser whose origins date back to 1907.

  The fund has agreed to pay the adviser a management fee equal to 0.75% of the fund's average net assets. In addition, the adviser has voluntarily agreed to limit the total expenses of the fund to 1.75% of its average net assets. To maintain this expense limit, the adviser may waive a portion of its management fee and/or reimburse certain expenses of the fund. The ad-viser intends to continue its expense limitation until further notice, but may discontinue it at any time. During its most recent fiscal year, the fund paid 0.61% of its average net assets in advisory fees to the adviser.

Portfolio Managers

  Since the country decision is of first importance, the members of the Country Allocation Team are the key decision-makers for the fund, and their experience and judgement are critical. The team is comprised of James Clunie (Head of Allocation) and Andrew Preston.

  James Clunie is the Senior Investment Officer in charge of North American clients and a Director of Murray Johnstone International. Mr. Clunie is also responsible for research into the performance and continued develop-ment of the Twenty Questions analysis. Mr. Clunie came to Murray Johnstone in 1989 after receiving his BS with Honors in Mathematics and Statistics from Edinburgh University. He has worked in the UK department and spent time in the United States, as a product specialist. He is a Certified Fi-nancial Analyst.

  Andrew Preston is a Senior Investment Officer and a Director of Murray Johnstone International. Among his responsibilities is oversight of ac-counts with special guidelines. He has been with Murray Johnstone for fourteen years, and has been a member of the UK and Japan teams. He also played a prominent role in the establishment of a joint venture company formed in 1986 to invest Japanese institutional funds internationally. Earlier in his career, Andrew was a diplomat in the Australian Department of Foreign Affairs. He is fluent in Japanese and Chinese.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Brokers, dealers, banks, trust companies and other financial representa-tives may receive compensation from the fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

Distribution Plans

  The fund has adopted a Distribution Plan and a Shareholder Services Plan under Rule 12b-1 of the Investment Company Act of 1940 that permits them to pay broker-dealers, financial institutions and other third parties for the sale and distribution of its shares and for marketing and shareholder services. The 12b-1 plans allow the fund to pay up to 1.00% of its average daily net assets annually for these services. However, the fund is cur-rently authorized to pay only 0.25% per year. Because this class of shares pays these fees out of their assets on an ongoing basis, over time, your shares may cost more than if you had paid another type of sales charge.

Shareholder Servicing

  For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the fund that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the fund. In addition, your financial representatives may charge you other ac-count fees for buying or redeeming shares of the fund or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

  The fund may pay all or part of the fees paid to financial representa-tives. Periodically, the UAM Funds' board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The fund does not pay these service fees on shares purchased directly. In ad-dition, the adviser and its affiliates may, at their own expense, pay fi-nancial representatives for these services.

  The adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with re-spect to the fund. The adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the fund.

ADDITIONAL CLASSES
-------------------------------------------------------------------------------

  The fund also offers Institutional Class shares, which do not pay market-ing or shareholder servicing fees. Since Institutional Class shares have lower expenses, their performance will be better than the performance of the Institutional Service Class.

 Financial Highlights



  The financial highlights table is intended to help you understand the fi-nancial performance of this class of the fund for the fiscal periods indi-cated. Certain information contained in the table reflects the financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in this class of the fund assuming all dividends and distributions were reinvested. PricewaterhouseCoopers LLP has audited this information. The financial statements and the unqualified opinion of PricewaterhouseCoopers LLP are included in the annual report of the fund, which is available upon request by calling the UAM Funds at 1-877-826-5465.

   Periods Ended April 30,               2000**   1999**     1998    1997#
  ----------------------------------------------------------------------------
   Net Asset Value, Beginning of Period  $12.81   $ 12.26   $10.65   $10.53
   Income from Investment Operations:
   Net Investment Income                  (0.07)    (0.01)    0.04     0.01
   Net Realized and Unrealized Gain
    (Loss)                                 2.61      0.82     2.02     0.11
    Total From Investment Operations       2.54      0.81     2.06     0.12
   Distributions:
   Net Investment Income                    --      (0.04)   (0.04)     --
   Net Realized Gain                      (1.20)    (0.22)   (0.41)     --
    Total Distributions                   (1.20)    (0.26)   (0.45)     --
   Net Asset Value, End of Period        $14.15   $ 12.81   $12.26   $10.65
   Total Return                           19.81%+    6.90%+  20.11%+   1.14%++
   Ratios and Supplemental Data
   Net Assets, End of Period
    (Thousands)                          $2,767   $10,391   $7,251   $3,920
   Ratio of Expenses to Average Net
    Assets                                 1.83%     1.75%    1.75%    1.76%*
   Ratio of Net Investment Income
    (Loss) to Average Net Assets          (0.48)%   (0.12)%   0.29%    0.59%*
   Portfolio Turnover Rate                   85%       48%      80%      47%

  # For the period from December 31, 1996 (inception of Institutional Service Class Shares), through April 30, 1997.
  * Annualized
  ++ Not annualized
  + Total return would have been lower had certain fees not been waived and certain expenses not been assumed by the adviser during the periods indicated.
  **  Per share amounts are based on average outstanding shares.

MJI International Equity Portfolio

  Investors who want more information about the fund should read the fund's annual/semi-annual reports and the fund's statement of additional informa-tion. The annual/semi-annual reports of the fund provide additional infor-mation about its investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the fund during the last fiscal year. The statement of additional information contains additional detailed in-formation about the fund and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of the statement of additional informa-tion, shareholder reports and other information about the UAM Funds and can make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com

  You can review and copy information about the fund (including the statement of additional information) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

  Investment Company Act of 1940 file number: 811-8544.

                                 [LOGO OF UAM]

                            UAM Funds
                            Funds for the Informed Investor sm

Pell Rudman Mid-Cap Growth Portfolio

Institutional Class Shares Prospectus                       August 28, 2000





                                 [LOGO OF UAM}

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 Table Of Contents


Fund Summary..................................................................1

 What is the Fund's Objective?................................................1
 What are the Fund's Principal Investment Strategies?.........................1
 What are the Fund's Principal Risks?.........................................2
 How Has the Fund Performed?..................................................2
 What are the Fund's Fees and Expenses?.......................................4

Investing with the UAM Funds..................................................5

 Buying Shares................................................................5
 Redeeming Shares.............................................................6
 Exchanging Shares............................................................8
 Transaction Policies.........................................................8
 Account Policies............................................................10

Additional Information About the Fund........................................12

 Other Investment Practices and Strategies...................................12
 Investment Management.......................................................13
 Shareholder Servicing Arrangements..........................................16

Financial Highlights.........................................................17

 Fund Summary



WHAT IS THE FUND'S OBJECTIVE?
-------------------------------------------------------------------------------

  The fund seeks long-term capital appreciation. The fund may change its in-vestment objective without shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
-------------------------------------------------------------------------------

  The primary focus of the fund is on quality growth companies with medium market capitalizations. The fund normally invests at least 65% of its to-tal assets in common stocks of companies with market capitalizations be-tween $200 million and $10 billion at the time of purchase.

  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, pre-ferred stocks, convertible securities, rights and warrants.

  The adviser emphasizes bottom-up (i.e., it focuses on individual stocks rather than industries or sectors) fundamental stock selection that con-centrates on companies that can deliver consistently strong earnings growth, cash flow growth, and return on equity. The adviser looks for a proven history of growth because it believes that such a history is indic-ative of the value of the underlying franchise or market position. These companies typically have a proprietary product or business approach that allows them to be leaders within their respective industries. The adviser also looks for strong management that is shareholder-oriented and is pur-suing a clear, profit-oriented business strategy.

  The adviser narrows potential candidates by looking for companies that may outperform in the future and/or possess a catalyst that may allow the stock to recognize its potential. Typical catalysts include:

  .   New products.

  .   Acceleration in revenues.

  .   Expanding profit margins.

  . Companies with strong growth-oriented fundamentals that have experi-enced a recent and/or significant correction in valuation.

  .   Companies with positive earnings momentum.

  The adviser also emphasizes diversification in terms of sector exposure as well as the number of securities held, and normally expects low turnover of holdings.

  Companies are constantly evaluated in terms of growth characteristics rel-ative to valuations by comparing the price-to-earnings growth rate of cur-rent fund holdings to potential purchase candidates. Securities are con-sidered candidates for sale based on their performance relative to certain benchmarks. The adviser may also sell a security at any time because of deteriorating fundamentals, valuations or relative performance.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
-------------------------------------------------------------------------------

  As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or be-cause the adviser did not implement its strategy properly. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

  As with all equity funds, the risks that could affect the value of the fund's shares and the total return on your investment include the possi-bility that the equity securities held by the fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securi-ties may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly re-lated to a specific company, such as decisions made by its management.

  Investing in stocks of smaller companies can be riskier than investing in larger, more mature companies. Smaller companies may be more vulnerable to adverse developments than larger companies because they tend to have nar-rower product lines and more limited financial resources. Their stocks may trade less frequently and in limited volume.

  Growth funds may not perform as well as other types of mutual funds when growth investing is out of favor. The values of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks.

HOW HAS THE FUND PERFORMED?
-------------------------------------------------------------------------------

  The following information illustrates some of the risks of investing in the fund. The bar chart shows how performance of the fund has varied from year to year. The average annual return table compares average annual returns of the fund to those of a broad-based securities market in-dex. Returns are based on past results and are not an indication of future performance.

Calendar Year Returns


                                    [GRAPH]

                             1999          35.69%


  During the periods shown in the chart for the fund, the highest return for a quarter was 26.15% (quarter ending 12/31/99) and the lowest return for a quarter was -4.25% (quarter ending 06/30/00). For the period from January 1, 2000, through June 30, 2000, the fund returned 15.02%.

Average Annual Returns For Periods Ended December 31, 1999

                                                Since
                                        1 Year 9/10/98*
  -----------------------------------------------------
  Pell Rudman Mid-Cap Growth Portfolio  35.69%  49.18%
  -----------------------------------------------------
  Russell Mid-Cap Growth index          51.30%  68.06%

  * Beginning of operations. Index comparisons begin on September 30, 1998.

WHAT ARE THE FUND'S FEES AND EXPENSES?
-------------------------------------------------------------------------------
Shareholder Transaction Fees (fees paid directly from your investment)

  The fund is a no-load investment, which means there are no fees or charges to buy or sell its shares, to reinvest dividends or to exchange into other UAM Funds.

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

  The fund does have annual operating expenses and as a shareholder you pay them indirectly. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

  Management Fees                       1.00%
  -------------------------------------------
  Other Expenses*                       1.31%
  -------------------------------------------
  Total Annual Fund Operating Expenses  2.31%

  * "Other Expenses" presented in the table above may be higher than the ex-penses you would actually pay as a shareholder in the fund because the adviser has voluntarily agreed to limit the expenses of the fund to the extent necessary to keep its total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.30% of its average daily net assets. The adviser may change or cancel its expense limitation at any time. In addition, "Other Expenses" do not take into account any expense offset arrangement the fund may have that would reduce its custodian fee based on the amount of cash the fund maintains with its custodian. This would also have the effect of reduc-ing the fund's expenses.

Example

  This example can help you to compare the cost of investing in the fund to the cost of investing in other mutual funds. The example assumes you in-vest $10,000 in the fund for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year                3 Years                           5 Years                           10 Years
  ---------------------------------------------------------------------------------------------------
    $234                  $721                             $1,235                             $2,646

 Investing with the UAM Funds



BUYING SHARES
-------------------------------------------------------------------------------

By Mail

  You can open an account with the fund by sending a check or money order and your account application to the UAM Funds. You should make your check or money order payable to the "UAM Funds." The UAM Funds do not accept third-party checks. You can add to an existing account by sending a check and, if possible, the "Invest by Mail" stub that accompanied your state-ment to the UAM Funds. Be sure your check identifies clearly your name, your account number and the fund name.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

  Express Mail Address

  UAM Funds
  210 West 10th Street
  Kansas City, MO 64105

By Wire

  To open an account by wire, first call 1-877-826-5465 for an account num-ber and wire control number. Next, send your completed account application to the UAM Funds. Finally, wire your money using the wiring instructions set forth below. To add to an existing account by wire, call 1-877-826-5465 to get a wire control number and wire your money to the UAM Funds.

  Wiring Instructions

  United Missouri Bank
  ABA # 101000695
  UAM Funds
  DDA Acct. # 9870964163
  Ref: fund name/account number/
  account name/wire control number

By Automatic Investment Plan (Via Automated Clearing House or ACH)

  You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a com-pleted application to the UAM Funds. To cancel or change a plan, write to the UAM Funds. Allow up to 15 days to create the plan and 3 days to cancel or change it.

Minimum Investments

  You can open an account with the fund with a minimum initial investment of $2,500 ($500 for individual retirement accounts (IRAs) and $250 for Spousal IRAs). You can buy additional shares for as little as $100.

Fund Codes

  The fund's reference information, which is listed below, will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily net asset value per share (NAV) or get additional information.

     Trading
     Symbol                            CUSIP                                                 Fund Code
  ----------------------------------------------------------------------------------------------------
     PRMIX                           902556760                                                  920

Rights Reserved by the UAM Funds

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares;

  .   Reject any purchase order; or

  . Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting manage-ment and by increasing expenses.)

REDEEMING SHARES
-------------------------------------------------------------------------------

By Mail

  Send a letter to the UAM Funds specifying:

  .   The fund name;

  .   The account number;

  .   The dollar amount or number of shares you wish to redeem;

  .   The account name(s); and

  .   The address.

  All registered share owner(s) in the exact name(s) and any special capac-ity in which they are registered must sign the letter.

  Certain shareholders may need to include additional documents to redeem shares. Please see the Statement of Additional Information (SAI) if you need more information.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

By Telephone

  You may redeem shares over the phone by calling 1-877-826-5465. To partic-ipate in this service and to receive your redemptions by wire, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Online

  You can redeem shares on the Internet at www.uam.com. For login informa-tion, including your personal identification number (PIN), please call 1-877-826-5465.

By Systematic Withdrawal Plan (Via ACH)

  If your account balance is at least $10,000, you may transfer as little as $100 per month from your UAM Funds account to another financial institu-tion. To participate in this service, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Payment of Redemption Proceeds

  Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file). The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form.

  The UAM Funds may require that a bank or member firm of a national securi-ties exchange guarantee signatures. A notary public cannot guarantee a signature. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the UAM Funds may require a share-holder to furnish additional legal documents to insure proper authoriza-tion.

  If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date. You may avoid these delays by paying for shares with a certified check, bank check or money order.

Rights Reserved by the UAM Funds

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the New York Stock Exchange is restricted; or

  . The Securities and Exchange Commission allows the UAM Funds to delay redemptions.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. You can also exchange shares of the UAM Funds on the Internet at www.uam.com. For login information, including your personal identification number (PIN), please call 1-877-826-5465. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

Rights Reserved by the UAM Funds

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders;

  .   Reject any request for an exchange; or

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund on each day the New York Stock Exchange is open at a price equal to its NAV next computed af-ter it receives and accepts your order. NAVs are calculated as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. East-ern Time). Therefore, to receive the NAV on any given day, the UAM Funds must accept your order before the close of trading on the New York Stock Exchange that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following business day.

  Since securities that are traded on foreign exchanges may trade on days when the New York Stock Exchange is closed, the value of a UAM Fund may change on days when you are unable to purchase or redeem shares.

  The UAM Funds calculate their NAVs by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use current market prices to value their investments. However, the UAM Funds may value investments at fair value when market prices are not readily available or when events oc-cur that make established valuation methods (such as stock ex-change closing prices) unreliable. The UAM Funds will determine an invest-ment's fair value according to methods established by the Board. The UAM Funds value debt securities that are purchased with remaining maturities of 60 days or less at amortized cost, which approximates market value. The UAM Funds may use a pricing service to value some of their assets, such as debt securities or foreign securities.

Buying or Selling Shares through a Financial Intermediary

  You may buy or sell shares of the UAM Funds through a financial intermedi-ary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must re-ceive your order before the close of trading on the New York Stock Ex-change that day. Your financial intermediary is responsible for transmit-ting all purchase and redemption requests, investment information, docu-mentation and money to the UAM Funds on time. Your financial intermediary may charge additional transaction fees for its services.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

In-Kind Transactions

  Under certain conditions and at the UAM Funds' discretion, you may pay for shares of a UAM Fund with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities in-stead of cash.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine. The UAM Funds will not be re-sponsible for any loss, liability, cost or expense for following instruc-tions received by telephone reasonably believed to be genuine.

ACCOUNT POLICIES
-------------------------------------------------------------------------------

Small Accounts

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts; or

  . When the value of your account falls because of market fluctuations and not your redemptions.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

Distributions

  Normally, the fund distributes its net investment income quarterly and its net capital gains at least once a year. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the fund, un-less you elect on your account application to receive them in cash.

Federal Taxes

  The following is a summary of the federal income tax consequences of in-vesting in the fund. This summary does not apply to shares held in an in-dividual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such ac-counts may, however, be taxable at some time in the future. You should al-ways consult your tax advisor for specific guidance regarding the tax ef-fect of your investment in the UAM Funds.

  Taxes on Distributions Distributions of the fund will generally be taxable to shareholders as ordinary income or capital gains. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The amount of tax you may pay on a distribution will be based on the amount of time the fund held its investments, not how long you held your shares. Dividends and distribu-tions of short-term capital gains (capital gains relating to securities held for twelve months or less) are generally taxable at the same rate as ordinary income. Distributions of long-term capital gains (capital gains relating to securities held for more than twelve months) are generally taxable as long-term capital gains. Once a year UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying a dividend" and should be avoided.

  The fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the fund receives from U.S. corpora-tions may be eligible for the corporate dividends-received deduction, sub-ject to certain holding period requirements and financing limitations.

  If the fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the fund received from sources in foreign countries. The fund may elect to treat some of those taxes as a distribution to shareholders, which would allow share-holders to offset some of their U.S. federal income tax.

  Taxes on Exchanges and Redemptions When you exchange or redeem shares in the fund, you may recognize a capital gain or loss for federal tax purpos-es. This gain or loss will be based on the difference between the cost of your shares (tax basis) and the amount you receive for them. To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.

  Generally, your gain or loss will be long-term or short-term depending on whether your holding period exceeds 12 months. However, any loss you real-ize on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions you received on the shares.

  Backup Withholding By law, the fund must withhold 31% of your distribu-tions and redemption proceeds if you fail (i) to provide complete, correct taxpayer information, (ii) to properly include on your return payments of taxable interest or dividends, or (iii) to certify to the fund that you are not subject to back-up withholding when required to do so or that you are an "exempt recipient."

State and Local Taxes

  You may also have to pay state and local taxes on distributions and re-demptions. However, state taxes may not apply to portions of distributions that are attributable to interest on federal securities. As mentioned above, you should always consult your tax advisor for specific guidance regarding the tax effect of your investment in the fund.

 Additional Information about the Fund



OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to its principal investment strategies, the fund may use the investment strategies described below. The fund may also employ investment practices that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concern-ing any of the fund's investment practices and its risks, you should read the SAI.

Derivatives

  The fund may invest in derivatives, a category of investments that in-cludes forward foreign currency exchange contracts, futures, options and swaps to protect its investments against changes resulting from market conditions (a practice called "hedging"), to reduce transaction costs or to manage cash flows. Forward foreign currency exchange contracts, futures and options are called derivatives because their value is based on an un-derlying asset or economic factor. Derivatives are often more volatile than other investments and may magnify the fund's gains or losses. There are various factors that affect the fund's ability to achieve its objec-tives with derivatives. Successful use of a derivative depends on the de-gree to which prices of the underlying assets correlate with price move-ments in the derivatives the fund buys or sells. The fund could be nega-tively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

Foreign Securities

  The fund may invest in securities of companies located outside of the United States, American Depositary Receipts, European Depositary Receipts and other similar global instruments. When the fund invests in foreign se-curities, it will be subject to risks not typically associated with domes-tic securities. Foreign investments, especially those of companies in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for the fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less devel-oped.

Short-Term Investing

  At times, the adviser may decide to invest up to 100% of the fund's assets in a variety of high-quality, short-term debt securities, such as U.S. government securities. The adviser may invest in these types of securities for temporary defensive purposes, to earn a return on uninvested assets or to meet redemptions. The adviser may temporarily adopt a defensive posi-tion to reduce changes in the value of the shares of the fund that may re-sult from adverse market, economic, political or other developments. When the adviser pursues a temporary defensive strategy, the fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the fund from achieving its stated objectives.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Pell Rudman Trust Company, N.A., a nationally chartered trust company lo-cated at 100 Federal Street, Boston, Massachusetts 02110, is the invest-ment adviser to the fund. The adviser manages and supervises the invest-ment of the fund's assets on a discretionary basis. The adviser, an affil-iate of United Asset Management Corporation, has provided comprehensive and integrated financial services to individuals and selected institu-tional clients since 1980.

  The fund has agreed to pay the adviser a management fee equal to 1.00% of the fund's average net assets. In addition, the adviser has voluntarily agreed to limit the total expenses of the fund to 1.30% of its average net assets. To maintain this expense limit, the adviser may waive a portion of its management fee and/or reimburse certain expenses of the fund. The ad-viser intends to continue its expense limitation until further notice, but may discontinue it at any time. During its most recent fiscal year, the fund paid 0.00% of its average net assets in advisory fees to the adviser.

Portfolio Managers

  A team of investment professionals manages the fund; however, Jeffrey S. Thomas has overall responsibility for the day-to-day management of the fund. Listed below are the investment professionals that comprise that team and a brief description of their business experience.

           Manager          Experience
  -----------------------------------------------------------------------------
   Jeffrey S. Thomas, CFA   Mr. Thomas joined the adviser in 1986 and he is
                            currently Chief Investment Officer. Mr. Thomas
                            heads the Investment Committee and oversees the
                            portfolio management of all client portfolios of
                            the adviser. Before joining the adviser, he was
                            Vice President, Scudder Stevens & Clark, 1981-1986;
                            Senior Investment Officer, Bank of New England,
                            1979-1981; and Investment Officer, The Northern
                            Trust Company, 1973-1979. Mr. Thomas is a member of
                            the Boston Security Analysts Society, Bank Analysts
                            Association of Boston and President of Boston Media
                            Analysts Group. He earned his BS in Finance and
                            Economics from Miami University (Ohio) and his MBA
                            in Finance from the University of Chicago. He is a
                            Chartered Financial Analyst and Chartered
                            Investment Counselor.
  -----------------------------------------------------------------------------
   Frederick L. Weiss, CFA  Mr. Weiss is Director of Research and heads the research efforts of the investment team. Before
                            joining the adviser in 1989, he was Vice President
                            and Senior Analyst, Adams, Harkness & Hill, 1989;
                            Vice President State Street Research and
                            Management, 1983-1988; and Analyst, State Street
                            Research and Management, 1979-1983. Mr. Weiss is a
                            member of the Boston Security Analyst Society and
                            Healthcare, Technology and Chemicals Analysts
                            Society. He earned his AB from Harvard College,
                            Magna Cum Laude, and his MBA from Harvard Business
                            School, with honors. He is a Chartered Financial
                            Analyst.
  -----------------------------------------------------------------------------
   Jay Pearlstein, CFA, CPA Mr. Pearlstein is a Senior Research Analyst and
                            Portfolio Manager providing equity research on a
                            number of industries. Before joining the adviser in
                            1996, he was a Vice President of the Equity
                            Research Department and on the Investment Policy
                            Committee, Loomis Sayles & Co., 1981-1996; Staff
                            Analyst, Gulf Oil Corporation, 1980; and Senior
                            Auditor at Coopers & Lybrand, 1977-1979. Mr.
                            Pearlstein earned his BA in Accounting from
                            Michigan State University, Summa Cum Laude. He
                            received the Board of Trustees Award for graduating
                            first in his class and was the recipient of a
                            National Merit Scholarship, Financial Executives
                            Institute Award and Alpha Kappa Psi Scholarship
                            Key. He also earned his MBA, with distinction, from
                            Harvard University Graduate School of Business
                            Administration where he received First-Year Honors.
                            He is a Chartered Financial Analyst and a Certified
                            Public Accountant.

Adviser's Historical Performance

  The adviser manages separate accounts that have the same investment objec-tives as the portfolio. The adviser manages these accounts using tech-niques and strategies substantially similar, though not always identical, to those used to manage the portfolio. A composite of the performance of these separate accounts is listed below. The performance data for the man-aged accounts reflects deductions for the average fees and expenses of such accounts. The average fees and expenses of the separate accounts were less than the operating expenses of the portfolio. If the performance of the managed accounts was adjusted to reflect the fees and expenses of the portfolio, the composite's performance would have been lower.

  The adviser calculated its performance using the standards of the Associa-tion for Investment Management and Research. Had the adviser calculated its performance using the SEC's methods, its results might have differed.

  The separately managed accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the In-vestment Company Act of 1940 and the Internal Revenue Code. If they were, their returns might have been lower. The performance of these separate ac-counts is not intended to predict or suggest the performance of the port-folio.

                               Pell Rudman Trust   Russell
                                 Company, N.A.     Mid-Cap
                                  Composite*     Growth Index
  -----------------------------------------------------------
    Calendar Years Ended:
     1992                           35.93%          14.09%
  -----------------------------------------------------------
     1993                           28.44%          11.19%
  -----------------------------------------------------------
     1994                            2.12%          (2.16)%
  -----------------------------------------------------------
     1995                           36.26%          33.98%
  -----------------------------------------------------------
     1996                           18.64%          17.48%
  -----------------------------------------------------------
     1997                           22.52%          22.54%
  -----------------------------------------------------------
     1998                           23.95%          17.86%
  -----------------------------------------------------------
     1999                           34.90%          51.29%
  -----------------------------------------------------------
    Average Annual Returns For Periods Ended 6/30/00
     1-year                         42.69%          48.60%
  -----------------------------------------------------------
     3-years                        29.09%          30.40%
  -----------------------------------------------------------
     5-years                        27.72%          26.37%
  -----------------------------------------------------------
     Since Inception (6/1/92)       27.54%          21.38%

  * The adviser's returns presented above are net of an average annual fee of 0.70%. During the period shown (6/1/92-6/30/00), fees on the adviser's individual accounts ranged from 0.50% to 1.00%. The adviser's composite has not been audited.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

Brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the fund or its service providers for providing a variety of services. This section briefly describes how the financial repre-sentatives may get paid.

For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the fund that are attributable to the fi-nancial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the fund. In addi-tion, your financial representatives may charge you other account fees for buying or redeeming shares of the fund or for servicing your account. Your fi-nancial representative should provide you with a schedule of its fees and services.

The fund may pay all or part of the fees paid to financial representatives. Periodically, the UAM Funds' board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The fund does not pay these service fees on shares purchased directly. In addition, the adviser and its affiliates may, at their own expense, pay financial representatives for these services.

The adviser and its affiliates may, at their own expense, pay financial repre-sentatives for distribution and marketing services performed with respect to the fund. The adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the fund.

 Financial Highlights


  The financial highlights table is intended to help you understand the fi-nancial performance of the fund for the fiscal periods indicated. Certain information contained in the table reflects the financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund assuming all divi-dends and distributions were reinvested. PricewaterhouseCoopers LLP has audited this information. The financial statements and the unqualified opinion of PricewaterhouseCoopers LLP are included in the annual report of the fund, which is available upon request by calling the UAM Funds at 1-877-826-5465.

  Periods Ended April 30,                                  2000  1999#
  ------------------------------------------------------------------------
  Net Asset Value, Beginning of Period                  $ 12.76  $10.00
  Income from Investment Operations:
   Net Investment Income                                  (0.12)  (0.02)
   Net Realized and Unrealized Gain (Loss)                 6.41    2.78
   Total From Investment Operations                        6.29    2.76
  Distributions:
   Net Realized Gain                                      (0.02)    --
  Net Asset Value, End of Period                        $ 19.03  $12.76
  Total Return+                                           49.49%  27.50%++
  Ratios and Supplemental Data
   Net Assets, End of Period (Thousands)                $17,703  $6,185
   Ratio of Expenses to Average Net Assets                 1.31%   1.30%*
   Ratio of Net Investment Income to Average Net Assets  (0.95)%  (0.68)%*
   Portfolio Turnover Rate                                   42%     24%

  # For the period from September 10, 1998 (commencement of operations), through April 30, 1999.
  * Annualized
  ++Not annualized
  + Total return would have been lower had certain fees not been waived and certain expenses not been assumed by the adviser during the periods in-dicated.

Pell Rudman Mid-Cap Growth Portfolio

  Investors who want more information about the fund should read the fund's annual/semi-annual reports and the fund's statement of additional informa-tion. The annual/semi-annual reports of the fund provide additional infor-mation about its investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the fund during the last fiscal year. The statement of additional information contains additional detailed in-formation about the fund and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of the statement of additional informa-tion, shareholder reports and other information about the UAM Funds and can make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com

  You can review and copy information about the fund (including the statement of additional information) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

  Investment Company Act of 1940 file number: 811-8544.

                                 [LOGO OF UAM]

                                UAM Funds Trust
                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)




                     Pell Rudman Mid-Cap Growth Portfolio
                              Institutional Class


                      Statement of Additional Information
                                August 28, 2000



  This statement of additional information is not a prospectus. However, you should read it in conjunction with the prospectus of the Fund dated August 28, 2000, as supplemented from time to time. You may obtain the Fund's prospectus by contacting the UAM Funds at the address listed above.

  The audited financial statements of the Fund and the related report of PricewaterhouseCoopers LLP, independent accountants of the Fund, are incorporated herein by reference in the section called "Financial Statements." No other portions of the annual report are incorporated by reference.

Table Of Contents

Description of Permitted Investments....................................................  1
 Borrowing..............................................................................  1
 Debt Securities........................................................................  1
 Derivatives............................................................................  7
 Equity Securities...................................................................... 15
 Foreign Securities..................................................................... 17
 Investment Companies................................................................... 21
 Repurchase Agreements.................................................................. 21
 Restricted Securities.................................................................. 21
 Securities Lending..................................................................... 22
 Short Sales............................................................................ 22
 When Issued Transactions............................................................... 23
Investment Policies of the Fund......................................................... 23
Management of the Company............................................................... 24
 Board Members.......................................................................... 24
 Officers............................................................................... 26
Principal Shareholders.................................................................. 27
Investment Advisory and Other Services.................................................. 28
 Investment Adviser..................................................................... 28
 Distributor............................................................................ 29
 Shareholder Servicing Arrangements..................................................... 29
 Administrative Services................................................................ 29
 Custodian.............................................................................. 31
 Independent Accountants................................................................ 31
 Code of Ethics......................................................................... 31
Brokerage Allocation and Other Practices................................................ 31
 Selection of Brokers................................................................... 31
 Simultaneous Transactions.............................................................. 31
 Brokerage Commissions.................................................................. 32
Capital Stock and Other Securities...................................................... 32
Purchase, Redemption and Pricing of Shares.............................................. 34
 Net Asset Value Per Share.............................................................. 34
 Purchase of Shares..................................................................... 35
 Redemption of Shares................................................................... 36
 Exchange Privilege..................................................................... 37
 Transfer Of Shares..................................................................... 38
Performance Calculations................................................................ 38
 Total Return........................................................................... 38
 Yield.................................................................................. 38
 Comparisons............................................................................ 39
Financial Statements.................................................................... 39
Glossary................................................................................ 40
Bond Ratings............................................................................ 40
 Moody's Investors Service, Inc......................................................... 40
 Standard & Poor's Ratings Services..................................................... 43
 Fitch IBCA Ratings..................................................................... 45
Comparative Benchmarks.................................................................. 46

Description of Permitted Investments

  As described in the Fund's prospectus, the Fund may use a variety of investment strategies in addition to its principal investment strategies. This SAI describes each of these investments/strategies and their risks. The Fund may not notify shareholders before employing new strategies, unless it expects such strategies to become principal strategies. You can find more information concerning the limits on the ability of the Fund to use these investments in "Investment Policies of the Fund."

BORROWING
--------------------------------------------------------------------------------

  The Fund may not borrow money, except if permitted by its fundamental investment policies:

  . It may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed);

  . It may borrow up to an additional 5% of its total assets from anyone for temporary purposes;

  . It may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities; and

  . It may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

  Borrowing is a form of leverage, which may magnify the Fund's gain or loss. To mitigate the risks of leverage, the fund will limit the amount it may borrow to not more than 33 1/3% of its total assets, taken at market value. In addition, the Fund will only borrow from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares.
  The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

DEBT SECURITIES
--------------------------------------------------------------------------------

  Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.


Types of Debt Securities

  U.S. Government Securities

  U.S. government securities are securities that the U.S. Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury bills, which have initial maturities of less than one year, treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed Securities" and "Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in "Mortgage-Backed Securities" and "Other Asset-Backed Securities."

  The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the U.S. government generally does not back agency securities. Agency securities are typically supported in one of three ways:

  . By the right of the issuer to borrow from the U.S. Treasury;

  . By the discretionary authority of the U.S. government to buy the obligations of the agency; or

  . By the credit of the sponsoring agency.

  While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the Fund.

  Corporate Bonds

  Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

  Mortgage-Backed Securities

  Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

  Governmental entities, private insurers and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

  Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

  Government National Mortgage Association (GNMA)

  GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

  Federal National Mortgage Association (FNMA)

  FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

  Federal Home Loan Mortgage Corporation (FHLMC)

  FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing.

  FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

  Commercial Banks, Savings And Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers and other Secondary Market Issuers

  Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

  Risks of Mortgage-Backed Securities

  Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

  Other Asset-Backed Securities

  These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

  Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

  To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

  The Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

  Collateralized Mortgage Obligations (CMOs)

  CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs typically pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

  A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

  CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

  Short-Term Investments

  To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

  Bank Obligations

  The Fund will only invest in a security issued by a commercial bank if the bank:

  . Has total assets of at least $1 billion, or the equivalent in other currencies;

  .  Is a U.S. bank and a member of the Federal Deposit Insurance Corporation;
     and

  . Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.

  Time Deposits

  Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The Fund may only purchase time deposits maturing from two business days through seven calendar days.

  Certificates of Deposit

  Certificates of deposit are negotiable certificates issued against money deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

  Bankers' Acceptance

  A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

  Commercial Paper

  Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Fund may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Bond Ratings" for a description of commercial paper ratings.

  Stripped Mortgage-Backed Securities

  Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

  Yankee Bonds

  Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

  Zero Coupon Bonds

  These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its assets to generate sufficient cash to satisfy certain income distribution requirements.

  These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U. S. Treasury sells itself.

  The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the Fund can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

Terms to Understand

  Maturity

  Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

  Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual Fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

  Duration

  Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

  An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

Factors Affecting the Value of Debt Securities

  The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

  Interest Rates

  The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

  Prepayment Risk

  This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the Fund. If left unattended, drifts in the average maturity of the Fund can have the unintended effect of increasing or reducing its effective duration, which may adversely affect its expected performance.

  Extension Risk

  The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

  Credit Rating

  Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

  Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

  A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

  Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

  Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Fund currently use ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P"), Duff & Phelps Rating Co. and Fitch IBCA. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

  The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the Fund buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. The Fund may invest in securities of any rating.

DERIVATIVES

  Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. Unless, otherwise stated in the Fund's prospectus, the Fund can use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, the Fund will have offset any depreciation in the value of its assets by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

Types of Derivatives

  Futures

  A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

  Futures contracts are traded in the United States on commodity exchanges or Boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

  Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, or custodian bank when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

  Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. The opposite is also true. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

  The Fund may incur commission expenses when it opens or closes a futures position.

  Options

  An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

  Purchasing Put and Call Options

  When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

  Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

  The purchaser of an option may terminate its position by:

  .  Allowing it to expire and losing its entire premium;

  . Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

  .  Closing it out in the secondary market at its current price.

  Selling (Writing) Put and Call Options

  When the Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

  The Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the
  premium it received to offset the increase in the security's value.   If
  security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

  The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

  The Fund is permitted only to write covered options. The Fund can cover a call option by owning:

  . The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

  . A call option on the same security or index with the same or lesser exercise price;

  . A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

  . Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

  . In the case of an index, the Fund of securities that corresponds to the index.

  The Fund can cover a put option by:

  .  Entering into a short position in the underlying security;

  . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

  . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

  .  Maintaining the entire exercise price in liquid securities.

  Options on Securities Indices

  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

  Options on Futures

  An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in
  the case of a put option) at a fixed time and price.   Upon exercise of the
  option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

  The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

  The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

  The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its assets.

  The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

  Combined Positions

  The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

  Forward Foreign Currency Exchange Contracts

  A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

  . Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).

  . Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC.

  .  Do not require an initial margin deposit.

  . May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

  Foreign Currency Hedging Strategies

  A "settlement hedge" or "transaction hedge" is designed to protect the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

  The Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

  Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

  The Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

  It is difficult to forecast with precision the market value of certain assets at the expiration or maturity of a forward or futures contract. Accordingly, the Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

  Swaps, Caps, Collars and Floors

  Swap Agreements

  A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

  Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

  Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

  A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund will cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

  Equity Swaps -- In a typical equity index swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of
  securities without actually purchasing those stocks.   Equity index swaps
  involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

  Interest Rate Swaps -- Interest rate swaps are financial instruments that involve the exchange on one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swap involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

  Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

  Currency Swaps -- A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

  Caps, Collars and Floors

  Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Risks of Derivatives

  While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.

  When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

  Correlation of Prices

  The Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the assets the Fund it is trying to hedge. However, if the Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

  Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

  . Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

  . A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

  . Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

  Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

  While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.

  Lack of Liquidity

  Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out its position. In an illiquid market, the Fund may:

  . Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

  .  Have to purchase or sell the instrument underlying the contract;

  .  Not be able to hedge its investments; and

  .  Not be able realize profits or limit its losses.

  Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

  . An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

  . Unusual or unforeseen circumstances may interrupt normal operations of an exchange;

  . The facilities of the exchange may not be adequate to handle current trading volume;

  . Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

  . Investors may lose interest in a particular derivative or category of derivatives.

  Management Risk

  If the adviser incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on its adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

  Volatility and Leverage

  The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

  .  Actual and anticipated changes in interest rates;

  .  Fiscal and monetary policies; and

  .  National and international political events.

  Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

  Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.

  If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.


EQUITY SECURITIES
--------------------------------------------------------------------------------


Types of Equity Securities

  Common Stocks

  Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's Board of directors.

  Preferred Stocks

  Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

  Convertible Securities

  Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at the Fund's option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer's capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock).

  Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. In addition, they are also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

  A synthetic convertible security is a combination investment in which the Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics, and other factors. Because the Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with the Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss, the market price of the option component generally reflects these differences in maturities, and the Adviser and applicable sub-adviser take such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, the Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If the Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

  Rights and Warrants

  A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued.
  Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

  An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities

  General Risks of Investing in Stocks

  While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

  Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

  . Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

  . Factors affecting an entire industry, such as increases in production costs; and

  . Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

  Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

  Small and Medium-Sized Companies

  Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

  Technology Companies

  Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

FOREIGN SECURITIES
--------------------------------------------------------------------------------


Types of Foreign Securities

  Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. People can invest in foreign securities in a number of ways:

  . They can invest directly in foreign securities denominated in a foreign currency;

  . They can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and

  .  They can invest in investment funds.

  American Depositary Receipts (ADRs)

  American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. EDRs are similar to ADRs, except that they are typically issued by European Banks or trust companies.

  Emerging Markets

  An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

  Investment Funds

  Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of a UAM Fund that invests in such investment funds will bear not only their proportionate share of the expenses of the UAM Fund (including operating expenses and the fees of the adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities

  Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

  Political and Economic Factors

  Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

  . The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

  . Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

  . The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

  . The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

  . A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

  Information and Supervision

  There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States
  companies.   The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

  Stock Exchange and Market Risk

  The adviser anticipates that in most cases an exchange or over-the-counter
  (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

  . They are generally more volatile and not as developed or efficient as than those in the United States;

  .  They have substantially less volume;

  . Their securities tend to be less liquid and to experience rapid and erratic price movements;

  . Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates;

  . Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets; and

  . They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

  Foreign Currency Risk

  While the UAM Funds denominate their net asset value in United States dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the United States dollar will result in a corresponding change in value of
  securities denominated in that currency.   Some of the factors that may impair
  the investments denominated in a foreign currency are:

  . It may be expensive to convert foreign currencies into United States dollars and vice versa;

  . Complex political and economic factors may significantly affect the values of various currencies, including United States dollars, and their exchange rates;

  . Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

  . There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

  . Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

  . The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

  Taxes

  Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Fund does not expect such foreign withholding taxes to have a significant impact on performance.

  Emerging Markets

  Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

  .  Have relatively unstable governments;

  . Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

  .  Offer less protection of property rights than more developed countries; and

  . Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

  Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The Euro

  The single currency for the European Economic and Monetary Union ("EMU"), the Euro, is scheduled to replace the national currencies for participating member countries over a period that began on January 1, 1999 and ends in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

  On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and redenominating many investments, currency balances and transfer mechanisms into Euros. The Fund also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, the Fund expects the conversion to the Euro to impact investments in countries that adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

  . Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

  . Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?

  .  How will existing currencies be exchanged into Euro?

  . Will suitable clearing and settlement payment systems for the new currency be created?

INVESTMENT COMPANIES
--------------------------------------------------------------------------------

  The Fund may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the Fund. Like other shareholders, the Fund would pay its proportionate share of those fees. Consequently, shareholders of the Fund would pay not only the management fees of the Fund, but also the management fees of the investment company in which the Fund invests. The Fund may invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

  The SEC has granted an order that allows the Fund to invest the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Fund, provided that the investment is:

  .  For cash management purposes;

  .  Consistent with the Fund's investment policies and restrictions; and

  . The adviser to the investing Fund waives any fees it earns on the assets of the Fund that are invested in the UAM DSI Money Market Fund.

  The Fund will bear expenses of the UAM DSI Money Market Fund on the same basis as all of its other shareholders.

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

  In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). The Fund normally uses repurchase agreements to earn income on assets that are not invested.

  When the Fund enters into a repurchase agreement it will:

  . Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form; and

  . Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower to "mark to the market" on a daily basis).

  If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the Fund's right to sell the security may be restricted. In addition, the value of the security might decline before the Fund can sell it and the Fund might incur expenses in enforcing its rights.

RESTRICTED SECURITIES
--------------------------------------------------------------------------------

  The Fund may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Board, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the Fund's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

SECURITIES LENDING
--------------------------------------------------------------------------------

  The Fund may lend a portion of its total assets to broker- dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. When the Fund lends its securities, it will follow the following guidelines:

  . The borrower must provide collateral at least equal to the market value of the securities loaned;

  . The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government;

  . The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

  .  It must be able to terminate the loan at any time;

  . It must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments); and

  .  It must determine that the borrower is an acceptable credit risk.

  These risks are similar to the ones involved with repurchase agreements. When the Fund lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, the Fund could:

  . Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

  .  Experience delays in recovering its securities.

SHORT SALES
--------------------------------------------------------------------------------

Description of Short Sales

  Selling a security short involves an investor sale of a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

  Investors typically sell securities short to:

  .  Take advantage of an anticipated decline in prices.

  .  Protect a profit in a security it already owns.

  The Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, the Fund can profit if the price of the security declines between those dates.

  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund will incur transaction costs in effecting short sales. The Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

  The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

Short Sales Against the Box

  In addition, the Fund may engage in short sales "against the box." In a short sale against the box, the Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. The Fund will incur transaction costs to open, maintain and close short sales against the box.

Restrictions on Short Sales

  The Fund will not short sell a security if:

  . After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund net assets.

  . The market value of the securities of any single issuer that have been sold short by the Fund would exceed the two percent (2%) of the value of the Fund's net assets.

  . Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

  Whenever the Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN ISSUED TRANSACTIONS
--------------------------------------------------------------------------------

  A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account. The Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

  The Fund uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

  When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

  The Fund will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.

Investment Policies of the Fund

  The following investment limitations are fundamental, which means the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. The Fund will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The Fund will not:

  . With respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the of the U.S. government or any if its agencies or instrumentalities).

  . With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer.

  . Invest more than 25% of its assets in companies within a single industry; however, there are no limitations on investments made in instruments issued or guaranteed by the U.S. government, and its agencies when a portfolio adopts a temporary defensive position.

  . Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 331/3% of the Fund's gross assets valued at the lower of market or cost.

  .  Invest in physical commodities or contracts on physical commodities.

  . Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

  .  Underwrite the securities of other issuers.

  . Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

  . Make loans except (i) by purchasing bonds, debentures or other similar obligations which are publicly distributed (including repurchase agreements provided however, that repurchase agreements maturing in more than seven days, together with securities which are not readily marketable, will not exceed 15% of the Fund's total assets) and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

Management of the Company

  The Board manages the business of the Company. The Board elects officers to manage the day-to-day operations of the Company and to execute policies the Board has formulated. The Company pays each Independent Director the following fees:

  .  A $200 quarterly retainer fee per active Fund;

  . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;

  .  $1,500 for each private meeting of the Board;

  .  $1,000 for each telephonic meeting of the Board; and

  . $1,000 per day for attending seminars, up to a maximum of three events per year.

  In addition, the Company reimburses each Independent Director for travel and other expenses incurred while attending board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the Directors and allocated proportionately among all Funds in the UAM Funds Complex. The Company does not pay its Interested Directors or officers for their services as Directors or officers.

BOARD MEMBERS
--------------------------------------------------------------------------------

  The following table lists the Board members and officers of the Company and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Company and total compensation received from the UAM Funds Complex. The UAM Funds Complex is currently comprised of 49 portfolios. Those people with an asterisk (*) beside their name are "interested persons" of the Company as that term is defined in the 1940 Act. Mr. English does have an investment advisory relationship with Investment Counselors of Maryland, an investment adviser to one of the portfolios in the UAM Funds Complex. However, the Company does not believe that the relationship is a material business relationship, and, therefore, does not consider him to be an interested Board member. If these circumstances change, the Board will determine whether any action is required to change the composition of the Board.

                                                                                                                 Total
                                                                                                              Compensation
                                                                                         Aggregate             From UAM
                                                                                        Compensation              Funds
Name, Address,                                                                          from Company          Complex as of
Date of Birth               Principal Occupations During the Past 5 years              as of 4/30/00             4/30/00
---------------------------------------------------------------------------------------------------------------------------
John T. Bennett, Jr.        Mr. Bennett is President of Squam Investment                  $9,380                 $38,950
RR2 Box 700                 Management Company, Inc. and Great Island Investment
Center Harbor, NH 03226     Company, Inc. (investment management). From 1988 to
1/26/29                     1993, Mr. Bennett was President of Bennett Management
                            Company.  Mr. Bennett serves on the Board of each
                            Company in the UAM Funds Complex.
---------------------------------------------------------------------------------------------------------------------------
Nancy J. Dunn               Ms. Dunn has been Financial Officer of World Wildlife         $9,380                 $38,950
1250 24/th/ St., NW         Fund (nonprofit), since January 1999.  From 1991 to
Washington, DC 20037        1999, Ms. Dunn was Vice President for Finance and
8/14/51                     Administration and Treasurer of Radcliffe College
                            (Education).  Ms. Dunn serves on the Board of each
                            Company in the UAM Funds Complex.
---------------------------------------------------------------------------------------------------------------------------
William A. Humenuk          Mr. Humenuk has been Senior Vice President                    $9,380                 $38,950
10401 N. Meridian St        Administration, General Counsel and Secretary of Lone
Suite 400                   Star Industries Inc. (cement and ready-mix concrete)
Indianapolis, IN 46290      since March 2000.  From June 1998 to March 2000 he
4/21/42                     was Executive Vice President and Chief Administrative
                            Officer of Philip Services Corp. (ferrous scrap
                            processing, brokerage and industrial outsourcing
                            services).  Mr. Humenuk was a Partner in the
                            Philadelphia office of the law firm Dechert Price &
                            Rhoads from July 1976 to June 1998.  He was also
                            formerly a Director of Hofler Corp. (manufacturer of
                            gear grinding machines).  Mr. Humenuk serves on the
                            Board of each Company in the UAM Funds Complex.
----------------------------------------------------------------------------------------------------------------------------
Philip D. English           Mr. English is President and Chief Executive Officer          $9,380                 $38,950
16 West Madison Street      of Broventure Company, Inc., a company engaged in the
Baltimore, MD 21201         investment management business.  He is also Chairman
8/5/48                      of the Board of Chektec Corporation (Drugs) and Cyber
                            Scientific, Inc. (computer mouse company).  Mr.
                            English serves on the Board of each Company in the
                            UAM Funds Complex.

                                                                                                                 Total
                                                                                                              Compensation
                                                                                         Aggregate             From UAM
                                                                                        Compensation              Funds
Name, Address,                                                                          from Company          Complex as of
Date of Birth               Principal Occupations During the Past 5 years              as of 4/30/00             4/30/00
---------------------------------------------------------------------------------------------------------------------------
Norton H. Reamer*           Chairman, Chief Executive Officer and a Director of                0                    0
One International Place     United Asset Management Corporation (financial
Boston, MA 02110            services); Director, Partner or Trustee of each of
3/21/35                     the Investment Companies of the Eaton Vance Group of
                            Mutual Funds (mutual funds).

OFFICERS

  The following table lists the officers of the Company and provides information regarding their present positions, date of birth, address and their principal occupations during the past five years. The Company's officers are paid by UAM, its affiliates or SEI, but not by the Company.

Name, Address,              Position
Date of Birth               with Company       Principal Occupations During the Past 5 years
-----------------------------------------------------------------------------------------------------------------------------
Norton H. Reamer*           Board              You can find Mr. Reamer's biography in the table above.
One International Place     Member;
Boston, MA 02110            President
3/21/35                     and Chairman
-----------------------------------------------------------------------------------------------------------------------------
William H. Park             Vice               Executive Vice President and Chief Financial Officer of United Asset
One International Place     President          Management Corporation (financial services) since 1998.
Boston, MA 02110
9/19/47
-----------------------------------------------------------------------------------------------------------------------------
Gary L. French              Treasurer          President of UAMFSI (financial services) and UAMFDI (broker dealer); Treasurer
211 Congress Street                            of the Fidelity Group of Mutual Funds from 1991 to 1995 (mutual funds); held
Boston, MA 02110                               various other offices with Fidelity Investments (financial services) from
7/4/51                                         November 1990 to March 1995.
-----------------------------------------------------------------------------------------------------------------------------
Linda T. Gibson             Secretary          General Counsel and Managing Director of UAM Investment Services, Inc.
211 Congress Street                            (financial services); Senior Vice President and General Counsel of UAMFSI
Boston, MA 02110                               (financial services) and UAMFDI (broker-dealer); Senior Vice President and
7/31/65                                        Secretary of Signature Financial Group, Inc. (financial services) and affiliated broker-dealers from 1991 to 2000; Director and Secretary of
                                               Signature Financial Group Europe, Ltd. (financial services) from 1995 to 2000;
                                               Secretary of the Citigroup Family of Mutual Funds (mutual funds) from 1996 to
                                               2000; Secretary of the 59 Wall Street Family of Mutual Funds (mutual funds)
                                               from 1996 to 2000.
-----------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin             Assistant          Vice President and Associate General Counsel of UAMFSI (financial services)
211 Congress Street         Secretary          since February 1998; Assistant General Counsel of First Union Corporation
Boston, MA 02110                               (financial services) from 1995 to 1998; Attorney with Signature Financial
9/15/67                                        Group, Inc. (financial services) from 1994 to 1995.
-----------------------------------------------------------------------------------------------------------------------------
Theresa DelVeccio           Assistant          Secretary of UAMFSI (financial services) since February 1998; Secretary and
211 Congress Street         Secretary          Compliance Officer of UAMFDI (broker-dealer) since February 2000; Assistant
Boston, MA 02110                               Vice President of Scudder Kemper Investments (financial services) from May
12/23/63                                       1992 to February 1998.
-----------------------------------------------------------------------------------------------------------------------------

Name, Address,              Position           Principal Occupations During the Past 5 years
Date of Birth               with Company
-----------------------------------------------------------------------------------------------------------------------------
Robert J. DellaCroce        Assistant          Director, Mutual Fund Operations - SEI Investments (financial services) since
SEI Investments             Treasurer          June 1994; Senior Manager at Arthur Andersen (accounting firm) prior to 1994.
One Freedom Valley Rd.
Oaks, PA 19456
12/17/63

Principal Shareholders

  As of August 21, 2000, the following persons or organizations held of record or beneficially 5% or more of the shares of the Fund:

Name and Address of Shareholder                   Percentage of Shares Owned
----------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                 36.24%
Reinvest Account
Attn Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122
----------------------------------------------------------------------------
Pell Rudman Trust Company N.A.                             24.07%
100 Federal Street FL 37
Boston, MA 02110-1802
----------------------------------------------------------------------------
United Asset Management                                     9.40%
1 International Place
Boston, MA 02110-2602
----------------------------------------------------------------------------
Fox & Co.                                                   9.37%
P.O. Box 976
New York, NY 10268-0976
----------------------------------------------------------------------------
Southtrust Bank NA TTEE                                     8.51%
FBO Goodwin Investments LP
PO Box 830804
Birmingham, AL 35283-0804
----------------------------------------------------------------------------
Hunter & Co.                                                5.83%
FBO William S. Edgerly
C/o State Street Bank & Trust
P.O. Box 9242
Boston, MA 02209-9242
----------------------------------------------------------------------------

  Any shareholder listed above as owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. Shareholders controlling the portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio. As of August 21, 2000, the directors and officers of the Company owned less than 1% of the outstanding shares of the Fund.

Investment Advisory and Other Services

INVESTMENT ADVISER

  Pell Rudman Trust Company, N.A., a nationally chartered trust company located at 100 Federal Street, Boston, Massachusetts 02110, is the investment adviser to the Fund. The adviser manages and supervises the investment of the Fund's assets on a discretionary basis. The adviser, an affiliate of United Asset Management Corporation, has provided comprehensive and integrated financial services to individuals and selected institutional clients since 1980.

  The adviser is a subsidiary of UAM. UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized more than 50 UAM Affiliated Firms. UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds Complex.

Investment Advisory Agreement

  This section summarizes some of the important provisions of the Investment Advisory Agreement. The Company has filed the Investment Advisory Agreement with the SEC as part of its registration statement on Form N-1A.

  Service Performed by Adviser

  The adviser:

  .  Manages the investment and reinvestment of the Fund's assets;

  . Continuously reviews, supervises and administers the investment program of the Fund; and

  . Determines what portion of the Fund's assets will be invested in securities and what portion will consist of cash.

  Limitation of Liability

  In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its obligations and duties under the Investment Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Investment Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement.

  Continuing an Investment Advisory Agreement

  The Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually:

  . By a majority of those Board Members who are not parties to the Investment Advisory Agreement or interested persons of any such party; and

  . By a majority of the Board Members or by a majority of the shareholders of the Fund.

  Terminating an Investment Advisory Agreement

  The Company may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

  . A majority of the Fund's shareholders vote to do so or a majority of Board Members vote to do so; and

  .  It gives the adviser 60 days' written notice.

  The adviser may terminate the Investment Advisory Agreement at any time, without the payment of any penalty, upon 90 days' written notice to the Company.

  An Investment Advisory Agreement will automatically and immediately terminate if it is assigned.

Advisory Fees

  For its services, the Fund pays its adviser a fee calculated at an annual rate of 1.00% of its average daily net assets. Due to the effect of the fee waivers by the adviser, the actual percentage of average net assets that the Fund pays in any given year may be different from the rate set for the in its contract with the adviser. For the last two fiscal years, the Fund paid the following in advisory fees to the adviser:

      Fiscal Year End       Investment Advisory Fees Paid  Investment Advisory Fees Waived  Total Investment Advisory Fee
---------------------------------------------------------------------------------------------------------------------------
          4/30/00                     $0                              $113,575                       $113,575
---------------------------------------------------------------------------------------------------------------------------
          4/30/99                     $0                              $ 16,812                       $ 16,812

DISTRIBUTOR

  UAMFDI serves as the distributor for each portfolio of the Company. The Company offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110. UAMFDI receives no compensation for its services as distributor of the Institutional Class Shares.

SHAREHOLDER SERVICING ARRANGEMENTS

  UAM and each of its affiliates, may at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or services performed with respect to the Company or a fund. The person making such payments may do so out of its revenues, its profits or any other source available to it. Such servicing arrangements, when in effect, are made generally available to all qualified service providers. The adviser may also compensate its affiliated companies for referring investors to the Fund.

ADMINISTRATIVE SERVICES

Administrator

  Pursuant to the Fund Administration Agreement with the Company, UAMFSI manages, administers and conducts the general business activities of the Company. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Company. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

  UAMFSI bears all expenses incurred in connection with the performance of its services under the Fund Administration Agreement. UAMFSI may, at its own expense, employ other people to assist it in performing its duties under the Fund Administration Agreement. Such people may be officers and employees who are employed by both UAMFSI and the Company. UAMFSI will pay such people for such employment. The Company will not incur any obligations with respect to such people. Other expenses incurred in the operation of the Company will be borne by the Company or other parties, including:

  .  Taxes, interest, brokerage fees and commissions;

  . Salaries and fees of officers and Board Members who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser;

  .  SEC fees and state Blue-Sky fees;

  .  EDGAR filing fees;

  .  Processing services and related fees;

  .  Advisory and administration fees;

  . Charges and expenses of pricing and data services, independent public accountants and custodians;

  .  Insurance premiums including fidelity bond premiums;

  .  Outside legal expenses;

  .  Costs of maintenance of corporate existence;

  . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of each portfolio of the Company;

  . Printing and production costs of shareholders' reports and corporate meetings;

  .  Cost and expenses of Company stationery and forms;

  .  Costs of special telephone and data lines and devices;

  .  Trade association dues and expenses; and

  .  Any extraordinary expenses and other customary expenses.

  The Fund Administration Agreement continues in effect from year to year if the Board specifically approves such continuance every year. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement automatically terminates upon its assignment by UAMFSI without the prior written consent of the Company.


Administration and Transfer Agency Fees

  The Fund pays a four-part fee to UAMFSI as follows:

  1. An annual fee to UAMFSI for administration services calculated as follows:

     .  $19,500 for the first operational class; plus

     .  $3,750 for each additional class; plus

     .  0.043% of the aggregate net assets of the Fund.

  2. An annual fee to UAMFSI for sub-administration and other services, which UAMFSI pays to SEI, calculated as follows:

     .  Not more than $35,000 for the first operational class; plus

     .  $5,000 for each additional operational class; plus

     . 0.03% of their pro rata share of the combined assets of the UAM Funds Complex.

  3. An annual fee to UAMFSI for transfer agent and dividend-disbursing services, which UAMFSI pays to DST Systems, Inc. calculated as follows:

     .   $10,500 for the first operational class; and

     .   $10,500 for each additional class.

  4. An annual fee to UAMFSI, which UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent, calculated as follows:

     .   $7,500 for the first operational class; and

     .  $2,500 for each additional class.

  For the last two fiscal years the Fund paid the following in administration fees:

               Fiscal Year End               Total Administration Fee
-------------------------------------------------------------------------
                  4/30/00                            $92,612
-------------------------------------------------------------------------
                  4/30/99                            $13,726
-------------------------------------------------------------------------


CUSTODIAN

  The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Company.

INDEPENDENT ACCOUNTANTS

  PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountant for each portfolio of the Company.

CODE OF ETHICS

  The Company, its distributor and its investment advisers have adopted a code of ethics under Rule 17j-1 of the 1940 Act that permits personnel subject to their particular code of ethics to invest in securities, including securities that may be purchased or held by the Fund.

Brokerage Allocation and Other Practices

SELECTION OF BROKERS

  The Investment Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Fund. The Investment Advisory Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the Fund. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Investment Advisory Agreement. In so doing, the Fund may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction. For the fiscal year ended April 30, 2000, neither the Fund nor the adviser directed and of the portfolio brokerage transactions to a broker because of research services provided.


  It is not the practice of the Company to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Company may place trades with qualified broker-dealers who recommend the Company or who act as agents in the purchase of Company shares for their clients.

SIMULTANEOUS TRANSACTIONS

  The adviser makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the Fund, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Company's Board periodically reviews the various allocation methods used by the adviser.

BROKERAGE COMMISSIONS

Equity Securities

  Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

Debt Securities

  Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Commissions Paid

  For the last two fiscal years, the Fund has paid the following in brokerage commissions.

           Fiscal Year End                   Brokerage Commissions
----------------------------------------------------------------------
               4/30/00                               $22,206
----------------------------------------------------------------------
               4/30/99                               $ 8,855

Capital Stock and Other Securities

The Company


  The Company was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Company changed its name to "UAM Funds Trust." The Company's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI. The Company is an open-end, management investment company and the Fund is diversified. This means that with respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than U. S. government securities).

Description of Shares and Voting Rights

  The Company's Agreement and Declaration of Trust permits the Company to issue an unlimited number of shares of beneficial interest, without par value. The Board has the power to designate one or more series (portfolios) or classes of shares of beneficial interest without shareholder approval.

  Description of Shares

  When issued and paid for, the shares of each series and class of the Company are fully paid and non-assessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Board members can elect 100% of the Board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of a portfolio. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Board.

  If the Company is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocable to that class. The Company will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the portfolio. A majority of the Board may authorize the liquidation of any portfolio or class at any time.

  The Company will not hold annual meetings except when required to by the 1940 Act or other applicable law.

  Class Differences

  The Board has authorized three classes of shares, Institutional, Institutional Service and Advisor. Not all of the portfolios issue all of the classes. The three classes represent interests in the same assets of a portfolio and, except as discussed below, are identical in all respects.

  . Institutional Shares do not bear any expenses for shareholder servicing and the distribution of such shares pursuant to a distribution plan or other 12b-1 plan;

  . Institutional Service Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures; and

  . Advisor Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. Advisor Shares also charge a sales load on purchases.

  .  Each class of shares has different exchange privileges.

  Distribution and shareholder servicing fees reduce a class's:

  .  Net income;

  .  Dividends; and

  .  NAV to the extent the portfolio has undistributed net income.

Dividend and Distribution Options

  There are three ways for shareholders to receive dividends and capital gains:

  . Income dividends and capital gains distributions are reinvested in additional shares at net asset value;

  . Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV; and

  .  Income dividends and capital gains distributions are paid in cash.

  Unless the shareholder elects otherwise in writing, all dividends and distributions will automatically be reinvested in additional shares of the Fund at NAV (as of the business day following the record date). Shareholders may change their dividend and distributions option by writing to the Fund at least three days before the record date for income dividend or capital gain distribution.

  Each portfolio sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.

Federal Taxes

  The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year so that it generally will be relieved of federal income and excise taxes. If the Fund were to fail to make sufficient distributions in a year, it would be subject to corporate income taxes and/or excise taxes. In addition, if the shortfall were large enough, the Fund could be disqualified as a regulated investment company. If the Fund were to fail to so qualify: (1) it would be taxed at regular corporate rates without any deduction for distributions to shareholder; and (2) its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

  A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

  Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

  As of April 30, 2000, the Fund has no capital loss carryovers.

Purchase, Redemption and Pricing of Shares

NET ASSET VALUE PER SHARE

Calculating NAV

  The purchase and redemption price of the shares of the Fund is equal to its NAV. The Fund calculates its NAV by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. For purposes of this calculation:

  . Liabilities include accrued expenses, dividends payable and other liabilities; and

  . Total assets include the market value of the securities held by the Fund, plus cash and other assets plus income accrued but not yet received.

  The Fund normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

How the Company Values it Assets

  Equity Securities

  Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against the U.S. dollar quoted by any major bank or by a broker.

  Debt Securities

  Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board determines that amortized cost reflects fair value.

  Other Assets

  The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Board.

PURCHASE OF SHARES

  Service Agents may enter confirmed purchase orders on behalf of their customers. To do so, the Service Agent must receive your investment order before the close of trading on the NYSE and must transmit it to the Fund before the close of its business day to receive that day's share price. The Fund must receive proper payment for the order by the time the Fund calculates its NAV on the following business day. Service Agents are responsible to their customers and the Company for timely transmission of all subscription and redemption requests, investment information, documentation and money.

  Shareholders can buy full and fractional (calculated to three decimal places) shares of the Fund. The Company will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

  The Company may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of the Fund's shares.

In-Kind Purchases

  At its discretion, the Company may permit shareholders to purchase shares of the Fund with securities, instead of cash. If the Company allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "How the Company Values it Assets" at the next determination of net asset value after acceptance. The Company will issue shares of the Fund at the NAV of the Fund determined as of the same time.

  The Company will only acquire securities through an in-kind purchase for investment and not for immediate resale. The Company will only accept in-kind purchases if the transaction meets the following conditions:

  .  The securities are eligible investments for the Fund;

  .  The securities have readily available market quotations;

  . The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise;

  . All dividends, interest, subscription, or other rights pertaining to such securities become the property of the Fund and are delivered to the Fund by the investor upon receipt from the issuer; and

  . Immediately after the transaction is complete, the value of all securities of the same issuer held by the Fund cannot exceed 5% of its net assets. This condition does not apply to U.S. government securities.

  Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.

REDEMPTION OF SHARES

  When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the Fund's investments.

By Mail

  Requests to redeem shares must include:

  .  Share certificates, if issued;

  . A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered;

  .  Any required signature guarantees (see "Signature Guarantees"); and

  . Any other necessary legal documents for estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

By Telephone

  Shareholders may not do the following by telephone:

  . Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in this manner, you must submit a written request signed by each shareholder, with each signature guaranteed.

  .  Redeem shares represented by a certificate.

  The Company and UAMSSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened and before effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The Company or UAMSSC may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Company or UAMSSC does not employ the procedures described above. Neither the Company nor UAMSSC will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Redemptions-In-Kind

  If the Board determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of securities received in payment of redemptions.

  The Company has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board may deem advisable; however, payment will be made wholly in cash unless the Board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If the Fund pays redemption proceeds with securities instead of cash, it will value such securities as set forth under "How the Company Values its Assets." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

Signature Guarantees

  The Company requires signature guarantees for certain types of documents, including:

  .  Written requests for redemption;

  . Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed; and

  .  On all stock certificates tendered for redemption.

  The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Company and its sub-transfer agent from fraud.

  The Company requires signature guarantees for the following redemptions:

  . Redemptions where the proceeds are to be sent to someone other than the registered shareowner(s);

  . Redemptions where the proceeds are to be sent to someplace other than the registered address; or

  . Share transfer requests.

  The Company will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. You can get a complete definition of eligible guarantor institutions by calling 1-877-826-5465. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

Other Redemption Information

  Normally, the Fund will pay for all shares redeemed under proper procedures within seven days after it received your request. However, the Fund will pay your redemption proceeds earlier as applicable law so requires.

  The Company may suspend redemption privileges or postpone the date of payment:

  .  When the NYSE and custodian bank are closed;

  .  When trading on the NYSE is restricted;

  . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets; or

  .  For such other periods as the Commission may permit.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

  The exchange privilege is only available with respect to UAM Funds that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Institutional Service Class shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

  Neither the Company nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The Board may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage other mutual funds in the UAM Funds Complex and their shareholders.

TRANSFER OF SHARES
--------------------------------------------------------------------------------

  Shareholders may transfer shares of the Fund to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.


Performance Calculations

  The Fund measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The Fund calculates its current yield and average annual total return information according to the methods required by the SEC.

TOTAL RETURN
--------------------------------------------------------------------------------

  Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

  The Fund's average annual total return is calculated by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable expenses on an annual basis. Since Adviser Class Shares and Institutional Service Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

  Total return is calculated according to the following formula:
     P (1 + T)/n/ = ERV

     Where:

     P    =   a hypothetical initial payment of $1,000

     T    =   average annual total return

     N    =   number of years

     ERV  =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

  The table lists the Fund's average annual returns for the one-year period ended April 30, 2000 and the period from the Fund's inception date through April 30, 2000.

          One Year       Five Years     Since Inception      Inception Date
---------------------------------------------------------------------------
           49.49%           N/A             48.24%               9/10/98

YIELD
--------------------------------------------------------------------------------

  Yield refers to the income generated by an investment in the Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all mutual funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

  The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Adviser Class Shares and Institutional Service Class Shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.

  Yield is obtained using the following formula:

     Yield = 2[((a-b)/(cd)+1)/6/-1]

     Where:

     a =  dividends and interest earned during the period

     b =  expenses accrued for the period (net of reimbursements)

     c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

     d =  the maximum offering price per share on the last day of the period.

COMPARISONS
--------------------------------------------------------------------------------

  The Fund's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further described in this SAI. This information may also be included in sales literature and advertising.

  To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Company or the Fund may discuss various measures of performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. Please see "Comparative Benchmarks" for publications, indices and averages that may be used.

  In assessing such comparisons of performance, an investor should keep in mind:

  . That the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Fund;

  .  That the indices and averages are generally unmanaged;

  . That the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance; and

  .  That shareholders cannot invest directly in such indices or averages.

  In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

Financial Statements

  The following documents are included in the Fund's April 30, 2000 Annual
  Report:

  .  Financial statements for the fiscal year ended April 30, 2000;

  .  Financial highlights for the respective periods presented; and

  .  The report of PricewaterhouseCoopers LLP.

  Each of the above-referenced documents is incorporated by reference into this SAI. However, no other parts of the Fund's Annual Report is incorporated by reference herein. Shareholders may get copies of the Fund's Annual Report free of charge by calling the UAM Funds at the telephone number appearing on the front page of this SAI.

Glossary

  All terms that this SAI does not otherwise define, have the same meaning in the SAI as they do in the prospectus of the Fund.

  1933 Act means the Securities Act of 1933, as amended.

  1934 Act means the Securities Exchange Act of 1934, as amended.

  1940 Act means the Investment Company Act of 1940, as amended.

  Adviser means the investment adviser of the Fund.

  Board Member refers to a single member of the Company's Board.

  Board refers to the Company's Board of Trustees as a group.

  Company refers to UAM Funds Trust.

  Independent Board Member refers Board Members that are not Interested Board Members.

  Interested Board Member refers to an "interested person" (as defined by the 1940 Act) of the Company. A Board Member may by an interested person of the Company because they are affiliated with one of the Company's investment advisers, United Asset Management Corporation or the Company's principal underwriter.

  NAV is the net asset value per share of the Fund.

  NYSE is the New York Stock Exchange. Also known as "The Exchange" or "The Big Board."

  Fund refers to the Pell Rudman Mid-Cap Growth Portfolio, which is a series of the Company.

  SEC is the Securities and Exchange Commission. The SEC is the federal agency that administers most of the federal securities laws in the United States. In particular, the SEC administers the 1933 Act, the 1940 Act and the 1934 Act.

  SEI is SEI Investments Mutual Funds Services, the Company's sub-administrator.

  UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Inc. II and all of their portfolios.

  UAM is United Asset Management Corporation.

  UAMFDI is UAM Fund Distributors, Inc., the Company's principal underwriter.

  UAMFSI is UAM Fund Services, Inc., the Company's administrator.

  UAMSSC is UAM Fund Shareholder Servicing Center, Inc., the Company's sub-shareholder-servicing agent.


Bond Ratings

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Preferred Stock Ratings

   aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

   aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

   a An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

   baa An issue that is rated "baa" is considered to be a medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

   ba An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

   b An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

   caa An issue that is rated "caa" if of poor standing. Such issues may be in default or there may be other elements of danger with respect to principal or interest.

   ca An issue that is rated "ca" is speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   c           This is the lowest rated class of preferred or preference stock.
               Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

   plus(+) or  Moody's applies numerical modifiers 1, 2, and 3 in each rating minus(-) classification: the modifier 1indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Debt Ratings - Taxable Debt & Deposits Globally

   Aaa         Bonds that are rated Aaa are judged to be of the best quality.
               They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

   A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

   Baa Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba          Bonds that are rated Ba are judged to have speculative elements;
               their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


   Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   Con. (...)  (This rating applies only to U.S. Tax-Exempt Municipals) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction,
               (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


  Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Prime Rating System - Taxable Debt & Deposits Globally

  Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

  Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                  .  Leading market positions in well-established industries.

                  . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                  . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  . Well-established access to a range of financial markets and assured sources of alternate liquidity.

  Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  Not Prime    Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Services
--------------------------------------------------------------------------------


Long-Term Issue Credit Ratings

  Issue credit ratings are based, in varying degrees, on the following considerations:

  1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

  2. Nature of and provisions of the obligation;

  3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

  AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

  AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

  A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

  BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

  Obligations rated 'BB,' 'B,' 'CCC,' 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.


  BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

  B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

  CCC An obligation rated 'CCC' is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

  CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.

  C A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to non-payment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

  D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

  N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy. Debt obligations of issues outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor and do not take into account currency exchange and related uncertainties.

  Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

  A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

  A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

  A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

  B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

  C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

  D A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


Local Currency and Foreign Currency Risks

  Country risks considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identity those instances where sovereign risks make them different for the same issuer.

FITCH RATINGS
--------------------------------------------------------------------------------

International Long-Term Credit Ratings

  Investment Grade

  AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

  AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

  A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

  BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

  Speculative Grade

  BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

  B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

  CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

International Short-Term Credit Ratings




   F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

   F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

   F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

   B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

   C High default risk. Default is a real possibility. Capacity for meeting financial commitments that is highly uncertain and solely reliant upon a sustained, favorable business and economic environment.

   D                Default.  Denotes actual or imminent payment default.



Notes

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC,' or to short-term ratings other than `F1.'

`NR'  indicates that Fitch does not rate the issuer or issue in question.

`Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

Comparative Benchmarks

CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

  Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

  Dow Jones Industrial Average - a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

  Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper, Inc., Morningstar, Inc., The New York Times, Personal Investor, The Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

  Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.

  IBC's Money Fund Average/All Taxable Index - an average of all major money market fund yields, published weekly for 7- and 30-day yields.

  IFC Investable Composite Index - an unmanaged market capitalization-weighted index maintained by the International Finance Corporation. This index consists of over 890 companies in 26 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

  Lehman Brothers Indices:
  ------------------------

  Lehman Brothers Aggregate Bond Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issues of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $150 million.

  Lehman Brothers Credit Bond Index - an unmanaged index of all publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, nonconvertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

  Lehman Brothers Government Bond Index - an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

  Lehman Brothers Government/Corporate Bond Index - an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee
  bonds.   All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $150 million. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

  Lehman Brothers High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, nonconvertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

  Lehman Brothers Intermediate Government/Corporate Index - an unmanaged fixed income, market value-weighted index that combines the Lehman Brothers Government Bond Index (intermediate-term sub-index) and Lehman Corporate Bond Index (intermediate-term sub-index).

  Lehman Brothers Mortgage-Backed Securities Index - an unmanaged index of all fixed-rate securities backed by mortgage pools of Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).

  Lipper, Inc./Lipper Indices/Lipper Averages
  -------------------------------------------

  The Lipper Indices are equally weighted indices for typically the 30 largest mutual funds within their respective portfolio investment objectives. The indices are currently grouped in six categories: U.S. Diversified Equity with 12 indices; Equity with 27 indices, Taxable Fixed-Income with 20 indices, Tax-Exempt Fixed-Income with 28 indices, Closed-End Funds with 16 indices, and Variable Annuity Funds with 18 indices.

  In September, 1999, Lipper, Inc. introduced its new portfolio-based mutual fund classification method in which peer comparisons are based upon characteristics of the specific stocks in the underlying funds, rather than upon a broader investment objective stated in a prospectus. Certain of Lipper, Inc.'s classifications for general equity funds' investment objectives were changed while other equity objectives remain unchanged. Changing investment objectives include Capital Appreciation Funds, Growth Funds, Mid-Cap Funds, Small-Cap Funds, Micro-Cap Funds, Growth & Income Funds, and Equity Income Funds. Unchanged investment objectives include Sector Equity Funds, World Equity Funds, Mixed Equity Funds, and certain other funds including all Fixed Income Funds and S&P(R) Index Funds.

  Criteria for the Lipper Indices are: 1) component funds are largest in group;
  2) number of component funds remains the same (30); 3) component funds are defined annually; 4) can be linked historically; and 5) are used as a benchmark for fund performance.

  Criteria for the Lipper Averages are: 1) includes all funds in the group in existence for the period; 2) number of component funds always changes; 3) universes are dynamic due to revisions for new funds, mergers, liquidations, etc.; and 4) will be inaccurate if historical averages are linked.

  Certain Lipper, Inc. indices/averages used by the UAM Funds may include, but are not limited to, the following:

  Lipper Short-Intermediate Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of one to five years or less. (Taxable Fixed-Income category)

  Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. (Equity category)

  Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities. (Equity category)

  Lipper Equity Mid Cap Fund Index - an unmanaged index of funds that by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. (Equity category)

  Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase. (Equity category)

  Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size which invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. (Equity category)

  Lipper Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

  Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).

  Merrill Lynch 1-3 Year Treasury Index - an unmanaged index composed of U.S. treasury securities with maturities from 1 to 3 years.


  Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

  Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

  NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs.


  Nikkei Stock Average - a price weighted index of 225 selected leading stocks listed on the First Section of the Tokyo Stock Exchange.

  New York Stock Exchange composite or component indices -- capitalization-weighted unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

  Russell U.S. Equity Indices:
  ----------------------------

  Russell 3000(R) Index - measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

  Russell 1000(R) Index - an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

  Russell 2000(R) Index -- an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

  Russell Top 200(TM) Index - measures the performance of the 200 largest companies in the Russell 1000 Index, which represents approximately 74% of the total market capitalization of the Russell 1000 Index.

  Russell Mid-Cap(TM) Index -- measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

  Russell 2500(TM) Index - an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

  Russell 3000(R) Growth Index - measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indices.

  Russell 3000(R) Value Index - measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indices.

  Russell 1000(R) Growth Index - measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

  Russell 1000(R) Value Index - measures the performance of those Russell 1000 with lower price-to-book ratios and lower forecasted growth values.

  Russell 2000(R) Growth Index - measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

  Russell 2000(R) Value Index - measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

  Russell Top 200(TM) Growth Index - measures the performance of those Russell Top 200 companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

  Russell Top 200(TM) Value Index - measures the performance of those Russell Top 200 companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

  Russell Midcap(TM) Growth Index - measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

  Russell Midcap(TM) Value Index - measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

  Russell 2500(TM) Growth Index - measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

  Russell 2500(TM) Value Index - measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

  Ryan Labs 5 Year GIC Master Index - an arithmetic mean of market rates of $1 million GIC contracts held for five years. The market rates are representative of a diversified, investment grade portfolio of contracts issued by credit worthy insurance companies. The index is unmanaged and does not reflect any transaction costs. Direct investment in the index is not possible.

  Standard & Poor's U.S. Indices:
  -------------------------------

  In October, 1999, Standard & Poor's and Morgan Stanley Capital International launched a new global industry classification standard consisting of 10 economic sectors aggregated from 23 industry groups, 59 industries, and 123 sub-industries covering almost 6,000 companies globally. The new classification standard will be used with all of their respective indices. Features of the new classification include 10 economic sectors, rather than the 11 S&P currently uses. Sector and industry gradations are less severe. Rather than jumping from 11 sectors to 115 industries under the former S&P system, the new system progresses from 10 sectors through 23 industry groups, 50 industries and 123 sub-industries.

  S&P 500 Index - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks. Widely regarded as the standard for measuring large-cap U.S. stock market performance. It is used by 97% of U.S. money managers and pension plan sponsors. More than $1 trillion is indexed to the S&P 500.

  S&P MidCap 400 Index -- consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value. It is used by over 95% of U.S. managers and pension plan sponsors. More than $25 billion is indexed to the S&P MidCap 400.

  S&P SmallCap 600 Index - an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors. It is gaining wide acceptance as the preferred benchmark for both active and passive management due to its low turnover and greater liquidity. Approximately $8 billion is indexed to the S&P SmallCap 600.

  S&P SuperComposite 1500 - combines the S&P 500, MidCap 400, and SmallCap 600 indices, representing 87% of the total U.S. equity market capitalization.

  S&P 100 Index - known by its ticker symbol OEX, this index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue chip stocks across diverse industry groups.

  S&P/BARRA Growth and Value Indices - are constructed by grouping the securities in the S&P 500 Index according to price-to-book ratio. The Value index contains the companies with the lower price-to-book ratios; while the companies with the higher price-to-book ratios are contained in the Growth index.

  S&P REIT Composite Index - launched in 1997, this benchmark tracks the market performance of U.S. Real Estate Investment Trusts, known as REITS. The REIT Composite consists of 100 REITs chosen for their liquidity and importance in representing a diversified real estate Fund. The Index covers over 80% of the securitized U.S. real estate market.

  S&P Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

  Standard & Poor's CANADA Indices:
  ---------------------------------

  S&P/TSE Canadian MidCap Index - measures the performance of the mid-size company segment of the Canadian equity market.

  S&P/TSE Canadian SmallCap Index - Measures the small company segment of the Canadian equity market.

  Standard & Poor's Global Indices:
  ---------------------------------

  S&P Global 1200 Index - aims to provide investors with an investable Fund. This index, which covers 29 countries and consists of seven regional components, offers global investors an easily accessible, tradable set of stocks and particularly suits the new generation of index products, such as exchange-traded funds (ETFs).

  S&P Euro and S&P Euro Plus Indices - the S&P Euro Index covers the Eurobloc countries; the Euro Plus Index includes the Euro markets as well as Denmark, Norway, Sweden and Switzerland. The S&P Euro Plus Index contains 200 constituents, and the S&P Euro Index, a subset of Euro Plus, contains 160 constituents. Both indices provide geographic and economic diversity over 11 industry sectors.

  S&P/TSE 60 Index - developed with the Toronto Stock Exchange, is designed as the new Canadian large cap benchmark and will ultimately replace the Toronto 35 and the TSE 100.

  S&P/TOPIX 150 - includes 150 highly liquid securities selected from each major sector of the Tokyo market. It is designed specifically to give portfolio managers and derivative traders an index that is broad enough to provide representation of the market, but narrow enough to ensure liquidity.

  S&P Asia Pacific 100 Index - includes highly liquid securities from each major economic sector of major Asia-Pacific equity markets. Seven countries -- Australia, Hong Kong, Korea, Malaysia, New Zealand, Singapore, and Taiwan -- are represented in the new index.

  S&P Latin America 40 Index - part of the S&P Global 1200 Index, includes highly liquid securities from major economic sectors of Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the new index.

  S&P United Kingdom 150 Index - includes 150 highly liquid securities selected from each of the new S&P sectors. The S&P UK 150 is designed to be broad enough to provide representation of the market, but narrow enough to ensure liquidity.

  Salomon Smith Barney Global excluding U.S. Equity Index - an unmanaged index comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

  Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities of one year or greater, but less than three years.

  Salomon Smith Barney Three-Month T-Bill Average -- the average for all treasury bills for the previous three-month period.

  Salomon Smith Barney Three-Month U.S. Treasury Bill Index - a return equivalent yield average based on the last three 3-month Treasury bill issues.

  Savings and Loan Historical Interest Rates -- as published by the U.S. Savings and Loan League Fact Book.

  Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. treasury bills and inflation.

  Target Large Company Value Index - an index comprised of large companies with market capitalizations currently extending down to approximately $1.9 billion that are monitored using a variety of relative value criteria in order to capture the most attractive value opportunities available. A high quality profile is required and companies undergoing adverse financial pressures are eliminated.

  U.S. Three-Month Treasury Bill Average - the average return for all treasury bills for the previous three month period.

  Value Line Composite Index -- composed of over 1,600 stocks in the Value Line Investment Survey.

  Wilshire Real Estate Securities Index - a market capitalization-weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The index is used by the institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison.

  Wilshire REIT Index - includes 112 real estate investment trusts (REITs) but excludes seven real estate operating companies that are included in the Wilshire Real Estate Securities Index.

  Note: With respect to the comparative measures of performance for equity securities described herein, comparisons of performance assume reinvestment of dividends, except as otherwise stated.

                            UAM Funds
                            Funds for the Informed Investorsm

PIC Twenty Portfolio

Institutional Class Shares Prospectus                       August 28, 2000





                                 [LOGO OF UAM]

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 Table Of Contents


Fund Summary..................................................................1


 What is the Fund's Objective?................................................1
 What are the Fund's Principal Investment Strategies?.........................1
 What are the Fund's Principal Risks?.........................................2
 How Has the Fund Performed?..................................................3
 What are the Fund's Fees and Expenses?.......................................3


Investing with the UAM Funds..................................................5


 Buying Shares................................................................5
 Redeeming Shares.............................................................6
 Exchanging Shares............................................................8
 Transaction Policies.........................................................8
 Account Policies............................................................10


Additional Information About the Fund........................................12


 Other Investment Practices and Strategies...................................12
 Investment Management.......................................................13
 Shareholder Servicing Arrangements..........................................14


Financial Highlights.........................................................16

 Fund Summary


WHAT IS THE FUND'S OBJECTIVE?
-------------------------------------------------------------------------------

  The fund seeks long-term growth of capital. The fund may change its objec-tive without shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
-------------------------------------------------------------------------------

In What Types of Securities does the Fund Invest?

  Normally, the fund invests in approximately 20-30 stocks selected primar-ily from the stocks contained within the S&P/BARRA Growth and Russell 1000 Growth Indices. The fund may also invest in companies contained within the S&P/BARRA Value and Russell 1000 Value Indices. The fund primarily empha-sizes large companies (i.e., companies with market capitalizations of $5 billion or greater at the time of purchase). Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible se-curities, rights and warrants.

How Does the Adviser Select Securities for the Fund?

  The adviser narrows the fund's investment universe of potential invest-ments to develop a watch list of approximately 350 names by screening for:

  . Large companies (i.e., companies with market capitalization of $5 bil-lion or greater at the time of purchase);

  . Companies that meet its revenue and earnings growth expectations (nor-mally exceeding the average revenue and earnings growth expectations for the market on which the security is primarily traded); and

  . Companies that the adviser believes possess superior financial charac-teristics relative to the company's competitors/peers and that of the market on which the security is primarily traded.

  Through further research employing technical and fundamental screens, com-pany contact and communication with other research firms, the adviser de-velops a buy list of no more than 60 stocks. Using a "bottom-up" security selection process (i.e., focusing on individual stocks rather than indus-tries or sectors) the adviser searches for companies:

  . Possessing at least one catalyst for growth, such as new products, ex-ploiting demographic trends, proprietary products, gaining market share and/or a changing cost structure in order to attain or maintain very strong earnings per share growth;

  .   Where management owns a significant portion of the company's stock;
      and

  . Having strong management goals and growth plans supported by stringent controls and a commitment to enhancing shareholder value.

  Finally, the adviser conducts regular meetings of its Fund Management Team, during which the team reviews individual security holdings and weightings, proposed new purchases and sales, sector weights, and perfor-mance attribution. The team evaluates a number of key economic and market criteria, and assesses the current environment for equity investments to help confirm its analysts' stock recommendations. The adviser then focuses the assets of the fund on its best investment ideas.

  The adviser considers selling a stock when:

  . The stock reaches its target price, which is set by the adviser based on an analysis of relative price/earnings ratios;

  . The stock's price fails to meet the adviser's expectations or experi-ences a 15% or more decline from a recent high, or its purchase price;

  . The adviser notices a fundamental change in the company's outlook, such as a pre-announced earnings or revenue short-fall, problems with suppliers, large order cancellations, product regulatory approval and changes in company management; or

  . The adviser identifies a more attractive alternative based on the ad-viser's investment criteria.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
-------------------------------------------------------------------------------

  As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or be-cause the adviser did not implement its strategy properly. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

  As with all equity funds, the risks that could affect the value of the fund's shares and the total return on your investment include the possi-bility that the equity securities held by the fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a spe-cific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vul-nerable to adverse developments than larger companies.

  Since the fund is not diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Diversifying a mutual fund's investment can reduce the risks of investing by limiting the amount of money it invests in any one issuer. Therefore, being non-diversified may cause the value of the fund's shares to be more sensitive to changes in the market value of a single issuer relative to diversified mutual funds.

HOW HAS THE FUND PERFORMED?
-------------------------------------------------------------------------------

  The portfolio has not presented a bar chart or performance table because it has been in existence for less than one year.

WHAT ARE THE FUND'S FEES AND EXPENSES?
-------------------------------------------------------------------------------

Shareholder Transaction Fees (fees paid directly from your investment)

  The fund is a no-load investment, which means there are no fees or charges to buy or sell its shares, to reinvest dividends or to exchange into other UAM Funds.

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

  The fund does have annual operating expenses and as a shareholder you pay them indirectly. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

  --------------------------------------------
   Management Fees                       0.90%
  --------------------------------------------
   Other Expenses*                       0.95%
  --------------------------------------------
   Total Annual Fund Operating Expenses  1.85%

  * "Other Expenses" presented in the table above may be higher than the ex-penses you would actually pay as a shareholder in the fund because the adviser has voluntarily agreed to limit the expenses of the fund to the extent necessary to keep its total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.30% of its average daily net assets. The adviser may change or cancel its expense limitation at any time. In addition, "Other Expenses" do not take into account any expense offset arrangement the fund may have that would reduce its custodian fee based on the amount of cash the fund maintains with its custodian. This would also have the effect of reduc-ing the fund's expenses.

Example

  This example can help you to compare the cost of investing in the fund to the cost of investing in other mutual funds. The example assumes you in-vest $10,000 in the fund for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year                3 Years                           5 Years                           10 Years
  ---------------------------------------------------------------------------------------------------
    $188                  $582                             $1,001                             $2,169

 Investing with the UAM Funds


BUYING SHARES
-------------------------------------------------------------------------------

By Mail

  You can open an account with the fund by sending a check or money order and your account application to the UAM Funds. You should make your check or money order payable to the "UAM Funds." The UAM Funds do not accept third-party checks. You can add to an existing account by sending a check and, if possible, the "Invest by Mail" stub that accompanied your state-ment to the UAM Funds. Be sure your check identifies clearly your name, your account number and the fund name.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

  Express Mail Address

  UAM Funds
  210 West 10th Street
  Kansas City, MO 64105

By Wire

  To open an account by wire, first call 1-877-826-5465 for an account num-ber and wire control number. Next, send your completed account application to the UAM Funds. Finally, wire your money using the wiring instructions set forth below. To add to an existing account by wire, call 1-877-826-5465 to get a wire control number and wire your money to the UAM Funds.

  Wiring Instructions

  United Missouri Bank
  ABA # 101000695
  UAM Funds
  DDA Acct. # 9870964163
  Ref: fund name/account number/
  account name/wire control number

By Automatic Investment Plan (Via Automated Clearing House or ACH)

  You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a com-pleted application to the UAM Funds. To cancel or change a plan, write to the UAM Funds. Allow up to 15 days to create the plan and 3 days to cancel or change it.

Minimum Investments

  You can open an account with the fund with a minimum initial investment of $2,500 ($500 for individual retirement accounts (IRAs) and $250 for Spousal IRAs). You can buy additional shares for as little as $100.

Fund Codes

  The fund's reference information, which is listed below, will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily net asset value per share (NAV) or get additional information.

     Trading
     Symbol                            CUSIP                                               Fund Code
  --------------------------------------------------------------------------------------------------
      PICTX                          902556737                                                788

Rights Reserved by the UAM Funds

  At any time and without notice, the UAM Funds may:

  .Stop offering shares;

  .Reject any purchase order; or

  . Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting management and by increasing expenses.)

REDEEMING SHARES
-------------------------------------------------------------------------------

By Mail

  Send a letter to the UAM Funds specifying:

  .The fund name;

  .The account number;

  .The dollar amount or number of shares you wish to redeem;

  .The account name(s); and

  .The address.

  All registered share owner(s) in the exact name(s) and any special capac-ity in which they are registered must sign the letter.

  Certain shareholders may need to include additional documents to redeem shares. Please see the Statement of Additional Information (SAI) if you need more information.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

By Telephone

  You may redeem shares over the phone by calling 1-877-826-5465. To partic-ipate in this service and to receive your redemptions by wire, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Online

  You can redeem shares on the Internet at www.uam.com. For login informa-tion, including your personal identification number (PIN), please call 1-877-826-5465.

By Systematic Withdrawal Plan (Via ACH)

  If your account balance is at least $10,000, you may transfer as little as $100 per month from your UAM Funds account to another financial institu-tion. To participate in this service, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Payment of Redemption Proceeds

  Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file). The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form.

  The UAM Funds may require that a bank or member firm of a national securi-ties exchange guarantee signatures. A notary public cannot guarantee a signature. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the UAM Funds may require a share-holder to furnish additional legal documents to insure proper authorization.

  If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date. You may avoid these delays by paying for shares with a certified check, bank check or money order.

Rights Reserved by the UAM Funds

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the New York Stock Exchange is restricted; or

  . The Securities and Exchange Commission allows the UAM Funds to delay redemptions.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. You can also exchange shares of the UAM Funds on the Internet at www.uam.com. For login information, including your personal identification number (PIN), please call 1-877-826-5465. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

Rights Reserved by the UAM Funds

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders;

  .   Reject any request for an exchange; or

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund on each day the New York Stock Exchange is open at a price equal to its NAV next computed af-ter it receives and accepts your order. NAVs are calculated as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. East-ern Time). Therefore, to receive the NAV on any given day, the UAM Funds must accept your order before the close of trading on the New York Stock Exchange that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following business day.

  Since securities that are traded on foreign exchanges may trade on days when the New York Stock Exchange is closed, the value of a UAM Fund may change on days when you are unable to purchase or redeem shares.

  The UAM Funds calculate their NAVs by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use current market prices to value their investments. However, the UAM Funds may value investments at fair value when market prices are not readily available or when events oc-cur that make established valuation methods (such as stock exchange clos-ing prices) unreliable. The UAM Funds will determine an investment's fair value according to methods established by the Board. The UAM Funds value debt securities that are purchased with remaining maturi-ties of 60 days or less at amortized cost, which approximates market val-ue. The UAM Funds may use a pricing service to value some of their assets, such as debt securities or foreign securities.

Buying or Selling Shares through a Financial Intermediary

  You may buy or sell shares of the UAM Funds through a financial intermedi-ary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must re-ceive your order before the close of trading on the New York Stock Ex-change that day. Your financial intermediary is responsible for transmit-ting all purchase and redemption requests, investment information, docu-mentation and money to the UAM Funds on time. Your financial intermediary may charge additional transaction fees for its services.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

In-Kind Transactions

  Under certain conditions and at the UAM Funds' discretion, you may pay for shares of a UAM Fund with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities in-stead of cash.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine. The UAM Funds will not be re-sponsible for any loss, liability, cost or expense for following instruc-tions received by telephone reasonably believed to be genuine.

 Account Policies


SMALL ACCOUNTS
-------------------------------------------------------------------------------

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts; or

  . When the value of your account falls because of market fluctuations and not your redemptions.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

DISTRIBUTIONS
-------------------------------------------------------------------------------

  Normally, the fund distributes its net investment income and its net capi-tal gains at least once a year. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the fund, unless you elect on your account application to receive them in cash.

FEDERAL TAXES
-------------------------------------------------------------------------------

  The following is a summary of the federal income tax consequences of in-vesting in the fund. This summary does not apply to shares held in an in-dividual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such ac-counts may, however, be taxable at some time in the future. You should al-ways consult your tax advisor for specific guidance regarding the tax ef-fect of your investment in the UAM Funds.

  Taxes on Distributions Distributions of the fund will generally be taxable to shareholders as ordinary income or capital gains. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The amount of tax you may pay on a distribution will be based on the amount of time the fund held its investments, not how long you held your shares. Dividends and distribu-tions of short-term capital gains (capital gains relating to securities held for twelve months or less) are generally taxable at the same rate as ordinary income. Distributions of long-term capital gains (capital gains relating to securities held for more than twelve months) are generally taxable as long-term capital gains. Once a year UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying a dividend" and should be avoided.

  The fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the fund receives from U.S. corpora-tions may be eligible for the corporate dividends-received deduction, sub-ject to certain holding period requirements and financing limitations.

  If the fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the fund received from sources in foreign countries. The fund may elect to treat some of those taxes as a distribution to shareholders, which would allow share-holders to offset some of their U.S. federal income tax.

  Taxes on Exchanges and Redemptions When you exchange or redeem shares in the fund, you may recognize a capital gain or loss for federal tax purpos-es. This gain or loss will be based on the difference between the cost of your shares (tax basis) and the amount you receive for them. To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.

  Generally, your gain or loss will be long-term or short-term depending on whether your holding period exceeds 12 months. However, any loss you real-ize on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions you received on the shares.

  Backup Withholding By law, the fund must withhold 31% of your distribu-tions and redemption proceeds if you fail (i) to provide complete, correct taxpayer information, (ii) to properly include on your return payments of taxable interest or dividends, or (iii) to certify to the fund that you are not subject to back-up withholding when required to do so or that you are an "exempt recipient."

State and Local Taxes

  You may also have to pay state and local taxes on distributions and re-demptions. However, state taxes may not apply to portions of distributions that are attributable to interest on federal securities. As mentioned above, you should always consult your tax advisor for specific guidance regarding the tax effect of your investment in the fund.

 Additional Information About the Fund


OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to its principal investment strategies, the fund may use the investment strategies described below. The fund may also employ investment practices that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concern-ing any of the fund's investment practices and its risks, you should read the SAI.

Derivatives

  The fund may invest in derivatives, a category of investments that in-cludes forward foreign currency exchange contracts, futures, options and swaps to protect its investments against changes resulting from market conditions (a practice called "hedging"), to reduce transaction costs or to manage cash flows. Forward foreign currency exchange contracts, futures and options are called derivatives because their value is based on an un-derlying asset or economic factor. Derivatives are often more volatile than other investments and may magnify the fund's gains or losses. There are various factors that affect the fund's ability to achieve its objec-tives with derivatives. Successful use of a derivative depends on the de-gree to which prices of the underlying assets correlate with price move-ments in the derivatives the fund buys or sells. The fund could be nega-tively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

Foreign Securities

  The fund may invest in securities of companies located outside of the United States, American Depositary Receipts, European Depositary Receipts and other similar global instruments. When the fund invests in foreign se-curities, it will be subject to risks not typically associated with domes-tic securities. Foreign investments, especially those of companies in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for the fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less devel-oped.

Short-Term Investing

  At times, the adviser may decide to invest up to 100% of the fund's assets in a variety of high-quality, short-term debt securities, such as U.S. government securities. The adviser may invest in these types of securities for temporary defensive purposes, to earn a return on uninvested assets or to meet redemptions. The adviser may temporarily adopt a defensive posi-tion to reduce changes in the value of the shares of the fund that may re-sult from adverse market, economic, political or other developments. When the adviser pursues a temporary defensive strategy, the fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the fund from achieving its stated objectives.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Provident Investment Counsel (PIC), located at 300 North Lake Avenue, Pas-adena, California 91101, is the investment adviser to the fund. The ad-viser manages and supervises the investment of the fund's assets on a dis-cretionary basis. The adviser, an affiliate of United Asset Management Corporation, has provided investment management services to a variety of investors since 1951.

  The fund has agreed to pay the adviser a management fee equal to 0.90% of the fund's average net asset. In addition, the adviser has voluntarily agreed to limit the total expenses of the fund to 1.30% of the fund's av-erage net assets. To maintain this expense limit, the adviser may waive a portion of its management fee and/or reimburse certain expenses of the fund. The adviser intends to continue its expense limitation until further notice, but may discontinue it at any time.

  During its most recent fiscal year, the fund paid 0.35% of its average net assets in advisory fees to the adviser.

Portfolio Managers

  A team of the adviser's investment professionals has primary responsibil-ity for the day-to-day management of the fund.

Adviser's Historical Performance

  The adviser manages separate accounts that have the same investment objec-tives as the portfolio. The adviser manages these accounts using tech-niques and strategies substantially similar, though not always identical, to those used to manage the portfolio. A composite of the performance of these separate accounts is listed below. The performance data for the man-aged accounts does not reflect deductions for fees and expenses. All fees and expenses of the separate accounts were less than the operating ex-penses of the portfolio. If the performance of the managed accounts was adjusted to reflect the fees and expenses of the portfolio, the compos-ite's performance would have been lower.

  The adviser calculated its performance using the standards of the Associa-tion for Investment Management and Research. Had the adviser calculated its performance using the SEC's methods, it results might have differed.

  The separately managed accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the In-vestment Company Act of 1940 and the Internal Revenue Code. If they were, their returns might have been lower. The performance of these separate ac-counts is not intended to predict or suggest the performance of the port-folio.

                                          PIC Concentrated
                                           Growth Equity
   Returns for Periods Ended 6/30/00         Composite*    S&P 500 Index
  ----------------------------------------------------------------------
   Current quarter                             -7.55%          -2.66%
  ----------------------------------------------------------------------
   Year to date                                -2.71%          -0.42%
  ----------------------------------------------------------------------
   1 Year                                      22.42%           7.24%
  ----------------------------------------------------------------------
   3-years (annualized)                        30.36%          19.67%
  ----------------------------------------------------------------------
   Since Inception (1/1/96) (annualized)       32.63%          23.03%

  Source: Provident Investment Counsel

  * During the period shown (1/1/96-6/30/00) the adviser's average annual management fee was 0.8357%. The adviser's composite has not been audit-ed.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Brokers, dealers, banks, trust companies and other financial representa-tives may receive compensation from the fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

  For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the fund that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the fund. In addition, your financial representatives may charge you other ac-count fees for buying or redeeming shares of the fund or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

  The fund may pay all or part of the fees paid to financial representa-tives. Periodically, the UAM Funds' board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The fund does not pay these service fees on shares purchased directly. In ad-dition, the adviser and its affiliates may, at their own expense, pay fi-nancial representatives for these services.

  The adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with re-spect to the fund. The adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the fund.

 Financial Highlights


  The financial highlights table is intended to help you understand the fi-nancial performance of the fund for the fiscal period indicated. Certain information contained in the table reflects the financial results for a single share. The total return in the table represents the rate that an investor would have earned on an investment in the fund assuming all divi-dends and distributions were reinvested. PricewaterhouseCoopers LLP has audited this information. The financial statements and the unqualified opinion of PricewaterhouseCoopers LLP are included in the annual report of the fund, which is available upon request by calling the UAM Funds at 1-877-826-5465.

   Period Ended April 30,      2000#
  --------------------------------------
   Net Asset Value,
   Beginning of Period        $10.00
   Income from Investment
   Operations:
   Net Investment Income       (0.02)
   Net Realized and
    Unrealized Gain (Loss)     (0.37)
    Total From Investment
     Operations                (0.39)
   Net Asset Value, End of
   Period                      $9.61
   Total Return+               (3.90)%++
   Ratios and Supplemental
   Data
   Net Assets, End of
    Period (Thousands)       $31,309
   Ratio of Expenses to
    Average Net Assets          1.31%*
   Ratio of Net Investment
    Income to Average Net
    Assets                     (0.57)%*
   Portfolio Turnover Rate        80%

  # For the period from December 29, 1999 (commencement of operations), through April 30, 2000.
  *  Annualized
  ++ Not annualized
  + Total return would have been lower had certain fees not been waived and certain expenses not been assumed by the adviser during the period.

PIC Twenty Portfolio

  Investors who want more information about the fund should read the fund's annual/semi-annual reports and the fund's statement of additional informa-tion. The annual/semi-annual reports of the fund provide additional infor-mation about its investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the fund during the last fiscal year. The statement of additional information contains additional detailed in-formation about the fund and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of the statement of additional informa-tion, shareholder reports and other information about the UAM Funds and can make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com

  You can review and copy information about the fund (including the statement of additional information) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

  Investment Company Act of 1940 file number: 811-8544.

                                 [LOGO OF UAM]

                                UAM Funds Trust
                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)











                             PIC Twenty Portfolio
                              Institutional Class


                      Statement of Additional Information
                                August 28, 2000

This statement of additional information is not a prospectus. However, you should read it in conjunction with the prospectus of the Fund dated August 28, 2000, as supplemented from time to time. You may obtain the Fund's prospectus by contacting the UAM Funds at the address listed above.

The audited financial statements of the Fund and the related report of PricewaterhouseCoopers LLP, independent accountants of the Fund, are incorporated herein by reference in the section called "Financial Statements." No other portions of the annual report are incorporated by reference.

Table Of Contents

Description of Permitted Investments......................................     1
   Borrowing..............................................................     1
   Debt Securities........................................................     1
   Derivatives............................................................     7
   Equity Securities......................................................    15
   Foreign Securities.....................................................    17
   Investment Companies...................................................    21
   Repurchase Agreements..................................................    21
   Restricted Securities..................................................    21
   Securities Lending.....................................................    22
   Short Sales............................................................    22
   When Issued Transactions...............................................    23
Investment Policies of the Fund...........................................    23
Management of the Company.................................................    24
   Board Members..........................................................    25
   Officers...............................................................    26
Principal Shareholders....................................................    27
Investment Advisory and Other Services....................................    28
   Investment Adviser.....................................................    28
   Distributor............................................................    29
   Shareholder Servicing Arrangements.....................................    29
   Administrative Services................................................    29
   Custodian..............................................................    31
   Independent Accountants................................................    31
   Code of Ethics.........................................................    31
Brokerage Allocation and Other Practices..................................    31
   Selection of Brokers...................................................    31
   Simultaneous Transactions..............................................    32
   Brokerage Commissions..................................................    32
Capital Stock and Other Securities........................................    32
Purchase, Redemption and Pricing of Shares................................    34
   Net Asset Value Per Share..............................................    34
   Purchase of Shares.....................................................    35
   Redemption of Shares...................................................    36
   Exchange Privilege.....................................................    38
   Transfer Of Shares.....................................................    38
Performance Calculations..................................................    38
   Total Return...........................................................    38
   Yield..................................................................    39
   Comparisons............................................................    39
Financial Statements......................................................    40
Glossary..................................................................    40
Bond Ratings..............................................................    41
   Moody's Investors Service, Inc.........................................    41
   Standard & Poor's Ratings Services.....................................    43
   Fitch IBCA Ratings.....................................................    45
Comparative Benchmarks....................................................    47

DESCRIPTION OF PERMITTED INVESTMENTS

     As described in the Fund's prospectus, the Fund may use a variety of investment strategies in addition to its principal investment strategies. This SAI describes each of these investments/strategies and their risks. The Fund may not notify shareholders before employing new strategies, unless it expects such strategies to become principal strategies. You can find more information concerning the limits on the ability of the Fund to use these investments in "Investment Policies of the Fund."

BORROWING

--------------------------------------------------------------------------------

     The Fund may not borrow money, except if permitted by its fundamental investment objectives.:

     . It may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed);

     . It may borrow up to an additional 5% of its total assets from anyone for temporary purposes;

     . It may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities; and

     . It may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

     Borrowing is a form of leverage, which may magnify the Fund's gain or loss. To mitigate the risks of leverage, the fund will limit the amount it may borrow to not more than 33 1/3% of its total assets, taken at market value. In addition, the Fund will only borrow from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

DEBT SECURITIES
--------------------------------------------------------------------------------

     Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

Types of Debt Securities

     U.S. Government Securities

     U.S. government securities are securities that the U.S. Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury bills, which have initial maturities of less than one year, treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed Securities" and "Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in "Mortgage-Backed Securities" and "Other Asset-Backed Securities."

     The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the U.S. government generally does not back agency securities. Agency securities are typically supported in one of three ways:

     .    By the right of the issuer to borrow from the U.S. Treasury;

     . By the discretionary authority of the U.S. government to buy the obligations of the agency; or

     .    By the credit of the sponsoring agency.

     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the Fund.


     Corporate Bonds

     Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

     Mortgage-Backed Securities

     Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

     Governmental entities, private insurers and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

     Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Government National Mortgage Association (GNMA)

     GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

     Federal National Mortgage Association (FNMA)

     FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

     Federal Home Loan Mortgage Corporation (FHLMC)

     FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing.

     FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.


     Commercial Banks, Savings And Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers and other Secondary Market Issuers

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

     Risks of Mortgage-Backed Securities

     Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

     Other Asset-Backed Securities

     These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

     To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     The Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

     Collateralized Mortgage Obligations (CMOs)

     CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs typically pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

     A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

     Short-Term Investments

     To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

     Bank Obligations

     The Fund will only invest in a security issued by a commercial bank if the bank:

     . Has total assets of at least $1 billion, or the equivalent in other currencies;

     . Is a U.S. bank and a member of the Federal Deposit Insurance Corporation; and

     . Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.

     Time Deposits

     Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The Fund may only purchase time deposits maturing from two business days through seven calendar days.

     Certificates of Deposit

     Certificates of deposit are negotiable certificates issued against money deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

     Bankers' Acceptance

     A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

     Commercial Paper

     Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Fund may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Bond Ratings" for a description of commercial paper ratings.

     Stripped Mortgage-Backed Securities

     Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

     Yankee Bonds

     Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

     Zero Coupon Bonds

     These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its assets to generate sufficient cash to satisfy certain income distribution requirements.

     These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U.S. Treasury sells itself.

     The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the Fund can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

Terms to Understand

     Maturity

     Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

     Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual Fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

     Duration

     Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

     An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

Factors Affecting the Value of Debt Securities

     The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

     Interest Rates

     The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

     Prepayment Risk

     This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the Fund. If left unattended, drifts in the average maturity of the Fund can have the unintended effect of increasing or reducing its effective duration, which may adversely affect its expected performance.

     Extension Risk

     The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

     Credit Rating

     Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

     Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

     A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

     Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

     Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Fund currently use ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P"), Duff & Phelps Rating Co. and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

     The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the Fund buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. The Fund may invest in securities of any rating.

Derivatives
--------------------------------------------------------------------------------

     Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. Unless, otherwise stated in the Fund's prospectus, the Fund can use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, the Fund will have offset any depreciation in the value of its assets by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

Types of Derivatives

     Futures

     A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

     Futures contracts are traded in the United States on commodity exchanges or Boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

     Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, or custodian bank when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

     Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. The opposite is also true. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

     The Fund may incur commission expenses when it opens or closes a futures position.

     Options

     An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

      Purchasing Put and Call Options

     When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

     Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

     The purchaser of an option may terminate its position by:

     .   Allowing it to expire and losing its entire premium;

     . Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

     .   Closing it out in the secondary market at its current price.

     Selling (Writing) Put and Call Options

     When the Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

     The Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

     The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

     The Fund is permitted only to write covered options. The Fund can cover a call option by owning:

     . The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

     . A call option on the same security or index with the same or lesser exercise price ;


     . A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

         Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

     . In the case of an index, the Fund of securities that corresponds to the index.

     The Fund can cover a put option by:

     .    Entering into a short position in the underlying security;

     . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

     . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

     .   Maintaining the entire exercise price in liquid securities.

     .   Options on Securities Indices

     Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     Options on Futures

     An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

     The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.


     The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

     The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its assets.

     The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

     Combined Positions

     The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     Forward Foreign Currency Exchange Contracts

     A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     . Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).

     . Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC.

     .   Do not require an initial margin deposit.

     . May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

     Foreign Currency Hedging Strategies

     A "settlement hedge" or "transaction hedge" is designed to protect the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

     The Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

     The Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

     It is difficult to forecast with precision the market value of certain assets at the expiration or maturity of a forward or futures contract. Accordingly, the Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

     Swaps, Caps, Collars and Floors

     Swap Agreements

     A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

     Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

     Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

     A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund will cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

     Equity Swaps -- In a typical equity index swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

     Interest Rate Swaps -- Interest rate swaps are financial instruments that involve the exchange on one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swap involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

     Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

     Currency Swaps -- A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

     Caps, Collars and Floors

     Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Risks of Derivatives

     While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.

     When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

     Correlation of Prices

     The Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the assets the Fund it is trying to hedge. However, if the Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

     Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

     . Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

     . A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

     . Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

     . Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

     While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.

     Lack of Liquidity

     Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out its position. In an illiquid market, the Fund may:

     . Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to

     .   Have to purchase or sell the instrument underlying the contract;

     .   Not be able to hedge its investments; and

     .   Not be able realize profits or limit its losses.

     Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

     . An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

     . Unusual or unforeseen circumstances may interrupt normal operations of an exchange;

     . The facilities of the exchange may not be adequate to handle current trading volume;

     . Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

     . Investors may lose interest in a particular derivative or category of derivatives.

     Management Risk

     If the adviser incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on its adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

     Volatility and Leverage

     The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

     .   Actual and anticipated changes in interest rates;

     .   Fiscal and monetary policies; and

     .   National and international political events.

     Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

     Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.

     If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

Equity Securities

-------------------------------------------------------------------------------

Types of Equity Securities

     Common Stocks

     Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's Board of directors.

     Preferred Stocks

     Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

     Convertible Securities

     Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at the Fund's option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer's capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock).

     Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. In addition, they are also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

     A synthetic convertible security is a combination investment in which the Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

     While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics, and other factors. Because the Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with the Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss, the market price of the option component generally reflects these differences in maturities, and the Adviser and applicable sub-adviser take such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, the Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If the Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

     Rights and Warrants

     A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

     An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities

     General Risks of Investing in Stocks

     While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

     Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

     . Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

     . Factors affecting an entire industry, such as increases in production costs; and

     . Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

     Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

     Small and Medium-Sized Companies

     Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

     Technology Companies

     Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

Foreign Securities

-------------------------------------------------------------------------------

Types of Foreign Securities

     Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. People can invest in foreign securities in a number of ways :

     . They can invest directly in foreign securities denominated in a foreign currency;

     . They can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and

     .   They can invest in investment funds.


     American Depositary Receipts (ADRs)

     American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. EDRs are similar to ADRs, except that they are typically issued by European Banks or trust companies.

     Emerging Markets

     An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

     Investment Funds

     Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of a UAM Fund that invests in such investment funds will bear not only their proportionate share of the expenses of the UAM Fund (including operating expenses and the fees of the adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities

     Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

     Political and Economic Factors

     Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

     . The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

     . Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

     . The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

     . The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

     . A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

     Information and Supervision

     There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

     Stock Exchange and Market Risk

     The adviser anticipates that in most cases an exchange or over-the-counter
     (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

     . They are generally more volatile and not as developed or efficient as than those in the United States;

     .   They have substantially less volume;

     . Their securities tend to be less liquid and to experience rapid and erratic price movements;

     . Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates;

     . Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets; and

     . They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

     Foreign Currency Risk

     While the UAM Funds denominate their net asset value in United States dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the United States dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

     . It may be expensive to convert foreign currencies into United States dollars and vice versa;

     . Complex political and economic factors may significantly affect the values of various currencies, including United States dollars, and their exchange rates;

     . Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

     . There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

     . Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

     . The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

     Taxes

     Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Fund does not expect such foreign withholding taxes to have a significant impact on performance.

     Emerging Markets

     Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

     .    Have relatively unstable governments;

     . Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

     . Offer less protection of property rights than more developed countries; and

     . Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

     Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The Euro

     The single currency for the European Economic and Monetary Union ("EMU"), the Euro, is scheduled to replace the national currencies for participating member countries over a period that began on January 1, 1999 and ends in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

     On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and redenominating many investments, currency balances and transfer mechanisms into Euros. The Fund also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, the Fund expects the conversion to the Euro to impact investments in countries that adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

     . Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

     . Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?

     .    How will existing currencies be exchanged into Euro?

     . Will suitable clearing and settlement payment systems for the new currency be created?

INVESTMENT COMPANIES
--------------------------------------------------------------------------------

     The Fund may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the Fund. Like other shareholders, the Fund would pay its proportionate share of those fees. Consequently, shareholders of the Fund would pay not only the management fees of the Fund, but also the management fees of the investment company in which the Fund invests. The Fund may invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     The SEC has granted an order that allows the Fund to invest the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Fund, provided that the investment is:

     .    For cash management purposes;

     .    Consistent with the Fund's investment policies and restrictions; and

     . The adviser to the investing Fund waives any fees it earns on the assets of the Fund that are invested in the UAM DSI Money Market Fund.

     The Fund will bear expenses of the UAM DSI Money Market Fund on the same basis as all of its other shareholders.

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

     In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). The Fund normally uses repurchase agreements to earn income on assets that are not invested.

     When the Fund enters into a repurchase agreement it will:

     . Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form; and

     . Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower to "mark to the market" on a daily basis).

     If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the Fund's right to sell the security may be restricted. In addition, the value of the security might decline before the Fund can sell it and the Fund might incur expenses in enforcing its rights.

RESTRICTED SECURITIES
--------------------------------------------------------------------------------

     The Fund may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Board, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the Fund's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

SECURITIES LENDING
--------------------------------------------------------------------------------

     The Fund may lend a portion of its total assets to broker- dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. When the Fund lends its securities, it will follow the following guidelines:

     . The borrower must provide collateral at least equal to the market value of the securities loaned;

     . The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government;

     . The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

     .    It must be able to terminate the loan at any time;

     . It must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments); and

     .    It must determine that the borrower is an acceptable credit risk.

     These risks are similar to the ones involved with repurchase agreements. When the Fund lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, the Fund could:

     . Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

     .    Experience delays in recovering its securities.


SHORT SALES
-------------------------------------------------------------------------------


Description of Short Sales

     Selling a security short involves an investor sale of a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

     Investors typically sell securities short to:

     .    Take advantage of an anticipated decline in prices.

     .    Protect a profit in a security it already owns.

     The Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, the Fund can profit if the price of the security declines between those dates.

     To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund will incur transaction costs in effecting short sales. The Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

     The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

Short Sales Against the Box

     In addition, the Fund may engage in short sales "against the box." In a short sale against the box, the Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. The Fund will incur transaction costs to open, maintain and close short sales against the box.

Restrictions on Short Sales

     The Fund will not short sell a security if:

     . After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund net assets.

     . The market value of the securities of any single issuer that have been sold short by the Fund would exceed the two percent (2%) of the value of the Fund's net assets.

     . Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

     Whenever the Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN ISSUED TRANSACTIONS
-------------------------------------------------------------------------------
     A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account. The Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

     The Fund uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

     When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

     The Fund will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.


Investment Policies of the Fund

     The following investment limitations are fundamental, which means the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. The Fund will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The Fund will not:

     . Make any investment that is inconsistent with its classification as a non-diversified investment management company under the 1940 Act.

     . Concentrate its investments in securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the United States government or its agencies or instrumentalities or when the portfolio adopts a temporary defensive position).

     .    Issue senior securities, except as permitted by the 1940 Act.

     .    Invest in physical commodities or contracts on physical commodities.

     . Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

     . Make loans except (i) that the acquisition of investment securities or other investment instruments in accordance with the portfolio's prospectus and statement of additional information shall not be deemed to be the making of a loan; and (ii) that the portfolio may lend its portfolio securities in accordance with applicable law and the guidelines set forth in the portfolio's prospectus and statement of additional information, as they may be amended from time to time.

     .    Underwrite the securities of other issuers.

     . Borrow money, except to the extent permitted by applicable law and the guidelines set forth in the portfolio's prospectus and statement of additional information, as they may be amended from time to time.

     Non-Fundamental Policies

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval. The portfolio will not:

     . Purchase on margin or sell short except that the portfolio may purchase futures as described in the prospectus and this SAI.

     . Invest more than 10% of its total assets in the securities of other investment companies.

     . Invest more than 5% of its total assets in the securities of any one-investment company.

     . Acquire more than 3% of the voting securities of any other investment company.

     . Invest more than an aggregate of 15% of its net assets in securities that are subject to legal or contractual restrictions on resale (restricted securities) or securities for which there are no readily available markets (illiquid securities).

MANAGEMENT OF THE COMPANY

The Board manages the business of the Company. The Board elects officers to manage the day-to-day operations of the Company and to execute policies the Board has formulated. The Company pays each Independent Director the following fees:

     .    A $200 quarterly retainer fee per active Fund;

     . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;

     .    $1,500 for each private meeting of the Board;

     .    $1,000 for each telephonic meeting of the Board; and

     . $1,000 per day for attending seminars, up to a maximum of three events per year.

     In addition, the Company reimburses each Independent Director for travel and other expenses incurred while attending board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the Directors and allocated proportionately among all Funds. The Company does not pay its Interested Directors or officers for their services as Directors or officers.


BOARD MEMBERS
--------------------------------------------------------------------------------

     The following table lists the Board members and officers of the Company and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Company and total compensation received from the UAM Funds Complex. The UAM Funds Complex is currently comprised of 49 portfolios. Those people with an asterisk (*) beside their name are "interested persons" of the Company as that term is defined in the 1940 Act. Mr. English does have an investment advisory relationship with Investment Counselors of Maryland, an investment adviser to one of the portfolios in the UAM Funds Complex. However, the Company does not believe that the relationship is a material business relationship, and, therefore, does not consider him to be an interested Board member. If these circumstances change, the Board will determine whether any action is required to change the composition of the Board.

                                                                                                                  Total
                                                                                                               Compensation
                                                                                             Aggregate           From UAM
                                                                                           Compensation            Funds
     Name, Address,                                                                        from Company        Complex as of
     Date of Birth                Principal Occupations During the Past 5 years           as of 4/30/00           4/30/00
===========================================================================================================================
     John T. Bennett, Jr.         Mr. Bennett is President of Squam Investment                $9,380               $38,950
     RR2 Box 700                  Management Company, Inc. and Great Island
     Center Harbor, NH 03226      Investment Company, Inc. (investment management).
     1/26/29                      From 1988 to 1993, Mr. Bennett was President of
                                  Bennett ManagementCompany.  Mr. Bennett serves
                                  on the Board of each Company in the UAM Funds
                                  Complex.
---------------------------------------------------------------------------------------------------------------------------
     Nancy J. Dunn                Ms. Dunn has been Financial Officer of World Wildlife      $9,380               $38,950
     1250 24th St., NW            Fund (nonprofit), since January 1999.  From 1991 to
     Washington, DC 20037         1999, Ms. Dunn was Vice President for Finance and
     8/14/51                      Administration and Treasurer of Radcliffe College
                                  (Education).  Ms. Dunn serves on the Board of each
                                  Company in the UAM Funds Complex.
---------------------------------------------------------------------------------------------------------------------------

                                                                                                                Total
                                                                                                             Compensation
                                                                                           Aggregate            From UAM
                                                                                          Compensation            Funds
Name, Address,                                                                            from Company        Complex as of
Date of Birth                  Principal Occupations During the Past 5 years              as of 4/30/00          4/30/00
------------------------------------------------------------------------------------------------------------------------------------
     William Humenuk                Mr. Humenuk has been Senior Vice President               $9,380               $38,950
     10401 N. Meridian St           Administration, General Counsel and Secretary of
     Suite 400                      Lone Star Industries Inc. (cement and ready-mix
     Indianapolis, IN               concrete) since March 2000.  From June 1998 to
     46290 4/21/42                  March 2000 he was Executive Vice President and
                                    Chief Administrative Officer of Philip Services
                                    Corp. (ferrous scrap processing, brokerage and
                                    industrial outsourcing services).  Mr. Humenuk
                                    was a Partner in the Philadelphia office of the
                                    law firm Dechert Price & Rhoads from July 1976
                                    to June 1998. He was also formerly a Director
                                    of Hofler Corp. (manufacturer of gear grinding
                                    machines).  Mr. Humenuk serves on the Board of
                                    each Company in the UAM Funds Complex.
------------------------------------------------------------------------------------------------------------------------------------
     Philip D. English              Mr. English is President and Chief Executive             $9,380               $38,950
     16 West Madison Street         Officer of Broventure Company, Inc., a company
     Baltimore, MD 21201            engaged in the investment management business.
     8/5/48                         He is also Chairman of the Board of Chektec
                                    Corporation (Drugs) and Cyber Scientific, Inc.
                                    (computer mouse company).  Mr. English serves
                                    on the Board of each Company in the UAM Funds
                                    Complex.
------------------------------------------------------------------------------------------------------------------------------------
     Norton H. Reamer*              Chairman, Chief Executive Officer and a Director of        0                    0
     One International Place        United Asset Management Corporation (financial
     Boston, MA 02110               services); Director, Partner or Trustee of each of
     3/21/35                        the Investment Companies of the Eaton Vance Group of
                                    Mutual Funds (mutual funds).

OFFICERS
====================================================================================================================================

     The following table lists the officers of the Company and provides information regarding their present positions, date of birth, address and their principal occupations during the past five years. The Company's officers are paid by UAM, its affiliates or SEI, but not by the Company.

                                    Position
     Name, Address,                 with
     Date of Birth                  Company              Principal Occupations During the Past 5 years
------------------------------------------------------------------------------------------------------------------------------------
     Norton H. Reamer*              Board                You can find Mr. Reamer's biography in the table above.
     One International Place        Member;
     Boston, MA 02110               President
     3/21/35                        and
                                    Chairman
------------------------------------------------------------------------------------------------------------------------------------
     William H. Park                Vice                 Executive Vice President and Chief Financial Officer of United Asset
     One International Place        President            Management Corporation (financial services) since 1998.
     Boston, MA 02110
     9/19/47
------------------------------------------------------------------------------------------------------------------------------------

                                      Position
     Name, Address,                   with
     Date of Birth                    Company        Principal Occupation During the Past 5 years
    ================================================================================================================================
     Gary L. French                   Treasurer      President of UAMFSI (financial services) and UAMFDI (broker dealer); Treasurer
     211 Congress Street                             of the Fidelity Group of Mutual Funds from 1991 to 1995 (mutual funds); held
     Boston, MA 02110                                various other offices with Fidelity Investments (financial services) from
     7/4/51                                          November 1990 to March 1995.
    --------------------------------------------------------------------------------------------------------------------------------
     Linda T. Gibson                  Secretary      General Counsel and Managing Director of UAM Investment Services, Inc.
     211 Congress Street                             (financial services); Senior Vice President and General Counsel of UAMFSI
     Boston, MA 02110                                (financial services) and UAMFDI (broker-dealer); Senior Vice President and
     7/31/65                                         Secretary of Signature Financial Group, Inc. (financial services) and affiliated broker-dealers from 1991 to 2000; Director and Secretary of
                                                     Signature Financial Group Europe, Ltd. (financial services) from 1995 to 2000; Secretary of the Citigroup Family of Mutual Funds (mutual funds) from 1996 to 2000; Secretary of the 59 Wall Street Family of
                                                     Mutual Funds (mutual funds) from 1996 to 2000.
    --------------------------------------------------------------------------------------------------------------------------------
     Martin J. Wolin                  Assistant      Vice President and Associate General Counsel of UAMFSI (financial services)
     211 Congress  Street             Secretary      since February 1998; Assistant General Counsel of First Union Corporation
     Boston, MA 02110                                (financial services) from 1995 to 1998; Attorney with Signature  Financial
     9/15/67                                         Group, Inc. (financial services) from 1994 to 1995.
     -------------------------------------------------------------------------------------------------------------------------------
     Theresa DelVeccio                Assistant      Secretary of UAMFSI (financial services) since February 1998; Secretary and
     Boston, MA 02110                 Secretary      Compliance Officer of UAMfdI (broker-dealer) since February 2000; Assistant
     12/23/63                                        Vice President of Scudder Kemper Investments (financial services) from
                                                     May 1992 to February 1998.
     -------------------------------------------------------------------------------------------------------------------------------
     Robert J. DellaCroce             Assistant      Director, Mutual Fund Operations - SEI Investments (financial services) since
     SEI Investments                  Treasurer      June 1994; Senior Manager at Arthur Andersen (accounting firm) prior to 1994.
     One Freedom Valley Rd.
     Oaks, PA  19456
     12/17/63

PRINCIPAL SHAREHOLDERS

     As of August 21, 2000, the following persons or organizations held of record or beneficially 5% or more of the shares of the Fund:

      Name and Address of Shareholder             Percentage of Shares Owned
     ===========================================================================
      UMBSC & Co FBO Interstate Brands                      90.99%
      Retirement Income Plan 340419126
      P.O .Box 419692
      Kansas City, MO 64141-6692
     ---------------------------------------------------------------------------
      UMBSC & Co.                                           5.62%
      FBO IBC Savings Invest - Equity
      P.O. Box 419692
      Kansas City, MO 64141-6692
     ---------------------------------------------------------------------------


      Any shareholder listed above as owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. Shareholders controlling the portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio. As of August 21, 2000, the directors and officers of the Company owned less than 1% of the outstanding shares of the Fund.

Investment Advisory and Other Services

INVESTMENT ADVISER
-------------------------------------------------------------------------------

     Provident Investment Counsel (PIC), a Massachusetts corporation, is located at 300 North Lake Avenue, Pasadena, California 91101, is the investment adviser to the Fund. The adviser manages and supervises the investment of the portfolio's assets on a discretionary basis. The adviser, an affiliate of United Asset Management Corporation, has provided investment management services to a variety of investors since 1951.

     The adviser is a subsidiary of UAM. UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized more than 50 UAM Affiliated Firms. UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds Complex.

Investment Advisory Agreement

     This section summarizes some of the important provisions of the Investment Advisory Agreement. The Company has filed the Investment Advisory Agreement with the SEC as part of its registration statement on Form N-1A.

     Service Performed by Adviser

     The adviser:

     .    Manages the investment and reinvestment of the Fund's assets;

     . Continuously reviews, supervises and administers the investment program of the Fund; and

     . Determines what portion of the Fund's assets will be invested in securities and what portion will consist of cash.

     Limitation of Liability

     In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its obligations and duties under the Investment Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Investment Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement.

     Continuing an Investment Advisory Agreement

     The Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually:

     . By a majority of those Board Members who are not parties to the Investment Advisory Agreement or interested persons of any such party; and

     . By a majority of the Board Members or by a majority of the shareholders of the Fund.

     Terminating an Investment Advisory Agreement

     The Company may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

     . A majority of the Fund's shareholders vote to do so or a majority of Board Members vote to do so; and

     .    It gives the adviser 60 days' written notice.

     The adviser may terminate the Investment Advisory Agreement at any time, without the payment of any penalty, upon 90 days' written notice to the Company.

     An Investment Advisory Agreement will automatically and immediately terminate if it is assigned.

Advisory Fees

     For its services, the Fund pays its adviser a fee calculated at an annual rate of .90% of its average daily net assets. Due to the effect of fee waivers by the adviser, the actual percentage of average net assets that the Fund pays in any given year may be different from the rate set forth in its contract with the adviser. For the last fiscal period, the Fund paid the following in advisory fees to the adviser:

      Fiscal Period End    Investment Advisory Fees Paid   Investment Advisory Fees Waived   Total Investment Advisory Fee
    ======================================================================================================================
        4/30/00                    $29,137                          $57,233                          $86,370

DISTRIBUTOR
--------------------------------------------------------------------------------

     UAMFDI serves as the distributor for each portfolio of the Company. The Company offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110. UAMFDI receives no compensation for its services as distributor of the Institutional Class Shares.

SHAREHOLDER SERVICING ARRANGEMENTS
--------------------------------------------------------------------------------

     UAM and each of its affiliates, may at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or services performed with respect to the Company or a fund. The person making such payments may do so out of its revenues, its profits or any other source available to it. Such servicing arrangements, when in effect, are made generally available to all qualified service providers. The adviser may also compensate its affiliated companies for referring investors to the Fund.

ADMINISTRATIVE SERVICES
-------------------------------------------------------------------------------

Administrator

     Pursuant to the Fund Administration Agreement with the Company, UAMFSI manages, administers and conducts the general business activities of the Company. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Company. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

     UAMFSI bears all expenses incurred in connection with the performance of its services under the Fund Administration Agreement. UAMFSI may, at its own expense, employ other people to assist it in performing its duties under the Fund Administration Agreement. Such people may be officers and employees who are employed by both UAMFSI and the Company. UAMFSI will pay such people for such employment. The Company will not incur any obligations with respect to such people. Other expenses incurred in the operation of the Company will be borne by the Company or other parties, including:

     .    Taxes, interest, brokerage fees and commissions;

     . Salaries and fees of officers and Board Members who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser;

     .    SEC fees and state Blue-Sky fees;

     .    EDGAR filing fees;

     .    Processing services and related fees;

     .    Advisory and administration fees;

     . Charges and expenses of pricing and data services, independent public accountants and custodians;

     .    Insurance premiums including fidelity bond premiums;

     .    Outside legal expenses;

     .    Costs of maintenance of corporate existence;

     . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of each portfolio of the Company;

     . Printing and production costs of shareholders' reports and corporate meetings;

     .    Cost and expenses of Company stationery and forms;

     .    Costs of special telephone and data lines and devices;

     .    Trade association dues and expenses; and

     .    Any extraordinary expenses and other customary expenses.

     The Fund Administration Agreement continues in effect from year to year if the Board specifically approves such continuance every year. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement automatically terminates upon its assignment by UAMFSI without the prior written consent of the Company.


Administration and Transfer Agency Fees

     The Fund pays a four-part fee to UAMFSI as follows:

     1. An annual fee to UAMFSI for administration services calculated as follows:

     .    $19,500 for the first operational class; plus

     .    $3,750 for each additional class; plus

     .    0.043% of the aggregate net assets of the Fund.

     2. An annual fee to UAMFSI for sub-administration and other services, which UAMFSI pays to SEI, calculated as follows:

     .    Not more than $35,000 for the first operational class; plus

     .    $5,000 for each additional operational class; plus

     . 0.03% of their pro rata share of the combined assets of the UAM Funds Complex.

     3. An annual fee to UAMFSI for transfer agent and dividend-disbursing services, which UAMFSI pays to DST Systems, Inc. calculated as follows:

     .    $10,500 for the first operational class; and

     .    $10,500 for each additional class.

4. An annual fee to UAMFSI, which UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent, calculated as follows:

     .    $7,500 for the first operational class; and

     .    $2,500 for each additional class.

     For the last fiscal year the Fund paid the following in administration fees:

                    Fiscal Year End             Total Administration Fee
     ===========================================================================
                        4/30/00                      $32,776
     ---------------------------------------------------------------------------


CUSTODIAN
--------------------------------------------------------------------------------

     The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Company.


INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

     PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountant for each portfolio of the Company.


CODE OF ETHICS
--------------------------------------------------------------------------------

     The Company, its distributor and its investment advisers have adopted a code of ethics under Rule 17j-1 of the 1940 Act that permits personnel subject to their particular code of ethics to invest in securities, including securities that may be purchased or held by the Fund.


Brokerage Allocation and Other Practices


SELECTION OF BROKERS
--------------------------------------------------------------------------------

     The Investment Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Fund. The Investment Advisory Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the Fund. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Investment Advisory Agreement. In so doing, the Fund may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

     During the fiscal year ended April 30, 2000, the adviser directed $10,833,079 of the portfolio's brokerage transactions to Direct Access Brokerage Services in exchange for certain research services. Commissions paid on those transactions were $5,685.

     It is not the practice of the Fund to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Fund may place trades with qualified broker dealers who recommend the Fund or who act as agents in the purchase of Fund shares for their clients.

     As of April 30, 2000 the Fund held 10,000 shares, $767,500 worth of shares, of Morgan Stanley Dean Witter, one of its regular brokers or dealers as defined in rule 10b-1 of the 1940 Act.

SIMULTANEOUS TRANSACTIONS
--------------------------------------------------------------------------------

     The adviser makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the Fund, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Company's Board periodically reviews the various allocation methods used by the adviser.

BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------


Equity Securities

     Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

Debt Securities

     Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Commissions Paid

     For the last fiscal period, the Fund has paid the following in brokerage commissions.


             Fiscal Year End                  Brokerage Commissions
     ---------------------------------------------------------------------------
                 4/30/00                             $65,601


Capital Stock and Other Securities


The Company

     The Company was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Company changed its name to "UAM Funds Trust." The Company's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI. The Company is an open-end, management investment company.

Description of Shares and Voting Rights

     The Company's Agreement and Declaration of Trust permits the Company to issue an unlimited number of shares of beneficial interest, without par value. The Board has the power to designate one or more series (portfolios) or classes of shares of beneficial interest without shareholder approval.

Description of Shares

     When issued and paid for, the shares of each series and class of the Company are fully paid and non-assessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Board members can elect 100% of the Board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of a portfolio. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Board.

     If the Company is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocable to that class. The Company will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the portfolio. A majority of the Board may authorize the liquidation of any portfolio or class at any time.

     The Company will not hold annual meetings except when required to by the 1940 Act or other applicable law.

     Class Differences

     The Board has authorized three classes of shares, Institutional, Institutional Service and Advisor. Not all of the portfolios issue all of the classes. The three classes represent interests in the same assets of a portfolio and, except as discussed below, are identical in all respects.

     . Institutional Shares do not bear any expenses for shareholder servicing and the distribution of such shares pursuant to a distribution plan or other 12b-1 plan;

     . Institutional Service Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures; and

     . Advisor Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. Advisor Shares also charge a sales load on purchases.

     .    Each class of shares has different exchange privileges.

     Distribution and shareholder servicing fees reduce a class's:

     .    Net income;

     .    Dividends; and

     .    NAV to the extent the portfolio has undistributed net income.


Dividend and Distribution Options

     There are three ways for shareholders to receive dividends and capital gains:

     . Income dividends and capital gains distributions are reinvested in additional shares at net asset value;

     . Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV; and

     .    Income dividends and capital gains distributions are paid in cash.

     Unless the shareholder elects otherwise in writing, all dividends and distributions will automatically be reinvested in additional shares of the Fund at NAV (as of the business day following the record date). Shareholders may change their dividend and distributions option by writing to the Fund at least three days before the record date for income dividend or capital gain distribution.

     Each portfolio sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.


Federal Taxes

     The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year so that it generally will be relieved of federal income and excise taxes. If the Fund were to fail to make sufficient distributions in a year, it would be subject to corporate income taxes and/or excise taxes. In addition, if the shortfall were large enough, the Fund could be disqualified as a regulated investment company. If the Fund were to fail to so qualify: (1) it would be taxed at regular corporate rates without any deduction for distributions to shareholder; and (2) its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

     At April 30, 2000 the Fund elected to defer $1,567,311 of post-October capital losses for Federal income tax purposes. These losses will be available to offset realized capital gains for the fiscal year ending April 30, 2001.

Purchase, Redemption and Pricing of Shares

NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------


Calculating NAV

     The purchase and redemption price of the shares of the Fund is equal to its NAV. The Fund calculates its NAV by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. For purposes of this calculation:

     . Liabilities include accrued expenses, dividends payable and other liabilities; and

     . Total assets include the market value of the securities held by the Fund, plus cash and other assets plus income accrued but not yet received.

     The Fund normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

How the Company Values it Assets

     Equity Securities

     Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against the U.S. dollar quoted by any major bank or by a broker.

     Debt Securities

     Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board determines that amortized cost reflects fair value.

     Other Assets

     The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Board.


PURCHASE OF SHARES
--------------------------------------------------------------------------------

     Service Agents may enter confirmed purchase orders on behalf of their customers. To do so, the Service Agent must receive your investment order before the close of trading on the NYSE and must transmit it to the Fund before the close of its business day to receive that day's share price. The Fund must receive proper payment for the order by the time the Fund calculates its NAV on the following business day. Service Agents are responsible to their customers and the Company for timely transmission of all subscription and redemption requests, investment information, documentation and money.

     Shareholders can buy full and fractional (calculated to three decimal places) shares of the Fund. The Company will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

     The Company may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of the Fund's shares.


In-Kind Purchases

     At its discretion, the Company may permit shareholders to purchase shares of the Fund with securities, instead of cash. If the Company allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "How the Company Values it Assets" at the next determination of net asset value after acceptance. The Company will issue shares of the Fund at the NAV of the Fund determined as of the same time.

     The Company will only acquire securities through an in-kind purchase for investment and not for immediate resale. The Company will only accept in-kind purchases if the transaction meets the following conditions:

     .    The securities are eligible investments for the Fund;

     .    The securities have readily available market quotations;

     . The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise;

     . All dividends, interest, subscription, or other rights pertaining to such securities become the property of the Fund and are delivered to the Fund by the investor upon receipt from the issuer; and

     . Immediately after the transaction is complete, the value of all securities of the same issuer held by the Fund cannot exceed 5% of its net assets. This condition does not apply to U.S. government securities.

     Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.


REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the Fund's investments.

By Mail

     Requests to redeem shares must include:

     .    Share certificates, if issued;

     . A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered;

     .    Any required signature guarantees (see "Signature Guarantees"); and

     . Any other necessary legal documents for estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.


By Telephone

     Shareholders may not do the following by telephone:

     . Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in this manner, you must submit a written request signed by each shareholder, with each signature guaranteed.

     .    Redeem shares represented by a certificate.

     The Company and UAMSSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened and before effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The Company or UAMSSC may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Company or UAMSSC does not employ the procedures described above. Neither the Company nor UAMSSC will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.


Redemptions-In-Kind

     If the Board determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of securities received in payment of redemptions.

     The Company has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board may deem advisable; however, payment will be made wholly in cash unless the Board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If the Fund pays redemption proceeds with securities instead of cash, it will value such securities as set forth under "How the Company Values its Assets." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.


Signature Guarantees

     The Company requires signature guarantees for certain types of documents, including:

     .    Written requests for redemption;

     . Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed; and

     .    On all stock certificates tendered for redemption.

     The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Company and its sub-transfer agent from fraud.

     The Company requires signature guarantees for the following redemptions:

     . Redemptions where the proceeds are to be sent to someone other than the registered shareowner(s);

     . Redemptions where the proceeds are to be sent to someplace other than the registered address; or

     .    Share transfer requests.

     The Company will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. You can get a complete definition of eligible guarantor institutions by calling 1-877-826-5465. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.


Other Redemption Information

     Normally, the Fund will pay for all shares redeemed under proper procedures within seven days after it received your request. However, the Fund will pay your redemption proceeds earlier as applicable law so requires.

     The Company may suspend redemption privileges or postpone the date of payment:

     .    When the NYSE and custodian bank are closed;

     .    When trading on the NYSE is restricted;

     . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets; or

     .    For such other periods as the Commission may permit.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

     The exchange privilege is only available with respect to UAM Funds that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Institutional Service Class shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

     Neither the Company nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The Board may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage other mutual funds in the UAM Funds Complex and their shareholders.


TRANSFER OF SHARES
--------------------------------------------------------------------------------

     Shareholders may transfer shares of the Fund to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.


Performance Calculations

     The Fund measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The Fund calculates its current yield and average annual total return information according to the methods required by the SEC.

TOTAL RETURN
--------------------------------------------------------------------------------

     Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

     The Fund's average annual total return is calculated by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable expenses on an annual basis. Since Adviser Class Shares and Institutional Service Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

     Total return is calculated according to the following formula:

         P (1 + T)n = ERV

         Where:

         P    =   a hypothetical initial payment of $1,000

         T    =   average annual total return

         n    =   number of years

         ERV  =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

     The table lists the Fund's average annual returns for the one-year period ended April 30, 2000 and the period from the Fund's inception date through April 30, 2000.

         One Year        Five Years       Since Inception      Inception Date
     --------------------------------------------------------------------------
          -3.90%            N/A               -3.90%              12/29/99


YIELD
--------------------------------------------------------------------------------

     Yield refers to the income generated by an investment in the Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all mutual funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

     The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Adviser Class Shares and Institutional Service Class Shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.

     Yield is obtained using the following formula:

         Yield = 2[((a-b)/(cd)+1)6-1]

         Where:

         a =  dividends and interest earned during the period

         b =  expenses accrued for the period (net of reimbursements)

         c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

         d = the maximum offering price per share on the last day of the period.


COMPARISONS
--------------------------------------------------------------------------------

     The Fund's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further described in this SAI. This information may also be included in sales literature and advertising.

     To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Company or the Fund may discuss various measures of performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. Please see "Comparative Benchmarks" for publications, indices and averages that may be used.

     In assessing such comparisons of performance, an investor should keep in mind:

     . That the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Fund;

     .    That the indices and averages are generally unmanaged;

     . That the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance; and

     .    That shareholders cannot invest directly in such indices or averages.

     In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

    FINANCIAL STATEMENTS

      The following documents are included in the Fund's April 30, 2000 Annual
      Report:

      .  Financial statements for the fiscal year ended April 30, 2000;

      .  Financial highlights for the respective periods presented; and

      .  The report of PricewaterhouseCoopers LLP.

      Each of the above-referenced documents is incorporated by reference into this SAI. However, no other parts of the Fund's Annual Report is incorporated by reference herein. Shareholders may get copies of the Fund's Annual Report free of charge by calling the UAM Funds at the telephone number appearing on the front page of this SAI.

    GLOSSARY

      All terms that this SAI does not otherwise define, have the same meaning in the SAI as they do in the prospectus of the Fund.

      1933 Act means the Securities Act of 1933, as amended.

      1934 Act means the Securities Exchange Act of 1934, as amended.

      1940 Act means the Investment Company Act of 1940, as amended.

      Adviser means the investment adviser of the Fund.

      Board Member refers to a single member of the Company's Board.

      Board refers to the Company's Board of Trustees as a group.

      Company refers to UAM Funds Trust.

      Independent Board Member refers Board Members that are not Interested Board Members.

      Interested Board Member refers to an "interested person" (as defined by the 1940 Act) of the Company. A Board Member may by an interested person of the Company because they are affiliated with one of the Company's investment advisers, United Asset Management Corporation or the Company's principal underwriter.

      NAV is the net asset value per share of the Fund.

      NYSE is the New York Stock Exchange. Also known as "The Exchange" or "The Big Board."

      Fund refers to the PIC Twenty Portfolio, which is a series of the Company.

      SEC is the Securities and Exchange Commission. The SEC is the federal agency that administers most of the federal securities laws in the United States. In particular, the SEC administers the 1933 Act, the 1940 Act and the 1934 Act.

      SEI is SEI Investments Mutual Funds Services, the Company's sub-administrator.

      UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Inc. II and all of their portfolios.

      UAM is United Asset Management Corporation.

      UAMFDI is UAM Fund Distributors, Inc., the Company's principal underwriter.

      UAMFSI is UAM Fund Services, Inc., the Company's administrator.

      UAMFSI is UAM Fund Shareholder Servicing Center, Inc., the Company's sub-shareholder-servicing agent.

    BOND RATINGS

    MOODY'S INVESTORS SERVICE, INC.
    ----------------------------------------------------------------------------

    Preferred Stock Ratings

        aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

        aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

        a An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

        baa An that which is rated "baa" is considered to be a medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

        ba An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

        b An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

        caa An issue that is rated "caa" is of poor standing. Such issues may be in default or there may be other elements of danger with respect to principal or interest.

        ca An issue that is rated "ca" is speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

        plus  (+)  or Moody's applies numerical modifiers 1, 2, and 3 in each minus(-) rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Debt Ratings - Taxable Debt & Deposits Globally

        Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

     A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Con. (...)      (This rating applies only to U.S. Tax-Exempt Municipals)
                     Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Prime Rating System - Taxable Debt & Deposits Globally

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.


     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                         . Leading market positions in well-established industries.

                         . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                         . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                         . Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Not Prime       Issuers rated Not Prime do not fall within any of the Prime rating categories.


  STANDARD & POOR'S RATINGS SERVICES
  ------------------------------------------------------------------------------


  Long-Term Issue Credit Ratings

     Issue credit ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

     2. Nature of and provisions of the obligation;

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

        The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

     AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated 'BB,' 'B,' 'CCC,' 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC An obligation rated 'CCC' is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

     CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.

     C A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to non-payment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk -such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy. Debt obligations of issues outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor and do not take into account currency exchange and related uncertainties.

     Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

 Short-Term Issue Credit Ratings

     A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D               A short-term obligation rated 'D' is in payment default.
                     The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

 Local Currency and Foreign Currency Risks

     Country risks considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identity those instances where sovereign risks make them different for the same issuer.

 FITCH IBCA RATINGS
 -------------------------------------------------------------------------------


 International Long-Term Credit Ratings

     Investment Grade

     AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


     Speculative Grade

     BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

     DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

                         Entities rated in this category have defaulted on some
                     or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

 International Short-Term Credit Ratings

     F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C High default risk. Default is a real possibility. Capacity for meeting financial commitments that is highly uncertain and solely reliant upon a sustained, favorable business and economic environment.

     D               Default. Denotes actual or imminent payment default.

     Notes

     "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC,' or to short-term ratings other than `F1.'

     `NR' indicates that Fitch does not rate the issuer or issue in question.

     `Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

   COMPARATIVE BENCHMARKS

     CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

     Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

     Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

     Dow Jones Industrial Average - a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

     Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper, Inc., Morningstar, Inc., The New York Times, Personal Investor, The Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

     Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.

     IBC's Money Fund Average/All Taxable Index - an average of all major money market fund yields, published weekly for 7- and 30-day yields.

     IFC Investable Composite Index - an unmanaged market capitalization-weighted index maintained by the International Finance Corporation. This index consists of over 890 companies in 26 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

     Lehman Brothers Indices:
     -----------------------

     Lehman Brothers Aggregate Bond Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issues of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $150 million.

     Lehman Brothers Credit Bond Index - an unmanaged index of all publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, nonconvertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

     Lehman Brothers Government Bond Index - an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

     Lehman Brothers Government/Corporate Bond Index - an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $150 million. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

     Lehman Brothers High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, nonconvertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

     Lehman Brothers Intermediate Government/Corporate Index - an unmanaged fixed income, market value-weighted index that combines the Lehman Brothers Government Bond Index (intermediate-term sub-index) and Lehman Corporate Bond Index (intermediate-term sub-index).

     Lehman Brothers Mortgage-Backed Securities Index - an unmanaged index of all fixed-rate securities backed by mortgage pools of Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).

     Lipper, Inc./Lipper Indices/Lipper Averages
     -------------------------------------------

     The Lipper Indices are equally weighted indices for typically the 30 largest mutual funds within their respective portfolio investment objectives. The indices are currently grouped in six categories: U.S. Diversified Equity with 12 indices; Equity with 27 indices, Taxable Fixed-Income with 20 indices, Tax-Exempt Fixed-Income with 28 indices, Closed-End Funds with 16 indices, and Variable Annuity Funds with 18 indices.

     In September, 1999, Lipper, Inc. introduced its new portfolio-based mutual fund classification method in which peer comparisons are based upon characteristics of the specific stocks in the underlying funds, rather than upon a broader investment objective stated in a prospectus. Certain of Lipper, Inc.'s classifications for general equity funds' investment objectives were changed while other equity objectives remain unchanged. Changing investment objectives include Capital Appreciation Funds, Growth Funds, Mid-Cap Funds, Small-Cap Funds, Micro-Cap Funds, Growth & Income Funds, and Equity Income Funds. Unchanged investment objectives include Sector Equity Funds, World Equity Funds, Mixed Equity Funds, and certain other funds including all Fixed Income Funds and S&P(R) Index Funds.

     Criteria for the Lipper Indices are: 1) component funds are largest in group; 2) number of component funds remains the same (30); 3) component funds are defined annually; 4) can be linked historically; and 5) are used as a benchmark for fund performance.

     Criteria for the Lipper Averages are: 1) includes all funds in the group in existence for the period; 2) number of component funds always changes; 3) universes are dynamic due to revisions for new funds, mergers, liquidations, etc.; and 4) will be inaccurate if historical averages are linked.

     Certain Lipper, Inc. indices/averages used by the UAM Funds may include, but are not limited to, the following:

     Lipper Short-Intermediate Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of one to five years or less. (Taxable Fixed-Income category)

     Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. (Equity category)

     Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities. (Equity category)

     Lipper Equity Mid Cap Fund Index - an unmanaged index of funds that by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. (Equity category)

     Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase. (Equity category)

     Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size which invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. (Equity category)

     Lipper Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

     Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).

     Merrill Lynch 1-3 Year Treasury Index - an unmanaged index composed of U.S. treasury securities with maturities from 1 to 3 years.

     Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

     Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

     NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs.

     Nikkei Stock Average - a price weighted index of 225 selected leading stocks listed on the First Section of the Tokyo Stock Exchange.

     New York Stock Exchange composite or component indices --capitalization-weighted unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

     Russell U.S. Equity Indices:
     ---------------------------

     Russell 3000(R)Index - measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

     Russell 1000(R) Index - an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

     Russell 2000(R) Index -- an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

     Russell Top 200(TM) Index - measures the performance of the 200 largest companies in the Russell 1000 Index, which represents approximately 74% of the total market capitalization of the Russell 1000 Index.

     Russell Mid-Cap(TM) Index -- measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

     Russell 2500(TM) Index - an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

     Russell 3000(R) Growth Index - measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indices.

     Russell 3000(R) Value Index - measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indices.

     Russell 1000(R) Growth Index - measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 1000(R) Value Index - measures the performance of those Russell 1000 with lower price-to-book ratios and lower forecasted growth values.

     Russell 2000(R) Growth Index - measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 2000(R) Value Index - measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

     Russell Top 200(TM) Growth Index - measures the performance of those Russell Top 200 companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

     Russell Top 200(TM) Value Index - measures the performance of those Russell Top 200 companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     Russell Midcap(TM) Growth Index - measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

     Russell Midcap(TM) Value Index - measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     Russell 2500(TM) Growth Index - measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 2500(TM) Value Index - measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

     Ryan Labs 5 Year GIC Master Index - an arithmetic mean of market rates of $1 million GIC contracts held for five years. The market rates are representative of a diversified, investment grade portfolio of contracts issued by credit worthy insurance companies. The index is unmanaged and does not reflect any transaction costs. Direct investment in the index is not possible.

     Standard & Poor's U.S. Indices:
     ------------------------------

     In October, 1999, Standard & Poor's and Morgan Stanley Capital International launched a new global industry classification standard consisting of 10 economic sectors aggregated from 23 industry groups, 59 industries, and 123 sub-industries covering almost 6,000 companies globally. The new classification standard will be used with all of their respective indices. Features of the new classification include 10 economic sectors, rather than the 11 S&P currently uses. Sector and industry gradations are less severe. Rather than jumping from 11 sectors to 115 industries under the former S&P system, the new system progresses from 10 sectors through 23 industry groups, 50 industries and 123 sub-industries.

     S&P 500 Index - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks. Widely regarded as the standard for measuring large-cap U.S. stock market performance. It is used by 97% of U.S. money managers and pension plan sponsors. More than $1 trillion is indexed to the S&P 500.

     S&P MidCap 400 Index -- consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value. It is used by over 95% of U.S. managers and pension plan sponsors. More than $25 billion is indexed to the S&P MidCap 400.

     S&P SmallCap 600 Index - an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors. It is gaining wide acceptance as the preferred benchmark for both active and passive management due to its low turnover and greater liquidity. Approximately $8 billion is indexed to the S&P SmallCap 600.

     S&P SuperComposite 1500 - combines the S&P 500, MidCap 400, and SmallCap 600 indices, representing 87% of the total U.S. equity market capitalization.

     S&P 100 Index - known by its ticker symbol OEX, this index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue chip stocks across diverse industry groups.

     S&P/BARRA Growth and Value Indices - are constructed by grouping the securities in the S&P 500 Index according to price-to-book ratio. The Value index contains the companies with the lower price-to-book ratios; while the companies with the higher price-to-book ratios are contained in the Growth index.

     S&P REIT Composite Index - launched in 1997, this benchmark tracks the market performance of U.S. Real Estate Investment Trusts, known as REITS. The REIT Composite consists of 100 REITs chosen for their liquidity and importance in representing a diversified real estate Fund. The Index covers over 80% of the securitized U.S. real estate market.

     S&P Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

     Standard & Poor's CANADA Indices:
     --------------------------------

     S&P/TSE Canadian MidCap Index - measures the performance of the mid-size company segment of the Canadian equity market.

     S&P/TSE Canadian SmallCap Index - Measures the small company segment of the Canadian equity market.

     Standard & Poor's Global Indices:
     --------------------------------

     S&P Global 1200 Index - aims to provide investors with an investable Fund. This index, which covers 29 countries and consists of seven regional components, offers global investors an easily accessible, tradable set of stocks and particularly suits the new generation of index products, such as exchange-traded funds (ETFs).

     S&P Euro and S&P Euro Plus Indices - the S&P Euro Index covers the Eurobloc countries; the Euro Plus Index includes the Euro markets as well as Denmark, Norway, Sweden and Switzerland. The S&P Euro Plus Index contains 200 constituents, and the S&P Euro Index, a subset of Euro Plus, contains 160 constituents. Both indices provide geographic and economic diversity over 11 industry sectors.

     S&P/TSE 60 Index - developed with the Toronto Stock Exchange, is designed as the new Canadian large cap benchmark and will ultimately replace the Toronto 35 and the TSE 100.

     S&P/TOPIX 150 - includes 150 highly liquid securities selected from each major sector of the Tokyo market. It is designed specifically to give portfolio managers and derivative traders an index that is broad enough to provide representation of the market, but narrow enough to ensure liquidity.

     S&P Asia Pacific 100 Index - includes highly liquid securities from each major economic sector of major Asia-Pacific equity markets. Seven countries--Australia, Hong Kong, Korea, Malaysia, New Zealand, Singapore, and Taiwan --are represented in the new index.

     S&P Latin America 40 Index - part of the S&P Global 1200 Index, includes highly liquid securities from major economic sectors of Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the new index.

     S&P United Kingdom 150 Index - includes 150 highly liquid securities selected from each of the new S&P sectors. The S&P UK 150 is designed to be broad enough to provide representation of the market, but narrow enough to ensure liquidity.

     Salomon Smith Barney Global excluding U.S. Equity Index - an unmanaged index comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

     Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities of one year or greater, but less than three years.

     Salomon Smith Barney Three-Month T-Bill Average -- the average for all treasury bills for the previous three-month period.

     Salomon Smith Barney Three-Month U.S. Treasur Bill Index - a return equivalent yield average based on the last three 3-month Treasury bill issues.

     Savings and Loan Historical Interest Rates -- as published by the U.S. Savings and Loan League Fact Book.

                            UAM Funds
                            Funds for the Informed Investor sm

Sirach Growth II Portfolio
(formerly, Hanson Equity Portfolio)

Institutional Class Shares Prospectus                       August 28, 2000





                                 [LOGO OF UAM}

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 Table Of Contents


Fund Summary..................................................................1

 What are the Fund's Objectives?..............................................1
 What are the Fund's Principal Investment Strategies?.........................1
 What are the Fund's Principal Risks?.........................................2
 How Has the Fund Performed?..................................................2
 What are the Fund's Fees and Expenses?.......................................3

Investing with the UAM Funds..................................................5

 Buying Shares................................................................5
 Redeeming Shares.............................................................6
 Exchanging Shares............................................................8
 Transaction Policies.........................................................8
 Account Policies............................................................10

Additional Information About the Fund........................................12

 Other Investment Practices and Strategies...................................12
 Investment Management.......................................................13
 Shareholder Servicing Arrangements..........................................14

Financial Highlights.........................................................15

 Fund Summary



WHAT ARE THE FUND'S OBJECTIVES?
-------------------------------------------------------------------------------

  The fund seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of equity secu-rities, primarily the common stock of large, United States-based companies with outstanding financial characteristics and strong growth prospects that can be purchased at reasonable valuations. The fund may not change its investment objective without shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
-------------------------------------------------------------------------------

  Normally, the fund invests at least 80% of its total assets in equity se-curities. These investments will consist primarily of common stocks of companies with large market capitalizations (typically over $1 billion at the time of purchase). Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, rights and warrants.

  The basis of the adviser's investment philosophy is to "buy the company, not the stock." The adviser believes that the fund can achieve long-term results by investing in a select number of well managed companies that have clear business plans, specific financial goals, above-average earn-ings and dividend growth rates, and whose shares can be purchased at rea-sonable valuations.

  The adviser's stock selection process is bottom-up, which means it focuses on individual stocks rather than industries or sectors. (Top-down invest-ors would first decide which industries or sectors they want to emphasize and then would look for stocks that fit those requirements.) This process has three steps. First, the adviser asks three questions:

  .   Does the adviser understand the company's business?

  .   Is the company's management shareholder-conscious?

  .   Is the company's long-term outlook favorable?

  Next, the adviser screens for companies that:

  .   Have reasonable price-to-earnings ratios.

  .   Have above average total return potential.

  .   Are leaders in their industries.

  .   Are highly profitable.

  .   Are financially strong (low levels of debt).

  Finally, all investment decisions must receive the approval of the advis-er's internal investment committee.

  The adviser sells shares of a company when:

  .   The company fails to meet the adviser's investment criteria.

  .   The adviser finds a more attractive investment.

  .   The valuation of the company's shares becomes excessive.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
-------------------------------------------------------------------------------

  As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or be-cause the adviser did not implement its strategy properly. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

  As with all equity funds, the risks that could affect the value of the fund's shares and the total return on your investment include the possi-bility that the equity securities held by the fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securi-ties may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly re-lated to a specific company, such as decisions made by its management.

  Investing in stocks of smaller companies can be riskier than investing in larger, more mature companies. Smaller companies may be more vulnerable to adverse developments than larger companies because they tend to have nar-rower product lines and more limited financial resources. Their stocks may trade less frequently and in limited volumes.

  Growth funds may not perform as well as other types of mutual funds when growth investing is out of favor. The values of growth stocks may be more sensitive to charges in current or expected earnings than the value of other stocks.

HOW HAS THE FUND PERFORMED?
-------------------------------------------------------------------------------

  The following information illustrates some of the risks of investing in the fund. The bar chart shows how performance of the fund has varied from year to year. The average annual return table compares the average annual returns of the fund to those of a broad-based securities market index. Re-turns are based on past results and are not an indication of future performance.

Calendar Year Returns


                                    [GRAPH]

                             1998          18.57%
                             1999          14.05%


  During the periods shown in the chart for the fund, the highest return for a quarter was 21.86% (quarter ending 12/31/98) and the lowest return for a quarter was -11.41% (quarter ending 09/30/98). For the period from January 1, 2000, through June 30, 2000, the fund returned -7.26%.

Average Annual Returns For Periods Ended December 31, 1999

                                       Since
                               1 Year 10/2/97*
  --------------------------------------------
   Sirach Growth II Portfolio  14.05%  14.29%
  --------------------------------------------
   S & P 500 Index             21.04%  23.26%

  * Beginning of operations. Index comparisons begin on September 30, 1997.

WHAT ARE THE FUND'S FEES AND EXPENSES?
-------------------------------------------------------------------------------

Shareholder Transaction Fees (fees paid directly from your investment)

  The fund is a no-load investment, which means there are no fees or charges to buy or sell its shares, to reinvest dividends or to exchange into other UAM Funds.

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

  The fund does have annual operating expenses and as a shareholder you pay them indirectly. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

   Management Fees                       0.70%
  --------------------------------------------
   Other Expenses                        0.73%
  --------------------------------------------
   Total Annual Fund Operating Expenses  1.43%

Example

  This example can help you to compare the cost of investing in the fund to the cost of investing in other mutual funds. The example assumes you in-vest $10,000 in the fund for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year                3 Years                           5 Years                           10 Years
  ---------------------------------------------------------------------------------------------------
    $146                  $452                              $782                              $1,713

 Investing with the UAM Funds


BUYING SHARES
-------------------------------------------------------------------------------

By Mail

  You can open an account with the fund by sending a check or money order and your account application to the UAM Funds. You should make your check or money order payable to the "UAM Funds." The UAM Funds do not accept third-party checks. You can add to an existing account by sending a check and, if possible, the "Invest by Mail" stub that accompanied your state-ment to the UAM Funds. Be sure your check identifies clearly your name, your account number and the fund name.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

  Express Mail Address

  UAM Funds
  210 West 10th Street
  Kansas City, MO 64105

By Wire

  To open an account by wire, first call 1-877-826-5465 for an account num-ber and wire control number. Next, send your completed account application to the UAM Funds. Finally, wire your money using the wiring instructions set forth below. To add to an existing account by wire, call 1-877-826-5465 to get a wire control number and wire your money to the UAM Funds.

  Wiring Instructions

  United Missouri Bank
  ABA # 101000695
  UAM Funds
  DDA Acct. # 9870964163
  Ref: fund name/account number/
  account name/wire control number

By Automatic Investment Plan (Via Automated Clearing House or ACH)

  You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a com-pleted application to the UAM Funds. To cancel or change a plan, write to the UAM Funds. Allow up to 15 days to create the plan and 3 days to cancel or change it.

Minimum Investments

  You can open an account with the fund with a minimum initial investment of $2,500 ($500 for individual retirement accounts (IRAs) and $250 for Spousal IRAs). You can buy additional shares for as little as $100.

Fund Codes

  The fund's reference information, which is listed below, will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily net asset value per share (NAV) or get additional information.

     Trading
     Symbol                            CUSIP                                               Fund Code
  --------------------------------------------------------------------------------------------------
      HANSX                          902556844                                                649

Rights Reserved by the UAM Funds

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares;

  .   Reject any purchase order; or

  . Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting manage-ment and by increasing expenses.)

REDEEMING SHARES
-------------------------------------------------------------------------------

By Mail

  Send a letter to the UAM Funds specifying:

  .   The fund name;

  .   The account number;

  .   The dollar amount or number of shares you wish to redeem;

  .   The account name(s); and

  .   The address.

  All registered share owner(s) in the exact name(s) and any special capac-ity in which they are registered must sign the letter.

  Certain shareholders may need to include additional documents to redeem shares. Please see the Statement of Additional Information (SAI) if you need more information.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

By Telephone

  You may redeem shares over the phone by calling 1-877-826-5465. To partic-ipate in this service and to receive your redemptions by wire, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Online

  You can redeem shares on the Internet at www.uam.com. For login informa-tion, including your personal identification number (PIN), please call 1-877-826-5465.

By Systematic Withdrawal Plan (Via ACH)

  If your account balance is at least $10,000, you may transfer as little as $100 per month from your UAM Funds account to another financial institu-tion. To participate in this service, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Payment of Redemption Proceeds

  Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file). The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form.

  The UAM Funds may require that a bank or member firm of a national securi-ties exchange guarantee signatures. A notary public cannot guarantee a signature. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the UAM Funds may require a share-holder to furnish additional legal documents to insure proper authoriza-tion.

  If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date. You may avoid these delays by paying for shares with a certified check, bank check or money order.

Rights Reserved by the UAM Funds

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the New York Stock Exchange is restricted; or

  . The Securities and Exchange Commission allows the UAM Funds to delay redemptions.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. You can also exchange shares of the UAM Funds on the Internet at www.uam.com. For login information, including your personal identification number (PIN), please call 1-877-826-5465. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

Rights Reserved by the UAM Funds

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders;

  .   Reject any request for an exchange; or

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund on each day the New York Stock Exchange is open at a price equal to its NAV next computed af-ter it receives and accepts your order. NAVs are calculated as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. East-ern Time). Therefore, to receive the NAV on any given day, the UAM Funds must accept your order before the close of trading on the New York Stock Exchange that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following business day.

  Since securities that are traded on foreign exchanges may trade on days when the New York Stock Exchange is closed, the value of a UAM Fund may change on days when you are unable to purchase or redeem shares.

  The UAM Funds calculate their NAVs by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use current market prices to value their investments. However, the UAM Funds may value investments at fair value when market prices are not readily available or when events oc-cur that make established valuation methods (such as stock exchange clos-ing prices) unreliable. The UAM Funds will determine an investment's fair value according to methods established by the Board. The UAM Funds value debt securities that are purchased with remaining maturi-ties of 60 days or less at amortized cost, which approximates market val-ue. The UAM Funds may use a pricing service to value some of their assets, such as debt securities or foreign securities.

Buying or Selling Shares through a Financial Intermediary

  You may buy or sell shares of the UAM Funds through a financial intermedi-ary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must re-ceive your order before the close of trading on the New York Stock Ex-change that day. Your financial intermediary is responsible for transmit-ting all purchase and redemption requests, investment information, docu-mentation and money to the UAM Funds on time. Your financial intermediary may charge additional transaction fees for its services.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

In-Kind Transactions

  Under certain conditions and at the UAM Funds' discretion, you may pay for shares of a UAM Fund with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities in-stead of cash.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine. The UAM Funds will not be re-sponsible for any loss, liability, cost or expense for following instruc-tions received by telephone reasonably believed to be genuine.

ACCOUNT POLICIES
-------------------------------------------------------------------------------

Small Accounts

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts; or

  . When the value of your account falls because of market fluctuations and not your redemptions.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

Distributions

  Normally, the fund distributes its net investment income quarterly and its net capital gains at least once a year. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the fund, un-less you elect on your account application to receive them in cash.

Federal Taxes

  The following is a summary of the federal income tax consequences of in-vesting in the fund. This summary does not apply to shares held in an in-dividual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such ac-counts may, however, be taxable at some time in the future. You should al-ways consult your tax advisor for specific guidance regarding the tax ef-fect of your investment in the UAM Funds.

  Taxes on Distributions Distributions of the fund will generally be taxable to shareholders as ordinary income or capital gains. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The amount of tax you may pay on a distribution will be based on the amount of time the fund held its investments, not how long you held your shares. Dividends and distribu-tions of short-term capital gains (capital gains relating to securities held for twelve months or less) are generally taxable at the same rate as ordinary income. Distributions of long-term capital gains (capital gains relating to securities held for more than twelve months) are generally taxable as long-term capital gains. Once a year UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying a dividend" and should be avoided.

  The fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the fund receives from U.S. corpora-tions may be eligible for the corporate dividends-received deduction, sub-ject to certain holding period requirements and financing limitations.

  If the fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the fund received from sources in foreign countries. The fund may elect to treat some of those taxes as a distribution to shareholders, which would allow share-holders to offset some of their U.S. federal income tax.

  Taxes on Exchanges and Redemptions When you exchange or redeem shares in the fund, you may recognize a capital gain or loss for federal tax purpos-es. This gain or loss will be based on the difference between the cost of your shares (tax basis) and the amount you receive for them. To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.

  Generally, your gain or loss will be long-term or short-term depending on whether your holding period exceeds 12 months. However, any loss you real-ize on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions you received on the shares.

  Backup Withholding By law, the fund must withhold 31% of your distribu-tions and redemption proceeds if you fail (i) to provide complete, correct taxpayer information, (ii) to properly include on your return payments of taxable interest or dividends, or (iii) to certify to the fund that you are not subject to back-up withholding when required to do so or that you are an "exempt recipient."

State and Local Taxes

  You may also have to pay state and local taxes on distributions and re-demptions. However, state taxes may not apply to portions of distributions that are attributable to interest on federal securities. As mentioned above, you should always consult your tax advisor for specific guidance regarding the tax effect of your investment in the fund.

 Additional Information About the Fund


OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to its principal investment strategies, the fund may use the investment strategies described below. The fund may also employ investment practices that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concern-ing any of the fund's investment practices and its risks, you should read the SAI.

Derivatives

  The fund may invest in derivatives, a category of investments that in-cludes forward foreign currency exchange contracts, futures, options and swaps to protect its investments against changes resulting from market conditions (a practice called "hedging"), to reduce transaction costs or to manage cash flows. Forward foreign currency exchange contracts, futures and options are called derivatives because their value is based on an un-derlying asset or economic factor. Derivatives are often more volatile than other investments and may magnify the fund's gains or losses. There are various factors that affect the fund's ability to achieve its objec-tives with derivatives. Successful use of a derivative depends on the de-gree to which prices of the underlying assets correlate with price move-ments in the derivatives the fund buys or sells. The fund could be nega-tively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

Foreign Securities

  The fund may invest in securities of companies located outside of the United States, American Depositary Receipts, European Depositary Receipts and other similar global instruments. When the fund invests in foreign se-curities, it will be subject to risks not typically associated with domes-tic securities. Foreign investments, especially those of companies in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for the fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less devel-oped.

Short-Term Investing

  At times, the adviser may decide to invest up to 100% of the fund's assets in a variety of high-quality, short-term debt securities, such as U.S. government securities. The adviser may invest in these types of securities for temporary defensive purposes, to earn a return on uninvested assets or to meet redemptions. The adviser may temporarily adopt a defensive posi-tion to reduce changes in the value of the shares of the fund that may re-sult from adverse market, economic, political or other developments. When the adviser pursues a temporary defensive strategy, the fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the fund from achieving its stated objectives.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  While on August 4, 2000, the Board of Trustees of UAM Funds Trust approved a change in adviser for the fund from Hanson Investment Management Company ("Hanson") to Sirach Capital Management Company, Inc. ("Sirach") the same team of investment professionals continues to manage the fund. Sirach is located at 600 University Street, 3323 One Union Square, Seattle, Washing-ton 98101. As of September 11, 2000, Sirach's address will be changing to 520 Pike Tower, 28th Floor, Seattle, Washington 98101-1389. Sirach and Hanson are both affiliates of UAM. Sirach has provided investment manage-ment services to corporations, pension and profit-sharing plans, 401(k) and thrift plans, endowments, trusts, estates and other institutions and individuals since 1970. The change in adviser is not expected to result in any change in the actual investment management services, administrative functions, supervisory responsibilities or fee arrangements for the fund.

  During its most recent fiscal year, the fund paid 0.70% of its average net assets in advisory fees to the adviser.

Portfolio Managers

  A team of the adviser's investment professionals has primary responsibil-ity for the day-to-day management of the fund.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Brokers, dealers, banks, trust companies and other financial representa-tives may receive compensation from the fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

  For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the fund that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the fund. In addition, your financial representatives may charge you other ac-count fees for buying or redeeming shares of the fund or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

  The fund may pay all or part of the fees paid to financial representa-tives. Periodically, UAM Funds' board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The fund does not pay these service fees on shares purchased directly. In addition, the adviser and its affiliates may, at their own expense, pay financial representatives for these services.

  The adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with re-spect to the fund. The adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the fund.

 Financial Highlights



  The financial highlights table is intended to help you understand the fi-nancial performance of the fund for the fiscal periods indicated. Certain information contained in the table reflects the financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund assuming all divi-dends and distributions were reinvested. PricewaterhouseCoopers LLP has audited this information. The financial statements and the unqualified opinion of PricewaterhouseCoopers LLP are included in the annual report of the fund, which is available upon request by calling the UAM Funds at 1-877-826-5465.

   Periods Ended April 30,                       2000      1999     1998#
  --------------------------------------------------------------------------
   Net Asset Value, Beginning of Period       $ 13.19   $ 11.38   $ 10.00
   Income from Investment Operations:
   Net Investment Income                        (0.03)    (0.04)    (0.02)
   Net Realized and Unrealized Gain (Loss)      (0.13)     1.91      1.40
    Total From Investment Operations            (0.16)     1.87      1.38
   Distributions:
   Net Realized Gain                            (0.39)    (0.06)      --
   Net Asset Value, End of Period             $ 12.64   $ 13.19   $ 11.38
   Total Return                                 (1.20)%   16.52%    13.80%+
   Ratios and Supplemental Data
   Net Assets, End of Period (Thousands)      $30,003   $30,450   $25,690
   Ratio of Expenses to Average Net Assets       1.43%     1.40%     1.56%*
   Ratio of Net Investment Income (Loss) to
    Average Net Assets                          (0.27)%   (0.38)%   (0.35)%*
   Portfolio Turnover Rate                         41%       28%       11%

  # For the period from October 2, 1997 (commencement of operations), through April 30, 1998.
  * Annualized
  + Not annualized

Sirach Growth II Portfolio

  Investors who want more information about the fund should read the fund's annual/semi-annual reports and the fund's statement of additional informa-tion. The annual/semi-annual reports of the fund provide additional infor-mation about its investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the fund during the last fiscal year. The statement of additional information contains additional detailed in-formation about the fund and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of the statement of additional informa-tion, shareholder reports and other information about the UAM Funds and can make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com

  You can review and copy information about the fund (including the statement of additional information) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

  Investment Company Act of 1940 file number: 811-8544.

                                 [LOGO OF UAM]

                                 UAM Funds Trust
                                  PO Box 219081
                              Kansas City, MO 64121
                      (Toll free) 1-877-UAM-LINK (826-5465)






                           Sirach Growth II Portfolio
                       (Formerly, Hanson Equity Portfolio)
                               Institutional Class




                       Statement of Additional Information
                                 August 28, 2000





     This statement of additional information is not a prospectus. However, you should read it in conjunction with the prospectus of the Fund dated August 28, 2000, as supplemented from time to time. You may obtain the Fund's prospectus by contacting the UAM Funds at the address listed above.

     The audited financial statements of the Fund and the related report of PricewaterhouseCoopers LLP, independent accountants of the Fund, are incorporated herein by reference in the section called "Financial Statements." No other portions of the annual report are incorporated by reference.

Table Of Contents

Description of Permitted Investments.....................................  1
   Borrowing.............................................................  1
   Debt Securities.......................................................  1
   Derivatives...........................................................  7
   Equity Securities..................................................... 15
   Foreign Securities.................................................... 17
   Investment Companies.................................................. 21
   Repurchase Agreements................................................. 21
   Restricted Securities................................................. 21
   Securities Lending.................................................... 22
   Short Sales........................................................... 22
   When Issued Transactions.............................................. 23
Investment Policies of the Fund.......................................... 23
Management of the Company................................................ 24
   Board Members......................................................... 24
   Officers.............................................................. 26
Principal Shareholders................................................... 28
Investment Advisory and Other Services................................... 28
   Investment Adviser.................................................... 28
   Distributor........................................................... 29
   Shareholder Servicing Arrangements.................................... 29
   Administrative Services............................................... 30
   Custodian............................................................. 31
   Independent Accountants............................................... 31
   Code of Ethics........................................................ 32
Brokerage Allocation and Other Practices................................. 32
   Selection of Brokers.................................................. 32
   Simultaneous Transactions............................................. 32
   Brokerage Commissions................................................. 32
Capital Stock and Other Securities....................................... 33
Purchase, Redemption and Pricing of Shares............................... 35
   Net Asset Value Per Share............................................. 35
   Purchase of Shares.................................................... 36
   Redemption of Shares.................................................. 38
   Exchange Privilege.................................................... 38
   Transfer Of Shares.................................................... 39
   Performance Calculations.............................................. 39
   Total Return.......................................................... 39
   Yield................................................................. 39
   Comparisons........................................................... 40
Financial Statements..................................................... 40
Glossary................................................................. 40
Bond Ratings............................................................. 41
   Moody's Investors Service, Inc........................................ 41
   Standard & Poor's Ratings Services.................................... 44
   Fitch Ratings......................................................... 46
Comparative Benchmarks................................................... 47

Description of Permitted Investments

     As described in the Fund's prospectus, the Fund may use a variety of investment strategies in addition to its principal investment strategies. This SAI describes each of these investments/strategies and their risks. The Fund may not notify shareholders before employing new strategies, unless it expects such strategies to become principal strategies. You can find more information concerning the limits on the ability of the Fund to use these investments in "Investment Policies of the Fund."

BORROWING
-------------------------------------------------------------------------------

     The Fund may not borrow money, except that if permitted by its fundamental investment policies:

     . It may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed);

     . It may borrow up to an additional 5% of its total assets from anyone for temporary purposes;

     . It may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities; and

     . It may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

     Borrowing is a form of leverage, which may magnify the Fund's gain or loss. To mitigate the risks of leverage, the Fund will limit the amount it may borrow to not more than 33 1/3% of its total assets, taken at market value. In addition, the Fund will only borrow from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

DEBT SECURITIES
--------------------------------------------------------------------------------

     Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

Types of Debt Securities

     U.S. Government Securities

     U.S. government securities are securities that the U.S. Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury bills, which have initial maturities of less than one year, treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed Securities" and "Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in "Mortgage-Backed Securities" and "Other Asset-Backed Securities."

     The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the U.S. government generally does not back agency securities. Agency securities are typically supported in one of three ways:

     .   By the right of the issuer to borrow from the U.S. Treasury;

     . By the discretionary authority of the U.S. government to buy the obligations of the agency; or

     .   By the credit of the sponsoring agency.

     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the Fund.

     Corporate Bonds

     Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

     Mortgage-Backed Securities

     Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

     Governmental entities, private insurers and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

     Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Government National Mortgage Association (GNMA)

     GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

     Federal National Mortgage Association (FNMA)

     FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

     Federal Home Loan Mortgage Corporation (FHLMC)

     FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing.

     FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

     Commercial Banks, Savings And Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers and other Secondary Market Issuers

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

     Risks of Mortgage-Backed Securities

     Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

     Other Asset-Backed Securities

     These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

     To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     The Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

     Collateralized Mortgage Obligations (CMOs)

     CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs typically pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

     A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

     Short-Term Investments

     To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

     Bank Obligations

     The Fund will only invest in a security issued by a commercial bank if the bank:

     . Has total assets of at least $1 billion, or the equivalent in other currencies;

     . Is a U.S. bank and a member of the Federal Deposit Insurance Corporation; and

     . Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.

     Time Deposits

     Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The Fund may only purchase time deposits maturing from two business days through seven calendar days.

     Certificates of Deposit

     Certificates of deposit are negotiable certificates issued against money deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

     Bankers' Acceptance

     A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

     Commercial Paper

     Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Fund may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Bond Ratings" for a description of commercial paper ratings.

     Stripped Mortgage-Backed Securities

     Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

     Yankee Bonds

     Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

     Zero Coupon Bonds

     These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its assets to generate sufficient cash to satisfy certain income distribution requirements.

     These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U. S. Treasury sells itself.

     The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the Fund can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

Terms to Understand

     Maturity

     Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

     Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

     Duration

     Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

     An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

Factors Affecting the Value of Debt Securities

     The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

     Interest Rates

     The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

     Prepayment Risk

     This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the Fund. If left unattended, drifts in the average maturity of the Fund can have the unintended effect of increasing or reducing its effective duration, which may adversely affect its expected performance.

     Extension Risk

     The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

     Credit Rating

     Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

     Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

     A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

     Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

     Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Fund currently use ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P"), Duff & Phelps Rating Co. and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

     The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the Fund buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. The Fund may invest in securities of any rating.

DERIVATIVES
--------------------------------------------------------------------------------

     Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. Unless, otherwise stated in the Fund's prospectus, the Fund can use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, the Fund will have offset any depreciation in the value of its assets by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.


Types of Derivatives

     Futures

     A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

     Futures contracts are traded in the United States on commodity exchanges or Boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

     Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, or custodian bank when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

     Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. The opposite is also true. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

     The Fund may incur commission expenses when it opens or closes a futures position.

     Options

     An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

     Purchasing Put and Call Options

     When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

     Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

     The purchaser of an option may terminate its position by:

     .   Allowing it to expire and losing its entire premium;

     . Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

     .   Closing it out in the secondary market at its current price.

     Selling (Writing) Put and Call Options

     When the Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

     The Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

     The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

     The Fund is permitted only to write covered options. The Fund can cover a call option by owning:

     . The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

     . A call option on the same security or index with the same or lesser exercise price;

     . A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

     . Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

     . In the case of an index, the Fund of securities that corresponds to the index.

     The Fund can cover a put option by:

     .   Entering into a short position in the underlying security;

     . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

     . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

     .   Maintaining the entire exercise price in liquid securities.


     Options on Securities Indices

     Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     Options on Futures

     An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

     The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

     The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

     The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its assets.

     The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

     Combined Positions

     The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     Forward Foreign Currency Exchange Contracts

     A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     . Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).

     . Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC.

     .   Do not require an initial margin deposit.

     . May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

     Foreign Currency Hedging Strategies

     A "settlement hedge" or "transaction hedge" is designed to protect the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

     The Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

     The Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

     It is difficult to forecast with precision the market value of certain assets at the expiration or maturity of a forward or futures contract. Accordingly, the Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

     Swaps, Caps, Collars and Floors

     Swap Agreements

     A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

     Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

     Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

     A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund will cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

     Equity Swaps -- In a typical equity index swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

     Interest Rate Swaps -- Interest rate swaps are financial instruments that involve the exchange on one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swap involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

     Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

     Currency Swaps -- A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

     Caps, Collars and Floors

     Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Risks of Derivatives

     While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.

     When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

     Correlation of Prices

     The Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the assets the Fund it is trying to hedge. However, if the Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

     Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

     . Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

     . A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

     . Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

     Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

     While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.

     Lack of Liquidity

     Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out its position. In an illiquid market, the Fund may:

     . Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

     .   Have to purchase or sell the instrument underlying the contract;

     .   Not be able to hedge its investments; and

     .   Not be able realize profits or limit its losses.

     Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

     . An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

     . Unusual or unforeseen circumstances may interrupt normal operations of an exchange;

     . The facilities of the exchange may not be adequate to handle current trading volume;

     . Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

     . Investors may lose interest in a particular derivative or category of derivatives.

     Management Risk

     If the adviser incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on its adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

     Volatility and Leverage

     The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

     .   Actual and anticipated changes in interest rates;

     .   Fiscal and monetary policies; and

     .   National and international political events.

     Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

     Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.

     If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

EQUITY SECURITIES
--------------------------------------------------------------------------------


Types of Equity Securities

     Common Stocks

     Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's Board of directors.

     Preferred Stocks

     Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

     Convertible Securities

     Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at the Fund's option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer's capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock).

     Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. In addition, they are also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

     A synthetic convertible security is a combination investment in which the Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

     While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics, and other factors. Because the Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with the Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss, the market price of the option component generally reflects these differences in maturities, and the Adviser and applicable sub-adviser take such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, the Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If the Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

     Rights and Warrants

     A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.


     An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities

     General Risks of Investing in Stocks

     While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

     Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

     . Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

     . Factors affecting an entire industry, such as increases in production costs; and

     . Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

     Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

     Small and Medium-Sized Companies

     Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

     Technology Companies

     Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

FOREIGN SECURITIES
--------------------------------------------------------------------------------


Types of Foreign Securities

     Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. People can invest in foreign securities in a number of ways:

     . They can invest directly in foreign securities denominated in a foreign currency;

     . They can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and

     .   They can invest in investment funds.

     American Depositary Receipts (ADRs)

     American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. EDRs are similar to ADRs, except that they are typically issued by European Banks or trust companies.

     Emerging Markets

     An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

     Investment Funds

     Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of a UAM Fund that invests in such investment funds will bear not only their proportionate share of the expenses of the UAM Fund (including operating expenses and the fees of the adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities

     Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.


     Political and Economic Factors

     Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

     . The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

     . Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

     . The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

     . The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

     . A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

     Information and Supervision

     There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

     Stock Exchange and Market Risk

     The adviser anticipates that in most cases an exchange or over-the-counter
     (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

     . They are generally more volatile and not as developed or efficient as than those in the United States;

     .   They have substantially less volume;

     . Their securities tend to be less liquid and to experience rapid and erratic price movements;

     . Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates;

     . Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets; and

     . They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

     Foreign Currency Risk

     While the UAM Funds denominate their net asset value in United States dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the United States dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

     . It may be expensive to convert foreign currencies into United States dollars and vice versa;

     . Complex political and economic factors may significantly affect the values of various currencies, including United States dollars, and their exchange rates;

     . Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

     . There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

     . Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

     . The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

     Taxes

     Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Fund does not expect such foreign withholding taxes to have a significant impact on performance.

     Emerging Markets

     Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

     .   Have relatively unstable governments;

     . Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

     .   Offer less protection of property rights than more developed countries;
         and

     . Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

     Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The Euro

     The single currency for the European Economic and Monetary Union ("EMU"), the Euro, is scheduled to replace the national currencies for participating member countries over a period that began on January 1, 1999 and ends in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

     On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and redenominating many investments, currency balances and transfer mechanisms into Euros. The Fund also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, the Fund expects the conversion to the Euro to impact investments in countries that adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

     . Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

     . Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?

     .    How will existing currencies be exchanged into Euro?

     . Will suitable clearing and settlement payment systems for the new currency be created?

INVESTMENT COMPANIES
--------------------------------------------------------------------------------

     The Fund may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the Fund. Like other shareholders, the Fund would pay its proportionate share of those fees. Consequently, shareholders of the Fund would pay not only the management fees of the Fund, but also the management fees of the investment company in which the Fund invests. The Fund may invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     The SEC has granted an order that allows the Fund to invest the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Fund, provided that the investment is:

     .   For cash management purposes;

     .   Consistent with the Fund's investment policies and restrictions; and

     . The adviser to the investing Fund waives any fees it earns on the assets of the Fund that are invested in the UAM DSI Money Market Fund.

     The Fund will bear expenses of the UAM DSI Money Market Fund on the same basis as all of its other shareholders.

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

     In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). The Fund normally uses repurchase agreements to earn income on assets that are not invested.

     When the Fund enters into a repurchase agreement it will:

     . Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form; and

     . Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower to "mark to the market" on a daily basis).

     If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the Fund's right to sell the security may be restricted. In addition, the value of the security might decline before the Fund can sell it and the Fund might incur expenses in enforcing its rights.

RESTRICTED SECURITIES
--------------------------------------------------------------------------------

     The Fund may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Board, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the Fund's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

SECURITIES LENDING
--------------------------------------------------------------------------------

     The Fund may lend a portion of its total assets to broker- dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. When the Fund lends its securities, it will follow the following guidelines:

     . The borrower must provide collateral at least equal to the market value of the securities loaned;

     . The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government;

     . The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

     .   It must be able to terminate the loan at any time;

     . It must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments); and

     .   It must determine that the borrower is an acceptable credit risk.

     These risks are similar to the ones involved with repurchase agreements. When the Fund lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, the Fund could:

     . Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

     .   Experience delays in recovering its securities.


SHORT SALES
--------------------------------------------------------------------------------


Description of Short Sales

     Selling a security short involves an investor sale of a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

     Investors typically sell securities short to:

     .   Take advantage of an anticipated decline in prices.

     .   Protect a profit in a security it already owns.

     The Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, the Fund can profit if the price of the security declines between those dates.

     To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund will incur transaction costs in effecting short sales. The Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

     The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

Short Sales Against the Box

     In addition, the Fund may engage in short sales "against the box." In a short sale against the box, the Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. The Fund will incur transaction costs to open, maintain and close short sales against the box.

Restrictions on Short Sales

     The Fund will not short sell a security if:

     . After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund net assets.

     . The market value of the securities of any single issuer that have been sold short by the Fund would exceed the two percent (2%) of the value of the Fund's net assets.

     . Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

     Whenever the Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN ISSUED TRANSACTIONS
--------------------------------------------------------------------------------

     A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account. The Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

     The Fund uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

     When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

     The Fund will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.

INVESTMENT POLICIES OF THE FUND

     The following investment limitations are fundamental, which means the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. The Fund will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The Fund will not:

     . With respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. government or any if its agencies or instrumentalities).

     . With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any one issuer.

     . Invest more than 25% of its assets in companies within a single industry; however, there are no limitations on investments made in instruments issued or guaranteed by the U.S. government and its agencies.

     . Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 331/3% of the portfolio's gross assets valued at the lower of market or cost.

     .   Invest in physical commodities or contracts on physical commodities.

     . Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

     . Make loans except (i) by purchasing debt securities in accordance with its investment objectives, (ii) entering into repurchase agreements or
         (iii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

     .   Underwrite the securities of other issuers.

     . Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

MANAGEMENT OF THE COMPANY

     The Board manages the business of the Company. The Board elects officers to manage the day-to-day operations of the Company and to execute policies the Board has formulated. The Company pays each Independent Director the following fees:

     .   A $200 quarterly retainer fee per active Fund;

     . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;

     .   $1,500 for each private meeting of the Board;

     .   $1,000 for each telephonic meeting of the Board; and

     . $1,000 per day for attending seminars, up to a maximum of three events per year.

     In addition, the Company reimburses each Independent Director for travel and other expenses incurred while attending board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the Directors and allocated proportionately among all Funds in the UAM Complex. The Company does not pay its Interested Directors or officers for their services as Directors or officers.

BOARD MEMBERS
--------------------------------------------------------------------------------

     The following table lists the Board members and officers of the Company and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Company and total compensation received from the UAM Funds Complex. The UAM Funds Complex is currently comprised of 49 portfolios. Those people with an asterisk (*) beside their name are "interested persons" of the Company as that term is defined in the 1940 Act. Mr. English does have an investment advisory relationship with Investment Counselors of Maryland, an investment adviser to one of the portfolios in the UAM Funds Complex. However, the Company does not believe that the relationship is a material business relationship, and, therefore, does not consider him to be an interested Board member. If these circumstances change, the Board will determine whether any action is required to change the composition of the Board.

                                                                                           Aggregate       Total Compensation
                                                                                       Compensation from     From UAM Funds
    Name, Address, Date of                                                               Company as of        Complex as of
    Birth                     Principal Occupations During the Past 5 years                 4/30/00              4/30/00
    ---------------------------------------------------------------------------------------------------------------------------
    John T. Bennett, Jr.      Mr. Bennett is President of Squam Investment Management       $9,380               $38,950
    RR2 Box 700               Company, Inc. and Great Island Investment Company, Inc.
    Center Harbor, NH 03226   (investment  management). From 1988 to 1993, Mr. Bennett
    1/26/29                   was President of Bennett Management Company. Mr.
                              Bennett serves on the Board of each Company in the
                              UAM Funds Complex.
    ---------------------------------------------------------------------------------------------------------------------------
    Nancy J. Dunn             Ms. Dunn has been Financial Officer of World Wildlife         $9,380               $38,950
    1250 24/th/ St., NW       Fund (nonprofit), since January 1999. From 1991 to
    Washington, DC  20037     1999, Ms. Dunn was Vice President for Finance and
    8/14/51                   Administration and Treasurer of Radcliffe College
                              (Education). Ms. Dunn serves on the Board of each
                              Company in the UAM Funds Complex.
    ---------------------------------------------------------------------------------------------------------------------------
    William A. Humenuk        Mr. Humenuk has been Senior Vice President Administration,    $9,380               $38,950
    10401 N. Meridian St      General Counsel and Secretary of Lone Star Industries Inc.
    Suite 400                 (cement and ready-mix concrete) since March 2000. From
    Indianapolis, IN 46290    June 1998 to March 2000 he was Executive Vice President
    4/21/42                   and Chief Administrative Officer of Philip Services
                              Corp. (ferrous scrap processing, brokerage and industrial
                              outsourcing services). Mr. Humenuk was a Partner in the
                              Philadelphia  office of the law firm Dechert Price & Rhoads from July 1976 to June 1998. He was also formerly a Director of Hofler Corp. (manufacturer of gear grinding machines). Mr.
                              Humenuk serves on the Board of each Company in the UAM Funds
                              Complex.
    ---------------------------------------------------------------------------------------------------------------------------
    Philip D. English         Mr. English is President and Chief Executive Officer          $9,380               $38,950
    16 West Madison Street    of Broventure Company, Inc., a company engaged in the
    Baltimore, MD 21201       investment management business. He is also Chairman
    8/5/48                    of the Board of Chektec Corporation (Drugs) and Cyber
                              Scientific, Inc. (computer mouse company). Mr. English
                              serves on the Board of each Company in the UAM Funds
                              Complex.

                                                                                           Aggregate       Total Compensation
                                                                                       Compensation from     From UAM Funds
    Name, Address, Date of                                                               Company as of        Complex as of
    Birth                     Principal Occupations During the Past 5 years                 4/30/00              4/30/00
    ---------------------------------------------------------------------------------------------------------------------------
    Norton H. Reamer*         Chairman, Chief Executive Officer and a Director of              0                    0
    One International Place   United Asset Management Corporation (financial
    Boston, MA 02110          services); Director, Partner or Trustee of each of
    3/21/35                   the Investment Companies of the Eaton Vance Group of
                              Mutual Funds (mutual funds).

OFFICERS
--------------------------------------------------------------------------------

    The following table lists the officers of the Company and provides information regarding their present positions, date of birth, address and their principal occupations during the past five years. The Company's officers are paid by UAM, its affiliates or SEI, but not by the Company.

    Name, Address, Date of    Position
    Birth                     with Company   Principal Occupations During the Past 5 years
    ----------------------------------------------------------------------------------------------------------------------
    Norton H. Reamer*         Board          You can find Mr. Reamer's biography in the table above.
    One International Place   Member;
    Boston, MA 02110          President
    3/21/35                   and Chairman
    ----------------------------------------------------------------------------------------------------------------------
    William H. Park           Vice           Executive Vice President and Chief Financial Officer of United Asset
    One International Place   President      Management Corporation (financial services) since 1998.
    Boston, MA 02110
    9/19/47
    ----------------------------------------------------------------------------------------------------------------------
    Gary L. French            Treasurer      President of UAMFSI (financial services) and UAMFDI (broker  dealer);
    211 Congress  Street                     Treasurer of the Fidelity  Group of Mutual Funds from 1991 to 1995 (mutual
    Boston, MA 02110                         funds); held various other offices with Fidelity  Investments  (financial
    7/4/51                                   services) from November 1990 to March 1995.
    ----------------------------------------------------------------------------------------------------------------------
    Linda T. Gibson           Secretary      General Counsel and Managing Director of UAM Investment Services, Inc.
    211 Congress Street                      (financial services); Senior Vice President and General Counsel of UAMFSI
    Boston, MA 02110                         (financial services) and UAMFDI (broker-dealer); Senior Vice President and
    7/31/65                                  Secretary of Signature Financial Group, Inc. (financial services) and affiliated broker-dealers from 1991 to 2000; Director and Secretary of
                                             Signature Financial Group Europe, Ltd. (financial services) from 1995 to 2000; Secretary of the Citigroup Family of Mutual Funds (mutual funds) from 1996 to 2000; Secretary of the 59 Wall Street Family  of
                                             Mutual Funds (mutual funds) from 1996 to 2000.
    ----------------------------------------------------------------------------------------------------------------------
    Martin J. Wolin           Assistant      Vice President and Associate General Counsel of UAMFSI (financial services)
    211 Congress  Street                     Secretary since February 1998; Assistant General Counsel of First Union
    Boston, MA 02110                         Corporation (financial services) from 1995 to 1998; Attorney with Signature
    9/15/67                                  Financial Group, Inc. (financial services) from 1994 to 1995.
    ----------------------------------------------------------------------------------------------------------------------
    Theresa DelVeccio         Assistant      Secretary of UAMFSI (financial services) since February 1998; Secretary and
    211 Congress Street       Secretary      Compliance Officer of UAMFDI (broker-dealer) since February 2000; Assistant
    Boston, MA 02110                         Vice President of Scudder Kemper Investments (financial services) from May
    12/23/63                                 1992 to February 1998.
    ----------------------------------------------------------------------------------------------------------------------



                              Position
    Name, Address,            with
    Date of Birth             Company        Principal Occupations During the Past 5 years
    ---------------------------------------------------------------------------------------------------------------------------
    Robert J. DellaCroce      Assistant      Director, Mutual Fund Operations - SEI Investments (financial services) since
    SEI Investments           Treasurer      June 1994; Senior Manager at Arthur Andersen (accounting firm) prior to 1994.
    One Freedom Valley Rd.
    Oaks, PA  19456
    12/17/63

Principal Shareholders

     As of August 21, 2000, the following persons or organizations held of record or beneficially 5% or more of the shares of the Fund:

     Name and Address of Shareholder                                                   Percentage of Shares Owned
     ----------------------------------------------------------------------------------------------------------------------
     Charles Schwab & Co., Inc.                                                                 100.00%
     Reinvest Account
     Attn Mutual Funds
     101 Montgomery Street
     San Francisco, CA 94104-4122
     ----------------------------------------------------------------------------------------------------------------------

     Any shareholder listed above as owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. Shareholders controlling the portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio. As of August 21, 2000, the directors and officers of the Company owned less than 1% of the outstanding shares of the Fund.


Investment Advisory and Other Services

INVESTMENT ADVISER
--------------------------------------------------------------------------------

     Sirach Capital Management, Inc., located at 3323 One Union Square, Seattle, Washington 98101, is the investment adviser to the fund. The adviser manages and supervises the investment of the fund's assets on a discretionary basis. The adviser, an affiliate of United Asset Management Corporation, has provided investment management services to corporations, pension and profit sharing plans, 401(k) and thrift plans, trusts, estates and other institutions and individuals since 1970.

     The adviser is a subsidiary of UAM. UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized more than 50 UAM Affiliated Firms. UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds Complex.

Investment Advisory Agreement

     This section summarizes some of the important provisions of the Investment Advisory Agreement. The Company has filed the Investment Advisory Agreement with the SEC as part of its registration statement on Form N-1A.

     Service Performed by Adviser

     The adviser:

     .   Manages the investment and reinvestment of the Fund's assets;

     . Continuously reviews, supervises and administers the investment program of the Fund; and

     . Determines what portion of the Fund's assets will be invested in securities and what portion will consist of cash.

     Limitation of Liability

     In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its obligations and duties under the Investment Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Investment Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement.

     Continuing an Investment Advisory Agreement

     The Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually:

     . By a majority of those Board Members who are not parties to the Investment Advisory Agreement or interested persons of any such party; and

     . By a majority of the Board Members or by a majority of the shareholders of the Fund.

     Terminating an Investment Advisory Agreement

     The Company may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

     . A majority of the Fund's shareholders vote to do so or a majority of Board Members vote to do so; and

     .    It gives the adviser 60 days' written notice.

     The adviser may terminate the Investment Advisory Agreement at any time, without the payment of any penalty, upon 90 days' written notice to the Company.

     An Investment Advisory Agreement will automatically and immediately terminate if it is assigned.

Advisory Fees

     For its services, the Fund pays its adviser a fee calculated at an annual rate of .70% of its average daily net assets. Due to the effect of fee waivers by the adviser, the actual percentage of average net assets that the Fund pays in any given year may be different from the rate set forth in its contract with the adviser. For the last three fiscal years, the Fund paid the following in advisory fees to the adviser:

       Fiscal Year End     Investment Advisory Fees Paid   Investment Advisory Fees Waived   Total Investment Advisory Fee
     -----------------------------------------------------------------------------------------------------------------------
           4/30/00                   $203,641                            $0                            $203,641
     -----------------------------------------------------------------------------------------------------------------------
           4/30/99                   $171,247                            $0                            $171,247
     -----------------------------------------------------------------------------------------------------------------------
           4/30/98                    $83,786                            $0                             $83,786


DISTRIBUTOR
--------------------------------------------------------------------------------

     UAMFDI serves as the distributor for each portfolio of the Company. The Company offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110. UAMFDI receives no compensation for its services as distributor of the Institutional Class Shares.

SHAREHOLDER SERVICING ARRANGEMENTS
--------------------------------------------------------------------------------

     UAM and each of its affiliates, may at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or services performed with respect to the Company or a fund. The person making such payments may do so out of its revenues, its profits or any other source available to it. Such servicing arrangements, when in effect, are made generally available to all qualified service providers. The adviser may also compensate its affiliated companies for referring investors to the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------


Administrator

     Pursuant to the Fund Administration Agreement with the Company, UAMFSI manages, administers and conducts the general business activities of the Company. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Company. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

     UAMFSI bears all expenses incurred in connection with the performance of its services under the Fund Administration Agreement. UAMFSI may, at its own expense, employ other people to assist it in performing its duties under the Fund Administration Agreement. Such people may be officers and employees who are employed by both UAMFSI and the Company. UAMFSI will pay such people for such employment. The Company will not incur any obligations with respect to such people. Other expenses incurred in the operation of the Company will be borne by the Company or other parties, including:

     .    Taxes, interest, brokerage fees and commissions;

     . Salaries and fees of officers and Board Members who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser;

     .    SEC fees and state Blue-Sky fees;

     .    EDGAR filing fees;

     .    Processing services and related fees;

     .    Advisory and administration fees;

     . Charges and expenses of pricing and data services, independent public accountants and custodians;

     .    Insurance premiums including fidelity bond premiums;

     .    Outside legal expenses;

     .    Costs of maintenance of corporate existence;

     . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of each portfolio of the Company;

     . Printing and production costs of shareholders' reports and corporate meetings;

     .    Cost and expenses of Company stationery and forms;

     .    Costs of special telephone and data lines and devices;

     .    Trade association dues and expenses; and

     .    Any extraordinary expenses and other customary expenses.

     The Fund Administration Agreement continues in effect from year to year if the Board specifically approves such continuance every year. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement automatically terminates upon its assignment by UAMFSI without the prior written consent of the Company.


Administration and Transfer Agency Fees

     The Fund pays a four-part fee to UAMFSI as follows:

     1. An annual fee to UAMFSI for administration services calculated as follows:

          .    $19,500 for the first operational class; plus

          .    $3,750 for each additional class; plus

          .    0.043% of the aggregate net assets of the Fund.

     2. An annual fee to UAMFSI for sub-administration and other services, which UAMFSI pays to SEI, calculated as follows:

          .    Not more than $35,000 for the first operational class; plus

          .    $5,000 for each additional operational class; plus

          . 0.03% of their pro rata share of the combined assets of the UAM Funds Complex.

     3. An annual fee to UAMFSI for transfer agent and dividend-disbursing services, which UAMFSI pays to DST Systems, Inc. calculated as follows:

          .    $10,500 for the first operational class; and

          .    $10,500 for each additional class.

     4. An annual fee to UAMFSI, which UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent, calculated as follows:

          .    $7,500 for the first operational class; and

          .    $2,500 for each additional class.

     For the last three fiscal years the Fund paid the following in administration fees:

                           Fiscal Year End                                          Total Administration Fee
     ------------------------------------------------------------------------------------------------------------------------
                               4/30/00                                                      $100,300
     ------------------------------------------------------------------------------------------------------------------------
                               4/30/99                                                      $ 23,531
     ------------------------------------------------------------------------------------------------------------------------
                               4/30/98                                                      $ 22,082


CUSTODIAN
--------------------------------------------------------------------------------

     The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Company.

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

     PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountant for each portfolio of the Company.

CODE OF ETHICS
--------------------------------------------------------------------------------

     The Company, its distributor and its investment advisers have adopted a code of ethics under Rule 17j-1 of the 1940 Act that permits personnel subject to their particular code of ethics to invest in securities, including securities that may be purchased or held by the Fund.

Brokerage Allocation and Other Practices

SELECTION OF BROKERS
--------------------------------------------------------------------------------

     The Investment Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Fund. The Investment Advisory Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the Fund. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Investment Advisory Agreement. In so doing, the Fund may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction. During the fiscal year ended April 30, 2000, the adviser directed $15,413,862 of the portfolio's brokerage transactions to Direct Access Brokerage Services in exchange for certain research services. Commissions paid on those transactions were $26,138.

     It is not the practice of the Company to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Company may place trades with qualified broker-dealers who recommend the Company or who act as agents in the purchase of Company shares for their clients.

     As of April 30, 2000, the Sirach Growth II Portfolio held 17,500 shares, $1,042,344 worth of shares of Citigroup, Inc., in addition, the Fund held 23,400 shares, $960,862 worth of shares of Wells Fargo Co., the Fund's regular brokers or dealers as defined in rule 10b-1 of the 1940 Act.

SIMULTANEOUS TRANSACTIONS
--------------------------------------------------------------------------------

     The adviser makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the Fund, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Company's Board periodically reviews the various allocation methods used by the adviser.

BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------


Equity Securities

     Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

Debt Securities

     Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Commissions Paid

     For the last three fiscal years, the Fund has paid the following in brokerage commissions.

                           Fiscal Year End                                           Brokerage Commissions
     ------------------------------------------------------------------------------------------------------------------------
                               4/30/00                                                      $37,173
     ------------------------------------------------------------------------------------------------------------------------
                               4/30/99                                                      $18,977
     ------------------------------------------------------------------------------------------------------------------------
                               4/30/98                                                      $33,367


CAPITAL STOCK AND OTHER SECURITIES

The Company

     The Company was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Company changed its name to "UAM Funds Trust." The Company's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI. The Company is an open-end, management investment company and the Fund is diversified. This means that with respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than U. S. government securities).

Description of Shares and Voting Rights

     The Company's Agreement and Declaration of Trust permits the Company to issue an unlimited number of shares of beneficial interest, without par value. The Board has the power to designate one or more series (portfolios) or classes of shares of beneficial interest without shareholder approval.

     Description of Shares

     When issued and paid for, the shares of each series and class of the Company are fully paid and non-assessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Board members can elect 100% of the Board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of a portfolio. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Board.

     If the Company is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocatable to that class. The Company will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the portfolio. A majority of the Board may authorize the liquidation of any portfolio or class at any time.

     The Company will not hold annual meetings except when required to by the 1940 Act or other applicable law.

     Class Differences

     The Board has authorized three classes of shares, Institutional, Institutional Service and Advisor. Not all of the portfolios issue all of the classes. The three classes represent interests in the same assets of a portfolio and, except as discussed below, are identical in all respects.

     . Institutional Shares do not bear any expenses for shareholder servicing and the distribution of such shares pursuant to a distribution plan or other 12b-1 plan;

     . Institutional Service Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures; and

     . Advisor Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. Advisor Shares also charge a sales load on purchases.

     .    Each class of shares has different exchange privileges.

     Distribution and shareholder servicing fees reduce a class's:

     .    Net income;

     .    Dividends; and

     .    NAV to the extent the portfolio has undistributed net income.


Dividend and Distribution Options

     There are three ways for shareholders to receive dividends and capital gains:

     . Income dividends and capital gains distributions are reinvested in additional shares at net asset value;

     . Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV; and

     .    Income dividends and capital gains distributions are paid in cash.

     Unless the shareholder elects otherwise in writing, all dividends and distributions will automatically be reinvested in additional shares of the Fund at NAV (as of the business day following the record date). Shareholders may change their dividend and distributions option by writing to the Fund at least three days before the record date for income dividend or capital gain distribution.

     Each portfolio sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.




Federal Taxes

     The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year so that it generally will be relieved of federal income and excise taxes. If the Fund were to fail to make sufficient distributions in a year, it would be subject to corporate income taxes and/or excise taxes. In addition, if the shortfall were large enough, the Fund could be disqualified as a regulated investment company. If the Fund were to fail to so qualify: (1) it would be taxed at regular corporate rates without any deduction for distributions to shareholder; and (2) its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income

     (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

     As of April 30, 2000, the Fund has no capital loss carryovers.

Purchase, Redemption and Pricing of Shares

NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------


Calculating NAV

     The purchase and redemption price of the shares of the Fund is equal to its NAV. The Fund calculates its NAV by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. For purposes of this calculation:

     . Liabilities include accrued expenses, dividends payable and other liabilities; and

     . Total assets include the market value of the securities held by the Fund, plus cash and other assets plus income accrued but not yet received.

     The Fund normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


How the Company Values it Assets

     Equity Securities

     Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against the U.S. dollar quoted by any major bank or by a broker.

     Debt Securities

     Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board determines that amortized cost reflects fair value.

     Other Assets

     The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Board.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

     Service Agents may enter confirmed purchase orders on behalf of their customers. To do so, the Service Agent must receive your investment order before the close of trading on the NYSE and must transmit it to the Fund before the close of its business day to receive that day's share price. The Fund must receive proper payment for the order by the time the Fund calculates its NAV on the following business day. Service Agents are responsible to their customers and the Company for timely transmission of all subscription and redemption requests, investment information, documentation and money.

     Shareholders can buy full and fractional (calculated to three decimal places) shares of the Fund. The Company will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

     The Company may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of the Fund's shares.

In-Kind Purchases

     At its discretion, the Company may permit shareholders to purchase shares of the Fund with securities, instead of cash. If the Company allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "How the Company Values it Assets" at the next determination of net asset value after acceptance. The Company will issue shares of the Fund at the NAV of the Fund determined as of the same time.

     The Company will only acquire securities through an in-kind purchase for investment and not for immediate resale. The Company will only accept in-kind purchases if the transaction meets the following conditions:

     .    The securities are eligible investments for the Fund;

     .    The securities have readily available market quotations;

     . The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise;

     . All dividends, interest, subscription, or other rights pertaining to such securities become the property of the Fund and are delivered to the Fund by the investor upon receipt from the issuer; and

     . Immediately after the transaction is complete, the value of all securities of the same issuer held by the Fund cannot exceed 5% of its net assets. This condition does not apply to U.S. government securities.

     Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the Fund's investments.

By Mail

     Requests to redeem shares must include:

     .    Share certificates, if issued;

     . A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered;

     .    Any required signature guarantees (see "Signature Guarantees"); and

     . Any other necessary legal documents for estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

By Telephone

     Shareholders may not do the following by telephone:

     . Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in this manner, you must submit a written request signed by each shareholder, with each signature guaranteed.

     .    Redeem shares represented by a certificate.

     The Company and UAMSSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened and before effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The Company or UAMSSC may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Company or UAMSSC does not employ the procedures described above. Neither the Company nor UAMSSC will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Redemptions-In-Kind

     If the Board determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of securities received in payment of redemptions.

     The Company has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board may deem advisable; however, payment will be made wholly in cash unless the Board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If the Fund pays redemption proceeds with securities instead of cash, it will value such securities as set forth under "How the Company Values its Assets." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

Signature Guarantees

     The Company requires signature guarantees for certain types of documents, including:

     .    Written requests for redemption;

     . Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed; and

     .    On all stock certificates tendered for redemption.

     The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Company and its sub-transfer agent from fraud.

     The Company requires signature guarantees for the following redemptions:

     . Redemptions where the proceeds are to be sent to someone other than the registered shareowner(s);

     . Redemptions where the proceeds are to be sent to someplace other than the registered address; or

     .    Share transfer requests.

     The Company will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. You can get a complete definition of eligible guarantor institutions by calling 1-877-826-5465. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

Other Redemption Information

     Normally, the Fund will pay for all shares redeemed under proper procedures within seven days after it received your request. However, the Fund will pay your redemption proceeds earlier as applicable law so requires.

     The Company may suspend redemption privileges or postpone the date of payment:

     .    When the NYSE and custodian bank are closed;

     .    When trading on the NYSE is restricted;

     . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets; or

     .    For such other periods as the Commission may permit.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

     The exchange privilege is only available with respect to UAM Funds that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Institutional Service Class shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

     Neither the Company nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The Board may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage other mutual funds in the UAM Funds Complex and their shareholders.

TRANSFER OF SHARES
--------------------------------------------------------------------------------

     Shareholders may transfer shares of the Fund to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

PERFORMANCE CALCULATIONS

     The Fund measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The Fund calculates its current yield and average annual total return information according to the methods required by the SEC.

TOTAL RETURN
--------------------------------------------------------------------------------

     Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

     The Fund's average annual total return is calculated by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable expenses on an annual basis. Since Adviser Class Shares and Institutional Service Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

     Total return is calculated according to the following formula:

         P (1 + T)/n/ = ERV

         Where:

         P      =   a hypothetical initial payment of $1,000

         T      =   average annual total return

         n      =   number of years

         ERV    =   ending redeemable value of a hypothetical $1,000 payment
                    made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

     The table lists the Fund's average annual returns for the one-year period ended April 30, 2000 and the period from the Fund's inception date through April 30, 2000.

          One Year        Five Years      Since Inception       Inception Date
     ---------------------------------------------------------------------------
          -1.20%              N/A              11.06%                10/03/97


YIELD
--------------------------------------------------------------------------------

     Yield refers to the income generated by an investment in the Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all mutual funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

     The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Adviser Class Shares and Institutional Service Class Shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.

     Yield is obtained using the following formula:

         Yield = 2[((a-b)/(cd)+1)/6/-1]

         Where:

         a =  dividends and interest earned during the period

         b =  expenses accrued for the period (net of reimbursements)

         c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

         d = the maximum offering price per share on the last day of the period.

COMPARISONS
--------------------------------------------------------------------------------

     The Fund's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further described in this SAI. This information may also be included in sales literature and advertising.

     To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Company or the Fund may discuss various measures of performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. Please see "Comparative Benchmarks" for publications, indices and averages that may be used.

     In assessing such comparisons of performance, an investor should keep in mind:

     . That the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Fund;

     .   That the indices and averages are generally unmanaged;

     . That the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance; and

     .   That shareholders cannot invest directly in such indices or averages.

     In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

Financial Statements

     The following documents are included in the Fund's April 30, 2000 Annual
     Report:

     .   Financial statements for the fiscal year ended April 30, 2000;

     .   Financial highlights for the respective periods presented; and

     .   The report of PricewaterhouseCoopers LLP.

     Each of the above-referenced documents is incorporated by reference into this SAI. However, no other parts of the Fund's Annual Report is incorporated by reference herein. Shareholders may get copies of the Fund's Annual Report free of charge by calling the UAM Funds at the telephone number appearing on the front page of this SAI.


Glossary

     All terms that this SAI does not otherwise define, have the same meaning in the SAI as they do in the prospectus of the Fund.

     1933 Act means the Securities Act of 1933, as amended.

     1934 Act means the Securities Exchange Act of 1934, as amended.

     1940 Act means the Investment Company Act of 1940, as amended.

     Adviser means the investment adviser of the Fund.

     Board Member refers to a single member of the Company's Board.

     Board refers to the Company's Board of Trustees as a group.

     Company refers to UAM Funds Trust.

     Independent Board Member refers Board Members that are not Interested Board Members.

     Interested Board Member refers to an "interested person" (as defined by the 1940 Act) of the Company. A Board Member may by an interested person of the Company because they are affiliated with one of the Company's investment advisers, United Asset Management Corporation or the Company's principal underwriter.

     NAV is the net asset value per share of the Fund.

     NYSE is the New York Stock Exchange. Also known as "The Exchange" or "The Big Board."

     Fund refers to the Sirach Growth II Portfolio, which is a series of the Company.

     SEC is the Securities and Exchange Commission. The SEC is the federal agency that administers most of the federal securities laws in the United States. In particular, the SEC administers the 1933 ACT, the 1940 ACT and the 1934 ACT.

     SEI is SEI Investments Mutual Funds Services, the Company's sub-administrator.

     UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Inc. II and all of their portfolios.

     UAM is United Asset Management Corporation.

     UAMFDI is UAM Fund Distributors, Inc., the Company's principal underwriter.

     UAMFSI is UAM Fund Services, Inc., the Company's administrator.

     UAMSSC is UAM Fund Shareholder Servicing Center, Inc., the Company's sub-shareholder-servicing agent.


Bond Ratings

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------

Preferred Stock Ratings

     aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

     a An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa An issue that is rated "baa" is considered to be a medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     ca             An issue that is rated "ca" is speculative in a high degree.
                    Such issues are often in default or have other marked shortcomings.

     c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

     plus (+) or    Moody's applies numerical modifiers 1, 2, and 3 in each
     minus (-)      rating classification: the modifier 1 indicates that the
                    security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Debt Ratings - Taxable Debt & Deposits Globally

     Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

     A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Con. (...)     (This rating applies only to U.S. Tax-Exempt Municipals)
                    Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


     Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Prime Rating System - Taxable Debt & Deposits Globally

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                            . Leading market positions in well-established industries.

                            . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                            . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                            . Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


     Not Prime      Issuers rated Not Prime do not fall within any of the Prime rating categories.


STANDARD & POOR'S RATINGS SERVICES
--------------------------------------------------------------------------------



Long-Term Issue Credit Ratings

     Issue credit ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

     2. Nature of and provisions of the obligation;

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

        The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

     AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated 'BB,' 'B,' 'CCC,' 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.


     BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC An obligation rated 'CCC' is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

     CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.

     C A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to non-payment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy. Debt obligations of issues outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor and do not take into account currency exchange and related uncertainties.

     Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

     A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D               A short-term obligation rated 'D' is in payment default.
                     The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.



Local Currency and Foreign Currency Risks

     Country risks considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identity those instances where sovereign risks make them different for the same issuer.

FITCH RATINGS
--------------------------------------------------------------------------------


International Long-Term Credit Ratings

     Investment Grade

     AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

     Speculative Grade

     BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

     DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

                       Entities rated in this category have defaulted on some or
                  all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

International Short-Term Credit Ratings

     F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C High default risk. Default is a real possibility. Capacity for meeting financial commitments that is highly uncertain and solely reliant upon a sustained, favorable business and economic environment.

     D            Default.  Denotes actual or imminent payment default.


     Notes

     "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC,' or to short-term ratings other than `F1.'

     `NR' indicates that Fitch does not rate the issuer or issue in question.

     `Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.


Comparative Benchmarks

     CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

     Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

     Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

     Dow Jones Industrial Average - a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

     Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper, Inc., Morningstar, Inc., The New York Times, Personal Investor, The Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

     Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.

     IBC's Money Fund Average/All Taxable Index - an average of all major money market fund yields, published weekly for 7- and 30-day yields.

     IFC Investable Composite Index - an unmanaged market capitalization-weighted index maintained by the International Finance Corporation. This index consists of over 890 companies in 26 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.


     Lehman Brothers Indices:
     -----------------------

     Lehman Brothers Aggregate Bond Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issues of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $150 million.

     Lehman Brothers Credit Bond Index - an unmanaged index of all publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, nonconvertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

     Lehman Brothers Government Bond Index - an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

     Lehman Brothers Government/Corporate Bond Index - an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $150 million. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

     Lehman Brothers High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, nonconvertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

     Lehman Brothers Intermediate Government/Corporate Index - an unmanaged fixed income, market value-weighted index that combines the Lehman Brothers Government Bond Index (intermediate-term sub-index) and Lehman Corporate Bond Index (intermediate-term sub-index).

     Lehman Brothers Mortgage-Backed Securities Index - an unmanaged index of all fixed-rate securities backed by mortgage pools of Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).


     Lipper, Inc./Lipper Indices/Lipper Averages
     -------------------------------------------

     The Lipper Indices are equally weighted indices for typically the 30 largest mutual funds within their respective portfolio investment objectives. The indices are currently grouped in six categories: U.S. Diversified Equity with 12 indices; Equity with 27 indices, Taxable Fixed-Income with 20 indices, Tax-Exempt Fixed-Income with 28 indices, Closed-End Funds with 16 indices, and Variable Annuity Funds with 18 indices.

     In September, 1999, Lipper, Inc. introduced its new portfolio-based mutual fund classification method in which peer comparisons are based upon characteristics of the specific stocks in the underlying funds, rather than upon a broader investment objective stated in a prospectus. Certain of Lipper, Inc.'s classifications for general equity funds' investment objectives were changed while other equity objectives remain unchanged. Changing investment objectives include Capital Appreciation Funds, Growth Funds, Mid-Cap Funds, Small-Cap Funds, Micro-Cap Funds, Growth & Income Funds, and Equity Income Funds. Unchanged investment objectives include Sector Equity Funds, World Equity Funds, Mixed Equity Funds, and certain other funds including all Fixed Income Funds and S&P(R) Index Funds.

     Criteria for the Lipper Indices are: 1) component funds are largest in group; 2) number of component funds remains the same (30); 3) component funds are defined annually; 4) can be linked historically; and 5) are used as a benchmark for fund performance.

     Criteria for the Lipper Averages are: 1) includes all funds in the group in existence for the period; 2) number of component funds always changes; 3) universes are dynamic due to revisions for new funds, mergers, liquidations, etc.; and 4) will be inaccurate if historical averages are linked.

     Certain Lipper, Inc. indices/averages used by the UAM Funds may include, but are not limited to, the following:

     Lipper Short-Intermediate Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of one to five years or less. (Taxable Fixed-Income category)

     Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. (Equity category)

     Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities. (Equity category)

     Lipper Equity Mid Cap Fund Index - an unmanaged index of funds that by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. (Equity category)

     Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase. (Equity category)

     Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size which invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. (Equity category)

     Lipper Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

     Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).

     Merrill Lynch 1-3 Year Treasury Index - an unmanaged index composed of U.S. treasury securities with maturities from 1 to 3 years.

     Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

     Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

     NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs.

     Nikkei Stock Average - a price weighted index of 225 selected leading stocks listed on the First Section of the Tokyo Stock Exchange.

     New York Stock Exchange composite or component indices --capitalization-weighted unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

     Russell U.S. Equity Indices:
     ---------------------------

     Russell 3000(R) Index - measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

     Russell 1000(R) Index - an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

     Russell 2000(R) Index -- an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

     Russell Top 200(TM) Index - measures the performance of the 200 largest companies in the Russell 1000 Index, which represents approximately 74% of the total market capitalization of the Russell 1000 Index.

     Russell Mid-Cap(TM) Index -- measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

     Russell 2500(TM) Index - an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

     Russell 3000(R) Growth Index - measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indices.

     Russell 3000(R) Value Index - measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indices.

     Russell 1000(R) Growth Index - measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 1000(R) Value Index - measures the performance of those Russell 1000 with lower price-to-book ratios and lower forecasted growth values.

     Russell 2000(R) Growth Index - measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 2000(R) Value Index - measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

     Russell Top 200(TM) Growth Index - measures the performance of those Russell Top 200 companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

     Russell Top 200(TM) Value Index - measures the performance of those Russell Top 200 companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     Russell Midcap(TM) Growth Index - measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

     Russell Midcap(TM) Value Index - measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     Russell 2500(TM) Growth Index - measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 2500(TM) Value Index - measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

     Ryan Labs 5 Year GIC Master Index - an arithmetic mean of market rates of $1 million GIC contracts held for five years. The market rates are representative of a diversified, investment grade portfolio of contracts issued by credit worthy insurance companies. The index is unmanaged and does not reflect any transaction costs. Direct investment in the index is not possible.


     Standard & Poor's U.S. Indices:
     ------------------------------


     In October, 1999, Standard & Poor's and Morgan Stanley Capital International launched a new global industry classification standard consisting of 10 economic sectors aggregated from 23 industry groups, 59 industries, and 123 sub-industries covering almost 6,000 companies globally. The new classification standard will be used with all of their respective indices. Features of the new classification include 10 economic sectors, rather than the 11 S&P currently uses. Sector and industry gradations are less severe. Rather than jumping from 11 sectors to 115 industries under the former S&P system, the new system progresses from 10 sectors through 23 industry groups, 50 industries and 123 sub-industries.

     S&P 500 Index - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks. Widely regarded as the standard for measuring large-cap U.S. stock market performance. It is used by 97% of U.S. money managers and pension plan sponsors. More than $1 trillion is indexed to the S&P 500.

     S&P MidCap 400 Index -- consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value. It is used by over 95% of U.S. managers and pension plan sponsors. More than $25 billion is indexed to the S&P MidCap 400.

     S&P SmallCap 600 Index - an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors. It is gaining wide acceptance as the preferred benchmark for both active and passive management due to its low turnover and greater liquidity. Approximately $8 billion is indexed to the S&P SmallCap 600.

     S&P SuperComposite 1500 - combines the S&P 500, MidCap 400, and SmallCap 600 indices, representing 87% of the total U.S. equity market capitalization.

     S&P 100 Index - known by its ticker symbol OEX, this index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue chip stocks across diverse industry groups.

     S&P/BARRA Growth and Value Indices - are constructed by grouping the securities in the S&P 500 Index according to price-to-book ratio. The Value index contains the companies with the lower price-to-book ratios; while the companies with the higher price-to-book ratios are contained in the Growth index.

     S&P REIT Composite Index - launched in 1997, this benchmark tracks the market performance of U.S. Real Estate Investment Trusts, known as REITS. The REIT Composite consists of 100 REITs chosen for their liquidity and importance in representing a diversified real estate Fund. The Index covers over 80% of the securitized U.S. real estate market.

     S&P Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

     Standard & Poor's CANADA Indices:
     --------------------------------

     S&P/TSE Canadian MidCap Index - measures the performance of the mid-size company segment of the Canadian equity market.

     S&P/TSE Canadian SmallCap Index - Measures the small company segment of the Canadian equity market.

     Standard & Poor's Global Indices:
     --------------------------------

     S&P Global 1200 Index - aims to provide investors with an investable Fund. This index, which covers 29 countries and consists of seven regional components, offers global investors an easily accessible, tradable set of stocks and particularly suits the new generation of index products, such as exchange-traded funds (ETFs).

     S&P Euro and S&P Euro Plus Indices - the S&P Euro Index covers the Eurobloc countries; the Euro Plus Index includes the Euro markets as well as Denmark, Norway, Sweden and Switzerland. The S&P Euro Plus Index contains 200 constituents, and the S&P Euro Index, a subset of Euro Plus, contains 160 constituents. Both indices provide geographic and economic diversity over 11 industry sectors.

     S&P/TSE 60 Index - developed with the Toronto Stock Exchange, is designed as the new Canadian large cap benchmark and will ultimately replace the Toronto 35 and the TSE 100.

     S&P/TOPIX 150 - includes 150 highly liquid securities selected from each major sector of the Tokyo market. It is designed specifically to give portfolio managers and derivative traders an index that is broad enough to provide representation of the market, but narrow enough to ensure liquidity.

     S&P Asia Pacific 100 Index - includes highly liquid securities from each major economic sector of major Asia-Pacific equity markets. Seven countries--Australia, Hong Kong, Korea, Malaysia, New Zealand, Singapore, and Taiwan--are represented in the new index.

     S&P Latin America 40 Index - part of the S&P Global 1200 Index, includes highly liquid securities from major economic sectors of Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the new index.

     S&P United Kingdom 150 Index - includes 150 highly liquid securities selected from each of the new S&P sectors. The S&P UK 150 is designed to be broad enough to provide representation of the market, but narrow enough to ensure liquidity.

     Salomon Smith Barney Global excluding U.S. Equity Index - an unmanaged index comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

     Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities of one year or greater, but less than three years.

     Salomon Smith Barney Three-Month T-Bill Average -- the average for all treasury bills for the previous three-month period.

     Salomon Smith Barney Three-Month U.S. Treasury Bill Index - a return equivalent yield average based on the last three 3-month Treasury bill issues.

     Savings and Loan Historical Interest Rates -- as published by the U.S. Savings and Loan League Fact Book.

     Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. treasury bills and inflation.

     Target Large Company Value Index - an index comprised of large companies with market capitalizations currently extending down to approximately $1.9 billion that are monitored using a variety of relative value criteria in order to capture the most attractive value opportunities available. A high quality profile is required and companies undergoing adverse financial pressures are eliminated.

     U.S. Three-Month Treasury Bill Average - the average return for all treasury bills for the previous three month period.

     Value Line Composite Index -- composed of over 1,600 stocks in the Value Line Investment Survey.

     Wilshire Real Estate Securities Index - a market capitalization-weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The index is used by the institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison.

     Wilshire REIT Index - includes 112 real estate investment trusts (REITs) but excludes seven real estate operating companies that are included in the Wilshire Real Estate Securities Index.

     Note: With respect to the comparative measures of performance for equity securities described herein, comparisons of performance assume reinvestment of dividends, except as otherwise stated.

                            UAM Funds
                            Funds for the Informed Investor sm

TJ Core Equity Portfolio

Institutional Service Class Shares Prospectus               August 28, 2000





                                 [LOGO OF UAM}

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 Table Of Contents


Fund Summary..................................................................1


 What are the Fund's Objectives?..............................................1
 What are the Fund's Principal Investment Strategies?.........................1
 What are the Fund's Principal Risks?.........................................2
 How Has the Fund Performed?..................................................3
 What are the Fund's Fees and Expenses?.......................................4


Investing with the UAM Funds..................................................6


 Buying Shares................................................................6
 Redeeming Shares.............................................................7
 Exchanging Shares............................................................9
 Transaction Policies.........................................................9
 Account Policies............................................................11


Additional Information About the Fund........................................13


 Other Investment Practices and Strategies...................................13
 Investment Management.......................................................14
 Shareholder Servicing Arrangements..........................................15


Financial Highlights.........................................................16

 Fund Summary


WHAT ARE THE FUND'S OBJECTIVES?
-------------------------------------------------------------------------------

  The fund seeks maximum total return consistent with reasonable risk to principal by investing in the common stock of quality companies with lower valuations in sectors of the economy exhibiting strong, or improving, rel-ative performance. The fund may not change its investment objectives with-out shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
-------------------------------------------------------------------------------

  Normally, the fund invests at least 65% of its total assets in equity se-curities. These investments will consist primarily of common stocks of companies with market capitalizations greater than $200 million at the time of purchase. Eighty percent of the common stocks held by the fund will be of companies with market capitalizations greater than $800 mil-lion. The fund may also invest up to 35% of its assets in investment-grade debt securities. The adviser expects the fund to hold less than 20% of its assets in cash or cash equivalents.

  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, pre-ferred stocks, convertible securities, rights and warrants.

  The key decisions the adviser makes regarding the investment of the fund assets include: analyzing the global and domestic economic environment, selecting the best industries or groups of industries, and purchasing stock of companies in those industries that offer the best relative value. The adviser decides how to allocate the fund's assets by examining key economic variables, such as the level and direction of interest rates, forecasted growth in the gross domestic product (GDP), anticipated gains in corporate profits, inflationary pressures and money supply growth.

  The adviser makes three key decisions in investing the assets of the fund:
  (1) determining how to allocate the fund's assets among cash and stock;
  (2) selecting the best industries or groups of industries; and (3) picking companies in those industries that offer the best value. The adviser de-cides how to allocate the fund's assets by examining key economic varia-bles, such as the level and direction of interest rates, forecasted growth in the gross domestic product (GDP), anticipated gains in corporate prof-its, inflationary pressures and money supply growth.

  The adviser next analyzes each sector in detail using selected industry screens to identify industries or groups of industries exhibiting strong or improving economic fundamentals.

  Finally, the adviser looks for companies in those industries that offer the best value by emphasizing industry leaders that are currently out-of-favor and selling at attractive prices relative to other companies in their industry and the S&P 500 Index. The adviser is particularly inter-ested in the company's market value and forecasted earnings and dividends growth over the next 1 to 5 years.

  The adviser monitors the valuations of the securities held by the fund and initiates a comprehensive review of issues when:

  .   They reach the advisor's targeted objectives.

  .   Their price declines by 20% relative the their industry and the S&P
      500.

  The adviser selects investments for the fund using a team approach. At regular meetings, the adviser's team of investment professionals considers whether to add potential investments to the fund. The adviser does not buy or sell a stock unless a majority of the team members agree. In case of a tie, the industry analyst's vote determines whether the adviser will buy or sell the stock.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
-------------------------------------------------------------------------------

  As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or be-cause the adviser did not implement its strategy properly. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

  As with all equity funds, the risks that could affect the value of the fund's shares and the total return on your investment include the possi-bility that the equity securities held by the fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securi-ties may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly re-lated to a specific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

  As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated forcing the fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the fund to rein-vest the money at a lower interest rate.

  The credit rating or financial condition of an issuer may also affect the value of a debt security. Generally, the lower the quality rating of a se-curity, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, howev-er, may weaken the capacity of the issuer to pay interest and repay prin-cipal.

HOW HAS THE FUND PERFORMED?
-------------------------------------------------------------------------------

  The following information illustrates some of the risks of investing in the fund. The bar chart shows how performance of the fund has varied from year to year. The average annual return table compares the average annual returns of the fund to those of a broad-based securities market index. Re-turns are based on past results and are not an indication of future per-formance.

Calendar Year Returns


                                 [GRAPH]

                            1996          18.19%
                            1997          31.18%
                            1998          30.10%
                            1999           8.00%


  During the periods shown in the chart for the fund, the highest return for a quarter was 20.65% (quarter ending 12/31/98) and the lowest return for a quarter was -7.45% (quarter ending 09/30/99). For the period from January 1, 2000, through June 30, 2000, the fund returned -3.24%.

Average Annual Returns For Periods Ended December 31, 1999


                                     Since
                             1 Year 9/28/95*
  ------------------------------------------
   TJ Core Equity Portfolio   8.00%  21.31%
  ------------------------------------------
   S&P 500 Index             21.04%  26.39%

  * Beginning of operations. Index comparisons begin on September 30, 1995.

WHAT ARE THE FUND'S FEES AND EXPENSES?
--------------------------------------------------------------------------------

Shareholder Transaction Fees (fees paid directly from your investment)

  The fund is a no-load investment, which means there are no fees or charges to buy or sell its shares, to reinvest dividends or to exchange into other UAM Funds.

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

  The fund does have annual operating expenses and as a shareholder you pay them indirectly. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

   Management Fees                       0.75%
  --------------------------------------------
   Service (12b-1) Fees                  0.25%
  --------------------------------------------
   Other Expenses*                       0.64%
  --------------------------------------------
   Total Annual Fund Operating Expenses  1.64%

  * "Other Expenses" presented in the table above may be higher than the ex-penses you would actually pay as a shareholder in the fund because the adviser has voluntarily agreed to limit the expenses of the fund to the extent necessary to keep its total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.25% of its average daily net assets. The adviser may change or cancel its expense limitation at any time. In addtion "Other Expenses" do not take into account any expense offset arrangement the fund may have that would reduce its custodian fee based on the amount of cash the fund maintains with its custodian. This would also have the effect of reducing the fund's expenses.

Example

  This example can help you to compare the cost of investing in the fund to the cost of investing in other mutual funds. The example assumes you in-vest $10,000 in the fund for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year                3 Years                           5 Years                           10 Years
  ---------------------------------------------------------------------------------------------------
    $167                  $517                              $892                              $1,944

 Investing with the UAM Funds


BUYING SHARES
--------------------------------------------------------------------------------

By Mail

  You can open an account with the fund by sending a check or money order and your account application to the UAM Funds. You should make your check or money order payable to the "UAM Funds." The UAM Funds do not accept third-party checks. You can add to an existing account by sending a check and, if possible, the "Invest by Mail" stub that accompanied your state-ment to the UAM Funds. Be sure your check identifies clearly your name, your account number and the fund name.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

  Express Mail Address

  UAM Funds
  210 West 10th Street
  Kansas City, MO 64105

By Wire

  To open an account by wire, first call 1-877-826-5465 for an account num-ber and wire control number. Next, send your completed account application to the UAM Funds. Finally, wire your money using the wiring instructions set forth below. To add to an existing account by wire, call 1-877-826-5465 to get a wire control number and wire your money to the UAM Funds.

  Wiring Instructions

  United Missouri Bank
  ABA # 101000695
  UAM Funds
  DDA Acct. # 9870964163
  Ref: fund name/account number/ account name/wire control number

By Automatic Investment Plan (Via Automated Clearing House or ACH)

  You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a com-pleted application to the UAM Funds. To cancel or change a plan, write to the UAM Funds. Allow up to 15 days to create the plan and 3 days to cancel or change it.

Minimum Investments

  You can open an account with the fund with a minimum initial investment of $2,500 ($500 for individual retirement accounts (IRAs) and $250 for Spousal IRAs). You can buy additional shares for as little as $100.

Fund Codes

  The fund's reference information, which is listed below, will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily net asset value per share (NAV) or get additional information.

     Trading
     Symbol                            CUSIP                                               Fund Code
  --------------------------------------------------------------------------------------------------
      TJCEX                          902556877                                                935

Rights Reserved by the UAM Funds

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares;

  .   Reject any purchase order; or

  . Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting manage-ment and by increasing expenses.)

REDEEMING SHARES
-------------------------------------------------------------------------------

By Mail

  Send a letter to the UAM Funds specifying:

  .   The fund name;

  .   The account number;

  .   The dollar amount or number of shares you wish to redeem;

  .   The account name(s); and

  .   The address.

  All registered share owner(s) in the exact name(s) and any special capac-ity in which they are registered must sign the letter.

  Certain shareholders may need to include additional documents to redeem shares. Please see the Statement of Additional Information (SAI) if you need more information.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

By Telephone

  You may redeem shares over the phone by calling 1-877-826-5465. To partic-ipate in this service and to receive your redemptions by wire, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Online

  You can redeem shares on the Internet at www.uam.com. For login informa-tion, including your personal identification number (PIN), please call 1-877-826-5465.

By Systematic Withdrawal Plan (Via ACH)

  If your account balance is at least $10,000, you may transfer as little as $100 per month from your UAM Funds account to another financial institu-tion. To participate in this service, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Payment of Redemption Proceeds

  Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file). The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form.

  The UAM Funds may require that a bank or member firm of a national securi-ties exchange guarantee signatures. A notary public cannot guarantee a signature. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the UAM Funds may require a share-holder to furnish additional legal documents to insure proper authorization.

  If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date. You may avoid these delays by paying for shares with a certified check, bank check or money order.

Rights Reserved by the UAM Funds

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the New York Stock Exchange is restricted; or

  . The Securities and Exchange Commission allows the UAM Funds to delay redemptions.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. You can also exchange shares of the UAM Funds on the Internet at www.uam.com. For login information, including your personal identification number (PIN), please call 1-877-826-5465. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

Rights Reserved by the UAM Funds

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders;

  .   Reject any request for an exchange; or

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund on each day the New York Stock Exchange is open at a price equal to its NAV next computed af-ter it receives and accepts your order. NAVs are calculated as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. East-ern Time). Therefore, to receive the NAV on any given day, the UAM Funds must accept your order before the close of trading on the New York Stock Exchange that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following business day.

  Since securities that are traded on foreign exchanges may trade on days when the New York Stock Exchange is closed, the value of a UAM Fund may change on days when you are unable to purchase or redeem shares.

  The UAM Funds calculate their NAVs by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use current market prices to value their investments. However, the UAM Funds may value investments at fair value when market prices are not readily available or when events oc-cur that make established valuation methods (such as stock exchange clos-ing prices) unreliable. The UAM Funds will determine an investment's fair value according to methods established by the Board. The UAM Funds value debt securities that are purchased with remaining maturi-ties of 60 days or less at amortized cost, which approximates market val-ue. The UAM Funds may use a pricing service to value some of their assets, such as debt securities or foreign securities.

Buying or Selling Shares through a Financial Intermediary

  You may buy or sell shares of the UAM Funds through a financial intermedi-ary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must re-ceive your order before the close of trading on the New York Stock Ex-change that day. Your financial intermediary is responsible for transmit-ting all purchase and redemption requests, investment information, docu-mentation and money to the UAM Funds on time. Your financial intermediary may charge additional transaction fees for its services.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

In-Kind Transactions

  Under certain conditions and at the UAM Funds' discretion, you may pay for shares of a UAM Fund with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities in-stead of cash.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine. The UAM Funds will not be re-sponsible for any loss, liability, cost or expense for following instruc-tions received by telephone reasonably believed to be genuine.

ACCOUNT POLICIES
-------------------------------------------------------------------------------

Small Accounts

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts; or

  . When the value of your account falls because of market fluctuations and not your redemptions.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

Distributions

  Normally, the fund distributes its net investment income quarterly and its net capital gains at least once a year. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the fund, un-less you elect on your account application to receive them in cash.

Federal Taxes

  The following is a summary of the federal income tax consequences of in-vesting in the fund. This summary does not apply to shares held in an in-dividual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such ac-counts may, however, be taxable at some time in the future. You should al-ways consult your tax advisor for specific guidance regarding the tax ef-fect of your investment in the UAM Funds.

  Taxes on Distributions Distributions of the fund will generally be taxable to shareholders as ordinary income or capital gains. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The amount of tax you may pay on a distribution will be based on the amount of time the fund held its investments, not how long you held your shares. Dividends and distribu-tions of short-term capital gains (capital gains relating to securities held for twelve months or less) are generally taxable at the same rate as ordinary income. Distributions of long-term capital gains (capital gains relating to securities held for more than twelve months) are generally taxable as long-term capital gains. Once a year UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying a dividend" and should be avoided.

  The fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the fund receives from U.S. corpora-tions may be eligible for the corporate dividends-received deduction, sub-ject to certain holding period requirements and financing limitations.

  If the fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the fund received from sources in foreign countries. The fund may elect to treat some of those taxes as a distribution to shareholders, which would allow share-holders to offset some of their U.S. federal income tax.

  Taxes on Exchanges and Redemptions When you exchange or redeem shares in the fund, you may recognize a capital gain or loss for federal tax purpos-es. This gain or loss will be based on the difference between the cost of your shares (tax basis) and the amount you receive for them. To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.

  Generally, your gain or loss will be long-term or short-term depending on whether your holding period exceeds 12 months. However, any loss you real-ize on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions you received on the shares.

  Backup Withholding By law, the fund must withhold 31% of your distribu-tions and redemption proceeds if you fail (i) to provide complete, correct taxpayer information, (ii) to properly include on your return payments of taxable interest or dividends, or (iii) to certify to the fund that you are not subject to back-up withholding when required to do so or that you are an "exempt recipient."

State and Local Taxes

  You may also have to pay state and local taxes on distributions and re-demptions. However, state taxes may not apply to portions of distributions that are attributable to interest on federal securities. As mentioned above, you should always consult your tax advisor for specific guidance regarding the tax effect of your investment in the fund.

 Additional Information About the Fund



OTHER INVESTMENT PRACTICES AND STRATEGIES
--------------------------------------------------------------------------------

  In addition to its principal investment strategies, the fund may use the investment strategies described below. The fund may also employ investment practices that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concern-ing any of the fund's investment practices and its risks, you should read the SAI.

Derivatives

  The fund may invest in derivatives, a category of investments that in-cludes forward foreign currency exchange contracts, futures, options and swaps to protect its investments against changes resulting from market conditions (a practice called "hedging"), to reduce transaction costs or to manage cash flows. Forward foreign currency exchange contracts, futures and options are called derivatives because their value is based on an un-derlying asset or economic factor. Derivatives are often more volatile than other investments and may magnify the fund's gains or losses. There are various factors that affect the fund's ability to achieve its objec-tives with derivatives. Successful use of a derivative depends on the de-gree to which prices of the underlying assets correlate with price move-ments in the derivatives the fund buys or sells. The fund could be nega-tively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

Foreign Securities

  The fund may invest up to 20% of its assets in securities of companies lo-cated outside of the United States, American Depositary Receipts, European Depositary Receipts and other similar global instruments. When the fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially those of companies in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic develop-ments or changes in the value of foreign currency can make it harder for the fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment deci-sions. Unlike more established markets, emerging markets may have govern-ments that are less stable, markets that are less liquid and economies that are less developed.

Short-Term Investing

  At times, the adviser may decide to invest up to 100% of the fund's assets in a variety of high-quality, short-term debt securities, such as U.S. government securities. The adviser may invest in these types of securities for temporary defensive purposes, to earn a return on uninvested assets or to meet redemptions. The adviser may temporarily adopt a defensive posi-tion to reduce changes in the value of the shares of the fund that may re-sult from adverse market, economic, political or other developments. When the adviser pursues a temporary defensive strategy, the fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the fund from achieving its stated objectives.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Tom Johnson Investment Management, a Massachusetts corporation located at Two Leadership Square, 211 North Robinson, Suite 450, Oklahoma City, Okla-homa 73102, is the investment adviser to the fund. The adviser manages and supervises the investment of the portfolio's assets on a discretionary ba-sis. The adviser, an affiliate of United Asset Management Corporation, has provided investment management services to corporations, unions, pension and profit sharing plans, trusts, estates and other institutions as well as individuals since 1983.

  The fund has agreed to pay the adviser a management fee equal to 0.75% of the fund's average net assets. In addition, the adviser has voluntarily agreed to limit the total expenses of the fund to 1.25%, also expressed as a percentage of its average net assets. To maintain this expense limit, the adviser may waive a portion of its management fee and/or reimburse certain expenses of the fund. The adviser intends to continue its expense limitation until further notice, but may discontinue it at any time. Dur-ing its most recent fiscal year, the fund paid 0.36% of its average net assets as advisory fees to the adviser.

Portfolio Managers

  A team of the adviser's investment professionals has primary responsibil-ity for the day-to-day management of the fund.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Brokers, dealers, banks, trust companies and other financial representa-tives may receive compensation from the fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

Distribution Plans

  The fund has adopted a Distribution Plan and a Shareholder Services Plan under Rule 12b-1 of the Investment Company Act of 1940 that permits them to pay broker-dealers, financial institutions and other third parties for the sale and distribution of its share and for marketing, and shareholder services. The 12b-1 plans allow the fund to pay up to 1.00% of its average daily net assets annually for these services. However, the fund is cur-rently authorized to pay only 0.25% per year. Because this class of shares pays these fees out of their assets on an ongoing basis, over time, your shares may cost more than if you had paid another type of sales charge.

Shareholder Servicing

  For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the fund that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the fund. In addition, your financial representatives may charge you other ac-count fees for buying or redeeming shares of the fund or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

  The fund may pay all or part of the fees paid to financial representa-tives. Periodically, the UAM Funds' board reviews these arrangements to ensure that the fees paid are appropriate to the services performed. The fund does not pay these service fees on shares purchased directly. In ad-dition, the adviser and its affiliates may, at their own expense, pay fi-nancial representatives for these services.

  The adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with re-spect to the fund. The adviser may pay its affiliated companies for dis-tribution and marketing services performed with respect to the fund.

 Financial Highlights



  The financial highlights table is intended to help you understand the fi-nancial performance of the fund for the fiscal periods indicated. Certain information contained in the table reflects the financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund assuming all divi-dends and distributions were reinvested. PricewaterhouseCoopers LLP has audited this information. The financial statements and the unqualified opinion of PricewaterhouseCoopers LLP are included in the annual report of the fund, which is available upon request by calling the UAM Funds at 1-877-826-5465.

   Periods Ended April 30,           2000      1999     1998    1997   1996#
  -----------------------------------------------------------------------------
   Net Asset Value, Beginning
   of Period                       $19.68    $17.30   $13.05  $11.05  $10.00
   Income from Investment
   Operations:
   Net Investment Income             0.08      0.10     0.10    0.12    0.06
   Net Realized and Unrealized
    Gain (Loss)                     (0.96)     4.29     4.55    2.08    1.05
    Total From Investment
     Operations                     (0.88)     4.39     4.65    2.20    1.11
   Distributions:
   Net Investment Income            (0.08)    (0.10)   (0.11)  (0.11)  (0.06)
   Net Realized Gain                (0.49)    (1.91)   (0.29)  (0.09)     --
    Total Distributions             (0.57)    (2.01)   (0.40)  (0.20)  (0.06)
   Net Asset Value, End of
   Period                         $ 18.23   $ 19.68  $ 17.30  $13.05  $11.05
   Total Return+                    (4.50)%   27.34%   36.05%  20.14%  11.13%++
   Ratios and Supplemental Data
   Net Assets, End of Period
    (Thousands)                   $40,191   $21,376  $11,348  $2,888  $1,023
   Ratio of Expenses to Average
    Net Assets                       1.26%     1.25%    1.25%   1.26%   1.38%*
   Ratio of Net Investment
    Income to Average Net
    Assets                           0.41%     0.50%    0.74%   1.07%   1.06%*
   Portfolio Turnover Rate             63%       54%      52%     27%     17%

  # For the period from September 28, 1995 (inception of institutional serv-
    ice class shares), through April 30, 1996.
  * Annualized
  ++Not annualized
  + Total return would have been different had certain fees not been waived and expenses assumed by the adviser during the periods indicated.

TJ Core Equity Portfolio

  Investors who want more information about the fund should read the fund's annual/semi-annual reports and the fund's statement of additional informa-tion. The annual/semi-annual reports of the fund provide additional infor-mation about its investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the fund during the last fiscal year. The statement of additional information contains additional detailed in-formation about the fund and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of the statement of additional informa-tion, shareholder reports and other information about the UAM Funds and can make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com

  You can review and copy information about the fund (including the statement of additional information) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

  Investment Company Act of 1940 file number: 811-8544.

                                 [LOGO OF UAM]

                                UAM Funds Trust

                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)











                            TJ Core Equity Portfolio
                           Institutional Service Class

                       Statement of Additional Information
                                 August 28, 2000








     This statement of additional information is not a prospectus. However, you should read it in conjunction with the prospectus of the Fund dated August 28, 2000, as supplemented from time to time. You may obtain the Fund's prospectus by contacting the UAM Funds at the address listed above.

     The audited financial statements of the Fund and the related report of PricewaterhouseCoopers LLP, independent accountants of the Fund, are incorporated herein by reference in the section called "Financial Statements." No other portions of the annual report are incorporated by reference.

Table Of Contents

Description of Permitted Investments...............................      1
   Borrowing.......................................................      1
   Debt Securities.................................................      1
   Derivatives.....................................................      7
   Equity Securities...............................................     15
   Foreign Securities..............................................     17
   Investment Companies............................................     21
   Repurchase Agreements...........................................     21
   Restricted Securities...........................................     21
   Securities Lending..............................................     22
   Short Sales.....................................................     22
   When Issued Transactions........................................     23
Investment Policies of the Fund....................................     24
Management of the Company..........................................     24
   Board Members...................................................     25
   Officers........................................................     26
Principal Shareholders.............................................     27
Investment Advisory and Other Services.............................     28
   Investment Adviser..............................................     28
   Distributor.....................................................     29
   Service And Distribution Plans..................................     29
   Administrative Services.........................................     32
   Custodian.......................................................     33
   Independent Accountants.........................................     33
   Code of Ethics..................................................     33
Brokerage Allocation and Other Practices...........................     34
   Selection of Brokers............................................     34
   Simultaneous Transactions.......................................     34
   Brokerage Commissions...........................................     34
Capital Stock and Other Securities.................................     34
Purchase, Redemption and Pricing of Shares.........................     37
   Net Asset Value Per Share.......................................     37
   Purchase of Shares..............................................     37
   Redemption of Shares............................................     38
   Exchange Privilege..............................................     40
   Transfer Of Shares..............................................     40
Performance Calculations...........................................     40
   Total Return....................................................     40
   Yield...........................................................     41
   Comparisons.....................................................     42
Financial Statements...............................................     42
Glossary...........................................................     42
Bond Ratings.......................................................     43
   Moody's Investors Service, Inc..................................     43
   Standard & Poor's Ratings Services..............................     45
   Fitch Ratings...................................................     48
Comparative Benchmarks.............................................     49

DESCRIPTION OF PERMITTED INVESTMENTS

     As described in the Fund's prospectus, the Fund may use a variety of investment strategies in addition to its principal investment strategies. This SAI describes each of these investments/strategies and their risks. The Fund may not notify shareholders before employing new strategies, unless it expects such strategies to become principal strategies. You can find more information concerning the limits on the ability of the Fund to use these investments in "Investment Policies of the Fund."

Borrowing
--------------------------------------------------------------------------------

     The Fund may not borrow money, except if permitted by its fundamental investment policies:

     . It may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed);

     . It may borrow up to an additional 5% of its total assets from anyone for temporary purposes;

     . It may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities; and

     . It may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

     Borrowing is a form of leverage, which may magnify the Fund's gain or loss. To mitigate the risks of leverage, the Fund will limit the amount it may borrow to not more than 33 1/3% of its total assets, taken at market value. In addition, the Fund will only borrow from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

Debt Securities
--------------------------------------------------------------------------------

     Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

Types of Debt Securities

     U.S. Government Securities

     U.S. government securities are securities that the U.S. Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury bills, which have initial maturities of less than one year, treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed Securities" and "Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in "Mortgage-Backed Securities" and "Other Asset-Backed Securities."

     The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the U.S. government generally does not back agency securities. Agency securities are typically supported in one of three ways:

     .    By the right of the issuer to borrow from the U.S. Treasury;

     . By the discretionary authority of the U.S. government to buy the obligations of the agency; or

     .    By the credit of the sponsoring agency.

     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the Fund.


     Corporate Bonds

     Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

     Mortgage-Backed Securities

     Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

     Governmental entities, private insurers and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.


     Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Government National Mortgage Association (GNMA)


     GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.


     Federal National Mortgage Association (FNMA)

     FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

     Federal Home Loan Mortgage Corporation (FHLMC)


     FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing.

     FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

     Commercial Banks, Savings And Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers and other Secondary Market Issuers

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

     Risks of Mortgage-Backed Securities

     Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

     Other Asset-Backed Securities

     These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

     To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     The Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

     Collateralized Mortgage Obligations (CMOs)

     CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs typically pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

     A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

     Short-Term Investments

     To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

     Bank Obligations

     The Fund will only invest in a security issued by a commercial bank if the bank:

     . Has total assets of at least $1 billion, or the equivalent in other currencies;

     . Is a U.S. bank and a member of the Federal Deposit Insurance Corporation; and

     . Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.

     Time Deposits

     Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The Fund may only purchase time deposits maturing from two business days through seven calendar days.

     Certificates of Deposit

     Certificates of deposit are negotiable certificates issued against money deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

     Bankers' Acceptance

     A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

     Commercial Paper

     Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Fund may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Bond Ratings" for a description of commercial paper ratings.

     Stripped Mortgage-Backed Securities

     Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

     Yankee Bonds

     Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

     Zero Coupon Bonds

     These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its assets to generate sufficient cash to satisfy certain income distribution requirements.

     These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U. S. Treasury sells itself.

     The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the Fund can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

Terms to Understand

     Maturity

     Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

     Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

     Duration

     Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

     An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

Factors Affecting the Value of Debt Securities

     The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

     Interest Rates

     The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

     Prepayment Risk

     This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the Fund. If left unattended, drifts in the average maturity of the Fund can have the unintended effect of increasing or reducing its effective duration, which may adversely affect its expected performance.

     Extension Risk

     The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

     Credit Rating

     Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

     Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

     A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

     Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

     Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Fund currently use ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P"), Duff & Phelps Rating Co. and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

     The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the Fund buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. The Fund may invest in securities of any rating.

Derivatives

--------------------------------------------------------------------------------

     Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. Unless, otherwise stated in the Fund's prospectus, the Fund can use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, the Fund will have offset any depreciation in the value of its assets by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

Types of Derivatives



     Futures

     A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

     Futures contracts are traded in the United States on commodity exchanges or Boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

     Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, or custodian bank when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

     Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. The opposite is also true. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

     The Fund may incur commission expenses when it opens or closes a futures position.

     Options

     An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

     Purchasing Put and Call Options

     When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

     Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

     The purchaser of an option may terminate its position by:

     .   Allowing it to expire and losing its entire premium;

     . Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

     .   Closing it out in the secondary market at its current price.

     Selling (Writing) Put and Call Options

     When the Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

     The Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

     The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

     The Fund is permitted only to write covered options. The Fund can cover a call option by owning:

     . The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

     . A call option on the same security or index with the same or lesser exercise price;

     . A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

     . Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

     . In the case of an index, the Fund of securities that corresponds to the index.

     The Fund can cover a put option by:

     .   Entering into a short position in the underlying security;

     . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

     . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

     .   Maintaining the entire exercise price in liquid securities.

     Options on Securities Indices

     Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     Options on Futures

     An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

     The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

     The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

     The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its assets.

     The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

     Combined Positions

     The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     Forward Foreign Currency Exchange Contracts

     A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     . Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).

     . Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC.

     .   Do not require an initial margin deposit.

     . May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

     Foreign Currency Hedging Strategies

     A "settlement hedge" or "transaction hedge" is designed to protect the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

     The Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

     The Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

     It is difficult to forecast with precision the market value of certain assets at the expiration or maturity of a forward or futures contract. Accordingly, the Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

     Swaps, Caps, Collars and Floors

     Swap Agreements

     A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

     Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

     Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

     A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund will cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

     Equity Swaps -- In a typical equity index swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

     Interest Rate Swaps -- Interest rate swaps are financial instruments that involve the exchange on one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swap involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

     Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

     Currency Swaps -- A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

     Caps, Collars and Floors

     Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     Risks of Derivatives

     While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.

     When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

     Correlation of Prices

     The Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the assets the Fund it is trying to hedge. However, if the Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

     Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

     . Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

     . A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

     . Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

     Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

     While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.

     Lack of Liquidity

     Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out its position. In an illiquid market, the Fund may:

     . Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

     .   Have to purchase or sell the instrument underlying the contract;

     .   Not be able to hedge its investments; and

     .   Not be able realize profits or limit its losses.

     Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

     . An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

     . Unusual or unforeseen circumstances may interrupt normal operations of an exchange;

     . The facilities of the exchange may not be adequate to handle current trading volume;

     . Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

     . Investors may lose interest in a particular derivative or category of derivatives.

     Management Risk

     If the adviser incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on its adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

     Volatility and Leverage

     The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

     .   Actual and anticipated changes in interest rates;

     .   Fiscal and monetary policies; and

     .   National and international political events.

     Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

     Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.

     If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

  EQUITY SECURITIES
  ------------------------------------------------------------------------------

  Types of Equity Securities

     Common Stocks

     Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's Board of directors.

     Preferred Stocks

     Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

     Convertible Securities

     Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at the Fund's option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer's capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock).

     Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. In addition, they are also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

     A synthetic convertible security is a combination investment in which the Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

     While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics, and other factors. Because the Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with the Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss, the market price of the option component generally reflects these differences in maturities, and the Adviser and applicable sub-adviser take such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, the Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If the Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.


     Rights and Warrants

     A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

     An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

  Risks of Investing in Equity Securities

     General Risks of Investing in Stocks

     While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

     Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

     . Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

     . Factors affecting an entire industry, such as increases in production costs; and

     . Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

     Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

     Small and Medium-Sized Companies

     Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

     Technology Companies

     Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

  FOREIGN SECURITIES
  ------------------------------------------------------------------------------

  Types of Foreign Securities

     Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. People can invest in foreign securities in a number of ways:

     . They can invest directly in foreign securities denominated in a foreign currency;

     . They can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and

     .   They can invest in investment funds.


     American Depositary Receipts (ADRs)

     American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. EDRs are similar to ADRs, except that they are typically issued by European Banks or trust companies.

     Emerging Markets

     An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

     Investment Funds

     Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of a UAM Fund that invests in such investment funds will bear not only their proportionate share of the expenses of the UAM Fund (including operating expenses and the fees of the adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

  Risks of Foreign Securities

     Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

     Political and Economic Factors

     Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

     . The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

     . Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

     . The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

     . The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

     . A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

     Information and Supervision

     There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

     Stock Exchange and Market Risk

     The adviser anticipates that in most cases an exchange or over-the-counter
     (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

     . They are generally more volatile and not as developed or efficient as than those in the United States;

     .    They have substantially less volume;

     . Their securities tend to be less liquid and to experience rapid and erratic price movements;

     . Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates;

     . Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets; and

     . They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

     Foreign Currency Risk

     While the UAM Funds denominate their net asset value in United States dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the United States dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

     . It may be expensive to convert foreign currencies into United States dollars and vice versa;

     . Complex political and economic factors may significantly affect the values of various currencies, including United States dollars, and their exchange rates;

     . Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

     . There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

     . Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

     . The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

     Taxes

     Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Fund does not expect such foreign withholding taxes to have a significant impact on performance.

     Emerging Markets

     Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

     .    Have relatively unstable governments;

     . Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

     . Offer less protection of property rights than more developed countries; and

     . Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

     Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The Euro

     The single currency for the European Economic and Monetary Union ("EMU"), the Euro, is scheduled to replace the national currencies for participating member countries over a period that began on January 1, 1999 and ends in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

     On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and redenominating many investments, currency balances and transfer mechanisms into Euros. The Fund also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, the Fund expects the conversion to the Euro to impact investments in countries that adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

     . Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

     . Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?

     .    How will existing currencies be exchanged into Euro?

     . Will suitable clearing and settlement payment systems for the new currency be created?

Investment Companies
--------------------------------------------------------------------------------

     The Fund may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the Fund. Like other shareholders, the Fund would pay its proportionate share of those fees. Consequently, shareholders of the Fund would pay not only the management fees of the Fund, but also the management fees of the investment company in which the Fund invests. The Fund may invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     The SEC has granted an order that allows the Fund to invest the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Fund, provided that the investment is:

     .    For cash management purposes;

     .    Consistent with the Fund's investment policies and restrictions; and

     . The adviser to the investing Fund waives any fees it earns on the assets of the Fund that are invested in the UAM DSI Money Market Fund.

     The Fund will bear expenses of the UAM DSI Money Market Fund on the same basis as all of its other shareholders.

Repurchase Agreements
--------------------------------------------------------------------------------

     In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). The Fund normally uses repurchase agreements to earn income on assets that are not invested.

     When the Fund enters into a repurchase agreement it will:

     . Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form; and

     . Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower to "mark to the market" on a daily basis).

     If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the Fund's right to sell the security may be restricted. In addition, the value of the security might decline before the Fund can sell it and the Fund might incur expenses in enforcing its rights.

Restricted Securities
--------------------------------------------------------------------------------

     The Fund may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Board, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the Fund's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

SECURITIES LENDING
--------------------------------------------------------------------------------

     The Fund may lend a portion of its total assets to broker- dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. When the Fund lends its securities, it will follow the following guidelines:

     . The borrower must provide collateral at least equal to the market value of the securities loaned;

     . The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government;

     . The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

     .    It must be able to terminate the loan at any time;

     . It must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments); and

     .    It must determine that the borrower is an acceptable credit risk.

     These risks are similar to the ones involved with repurchase agreements. When the Fund lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, the Fund could:

     . Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

     .    Experience delays in recovering its securities.


SHORT SALES
--------------------------------------------------------------------------------

Description of Short Sales

     Selling a security short involves an investor sale of a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

     Investors typically sell securities short to:

     .    Take advantage of an anticipated decline in prices.

     .    Protect a profit in a security it already owns.

     The Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, the Fund can profit if the price of the security declines between those dates.

     To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund will incur transaction costs in effecting short sales. The Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

     The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

Short Sales Against the Box

     In addition, the Fund may engage in short sales "against the box." In a short sale against the box, the Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. The Fund will incur transaction costs to open, maintain and close short sales against the box.

Restrictions on Short Sales

     The Fund will not short sell a security if:

     . After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund net assets.

     . The market value of the securities of any single issuer that have been sold short by the Fund would exceed the two percent (2%) of the value of the Fund's net assets.

     . Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

     Whenever the Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN ISSUED TRANSACTIONS
--------------------------------------------------------------------------------

     A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account. The Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

     The Fund uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

     When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

     The Fund will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.

INVESTMENT POLICIES OF THE FUND

     The following investment limitations are fundamental, which means the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. The Fund will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The Fund will not:

     The Fund will not:

     . With respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. government or any if its agencies or instrumentalities).

     . With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any one issuer.

     . Invest more than 25% of its assets in companies within a single industry; however, there are no limitations on investments made in instruments issued or guaranteed by the U.S. government and its agencies.

     . Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 331/3% of the portfolio's gross assets valued at the lower of market or cost.

     .    Invest in physical commodities or contracts on physical commodities.

     . Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

     . Make loans except (i) by purchasing debt securities in accordance with its investment objectives, (ii) entering into repurchase agreements or
          (iii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

     .    Underwrite the securities of other issuers.

     . Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into option, futures or repurchase transactions.

MANAGEMENT OF THE COMPANY

     The Board manages the business of the Company. The Board elects officers to manage the day-to-day operations of the Company and to execute policies the Board has formulated. The Company pays each Independent Director the following fees:

     .    A $200 quarterly retainer fee per active Fund;

     . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;

     .    $1,500 for each private meeting of the Board;

     .    $1,000 for each telephonic meeting of the Board; and

     . $1,000 per day for attending seminars, up to a maximum of three events per year.

     In addition, the Company reimburses each Independent Director for travel and other expenses incurred while attending board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the Directors and allocated proportionately among all Funds in the UAM Complex. The Company does not pay its Interested Directors or officers for their services as Directors or officers.

BOARD MEMBERS
--------------------------------------------------------------------------------

     The following table lists the Board members and officers of the Company and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Company and total compensation received from the UAM Funds Complex. The UAM Funds Complex is currently comprised of 49 portfolios. Those people with an asterisk (*) beside their name are "interested persons" of the Company as that term is defined in the 1940 Act. Mr. English does have an investment advisory relationship with Investment Counselors of Maryland, an investment adviser to one of the portfolios in the UAM Funds Complex. However, the Company does not believe that the relationship is a material business relationship, and, therefore, does not consider him to be an interested Board member. If these circumstances change, the Board will determine whether any action is required to change the composition of the Board.

                                                                                           Aggregate       Total Compensation
                                                                                       Compensation from     From UAM Funds
    Name, Address,                                                                       Company as of        Complex as of
    Date of Birth             Principal Occupations During the Past 5 years                 4/30/00              4/30/00
    ===========================================================================================================================
    John T. Bennett, Jr.      Mr. Bennett is President of Squam Investment                   $9,380               $38,950
    RR2 Box 700               Management Company, Inc. and Great Island Investment
    Center Harbor, NH 03226   Company, Inc. (investment  management). From 1988 to
    1/26/29                   1993, Mr. Bennett was President of Bennett  Management
                              Company.  Mr.  Bennett  serves  on the  Board  of each
                              Company in the UAM Funds Complex.
    ---------------------------------------------------------------------------------------------------------------------------
    Nancy J. Dunn             Ms. Dunn has been Financial Officer of World Wildlife         $9,380               $38,950
    1250 24/th/ St., NW       Fund (nonprofit), since January 1999.  From 1991 to
    Washington, DC  20037     1999, Ms. Dunn was Vice President for Finance and
    8/14/51                   Administration and Treasurer of Radcliffe College
                              (Education).  Ms. Dunn serves on the Board of each
                              Company in the UAM Funds Complex.
    ---------------------------------------------------------------------------------------------------------------------------
    William A. Humenuk        Mr. Humenuk has been Senior Vice President                    $9,380               $38,950
    10401 N. Meridian St      Administration,  General Counsel and Secretary of Lone
    Suite 400                 Star Industries Inc. (cement and ready-mix  concrete)
    Indianapolis, IN 46290    since March 2000.  From June 1998 to March 2000 he
    4/21/42                   was Executive Vice President and Chief Administrative
                              Officer of Philip Services Corp. (ferrous scrap
                              processing, brokerage and industrial outsourcing
                              services). Mr. Humenuk was a Partner in the
                              Philadelphia office of the law firm Dechert Price &
                              Rhoads  from  July  1976 to  June  1998.  He was  also
                              formerly a Director of Hofler Corp.  (manufacturer  of
                              gear grinding  machines).  Mr.  Humenuk  serves on the
                              Board of each Company in the UAM Funds Complex.
    ---------------------------------------------------------------------------------------------------------------------------

                                                                                           Aggregate       Total Compensation
                                                                                       Compensation from     From UAM Funds
    Name, Address,                                                                       Company as of        Complex as of
    Date of Birth             Principal Occupations During the Past 5 years                 4/30/00              4/30/00
    ===========================================================================================================================
    Philip D. English         Mr. English is President and Chief Executive Officer          $9,380             $38,950
    16 West Madison           of Broventure Company, Inc., a company engaged in the
    Street                    investment management business. He is also Chairman of
    Baltimore, MD             the Board of Chektec Corporation (Drugs) and Cyber
    21201                     Scientific, Inc. (computer mouse company). Mr.
    8/5/48                    English serves on the Board of each Company in the
                              UAM Funds Complex.
    ---------------------------------------------------------------------------------------------------------------------------
    Norton H. Reamer*         Chairman, Chief Executive Officer and a Director of              0                    0
    One International Place   United Asset Management Corporation (financial
    Boston, MA 02110          services); Director, Partner or Trustee of each of
    3/21/35                   the Investment Companies of the Eaton Vance Group of
                              Mutual Funds (mutual funds).


OFFICERS
--------------------------------------------------------------------------------

     The following table lists the officers of the Company and provides information regarding their present positions, date of birth, address and their principal occupations during the past five years. The Company's officers are paid by UAM, its affiliates or SEI, but not by the Company.

                              Position
    Name, Address,            with
    Date of Birth             Company        Principal Occupations During the Past 5 years
    ------------------------------------------------------------------------------------------------------------------------
    Norton H. Reamer*         Board          You can find Mr. Reamer's biography in the table above.
    One International Place   Member;
    Boston, MA 02110          President
    3/21/35                   and Chairman
    ------------------------------------------------------------------------------------------------------------------------
    William H. Park           Vice           Executive Vice President and Chief Financial Officer of United Asset
    One International Place   President      Management Corporation (financial services) since 1998.
    Boston, MA 02110
    9/19/47
    ------------------------------------------------------------------------------------------------------------------------
    Gary L. French            Treasurer      President of UAMFSI (financial services) and UAMFDI (broker dealer);
    211 Congress Street                      Treasurer of the Fidelity  Group of Mutual Funds from 1991 to 1995
    Boston, MA 02110                         (mutual funds); held various other offices with Fidelity Investments
    7/4/51                                   (financial services) from November 1990 to March 1995.
    ------------------------------------------------------------------------------------------------------------------------
    Linda T. Gibson           Secretary      General Counsel and Managing Director of UAM Investment Services, Inc.
    211 Congress Street                      (financial services); Senior Vice President and General Counsel of UAMFSI
    Boston, MA 02110                         (financial services) and UAMFDI (broker-dealer); Senior Vice President and
    7/31/65                                  Secretary of Signature Financial Group, Inc. (financial services) and affiliated broker-dealers from 1991 to 2000; Director and Secretary of Signature
                                             Financial Group Europe, Ltd. (financial services) from 1995 to 2000; Secretary of the Citigroup Family of Mutual Funds (mutual funds) from 1996 to 2000;
                                             Secretary of the 59 Wall Street Family of Mutual Funds (mutual funds) from
                                             1996 to 2000.
    ------------------------------------------------------------------------------------------------------------------------
    Martin J. Wolin           Assistant      Vice President and Associate General Counsel of UAMFSI (financial services)
    211 Congress Street       Secretary      since February 1998; Assistant General Counsel of First Union Corporation
    Boston, MA 02110                         (financial services) from 1995 to 1998;  Attorney with Signature  Financial
    9/15/67                                  Group, Inc. (financial services) from 1994 to 1995.


                              Position
    Name, Address,            with
    Date of Birth             Company        Principal Occupations During the Past 5 years
    ------------------------------------------------------------------------------------------------------------------------
    Theresa DelVeccio         Assistant      Secretary of UAMFSI (financial services) since February 1998; Secretary and
    211 Congress Street       Secretary      Compliance Officer of UAMFDI (broker-dealer) since February 2000; Assistant
    Boston, MA 02110                         Vice President of Scudder Kemper Investments (financial services) from May
    12/23/63                                 1992 to February 1998.
    ------------------------------------------------------------------------------------------------------------------------
    Robert J. DellaCroce      Assistant      Director,  Mutual Fund Operations - SEI Investments (financial services) since
    SEI Investments           Treasurer      June 1994; Senior Manager at Arthur Andersen (accounting firm) prior to 1994.
    One Freedom Valley Rd.
    Oaks, PA  19456
    12/17/63

PRINCIPAL SHAREHOLDERS

     As of August 21, 2000, the following persons or organizations held of record or beneficially 5% or more of the shares of the Fund:

     Name and Address of Shareholder                                                   Percentage of Shares Owned
     =======================================================================================================================
     Charles Schwab & Co., Inc.                                                                  25.37%
     Reinvest Account
     Attn Mutual Funds
     101 Montgomery Street
     San Francisco, CA 94104-4122
     -----------------------------------------------------------------------------------------------------------------------
     UMBSC & Co                                                                                  20.59%
     FBO Lillick & Charles TJ Core
     C/O Trust Department
     PO Box 419175
     Kansas City, MO 64141-6175
     -----------------------------------------------------------------------------------------------------------------------
     Wilmington Trust Co Tr                                                                       7.05%
     FBO Catholic Healthcare West
     Deferred Company TR
     C/O Mutual Funds/UAM
     P.O. Box 8971
     Wilmington, DE 19899-8971
     -----------------------------------------------------------------------------------------------------------------------
     UMBSC & Co. FBO UTD Meth Fdn Chr Rtr                                                        6.76%
     P.O. Box 419260
     Kansas City, MO  64141-6260
     -----------------------------------------------------------------------------------------------------------------------
     Fire Co.                                                                                    5.90%
     P.O.Box 26883
     Oklahoma City, OK  73126-0883
     -----------------------------------------------------------------------------------------------------------------------

     Any shareholder listed above as owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. Shareholders controlling the portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio. As of August 21, 2000, the directors and officers of the Company owned less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

--------------------------------------------------------------------------------

     Tom Johnson Investment Management, a Massachusetts corporation located at Two Leadership Square, 211 North Robinson, Suite 450, Oklahoma City, Oklahoma, is the investment adviser to the Fund. The adviser manages and supervises the investment of the Fund's assets on a discretionary basis. The adviser, an affiliate of United Asset Management Corporation, has provided investment management services to corporations, unions, pension and profit sharing plans, trusts, estates and other institutions as well as individuals since 1983.

     The adviser is a subsidiary of UAM. UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized more than 50 UAM Affiliated Firms. UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds Complex.

Investment Advisory Agreement

     This section summarizes some of the important provisions of the Investment Advisory Agreement. The Company has filed the Investment Advisory Agreement with the SEC as part of its registration statement on Form N-1A.

     Service Performed by Adviser

     The adviser:

     .    Manages the investment and reinvestment of the Fund's assets;

     . Continuously reviews, supervises and administers the investment program of the Fund; and

     . Determines what portion of the Fund's assets will be invested in securities and what portion will consist of cash.

     Limitation of Liability

     In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its obligations and duties under the Investment Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Investment Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement.

     Continuing an Investment Advisory Agreement

     The Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually:

     . By a majority of those Board Members who are not parties to the Investment Advisory Agreement or interested persons of any such party; and

     . By a majority of the Board Members or by a majority of the shareholders of the Fund.

     Terminating an Investment Advisory Agreement

     The Company may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

     . A majority of the Fund's shareholders vote to do so or a majority of Board Members vote to do so; and

     .   It gives the adviser 60 days' written notice.

     The adviser may terminate the Investment Advisory Agreement at any time, without the payment of any penalty, upon 90 days' written notice to the Company.

     An Investment Advisory Agreement will automatically and immediately terminate if it is assigned.

Advisory Fees

     For its services, the Fund pays its adviser a fee calculated at an annual rate of 0.75% of its average daily net assets. Due to the effect of fee waivers by the adviser, the actual percentage of average net assets that the Fund pays in any given year may be different from the rate set forth in its contract with the adviser. For the last three fiscal years, the Fund paid the following in advisory fees to the adviser:


       Fiscal Year End     Investment Advisory Fees Paid   Investment Advisory Fees Waived   Total Investment Advisory Fee
     =======================================================================================================================
           4/30/00                   $127,887                         $137,537                         $265,424
     -----------------------------------------------------------------------------------------------------------------------
           4/30/99                      $0                             $99,818                          $99,818
     -----------------------------------------------------------------------------------------------------------------------
           4/30/98                      $0                             $63,097                          $63,097

DISTRIBUTOR
--------------------------------------------------------------------------------
     UAMFDI serves as the distributor for each portfolio of the Company. The Company offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110. UAMFDI receives no compensation for its services as distributor of the Institutional Class Shares.

SERVICE AND DISTRIBUTION PLANS
--------------------------------------------------------------------------------
     The Company has adopted a Distribution Plan and a Shareholder Servicing Plan (the "Plans") for their Institutional Service Class Shares pursuant to Rule 12b-1 under the 1940 Act.

Shareholder Servicing Plan

     The Shareholder Servicing Plan (Service Plan) permits the Company to compensate broker-dealers or other financial institutions (Service Agents) that have agreed with UAMFDI to provide administrative support services to Institutional Service Class shareholders that are their customers. Under the Service Plan, Institutional Service Class Shares may pay service fees at the maximum annual rate of 0.25% of the average daily net asset value of such shares held by the Service Agent for the benefit of its customers. The Company pays these fees out of the assets allocable to Institutional Service Class Shares to UAMFDI, to the Service Agent directly or through UAMFDI. Each item for which a payment may be made under the Service Plan constitutes personal service and/or shareholder account maintenance and may constitute an expense of distributing Institutional Service Class Shares as the SEC construes such term under Rule 12b-1. Services for which Institutional Service Class Shares may compensate Service Agents include:

     . Acting as the sole shareholder of record and nominee for beneficial owners.

     . Maintaining account records for such beneficial owners of the Fund's shares.

     .    Opening and closing accounts.

     . Answering questions and handling correspondence from shareholders about their accounts.

     .    Processing shareholder orders to purchase, redeem and exchange shares.

     . Handling the transmission of funds representing the purchase price or redemption proceeds.

     . Issuing confirmations for transactions in the Fund's shares by shareholders.

     . Distributing current copies of prospectuses, statements of additional information and shareholder reports.

     . Assisting customers in completing application forms, selecting dividend and other account options and opening any necessary custody accounts.

     . Providing account maintenance and accounting support for all transactions.

     . Performing such additional shareholder services as may be agreed upon by the Company and the Service Agent, provided that any such additional shareholder services must constitute a permissible non-banking activity in accordance with the then current regulations of, and interpretations thereof by, the Board of Governors of the Federal Reserve System, if applicable.

Rule 12b-1 Distribution Plan

     The Distribution Plan permits the Fund to pay UAMFDI or others for certain distribution, promotional and related expenses involved in marketing its Institutional Service Class Shares. Under the Distribution Plan, Institutional Service Class Shares may pay distribution fees at the maximum annual rate of 0.75% of the average daily net asset value of such shares held by the Service Agent for the benefit of its customers. These expenses include, among other things:

     .    Advertising the availability of services and products.

     . Designing materials to send to customers and developing methods of making such materials accessible to customers.

     .    Providing information about the product needs of customers.

     . Providing facilities to solicit Fund sales and to answer questions from prospective and existing investors about the Company.

     . Receiving and answering correspondence from prospective investors, including requests for sales literature, prospectuses and statements of additional information.

     .    Displaying and making available sales literature and prospectuses.

     . Acting as liaison between shareholders and the Company, including obtaining information from the Company and providing performance and other information about the Company.

     In addition, the Institutional Service Class Shares may make payments directly to other unaffiliated parties, who either aid in the distribution of their shares or provide services to the Class.

Fees Paid under the Service and Distribution Plans

     The Plans permit Institutional Service Class Shares to pay distribution and service fees at the maximum annual rate of 1.00% of the class' average daily net assets for the year. The Company's governing board has limited the amount the Institutional Service Class may pay under the Plans to 0.25% of the class' average daily net assets for the year, and may increase such amount to the plan maximum at any time. During the fiscal year ended April 30, 2000, the Institutional Services Class of the Fund paid $88,442 in expenses under the Service Plan for services described above.

     The Company will not reimburse the Distributor or others for distribution expenses incurred in excess of the amount permitted by the Plans.

     Subject to seeking best price and execution, the Company may buy or sell Fund securities through firms that receive payments under the Plans. UAMFDI, at its own expense, may pay dealers for aid in distribution or for aid in providing administrative services to shareholders.

Approving, Amending and Terminating the Plans

     Shareholders of the Fund have approved the Plans. The Plans also were approved by the governing board of the Company, including a majority of the members of the board who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plans (Plan Members), by votes cast in person at meetings called for the purpose of voting on these Plans.

     Continuing the Plans

     The Plans continue in effect from year to year so long as they are approved annually by a majority of the Company's board members and its Plan Members. To continue the Plans, the board must determine whether such continuation is in the best interest of the Institutional Service Class shareholders and that there is a reasonable likelihood of the Plans providing a benefit to the Class. The Company's board has determined that the Company's distribution arrangements are likely to benefit the Company and its shareholders by enhancing the Company's ability to efficiently service the accounts of its Institutional Service Class shareholders.

     Amending the Plans

     A majority of the Company's governing board and a majority of its the Plan Members must approve any material amendment to the Plans. Likewise, any amendment materially increasing the maximum percentage payable under the Plans must be approved by a majority of the outstanding voting securities of the Class, as well as by a majority of the Plan Members.

     Terminating the Plans

     A majority of the Plan Members or a majority of the outstanding voting securities of the Class may terminate the Plans at any time without penalty. In addition, the Plans will terminate automatically upon their assignment.

     Miscellaneous

     So long as the Plans are in effect, the non-interested board members will select and nominate the Plan Members of the Company.

     The Company and UAMFDI intend to comply with the Conduct Rules of the National Association of Securities Dealers relating to investment company sales charges. with these rules.

     Pursuant to the Plans, the board reviews, at least quarterly, a written report of the amounts expended under each agreement with Service Agents and the purposes for which the expenditures were made.

Additional Non-12b-1 Shareholder Servicing Arrangements

     In addition to payments by the Company under the Plans, UAM and any of its affiliates, may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or other services performed with respect to the Company, the Fund or any class of shares of the Fund. The person making such payments may do so out of its revenues, its profits or any other source available to it. Such services arrangements, when in effect, are made generally available to all qualified service providers. The adviser may also compensate its affiliated companies for referring investors to the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Administrator

     Pursuant to the Fund Administration Agreement with the Company, UAMFSI manages, administers and conducts the general business activities of the Company. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Company. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

     UAMFSI bears all expenses incurred in connection with the performance of its services under the Fund Administration Agreement. UAMFSI may, at its own expense, employ other people to assist it in performing its duties under the Fund Administration Agreement. Such people may be officers and employees who are employed by both UAMFSI and the Company. UAMFSI will pay such people for such employment. The Company will not incur any obligations with respect to such people. Other expenses incurred in the operation of the Company will be borne by the Company or other parties, including:

     .    Taxes, interest, brokerage fees and commissions;

     . Salaries and fees of officers and Board Members who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser;

     .    SEC fees and state Blue-Sky fees;

     .    EDGAR filing fees;

     .    Processing services and related fees;

     .    Advisory and administration fees;

     . Charges and expenses of pricing and data services, independent public accountants and custodians;

     .    Insurance premiums including fidelity bond premiums;

     .    Outside legal expenses;

     .    Costs of maintenance of corporate existence;

     . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of each portfolio of the Company;

     . Printing and production costs of shareholders' reports and corporate meetings;

     .    Cost and expenses of Company stationery and forms;

     .    Costs of special telephone and data lines and devices;

     .    Trade association dues and expenses; and

     .    Any extraordinary expenses and other customary expenses.

     The Fund Administration Agreement continues in effect from year to year if the Board specifically approves such continuance every year. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement automatically terminates upon its assignment by UAMFSI without the prior written consent of the Company.


Administration and Transfer Agency Fees

     The Fund pays a four-part fee to UAMFSI as follows:

1.   An annual fee to UAMFSI for administration services calculated as follows:

     .    $19,500 for the first operational class; plus

     .    $3,750 for each additional class; plus

     .    0.043% of the aggregate net assets of the Fund.

2. An annual fee to UAMFSI for sub-administration and other services, which UAMFSI pays to SEI, calculated as follows:

     .    Not more than $35,000 for the first operational class; plus

     .    $5,000 for each additional operational class; plus

     . 0.03% of their pro rata share of the combined assets of the UAM Funds Complex.

3. An annual fee to UAMFSI for transfer agent and dividend-disbursing services, which UAMFSI pays to DST Systems, Inc. calculated as follows:

     .    $10,500 for the first operational class; and

     .    $10,500 for each additional class.

4. An annual fee to UAMFSI, which UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent, calculated as follows:

     .    $7,500 for the first operational class; and

     .    $2,500 for each additional class.

     For the last three fiscal years the Fund paid the following in administration fees:


                            Fiscal Year End                                          Total Administration Fee
     =========================================================================================================================
                               4/30/00                                                      $120,580
     -------------------------------------------------------------------------------------------------------------------------
                               4/30/99                                                      $20,503
     -------------------------------------------------------------------------------------------------------------------------
                               4/30/98                                                       $3,366

     * Effective March 1, 1998, UAMFSI became the Fund's administrator. Prior to March 1, 1998, another firm provided administrative services to the Fund.



CUSTODIAN
--------------------------------------------------------------------------------

     The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Company.

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

     PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountant for each portfolio of the Company.

CODE OF ETHICS
--------------------------------------------------------------------------------
     The Company, its distributor and its investment advisers have adopted a code of ethics under Rule 17j-1 of the 1940 Act that permits personnel subject to their particular code of ethics to invest in securities, including securities that may be purchased or held by the Fund.

Brokerage Allocation And Other Practices

SELECTION OF BROKERS
--------------------------------------------------------------------------------
     The Investment Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Fund. The Investment Advisory Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the Fund. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Investment Advisory Agreement. In so doing, the Fund may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction. For the fiscal year ended April 30, 2000, neither the Fund nor the adviser directed and of the portfolio brokerage transactions to a broker because of research services provided.



     It is not the practice of the Company to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Company may place trades with qualified broker-dealers who recommend the Company or who act as agents in the purchase of Company shares for their clients.

SIMULTANEOUS TRANSACTIONS
--------------------------------------------------------------------------------
     The adviser makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the Fund, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Company's Board periodically reviews the various allocation methods used by the adviser.


BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------

Equity Securities

     Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

Debt Securities

     Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Commissions Paid

     For the last three fiscal years, the Fund has paid the following in brokerage commissions.

                           Fiscal Year End                                           Brokerage Commissions
     =========================================================================================================================
                               4/30/00                                                      $69,696
     -------------------------------------------------------------------------------------------------------------------------
                               4/30/99                                                      $23,689

                          4/30/98                          $18,284

Capital Stock And Other Securities


The Company

     The Company was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Company changed its name to "UAM Funds Trust." The Company's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI. The Company is an open-end, management investment company and the Fund is diversified. This means that with respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than U. S. government securities).

Description of Shares and Voting Rights

     The Company's Agreement and Declaration of Trust permits the Company to issue an unlimited number of shares of beneficial interest, without par value. The Board has the power to designate one or more series (portfolios) or classes of shares of beneficial interest without shareholder approval.

     Description of Shares

     When issued and paid for, the shares of each series and class of the Company are fully paid and non-assessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Board members can elect 100% of the Board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of a portfolio. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Board.

     If the Company is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocable to that class. The Company will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the portfolio. A majority of the Board may authorize the liquidation of any portfolio or class at any time.

     The Company will not hold annual meetings except when required to by the 1940 Act or other applicable law.

     Class Differences

     The Board has authorized three classes of shares, Institutional, Institutional Service and Advisor. Not all of the portfolios issue all of the classes. The three classes represent interests in the same assets of a portfolio and, except as discussed below, are identical in all respects.

     . Institutional Shares do not bear any expenses for shareholder servicing and the distribution of such shares pursuant to a distribution plan or other 12b-1 plan;

     . Institutional Service Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures; and

     . Advisor Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. Advisor Shares also charge a sales load on purchases.

     .    Each class of shares has different exchange privileges.

     Distribution and shareholder servicing fees reduce a class's:

     .    Net income;

     .    Dividends; and

     .    NAV to the extent the portfolio has undistributed net income.


Dividend and Distribution Options

     There are three ways for shareholders to receive dividends and capital gains :

     . Income dividends and capital gains distributions are reinvested in additional shares at net asset value;

     . Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV; and

     .    Income dividends and capital gains distributions are paid in cash.

     Unless the shareholder elects otherwise in writing, all dividends and distributions will automatically be reinvested in additional shares of the Fund at NAV (as of the business day following the record date). Shareholders may change their dividend and distributions option by writing to the Fund at least three days before the record date for income dividend or capital gain distribution.

     Each portfolio sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.


Federal Taxes

     The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year so that it generally will be relieved of federal income and excise taxes. If the Fund were to fail to make sufficient distributions in a year, it would be subject to corporate income taxes and/or excise taxes. In addition, if the shortfall were large enough, the Fund could be disqualified as a regulated investment company. If the Fund were to fail to so qualify: (1) it would be taxed at regular corporate rates without any deduction for distributions to shareholder; and (2) its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

     As of April 30, 2000, the Fund had no capital loss carryovers.

     Purchase, Redemption and Pricing of Shares


     NET ASSET VALUE PER SHARE
     ---------------------------------------------------------------------------

     Calculating NAV

          The purchase and redemption price of the shares of the Fund is equal to its NAV. The Fund calculates its NAV by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. For purposes of this calculation:

          . Liabilities include accrued expenses, dividends payable and other liabilities; and

          . Total assets include the market value of the securities held by the Fund, plus cash and other assets plus income accrued but not yet received.

          The Fund normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


     How the Company Values it Assets

          Equity Securities

          Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against the U.S. dollar quoted by any major bank or by a broker.

          Debt Securities

          Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board determines that amortized cost reflects fair value.

          Other Assets

          The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Board.

     PURCHASE OF SHARES
     ---------------------------------------------------------------------------
          Service Agents may enter confirmed purchase orders on behalf of their customers. To do so, the Service Agent must receive your investment order before the close of trading on the NYSE and must transmit it to the Fund before the close of its business day to receive that day's share price. The Fund must receive proper payment for the order by the time the Fund calculates its NAV on the following business day. Service Agents are responsible to their customers and the Company for timely transmission of all subscription and redemption requests, investment information, documentation and money.

     Shareholders can buy full and fractional (calculated to three decimal places) shares of the Fund. The Company will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

     The Company may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of the Fund's shares.

In-Kind Purchases

     At its discretion, the Company may permit shareholders to purchase shares of the Fund with securities, instead of cash. If the Company allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "How the Company Values it Assets" at the next determination of net asset value after acceptance. The Company will issue shares of the Fund at the NAV of the Fund determined as of the same time.

     The Company will only acquire securities through an in-kind purchase for investment and not for immediate resale. The Company will only accept in-kind purchases if the transaction meets the following conditions:

     .    The securities are eligible investments for the Fund;

     .    The securities have readily available market quotations;

     . The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise;

     . All dividends, interest, subscription, or other rights pertaining to such securities become the property of the Fund and are delivered to the Fund by the investor upon receipt from the issuer; and

     . Immediately after the transaction is complete, the value of all securities of the same issuer held by the Fund cannot exceed 5% of its net assets. This condition does not apply to U.S. government securities.

     Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------
     When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the Fund's investments.

By Mail

     Requests to redeem shares must include:

     .    Share certificates, if issued;

     . A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered;

     .    Any required signature guarantees (see "Signature Guarantees"); and

     . Any other necessary legal documents for estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

By Telephone

     Shareholders may not do the following by telephone:

     . Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in this manner, you must submit a written request signed by each shareholder, with each signature guaranteed.

     .   Redeem shares represented by a certificate.

     The Company and UAMSSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened and before effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The Company or UAMSSC may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Company or UAMSSC does not employ the procedures described above. Neither the Company nor UAMSSC will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Redemptions-In-Kind

     If the Board determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of securities received in payment of redemptions.

     The Company has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board may deem advisable; however, payment will be made wholly in cash unless the Board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If the Fund pays redemption proceeds with securities instead of cash, it will value such securities as set forth under "How the Company Values its Assets." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

Signature Guarantees

     The Company requires signature guarantees for certain types of documents, including:

     .   Written requests for redemption;

     . Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed; and

     .   On all stock certificates tendered for redemption.

     The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Company and its sub-transfer agent from fraud.

     The Company requires signature guarantees for the following redemptions:

     . Redemptions where the proceeds are to be sent to someone other than the registered shareowner(s);

     . Redemptions where the proceeds are to be sent to someplace other than the registered address; or

     .   Share transfer requests.

     The Company will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. You can get a complete definition of eligible guarantor institutions by calling 1-877-826-5465.

     Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.


Other Redemption Information

     Normally, the Fund will pay for all shares redeemed under proper procedures within seven days after it received your request. However, the Fund will pay your redemption proceeds earlier as applicable law so requires.


     The Company may suspend redemption privileges or postpone the date of payment:

     .    When the NYSE and custodian bank are closed;

     .    When trading on the NYSE is restricted;

     . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets; or

     .    For such other periods as the Commission may permit.

Exchange Privilege
--------------------------------------------------------------------------------

     The exchange privilege is only available with respect to UAM Funds that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Institutional Service Class shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

     Neither the Company nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The Board may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage other mutual funds in the UAM Funds Complex and their shareholders.

Transfer Of Shares
--------------------------------------------------------------------------------

     Shareholders may transfer shares of the Fund to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.


PERFORMANCE CALCULATIONS


     The Fund measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The Fund calculates its current yield and average annual total return information according to the methods required by the SEC.

Total Return
--------------------------------------------------------------------------------

     Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

     The Fund's average annual total return is calculated by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable expenses on an annual basis. Since Adviser Class Shares and Institutional Service Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

     Total return is calculated according to the following formula:

         P (1 + T)/n/ = ERV

         Where:

         P      =   a hypothetical initial payment of $1,000

         T      =   average annual total return

         n      =   number of years

         ERV    =   ending redeemable value of a hypothetical $1,000 payment
                    made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

     The table lists the Fund's average annual returns for the one-year period and the five-year period ended April 30, 2000 and the period from the Fund's inception date through April 30, 2000.

                One Year                     Five Years                 Since Inception               Inception Date
     -----------------------------------------------------------------------------------------------------------------------
                 -4.50%                         N/A                         18.89%                       9/28/95

Yield
--------------------------------------------------------------------------------

     Yield refers to the income generated by an investment in the Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all mutual funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

     The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Adviser Class Shares and Institutional Service Class Shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.


     Yield is obtained using the following formula:

         Yield = 2[((a-b)/(cd)+1)/6/-1]

         Where:

         a =  dividends and interest earned during the period

         b =  expenses accrued for the period (net of reimbursements)

         c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

         d = the maximum offering price per share on the last day of the period.


     The table lists the Fund's 30-day SEC yield for period ended April 30, 2000.

                                                                                          One Year
     -----------------------------------------------------------------------------------------------------------------------
     Institutional Service Class                                                           0.35%

Comparisons
--------------------------------------------------------------------------------

     The Fund's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further described in this SAI. This information may also be included in sales literature and advertising.

     To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Company or the Fund may discuss various measures of performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. Please see "Comparative Benchmarks" for publications, indices and averages that may be used.

     In assessing such comparisons of performance, an investor should keep in mind:

     . That the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Fund;

     .    That the indices and averages are generally unmanaged;

     . That the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance; and

     .    That shareholders cannot invest directly in such indices or averages.

     In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

FINANCIAL STATEMENTS

     The following documents are included in the Fund's April 30, 2000 Annual
     Report:

     .    Financial statements for the fiscal year ended April 30, 2000;

     .    Financial highlights for the respective periods presented; and

     .    The report of PricewaterhouseCoopers LLP.

     Each of the above-referenced documents is incorporated by reference into this SAI. However, no other parts of the Fund's Annual Report is incorporated by reference herein. Shareholders may get copies of the Fund's Annual Report free of charge by calling the UAM Funds at the telephone number appearing on the front page of this SAI.


GLOSSARY


     All terms that this SAI does not otherwise define, have the same meaning in the SAI as they do in the prospectus of the Fund.

     1933 Act means the Securities Act of 1933, as amended.

     1934 Act means the Securities Exchange Act of 1934, as amended.

     1940 Act means the Investment Company Act of 1940, as amended.

     Adviser means the investment adviser of the Fund.

     Board Member refers to a single member of the Company's Board.

     Board refers to the Company's Board of Trustees as a group.

     Company refers to UAM Funds Trust.

     Independent Board Member refers Board Members that are not Interested Board Members.

     Interested Board Member refers to an "interested person" (as defined by the 1940 Act) of the Company. A Board Member may by an interested person of the Company because they are affiliated with one of the Company's investment advisers, United Asset Management Corporation or the Company's principal underwriter.

     NAV is the net asset value per share of the Fund.

     NYSE is the New York Stock Exchange. Also known as "The Exchange" or "The Big Board."

     Fund refers to the TJ Core Equity Portfolio, which is a series of the Company.

     SEC is the Securities and Exchange Commission. The SEC is the federal agency that administers most of the federal securities laws in the United States. In particular, the SEC administers the 1933 ACT, the 1940 ACT and the 1934 ACT.

     SEI is SEI Investments Mutual Funds Services, the Company's sub-administrator.

     UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Inc. II and all of their portfolios.

     UAM is United Asset Management Corporation.

     UAMFDI is UAM Fund Distributors, Inc., the Company's principal underwriter.

     UAMFSI is UAM Fund Services, Inc., the Company's administrator.

     UAMSSC is UAM Fund Shareholder Servicing Center, Inc., the Company's sub-shareholder-servicing agent.


BOND RATINGS

     Moody's Investors Service, Inc.
     ---------------------------------------------------------------------------

     Preferred Stock Ratings


     aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

     a An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa An issue that is rated "baa" is considered to be a medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     ca An issue that is rated "ca" is speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

     plus (+) or            Moody's applies numerical modifiers 1, 2, and 3 in
     minus (-)              each rating classification: the modifier 1 indicates
                            that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Debt Ratings - Taxable Debt & Deposits Globally

     Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

     A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B                      Bonds that are rated B generally lack
                            characteristics of the desirable investment.
                            Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Con. (...)             (This rating applies only to U.S. Tax-Exempt
                            Municipals) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches.
                            Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


     Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Prime Rating System - Taxable Debt & Deposits Globally

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.


     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                              . Leading market positions in well-established industries.

                              . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                              . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                              .    Well-established access to a range of
                                   financial markets and assured sources of alternate liquidity.


     Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


     Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


     Not Prime              Issuers rated Not Prime do not fall within any of
                            the Prime rating categories.


Standard & Poor's Ratings Services
--------------------------------------------------------------------------------


Long-Term Issue Credit Ratings

     Issue credit ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

     2.  Nature of and provisions of the obligation;

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

     AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


     Obligations rated 'BB,' 'B,' 'CCC,' 'CC,' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.


     BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC An obligation rated 'CCC' is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

     CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.

     C A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to non-payment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy. Debt obligations of issues outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor and do not take into account currency exchange and related uncertainties.

     Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

     A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.



Local Currency and Foreign Currency Risks

     Country risks considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identity those instances where sovereign risks make them different for the same issuer.

Fitch Ratings
--------------------------------------------------------------------------------

International Long-Term Credit Ratings

     Investment Grade

     AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

     Speculative Grade

     BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC,CC,C               High default risk. Default is a real possibility.
                            Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.


     DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%- 90%, and "D" the lowest recovery potential, i.e., below 50%.

                                  Entities rated in this category have defaulted
                            on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

International Short-Term Credit Ratings


     F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.


     F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C                      High default risk. Default is a real possibility.
                            Capacity for meeting financial commitments that is highly uncertain and solely reliant upon a sustained, favorable business and economic environment.


     D                      Default. Denotes actual or imminent payment default.


     Notes


     "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC,' or to short-term ratings other than `F1.'

     `NR' indicates that Fitch does not rate the issuer or issue in question.

     `Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.


COMPARATIVE BENCHMARKS

     CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

     Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

     Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

     Dow Jones Industrial Average - a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.


     Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper, Inc., Morningstar, Inc., The New York Times, Personal Investor, The Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

     Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.

     IBC's Money Fund Average/All Taxable Index - an average of all major money market fund yields, published weekly for 7- and 30-day yields.

     IFC Investable Composite Index - an unmanaged market capitalization-weighted index maintained by the International Finance Corporation. This index consists of over 890 companies in 26 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.


     Lehman Brothers Indices:
     ------------------------


     Lehman Brothers Aggregate Bond Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issues of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $150 million.

     Lehman Brothers Credit Bond Index - an unmanaged index of all publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, nonconvertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

     Lehman Brothers Government Bond Index - an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

     Lehman Brothers Government/Corporate Bond Index - an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $150 million. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

     Lehman Brothers High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, nonconvertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

     Lehman Brothers Intermediate Government/Corporate Index - an unmanaged fixed income, market value-weighted index that combines the Lehman Brothers Government Bond Index (intermediate-term sub-index) and Lehman Corporate Bond Index (intermediate-term sub-index).

     Lehman Brothers Mortgage-Backed Securities Index - an unmanaged index of all fixed-rate securities backed by mortgage pools of Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).


     Lipper, Inc./Lipper Indices/Lipper Averages
     -------------------------------------------


     The Lipper Indices are equally weighted indices for typically the 30 largest mutual funds within their respective portfolio investment objectives. The indices are currently grouped in six categories: U.S. Diversified Equity with 12 indices; Equity with 27 indices, Taxable Fixed-Income with 20 indices, Tax-Exempt Fixed-Income with 28 indices, Closed-End Funds with 16 indices, and Variable Annuity Funds with 18 indices.

     In September, 1999, Lipper, Inc. introduced its new portfolio-based mutual fund classification method in which peer comparisons are based upon characteristics of the specific stocks in the underlying funds, rather than upon a broader investment objective stated in a prospectus. Certain of Lipper, Inc.'s classifications for general equity funds' investment objectives were changed while other equity objectives remain unchanged. Changing investment objectives include Capital Appreciation Funds, Growth Funds, Mid-Cap Funds, Small-Cap Funds, Micro-Cap Funds, Growth & Income Funds, and Equity Income Funds. Unchanged investment objectives include Sector Equity Funds, World Equity Funds, Mixed Equity Funds, and certain other funds including all Fixed Income Funds and S&P(R) Index Funds.

     Criteria for the Lipper Indices are: 1) component funds are largest in group; 2) number of component funds remains the same (30); 3) component funds are defined annually; 4) can be linked historically; and 5) are used as a benchmark for fund performance.

     Criteria for the Lipper Averages are: 1) includes all funds in the group in existence for the period; 2) number of component funds always changes; 3) universes are dynamic due to revisions for new funds, mergers, liquidations, etc.; and 4) will be inaccurate if historical averages are linked.

     Certain Lipper, Inc. indices/averages used by the UAM Funds may include, but are not limited to, the following:

     Lipper Short-Intermediate Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of one to five years or less. (Taxable Fixed-Income category)

     Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. (Equity category)

     Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities. (Equity category)

     Lipper Equity Mid Cap Fund Index - an unmanaged index of funds that by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. (Equity category)

     Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase. (Equity category)

     Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size which invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. (Equity category)


     Lipper Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

     Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).


     Merrill Lynch 1-3 Year Treasury Index - an unmanaged index composed of U.S. treasury securities with maturities from 1 to 3 years.


     Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

     Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

     NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs.


     Nikkei Stock Average - a price weighted index of 225 selected leading stocks listed on the First Section of the Tokyo Stock Exchange.


     New York Stock Exchange composite or component indices --capitalization-weighted unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.


     Russell U.S. Equity Indices:
     ----------------------------

     Russell 3000(R) Index - measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

     Russell 1000(R) Index - an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

     Russell 2000(R) Index -- an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

     Russell Top 200(TM) Index - measures the performance of the 200 largest companies in the Russell 1000 Index, which represents approximately 74% of the total market capitalization of the Russell 1000 Index.

     Russell Mid-Cap(TM) Index -- measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

     Russell 2500(TM) Index - an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

     Russell 3000(R) Growth Index - measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indices.

     Russell 3000(R) Value Index - measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indices.

     Russell 1000(R) Growth Index - measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000(R) Value Index - measures the performance of Russell 1000 with lower price-to-book ratios and lower forecasted growth values.

     Russell 2000(R) Growth Index - measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 2000(R) Value Index - measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

     Russell Top 200(TM) Growth Index - measures the performance of those Russell Top 200 companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

     Russell Top 200(TM) Value Index - measures the performance of those Russell Top 200 companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     Russell Midcap(TM) Growth Index - measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

     Russell Midcap(TM) Value Index - measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     Russell 2500(TM) Growth Index - measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 2500(TM) Value Index - measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

     Ryan Labs 5 Year GIC Master Index - an arithmetic mean of market rates of $1 million GIC contracts held for five years. The market rates are representative of a diversified, investment grade portfolio of contracts issued by credit worthy insurance companies. The index is unmanaged and does not reflect any transaction costs. Direct investment in the index is not possible.


     Standard & Poor's U.S. Indices:
     -------------------------------


     In October, 1999, Standard & Poor's and Morgan Stanley Capital International launched a new global industry classification standard consisting of 10 economic sectors aggregated from 23 industry groups, 59 industries, and 123 sub-industries covering almost 6,000 companies globally. The new classification standard will be used with all of their respective indices. Features of the new classification include 10 economic sectors, rather than the 11 S&P currently uses. Sector and industry gradations are less severe. Rather than jumping from 11 sectors to 115 industries under the former S&P system, the new system progresses from 10 sectors through 23 industry groups, 50 industries and 123 sub-industries.

     S&P 500 Index - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks. Widely regarded as the standard for measuring large-cap U.S. stock market performance. It is used by 97% of U.S. money managers and pension plan sponsors. More than $1 trillion is indexed to the S&P 500.

     S&P MidCap 400 Index -- consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value. It is used by over 95% of U.S. managers and pension plan sponsors. More than $25 billion is indexed to the S&P MidCap 400.

     S&P SmallCap 600 Index - an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors. It is gaining wide acceptance as the preferred benchmark for both active and passive management due to its low turnover and greater liquidity. Approximately $8 billion is indexed to the S&P SmallCap 600.

     S&P SuperComposite 1500 - combines the S&P 500, MidCap 400, and SmallCap 600 indices, representing 87% of the total U.S. equity market capitalization.

     S&P 100 Index - known by its ticker symbol OEX, this index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue chip stocks across diverse industry groups.

     S&P/BARRA Growth and Value Indices - are constructed by grouping the securities in the S&P 500 Index according to price-to-book ratio. The Value index contains the companies with the lower price-to-book ratios; while the companies with the higher price-to-book ratios are contained in the Growth index.

     S&P REIT Composite Index - launched in 1997, this benchmark tracks the market performance of U.S. Real Estate Investment Trusts, known as REITS. The REIT Composite consists of 100 REITs chosen for their liquidity and importance in representing a diversified real estate Fund. The Index covers over 80% of the securitized U.S. real estate market.

     S&P Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

     Standard & Poor's CANADA Indices:
     ---------------------------------

     S&P/TSE Canadian MidCap Index - measures the performance of the mid-size company segment of the Canadian equity market.

     S&P/TSE Canadian SmallCap Index - Measures the small company segment of the Canadian equity market.

     Standard & Poor's Global Indices:
     ---------------------------------

     S&P Global 1200 Index - aims to provide investors with an investable Fund. This index, which covers 29 countries and consists of seven regional components, offers global investors an easily accessible, tradable set of stocks and particularly suits the new generation of index products, such as exchange-traded funds (ETFs).

     S&P Euro and S&P Euro Plus Indices - the S&P Euro Index covers the Eurobloc countries; the Euro Plus Index includes the Euro markets as well as Denmark, Norway, Sweden and Switzerland. The S&P Euro Plus Index contains 200 constituents, and the S&P Euro Index, a subset of Euro Plus, contains 160 constituents. Both indices provide geographic and economic diversity over 11 industry sectors.

     S&P/TSE 60 Index - developed with the Toronto Stock Exchange, is designed as the new Canadian large cap benchmark and will ultimately replace the Toronto 35 and the TSE 100.

     S&P/TOPIX 150 - includes 150 highly liquid securities selected from each major sector of the Tokyo market. It is designed specifically to give portfolio managers and derivative traders an index that is broad enough to provide representation of the market, but narrow enough to ensure liquidity.

     S&P Asia Pacific 100 Index - includes highly liquid securities from each major economic sector of major Asia-Pacific equity markets. Seven countries--Australia, Hong Kong, Korea, Malaysia, New Zealand, Singapore, and Taiwan--are represented in the new index.

     S&P Latin America 40 Index - part of the S&P Global 1200 Index, includes highly liquid securities from major economic sectors of Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the new index.

     S&P United Kingdom 150 Index - includes 150 highly liquid securities selected from each of the new S&P sectors. The S&P UK 150 is designed to be broad enough to provide representation of the market, but narrow enough to ensure liquidity.

     Salomon Smith Barney Global excluding U.S. Equity Index - an unmanaged index comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

     Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities of one year or greater, but less than three years.

     Salomon Smith Barney Three-Month T-Bill Average -- the average for all treasury bills for the previous three-month period.

     Salomon Smith Barney Three-Month U.S. Treasury Bill Index - a return equivalent yield average based on the last three 3-month Treasury bill issues.

     Savings and Loan Historical Interest Rates -- as published by the U.S. Savings and Loan League Fact Book.

     Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. treasury bills and inflation.

     Target Large Company Value Index - an index comprised of large companies with market capitalizations currently extending down to approximately $1.9 billion that are monitored using a variety of relative value criteria in order to capture the most attractive value opportunities available. A high quality profile is required and companies undergoing adverse financial pressures are eliminated.

     U.S. Three-Month Treasury Bill Average - the average return for all treasury bills for the previous three month period.

     Value Line Composite Index -- composed of over 1,600 stocks in the Value Line Investment Survey.

     Wilshire Real Estate Securities Index - a market capitalization-weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The index is used by the institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison.

     Wilshire REIT Index - includes 112 real estate investment trusts (REITs) but excludes seven real estate operating companies that are included in the Wilshire Real Estate Securities Index.

     Note: With respect to the comparative measures of performance for equity securities described herein, comparisons of performance assume reinvestment of dividends, except as otherwise stated.

                            UAM Funds
                            Funds for the Informed Investor sm

TS&W International Octagon Portfolio
(formerly, Jacobs International Octagon Portfolio)

Institutional Class Shares Prospectus                       August 28, 2000





                                 [LOGO OF UAM}

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 Table Of Contents


Fund Summary..................................................................1


 What are the Fund's Objectives?............................................   1
 What are the Fund's Principal Investment Strategies?.......................   1
 What are the Fund's Principal Risks?.......................................   3
 How Has the Fund Performed?................................................   4
 What are the Fund's Fees and Expenses?.....................................   4


Investing with the UAM Funds..................................................6


 Buying
   Shares.....6
 Redeeming
   Shares.....7
 Exchanging
   Shares.....9
 Transaction
   Policies...9
 Account
   Policies..11


Additional Information About the Fund........................................13


 Other Investment Practices and Strategies..................................  13
 Investment Management......................................................  14
 Shareholder Servicing Arrangements.........................................  14


Financial Highlights.........................................................16

 Fund Summary


WHAT ARE THE FUND'S OBJECTIVES?
-------------------------------------------------------------------------------

  The fund seeks to provide long-term capital appreciation by investing in equity securities of companies in developed and emerging markets. The fund may not change its objective without shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
-------------------------------------------------------------------------------

  The fund normally invests at least 80% of its total assets in equity secu-rities of companies located in at least three countries outside the United States. Typically, the fund may invest about 20% to 40% of total assets in small companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The adviser expects to diver-sify the investments of the fund throughout the world and within markets to minimize specific country and currency risks. The adviser selects in-vestments for the fund using a flexible, value-oriented approach that fo-cuses on companies rather than on countries or markets.

  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, pre-ferred stocks, convertible securities, rights and warrants.

  Foreign securities include securities of companies located outside the United States and American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and other similar global instruments. ADRs are certifi-cates evidencing ownership of shares of a foreign issuer that are issued by depository banks and generally trade on an established market in the United States or elsewhere. EDRs are similar to ADRs, except that European Banks or trust companies typically issue them. Although ADRs and EDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they continue to be subject to many of the risks associated with investing directly in foreign securities.

  Security Selection

  The adviser looks for companies that it believes will benefit from global trends, promising business or product developments and changing economic, social and political trends. The adviser seeks to identify stocks selling at the greatest discount to their intrinsic future value by comparing its estimate of the company's future earnings and cash flow to the industry average. In attempting to identify value across disparate econo-mies in the international marketplace, the adviser believes that rigid ad-herence to a single model results in missed opportunities. Therefore, the adviser ascertains a company's value using a variety of measurements, in-cluding its stock price-to-cash flow, enterprise value-to-cash flow and price-to-future earnings ratios.

  After concluding that a particular company is good investment, the adviser sets a purchase price, calculates its potential appreciation and ranks the investment versus other potential investments. The fund may purchase the security if the adviser considers it to be a value investment.

  The fund intends to purchase and hold securities for two to four years and does not expect to trade for short-term gain. The fund sells a security:

  . When it reaches its target price. Target prices are determined based on the adviser's valuation models and perception of risk in a particu-lar country or region.

  .   To make room for more attractive alternatives.

  Country Allocation

  The adviser expects to diversify the investments of the fund throughout the world and within markets to minimize specific country and currency risks. The adviser allocates investments to countries based on its percep-tion of risks in that country and not on any predetermined guidelines. The following table lists some of the countries in which the fund may invest:

     Argentina                      Greece                                    Peru
     Australia                      Hong Kong                                 Philippines
     Austria                        Indonesia                                 Poland
     Bermuda                        Ireland                                   Portugal
     Brazil                         Israel                                    Russia
     Czech Republic                 Italy                                     Singapore
     Chile                          Korea                                     Spain
     China                          Japan                                     Sweden
     Denmark                        Malaysia                                  Switzerland
     Finland                        Mexico                                    Thailand
     France                         Netherlands                               United Kingdom
     Germany                        Norway

  Although it may invest entirely in countries with developed or emerging markets, the fund usually invests 10% to 40% of its assets in companies located in emerging markets. A company is located in an emerging country if it has one or more of the following characteristics:

  .   Its principal securities trading market is in an emerging country.

  . It derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging countries.

  . It is organized under the laws of, and has a principal office in, an emerging country.

  It may be too difficult or too risky for the fund to invest in some emerg-ing countries. Consequently, the fund will focus its investments on those countries where it believes the economies are developing and the markets are becoming more sophisticated.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
-------------------------------------------------------------------------------

  As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or be-cause the adviser did not implement its strategy properly. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

  As with all equity funds, the risks that could affect the value of the fund's shares and the total return on your investment include the possi-bility that the equity securities held by the fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securi-ties may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly re-lated to a specific company, such as decisions made by its management.

  Value oriented mutual funds may not perform as well as certain other types of equity mutual funds during periods when value stocks are out of favor.

  Investing in stocks of smaller companies can be riskier than investing in larger, more mature companies. Smaller companies may be more vulnerable to adverse developments than larger companies because they tend to have nar-rower product lines and more limited financial resources. Their stocks may trade less frequently and in limited volume.

  When the fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, espe-cially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic de-velopments or changes in the value of foreign currency can make it harder for a fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect in-vestment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

HOW HAS THE FUND PERFORMED?
-------------------------------------------------------------------------------

  The following information illustrates some of the risks of investing in the fund. The bar chart shows how performance of the fund has varied from year to year. The average annual return table compares the average annual returns of the fund to those of a broad-based securities market index. Re-turns are based on past results and are not an indication of future per-formance.

Calendar Year Returns

[CHART]

  During the periods shown in the chart for the fund, the highest return for a quarter was 35.93% (quarter ending 12/31/99) and the lowest return for a quarter was -20.74% (quarter ending 09/30/98). For the period from January 1, 2000, through June 30, 2000, the fund returned -7.32%.

Average Annual Returns For Periods Ended December 31, 1999

                                                            Since
                                                    1 Year 1/2/97*
  ----------------------------------------------------------------
   TSW International Octagon Portfolio              44.42% 13.46%
  ----------------------------------------------------------------
   Morgan Stanley Capital International EAFE Index  26.96% 16.06%

  *  Beginning of operations. Index comparisons begin on December 31, 1996.

WHAT ARE THE FUND'S FEES AND EXPENSES?
-------------------------------------------------------------------------------

Shareholder Transaction Fees (fees paid directly from your investment)

  The fund is a no-load investment, which means there are no fees or charges to buy or sell its shares, to reinvest dividends or to exchange into other UAM Funds.

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

  The fund does have annual operating expenses and as a shareholder you pay them indirectly. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

   Management Fees                       1.00%
  --------------------------------------------
   Other Expenses                        0.61%
  --------------------------------------------
   Total Annual Fund Operating Expenses  1.61%

Example

  This example can help you to compare the cost of investing in the fund to the cost of investing in other mutual funds. The example assumes you in-vest $10,000 in the fund for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year                3 Years                           5 Years                           10 Years
  ---------------------------------------------------------------------------------------------------
    $164                  $508                              $876                              $1,911

 Investing with the UAM Funds


BUYING SHARES
-------------------------------------------------------------------------------

By Mail

  You can open an account with the fund by sending a check or money order and your account application to the UAM Funds. You should make your check or money order payable to the "UAM Funds." The UAM Funds do not accept third-party checks. You can add to an existing account by sending a check and, if possible, the "Invest by Mail" stub that accompanied your state-ment to the UAM Funds. Be sure your check identifies clearly your name, your account number and the fund name.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

  Express Mail Address

  UAM Funds
  210 West 10th Street
  Kansas City, MO 64105

By Wire

  To open an account by wire, first call 1-877-826-5465 for an account num-ber and wire control number. Next, send your completed account application to the UAM Funds. Finally, wire your money using the wiring instructions set forth below. To add to an existing account by wire, call 1-877-826-5465 to get a wire control number and wire your money to the UAM Funds.

  Wiring Instructions

  United Missouri Bank
  ABA # 101000695
  UAM Funds
  DDA Acct. # 9870964163
  Ref: fund name/account number/
  account name/wire control number

By Automatic Investment Plan (Via Automated Clearing House or ACH)

  You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a com-pleted application to the UAM Funds. To cancel or change a plan, write to the UAM Funds. Allow up to 15 days to create the plan and 3 days to cancel or change it.

Minimum Investments

  You can open an account with the fund with a minimum initial investment of $2,500 ($500 for individual retirement accounts (IRAs) and $250 for Spousal IRAs). You can buy additional shares for as little as $100.

Fund Codes

  The fund's reference information, which is listed below, will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily net asset value per share (NAV) or get additional information.

     Trading
     Symbol                            CUSIP                                               Fund Code
  --------------------------------------------------------------------------------------------------
      JIOPX                          902556828                                                900

Rights Reserved by the UAM Funds

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares;

  .   Reject any purchase order; or

  . Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting manage-ment and by increasing expenses.)

REDEEMING SHARES
-------------------------------------------------------------------------------

By Mail

  Send a letter to the UAM Funds specifying:

  .   The fund name;

  .   The account number;

  .   The dollar amount or number of shares you wish to redeem;

  .   The account name(s); and

  .   The address.

  All registered share owner(s) in the exact name(s) and any special capac-ity in which they are registered must sign the letter.

  Certain shareholders may need to include additional documents to redeem shares. Please see the Statement of Additional Information (SAI) if you need more information.

  Regular Mail Address

  UAM Funds
  PO Box 219081
  Kansas City, MO 64121

By Telephone

  You may redeem shares over the phone by calling 1-877-826-5465. To partic-ipate in this service and to receive your redemptions by wire, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Online

  You can redeem shares on the Internet at www.uam.com. For login informa-tion, including your personal identification number (PIN), please call 1-877-826-5465.

By Systematic Withdrawal Plan (Via ACH)

  If your account balance is at least $10,000, you may transfer as little as $100 per month from your UAM Funds account to another financial institu-tion. To participate in this service, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

Payment of Redemption Proceeds

  Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file). The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form.

  The UAM Funds may require that a bank or member firm of a national securi-ties exchange guarantee signatures. A notary public cannot guarantee a signature. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the UAM Funds may require a share-holder to furnish additional legal documents to insure proper authoriza-tion.

  If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date. You may avoid these delays by paying for shares with a certified check, bank check or money order.

Rights Reserved by the UAM Funds

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the New York Stock Exchange is restricted; or

  . The Securities and Exchange Commission allows the UAM Funds to delay redemptions.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. You can also exchange shares of the UAM Funds on the Internet at www.uam.com. For login information, including your personal identification number (PIN), please call 1-877-826-5465. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

Rights Reserved by the UAM Funds

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders;

  .   Reject any request for an exchange; or

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund on each day the New York Stock Exchange is open at a price equal to its NAV next computed af-ter it receives and accepts your order. NAVs are calculated as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. East-ern Time). Therefore, to receive the NAV on any given day, the UAM Funds must accept your order before the close of trading on the New York Stock Exchange that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following business day.

  Since securities that are traded on foreign exchanges may trade on days when the New York Stock Exchange is closed, the value of a UAM Fund may change on days when you are unable to purchase or redeem shares.

  The UAM Funds calculate their NAVs by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use current market prices to value their investments. However, the UAM Funds may value investments at fair value when market prices are not readily available or when events oc-cur that make established valuation methods (such as stock exchange clos-ing prices) unreliable. The UAM Funds will determine an investment's fair value according to methods established by the Board. The UAM Funds value debt securities that are purchased with remaining maturities of 60 days or less at amortized cost, which approximates market value. The UAM Funds may use a pricing service to value some of their assets, such as debt securi-ties or foreign securities.

Buying or Selling Shares through a Financial Intermediary

  You may buy or sell shares of the UAM Funds through a financial intermedi-ary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must re-ceive your order before the close of trading on the New York Stock Ex-change that day. Your financial intermediary is responsible for transmit-ting all purchase and redemption requests, investment information, docu-mentation and money to the UAM Funds on time. Your financial intermediary may charge additional transaction fees for its services.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

In-Kind Transactions

  Under certain conditions and at the UAM Funds' discretion, you may pay for shares of a UAM Fund with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities in-stead of cash.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine. The UAM Funds will not be re-sponsible for any loss, liability, cost or expense for following instruc-tions received by telephone reasonably believed to be genuine.

ACCOUNT POLICIES
-------------------------------------------------------------------------------

Small Accounts

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts; or

  . When the value of your account falls because of market fluctuations and not your redemptions.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

Distributions

  Normally, the fund distributes its net investment income quarterly and its net capital gains at least once a year. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the fund, un-less you elect on your account application to receive them in cash.

Federal Taxes

  The following is a summary of the federal income tax consequences of in-vesting in the fund. This summary does not apply to shares held in an in-dividual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such ac-counts may, however, be taxable at some time in the future. You should al-ways consult your tax advisor for specific guidance regarding the tax ef-fect of your investment in the UAM Funds.

  Taxes on Distributions Distributions of the fund will generally be taxable to shareholders as ordinary income or capital gains. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The amount of tax you may pay on a distribution will be based on the amount of time the fund held its investments, not how long you held your shares. Dividends and distribu-tions of short-term capital gains (capital gains relating to securities held for twelve months or less) are generally taxable at the same rate as ordinary income. Distributions of long-term capital gains (capital gains relating to securities held for more than twelve months) are generally taxable as long-term capital gains. Once a year UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying a dividend" and should be avoided.

  The fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the fund receives from U.S. corpora-tions may be eligible for the corporate dividends-received deduction, sub-ject to certain holding period requirements and financing limitations.

  If the fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the fund received from sources in foreign countries. The fund may elect to treat some of those taxes as a distribution to shareholders, which would allow share-holders to offset some of their U.S. federal income tax.

  Taxes on Exchanges and Redemptions When you exchange or redeem shares in the fund, you may recognize a capital gain or loss for federal tax purpos-es. This gain or loss will be based on the difference between the cost of your shares (tax basis) and the amount you receive for them. To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.

  Generally, your gain or loss will be long-term or short-term depending on whether your holding period exceeds 12 months. However, any loss you real-ize on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions you received on the shares.

  Backup Withholding By law, the fund must withhold 31% of your distribu-tions and redemption proceeds if you fail (i) to provide complete, correct taxpayer information, (ii) to properly include on your return payments of taxable interest or dividends, or (iii) to certify to the fund that you are not subject to back-up withholding when required to do so or that you are an "exempt recipient."

State and Local Taxes

  You may also have to pay state and local taxes on distributions and re-demptions. However, state taxes may not apply to portions of distributions that are attributable to interest on federal securities. As mentioned above, you should always consult your tax advisor for specific guidance regarding the tax effect of your investment in the fund.

 Additional Information About the Fund


OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to its principal investment strategies, the fund may use the investment strategies described below. The fund may also employ investment practices that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concern-ing any of the fund's investment practices and its risks, you should read the SAI.

Derivatives

  The fund may invest in derivatives, a category of investments that in-cludes forward foreign currency exchange contracts, futures, options and swaps to protect its investments against changes resulting from market conditions (a practice called "hedging"), to reduce transaction costs or to manage cash flows. Forward foreign currency exchange contracts, futures and options are called derivatives because their value is based on an un-derlying asset or economic factor. Derivatives are often more volatile than other investments and may magnify the fund's gains or losses. There are various factors that affect the fund's ability to achieve its objec-tives with derivatives. Successful use of a derivative depends on the de-gree to which prices of the underlying assets correlate with price move-ments in the derivatives the fund buys or sells. The fund could be nega-tively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

Short-Term Investing

  At times, the adviser may decide to invest up to 100% of the fund's assets in a variety of high-quality, short-term debt securities, such as U.S. government securities. The adviser may invest in these types of securities for temporary defensive purposes, to earn a return on uninvested assets or to meet redemptions. The adviser may temporarily adopt a defensive posi-tion to reduce changes in the value of the shares of the fund that may re-sult from adverse market, economic, political or other developments. When the adviser pursues a temporary defensive strategy, the fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the fund from achieving its stated objectives.

Portfolio Turnover

  The fund may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commission, and may increase the amount of capital gains (and, in particular, short-term gains) realized by the fund. Shareholders must pay tax on such capital gains.

Portfolio Turnover

  The fund may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (and, in particular, short-term gains) realized by the fund. Shareholders must pay tax on such capital gains.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  On or about July 24, 2000, a majority of investment professionals at Ja-cobs Asset Management ("Jacobs") joined Thompson, Siegel & Walmsley, Inc. ("TS&W") and TS&W replaced Jacobs as investment adviser to the fund. TS&W, a Virginia corporation, is located at 5000 Monument Avenue, Richmond, Vir-ginia 23230. TS&W, an affiliate of United Asset Management Corporation, will manage and supervise the investment of the fund's assets on a discre-tionary basis. TS&W has provided investment management services to corpo-rations, pension and profit-sharing plans, 401(k) and thrift plans, trusts, estates and other institutions and individuals since 1970. The change in adviser is not expected to result in any change in the actual investment management services, administrative functions, supervisory re-sponsibilities or fee arrangements for the fund.

  The fund has agreed to pay the advisor a management fee equal to 1.00% of the fund's average net assets. In addition, the adviser has voluntarily agreed to limit the total expenses of the fund to 1.75% of its average net assets. To maintain this expense limit, the adviser may waive a portion of its management fee and/or reimburse certain expenses of the fund. The ad-viser intends to continue its expense limitation until further notice, but may discontinue it at any time. During its most recent fiscal year, the fund paid 1.00% of its average net assets in advisory fees to the adviser.

Portfolio Managers

  A team of the adviser's investment professionals has primary responsibil-ity for the day-to-day management of the fund.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Brokers, dealers, banks, trust companies and other financial representa-tives may receive compensation from the fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

  For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the fund that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the fund. In addition, your financial representatives may charge you other ac-count fees for buying or redeeming shares of the fund or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

  The fund may pay all or part of the fees paid to financial representa-tives. Periodically, the UAM Funds' board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The fund does not pay these service fees on shares purchased directly. In ad-dition, the adviser and its affiliates may, at their own expense, pay fi-nancial representatives for these services.

  The adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with re-spect to the fund. The adviser may pay its affiliated companies for dis-tribution and marketing services performed with respect to the fund.

 Financial Highlights



  The financial highlights table is intended to help you understand the fi-nancial performance of the fund for the fiscal periods indicated. Certain information contained in the table reflects the financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund assuming all divi-dends and distributions were reinvested. PricewaterhouseCoopers LLP has audited this information. The financial statements and the unqualified opinion of PricewaterhouseCoopers LLP are included in the annual report of the fund, which is available upon request by calling the UAM Funds at 1-877-826-5465.

   Years Ended April 30,                   2000     1999      1998    1997#
  ----------------------------------------------------------------------------
   Net Asset Value, Beginning of
   Period                               $ 10.19  $ 11.85  $  10.17  $ 10.00
   Income from Investment Operations:
   Net Investment Income                   0.01     0.11      0.10     0.06
   Net Realized and Unrealized Gain
    (Loss)                                 2.34    (1.49)     1.82     0.11@
    Total From Investment Operations       2.35    (1.38)     1.92     0.17
   Distributions:
   Net Investment Income                  (0.09)   (0.08)    (0.09)     --
   In Excess of Net Investment Income     (0.08)     --        --       --
   Net Realized Gain                        --     (0.20)    (0.15)     --
    Total Distributions                   (0.17)   (0.28)    (0.24)     --
   Net Asset Value, End of Period       $ 12.37  $ 10.19  $  11.85  $ 10.17
   Total Return+                          23.12% (11.51)%    19.19%    1.70%++
   Ratios and Supplemental Data
   Net Assets, End of Period
    (Thousands)                         $61,199  $73,053  $113,033  $35,833
   Ratio of Expenses to Average Net
    Assets                                 1.61%    1.54%     1.49%    1.75%*
   Ratio of Net Investment Income to
    Average Net Assets                     0.26%    0.97%     1.23%    3.67%*
   Portfolio Turnover Rate                   92%     108%       39%       7%

  # For the period from January 2, 1997 (commencement of operations), through April 30, 1997.
  *  Annualized
  ++ Not annualized
  + Total return would have been lower had certain fees not been waived and certain expenses not been assumed by the adviser during the periods in-dicated.
  @ The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for that period be-cause of the timing of sales and repurchases of the fund shares in re-lation to fluctuating market value of investments in the fund.

TS&W International Octagon Portfolio

  Investors who want more information about the fund should read the fund's annual/semi-annual reports and the fund's statement of additional informa-tion. The annual/semi-annual reports of the fund provide additional infor-mation about its investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the fund during the last fiscal year. The statement of additional information contains additional detailed in-formation about the fund and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of the statement of additional informa-tion, shareholder reports and other information about the UAM Funds and can make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com

  You can review and copy information about the fund (including the statement of additional information) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

  Investment Company Act of 1940 file number: 811-8544.

                                 [LOGO OF UAM]

                                 UAM Funds Trust

                                  PO Box 219081
                              Kansas City, MO 64121
                      (Toll free) 1-877-UAM-LINK (826-5465)






                     TS&W International Octagon Portfolio
              (Formerly, Jacobs International Octagon Portfolio)
                              Institutional Class

                      Statement of Additional Information
                                August 28, 2000




     This statement of additional information is not a prospectus. However, you should read it in conjunction with the prospectus of the Fund dated August 28, 2000, as supplemented from time to time. You may obtain the Fund's prospectus by contacting the UAM Funds at the address listed above.

     The audited financial statements of the Fund and the related report of PricewaterhouseCoopers LLP, independent accountants of the Fund, are incorporated herein by reference in the section called "Financial Statements." No other portions of the annual report are incorporated by reference.

Table Of Contents
Description of Permitted Investments..........................................................................            1
   Borrowing..................................................................................................            1
   Debt Securities............................................................................................            1
   Derivatives................................................................................................            7
   Equity Securities..........................................................................................           15
   Foreign Securities.........................................................................................           17
   Investment Companies.......................................................................................           21
   Repurchase Agreements......................................................................................           21
   Restricted Securities......................................................................................           21
   Securities Lending.........................................................................................           22
   Short Sales................................................................................................           22
   When Issued Transactions...................................................................................           23
Investment Policies of the Fund...............................................................................           24
Management of the Company.....................................................................................           24
   Board Members..............................................................................................           24
   Officers...................................................................................................           26
Principal Shareholders........................................................................................           27
Investment Advisory and Other Services........................................................................           27
   Investment Adviser.........................................................................................           27
   Distributor................................................................................................           29
   Shareholder Servicing Arrangements.........................................................................           29
   Administrative Services....................................................................................           29
   Custodian..................................................................................................           31
   Independent Accountants....................................................................................           31
   Code of Ethics.............................................................................................           31
Brokerage Allocation and Other Practices......................................................................           31
   Selection of Brokers.......................................................................................           31
   Simultaneous Transactions..................................................................................           31
   Brokerage Commissions......................................................................................           32
Capital Stock and Other Securities............................................................................           32
Purchase, Redemption and Pricing of Shares....................................................................           34
   Net Asset Value Per Share..................................................................................           34
   Purchase of Shares.........................................................................................           35
   Redemption of Shares.......................................................................................           36
   Exchange Privilege.........................................................................................           37
   Transfer Of Shares.........................................................................................           38
Performance Calculations......................................................................................           38
   Total Return...............................................................................................           38
   Yield......................................................................................................           38
   Comparisons................................................................................................           39
Financial Statements..........................................................................................           39
Glossary......................................................................................................           40
Bond Ratings..................................................................................................           40
   Moody's Investors Service, Inc.............................................................................           40
   Standard & Poor's Ratings Services.........................................................................           43
   Fitch Ratings..............................................................................................           45
Comparative Benchmarks........................................................................................           46

DESCRIPTION OF PERMITTED INVESTMENTS


     As described in the Fund's prospectus, the Fund may use a variety of investment strategies in addition to its principal investment strategies. This SAI describes each of these investments/strategies and their risks. The Fund may not notify shareholders before employing new strategies, unless it expects such strategies to become principal strategies. You can find more information concerning the limits on the ability of the Fund to use these investments in "Investment Policies of the Fund."

Borrowing
--------------------------------------------------------------------------------

     The Fund may not borrow money, except that if permitted by its fundamental investment policies:

     . It may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed);

     . It may borrow up to an additional 5% of its total assets from anyone for temporary purposes;

     . It may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities; and

     . It may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

     Borrowing is a form of leverage, which may magnify the Fund's gain or loss. To mitigate the risks of leverage, the Fund will limit the amount it may borrow to not more than 33 1/3% of its total assets, taken at market value. In addition, the Fund will only borrow from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

Debt Securities
--------------------------------------------------------------------------------

     Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.


Types of Debt Securities

     U.S. Government Securities

     U.S. government securities are securities that the U.S. Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury bills, which have initial maturities of less than one year, treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed Securities" and "Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in "Mortgage-Backed Securities" and "Other Asset-Backed Securities."

     The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the U.S. government generally does not back agency securities. Agency securities are typically supported in one of three ways:

     .    By the right of the issuer to borrow from the U.S. Treasury;

     . By the discretionary authority of the U.S. government to buy the obligations of the agency; or

     .    By the credit of the sponsoring agency.

     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the Fund.


     Corporate Bonds

     Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

     Mortgage-Backed Securities


     Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

     Governmental entities, private insurers and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.


     Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Government National Mortgage Association (GNMA)


     GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

     Federal National Mortgage Association (FNMA)

     FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

     Federal Home Loan Mortgage Corporation (FHLMC)

     FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing.

     FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.



     Commercial Banks, Savings And Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers and other Secondary Market Issuers


     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

     Risks of Mortgage-Backed Securities

     Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.


     Other Asset-Backed Securities

     These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

     To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     The Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

     Collateralized Mortgage Obligations (CMOs)


     CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs typically pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.


     A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

     Short-Term Investments

     To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

     Bank Obligations

     The Fund will only invest in a security issued by a commercial bank if the bank:

     . Has total assets of at least $1 billion, or the equivalent in other currencies;

     . Is a U.S. bank and a member of the Federal Deposit Insurance Corporation; and

     . Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.

     Time Deposits

     Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The Fund may only purchase time deposits maturing from two business days through seven calendar days.

     Certificates of Deposit

     Certificates of deposit are negotiable certificates issued against money deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

     Bankers' Acceptance

     A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

     Commercial Paper

     Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Fund may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Bond Ratings" for a description of commercial paper ratings.

     Stripped Mortgage-Backed Securities

     Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.


     Yankee Bonds

     Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

     Zero Coupon Bonds


     These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its assets to generate sufficient cash to satisfy certain income distribution requirements.

     These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U. S. Treasury sells itself.

     The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the Fund can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

Terms to Understand

     Maturity

     Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.


     Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.


     Duration

     Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.


     An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

Factors Affecting the Value of Debt Securities

     The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

     Interest Rates

     The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

     Prepayment Risk


     This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the Fund. If left unattended, drifts in the average maturity of the Fund can have the unintended effect of increasing or reducing its effective duration, which may adversely affect its expected performance.

     Extension Risk

     The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

     Credit Rating

     Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

     Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.


     A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

     Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

     Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Fund currently use ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P"), Duff & Phelps Rating Co. and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

     The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the Fund buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. The Fund may invest in securities of any rating.

Derivatives
--------------------------------------------------------------------------------

     Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. Unless, otherwise stated in the Fund's prospectus, the Fund can use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, the Fund will have offset any depreciation in the value of its assets by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.


Types of Derivatives




     Futures

     A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

     Futures contracts are traded in the United States on commodity exchanges or Boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

     Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, or custodian bank when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

     Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. The opposite is also true. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

     The Fund may incur commission expenses when it opens or closes a futures position.


     Options

     An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

     Purchasing Put and Call Options

     When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

     Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

     The purchaser of an option may terminate its position by:

     .    Allowing it to expire and losing its entire premium;

     . Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

     .    Closing it out in the secondary market at its current price.

     Selling (Writing) Put and Call Options

     When the Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

     The Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

     The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

     The Fund is permitted only to write covered options. The Fund can cover a call option by owning:

     . The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

     . A call option on the same security or index with the same or lesser exercise price;

     . A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

     . Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

     . In the case of an index, the Fund of securities that corresponds to the index.

     The Fund can cover a put option by:

     .    Entering into a short position in the underlying security;

     . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

     . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

     .    Maintaining the entire exercise price in liquid securities.


     Options on Securities Indices

     Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     Options on Futures

     An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

     The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

     The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

     The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its assets.

     The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

     Combined Positions

     The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     Forward Foreign Currency Exchange Contracts

     A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     . Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).

     . Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC.

     .    Do not require an initial margin deposit.

     . May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

     Foreign Currency Hedging Strategies

     A "settlement hedge" or "transaction hedge" is designed to protect the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

     The Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

     The Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

     It is difficult to forecast with precision the market value of certain assets at the expiration or maturity of a forward or futures contract. Accordingly, the Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

     Swaps, Caps, Collars and Floors

     Swap Agreements

     A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

     Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

     Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

     A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund will cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

     Equity Swaps -- In a typical equity index swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.


     Interest Rate Swaps -- Interest rate swaps are financial instruments that involve the exchange on one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swap involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

     Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

     Currency Swaps -- A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.


     Caps, Collars and Floors

     Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.



Risks of Derivatives


     While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.

     When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

     Correlation of Prices

     The Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the assets the Fund it is trying to hedge. However, if the Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

     Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

     . Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

     . A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

     . Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.


     Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.


     While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.

     Lack of Liquidity

     Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out its position. In an illiquid market, the Fund may:

     . Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

     .    Have to purchase or sell the instrument underlying the contract;

     .    Not be able to hedge its investments; and

     .    Not be able realize profits or limit its losses.


     Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:


     . An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

     . Unusual or unforeseen circumstances may interrupt normal operations of an exchange;

     . The facilities of the exchange may not be adequate to handle current trading volume;

     . Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

     . Investors may lose interest in a particular derivative or category of derivatives.

     Management Risk

     If the adviser incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on its adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

     Volatility and Leverage

     The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

     .    Actual and anticipated changes in interest rates;

     .    Fiscal and monetary policies; and

     .    National and international political events.

     Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

     Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.

     If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.


Equity Securities
--------------------------------------------------------------------------------


Types of Equity Securities

     Common Stocks

     Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's Board of directors.

     Preferred Stocks

     Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

     Convertible Securities

     Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at the Fund's option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer's capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock).

     Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. In addition, they are also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

     A synthetic convertible security is a combination investment in which the Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

     While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics, and other factors. Because the Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with the Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss, the market price of the option component generally reflects these differences in maturities, and the Adviser and applicable sub-adviser take such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, the Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If the Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

     Rights and Warrants

     A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.


     An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities

     General Risks of Investing in Stocks

     While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.


     Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

     . Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

     . Factors affecting an entire industry, such as increases in production costs; and

     . Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

     Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

     Small and Medium-Sized Companies


     Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.


     Technology Companies

     Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

Foreign Securities
--------------------------------------------------------------------------------


Types of Foreign Securities


     Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. People can invest in foreign securities in a number of ways:

     . They can invest directly in foreign securities denominated in a foreign currency;

     . They can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and

     .    They can invest in investment funds.


     American Depositary Receipts (ADRs)

     American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. EDRs are similar to ADRs, except that they are typically issued by European Banks or trust companies.

     Emerging Markets

     An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

     Investment Funds

     Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of a UAM Fund that invests in such investment funds will bear not only their proportionate share of the expenses of the UAM Fund (including operating expenses and the fees of the adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.


Risks of Foreign Securities

     Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

     Political and Economic Factors

     Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

     . The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

     . Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

     . The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

     . The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

  . A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

  Information and Supervision

  There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

  Stock Exchange and Market Risk

  The adviser anticipates that in most cases an exchange or over-the-counter
  (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

  . They are generally more volatile and not as developed or efficient as than those in the United States;

  .  They have substantially less volume;

  . Their securities tend to be less liquid and to experience rapid and erratic price movements;

  . Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates;

  . Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets; and

  . They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

  Foreign Currency Risk

  While the UAM Funds denominate their net asset value in United States dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the United States dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

  . It may be expensive to convert foreign currencies into United States dollars and vice versa;

  . Complex political and economic factors may significantly affect the values of various currencies, including United States dollars, and their exchange rates;

  . Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

  . There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

  . Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

  . The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

  Taxes

  Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Fund does not expect such foreign withholding taxes to have a significant impact on performance.

  Emerging Markets

  Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

  .   Have relatively unstable governments;

  . Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

  .   Offer less protection of property rights than more developed countries;
      and

  . Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

      Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

 The Euro

      The single currency for the European Economic and Monetary Union ("EMU"), the Euro, is scheduled to replace the national currencies for participating member countries over a period that began on January 1, 1999 and ends in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

     On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and redenominating many investments, currency balances and transfer mechanisms into Euros. The Fund also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, the Fund expects the conversion to the Euro to impact investments in countries that adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

     . Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

     . Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?

     .   How will existing currencies be exchanged into Euro?

     . Will suitable clearing and settlement payment systems for the new currency be created?

  INVESTMENT COMPANIES
  ------------------------------------------------------------------------------

     The Fund may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the Fund. Like other shareholders, the Fund would pay its proportionate share of those fees. Consequently, shareholders of the Fund would pay not only the management fees of the Fund, but also the management fees of the investment company in which the Fund invests. The Fund may invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     The SEC has granted an order that allows the Fund to invest the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Fund, provided that the investment is:

     .   For cash management purposes;

     .   Consistent with the Fund's investment policies and restrictions; and

     . The adviser to the investing Fund waives any fees it earns on the assets of the Fund that are invested in the UAM DSI Money Market Fund.

     The Fund will bear expenses of the UAM DSI Money Market Fund on the same basis as all of its other shareholders.

  REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

     In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). The Fund normally uses repurchase agreements to earn income on assets that are not invested.

     When the Fund enters into a repurchase agreement it will:

     . Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form; and

     . Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower to "mark to the market" on a daily basis).

     If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the Fund's right to sell the security may be restricted. In addition, the value of the security might decline before the Fund can sell it and the Fund might incur expenses in enforcing its rights.

RESTRICTED SECURITIES
--------------------------------------------------------------------------------

     The Fund may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Board, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the Fund's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

  SECURITIES LENDING
  ------------------------------------------------------------------------------

     The Fund may lend a portion of its total assets to broker- dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. When the Fund lends its securities, it will follow the following guidelines:

     . The borrower must provide colllateral at least equal to the market value of the securities loaned.

     . The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government;

     . The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

     .   It must be able to terminate the loan at any time;

     . It must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments); and

     .   It must determine that the borrower is an acceptable credit risk.

     These risks are similar to the ones involved with repurchase agreements. When the Fund lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, the Fund could:

     . Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

     .   Experience delays in recovering its securities.

  SHORT SALES
  ------------------------------------------------------------------------------

  Description of Short Sales

     Selling a security short involves an investor sale of a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

     Investors typically sell securities short to:

     .   Take advantage of an anticipated decline in prices.

     .   Protect a profit in a security it already owns.

     The Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, the Fund can profit if the price of the security declines between those dates.

     To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund will incur transaction costs in effecting short sales. The Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

     The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

  Short Sales Against the Box

     In addition, the Fund may engage in short sales "against the box." In a short sale against the box, the Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. The Fund will incur transaction costs to open, maintain and close short sales against the box.

  Restrictions on Short Sales

     The Fund will not short sell a security if:

     . After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund net assets.

     . The market value of the securities of any single issuer that have been sold short by the Fund would exceed the two percent (2%) of the value of the Fund's net assets.

     . Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

     Whenever the Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

  WHEN ISSUED TRANSACTIONS
  ------------------------------------------------------------------------------

     A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account. The Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

     The Fund uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

     When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

     The Fund will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.

   Investment Policies of the Fund

     The Fund will determine percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, the Fund will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

     The following investment limitations are fundamental, which means the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. The Fund will not:

     . With respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the of the U.S. government or any if its agencies or instrumentalities).

     . With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer.

     . Invest more than 25% of its assets in companies within a single industry; however, there are no limitations on investments made in instruments issued or guaranteed by the U.S. government, and its agencies when a portfolio adopts a temporary defensive position.

     . Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Fund's gross assets valued at the lower of market or cost.

     .   Invest in physical commodities or contracts on physical commodities.

     . Purchase or sell real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

     . Make loans except (i) by purchasing debt securities in accordance with its investment objectives and (ii) by lending its portfolio securities in banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

     .   Underwrite the securities of other issuers.


   MANAGEMENT OF THE COMPANY

     The Board manages the business of the Company. The Board elects officers to manage the day-to-day operations of the Company and to execute policies the Board has formulated. The Company pays each Independent Director the following fees:

     .   A $200 quarterly retainer fee per active Fund;

     . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;

     .   $1,500 for each private meeting of the Board;

     .   $1,000 for each telephonic meeting of the Board; and

     . $1,000 per day for attending seminars, up to a maximum of three events per year.

     In addition, the Company reimburses each Independent Director for travel and other expenses incurred while attending board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the Directors and allocated proportionately among all Funds in the UAM Complex. The Company does not pay its Interested Directors or officers for their services as Directors or officers.

   BOARD MEMBERS
   -----------------------------------------------------------------------------

     The following table lists the Board members and officers of the Company and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Company and total compensation received from the UAM Funds Complex. The UAM Funds Complex is currently comprised of 49 portfolios. Those people with an asterisk (*) beside their name are "interested persons" of the Company as that term is defined in the 1940 Act. Mr. English does have an investment advisory relationship with Investment Counselors of Maryland, an investment adviser to one of the portfolios in the UAM Funds Complex. However, the Company does not believe that the relationship is a material business relationship, and, therefore, does not consider him to be an interested Board member. If these circumstances change, the Board will determine whether any action is required to change the composition of the Board.

                                                                                           Aggregate       Total Compensation
                                                                                       Compensation from     From UAM Funds
    Name, Address,                                                                       Company as of        Complex as of
    Date of Birth             Principal Occupations During the Past 5 years                 4/30/00              4/30/00
    ---------------------------------------------------------------------------------------------------------------------------
    John T. Bennett, Jr.      Mr. Bennett is President of Squam Investment                  $9,380               $38,950
    RR2 Box 700               Management Company, Inc. and Great Island Investment
    Center Harbor, NH 03226   Company, Inc. (investment management). From 1988 to
    1/26/29                   1993, Mr. Bennett was President of Bennett Management
                              Company. Mr. Bennett serves on the Board of each
                              Company in the UAM Funds Complex.
    --------------------------------------------------------------------------------- -------------------- --------------------
    Nancy J. Dunn             Ms. Dunn has been Financial Officer of World Wildlife         $9,380               $38,950
    1250 24/th/ St., NW       Fund (nonprofit), since January 1999. From 1991 to
    Washington, DC  20037     1999, Ms. Dunn was Vice President for Finance and
    8/14/51                   Administration and Treasurer of Radcliffe College
                              (Education). Ms. Dunn serves on the Board of each
                              Company in the UAM Funds Complex.
    --------------------------------------------------------------------------------- -------------------- --------------------
    William A. Humenuk        Mr. Humenuk has been Senior Vice President                    $9,380               $38,950
    10401 N. Meridian St      Administration, General Counsel and Secretary of Lone
    Suite 400                 Star Industries Inc. (cement and ready-mix concrete)
    Indianapolis, IN 46290    since March 2000. From June 1998 to March 2000 he
    4/21/42                   was Executive Vice President and Chief Administrative
                              Officer  of Philip Services Corp. (ferrous scrap
                              processing, brokerage and industrial outsourcing
                              services). Mr. Humenuk was a Partner in the
                              Philadelphia office of the law firm Dechert Price &
                              Rhoads from July 1976 to June 1998. He was also
                              formerly a Director of Hofler Corp. (manufacturer of
                              gear grinding  machines). Mr. Humenuk serves on the
                              Board of each Company in the UAM Funds Complex.
    --------------------------------------------------------------------------------- -------------------- --------------------
    Philip D. English         Mr. English is President and Chief Executive Officer          $9,380               $38,950
    16 West Madison Street    of Broventure Company, Inc., a company engaged in the
    Baltimore, MD 21201       investment management business. He is also Chairman
    8/5/48                    of the Board of Chektec Corporation (Drugs) and Cyber
                              Scientific, Inc. (computer mouse company). Mr.
                              English serves on the Board of each Company in the
                              UAM Funds Complex.

                                                                                           Aggregate       Total Compensation
                                                                                       Compensation from     From UAM Funds
    Name, Address,                                                                       Company as of        Complex as of
    Date of Birth             Principal Occupations During the Past 5 years                 4/30/00              4/30/00
    ---------------------------------------------------------------------------------------------------------------------------
    Norton H. Reamer*         Chairman, Chief Executive Officer and a Director of           0                    0
    One International Place   United  Asset Management Corporation (financial
    Boston, MA 02110          services); Director, Partner or Trustee of each of
    3/21/35                   the Investment Companies of the Eaton Vance Group of
                              Mutual Funds (mutual funds).

OFFICERS
------------------------------------------------------------------------------

     The following table lists the officers of the Company and provides information regarding their present positions, date of birth, address and their principal occupations during the past five years. The Company's officers are paid by UAM, its affiliates or SEI, but not by the Company.

                              Position
     Name, Address,           with
     Date of Birth            Company        Principal Occupations During the Past 5 years
    ======================================================================================================================
    Norton H. Reamer*         Board          You can find Mr. Reamer's biography in the table above.
    One International Place   Member;
    Boston, MA 02110          President
    3/21/35                   and Chairman
    ----------------------------------------------------------------------------------------------------------------------
    William H. Park           Vice           Executive Vice President and Chief Financial Officer of United Asset
    One International Place   President      Management Corporation (financial services) since 1998.
    Boston, MA 02110
    9/19/47
    ----------------------------------------------------------------------------------------------------------------------
    Gary L. French            Treasurer      President of UAMFSI (financial services) and UAMFDI (broker dealer);
    211 Congress  Street                     Treasurer of the Fidelity Group of Mutual Funds from 1991 to 1995 (mutual
    Boston, MA 02110                         funds); held various other offices with Fidelity Investments  (financial
    7/4/51                                   services) from November 1990 to March 1995.
    ----------------------------------------------------------------------------------------------------------------------
    Linda T. Gibson           Secretary      General Counsel and Managing Director of UAM Investment Services, Inc.
    211 Congress Street                      (financial services); Senior Vice President and General Counsel of UAMFSI
    Boston, MA 02110                         (financial services) and UAMFDI (broker-dealer); Senior Vice and President and
    7/31/65                                  Secretary of Signature Financial Group, Inc. financial Services and affiliated broker-dealers from 1991 to 2000; Director and Secretary of Signature Financial
                                             Group Europe, Ltd. (financial services) from 1995 to 2000; Secretary of the
                                             Citigroup Family of Mutual Funds (mutual funds) from 1996 to 2000; Secretary of the 59 Wall Street Family of Mutual Funds (mutual funds) from 1996 to 2000.
    ----------------------------------------------------------------------------------------------------------------------
    Martin J. Wolin           Assistant      Vice President and Associate General Counsel of UAMFSI (financial services)
    211 Congress  Street      Secretary      since February 1998; Assistant General Counsel of First Union Corporation
    Boston, MA 02110                         (financial services) from 1995 to 1998;  Attorney with Signature Financial
    9/15/67                                  Group, Inc. (financial services) from 1994 to 1995.
    ------------------------------------------------------------------------------------------------------------------------
    Theresa DelVeccio         Assistant      Secretary of UAMFSI (financial services) since February 1998; Secretary and
    211 Congress Street       Secretary      Compliance Officer of UAMFDI (broker-dealer) since February 2000; Assistant
    Boston, MA 02110                         Vice President of Scudder Kemper Investments (financial services) from May
    12/23/63                                 1992 to February 1998.
    ------------------------------------------------------------------------------------------------------------------------

                              Position
    Name, Address,            with
    Date of Birth             Company        Principal Occupations During the Past 5 years
    ======================================================================================================================
    Robert J. DellaCroce      Assistant      Director,  Mutual Fund Operations - SEI Investments (financial services) since
    SEI Investments           Treasurer      June 1994; Senior Manager at Arthur Andersen (accounting firm) prior to 1994.
    One Freedom Valley Rd.
    Oaks, PA  19456
    12/17/63

PRINCIPAL SHAREHOLDERS

     As of August 21, 2000, the following persons or organizations held of record or beneficially 5% or more of the shares of the Fund:

     Name and Address of Shareholder                                                   Percentage of Shares Owned
    =====================================================================================================================
     Michigan State Univ Foundation                                                              54.54%
     4700 S Hagadorn Road Ste 220
     East Lansing, MI  48823-5354
     --------------------------------------------------------------------------------------------------------------------
     Charles Schwab & Co., Inc.                                                                  9.00%
     Reinvest Account
     Attn Mutual Funds
     101 Montgomery Street
     San Francisco, CA 94104-4122
     --------------------------------------------------------------------------------------------------------------------

     Any shareholder listed above as owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. Shareholders controlling the portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio. As of August 21, 2000, the directors and officers of the Company owned less than 1% of the outstanding shares of the Fund.


INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser
--------------------------------------------------------------------------------

     Thompson, Siegel & Walmsley, Inc., a Virginia corporation located at 5000 Monument Avenue, Richmond, Virginia 23230, is the investment adviser to the Fund. The adviser manages and supervises the investment of the Fund's assets on a discretionary basis. The adviser, an affiliate of United Asset Management Corporation, has provided investment management services to corporations, pension and profit-sharing plans, 401(k) and thrift plans, trusts, estates and other institutions and individuals since 1970.

     The adviser is a subsidiary of UAM. UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized more than 50 UAM Affiliated Firms. UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM

     Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds Complex.

Investment Advisory Agreement

     This section summarizes some of the important provisions of the Investment Advisory Agreement. The Company has filed the Investment Advisory Agreement with the SEC as part of its registration statement on Form N-1A.

     Service Performed by Adviser

     The adviser:

     .    Manages the investment and reinvestment of the Fund's assets;

     . Continuously reviews, supervises and administers the investment program of the Fund; and

     . Determines what portion of the Fund's assets will be invested in securities and what portion will consist of cash.

     Limitation of Liability

     In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its obligations and duties under the Investment Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Investment Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement.

     Continuing an Investment Advisory Agreement

     The Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually:

     . By a majority of those Board Members who are not parties to the Investment Advisory Agreement or interested persons of any such party; and

     . By a majority of the Board Members or by a majority of the shareholders of the Fund.

     Terminating an Investment Advisory Agreement

     The Company may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

     . A majority of the Fund's shareholders vote to do so or a majority of Board Members vote to do so; and

     .   It gives the adviser 60 days' written notice.

     The adviser may terminate the Investment Advisory Agreement at any time, without the payment of any penalty, upon 90 days' written notice to the Company.

     An Investment Advisory Agreement will automatically and immediately terminate if it is assigned.

Advisory Fees

     For its services, the Fund pays its adviser a fee calculated at an annual rate of 1.00% of its average daily net assets. Due to the effect of fee waivers by the adviser, the actual percentage of average net assets that the Fund pays in any given year may be different from the rate set forth in its contract with the adviser. For the last three fiscal years, the Fund paid the following in advisory fees to the adviser:

       Fiscal Year End     Investment Advisory Fees Paid   Investment Advisory Fees Waived   Total Investment Advisory Fee
     ========================================================================================================================
           4/30/00                   $677,348                            $0                            $677,348
     ------------------------------------------------------------------------------------------------------------------------
           4/30/99                   $991,649                            $0                            $991,649
     ------------------------------------------------------------------------------------------------------------------------
           4/30/98                   $730,085                            $0                            $730,085

DISTRIBUTOR
--------------------------------------------------------------------------------

     UAMFDI serves as the distributor for each portfolio of the Company. The Company offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110. UAMFDI receives no compensation for its services as distributor of the Institutional Class Shares.

SHAREHOLDER SERVICING ARRANGEMENTS
--------------------------------------------------------------------------------

     UAM and each of its affiliates, may at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or services performed with respect to the Company or a fund. The person making such payments may do so out of its revenues, its profits or any other source available to it. Such servicing arrangements, when in effect, are made generally available to all qualified service providers. The adviser may also compensate its affiliated companies for referring investors to the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Administrator

     Pursuant to the Fund Administration Agreement with the Company, UAMFSI manages, administers and conducts the general business activities of the Company. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Company. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

     UAMFSI bears all expenses incurred in connection with the performance of its services under the Fund Administration Agreement. UAMFSI may, at its own expense, employ other people to assist it in performing its duties under the Fund Administration Agreement. Such people may be officers and employees who are employed by both UAMFSI and the Company. UAMFSI will pay such people for such employment. The Company will not incur any obligations with respect to such people. Other expenses incurred in the operation of the Company will be borne by the Company or other parties, including:

     .    Taxes, interest, brokerage fees and commissions;

     . Salaries and fees of officers and Board Members who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser;

     .    SEC fees and state Blue-Sky fees;

     .    EDGAR filing fees;

     .    Processing services and related fees;

     .    Advisory and administration fees;

     . Charges and expenses of pricing and data services, independent public accountants and custodians;

     .    Insurance premiums including fidelity bond premiums;

     .    Outside legal expenses;

     .    Costs of maintenance of corporate existence;

     . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of each portfolio of the Company;

     . Printing and production costs of shareholders' reports and corporate meetings;

     .    Cost and expenses of Company stationery and forms;

     .    Costs of special telephone and data lines and devices;

     .    Trade association dues and expenses; and

     .    Any extraordinary expenses and other customary expenses.

     The Fund Administration Agreement continues in effect from year to year if the Board specifically approves such continuance every year. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement automatically terminates upon its assignment by UAMFSI without the prior written consent of the Company.


Administration and Transfer Agency Fees

     The Fund pays a four-part fee to UAMFSI as follows:

     1. An annual fee to UAMFSI for administration services calculated as follows:

          .    $19,500 for the first operational class; plus

          .    $3,750 for each additional class; plus

          .    0.043% of the aggregate net assets of the Fund.

     2. An annual fee to UAMFSI for sub-administration and other services, which UAMFSI pays to SEI, calculated as follows:

          .    Not more than $35,000 for the first operational class; plus

          .    $5,000 for each additional operational class; plus

          . 0.03% of their pro rata share of the combined assets of the UAM Funds Complex.

     3. An annual fee to UAMFSI for transfer agent and dividend-disbursing services, which UAMFSI pays to DST Systems, Inc. calculated as follows:

          .    $10,500 for the first operational class; and

          .    $10,500 for each additional class.

     4. An annual fee to UAMFSI, which UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent, calculated as follows:

          .    $7,500 for the first operational class; and

          .    $2,500 for each additional class.

     For the last three fiscal years the Fund paid the following in administration fees:

                           Fiscal Year End                                          Total Administration Fee
     =========================================================================================================================
                               4/30/00                                                      $168,807
     -------------------------------------------------------------------------------------------------------------------------
                               4/30/99                                                      $81,645
     -------------------------------------------------------------------------------------------------------------------------
                               4/30/98                                                      $29,248

CUSTODIAN
-------------------------------------------------------------------------------

     The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Company.

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

     PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountant for each portfolio of the Company.

CODE OF ETHICS
--------------------------------------------------------------------------------

     The Company, its distributor and its investment advisers have adopted a code of ethics under Rule 17j-1 of the 1940 Act that permits personnel subject to their particular code of ethics to invest in securities, including securities that may be purchased or held by the Fund.

Brokerage Allocation and Other Practices

SELECTION OF BROKERS
-------------------------------------------------------------------------------

     The Investment Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Fund. The Investment Advisory Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the Fund. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Investment Advisory Agreement. In so doing, the Fund may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

     For the fiscal year ended April 30, 2000, neither the Fund nor the adviser directed any of the Funds brokerage transactions to a broker because of research services provided.

     It is not the practice of the Fund to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Fund may place trades with qualified broker-dealers who recommend the Fund or who act as agents in the purchase of Fund shares for their clients.

     As of April 30, 2000 the Fund held 14,600 shares, $1,182,749.00 worth of shares, of BNP Paribas and 14,300 shares, $594,208.49 of Dresdner Bank, two of its regular brokers or dealers as defined in rule 10b-1 of the 1940 Act.

SIMULTANEOUS TRANSACTIONS
--------------------------------------------------------------------------------

     The adviser makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the Fund, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Company's Board periodically reviews the various allocation methods used by the adviser.

BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------

Equity Securities

     Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

Debt Securities

     Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Commissions Paid

     For the last three fiscal years, the Fund has paid the following in brokerage commissions.

                           Fiscal Year End                                           Brokerage Commissions
     =========================================================================================================================
                               4/30/00                                                      $362,939
     -------------------------------------------------------------------------------------------------------------------------
                               4/30/99                                                      $601,391
     -------------------------------------------------------------------------------------------------------------------------
                               4/30/98                                                      $344,507

Capital Stock and Other Securities

The Company

     The Company was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Company changed its name to "UAM Funds Trust." The Company's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI. The Company is an open-end, management investment company and the Fund is diversified. This means that with respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than U. S. government securities).

Description of Shares and Voting Rights

     The Company's Agreement and Declaration of Trust permits the Company to issue an unlimited number of shares of beneficial interest, without par value. The Board has the power to designate one or more series (portfolios) or classes of shares of beneficial interest without shareholder approval.

     Description of Shares

     When issued and paid for, the shares of each series and class of the Company are fully paid and non-assessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Board members can elect 100% of the Board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of a portfolio. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Board.

     If the Company is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocable to that class. The Company will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the portfolio. A majority of the Board may authorize the liquidation of any portfolio or class at any time.

     The Company will not hold annual meetings except when required to by the 1940 Act or other applicable law.

     Class Differences

     The Board has authorized three classes of shares, Institutional, Institutional Service and Advisor. Not all of the portfolios issue all of the classes. The three classes represent interests in the same assets of a portfolio and, except as discussed below, are identical in all respects.

     . Institutional Shares do not bear any expenses for shareholder servicing and the distribution of such shares pursuant to a distribution plan or other 12b-1 plan;

     . Institutional Service Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures; and

     . Advisor Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. Advisor Shares also charge a sales load on purchases.

     .    Each class of shares has different exchange privileges.

     Distribution and shareholder servicing fees reduce a class's:

     .    Net income;

     .    Dividends; and

     .    NAV to the extent the portfolio has undistributed net income.

Dividend and Distribution Options

     There are three ways for shareholders to receive dividends and capital agains:

     . Income dividends and capital gains distributions are reinvested in additional shares at net asset value;

     . Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV; and

     .    Income dividends and capital gains distributions are paid in cash.

     Unless the shareholder elects otherwise in writing, all dividends and distributions will automatically be reinvested in additional shares of the Fund at NAV (as of the business day following the record date). Shareholders may change their dividend and distributions option by writing to the Fund at least three days before the record date for income dividend or capital gain distribution.

     Each portfolio sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.


     Federal Taxes

     The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year so that it generally will be relieved of federal income and excise taxes. If the Fund were to fail to make sufficient distributions in a year, it would be subject to corporate income taxes and/or excise taxes. In addition, if the shortfall were large enough, the Fund could be disqualified as a regulated investment company. If the Fund were to fail to so qualify: (1) it would be taxed at regular corporate rates without any deduction for distributions to shareholder; and (2) its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

     At April 30, 2000, the Fund had a capital loss carryover of approximately $6,385,172 for federal income tax purposes that will expire on April 30, 2007.

Purchase, Redemption and Pricing of Shares

NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------

Calculating NAV

     The purchase and redemption price of the shares of the Fund is equal to its NAV. The Fund calculates its NAV by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. For purposes of this calculation:

     . Liabilities include accrued expenses, dividends payable and other liabilities; and

     . Total assets include the market value of the securities held by the Fund, plus cash and other assets plus income accrued but not yet received.

     The Fund normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

How the Company Values it Assets

     Equity Securities

     Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against the U.S. dollar quoted by any major bank or by a broker.

     Debt Securities

     Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board determines that amortized cost reflects fair value.

     Other Assets

     The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Board.

PURCHASE OF SHARES
-------------------------------------------------------------------------------

     Service Agents may enter confirmed purchase orders on behalf of their customers. To do so, the Service Agent must receive your investment order before the close of trading on the NYSE and must transmit it to the Fund before the close of its business day to receive that day's share price. The Fund must receive proper payment for the order by the time the Fund calculates its NAV on the following business day. Service Agents are responsible to their customers and the Company for timely transmission of all subscription and redemption requests, investment information, documentation and money.

     Shareholders can buy full and fractional (calculated to three decimal places) shares of the Fund. The Company will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

     The Company may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of the Fund's shares.

In-Kind Purchases

     At its discretion, the Company may permit shareholders to purchase shares of the Fund with securities, instead of cash. If the Company allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "How the Company Values it Assets" at the next determination of net asset value after acceptance. The Company will issue shares of the Fund at the NAV of the Fund determined as of the same time.

     The Company will only acquire securities through an in-kind purchase for investment and not for immediate resale. The Company will only accept in-kind purchases if the transaction meets the following conditions:

     .    The securities are eligible investments for the Fund;

     .    The securities have readily available market quotations;

     . The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise;

     . All dividends, interest, subscription, or other rights pertaining to such securities become the property of the Fund and are delivered to the Fund by the investor upon receipt from the issuer; and

     . Immediately after the transaction is complete, the value of all securities of the same issuer held by the Fund cannot exceed 5% of its net assets. This condition does not apply to U.S. government securities.

     Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.

REDEMPTION OF SHARES
------------------------------------------------------------------------------

     When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the Fund's investments.

By Mail

     Requests to redeem shares must include:

     .    Share certificates, if issued;

     . A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered;

     .    Any required signature guarantees (see "Signature Guarantees"); and

     . Any other necessary legal documents for estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

By Telephone

     Shareholders may not do the following by telephone:

     . Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in this manner, you must submit a written request signed by each shareholder, with each signature guaranteed.

     .    Redeem shares represented by a certificate.

     The Company and UAMSSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened and before effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The Company or UAMSSC may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Company or UAMSSC does not employ the procedures described above. Neither the Company nor UAMSSC will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Redemptions-In-Kind

     If the Board determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of securities received in payment of redemptions.

     The Company has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board may deem advisable; however, payment will be made wholly in cash unless the Board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If the Fund pays redemption proceeds with securities instead of cash, it will value such securities as set forth under "How the Company Values its Assets." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

Signature Guarantees

     The Company requires signature guarantees for certain types of documents, including:

     .    Written requests for redemption;

     . Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed; and

     .    On all stock certificates tendered for redemption.

     The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Company and its sub-transfer agent from fraud.

     The Company requires signature guarantees for the following redemptions:

     . Redemptions where the proceeds are to be sent to someone other than the registered shareowner(s);

     . Redemptions where the proceeds are to be sent to someplace other than the registered address; or

     .    Share transfer requests.

     The Company will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. You can get a complete definition of eligible guarantor institutions by calling 1-877-826-5465. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

Other Redemption Information

     Normally, the Fund will pay for all shares redeemed under proper procedures within seven days after it received your request. However, the Fund will pay your redemption proceeds earlier as applicable law so requires.

     The Company may suspend redemption privileges or postpone the date of payment:

     .    When the NYSE and custodian bank are closed;

     .    When trading on the NYSE is restricted;

     . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets; or

     .    For such other periods as the Commission may permit.

EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------

     The exchange privilege is only available with respect to UAM Funds that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Institutional Service Class shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

     Neither the Company nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The Board may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage other mutual funds in the UAM Funds Complex and their shareholders.

TRANSFER OF SHARES
-------------------------------------------------------------------------------

     Shareholders may transfer shares of the Fund to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

Performance Calculations

     The Fund measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The Fund calculates its current yield and average annual total return information according to the methods required by the SEC.

TOTAL RETURN
-------------------------------------------------------------------------------

     Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

     The Fund's average annual total return is calculated by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable expenses on an annual basis. Since Adviser Class Shares and Institutional Service Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

     Total return is calculated according to the following formula:

         P (1 + T)/n/ = ERV

         Where:

         P      =   a hypothetical initial payment of $1,000

         T      =   average annual total return

         n      =   number of years

         ERV    =   ending redeemable value of a hypothetical $1,000 payment
                    made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

     The table lists the Fund's average annual returns for the one-year period ended April 30, 2000 and the period from the Fund's inception date through April 30, 2000.

                    One Year                             Since Inception                         Inception Date
     =======================================================================================================================
                     23.12%                                   8.72%                                 1/02/97

YIELD
-------------------------------------------------------------------------------

     Yield refers to the income generated by an investment in the Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all mutual funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

     The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Adviser Class Shares and Institutional Service Class Shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.

     Yield is obtained using the following formula:

         Yield = 2[((a-b)/(cd)+1)/6/-1]

         Where:

         a =  dividends and interest earned during the period

         b =  expenses accrued for the period (net of reimbursements)

         c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

         d = the maximum offering price per share on the last day of the period.


Comparison
--------------------------------------------------------------------------------

     The Fund's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further described in this SAI. This information may also be included in sales literature and advertising.

     To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Company or the Fund may discuss various measures of performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. Please see "Comparative Benchmarks" for publications, indices and averages that may be used.

     In assessing such comparisons of performance, an investor should keep in mind:

     . That the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Fund;

     .   That the indices and averages are generally unmanaged;

     . That the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance; and

     .   That shareholders cannot invest directly in such indices or averages.

     In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.


FINANCIAL STATEMENTS

     The following documents are included in the Fund's April 30, 2000 Annual
     Report:

     .   Financial statements for the fiscal year ended April 30, 2000;

     .   Financial highlights for the respective periods presented; and

     .   The report of PricewaterhouseCoopers LLP.

     Each of the above-referenced documents is incorporated by reference into this SAI. However, no other parts of the Fund's Annual Report is incorporated by reference herein. Shareholders may get copies of the Fund's Annual Report free of charge by calling the UAM Funds at the telephone number appearing on the front page of this SAI.


GLOSSARY

     All terms that this SAI does not otherwise define, have the same meaning in the SAI as they do in the prospectus of the Fund.

     1933 Act means the Securities Act of 1933, as amended.

     1934 Act means the Securities Exchange Act of 1934, as amended.

     1940 Act means the Investment Company Act of 1940, as amended.

     Adviser means the investment adviser of the Fund.

     Board Member refers to a single member of the Company's Board.

     Board refers to the Company's Board of Trustees as a group.

     Company refers to UAM Funds Trust.

     Independent Board Member refers Board Members that are not Interested Board Members.

     Interested Board Member refers to an "interested person" (as defined by the 1940 Act) of the Company. A Board Member may by an interested person of the Company because they are affiliated with one of the Company's investment advisers, United Asset Management Corporation or the Company's principal underwriter.

     NAV is the net asset value per share of the Fund.

     NYSE is the New York Stock Exchange. Also known as "The Exchange" or "The Big Board."

     Fund refers to the TS&W International Octagon Portfolio, which is a series of the Company.

     SEC is the Securities and Exchange Commission. The SEC is the federal agency that administers most of the federal securities laws in the United States. In particular, the SEC administers the 1933 ACT, the 1940 ACT and the 1934 ACT.

     SEI is SEI Investments Mutual Funds Services, the Company's sub-administrator.

     UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Inc. II and all of their portfolios.

     UAM is United Asset Management Corporation.

     UAMFDI is UAM Fund Distributors, Inc., the Company's principal underwriter.

     UAMFSI is UAM Fund Services, Inc., the Company's administrator.

     UAMSSC is UAM Fund Shareholder Servicing Center, Inc., the Company's sub-shareholder-servicing agent.


BOND RATINGS

Moody's Investors Service, Inc
--------------------------------------------------------------------------------

Preferred Stock Ratings

     aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

     a An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa An issue that is rated "baa" is considered to be a medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa An issue that is rated "caa" is of poor standing. Such issues may be in default or there may be some other element of danger with respect to principal of interest.

     ca An issue that is rated "ca" is speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

     plus (+) or       Moody's applies numerical modifiers 1, 2, and 3 in minus
                       (-) each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Debt Ratings - Taxable Debt & Deposits Globally

     Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

     A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Con. (...)        (This rating applies only to U.S. Tax-Exempt Municipals)
                       Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches.
                       Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


Short-Term Prime Rating System - Taxable Debt & Deposits Globally

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                            . Leading market positions in well-established industries.

                            . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                            . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                            . Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Not Prime         Issuers rated Not Prime do not fall within any of the
                       Prime rating categories.


Standard & Poor's Ratings Services
--------------------------------------------------------------------------------

Long-Term Issue Credit Ratings

     Issue credit ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

     2. Nature of and provisions of the obligation;

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

        The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

     AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated 'BB,' 'B,' 'CCC,' 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC An obligation rated 'CCC' is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

     CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.

     C A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to non-payment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy. Debt obligations of issues outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor and do not take into account currency exchange and related uncertainties.

     Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

     A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D                 A short-term obligation rated 'D' is in payment default.
                       The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks

     Country risks considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identity those instances where sovereign risks make them different for the same issuer.

Fitch Ratings
--------------------------------------------------------------------------------



International Long-Term Credit Ratings

     Investment Grade

     AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


     Speculative Grade

     BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC,CC,C          High default risk. Default is a real possibility.
                       Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

     DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

                             Entities rated in this category have defaulted on
                       some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.


International Short-Term Credit Ratings

     F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C                 High default risk. Default is a real possibility.
                       Capacity for meeting financial commitments that is highly uncertain and solely reliant upon a sustained, favorable business and economic environment.

     D                 Default.  Denotes actual or imminent payment default.


     Notes

     "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC,' or to short-term ratings other than `F1.'

     `NR' indicates that Fitch does not rate the issuer or issue in question.

     `Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.


COMPARATIVE BENCHMARKS

     CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

     Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

     Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

     Dow Jones Industrial Average - a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

     Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper, Inc., Morningstar, Inc., The New York Times, Personal Investor, The Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

     Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.

     IBC's Money Fund Average/All Taxable Index - an average of all major money market fund yields, published weekly for 7- and 30-day yields.

     IFC Investable Composite Index - an unmanaged market capitalization-weighted index maintained by the International Finance Corporation. This index consists of over 890 companies in 26 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

     Lehman Brothers Indices:
     -----------------------

     Lehman Brothers Aggregate Bond Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issues of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $150 million.

     Lehman Brothers Credit Bond Index - an unmanaged index of all publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, nonconvertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

     Lehman Brothers Government Bond Index - an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

     Lehman Brothers Government/Corporate Bond Index - an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $150 million. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

     Lehman Brothers High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, nonconvertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

     Lehman Brothers Intermediate Government/Corporate Index - an unmanaged fixed income, market value-weighted index that combines the Lehman Brothers Government Bond Index (intermediate-term sub-index) and Lehman Corporate Bond Index (intermediate-term sub-index).

     Lehman Brothers Mortgage-Backed Securities Index - an unmanaged index of all fixed-rate securities backed by mortgage pools of Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).

     Lipper, Inc./Lipper Indices/Lipper Averages
     -------------------------------------------

     The Lipper Indices are equally weighted indices for typically the 30 largest mutual funds within their respective portfolio investment objectives. The indices are currently grouped in six categories: U.S. Diversified Equity with 12 indices; Equity with 27 indices, Taxable Fixed-Income with 20 indices, Tax-Exempt Fixed-Income with 28 indices, Closed-End Funds with 16 indices, and Variable Annuity Funds with 18 indices.

     In September, 1999, Lipper, Inc. introduced its new portfolio-based mutual fund classification method in which peer comparisons are based upon characteristics of the specific stocks in the underlying funds, rather than upon a broader investment objective stated in a prospectus. Certain of Lipper, Inc.'s classifications for general equity funds' investment objectives were changed while other equity objectives remain unchanged. Changing investment objectives include Capital Appreciation Funds, Growth Funds, Mid-Cap Funds, Small-Cap Funds, Micro-Cap Funds, Growth & Income Funds, and Equity Income Funds. Unchanged investment objectives include Sector Equity Funds, World Equity Funds, Mixed Equity Funds, and certain other funds including all Fixed Income Funds and S&P(R) Index Funds.

     Criteria for the Lipper Indices are: 1) component funds are largest in group; 2) number of component funds remains the same (30); 3) component funds are defined annually; 4) can be linked historically; and 5) are used as a benchmark for fund performance.

     Criteria for the Lipper Averages are: 1) includes all funds in the group in existence for the period; 2) number of component funds always changes; 3) universes are dynamic due to revisions for new funds, mergers, liquidations, etc.; and 4) will be inaccurate if historical averages are linked.

     Certain Lipper, Inc. indices/averages used by the UAM Funds may include, but are not limited to, the following:

     Lipper Short-Intermediate Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of one to five years or less. (Taxable Fixed-Income category)

     Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. (Equity category)

     Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities. (Equity category)

     Lipper Equity Mid Cap Fund Index - an unmanaged index of funds that by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. (Equity category)

     Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase. (Equity category)

     Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size which invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. (Equity category)

     Lipper Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

     Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).

     Merrill Lynch 1-3 Year Treasury Index - an unmanaged index composed of U.S. treasury securities with maturities from 1 to 3 years.

     Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

     Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

     NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs.

     Nikkei Stock Average - a price weighted index of 225 selected leading stocks listed on the First Section of the Tokyo Stock Exchange.

     New York Stock Exchange composite or component indices -- capitalization-weighted unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

     Russell U.S. Equity Indices:
     ---------------------------

     Russell 3000(R) Index - measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

     Russell 1000(R) Index - an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

     Russell 2000(R) Index -- an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

     Russell Top 200(TM) Index - measures the performance of the 200 largest companies in the Russell 1000 Index, which represents approximately 74% of the total market capitalization of the Russell 1000 Index.

     Russell Mid-Cap(TM) Index -- measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

     Russell 2500(TM) Index - an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

     Russell 3000(R) Growth Index - measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indices.

     Russell 3000(R) Value Index - measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indices.

     Russell 1000(R) Growth Index - measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 1000(R) Value Index - measures the performance of those Russell 1000 with lower price-to-book ratios and lower forecasted growth values.

     Russell 2000(R) Growth Index - measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 2000(R) Value Index - measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

     Russell Top 200(TM) Growth Index - measures the performance of those Russell Top 200 companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

     Russell Top 200(TM) Value Index - measures the performance of those Russell Top 200 companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     Russell Midcap(TM) Growth Index - measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

     Russell Midcap(TM) Value Index - measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     Russell 2500(TM) Growth Index - measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 2500(TM) Value Index - measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

     Ryan Labs 5 Year GIC Master Index - an arithmetic mean of market rates of $1 million GIC contracts held for five years. The market rates are representative of a diversified, investment grade portfolio of contracts issued by credit worthy insurance companies. The index is unmanaged and does not reflect any transaction costs. Direct investment in the index is not possible.


     Standard & Poor's U.S. Indices:
     ------------------------------


     In October, 1999, Standard & Poor's and Morgan Stanley Capital International launched a new global industry classification standard consisting of 10 economic sectors aggregated from 23 industry groups, 59 industries, and 123 sub-industries covering almost 6,000 companies globally. The new classification standard will be used with all of their respective indices. Features of the new classification include 10 economic sectors, rather than the 11 S&P currently uses. Sector and industry gradations are less severe. Rather than jumping from 11 sectors to 115 industries under the former S&P system, the new system progresses from 10 sectors through 23 industry groups, 50 industries and 123 sub-industries.

     S&P 500 Index - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks. Widely regarded as the standard for measuring large-cap U.S. stock market performance. It is used by 97% of U.S. money managers and pension plan sponsors. More than $1 trillion is indexed to the S&P 500.

     S&P MidCap 400 Index -- consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value. It is used by over 95% of U.S. managers and pension plan sponsors. More than $25 billion is indexed to the S&P MidCap 400.

     S&P SmallCap 600 Index - an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors. It is gaining wide acceptance as the preferred benchmark for both active and passive management due to its low turnover and greater liquidity. Approximately $8 billion is indexed to the S&P SmallCap 600.

     S&P SuperComposite 1500 - combines the S&P 500, MidCap 400, and SmallCap 600 indices, representing 87% of the total U.S. equity market capitalization.

     S&P 100 Index - known by its ticker symbol OEX, this index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue chip stocks across diverse industry groups.

     S&P/BARRA Growth and Value Indices - are constructed by grouping the securities in the S&P 500 Index according to price-to-book ratio. The Value index contains the companies with the lower price-to-book ratios; while the companies with the higher price-to-book ratios are contained in the Growth index.

     S&P REIT Composite Index - launched in 1997, this benchmark tracks the market performance of U.S. Real Estate Investment Trusts, known as REITS. The REIT Composite consists of 100 REITs chosen for their liquidity and importance in representing a diversified real estate Fund. The Index covers over 80% of the securitized U.S. real estate market.

     S&P Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

     Standard & Poor's CANADA Indices:
     ---------------------------------

     S&P/TSE Canadian MidCap Index - measures the performance of the mid-size company segment of the Canadian equity market.

     S&P/TSE Canadian SmallCap Index - Measures the small company segment of the Canadian equity market.

     Standard & Poor's Global Indices:
     --------------------------------

     S&P Global 1200 Index - aims to provide investors with an investable Fund. This index, which covers 29 countries and consists of seven regional components, offers global investors an easily accessible, tradable set of stocks and particularly suits the new generation of index products, such as exchange-traded funds (ETFs).

     S&P Euro and S&P Euro Plus Indices - the S&P Euro Index covers the Eurobloc countries; the Euro Plus Index includes the Euro markets as well as Denmark, Norway, Sweden and Switzerland. The S&P Euro Plus Index contains 200 constituents, and the S&P Euro Index, a subset of Euro Plus, contains 160 constituents. Both indices provide geographic and economic diversity over 11 industry sectors.

     S&P/TSE 60 Index - developed with the Toronto Stock Exchange, is designed as the new Canadian large cap benchmark and will ultimately replace the Toronto 35 and the TSE 100.

     S&P/TOPIX 150 - includes 150 highly liquid securities selected from each major sector of the Tokyo market. It is designed specifically to give portfolio managers and derivative traders an index that is broad enough to provide representation of the market, but narrow enough to ensure liquidity.

     S&P Asia Pacific 100 Index - includes highly liquid securities from each major economic sector of major Asia-Pacific equity markets. Seven countries--Australia, Hong Kong, Korea, Malaysia, New Zealand, Singapore, and Taiwan --are represented in the new index.

     S&P Latin America 40 Index - part of the S&P Global 1200 Index, includes highly liquid securities from major economic sectors of Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the new index.

     S&P United Kingdom 150 Index - includes 150 highly liquid securities selected from each of the new S&P sectors. The S&P UK 150 is designed to be broad enough to provide representation of the market, but narrow enough to ensure liquidity.

     Salomon Smith Barney Global excluding U.S. Equity Index - an unmanaged index comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

     Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities of one year or greater, but less than three years.

     Salomon Smith Barney Three-Month T-Bill Average -- the average for all treasury bills for the previous three-month period.

     Salomon Smith Barney Three-Month U.S. Treasury Bill Index - a return equivalent yield average based on the last three 3-month Treasury bill issues.

     Savings and Loan Historical Interest Rates -- as published by the U.S. Savings and Loan League Fact Book.

     Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. treasury bills and inflation.

     Target Large Company Value Index - an index comprised of large companies with market capitalizations currently extending down to approximately $1.9 billion that are monitored using a variety of relative value criteria in order to capture the most attractive value opportunities available. A high quality profile is required and companies undergoing adverse financial pressures are eliminated.

     U.S. Three-Month Treasury Bill Average - the average return for all treasury bills for the previous three month period.

     Value Line Composite Index -- composed of over 1,600 stocks in the Value Line Investment Survey.

     Wilshire Real Estate Securities Index - a market capitalization-weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The index is used by the institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison.


                                      51
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     Wilshire REIT Index - includes 112 real estate investment trusts (REITs)
     but excludes seven real estate operating companies that are included in the Wilshire Real Estate Securities Index.

     Note: With respect to the comparative measures of performance for equity securities described herein, comparisons of performance assume reinvestment of dividends, except as otherwise stated.


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